J.P. MORGAN MUTUAL FUND SELECT GROUP

JPMorgan Bond Fund II

J.P. MORGAN MUTUAL FUND GROUP

JPMorgan U.S. Treasury Income Fund

J.P. MORGAN MUTUAL FUND SELECT TRUST

JPMorgan Tax Free Income Fund

J.P. MORGAN MUTUAL FUND INVESTMENT TRUST

JPMorgan Equity Income Fund

JPMorgan Equity Growth Fund

J.P. MORGAN FLEMING MUTUAL FUND GROUP, INC.

JPMorgan Small Cap Growth Fund

J.P. MORGAN FUNDS

JPMorgan U.S. Small Company Opportunities Fund

522 Fifth Avenue
New York, New York 10036

(collectively, the "JPMorgan Funds")

Special Meeting of Shareholders to be held January 20, 2005

Dear Shareholder:

I am writing to ask for your vote on an important matter concerning your investment in the JPMorgan Funds ("Your Fund"). Your Fund's Board of Directors/Trustees ("Trustees") called a special meeting of shareholders of Your Fund scheduled for Thursday, January 20, 2005, at the offices of J.P. Morgan Investment Management Inc., 522 Fifth Avenue, New York, New York 10036, at 9:00 a.m., Eastern time ("Meeting").

The purpose of the Meeting is to seek shareholder approval for a number of fund reorganizations, which are among a series of initiatives that the Trustees of the JPMorgan Funds have recently undertaken. These initiatives follow the July 1, 2004 merger of Bank One Corporation, the former corporate parent of Banc One Investment Advisors Corporation ("BOIA"), One Group Dealer Services, Inc. (the "Distributor"), and One Group Administrative Services, Inc. ("OGA") (investment advisor, distributor and administrator, respectively, to the One Group® Mutual Funds), into JPMorgan Chase & Co., the corporate parent of J.P. Morgan Investment Management Inc. ("JPMIM") (which serves as investment adviser to the JPMorgan Funds). JPMorgan Chase Bank is the administrator, shareholder servicing agent and custodian to the JPMorgan Funds. As a consequence of the merger, on that date BOIA, OGA and the Distributor became affiliates of both JPMIM and JPMorgan Chase Bank. BOIA and JPMIM, however, will continue as separate investment advisory entities, for the foreseeable future, and will continue to provide investment advisory services to the One Group Mutual Funds and the JPMorgan Funds, respectively.

You will also be receiving a proxy statement seeking your approval for certain initiatives relating to, among other things, (i) the election of trustees, (ii) the approval of a proposed Plan of Reorganization and Redomiciliation pursuant to which Your Fund will redomicile into a newly formed Delaware statutory trust in the event that the reorganization initiative for Your Fund described in these materials is not approved by shareholders, and (iii) changing a fundamental investment restriction for certain of the JPMorgan Funds. It is important that you vote all proxies you receive.

As a result of these new affiliations, steps to integrate to the greatest extent possible the operations of One Group Mutual Funds and the JPMorgan Funds have been actively considered over the course of several months in order to take advantage of potential operational and administrative efficiencies and to eliminate overlapping and duplicative product offerings. At meetings held in August 2004, BOIA and OGA made proposals to the Board of Trustees of One Group Mutual Funds and JPMIM and JPMorgan Chase Bank made proposals to the Boards of the JPMorgan Funds in order to seek to achieve these goals.

On August 19, 2004, the Board of Trustees of the JPMorgan Funds, and on August 12, 2004, the Board of Trustees of One Group Mutual Funds, each approved a series of initiatives that are designed to: (1) integrate the operations of the two fund complexes; (2) streamline the operations and product offerings of the two fund complexes; and (3) take advantage of potential economies of scale that may result. The integration of the two fund complexes will include, among other things: (1) electing a single board of trustees and appointing common senior officers; (2) adopting a common fee structure; (3) eliminating overlapping or duplicative funds; (4) redomiciling to a single jurisdiction and single form of declaration of trust; (5) proposing certain changes to fundamental investment restrictions and policies of some of the JPMorgan Funds and all of the One Group Funds; (6) engaging a common set of service providers; and (7) conforming redemption fee practices. These initiatives are being implemented in a series of steps, the majority of which are expected to be effective February 19, 2005. BOIA, JPMIM, OGA and the Distributor have contractually agreed to waive or reduce their fees or reimburse the expenses of each class of shares of the One Group Mutual Funds and the JPMorgan Funds, as needed, in order to ensure that for the JPMorgan Funds the net expense level for the funds following the mergers is at least as low as the net expense level currently in effect, if not lower (with exceptions that are not part of the transactions described in this letter and accompanying materials) as a result of the implementation of a common pricing structure, regardless of whether the Reorganization is approved. These contractual fee waivers and/or reimbursements will stay in effect for at least one year from February 19, 2005.

While not all do, a number of critical steps to implement these initiatives require shareholder approval. The attached Proxy Statement/Prospectus seeks your approval of the following proposal that will be considered at the Meeting:

1.  To approve or disapprove a proposed Agreement and Plan of Reorganization for Your Fund, pursuant to which Your Fund will transfer all of its assets and liabilities to the corresponding series of One Group Mutual Fund listed opposite Your Fund's name in the following chart in exchange for shares of the corresponding fund (each a "Reorganization" and, collectively, the "Reorganizations"):

JPMorgan Fund	One Group Mutual Fund

JPMorgan Bond Fund II	One Group Bond Fund

JPMorgan U.S. Treasury Income Fund	One Group Government Bond Fund

JPMorgan Tax Free Income Fund	One Group Tax-Free Bond Fund

JPMorgan Equity Income Fund	One Group Equity Income Fund

JPMorgan Equity Growth Fund	One Group Large Cap Growth Fund

JPMorgan Small Cap Growth Fund & JPMorgan U.S. Small Company Opportunities Fund	One Group Small Cap Growth Fund

  If the applicable Reorganizations are approved by shareholders then, effective February 19, 2005, One Group Bond Fund will be renamed JPMorgan Core Bond Fund, One Group Government Bond Fund will be renamed JPMorgan Government Bond Fund, One Group Tax-Free Bond Fund will be renamed JPMorgan Tax Free Bond Fund, One Group Equity Income Fund will be renamed JPMorgan Equity Income Fund, One Group Large Cap Growth Fund will be renamed JPMorgan Large Cap Growth Fund and One Group Small Cap Growth Fund will be renamed JPMorgan Small Cap Growth Fund.

  If the applicable Reorganizations are not approved by shareholders then, effective February 19, 2005, the following funds will be renamed as follows:

Pre-February 19th Name	Post February 19th Name if No Reorganization

One Group Bond Fund	JPMorgan Core Bond Fund

One Group Government Bond Fund	JPMorgan Government Bond Fund

One Group Tax-Free Bond Fund	JPMorgan Tax Free Bond Fund

One Group Equity Income Fund	JPMorgan Dividend Income Fund

One Group Large Cap Growth Fund	JPMorgan Large Cap Growth Fund

One Group Small Cap Growth Fund	JPMorgan Small Company Growth Fund

  If the Reorganization pertaining to Your Fund is approved by shareholders, you will become a shareholder of Your Fund's corresponding One Group Mutual Fund on the date the Reorganization occurs. No sales charges or redemption fees will be imposed as a result of the Reorganization. The Reorganizations are intended to be tax-free reorganizations for federal income tax purposes; and

2.  To transact such other business as may properly come before the Meeting and any adjournments or postponements thereof.

After careful consideration, the Boards of Trustees of the JPMorgan Funds recommend that you vote "FOR" the proposal.

A Proxy Statement/Prospectus that describes the Reorganizations is enclosed. Your vote is very important to us regardless of the number of shares you own. Whether or not you plan to attend the Meeting in person, please read the Proxy Statement/Prospectus and cast your vote promptly. It is important that your vote be received by and no later than the time of the Meeting on January 20, 2005. You may cast your vote by completing, signing, and returning the enclosed proxy card by mail in the envelope provided. If you have any questions, before you vote, please call (800) 762-8415. We will get you the answers that you need promptly.

In addition to voting by mail you may also vote by either telephone or via the Internet, as follows:

To vote by Telephone:	To vote by Internet:

(1	) Read the Proxy Statement/Prospectus and have your proxy card at hand.	(1	) Read the Proxy Statement/Prospectus and have your proxy card at hand.

(2	) Call the 1-800 number that appears on your proxy card.	(2	) Go to the website that appears on your proxy card.

(3	) Enter the control number set forth on the proxy card and follow the instructions.	(3	) Enter the control number set forth on the proxy card and follow the simple instructions.

We encourage you to vote by telephone or via the Internet using the control number that appears on your enclosed proxy card. Use of telephone or Internet voting will reduce the time and costs associated with this proxy solicitation.

NOTE: You may receive more than one proxy package if you hold shares in more than one account. You must return separate proxy cards for separate holdings. We have provided postage-paid return envelopes for each, which require no postage if mailed in the United States.

Sincerely,

George C.W. Gatch
President
JPMorgan Funds

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J.P. MORGAN MUTUAL FUND SELECT GROUP

JPMorgan Bond Fund II

J.P. MORGAN MUTUAL FUND GROUP

JPMorgan U.S. Treasury Income Fund

J.P. MORGAN MUTUAL FUND SELECT TRUST

JPMorgan Tax Free Income Fund

J.P. MORGAN MUTUAL FUND INVESTMENT TRUST

JP Morgan Equity Income Fund

JPMorgan Equity Growth Fund

J.P. MORGAN FLEMING MUTUAL FUND GROUP, INC.

JPMorgan Small Cap Growth Fund

J.P. MORGAN FUNDS

JPMorgan U.S. Small Company Opportunities Fund

522 Fifth Avenue
New York, New York 10036

(collectively, the "JPMorgan Funds")

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
To Be Held on January 20, 2005

To the Shareholders of JPMorgan Funds:

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders of the JPMorgan Funds will be held at the offices of J.P. Morgan Investment Management Inc., 522 Fifth Avenue, New York, New York 10036, on Thursday, January 20, 2005, at 9:00 a.m., Eastern time ("Meeting"), for the following purpose:

1.  To approve or disapprove Agreements and Plans of Reorganization (each a "Reorganization Agreement"), each providing for (i) the acquisition of all of the assets and the assumption of all of the liabilities of a JPMorgan Fund, in exchange for shares of the corresponding One Group® Mutual Fund listed opposite its name in the following chart (each a "Reorganization" and, collectively, the "Reorganizations") and (ii) the subsequent liquidation of the JPMorgan Fund; and

JPMorgan Fund	One Group Mutual Fund

JPMorgan Bond Fund II	One Group Bond Fund

JPMorgan U.S. Treasury Income Fund	One Group Government Bond Fund

JPMorgan Tax Free Income Fund	One Group Tax-Free Bond Fund

JPMorgan Equity Income Fund	One Group Equity Income Fund

JPMorgan Equity Growth Fund	One Group Large Cap Growth Fund

JPMorgan Small Cap Growth Fund & JPMorgan U.S. Small Company Opportunities Fund	One Group Small Cap Growth Fund

  If the applicable Reorganizations are approved by shareholders then, effective February 19, 2005, One Group Bond Fund will be renamed JPMorgan Core Bond Fund, One Group Government Bond Fund will be renamed JPMorgan Government Bond Fund, One Group Tax-Free Bond Fund will be renamed JPMorgan Tax Free Bond Fund, One Group Equity Income Fund will be renamed JPMorgan Equity Income Fund, One Group Large Cap Growth Fund will be renamed JPMorgan Large Cap Growth Fund and One Group Small Cap Growth Fund will be renamed JPMorgan Small Cap Growth Fund.

  If applicable Reorganizations are not approved by shareholders then, effective February 19, 2005, the following funds will be renamed as follows:

Pre-February 19th Name	Post February 19th Name if No Reorganization

One Group Bond Fund	JPMorgan Core Bond Fund

One Group Government Bond Fund	JPMorgan Government Bond Fund

One Group Tax-Free Bond Fund	JPMorgan Tax Free Bond Fund

One Group Equity Income Fund	JPMorgan Dividend Income Fund

One Group Large Cap Growth Fund	JPMorgan Large Cap Growth Fund

One Group Small Cap Growth Fund	JPMorgan Small Company Growth Fund

2.  To transact such other business as may properly come before the Meeting and any adjournments or postponements thereof.

The Boards of Trustees of JPMorgan Funds have fixed the close of business on October 27, 2004 as the record date for determination of shareholders entitled to notice of, and to vote at, the Meeting and any adjournments or postponements thereof.

EACH SHAREHOLDER WHO DOES NOT EXPECT TO ATTEND THE MEETING IN PERSON IS REQUESTED TO DATE, FILL IN, SIGN AND RETURN PROMPTLY THE ENCLOSED FORM OF PROXY IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES, OR TO FOLLOW THE INSTRUCTIONS ON THE PROXY CARD IN ORDER TO VOTE BY TELEPHONE OR INTERNET AS SOON AS POSSIBLE.

By Order of the Boards of Trustees of JPMorgan Funds,

Wayne H. Chan
Secretary

November 10, 2004

PROXY STATEMENT/PROSPECTUS

October 30, 2004

PROXY STATEMENT FOR:

J.P. MORGAN MUTUAL FUND SELECT GROUP

JPMorgan Bond Fund II

J.P. MORGAN MUTUAL FUND GROUP

JPMorgan U.S. Treasury Income Fund

J.P. MORGAN MUTUAL FUND SELECT TRUST

JPMorgan Tax Free Income Fund

J.P. MORGAN MUTUAL FUND INVESTMENT TRUST

JPMorgan Equity Income Fund

JPMorgan Equity Growth Fund

J.P. MORGAN FLEMING MUTUAL FUND GROUP, INC.

JPMorgan Small Cap Growth Fund

J.P. MORGAN FUNDS

JPMorgan U.S. Small Company Opportunities Fund

522 Fifth Avenue
New York, New York 10036

(collectively, the "JPMorgan Funds")

PROSPECTUS FOR:

One Group® Mutual Funds

One Group Bond Fund

One Group Government Bond Fund

One Group Tax-Free Bond Fund

One Group Equity Income Fund

One Group Large Cap Growth Fund

One Group Small Cap Growth Fund

1111 Polaris Parkway
Columbus, Ohio 43271-1235

(collectively, the "One Group Funds")

This combined Proxy Statement and Prospectus ("Proxy Statement/Prospectus") is being furnished in connection with the solicitation of proxies by the Boards of Directors/Trustees ("Board") of the JPMorgan Funds for a Special Meeting of Shareholders of the JPMorgan Funds ("Meeting"). The Meeting will be held on Thursday, January 20, 2005, at 9:00 a.m., Eastern time, at the offices of J.P. Morgan Investment Management Inc., 522 Fifth Avenue, New York, New York 10036 (the "Meeting").

i

At the Meeting, shareholders of the JPMorgan Funds will be asked to consider and act upon the following proposal:

(1)  To approve or disapprove Agreements and Plans of Reorganization (each a "Reorganization Agreement"), each providing for (i) the acquisition of all of the assets and the assumption of all of the liabilities of a JPMorgan Fund, in exchange for shares of the corresponding One Group Fund listed opposite its name in the following chart (each a "Reorganization" and collectively, the "Reorganizations"), and (ii) the subsequent liquidation of the JPMorgan Fund; and

JPMorgan Fund	One Group Mutual Fund

JPMorgan Bond Fund II	One Group Bond Fund

JPMorgan U.S. Treasury Income Fund	One Group Government Bond Fund

JPMorgan Tax Free Income Fund	One Group Tax-Free Bond Fund

JPMorgan Equity Income Fund	One Group Equity Income Fund

JPMorgan Equity Growth Fund	One Group Large Cap Growth Fund

JPMorgan Small Cap Growth Fund & JPMorgan U.S. Small Company Opportunities Fund	One Group Small Cap Growth Fund

  If the applicable Reorganizations are approved by shareholders then, effective February 19, 2005, One Group Bond Fund will be renamed JPMorgan Core Bond Fund, One Group Government Bond Fund will be renamed JPMorgan Government Bond Fund, One Group Tax-Free Bond Fund will be renamed JPMorgan Tax Free Bond Fund, One Group Equity Income Fund will be renamed JPMorgan Equity Income Fund, One Group Large Cap Growth Fund will be renamed JPMorgan Large Cap Growth Fund and One Group Small Cap Growth Fund will be renamed JPMorgan Small Cap Growth Fund.

  If applicable Reorganizations are not approved by shareholders then, effective February 19, 2005, the following funds will be renamed as follows:

Pre-February 19th Name	Post February 19th Name if No Reorganization

One Group Bond Fund	JPMorgan Core Bond Fund

One Group Government Bond Fund	JPMorgan Government Bond Fund

One Group Tax-Free Bond Fund	JPMorgan Tax Free Bond Fund

One Group Equity Income Fund	JPMorgan Dividend Income Fund

One Group Large Cap Growth Fund	JPMorgan Large Cap Growth Fund

One Group Small Cap Growth Fund	JPMorgan Small Company Growth Fund

(2)  To transact such other business as may properly come before the Meeting or any adjournments or postponements thereof.

Each Reorganization Agreement contemplates the transfer of all of the assets and the assumption of all of the liabilities of a JPMorgan Fund in exchange for shares of its corresponding One Group Fund having an aggregate net asset value equal to the aggregate net asset value of the JPMorgan Fund. Each JPMorgan Fund would then distribute to its shareholders the portion of the shares of the corresponding One Group Mutual Fund to which each such shareholder is entitled. This would result in the liquidation of each of JPMorgan Bond Fund II, JPMorgan U.S. Treasury Income Fund, JPMorgan Tax Free Income Fund, JPMorgan Equity Income Fund, JPMorgan Equity Growth Fund, JPMorgan Small Cap Growth Fund and JPMorgan U.S. Small Company Opportunities Fund.

Under each proposed Reorganization Agreement, each shareholder of the JPMorgan Funds would be entitled to receive shares of the corresponding One Group Mutual Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of the JPMorgan Fund held by that shareholder, as of the close of business on the business day of the closing of the Reorganization. You are being asked to approve a Reorganization Agreement pursuant to which a Reorganization transaction would be accomplished. Because shareholders of the JPMorgan Funds are being asked to approve a transaction that will result in their holding shares of the One Group Funds, this Proxy Statement also serves as a Prospectus for the One Group Funds.

The JPMorgan Funds generally offer five classes of shares: A, B, C, Select and Institutional. One Group Bond Fund, One Group Government Bond Fund and One Group Large Cap Growth Fund offer the following five classes of shares: A, B, C, I and Ultra (a newly created share class). One Group Small Cap Growth Fund offers the following five classes of shares: A, B, C, I and Institutional (a newly created share class). One Group Tax-Free Bond Fund and One Group Equity Income Fund offer the following four classes of shares: A, B, C and I.

If a Reorganization Agreement is approved by shareholders of a JPMorgan Fund, holders of Class A shares of the JPMorgan Fund will receive Class A shares of the One Group Fund, and no sales charge will be imposed on the Class A shares of the One Group Fund received by JPMorgan Fund shareholders. Holders of Class B and Class C shares of the JPMorgan Fund will receive Class B and Class C shares, respectively, of the One Group Fund. Subsequent to a Reorganization, any contingent deferred sales charge ("CDSC") that applied to a shareholder's Class B or Class C shares of the JPMorgan Fund at the time of a Reorganization will continue to apply for the holding period applicable at the time of the Reorganization. In calculating any applicable CDSC, the period during which a shareholder held the Class B or Class C shares (and for holding periods applicable to certain purchases of Class A shares) of the JPMorgan Fund will be included in the holding period. Holders of Select Class shares of the JPMorgan Funds will receive Class I (to be renamed Select Class) shares of the One Group Funds. Holders of Institutional Class shares of the JPMorgan Funds will receive newly created Institutional Class shares of the One Group Funds. No redemption fee will be imposed as a result of the Reorganizations. Not all funds offer all classes of shares and certain classes of shares of the One Group Funds will be newly-created.

The Reorganizations are being structured as Federal tax-free reorganizations. See "INFORMATION ABOUT THE REORGANIZATIONS-Federal Income Tax Consequences." Shareholders should consult their tax advisors to determine the actual impact of the Reorganization in light of their individual tax circumstances.

The JPMorgan Funds and the One Group Funds are each series of open-end management investment companies. The investment objectives and primary investment strategies of each of the JPMorgan Funds are similar to those of their corresponding One Group Funds. There are, however, certain differences in investment policies, which are described under "COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES AND PRINCIPAL RISKS OF INVESTING IN THE FUNDS" in this Proxy Statement/Prospectus.

This Proxy Statement/Prospectus, which should be retained for future reference, sets forth concisely the information about the One Group Funds that a prospective investor should know before investing. A Statement of Additional Information ("SAI") dated October 30, 2004 relating to this Proxy Statement/Prospectus and the Reorganizations is incorporated by reference into this Proxy Statement/Prospectus. You may receive a copy of the SAI relating to this Proxy Statement/Prospectus without charge by contacting the One Group Mutual Funds at (800) 480-4111, or by writing to the One Group Mutual Funds at 1111 Polaris Parkway, Columbus, Ohio 43271-1235.

For more information regarding the JPMorgan Funds, see the prospectus and SAI for JPMorgan Bond Fund II dated December 29, 2003, JPMorgan U.S. Treasury Income Fund dated December 29, 2003, JPMorgan Tax Free Income Fund dated December 29, 2003, JPMorgan Equity Income Fund dated May 1, 2004, JPMorgan Equity Growth Fund dated May 1, 2004, JPMorgan Small Cap Growth Fund dated May 1, 2004 and JPMorgan U.S. Small Company Opportunities Fund dated May 1, 2004 which have been filed with the Securities and Exchange Commission ("SEC") and which are incorporated herein by reference. The annual reports and the semi-annual reports for the JPMorgan Funds, which highlight certain important information such as investment results and financial information and which have been filed with the SEC, are incorporated herein by reference. The annual reports and semi-annual reports for JPMorgan Bond Fund II, JPMorgan U.S. Treasury Income Fund and JPMorgan Tax-Free Income Fund are dated August 31, 2003 and February 29, 2004, respectively. The annual reports and semi-annual reports for JPMorgan Equity Income Fund, JPMorgan Equity Growth Fund, JPMorgan Small Cap Growth Fund and JPMorgan U.S. Small Company Opportunities Fund are dated December 31, 2003 and June 30, 2004, respectively. You may receive a copy of the prospectuses, SAIs, annual reports and semi-annual reports without charge by contacting the JPMorgan Funds at (800) 348-4782 or by writing to the Funds at the address listed on the cover page of this Proxy Statement/Prospectus.

For more information regarding One Group Bond Fund, One Group Government Bond Fund, One Group Tax-Free Bond Fund, One Group Equity Income Fund, One Group Large Cap Growth Fund and One Group Small Cap Growth Fund, see the prospectus and SAI for each of the Funds dated October 29, 2004, which have been filed with the SEC. The annual reports for the twelve month period ended June 30, 2004 which highlight certain important information such as investment results and financial information, have been filed with the SEC. You may receive a copy of the prospectuses, SAIs and annual reports without charge by contacting the One Group Mutual Funds at (800) 480-4111 or by writing to the One Group Mutual Funds at 1111 Polaris Parkway, Columbus, Ohio 43271-1235.

In addition, you can copy and review any of the above-referenced documents at the SEC's Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling the SEC at (202) 942-8090. Reports and other information about each of the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 450 Fifth Street, Washington D.C. 20549-0102.

Accompanying this Proxy Statement/Prospectus as Appendix B is a copy of the form of Reorganization Agreement pertaining to each transaction.

AN INVESTMENT IN THE ONE GROUP FUNDS IS NOT A DEPOSIT OF JPMORGAN CHASE & CO. OR ANY OF ITS AFFILIATES OR ANY OTHER BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENTAL AGENCY.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES OF THE FUNDS AS AN INVESTMENT OR DETERMINED WHETHER THIS PROXY STATEMENT/PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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PROPOSAL NO. 1

APPROVAL OF THE AGREEMENTS AND PLANS OF REORGANIZATION

COMMON QUESTIONS AND ANSWERS ABOUT THE PROPOSED REORGANIZATIONS

Q.  How will a Reorganization affect me?

A.  Under the terms of each Reorganization, the assets of each of the JPMorgan Funds will be combined with those of the corresponding One Group Fund and you will become a shareholder of the One Group Fund. Following the Reorganization, you will receive shares of the corresponding One Group Fund that are equal in aggregate net asset value to the shares of the JPMorgan Fund that you held immediately prior to the closing of the Reorganization. Shareholders of Class A shares, Class B shares, Class C shares, Select Class shares and Institutional Class shares of the JPMorgan Funds will receive Class A shares, Class B shares, Class C shares, Class I (to be renamed Select Class) shares and Institutional Class (a newly created share class) shares, respectively, of the corresponding One Group Fund. Not all funds offer all classes of shares.

Q.  Why is each Reorganization being recommended?

A.  On July 1, 2004, Bank One Corporation, the former corporate parent of Banc One Investment Advisors Corporation ("BOIA"), One Group Dealer Services, Inc. (the "Distributor"), and One Group Administrative Services, Inc. ("OGA"), merged into JPMorgan Chase & Co. BOIA, the Distributor and OGA are the investment advisor, the distributor and the administrator, respectively, to One Group Mutual Funds. As a consequence of the merger, on that date, BOIA, OGA and the Distributor became affiliates of both J.P. Morgan Investment Management Inc. ("JPMIM") and JPMorgan Chase Bank. JPMIM is the investment adviser to the JPMorgan Funds, and JPMorgan Chase Bank is the administrator, shareholder servicing agent and custodian to the JPMorgan Funds.

As a result of these new affiliations, steps to integrate to the greatest extent possible the operations of One Group Mutual Funds and JPMorgan Funds have been actively considered over the course of the past several months in order to take advantage of potential operational and administrative efficiencies and to eliminate overlapping or duplicative product offerings. BOIA and JPMIM, however, will continue as separate investment advisory entities for the foreseeable future, and will continue to provide investment advisory services to the One Group Funds and the JPMorgan Funds, respectively.

The JPMorgan Funds and the corresponding One Group Funds have similar investment objectives and policies, as described in detail below. The Reorganizations will result in combining the assets of these Funds and consolidating their operations.

Also see below for a discussion regarding any impact on the fees that you will pay.

Q.  How will the Reorganizations affect the fees to be paid by the One Group Funds, and how do they compare to the fees payable by the JPMorgan Funds?

A.  The Reorganizations by themselves will not affect the contractual fees to be paid by the One Group Funds or the JPMorgan Funds. However, other components of the integration efforts approved by the Boards of the JPMorgan Funds and the One Group Funds in August 2004 will result in changes to the fees for both the One Group Funds and the JPMorgan Funds, regardless of whether the Reorganizations are approved.

On August 19, 2004, the Board of Trustees of the JPMorgan Funds, and on August 18, 2004, the Board of Trustees of One Group Mutual Funds, each approved a series of proposals designed to facilitate the integration of the One Group Funds with the JPMorgan Funds into a single fund family in which all of the funds have a common pricing structure. As a result of this change, investment advisory fees between the two complexes were standardized, a common asset-based, complex-wide administration fee schedule was adopted to apply to the newly-expanded fund complex, shareholder servicing fees were standardized by class, and a common commission and CDSC schedule was adopted. In some instances, total gross contractual fees increase whereas in other cases, total gross contractual fees decrease.

The investment adviser, the Distributor and OGA have, however, contractually agreed to waive fees or reduce their fees or reimburse expenses for at least one year following the Reorganization in an amount that would ensure that the net expense rate will not increase as a result of the Reorganization.

Pro forma fee and expense information is included for your reference in this Proxy Statement/Prospectus.

1

Q.  Will I have to pay any sales load, commission, redemption fee, or other transactional fee in connection with a Reorganization?

A.  No. The full value of your shares of the JPMorgan Funds will be exchanged for shares of the indicated class of the corresponding One Group Funds without any sales load, commission, redemption fee, or other transactional fee being imposed. BOIA and JPMIM will bear all of the expenses of both Funds in connection with each Reorganization, except for brokerage fees and brokerage expenses associated with each Reorganization which will be borne by the Funds.

Q.  Will I have to pay any Federal income taxes as a result of a Reorganization?

A.  Each transaction is intended to qualify as a tax-free reorganization for Federal income tax purposes. Assuming a Reorganization qualifies for such treatment, shareholders will not recognize taxable gain or loss for Federal income tax purposes as a result of the Reorganization. As a condition to the closing of each Reorganization, each JPMorgan Fund will receive an opinion of legal counsel to the effect that the Reorganization will qualify as a tax-free reorganization for Federal income tax purposes. You should separately consider any state, local and other tax consequences in consultation with your tax advisor. Opinions of legal counsel are not binding on the Internal Revenue Service or the courts.

Q.  What happens if a Reorganization Agreement is not approved?

A.  While you are being asked to consider a Reorganization, shareholders of each One Group Fund are simultaneously being asked to consider, among other things, (i) the reorganization and redomiciliation of the One Group Funds as series of JPMorgan Trust II, a newly-created Delaware statutory trust, and (ii) changes to the fundamental investment restrictions and policies of the One Group Funds. If shareholders of the One Group Funds approve the reorganization and redomiciliation, and shareholders of each of the JPMorgan Funds approve a respective Reorganization, immediately following the closing of the Reorganization, the One Group Funds will be reorganized and redomiciled as a series of JPMorgan Trust II. Thus, immediately following the closing of the Reorganization, you will be a shareholder of a series of JPMorgan Trust II. If, on the other hand, shareholders of each of the JPMorgan Funds approve the Reorganization, but shareholders of the One Group Funds do not approve the reorganization and redomiciliation of their individual funds, following the Reorganization the One Group Funds will remain series of One Group Mutual Funds and you will be a shareholder of a series of One Group Mutual Funds and not of JPMorgan Trust II. The reorganization and redomiciliation is described further below.

While the JPMorgan Funds and the One Group Funds currently have substantially similar fundamental investment restrictions and policies, to the extent shareholders of the One Group Funds approve changes to the fundamental investment restrictions of those funds, the fundamental investment restrictions and policies of the JPMorgan Funds may vary from the fundamental investment restrictions and policies of the One Group Funds. The proposed changes in the One Group Funds' fundamental investment policies and/or restrictions are intended to simplify, streamline and modernize certain of the fundamental investment policies and/or restrictions of the funds to provide added flexibility to respond to future legal, regulatory, market or technical changes. See "SUMMARY-Comparison of Investment Objectives, Strategies and Principal Risks of Investing in the Funds" below for additional information on the proposed changes. Although the proposed changes to certain investment policies and/or restrictions of the One Group Funds will allow the One Group Funds greater flexibility to respond to future investment opportunities, BOIA has indicated to the Board of the One Group Funds that it does not anticipate that the changes, either individually or in the aggregate, will result in any material change in the level of investment risk associated with investing in the One Group Funds or the manner in which the One Group Funds are managed. Shareholders of the One Group Funds will be asked to vote on these proposals at shareholder meetings scheduled to be held January 20, 2005.

If a Reorganization Agreement is not approved by shareholders of a JPMorgan Fund, then you will remain a shareholder of the current series of your existing investment company. You will, however, become a shareholder of a newly formed Delaware statutory trust if the separate Plan of Reorganization and Redomiciliation of Your Fund, contained in the separate proxy, is approved. You will remain a shareholder in your Fund as a series of its current investment company if neither a Reorganization Agreement nor the Plan of Reorganization and Redomiciliation is approved. Regardless of whether either reorganization is approved, the new pricing structure will be adopted.

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SUMMARY

This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Proxy Statement/Prospectus and (each Reorganization Agreement), the form of which is attached to this Proxy Statement/Prospectus as Appendix A.

Proposed Reorganization

At a meeting held on August 19, 2004, the Boards of Trustees/Directors of the JPMorgan Funds approved the Reorganization Agreements. Subject to the approval of the shareholders of the JPMorgan Funds, each Reorganization Agreement provides for:

•  the transfer of all of the assets and the assumption of all of the liabilities of each JPMorgan Fund in exchange for shares of the corresponding investment portfolio of the One Group Mutual Fund listed opposite its name in the following chart having an aggregate net asset value equal to the aggregate net asset value of the shares of the JPMorgan Fund held by that shareholder; and

JPMorgan Fund	One Group Mutual Fund

JPMorgan Bond Fund II	One Group Bond Fund

JPMorgan U.S. Treasury Income Fund	One Group Government Bond Fund

JPMorgan Tax Free Income Fund	One Group Tax-Free Bond Fund

JPMorgan Equity Income Fund	One Group Equity Income Fund

JPMorgan Equity Growth Fund	One Group Large Cap Growth Fund

JPMorgan Small Cap Growth Fund & JPMorgan U.S. Small Company Opportunities Fund	One Group Small Cap Growth Fund

•  the complete liquidation of the JPMorgan Funds.

If the applicable Reorganizations are approved by shareholders then, effective February 19, 2005, One Group Bond Fund will be renamed JPMorgan Core Bond Fund, One Group Government Bond Fund will be renamed JPMorgan Government Bond Fund, One Group Tax-Free Bond Fund will be renamed JPMorgan Tax Free Bond Fund, One Group Equity Income Fund will be renamed JPMorgan Equity Income Fund, One Group Large Cap Growth Fund will be renamed JPMorgan Large Cap Growth Fund and One Group Small Cap Growth Fund will be renamed JPMorgan Small Cap Growth Fund.

If applicable Reorganizations are not approved by shareholders then, effective February 19, 2005, the following funds will be renamed as follows:

Pre-February 19th Name	Post February 19th Name if No Reorganization

One Group Bond Fund	JPMorgan Core Bond Fund

One Group Government Bond Fund	JPMorgan Government Bond Fund

One Group Tax-Free Bond Fund	JPMorgan Tax Free Bond Fund

One Group Equity Income Fund	JPMorgan Dividend Income Fund

One Group Large Cap Growth Fund	JPMorgan Large Cap Growth Fund

One Group Small Cap Growth Fund	JPMorgan Small Company Growth Fund

The Reorganizations are scheduled to be effective after the close of business on February 18, 2005, or on a later date as the parties may agree ("Closing Date"). As a result of a Reorganization, each shareholder of the JPMorgan Funds will become the owner of the number of full and fractional shares of the corresponding One Group Fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder's JPMorgan Fund shares as of the close of business on the Closing Date.

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Shareholders of Class A shares, Class B shares, Class C shares, Select Class shares and Institutional Class shares of the JPMorgan Funds will receive Class A shares, Class B shares, Class C shares, Class I (to be renamed Select Class) shares and Institutional Class (a newly created share class) shares, respectively, of the One Group Funds. See "INFORMATION ABOUT THE REORGANIZATIONS" below. For more information about the characteristics of the classes of shares offered by the Funds see "COMPARISON OF SALES LOAD, DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS" below as well as "How to Do Business with the Funds" in Appendix C.

For the reasons set forth below under "INFORMATION ABOUT THE REORGANIZATIONS-Reasons for the Reorganizations and Board Considerations," the Board, including all of the Trustees not deemed to be "interested persons" of the JPMorgan Funds pursuant to Section 2(a)(19) of the 1940 Act ("Independent Trustees"), has concluded that each Reorganization would be in the best interests of each of the JPMorgan Funds and that the interests of each of the JPMorgan Fund's existing shareholders would not be diluted as a result of a Reorganization, and, therefore, has submitted the Reorganization Agreements for approval to the shareholders of the JPMorgan Funds. The Board recommends that you vote "FOR" the proposed Reorganization Agreements effecting the Reorganizations. The Board of Trustees of One Group Mutual Funds has also approved each Reorganization on behalf of the corresponding One Group Funds.

For each of the JPMorgan Funds, approval of the relevant Reorganization Agreement will require, if a quorum is present at the Meeting, the affirmative vote of a majority of the outstanding voting securities of the JPMorgan Fund, which is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at the Meeting, if the holders of more than 50% of the outstanding voting securities of the JPMorgan Fund are present or represented by proxy, or (b) more than 50% of the outstanding voting securities of the JPMorgan Fund. See "VOTING INFORMATION" below.

Prior to completion of each Reorganization, each JPMorgan Fund will have received from Dechert LLP an opinion of legal counsel to the effect that the respective Reorganization will qualify as a tax-free reorganization for Federal income tax purposes. Accordingly, no gain or loss will be recognized by the JPMorgan Funds or their shareholders as a result of any Reorganization, and the aggregate tax basis of the One Group Fund shares received by each JPMorgan Fund shareholder will be the same as the aggregate tax basis of the shareholder's JPMorgan Fund shares. At any time prior to the consummation of a Reorganization, a shareholder may redeem shares, likely resulting in a recognition of gain or loss to such shareholder for Federal income tax purposes. For more information about the Federal income tax consequences of the Reorganizations, see "INFORMATION ABOUT THE REORGANIZATIONS-Federal Income Tax Consequences" below.

Effect of Proposed Reorganizations and Redomiciliation of the One Group Funds

After actively considering this and other proposals over the past several months, at a meeting held on August 12, 2004, the Board of Trustees of One Group Mutual Funds approved a Plan of Reorganization and Redomiciliation Agreement (the "One Group Redomiciliation Agreement") pursuant to which each One Group Fund would become a series of JPMorgan Trust II, a newly-created Delaware statutory trust. If shareholders of One Group Funds approve the One Group Redomiciliation Agreement, all of the assets of the One Group Funds will be exchanged for a number of shares of a corresponding series of the JPMorgan Trust II representing the same aggregate net asset value. If shareholders approve the One Group Redomiciliation Agreement, it is expected that the transfer would occur on or about February 18, 2005, immediately following the Reorganizations.

If shareholders of the JPMorgan Funds approve the Reorganization Agreements, and the shareholders of the corresponding One Group Funds approve the One Group Redomiciliation Agreement, shareholders of the JPMorgan Funds will become shareholders of a series of JPMorgan Trust II on or about February 18, 2005, immediately after the closing of the Reorganization. On the other hand, if shareholders of a JPMorgan Fund approve a Reorganization Agreement, but the shareholders of the One Group Funds do not approve the reorganization and redomiciliation, shareholders of the JPMorgan Fund will become shareholders of the One Group Fund upon the closing of the Reorganization and the One Group Fund will remain series of One Group Mutual Funds, a Massachusetts business trust. The proposed redomiciliation is intended to be tax-free event for Federal income tax purposes. Unless otherwise specifically noted, the series of JPMorgan Trust II, into which the One Group Funds will redomicile, will be substantially similar to the One Group Funds.

Please note that JPMorgan Trust II is a Delaware business trust whereas J.P. Morgan Mutual Fund Select Group, J.P. Morgan Mutual Fund Group, J.P. Morgan Mutual Fund Select Trust, J.P. Morgan Mutual Fund Investment Trust, J.P. Morgan Funds and One Group Mutual Funds are Massachusetts business trusts and J.P. Morgan Fleming Mutual Fund Group is a Maryland corporation. If both the reorganization and the

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redomiciliation of the One Group Funds are approved and completed, you will become a shareholder of a Delaware statutory trust. Certain differences and similarities among the trusts and corporation discussed in this Proxy Statement/Prospectus are highlighted in Appendix G.

Comparison of Investment Objectives and Primary Investment Strategies

This section will help you compare the investment objectives and primary investment strategies of the JPMorgan Funds and the One Group Funds. Please be aware this is only a brief discussion. A chart providing a side-by-side comparison of the Funds and their investment objectives, primary investment strategies and management can be found in Appendix D. Some of the investment policies of each Fund are "fundamental investment policies" and others are "non-fundamental investment policies." Fundamental investment policies may only be changed by a vote of a Fund's shareholders, while a Fund's board of trustees/directors generally has the ability to change non-fundamental policies without a shareholder vote. More information can be found in each Fund's prospectus.

JPMorgan Bond Fund II and One Group Bond Fund

The investment objectives of each Fund are similar. The investment objective of JPMorgan Bond Fund II is to provide as high a level of income as is consistent with reasonable risk. The investment objective of JPMorgan Bond Fund II may not be changed without shareholder approval. The investment objective of One Group Bond Fund is to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

The primary investment strategies of each Fund are also similar. JPMorgan Bond Fund II has a non-fundamental policy, while One Group Bond Fund has a fundamental policy to invest at least 80% of their respective net assets, including the amount of any borrowings, in debt securities. Each Fund invests mainly in investment grade debt securities. Other common investment strategies include investments in mortgage-related securities, securities issued by governmental agencies and foreign securities.

The primary differences between the Funds are their restrictions on maturity and the investment in certain securities. JPMorgan Bond Fund II has no restriction on the maturity of the Fund's portfolio or on any individual security in the portfolio. One Group Bond Fund's average weighted maturity ordinarily ranges between four and 12 years, although the Fund may shorten its average weighted maturity for temporary defensive purposes. JPMorgan Bond Fund II may make substantial investments in foreign debt securities, including securities of issuers in emerging markets, as long as they meet the Fund's credit quality standards. One Group Bond Fund may invest in preferred stock and in fixed and floating rate loans typically arranged through private negotiations between borrowers (which may be corporate issuers or issuers of sovereign debt obligations) and one or more financial institutions. One Group Bond Fund generally invests in these loans by purchasing loan participations. JPMorgan Bond Fund II, under normal market conditions, will invest at least 65% of its assets in debt securities rated at least A or the equivalent whereas the One Group Bond Fund does not have a similar requirement.

JPMorgan U.S. Treasury Income Fund and One Group Government Bond Fund

The investment objective of each Fund is similar. The investment objective of JPMorgan U.S. Treasury Income Fund is to provide investors with monthly dividends while still protecting the value of their investment. The investment objective of JPMorgan U.S. Treasury Income Fund may be changed without shareholder approval. The investment objective of One Group Government Bond Fund is to seek a high level of current income with liquidity and safety of principal.

The primary investment strategies of each Fund are also similar. Both Funds have as a non-fundamental policy to invest at least 80% of their respective net assets in government debt securities. With regard to 80% of its net assets, JPMorgan U.S. Treasury Income Fund invests in debt securities issued by the U.S. Treasury and repurchase agreements in which the Fund receives U.S. Treasury securities as collateral while One Group Bond Fund, with regard to 80% of its net assets, invests in bonds issued by the U.S. government and its agencies and instrumentalities. Other common investment strategies include investments in mortgage-related securities and derivatives.

The primary differences between the Funds are their weighted average maturities and durations and that the JPMorgan U.S. Treasury Income Fund is "non-diversified." JPMorgan U.S. Treasury Income Fund has no restriction on the maturity of the Fund's portfolio or on any individual security in the portfolio. One Group Government Bond Fund's average weighted maturity ordinarily ranges between three and 15 years, although the Fund's average weighted remaining maturity may be outside this range if warranted by market conditions. JPMorgan U.S. Treasury Income Fund is a "non-diversified fund." This means that the Fund may invest a more

5

significant portion of its assets in the securities of a single issuer than can a "diversified" fund such as One Group Government Bond Fund.

JPMorgan Tax Free Income Fund and One Group Tax-Free Bond Fund

The investment objectives of each Fund are similar. The investment objective of JPMorgan Tax Free Income Fund is to seek to provide monthly dividends that are excluded from gross income for federal income tax purposes and to protect the value of the investment by investing primarily in municipal obligations. The investment objective of JPMorgan Tax Free Income Fund may be changed without shareholder approval. The investment objective of One Group Tax-Free Bond Fund is to seek as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.

The primary investment strategies of each Fund are also similar. Both Funds have as a fundamental policy to invest at least 80% of their respective net assets in municipal bonds, the income of which is exempt from federal income tax. Neither of the Funds has restrictions on the maturity of any securities in the portfolio and both Funds can invest in cash and cash equivalents. Each of the Funds reserves the right to invest up to 20% of its respective assets in securities that pay interest subject to federal income tax or the federal alternative minimum tax on individuals. Other common investment strategies include investments in U.S. government agency securities, U.S. Treasury receipts and obligations, asset-backed securities, variable rate instruments, zero coupon debt securities, restricted securities, swaps, forward commitments, derivatives and certain commercial paper.

The primary difference between the Funds is that JPMorgan Tax Free Income Fund is "non-diversified." This means that the Fund may invest a more significant portion of its assets in the securities of a single issuer than can a "diversified" fund such as One Group Tax-Free Bond Fund.

JPMorgan Equity Income Fund and One Group Equity Income Fund

The investment objectives of each Fund are similar. The investment objective of JPMorgan Equity Income Fund is to invest in securities that provide both capital appreciation and current income. The investment objective of JPMorgan Equity Income Fund may be changed without shareholder approval. The investment objective of One Group Equity Income Fund is to seek current income through regular payment of dividends with the secondary goal of achieving capital appreciation by investing primarily in equity securities.

The primary investment strategies of each Fund are also similar. Both Funds invest at least 80% of their net assets in equity securities with the goal of providing both capital appreciation and dividends for current income.

The primary differences between the Funds are investments in certain securities and management style. JPMorgan Equity Income Fund may invest in shares of Exchange Traded Funds ("ETFs"), affiliated money market funds and other investment companies. JPMorgan Equity Income Fund pursues its investment objective by using an active equity management style which focuses on both earnings stability and value within the universe of primarily income-oriented stocks. With regard to One Group Equity Income Fund, yield is the main consideration in selecting securities. The One Group Equity Income Fund attempts to keep its dividend yield above the Standard & Poor's 500 Composite Price Index by investing in common stock of corporations that regularly pay dividends, as well as stocks with favorable long-term fundamental characteristics. As part of its main investment strategy, One Group Equity Income Fund may invest in convertible bonds and real estate investment trusts (REITs).

JPMorgan Equity Growth Fund and One Group Large Cap Growth Fund

The investment objectives of each Fund are similar. The investment objective of JPMorgan Equity Growth Fund is to provide capital appreciation, with the secondary objective of producing current income. The investment objective of JPMorgan Equity Growth Fund may be changed without shareholder approval. The investment objective of One Group Large Cap Growth Fund is to provide long-term capital appreciation and growth of income by investing primarily in equity securities.

The primary investment strategies of each Fund are also similar. Both Funds invest at least 80% of their respective net assets in equity securities with the goal of providing capital appreciation. Other common investment strategies include investments in convertible securities, high-quality money market instruments, ETFs and repurchase agreements.

The primary difference between the Funds is their focus on investments in large, mid- and small-capitalization companies. One Group Large Cap Growth Fund invests mainly in equity securities of large, well-established companies, including common stocks, and debt securities and preferred stocks which are convertible to common stocks. Large companies are defined as companies with market capitalizations in excess of $4 billion at the time of investment. JPMorgan Equity Growth Fund also may invest in small- and mid-capitalization companies. The securities of small- and mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies.

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JPMorgan Small Cap Growth Fund, J.P. Morgan U.S. Small Company Opportunities Fund and One Group Small Cap Growth Fund

The investment objectives of each Fund are similar. The investment objective of JPMorgan Small Cap Growth Fund is to seek growth from capital appreciation. The investment objective of JPMorgan U.S. Small Company Opportunities Fund is to seek to provide long-term growth from a portfolio of small company growth stocks. The investment objective of each of JPMorgan Small Cap Growth Fund and JPMorgan U.S. Small Company Opportunities Fund may be changed without shareholder approval. The investment objective of One Group Small Cap Growth Fund is to seek long-term capital growth primarily by investing in a portfolio of equity securities of small-capitalization and emerging growth companies.

The primary investment strategies of each Fund are also similar. Each Fund has as a non-fundamental policy a requirement to invest at least 80% of their respective net assets in equity securities of small-capitalization companies. For each of JPMorgan Small Cap Growth Fund and One Group Small Cap Growth Fund, each Fund may invest in U.S. or non-U.S. small-capitalization companies for purposes of its non-fundamental policy. JPMorgan U.S. Small Company Opportunities Fund invests at least 80% of its net assets in small-capitalization U.S. companies. One Group Small Cap Growth Fund may invest up to 25% of its net assets in foreign securities, including American Depositary Receipts. Other common investment strategies include investments in preferred stock, convertible securities and derivatives.

The primary differences among the Funds is their definition of "small-capitalization" companies and their investments in foreign securities. With regard to "small-capitalization", each of JPMorgan Small Cap Growth Fund and JPMorgan U.S. Small Company Opportunities Fund define small-capitalization companies as companies with market capitalizations of not more than $2.5 billion at the time of purchase and One Group Small Cap Growth Fund defines small-capitalization companies as companies with market capitalizations ranging from $100 million to $3 billion at the time of investment. With regard to investments in foreign securities, One Group Small Cap Growth Fund may invest up to 25% of its net assets in foreign securities, including American Depositary Receipts.

Legal Proceedings

On June 29, 2004, BOIA entered into agreements with the Securities and Exchange Commission (the "SEC") and the New York Attorney General ("NYAG") in resolution of investigations conducted by the SEC and the NYAG into market timing of certain mutual funds advised by BOIA, possible late trading of certain of these funds and related matters. In this connection, BOIA or its affiliates agreed to pay disgorgement and a civil money penalty in an aggregate amount of $50 million. The settlement agreement with the NYAG also requires BOIA to reduce its management fee for certain series of One Group Mutual Funds in the aggregate amount of approximately $8 million annually over the next five years. In addition, BOIA has agreed to undertakings relating to, among other things, governance and compliance initiatives. Of the One Group Funds involved in a Reorganization discussed in this Proxy Statement/Prospectus, only the One Group Government Bond Fund and One Group Equity Income Fund are subject to a reduced management fee as a result of the settlement with the NYAG. In addition to the matters involving the SEC and NYAG, various lawsuits have been filed against BOIA, the incumbent Trustees of the One Group Funds and various affiliates of BOIA. The lawsuits generally relate to the same facts that were the subject of the SEC order and NYAG settlement discussed above. These actions seek, among other things, compensatory damages, restitution, disgorgement of unjustly earned profits, punitive damages, removal of the Trustees, removal of the One Group Funds' investment advisers and distributor, rescission of the distribution and service plans adopted under Rule 12b-1 of the 1940 Act, and attorneys' fees. It is possible that these matters and/or related developments may result in increased Fund redemptions and reduced sales of Fund shares, which could result in increased costs and expenses or otherwise adversely affect the Funds. For more information, see "Legal Proceedings and Additional Fee and Expense Information" below and Appendix A.

Comparison of Fees and Expenses

As noted earlier, the Reorganizations are but one part of a series of initiatives recommended by JPMIM and BOIA and approved by the Boards of the JPMorgan Funds and the One Group Funds. These initiatives are designed to: (1) integrate the operations of the two fund complexes; (2) streamline the operations and product offerings of the two fund complexes; and (3) take advantage of potential economies of scale that may result. The integration of the two fund complexes will include, among other things, adopting a common fee structure, eliminating overlapping or duplicative funds, redomiciling to a single jurisdiction and adopting a single form of declaration of trust, electing a single board of trustees and appointing common senior officers, proposing certain changes to fundamental investment restrictions and policies of some of the funds, engaging a common set of service providers and conforming redemption fee practices. With the exception of the administration fee, the components of the common fee structure are set forth separately in the Annual Fund Operating Expense tables below.

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These initiatives are being implemented in a series of steps, the majority of which are expected to be effective February 19, 2005. Collectively, these initiatives may result in potential economies of scale. Further, BOIA, JPMIM, the Distributor and OGA have contractually agreed to waive fees or reduce fees or reimburse expenses for at least one year following the Reorganization in an amount that would result in a Total Net Annual Operating Expense level for each class of each JPMorgan Fund that is at least as low as the Total Net Annual Operating Expense level currently in effect, if not lower, for each Fund described in this Proxy Statement/Prospectus regardless of whether the Reorganization is approved.

Because the various integration initiatives, including specifically the common fee structure, will be implemented effective February 19, 2005 (regardless of whether a Reorganization is approved by shareholders) the following tables (1) compare the estimated fees and expenses of each class of each Fund, as of February 19, 2005, giving effect to the implementation of all of the integration initiatives, including the common fee structure, except the Reorganization, and (2) show the estimated fees and expenses for each class of each combined Fund, on a pro forma basis, as if each Reorganization occurred on February 19, 2005.

The last footnote to each fee table presents each Fund's current operating expenses. In the context of the Reorganizations, this information is provided merely as a convenience to shareholders so that they may have a basis to compare a Fund's estimated operating expenses (as of February 19, 2005) with the Fund's current operating expenses. Shareholders should understand, however, that any such comparison is limited by the fact that the presentation of current operating expenses in this Proxy Statement/Prospectus does not include all disclosures relating to the waivers and/or expense reimbursements. That information can be found in each Fund's current prospectus.

JPMorgan Bond Fund II and One Group Bond Fund

The Annual Fund Operating Expenses tables and Example tables shown below are both based on fees and expenses in effect for the period commencing February 19, 2005.

	JPMorgan Bond Fund II	One Group Bond Fund	Pro Forma JPMorgan Core Bond Fund
	(Class A Shares)	(Class A Shares)	(Class A Shares)
Class A Shares
SHAREHOLDER FEES (fees paid directly from your investment)[1]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%[2]	4.50%[2]	4.50%[2]
Maximum Deferred Sales Charge (Load) (as a percentage of original offering price or redemption proceeds, as applicable)	None[3]	None[3]	None[3]
Redemption Fee	None	None	None
Exchange Fee	None	None	None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)+
Investment Advisory Fees	0.30%	0.30%	0.30%
Distribution (12b-1) Fees	0.25%	0.25%	0.25%
Shareholder Service Fees	0.25%	0.25%	0.25%
Other Expenses	0.31%	0.15%	0.16%
Total Annual Fund Operating Expenses	1.11%	0.95%	0.96%
Fee Waiver and/or Expense Reimbursement	(0.36)%[4]	(0.10)%[5]	(0.21)%[6]
Net Expenses	0.75%	0.85%	0.75%

1  If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual $10.00 sub-minimum account fee may be applicable.

2  The offering price is the net asset value of the shares purchased plus any sales charge. You may be able to reduce or eliminate your initial sales charge.

3  Except for purchases of $1 million or more. Please see the "Sales Charges" section in Appendix C ("How to Do Business with the Funds").

4  JPMIM, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the JPMorgan Funds Board of Trustees' deferred compensation plan) to 0.75% of the Fund's average daily net assets for Class A shares from February 19, 2005 through December 31, 2006.

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5  BOIA, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes and extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) to 0.85% of the Fund's average daily net assets for Class A shares from February 19, 2005 through October 31, 2006.

6  BOIA, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan.) to 0.75% of the Fund's average daily net assets for Class A shares from February 19, 2005 through October 31, 2006.

+  Expenses above are adjusted to reflect the contractual fees in effect beginning February 19, 2005. Shown below are current annual fund operating expenses.

CURRENT ANNUAL FUND OPERATING EXPENSES	JPMorgan Bond Fund II	One Group Bond Fund
	(Class A Shares)	(Class A Shares)
Investment Advisory Fees	0.30%	0.60%
Distribution (12b-1) Fees	0.25%	0.35%
Shareholder Service Fees	0.25%	None
Other Expenses	0.36%	0.21%
Total Annual Fund Operating Expenses	1.16%	1.16%
Fee Waiver and/or Expense Reimbursement	(0.41)%	(0.31)%
Net Expenses	0.75%	0.85%

	JPMorgan Bond Fund II	One Group Bond Fund	Pro Forma JPMorgan Core Bond Fund
	(Class B Shares)	(Class B Shares)	(Class B Shares)
Class B Shares
SHAREHOLDER FEES (fees paid directly from your investment)[1]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original offering price or redemption proceeds, as applicable)	5.00%	5.00%	5.00%
Redemption Fee	None	None	None
Exchange Fee	None	None	None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)+
Investment Advisory Fees	0.30%	0.30%	0.30%
Distribution (12b-1) Fees	0.75%	0.75%	0.75%
Shareholder Service Fees	0.25%	0.25%	0.25%
Other Expenses	0.32%	0.15%	0.16%
Total Annual Fund Operating Expenses	1.62%	1.45%	1.46%
Fee Waiver and/or Expense Reimbursement	(0.12)%[2]	0.00%	0.00%
Net Expenses	1.50%	1.45%[3]	1.46%[4]

1  If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual $10.00 sub-minimum account fee may be applicable.

2  JPMIM, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the JPMorgan Funds Board of Trustees' deferred compensation plan) to 1.50% of the Fund's average daily net assets for Class B shares from February 19, 2005 through December 31, 2006.

3  BOIA, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes and extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) to 1.50% of the Fund's average daily net assets for Class B shares from February 19, 2005 through October 31, 2006.

4  BOIA, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) to 1.46% of the Fund's average daily net assets for Class B shares from February 19, 2005 through October 31, 2006.

+  Expenses above are adjusted to reflect the contractual fees in effect beginning February 19, 2005. Shown below are current annual fund operating expenses.

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CURRENT ANNUAL FUND OPERATING EXPENSES	JPMorgan Bond Fund II	One Group Bond Fund
	(Class B Shares)	(Class B Shares)
Investment Advisory Fees	0.30%	0.60%
Distribution (12b-1) Fees	0.75%	1.00%
Shareholder Service Fees	0.25%	None
Other Expenses	0.37%	0.21%
Total Annual Fund Operating Expenses	1.67%	1.81%
Fee Waiver and/or Expense Reimbursement	(0.17)%	(0.31)%
Net Expenses	1.50%	1.50%

	JPMorgan Bond Fund II	One Group Bond Fund	Pro Forma JPMorgan Core Bond Fund
	(Select Class Shares)	(Class I Shares)+	(Select Class Shares)
Select Class/Class I Shares
SHAREHOLDER FEES (fees paid directly from your investment)[1]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original offering price or redemption proceeds, as applicable)	None	None	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)++
Investment Advisory Fees	0.30%	0.30%	0.30%
Distribution (12b-1) Fees	None	None	None
Shareholder Service Fees	0.25%	0.25%	0.25%
Other Expenses	0.15%	0.15%	0.16%
Total Annual Fund Operating Expenses	0.70%	0.70%	0.71%
Fee Waiver and/or Expense Reimbursement	(0.10)%[2]	(0.10)%[3]	(0.11)%[4]
Net Expenses	0.60%	0.60%	0.60%

  +  Class I shares will be renamed Select Class shares.

  1  If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual $10.00 sub-minimum account fee may be applicable.

  2  JPMIM, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the JPMorgan Funds Board of Trustees' deferred compensation plan) to 0.60% of the Fund's average daily net assets for Select Class shares from February 19, 2005 through December 31, 2006.

  3  BOIA, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes and extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) to 0.60% of the Fund's average daily net assets for Class I shares from February 19, 2005 through October 31, 2006.

  4  BOIA, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) to 0.60% of the Fund's average daily net assets for Select Class shares from February 19, 2005 through October 31, 2006.

++  Expenses above are adjusted to reflect the contractual fees in effect beginning February 19, 2005. Shown below are current annual fund operating expenses.

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CURRENT ANNUAL FUND OPERATING EXPENSES	JPMorgan Bond Fund II	One Group Bond Fund
	(Select Class Shares)	(Class I Shares)
Investment Advisory Fees	0.30%	0.60%
Distribution (12b-1) Fees	None	None
Shareholder Service Fees	0.25%	None
Other Expenses	0.20%	0.21%
Total Annual Fund Operating Expenses	0.75%	0.81%
Fee Waiver and/or Expense Reimbursement	(0.15)%	(0.21)%
Net Expenses	0.60%	0.60%

Example

The following Example is intended to help you compare the cost of investing in JPMorgan Bond Fund II, One Group Bond Fund and the Combined Fund.

The Example assumes that you invest $10,000 in each Fund and in the Combined Fund after the Reorganization for the time periods indicated and reflects what you would pay if you close your account at the end of each of the time periods shown. The Example also assumes:

•  5% return each year;

•  net expenses through the expiration of each Fund's and the Combined Fund's contractual caps, respectively, and total annual operating expenses thereafter; and

•  all dividends and distributions are reinvested.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class A Shares1

	1 Year	3 Years	5 Years	10 Years
JPMorgan Bond Fund II2	$523	$723	$972	$1,683
One Group Bond Fund[2]	$533	$722	$935	$1,548
Pro Forma: JPMorgan Core Bond Fund[2]	$523	$708	$924	$1,544

  1  Assumes sales charge is deducted when shares are purchased.

  2  After fee waivers and/or expense reimbursements.

Class B Shares Assuming You Sold Your Shares at the End of the Period1

	1 Year	3 Years	5 Years	10 Years
JPMorgan Bond Fund II2	$653	$789	$1,060	$1,767	[3]
One Group Bond Fund	$648	$759	$992	$1,600	[3]
Pro Forma: JPMorgan Core Bond Fund	$649	$762	$998	$1,611	[3]

  1  Assumes applicable deferred sales charge is deducted when shares are sold.

  2  After fee waivers and/or expense reimbursements.

  3  Class B Shares automatically convert to Class A Shares after eight (8) years. Therefore, the number in the "10 years" example for Class B shares represents a combination of Class A and Class B operating expenses.

Class B Shares Assuming You Stayed in the Fund

	1 Year	3 Years	5 Years	10 Years
JPMorgan Bond Fund II1	$153	$489	$860	$1,767	[2]
One Group Bond Fund	$148	$459	$792	$1,600	[2]
Pro Forma: JPMorgan Core Bond Fund	$149	$462	$798	$1,611	[2]

  1  After fee waivers and/or expense reimbursements.

  2  Class B Shares automatically convert to Class A Shares after eight (8) years. Therefore, the number in the "10 years" example for Class B shares represents a combination of Class A and Class B operating expenses.

11

Select Class/Class I Shares

	1 Year	3 Years	5 Years	10 Years
JPMorgan Bond Fund II (Select Class Shares)[1]	$61	$205	$371	$853
One Group Bond Fund (Class I Shares)[1]	$61	$206	$372	$854
Pro Forma: JPMorgan Core Bond Fund (Select Class Shares)[1]	$61	$208	$377	$865

  1  After fee waivers and/or expense reimbursements.

JPMorgan U.S. Treasury Income Fund and One Group Government Bond Fund

The Annual Fund Operating Expenses table and Example table shown below are both based on fees and expenses in effect for the period commencing February 19, 2005.

	JPMorgan U.S. Treasury Income Fund	One Group Government Bond Fund*	Pro Forma JPMorgan Government Bond Fund
	(Class A Shares)	(Class A Shares)	(Class A Shares)
Class A Shares
SHAREHOLDER FEES (fees paid directly from your investment)[1]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%[2]	4.50%[2]	4.50%[2]
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None[3]	None[3]	None[3]
Redemption Fee	None	None	None
Exchange Fee	None	None	None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)+
Investment Advisory Fees	0.30%	0.30%	0.30%
Distribution (12b-1) Fees	0.25%	0.25%	0.25%
Shareholder Service Fees	0.25%	0.25%	0.25%
Other Expenses	0.46%	0.18%	0.18%
Total Annual Fund Operating Expenses	1.26%	0.98%	0.98%
Fee Waiver and/or Expense Reimbursement	(0.51)%[4]	(0.08)%[5]	(0.23)%[6]
Net Expenses	0.75%	0.90%	0.75%

*  As noted above, the One Group Government Bond Fund is subject to reduced Net Management Fees (defined as investment advisory, administration and shareholder servicing fees paid to BOIA or its affiliates less applicable waivers and reimbursements) as a result of the settlement with the NYAG. The overall reduction of Net Management Fees results in part from the fee reduction commitments made by BOIA in the NYAG settlement (0.0721% for each class of shares outstanding) and in part from other aspects of the integration initiatives, including an overall analysis of the fees paid by each of the Funds. For more information, see "Legal Proceedings and Additional Fee and Expense Information" below and Appendix A.

1  If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual $10.00 sub-minimum account fee may be applicable.

2  The offering price is the net asset value of the shares purchased plus any sales charge. You may be able to reduce or eliminate your initial sales charge.

3  Except for purchases of $1 million or more. Please see the "Sales Charges" section in Appendix C ("How to do Business with the Funds").

4  JPMIM, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the JPMorgan Funds Board of Trustees' deferred compensation plan) to 0.75% of the Fund's average daily net assets for Class A shares from February 19, 2005 through December 31, 2006.

5  BOIA, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes and extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) to 0.90% of the Fund's average daily net assets for Class A shares from February 19, 2005 through October 31, 2006.

6  BOIA, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan.) to 0.75% of the Fund's average daily net assets for Class A shares from February 19, 2005 through October 31, 2006.

+  Expenses above are adjusted to reflect the contractual fees in effect beginning February 19, 2005. Shown below are current annual fund operating expenses.

12

CURRENT ANNUAL FUND OPERATING EXPENSES	JPMorgan U.S. Treasury Income Fund	One Group Government Bond Fund
	(Class A Shares)	(Class A Shares)
Investment Advisory Fees	0.30%	0.45%
Distribution (12b-1) Fees	0.25%	0.35%
Shareholder Service Fees	0.25%	None
Other Expenses	0.51%	0.24%
Total Annual Fund Operating Expenses	1.31%	1.04%
Fee Waiver and/or Expense Reimbursement	(0.56)%	(0.14)%
Net Expenses	0.75%	0.90%

	JPMorgan U.S. Treasury Income Fund	One Group Government Bond Fund*	Pro Forma JPMorgan Government Bond Fund
	(Class B Shares)	(Class B Shares)	(Class B Shares)
Class B Shares
SHAREHOLDER FEES (fees paid directly from your investment)[1]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	5.00%	5.00%	5.00%
Redemption Fee	None	None	None
Exchange Fee	None	None	None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)+
Investment Advisory Fees	0.30%	0.30%	0.30%
Distribution (12b-1) Fees	0.75%	0.75%	0.75%
Shareholder Service Fees	0.25%	0.25%	0.25%
Other Expenses	0.45%	0.18%	0.18%
Total Annual Fund Operating Expenses	1.75%	1.48%	1.48%
Fee Waiver and/or Expense Reimbursement	(0.11)%[2]	0.00%	0.00%
Net Expenses	1.64%	1.48%[3]	1.48%[4]

*  As noted above, the One Group Government Bond Fund is subject to reduced Net Management Fees (defined as investment advisory, administration and shareholder servicing fees paid to BOIA or its affiliates less applicable waivers and reimbursements) as a result of the settlement with the NYAG. The overall reduction of Net Management Fees results in part from the fee reduction commitments made by BOIA in the NYAG settlement (0.0721% for each class of shares outstanding) and in part from other aspects of the integration initiatives, including an overall analysis of the fees paid by each of the Funds. For more information, see "Legal Proceedings and Additional Fee and Expense Information" below and Appendix A.

1  If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual $10.00 sub-minimum account fee may be applicable.

2  JPMIM, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the JPMorgan Funds Board of Trustees' deferred compensation plan) to 1.64% of the Fund's average daily net assets for Class B shares from February 19, 2005 through December 31, 2006.

3  BOIA, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes and extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) to 1.55% of the Fund's average daily net assets for Class B shares from February 19, 2005 through October 31, 2006.

4  BOIA, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) to 1.48% of the Fund's average daily net assets for Class B shares from February 19, 2005 through October 31, 2006.

+  Expenses above are adjusted to reflect the contractual fees in effect beginning February 19, 2005. Shown below are current annual fund operating expenses.

13

CURRENT ANNUAL FUND OPERATING EXPENSES	JPMorgan U.S. Treasury Income Fund	One Group Government Bond Fund
	(Class B Shares)	(Class B Shares)
Investment Advisory Fees	0.30%	0.45%
Distribution (12b-1) Fees	0.75%	1.00%
Shareholder Service Fees	0.25%	None
Other Expenses	0.50%	0.24%
Total Annual Fund Operating Expenses	1.80%	1.69%
Fee Waiver and/or Expense Reimbursement	(0.16)%	(0.14)%
Net Expenses	1.64%	1.55%

	JPMorgan U.S. Treasury Income Fund	One Group Government Bond Fund*	Pro Forma JPMorgan Government Bond Fund
	(Select Class Shares)	(Class I Shares)+	(Select Class Shares)
Select Class/Class I Shares
SHAREHOLDER FEES (fees paid directly from your investment)[1]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)++
Investment Advisory Fees	0.30%	0.30%	0.30%
Distribution (12b-1) Fees	None	None	None
Shareholder Service Fees	0.25%	0.25%	0.25%
Other Expenses	0.27%	0.18%	0.18%
Total Annual Fund Operating Expenses	0.82%	0.73%	0.73%
Fee Waiver and/or Expense Reimbursement	(0.27)%[2]	(0.08)%[3]	(0.18)%[4]
Net Expenses	0.55%	0.65%	0.55%

  *  As noted above, the One Group Government Bond Fund is subject to reduced Net Management Fees (defined as investment advisory, administration and shareholder servicing fees paid to BOIA or its affiliates less applicable waivers and reimbursements) as a result of the settlement with the NYAG. The overall reduction of Net Management Fees results in part from the fee reduction commitments made by BOIA in the NYAG settlement (0.0721% for each class of shares outstanding) and in part from other aspects of the integration initiatives, including an overall analysis of the fees paid by each of the Funds. For more information, see "Legal Proceedings and Additional Fee and Expense Information" below and Appendix A.

  +  Class I shares will be renamed Select Class shares.

  1  If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual $10.00 sub-minimum account fee may be applicable.

  2  JPMIM, the Distributor and OGA have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the JPMorgan Funds Board of Trustees' deferred compensation plan) to 0.55% of the Fund's average daily net assets for Select Class shares from February 19, 2005 through December 31, 2006.

  3  BOIA, the Distributor and OGA have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund expenses (exclusive of interest, taxes and extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) to 0.65% of the Fund's average daily net assets for Class I (to be renamed Select Class) shares from February 19, 2005 through October 31, 2006.

  4  BOIA, the Distributor and OGA have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) to 0.55% of the Fund's average daily net assets for Select Class shares from February 19, 2005 through October 31, 2006.

++  Expenses above are adjusted to reflect the contractual fees in effect beginning February 19, 2005. Shown below are current annual fund operating expenses.

14

CURRENT ANNUAL FUND OPERATING EXPENSES	JPMorgan U.S. Treasury Income Fund	One Group Government Bond Fund
	(Select Class Shares)	(Class I Shares)
Investment Advisory Fees	0.30%	0.45%
Distribution (12b-1) Fees	None	None
Shareholder Service Fees	0.25%	None
Other Expenses	0.32%	0.24%
Total Annual Fund Operating Expenses	0.87%	0.69%
Fee Waiver and/or Expense Reimbursement	(0.32)%	(0.04)%
Net Expenses	0.55%	0.65%

Example

The following Example is intended to help you compare the cost of investing in JPMorgan U.S. Treasury Income Fund, One Group Government Bond Fund and the Combined Fund.

The Example assumes that you invest $10,000 in each Fund and in the Combined Fund after the Reorganization for the time periods indicated and reflects what you would pay if you close your account at the end of each of the time periods shown. The Example also assumes:

•  5% return each year;

•  net expenses through the expiration of each Fund's and the Combined Fund's contractual caps, respectively, and total annual operating expenses thereafter; and

•  all dividends and distributions are reinvested.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class A Shares1

	1 Year	3 Years	5 Years	10 Years
JPMorgan U.S. Treasury Income Fund[2]	$523	$741	$1,023	$1,824
One Group Government Bond Fund[2]	$535	$730	$950	$1,581
Pro Forma: JPMorgan Government Bond Fund[2]	$523	$711	$931	$1,564

  1  Assumes sales charge is deducted when shares are purchased.

  2  After fee waivers and/or expense reimbursements.

Class B Shares Assuming You Sold Your Shares at the End of the Period1

	1 Year	3 Years	5 Years	10 Years
JPMorgan U.S. Treasury Income Fund[2]	$667	$831	$1,130	$1,916	[3]
One Group Government Bond Fund	$651	$768	$1,008	$1,634	[3]
Pro Forma: JPMorgan Government Bond Fund	$651	$768	$1,008	$1,634	[3]

  1  Assumes applicable deferred sales charge is deducted when shares are sold.

  2  After fee waivers and/or expense reimbursements.

  3  Class B Shares automatically convert to Class A Shares after eight (8) years. Therefore, the number in the "10 years" example for Class B shares represents a combination of Class A and Class B operating expenses.

Class B Shares Assuming You Stayed in the Fund

	1 Year	3 Years	5 Years	10 Years
JPMorgan U.S. Treasury Income Fund[1]	$167	$531	$930	$1,916	[2]
One Group Government Bond Fund	$151	$468	$808	$1,634	[2]
Pro Forma: JPMorgan Government Bond Fund	$151	$468	$808	$1,634	[2]

  1  After fee waivers and/or expense reimbursements.

  2  Class B Shares automatically convert to Class A Shares after eight (8) years. Therefore, the number in the "10 years" example for Class B shares represents a combination of Class A and Class B operating expenses.

15

Select Class Shares/Class I Shares

	1 Year	3 Years	5 Years	10 Years
JPMorgan U.S. Treasury Income Fund (Select Class Shares)[1]	$56	$211	$405	$967
One Group Government Bond Fund (Class I Shares)[1]	$66	$219	$392	$893
Pro Forma: JPMorgan Government Bond Fund (Select Class Shares)[1]	$56	$203	$376	$878

  1  After fee waivers and/or expense reimbursements.

JPMorgan Tax Free Income Fund and One Group Tax-Free Bond Fund

The Annual Fund Operating Expenses table and Example table shown below are both based on fees and expenses in effect for the period commencing February 19, 2005.

	JPMorgan Tax Free Income Fund	One Group Tax-Free Bond Fund	Pro Forma JPMorgan Tax Free Bond Fund
	(Class A Shares)	(Class A Shares)	(Class A Shares)
Class A Shares
SHAREHOLDER FEES (fees paid directly from your investment)[1]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%[2]	4.50%[2]	4.50%[2]
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None[3]	None[3]	None[3]
Redemption Fee	None	None	None
Exchange Fee	None	None	None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)+
Investment Advisory Fees	0.30%	0.30%	0.30%
Distribution (12b-1) Fees	0.25%	0.25%	0.25%
Shareholder Service Fees	0.25%	0.25%	0.25%
Other Expenses	0.29%	0.13%	0.14%
Total Annual Fund Operating Expenses	1.09%	0.93%	0.94%
Fee Waiver and/or Expense Reimbursement	(0.34)%[4]	(0.06)%[5]	(0.19)%[6]
Net Expenses	0.75%	0.87%	0.75%

1  If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual $10.00 sub-minimum account fee may be applicable.

2  The offering price is the net asset value of the shares purchased plus any sales charge. You may be able to reduce or eliminate your initial sales charge.

3  Except for purchases of $1 million or more. Please see the "Sales Charges" section in Appendix C ("How to Do Business with the Funds").

4  JPMIM, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the JPMorgan Funds Board of Trustees' deferred compensation plan) to 0.75% of the Fund's average daily net assets for Class A shares from February 19, 2005 through December 31, 2006.

5  BOIA, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes and extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) to 0.87% of the Fund's average daily net assets for Class A shares from February 19, 2005 through October 31, 2006.

6  BOIA, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) to 0.75% of the Fund's average daily net assets for Class A shares from February 19, 2005 through October 31, 2006.

+  Expenses above are adjusted to reflect the contractual fees in effect beginning February 19, 2005. Shown below are current annual fund operating expenses.

16

CURRENT ANNUAL FUND OPERATING EXPENSES	JPMorgan Tax Free Income Fund	One Group Tax-Free Bond Fund
	(Class A Shares)	(Class A Shares)
Investment Advisory Fees	0.30%	0.45%
Distribution (12b-1) Fees	0.25%	0.35%
Shareholder Service Fees	0.25%	None
Other Expenses	0.34%	0.19%
Total Annual Fund Operating Expenses	1.14%	0.99%
Fee Waiver and/or Expense Reimbursement	(0.39)%	(0.12)%
Net Expenses	0.75%	0.87%

	JPMorgan Tax Free Income Fund	One Group Tax-Free Bond Fund	Pro Forma JPMorgan Tax Free Bond Fund
	(Class B Shares)	(Class B Shares)	(Class B Shares)
Class B Shares
SHAREHOLDER FEES (fees paid directly from your investment)[1]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	5.00%	5.00%	5.00%
Redemption Fee	None	None	None
Exchange Fee	None	None	None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)+
Investment Advisory Fees	0.30%	0.30%	0.30%
Distribution (12b-1) Fees	0.75%	0.75%	0.75%
Shareholder Service Fees	0.25%	0.25%	0.25%
Other Expenses	0.29%	0.13%	0.14%
Total Annual Fund Operating Expenses	1.59%	1.43%	1.44%
Fee Waiver and/or Expense Reimbursement	0.00%	0.00%	0.00%
Net Expenses	1.59%[2]	1.43%[3]	1.44%[4]

1  If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual $10.00 sub-minimum account fee may be applicable.

2  JPMIM, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the JPMorgan Funds Board of Trustees' deferred compensation plan) to 1.64% of the Fund's average daily net assets for Class B shares from February 19, 2005 through December 31, 2006.

3  BOIA, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes and extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) to 1.52% of the Fund's average daily net assets for Class B shares from February 19, 2005 through October 31, 2006.

4  BOIA, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) to 1.44% of the Fund's average daily net assets for Class B shares from February 19, 2005 through October 31, 2006.

+  Expenses above are adjusted to reflect the contractual fees in effect beginning February 19, 2005. Shown below are current annual fund operating expenses.

17

CURRENT ANNUAL FUND OPERATING EXPENSES	JPMorgan Tax Free Income Fund	One Group Tax-Free Bond Fund
	(Class B Shares)	(Class B Shares)
Investment Advisory Fees	0.30%	0.45%
Distribution (12b-1) Fees	0.75%	1.00%
Shareholder Service Fees	0.25%	None
Other Expenses	0.34%	0.19%
Total Annual Fund Operating Expenses	1.64%	1.64%
Fee Waiver and/or Expense Reimbursement	0.00%	(0.12)%
Net Expenses	1.64%	1.52%

	JPMorgan Tax Free Income Fund	One Group Tax-Free Bond Fund	Pro Forma JPMorgan Tax Free Bond Fund
	(Select Class Shares)	(Class I Shares)+	(Select Class Shares)
Select Class Shares/Class I Shares
SHAREHOLDER FEES (fees paid directly from your investment)[1]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)++
Investment Advisory Fees	0.30%	0.30%	0.30%
Distribution (12b-1) Fees	None	None	None
Shareholder Service Fees	0.25%	0.25%	0.25%
Other Expenses	0.15%	0.13%	0.14%
Total Annual Fund Operating Expenses	0.70%	0.68%	0.69%
Fee Waiver and/or Expense Reimbursement	0.00%	(0.10)%[3]	(0.11)%[4]
Net Expenses	0.70%[2]	0.58%	0.58%

+  Class I shares will be renamed Select Class shares

1  If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual $10.00 sub-minimum account fee may be applicable.

2  JPMIM, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the JPMorgan Funds Board of Trustees' deferred compensation plan) to 0.75% of the Fund's average daily net assets for Select Class shares from February 19, 2005 through December 31, 2006.

3  BOIA, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes and extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) to 0.62% of the Fund's average daily net assets for Class I (to be renamed Select Class) shares from February 19, 2005 through October 31, 2006.

4  BOIA, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) to 0.58% of the Fund's average daily net assets for Select Class shares from February 19, 2005 through October 31, 2006.

++  Expenses above are adjusted to reflect the contractual fees in effect beginning February 19, 2005. Shown below are current annual fund operating expenses.

18

CURRENT ANNUAL FUND OPERATING EXPENSES	JPMorgan Tax Free Income Fund	One Group Tax-Free Bond Fund
	(Select Class Shares)	(Class I Shares)
Investment Advisory Fees	0.30%	0.45%
Distribution (12b-1) Fees	None	None
Shareholder Service Fees	0.25%	None
Other Expenses	0.20%	0.19%
Total Annual Fund Operating Expenses	0.75%	0.64%
Fee Waiver and/or Expense Reimbursement	0.00%	(0.02)%
Net Expenses	0.75%	0.62%

Example

The following Examples is intended to help you compare the cost of investing in JPMorgan Tax Free Income Fund, One Group Tax-Free Bond Fund and the Combined Fund.

The Example assumes that you invest $10,000 in each Fund and in the Combined Fund after the Reorganization for the time periods indicated and reflects what you would pay if you close your account at the end of each of the time periods shown. The Example also assumes:

•  5% return each year;

•  net expenses through the expiration of each Fund's and the Combined Fund's contractual caps, respectively, and total annual operating expenses thereafter; and

•  all dividends and distributions are reinvested.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class A Shares1

	1 Year	3 Years	5 Years	10 Years
JPMorgan Tax Free Income Fund[2]	$523	$721	$965	$1,664
One Group Tax-Free Bond Fund[2]	$535	$723	$932	$1,532
Pro Forma: JPMorgan Tax Free Bond Fund[2]	$523	$705	$917	$1,525

  1  Assumes sales charge is deducted when shares are purchased.

  2  After fee waivers and/or expense reimbursements.

Class B Shares Assuming You Sold Your Shares at the End of the Period1

	1 Year	3 Years	5 Years	10 years
JPMorgan Tax Free Income Fund	$662	$802	$1,066	$1,756	[2]
One Group Tax-Free Bond Fund	$646	$752	$982	$1,577	[2]
Pro Forma: JPMorgan Tax Free Bond Fund	$647	$756	$987	$1,589	[2]

  1  Assumes applicable deferred sales charge is deducted when shares are sold.

  2  Class B Shares automatically convert to Class A Shares after eight (8) years. Therefore, the number in the "10 years" example for Class B shares represents a combination of Class A and Class B operating expenses.

Class B Shares Assuming You Stayed in the Fund

	1 Year	3 Years	5 Years	10 Years
JPMorgan Tax Free Income Fund	$162	$502	$866	$1,756	[1]
One Group Tax-Free Bond Fund	$146	$452	$782	$1,577	[1]
Pro Forma: JPMorgan Tax Free Bond Fund	$147	$456	$787	$1,589	[1]

  1  Class B Shares automatically convert to Class A Shares after eight (8) years. Therefore, the number in the "10 years" example for Class B shares represents a combination of Class A and Class B operating expenses.

19

Select Class Shares/Class I Shares

	1 Year	3 Years	5 Years	10 Years
JPMorgan Tax Free Income Fund (Select Class Shares)	$72	$224	$390	$871
One Group Tax-Free Bond Fund (Class I Shares)[1]	$63	$207	$368	$836
Pro Forma: JPMorgan Tax Free Bond Fund (Select Class Shares)[1]	$59	$202	$366	$841

  1  After fee waivers and/or expense reimbursements.

JPMorgan Equity Income Fund and One Group Equity Income Fund

The Annual Fund Operating Expenses table and Example table shown below are both based on fees and expenses in effect for the period commencing February 19, 2005.

	JPMorgan Equity Income Fund	One Group Equity Income Fund*	Pro Forma JPMorgan Equity Income Fund
	(Class A Shares)	(Class A Shares)	(Class A Shares)
Class A Shares
SHAREHOLDER FEES (fees paid directly from your investment)[1]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%[2]	5.25%[2]	5.25%[2]
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None[3]	None[3]	None[3]
Redemption Fee	None	None	None
Exchange Fee	None	None	None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)+
Investment Advisory Fees	0.40%	0.40%	0.40%
Distribution (12b-1) Fees	0.25%	0.25%	0.25%
Shareholder Service Fees	0.25%	0.25%	0.25%
Other Expenses	0.99%	0.21%	0.24%
Total Annual Fund Operating Expenses	1.89%	1.11%	1.14%
Fee Waiver and/or Expense Reimbursement	(0.64)%[4]	0.00%	0.00%
Net Expenses	1.25%	1.11%[5]	1.14%[6]

*  As noted above, the One Group Equity Income Fund is subject to reduced Net Management Fees (defined as investment advisory, administration and shareholder servicing fees paid to BOIA or its affiliates less applicable waivers and reimbursements) as a result of the settlement with the NYAG. The overall reduction of Net Management Fees results in part from the fee reduction commitments made by BOIA in the NYAG settlement (0.1303% for each class of shares outstanding) and in part from other aspects of the integration initiatives, including an overall analysis of the fees paid by each of the Funds. For more information, see "Legal Proceedings and Additional Fee and Expense Information" below and Appendix A.

1  If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual $10.00 sub-minimum account fee may be applicable.

2  The offering price is the net asset value of the shares purchased plus any sales charge. You may be able to reduce or eliminate your initial sales charge.

3  Except for purchases of $1 million or more. Please see the "Sales Charges" section in Appendix C ("How to Do Business with the Funds").

4  JPMIM, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the JPMorgan Funds Board of Trustees' deferred compensation plan) to 1.25% of the Fund's average daily net assets for Class A shares from February 19, 2005 through April 30, 2006.

5  BOIA, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes and extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) to 1.24% of the Fund's average daily net assets for Class A shares from February 19, 2005 through October 31, 2006.

20

6  BOIA, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) to 1.14% of the Fund's average daily net assets for Class A shares from February 19, 2005 through October 31, 2006.

+  Expenses above are adjusted to reflect the contractual fees in effect beginning February 19, 2005. Shown below are current annual fund operating expenses.

CURRENT ANNUAL FUND OPERATING EXPENSES	JPMorgan Equity Income Fund	One Group Equity Income Fund
	(Class A Shares)	(Class A Shares)
Investment Advisory Fees	0.40%	0.74%
Distribution (12b-1) Fees	0.25%	0.35%
Shareholder Service Fees	0.25%	None
Other Expenses	1.04%	0.27%
Total Annual Fund Operating Expenses	1.94%	1.36%
Fee Waiver and/or Expense Reimbursement	(0.69)%	(0.12)%
Net Expenses	1.25%	1.24%

	JPMorgan Equity Income Fund	One Group Equity Income Fund*	Pro Forma JPMorgan Equity Income Fund
	(Class B Shares)	(Class B Shares)	(Class B Shares)
Class B Shares
SHAREHOLDER FEES (fees paid directly from your investment)[1]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	5.00%	5.00%	5.00%
Redemption Fee	None	None	None
Exchange Fee	None	None	None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)+
Investment Advisory Fees	0.40%	0.40%	0.40%
Distribution (12b-1) Fees	0.75%	0.75%	0.75%
Shareholder Service Fees	0.25%	0.25%	0.25%
Other Expenses	0.98%	0.21%	0.24%
Total Annual Fund Operating Expenses	2.38%	1.61%	1.64%
Less Contractual Fee Waiver	(0.63)%[2]	0.00%	0.00%
Net Expenses	1.75%	1.61%[3]	1.64%[4]

*  As noted above, the One Group Equity Income Fund is subject to reduced Net Management Fees (defined as investment advisory, administration and shareholder servicing fees paid to BOIA or its affiliates less applicable waivers and reimbursements) as a result of the settlement with the NYAG. The overall reduction of Net Management Fees results in part from the fee reduction commitments made by BOIA in the NYAG settlement (0.1303% for each class of shares outstanding) and in part from other aspects of the integration initiatives, including an overall analysis of the fees paid by each of the Funds. For more information, see "Legal Proceedings and Additional Fee and Expense Information" below and Appendix A.

1  If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual $10.00 sub-minimum account fee may be applicable.

2  JPMIM, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the JPMorgan Funds Board of Trustees' deferred compensation plan) to 1.75% of the Fund's average daily net assets for Class B shares from February 19, 2005 through April 30, 2006.

3  BOIA, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes and extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) to 1.99% of the Fund's average daily net assets for Class B shares from February 19, 2005 through October 31, 2006.

21

4  BOIA, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) to 1.64% of the Fund's average daily net assets for Class B shares from February 19, 2005 through October 31, 2006.

+  Expenses above are adjusted to reflect the contractual fees in effect beginning February 19, 2005. Shown below are current annual fund operating expenses.

CURRENT ANNUAL FUND OPERATING EXPENSES	JPMorgan Equity Income Fund	One Group Equity Income Fund
	(Class B Shares)	(Class B Shares)
Investment Advisory Fees	0.40%	0.74%
Distribution (12b-1) Fees	0.75%	1.00%
Shareholder Service Fees	0.25%	None
Other Expenses	1.03%	0.27%
Total Annual Fund Operating Expenses	2.43%	2.01%
Fee Waiver and/or Expense Reimbursement	(0.68)%	(0.02)%
Net Expenses	1.75%	1.99%

	JPMorgan Equity Income Fund	One Group Equity Income Fund*	Pro Forma JPMorgan Equity Income Fund
	(Class C Shares)	(Class C Shares)	(Class C Shares)
Class C Shares
SHAREHOLDER FEES (fees paid directly from your investment)[1]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	1.00%	1.00%	1.00%
Redemption Fee	None	None	None
Exchange Fee	None	None	None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)+
Investment Advisory Fees	0.40%	0.40%	0.40%
Distribution (12b-1) Fees	0.75%	0.75%	0.75%
Shareholder Service Fees	0.25%	0.25%	0.25%
Other Expenses	0.98%	0.21%	0.24%
Total Annual Fund Operating Expenses	2.38%	1.61%	1.64%
Less Contractual Fee Waiver	(0.63)%[2]	0.00%	0.00%
Net Expenses	1.75%	1.61%[3]	1.64%[4]

*  As noted above, the One Group Equity Income Fund is subject to reduced Net Management Fees (defined as investment advisory, administration and shareholder servicing fees paid to BOIA or its affiliates less applicable waivers and reimbursements) as a result of the settlement with the NYAG. The overall reduction of Net Management Fees results in part from the fee reduction commitments made by BOIA in the NYAG settlement (0.1303% for each class of shares outstanding) and in part from other aspects of the integration initiatives, including an overall analysis of the fees paid by each of the Funds. For more information, see "Legal Proceedings and Additional Fee and Expense Information" below and Appendix A.

1  If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual $10.00 sub-minimum account fee may be applicable.

2  JPMIM, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the JPMorgan Funds Board of Trustees' deferred compensation plan) to 1.75% of the Fund's average daily net assets for Class C shares from February 19, 2005 through April 30, 2006.

3  BOIA, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes and extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) to 1.99% of the Fund's average daily net assets for Class C shares from February 19, 2005 through October 31, 2006.

22

4  BOIA, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) to 1.64% of the Fund's average daily net assets for Class C shares from February 19, 2005 through October 31, 2006.

+  Expenses above are adjusted to reflect the contractual fees in effect beginning February 19, 2005. Shown below are current annual fund operating expenses.

CURRENT ANNUAL FUND OPERATING EXPENSES	JPMorgan Equity Income Fund	One Group Equity Income Fund
	(Class C Shares)	(Class C Shares)
Investment Advisory Fees	0.40%	0.74%
Distribution (12b-1) Fees	0.75%	1.00%
Shareholder Service Fees	0.25%	None
Other Expenses	1.03%	0.27%
Total Annual Fund Operating Expenses	2.43%	2.01%
Fee Waiver and/or Expense Reimbursement	(0.68)%	(0.02)%
Net Expenses	1.75%	1.99%

	JPMorgan Equity Income Fund	One Group Equity Income Fund*	Pro Forma JPMorgan Equity Income Fund
	(Select Class Shares)	(Class I Shares)+	(Select Class Shares)
Select Class Shares/Class I Shares
SHAREHOLDER FEES (fees paid directly from your investment)[1]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original offering price or redemption proceeds, applicable)	None	None	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)++
Investment Advisory Fees	0.40%	0.40%	0.40%
Distribution (12b-1) Fees	None	None	None
Shareholder Service Fees	0.25%	0.25%	0.25%
Other Expenses	0.40%	0.21%	0.24%
Total Annual Fund Operating Expenses	1.05%	0.86%	0.89%
Less Contractual Fee Waiver	(0.15)%[2]	0.00%	0.00%
Net Expenses	0.90%	0.86%[3]	0.89%[4]

  *  As noted above, the One Group Equity Income Fund is subject to reduced Net Management Fees (defined as investment advisory, administration and shareholder servicing fees paid to BOIA or its affiliates less applicable waivers and reimbursements) as a result of the settlement with the NYAG. The overall reduction of Net Management Fees results in part from the fee reduction commitments made by BOIA in the NYAG settlement (0.1303% for each class of shares outstanding) and in part from other aspects of the integration initiatives, including an overall analysis of the fees paid by each of the Funds. For more information, see "Legal Proceedings and Additional Fee and Expense Information" below and Appendix A.

  +  Class I shares will be renamed Select Class shares

  1  If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual $10.00 sub-minimum account fee may be applicable.

  2  JPMIM, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the JPMorgan Funds Board of Trustees' deferred compensation plan) to 0.90% of the Fund's average daily net assets for Select Class shares from February 19, 2005 through April 30, 2006.

23

3  BOIA, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes and extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) to 0.99% of the Fund's average daily net assets for Class I shares from February 19, 2005 through October 31, 2006.

4  BOIA, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) to 0.89% of the Fund's average daily net assets for Select Class shares from February 19, 2005 through October 31, 2006.

++  Expenses above are adjusted to reflect the contractual fees in effect beginning February 19, 2005. Shown below are current annual fund operating expenses.

CURRENT ANNUAL FUND OPERATING EXPENSES	JPMorgan Equity Income Fund	One Group Equity Income Fund
	(Select Class Shares)	(Class I Shares)
Investment Advisory Fees	0.40%	0.74%
Distribution (12b-1) Fees	None	None
Shareholder Service Fees	0.25%	None
Other Expenses	0.45%	0.27%
Total Annual Fund Operating Expenses	1.10%	1.01%
Fee Waiver and/or Expense Reimbursement	(0.20)%	(0.02)%
Net Expenses	0.90%	0.99%

Example

The following Examples is intended to help you compare the cost of investing in JPMorgan Equity Income Fund, One Group Equity Income Fund and the Combined Fund.

The Example assumes that you invest $10,000 in each Fund and in the Combined Fund after the Reorganization for the time periods indicated and reflects what you would pay if you close your account at the end of each of the time periods shown. The Example also assumes:

•  5% return each year;

•  net expenses through the expiration of each Fund's and the Combined Fund's contractual caps, respectively, and total annual operating expenses thereafter; and

•  all dividends and distributions are reinvested.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class A Shares1

	1 Year	3 Years	5 Years	10 Years
JPMorgan Equity Income Fund[2]	$646	$1,019	$1,427	$2,563
One Group Equity Income Fund	$632	$859	$1,104	$1,806
Pro Forma: JPMorgan Equity Income Fund	$635	$868	$1,120	$1,838

  1  Assumes sales charge is deducted when shares are purchased.

  2  After fee waivers and/or expense reimbursements.

Class B Shares Assuming You Sold Your Shares at the End of the Period1

	1 Year	3 Years	5 Years	10 Years
JPMorgan Equity Income Fund[2]	$678	$972	$1,404	$2,538[3]
One Group Equity Income Fund	$664	$808	$1,076	$1,777[3]
Pro Forma: JPMorgan Equity Income Fund	$667	$817	$1,092	$1,811[3]

  1  Assumes applicable deferred sales charge is deducted when shares are sold.

  2  After fee waivers and/or expense reimbursements.

  3  Class B Shares automatically convert to Class A Shares after eight (8) years. Therefore, the number in the "10 years" example for Class B shares represents a combination of Class A and Class B operating expenses.

24

Class B Shares Assuming You Stayed in the Fund

	1 Year	3 Years	5 Years	10 Years
JPMorgan Equity Income Fund[1]	$178	$672	$1,204	$2,538[2]
One Group Equity Income Fund	$164	$508	$876	$1,777[2]
Pro Forma: JPMorgan Equity Income Fund	$167	$517	$892	$1,811[2]

  1  After fee waivers and/or expense reimbursements.

  2  Class B Shares automatically convert to Class A Shares after eight (8) years. Therefore, the number in the "10 years" example for Class B shares represents a combination of Class A and Class B operating expenses.

Class C Shares Assuming You Sold Your Shares at the End of the Period1

	1 Year	3 Years	5 Years	10 Years
JPMorgan Equity Income Fund[2]	$278	$672	$1,204	$2,660
One Group Equity Income Fund	$264	$508	$876	$1,911
Pro Forma: JPMorgan Equity Income Fund	$267	$517	$892	$1,944

  1  Assumes applicable deferred sales charge is deducted when shares are sold.

  2  After fee waivers and/or expense reimbursements.

Class C Shares Assuming You Stayed in the Fund

	1 Year	3 Years	5 Years	10 Years
JPMorgan Equity Income Fund[1]	$178	$672	$1,204	$2,660
One Group Equity Income Fund	$164	$508	$876	$1,911
Pro Forma: JPMorgan Equity Income Fund	$167	$517	$892	$1,944

  1  After fee waivers and/or expense reimbursements.

Select Class Shares/Class I Shares

	1 Year	3 Years	5 Years	10 Years
JPMorgan Equity Income Fund (Select Class Shares)[1]	$92	$317	$562	$1,267
One Group Equity Income Fund (Class I Shares)	$88	$274	$477	$1,061
Pro Forma: JPMorgan Equity Income Fund (Select Class Shares)	$91	$284	$493	$1,096

  1  After fee waivers and/or expense reimbursements.

25

JPMorgan Equity Growth Fund and One Group Large Cap Growth Fund

The Annual Fund Operating Expenses table and Example table shown below are both based on fees and expenses in effect for the period commencing February 19, 2005.

	JPMorgan Equity Growth Fund	One Group Large Cap Growth Fund	Pro Forma JPMorgan Large Cap Growth Fund
	(Class A Shares)	(Class A Shares)	(Class A Shares)
Class A Shares
SHAREHOLDER FEES (fees paid directly from your investment)[1]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%[2]	5.25%[2]	5.25%[2]
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None[3]	None[3]	None[3]
Redemption Fee	None	None	None
Exchange Fee	None	None	None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)+
Investment Advisory Fees	0.50%	0.50%	0.50%
Distribution (12b-1) Fees	0.25%	0.25%	0.25%
Shareholder Service Fees	0.25%	0.25%	0.25%
Other Expenses	1.04%	0.22%	0.28%
Total Annual Fund Operating Expenses	2.04%	1.22%	1.28%
Fee Waiver and/or Expense Reimbursement	(0.79)%[4]	(0.00)%	(0.04)%[6]
Net Expenses	1.25%	1.22%[5]	1.24%

1  If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual $10.00 sub-minimum account fee may be applicable.

2  The offering price is the net asset value of the shares purchased plus any sales charge. You may be able to reduce or eliminate your initial sales charge.

3  Except for purchases of $1 million or more. Please see the "Sales Charges" section in Appendix C ("How to Do Business with the Funds").

4  JPMIM, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) to 1.25% of the Fund's average daily net assets for Class A shares from February 19, 2005 through April 30, 2006.

5  BOIA, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes and extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) to 1.24% of the Fund's average daily net assets for Class A shares from February 19, 2005 through October 31, 2006.

6  BOIA, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) to 1.24% of the Fund's average daily net assets for Class A shares from February 19, 2005 through October 31, 2006.

+  Expenses above are adjusted to reflect the contractual fees in effect beginning February 19, 2005. Shown below are current annual fund operating expenses.

CURRENT ANNUAL FUND OPERATING EXPENSES	JPMorgan Equity Growth Fund	One Group Large Cap Growth Fund
	(Class A Shares)	(Class A Shares)
Investment Advisory Fees	0.50%	0.73%
Distribution (12b-1) Fees	0.25%	0.35%
Shareholder Service Fees	0.25%	None
Other Expenses	1.09%	0.28%
Total Annual Fund Operating Expenses	2.09%	1.36%
Fee Waiver and/or Expense Reimbursement	(0.84)%	(0.12)%
Net Expenses	1.25%	1.24%

26

	JPMorgan Equity Growth Fund	One Group Large Cap Growth Fund	Pro Forma JPMorgan Large Cap Growth Fund
	(Class B Shares)	(Class B Shares)	(Class B Shares)
Class B Shares
SHAREHOLDER FEES (fees paid directly from your investment)[1]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	5.00%	5.00%	5.00%
Redemption Fee	None	None	None
Exchange Fee	None	None	None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)+
Investment Advisory Fees	0.50%	0.50%	0.50%
Distribution (12b-1) Fees	0.75%	0.75%	0.75%
Shareholder Service Fees	0.25%	0.25%	0.25%
Other Expenses	1.04%	0.22%	0.28%
Total Annual Fund Operating Expenses	2.54%	1.72%	1.78%
Fee Waiver and/or Expense Reimbursement	(0.56)%[2]	0.00%	0.00%
Net Expenses	1.98%	1.72%[3]	1.78%[4]

1  If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual $10.00 sub-minimum account fee may be applicable.

2  JPMIM, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the JPMorgan Funds Board of Trustees' deferred compensation plan) to 1.98% of the Fund's average daily net assets for Class B shares from February 19, 2005 through April 30, 2006.

3  BOIA, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes and extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) to 1.99% of the Fund's average daily net assets for Class B shares from February 19, 2005 through October 31, 2006.

4  BOIA, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) to 1.78% of the Fund's average daily net assets for Class B shares from February 19, 2005 through October 31, 2006.

+  Expenses above are adjusted to reflect the contractual fees in effect beginning February 19, 2005. Shown below are current annual fund operating expenses.

CURRENT ANNUAL FUND OPERATING EXPENSES	JPMorgan Equity Growth Fund	One Group Large Cap Growth Fund
	(Class B Shares)	(Class B Shares)
Investment Advisory Fees	0.50%	0.73%
Distribution (12b-1) Fees	0.75%	1.00%
Shareholder Service Fees	0.25%	None
Other Expenses	1.09%	0.28%
Total Annual Fund Operating Expenses	2.59%	2.01%
Fee Waiver and/or Expense Reimbursement	(0.61)%	(0.02)%
Net Expenses	1.98%	1.99%

27

	Growth Fund JPMorgan Equity	Cap Growth Fund One Group Large	Pro Forma JPMorgan Large Cap Growth Fund
	(Class C Shares)	(Class C Shares)	(Class C Shares)
Class C Shares
SHAREHOLDER FEES (fees paid directly from your investment)[1]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	1.00%	1.00%	1.00%
Redemption Fee	None	None	None
Exchange Fee	None	None	None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)+
Investment Advisory Fees	0.50%	0.50%	0.50%
Distribution (12b-1) Fees	0.75%	0.75%	0.75%
Shareholder Service Fees	0.25%	0.25%	0.25%
Other Expenses	1.04%	0.22%	0.28%
Total Annual Fund Operating Expenses	2.54%	1.72%	1.78%
Fee Waiver and/or Expense Reimbursement	(0.56)%[2]	0.00%	0.00%
Net Expenses	1.98%	1.72%[3]	1.78%[4]

1  If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual $10.00 sub-minimum account fee may be applicable.

2  JPMIM, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the JPMorgan Funds Board of Trustees deferred compensation plan) to 1.98% of the Fund's average daily net assets for Class C shares from February 19, 2005 through April 30, 2006.

3  BOIA, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes and extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) to 1.99% of the Fund's average daily net assets for Class C shares from February 19, 2005 through October 31, 2006.

4  BOIA, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) to 1.78% of the Fund's average daily net assets for Class C shares from February 19, 2005 through October 31, 2006.

+  Expenses above are adjusted to reflect the contractual fees in effect beginning February 19, 2005. Shown below are current annual fund operating expenses.

CURRENT ANNUAL FUND OPERATING EXPENSES	JPMorgan Equity Growth Fund	One Group Large Cap Growth Fund
	(Class C Shares)	(Class C Shares)
Investment Advisory Fees	0.50%	0.73%
Distribution (12b-1) Fees	0.75%	1.00%
Shareholder Service Fees	0.25%	None
Other Expenses	1.09%	0.28%
Total Annual Fund Operating Expenses	2.59%	2.01%
Fee Waiver and/or Expense Reimbursement	(0.61)%	(0.02)%
Net Expenses	1.98%	1.99%

28

	JPMorgan Equity Growth Fund	One Group Large Cap Growth Fund	Pro Forma JPMorgan Large Cap Growth Fund
	(Select Class Shares)	(Class I Shares)+	(Select Class Shares)
Select Class Shares/Class I Shares
SHAREHOLDER FEES (fees paid directly from your investment)[1]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)++
Investment Advisory Fees	0.50%	0.50%	0.50%
Distribution (12b-1) Fees	None	None	None
Shareholder Service Fees	0.25%	0.25%	0.25%
Other Expenses	0.40%	0.22%	0.28%
Total Annual Fund Operating Expenses	1.15%	0.97%	1.03
Fee Waiver and/or Expense Reimbursement	(0.15)%[2]	(0.00)%	(0.04)%[4]
Net Expenses	1.00%	0.97%[3]	0.99%

  +  Class I shares will be renamed Select Class shares

  1  If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual $10.00 sub-minimum account fee may be applicable.

  2  JPMIM, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the JPMorgan Funds Board of Trustees' deferred compensation plan) to 1.00% of the Fund's average daily net assets for Select Class shares from February 19, 2005 through April 30, 2006.

3  BOIA, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes and extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) to 0.99% of the Fund's average daily net assets for Class I shares from February 19, 2005 through October 31, 2006.

  4  BOIA, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund operating expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) to 0.99% of the Fund's average daily net assets for Select Class shares from February 19, 2005 through October 31, 2006.

++  Expenses above are adjusted to reflect the contractual fees in effect beginning February 19, 2005. Shown below are current annual fund operating expenses.

CURRENT ANNUAL FUND OPERATING EXPENSES	JPMorgan Equity Growth Fund	One Group Large Cap Growth Fund
	(Select Class Shares)	(Class I Shares)
Investment Advisory Fees	0.50%	0.73%
Distribution (12b-1) Fees	None	None
Shareholder Service Fees	0.25%	None
Other Expenses	0.45%	0.28%
Total Annual Fund Operating Expenses	1.20%	1.01%
Fee Waiver and/or Expense Reimbursement	(0.20)%	(0.02)%
Net Expenses	1.00%	0.99%

Example

The following Examples is intended to help you compare the cost of investing in JPMorgan Equity Growth Fund, One Group Large Cap Growth Fund and the Combined Fund.

29

The Example assumes that you invest $10,000 in each Fund and in the Combined Fund after the Reorganization for the time periods indicated and reflects what you would pay if you close your account at the end of each of the time periods shown. The Example also assumes:

•  5% return each year;

•  net expenses through the expiration of each Fund's and the Combined Fund's contractual caps, respectively, and total annual operating expenses thereafter; and

•  all dividends and distributions are reinvested.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class A Shares1

	1 Year	3 Years	5 Years	10 Years
JPMorgan Equity Growth Fund[2]	$646	$1,040	$1,485	$2,699
One Group Large Cap Growth Fund[2]	$643	$892	$1,160	$1,925
Pro Forma: JPMorgan Large Cap Growth Fund[2]	$645	$903	$1,184	$1,983

  1  Assumes sales charge is deducted when shares are purchased.

  2  After fee waivers and/or expense reimbursements.

Class B Shares Assuming You Sold Your Shares at the End of the Period1

	1 Year	3 Years	5 Years	10 Years
JPMorgan Equity Growth Fund[2]	$701	$1,028	$1,492	$2,704[3]
One Group Large Cap Growth Fund	$675	$842	$1,133	$1,898[3]
Pro Forma: JPMorgan Large Cap Growth Fund[2]	$681	$860	$1,165	$1,964[3]

  1  Assumes applicable deferred sales charge is deducted when shares are sold.

  2  After fee waivers and/or expense reimbursements.

  3  Class B Shares automatically convert to Class A Shares after eight (8) years. Therefore, the number in the "10 years" example for Class B shares represents a combination of Class A and Class B operating expenses.

Class B Shares Assuming You Stayed in the Fund

	1 Year	3 Years	5 Years	10 Years
JPMorgan Equity Growth Fund[1]	$201	$728	$1,292	$2,704[2]
One Group Large Cap Growth Fund	$175	$542	$933	$1,898[2]
Pro Forma: JPMorgan Large Cap Growth Fund	$181	$560	$965	$1,964[2]

  1  After fee waivers and/or expense reimbursements.

  2  Class B Shares automatically convert to Class A Shares after eight (8) years. Therefore, the number in the "10 years" example for Class B shares represents a combination of Class A and Class B operating expenses.

Class C Shares Assuming You Sold Your Shares at the End of the Period1

	1 Year	3 Years	5 Years	10 Years
JPMorgan Equity Growth Fund[2]	$301	$728	$1,292	$2,827
One Group Large Cap Growth Fund	$275	$542	$933	$2,030
Pro Forma: JPMorgan Large Cap Growth Fund	$281	$560	$965	$2,095

  1  Assumes applicable deferred sales charge is deducted when shares are sold.

  2  After fee waivers and/or expense reimbursements.

Class C Shares Assuming You Stayed in the Fund

	1 Year	3 Years	5 Years	10 Years
JPMorgan Equity Growth Fund[1]	$201	$728	$1,292	$2,827
One Group Large Cap Growth Fund	$175	$542	$933	$2,030
Pro Forma: JPMorgan Large Cap Growth Fund	$181	$560	$965	$2,095

  1  After fee waivers and/or expense reimbursements.

30

Select Class Shares/Class I Shares

	1 Year	3 Years	5 Years	10 Years
JPMorgan Equity Growth Fund (Select Class Shares)[1]	$102	$348	$616	$1,382
One Group Large Cap Growth Fund (Class I Shares)	$99	$309	$536	$1,190
Pro Forma: JPMorgan Large Cap Growth Fund (Select Class Shares)[1]	$101	$321	$562	$1,254

  1  After fee waivers and/or expense reimbursements.

JPMorgan Small Cap Growth Fund, J.P. Morgan U.S. Small Company Opportunities Fund and One Group Small Cap Growth Fund.

The Annual Fund Operating Expenses table and Example table shown below are both based on fees and expenses in effect for the period commencing February 19, 2005.

	JPMorgan Small Cap Growth Fund	JPMorgan U.S. Small Company Opportunities Fund*	One Group Small Cap Growth Fund	Pro Forma** JPMorgan Small Cap Growth Fund
	(Class A Shares)	(Class A Shares)	(Class A Shares)	(Class A Shares)
Class A Shares
SHAREHOLDER FEES (fees paid directly from your investment)[1]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%[2]	N/A	5.25%[2]	5.25%[2]
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None[3]	N/A	None[3]	None[3]
Redemption Fee	None	N/A	None	None
Exchange Fee	None	N/A	None	None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)+
Investment Advisory Fees	0.65%	N/A	0.65%	0.65%
Distribution (12b-1) Fees	0.25%	N/A	0.25%	0.25%
Shareholder Service Fees	0.25%	N/A	0.25%	0.25%
Other Expenses	14.13%	N/A	0.19%	0.22%
Total Annual Fund Operating Expenses	15.28%	N/A	1.34%	1.37%
Fee Waiver and/or Expense Reimbursement	(13.68)%[4]	N/A	(0.04)%[5]	(0.12)%[6]
Net Expenses	1.60%	N/A	1.30%	1.25

*  JPMorgan U.S. Small Company Opportunities Fund does not offer Class A shares.

**  Assuming the Reorganization of JPMorgan Small Cap Growth Fund into JPMorgan Small Cap Growth Fund (formerly One Group Small Cap Growth Fund).

1  If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual $10.00 sub-minimum account fee may be applicable.

2  The offering price is the net asset value of the shares purchased plus any sales charge. You may be able to reduce or eliminate your initial sales charge.

3  Except for purchases of $1 million or more. (Please see the "Sales Charges" section in Appendix C "How to Do Business with the Funds").

4  JPMIM, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the JPMorgan Funds Board of Trustees' deferred compensation plan) to 1.60% of the Fund's average daily net assets for Class A shares from February 19, 2005 through April 30, 2006.

5  BOIA, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes and extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) to 1.30% of the Fund's average daily net assets for Class A shares from February 19, 2005 through October 31, 2006.

6  BOIA, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) to 1.25% of the Fund's average daily net assets for Class A shares from February 19, 2005 through October 31, 2006.

+  Expenses above are adjusted to reflect the contractual fees in effect beginning February 19, 2005. Shown below are current annual fund operating expenses.

31

CURRENT ANNUAL FUND OPERATING EXPENSES	JPMorgan Small Cap Growth	JPMorgan U.S. Small Company Opportunities Fund*	One Group Small Cap Growth Fund
	(Class A Shares)	(Class A Shares)	(Class A Shares)
Investment Advisory Fees	0.80%	N/A	0.74%
Distribution (12b-1) Fees	0.25%	N/A	0.35%
Shareholder Service Fees	0.25%	N/A	None
Other Expenses	14.18%	N/A	0.25%
Total Annual Fund Operating Expenses	15.48%	N/A	1.34%
Fee Waiver and/or Expense Reimbursement	(13.88)%	N/A	(0.04)%
Net Expenses	1.60%	N/A	1.30%

*  JPMorgan U.S. Small Company Opportunities Fund does not offer Class A shares.

	JPMorgan Small Cap Growth Fund	JPMorgan U.S. Small Company Opportunities Fund	One Group Small Cap Growth Fund	Pro Forma* JPMorgan Small Cap Growth Fund	Pro Forma** JPMorgan Small Cap Growth Fund	Pro Forma*** JPMorgan Small Cap Growth Fund
	(Select Class Shares)	(Select Class Shares)	(Class I Shares)+	(Select Class Shares)	(Select Class Shares)	(Select Class Shares)
Select Class Shares/ Class I Shares
SHAREHOLDER FEES (fees paid directly from your investment)[1]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None	None	None
Maximum Deferred Sale Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None	None	None	None
Redemption Fee	None	None	None	None	None	None
Exchange Fee	None	None	None	None	None	None
ANNUAL FUND OPERATIN EXPENSES (expenses that are deducted from Fund assets)++
Investment Advisory Fees	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution (12b-1) Fees	None	None	None	None	None	None
Shareholder Service Fees	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Other Expenses	23.86%	0.78%	0.19%	0.22%	0.22%	0.22%
Total Annual Fund Operating Expenses	24.76%	1.68%	1.09%	1.12%	1.12%	1.12%
Fee Waiver and/or Expense Reimbursement	(23.66)%[2]	(0.66)%[3]	(0.04)%[4]	(0.12)%[5]	(0.12)%[5]	(0.12)%[5]
Net Expenses	1.10%	1.02%	1.05%	1.00%	1.00%	1.00%

  +  Class I shares will be renamed Select Class shares

  *  Assuming the Reorganization of JPMorgan Small Cap Growth Fund into JPMorgan Small Cap Growth Fund (formerly One Group Small Cap Growth Fund).

  **  Assuming the Reorganization of JPMorgan U.S. Small Company Opportunities Fund into JPMorgan Small Cap Growth Fund (formerly One Group Small Cap Growth Fund).

***  Assuming the Reorganization of both JPMorgan Small Cap Growth Fund and JPMorgan U.S. Small Company Opportunities Fund into JPMorgan Small Cap Growth Fund (formerly One Group Small Cap Growth Fund).

  1  If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual $10.00 sub-minimum account fee may be applicable.

  2  JPMIM, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses

32

and expenses related to the JPMorgan Funds Board of Trustees' deferred compensation plan) to 1.10% of the Fund's average daily net assets for Select Class shares from February 19, 2005 through April 30, 2006.

  3  JPMIM, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) to 1.02% of the Fund's average daily net assets for Select Class shares from February 19, 2005 through April 30, 2006.

  4  BOIA, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes and extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) to 1.05% of the Fund's average daily net assets for Class I (to be renamed Select Class) shares from February 19, 2005 through October 31, 2006.

  5  BOIA, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) to 1.00% of the Fund's average daily net assets for Select Class shares from February 19, 2005 through October 31, 2006.

  ++  Expenses above are adjusted to reflect the contractual fees in effect beginning February 19, 2005. Shown below are current annual fund operating expenses.

CURRENT ANNUAL FUND OPERATING EXPENSES	JPMorgan Small Cap Growth	JPMorgan U.S. Small Company Opportunities Fund	One Group Small Cap Growth Fund
	(Select Class Shares)	(Select Class Shares)	(Class I Shares)
Investment Advisory Fees	0.80%	0.60%	0.74%
Distribution (12b-1) Fees	None	None	None
Shareholder Service Fees	0.25%	0.25%	None
Other Expenses	23.91%	0.83%	0.25%
Total Annual Fund Operating Expenses	24.96%	1.68%	0.99%
Fee Waiver and/or Expense Reimbursement	(23.86)%	(0.66)%	0.00%
Net Expenses	1.10%	1.02%	0.99%

	JPMorgan Small Cap Growth Fund	JPMorgan U.S. Small Company Opportunities Fund*	One Group Small Cap Growth Fund**	Pro Forma*** JPMorgan Small Cap Growth Fund
	(Institutional Class Shares)	(Institutional Class Shares)	(Institutional Class Shares)	(Institutional Class Shares)
Institutional Class Shares SHAREHOLDER FEES (fees paid directly from your investment)[1]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	N/A	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	N/A	None	None
Redemption Fees	None	N/A	None	None
Exchange Fees	None	N/A	None	None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)+
Investment Advisory Fees	0.65%	N/A	0.65%	0.65%
Distribution (12b-1) Fees	None	N/A	None	None
Shareholder Service Fees	0.10%	N/A	0.10%	0.10%
Other Expenses	9.13%	N/A	0.19%	0.22%
Total Annual Fund Operating Expenses	9.88%	N/A	0.94%	0.97%
Fee Waiver and/or Expense Reimbursement	(9.03)%[2]	N/A	(0.09)%[3]	(0.12)%[4]
Net Expenses	0.85%	N/A	0.85%	0.85%

  *  JPMorgan U.S. Small Company Opportunities Fund does not offer Institutional Class shares.

  **  Institutional Class is a newly created class of One Group Small Cap Growth Fund. "Other Expenses" are based on estimates.

33

  ***  Assuming Reorganization of JPMorgan U.S. Small Cap Growth Fund into JPMorgan Small Cap Growth Fund (formerly One Group Small Cap Growth Fund).

  1  If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary. In addition, an annual $10.00 sub-minimum account fee may be applicable.

  2  JPMIM, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the JPMorgan Funds Board of Trustees' deferred compensation plan) to 0.85% of the Fund's average daily net assets for Institutional Class shares from February 19, 2005 through April 30, 2006.

  3  BOIA, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund operating expenses (exclusive of interest, taxes and extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) to 0.85% of the Fund's average daily net assets for Institutional Class shares from February 19, 2005 through October 31, 2006.

  4  BOIA, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund operating expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) to 0.85% of the Fund's average daily net assets for Institutional Class shares from February 19, 2005 through October 31, 2006.

  +  Expenses above are adjusted to reflect the contractual fees in effect beginning February 19, 2005. Shown below are current annual fund operating expenses.

CURRENT ANNUAL FUND OPERATING EXPENSES	JPMorgan Small Cap Growth	JPMorgan U.S. Small Company Opportunities Fund*	One Group Small Cap Growth Fund*
	(Institutional Class Shares)	(Institutional Class Shares)	(Institutional Class Shares)
Investment Advisory Fees	0.80%	N/A	N/A
Distribution (12b-1) Fees	None	N/A	N/A
Shareholder Service Fees	0.10%	N/A	N/A
Other Expenses	9.18%	N/A	N/A
Total Annual Fund Operating Expenses	10.08%	N/A	N/A
Fee Waiver and/or Expense Reimbursement	(9.23)%	N/A	N/A
Net Expenses	0.85%	N/A	N/A

*  The JPMorgan U.S. Small Company Opportunities Fund does not offer Institutional Class shares. The inception of Institutional Class shares of One Group Small Cap Growth Fund is expected to occur on or about February 19, 2005.

Example

The following Examples are intended to help you compare the cost of investing in JPMorgan Small Cap Growth Fund, JPMorgan U.S. Small Company Opportunities Fund, One Group Small Cap Growth Fund and the Combined Fund.

The Example assumes that you invest $10,000 in each Fund and in the Combined Fund after the Reorganization for the time periods indicated and reflects what you would pay if you close your account at the end of each of the time periods shown. The Example also assumes:

•  5% return each year;

•  net expenses through the expiration of each Fund's and the Combined Fund's contractual caps, respectively, and total annual operating expenses thereafter, except as noted below; and

•  all dividends and distribution are reinvested.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class A Shares1

	1 Year	3 Years	5 Years	10 Years
JPMorgan Small Cap Growth Fund[2,4]	$679	$1,188	$1,733	$3,223
JPMorgan U.S. Small Company Opportunities Fund*	-	-	-	-
One Group Small Cap Growth Fund[2]	$650	$921	$1,214	$2,047
Pro Forma: JPMorgan Small Cap Growth Fund[2,3]	$646	$917	$1,217	$2,068

  *  JPMorgan U.S. Small Company Opportunities Fund does not offer Class A shares.

  1  Assumes sales charge is deducted when shares are purchased.

34

  2  After fee waivers and/or expense reimbursements.

  3  Assuming the Reorganization of JPMorgan Small Cap Growth Fund into JPMorgan Small Cap Growth Fund (formerly One Group Small Cap Growth Fund).

  4  Assumes net expenses of 1.60% through April 30, 2006 and 2.60% thereafter.

Select Class Shares/Class I Shares

	1 Year	3 Years	5 Years	10 Years
JPMorgan Small Cap Growth Fund (Select Class Shares)[1,5]	$112	$545	$1,021	$2,338
JPMorgan U.S. Small Company Opportunities Fund (Select Class Shares)[1]	$104	$454	$840	$1,923
One Group Small Cap Growth Fund (Class I Shares)[1]	$107	$340	$594	$1,322
Pro Forma: JPMorgan Small Cap Growth Fund Fund (Select Class Shares)[1,2]	$102	$336	$597	$1,345
Pro Forma: PMorgan Small Cap Growth Fund Fund (Select Class Shares)[1,3]	$102	$336	$597	$1,345
Pro Forma: PMorgan Small Cap Growth Fund Fund (Select Class Shares)[1,4]	$102	$336	$597	$1,345

  1  After fee waivers and/or expense reimbursements.

  2  Assuming the Reorganization of JPMorgan Small Cap Growth Fund into JPMorgan Small Cap Growth Fund (formerly One Group Small Cap Growth Fund).

  3  Assuming the Reorganization of JPMorgan U.S. Small Company Opportunities Fund into JPMorgan Small Cap Growth Fund (formerly One Group Small Cap Growth Fund).

  4  Assuming the Reorganization of both JPMorgan Small Cap Growth Fund and JPMorgan U.S. Small Company Opportunities Fund into JPMorgan Small Cap Growth Fund (formerly One Group Small Cap Growth Fund).

  5  Assumes net expenses of 1.10% through April 30, 2006 and 2.10% thereafter.

Institutional Class Shares

	1 Year	3 Years	5 Years	10 Years
JPMorgan Small Cap Growth Fund[1,3]	$87	$468	$891	$2,073
JPMorgan U.S. Small Company Opportunities*	-	-	-	-
One Group Small Cap Growth Fund[1]	$87	$284	$505	$1,140
Pro Forma: JPMorgan Small Cap Growth Fund Fund[1,2]	$87	$289	$517	$1,172

  *  JPMorgan U.S. Small Company Opportunities Fund does not offer Institutional Class Shares.

  1  After fee waivers and/or expense reimbursements.

  2  Assuming the Reorganization of JPMorgan Small Cap Growth Fund into JPMorgan Small Cap Growth Fund (formerly One Group Small Cap Growth Fund).

  3  Assumes net expenses of 0.85% through April 30, 2006 and 1.85% thereafter.

Following the Reorganizations and in the ordinary course of business, we expect that certain holdings of the JPMorgan Funds that are transferred to One Group Funds in connection with the Reorganization may be sold. Such sales may result in additional transaction costs for One Group Funds (which will not be assumed or paid by BOIA and JPMIM and will be a taxable event that will result in the realization of taxable gains or losses from such sales for the One Group Funds).

Comparison of Sales Load, Distribution and Shareholder Servicing Arrangements

Effective February 19, 2005, the sales load, distribution and shareholder servicing arrangements of Class A, Class B, Class C, Select Class and Institutional Class shares of the JPMorgan Funds will be identical to those of Class A, B, C, I (to be renamed Select) and Institutional shares, respectively, of the One Group Funds, as described in "How to Do Business with the Funds" in Appendix C to this Proxy Statement/Prospectus. Effective November 15, 2004, the maximum sales load applicable to the Class A shares of JPMorgan Equity Income Fund, JPMorgan Equity Growth Fund and JPMorgan Small Cap Growth Fund will be reduced from 5.75% to 5.25%. This reduction will be effective regardless of whether any of the Reorganizations are approved. No sales loads will be incurred as a result of any of the Reorganizations.

35

Comparison of Purchase, Redemption and Exchange Policies and Procedures

Effective February 19, 2005, the procedures for making purchases, redemptions and exchanges of Class A, B, C, Select and Institutional Class shares of the JPMorgan Funds will be identical to those with respect to Class A, B, C, I (to be renamed Select) and Institutional shares of the One Group Funds, as described in "How to Do Business with the Funds" in Appendix C to this Proxy Statement/Prospectus.

COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES AND PRINCIPAL RISKS OF INVESTING IN THE FUNDS

The following discussion comparing investment objectives, strategies and principal risks of each of the JPMorgan Funds and the corresponding One Group Funds is based upon and qualified in its entirety by the respective investment objectives, strategies and principal risks sections of the prospectuses of JPMorgan Bond Fund II dated December 29, 2003, JPMorgan U.S. Treasury Income Fund dated December 29, 2003, JPMorgan Tax Free Income Fund dated December 29, 2003, JPMorgan Equity Income Fund dated May 1, 2004, JPMorgan Equity Growth Fund dated May 1, 2004, JPMorgan Small Cap Growth Fund dated May 1, 2004 and JPMorgan U.S. Small Company Opportunities Fund filed dated May 1, 2004 and One Group Bond Fund, One Group Government Bond Fund, One Group Tax-Free Bond Fund, One Group Equity Income Fund, One Group Large Cap Growth Fund and One Group Small Cap Growth Fund dated October 29, 2004, respectively, with respect to all classes of shares. Additional information on each Fund's investment objectives and primary investment strategies may also be found in Appendix D to this Proxy Statement/Prospectus.

JPMorgan Bond Fund II and One Group Bond Fund

Investment Objectives

The investment objective of each Fund is similar.

The investment objective of JPMorgan Bond Fund II is to provide as high a level of income as is consistent with reasonable risk. The investment objective of JPMorgan Bond Fund II may not be changed without shareholder approval. The investment objective of One Group Bond Fund is to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

Primary Investment Strategies

The primary investment strategies of each Fund are similar.

JPMorgan Bond Fund II has a non-fundamental policy, while One Group Bond Fund has a fundamental policy, to invest, under normal circumstances, at least 80% of their respective net assets, including the amount of any borrowings, in debt securities. Each Fund invests mainly in investment grade debt securities. Other common investment strategies include investments in mortgage-related securities, securities issued by governmental agencies and foreign securities.

JPMorgan Bond Fund II has no restriction on the maturity of the Fund's portfolio or on any individual security in the portfolio. One Group Bond Fund's average weighted maturity ordinarily ranges between four and 12 years, although the Fund may shorten its average weighted maturity for temporary defensive purposes.

Risk Factors

Because the Funds have investment objectives and primary investment strategies that are similar, many of the risks of investing in JPMorgan Bond Fund II are substantially the same as risks of investing in the One Group Bond Fund. You may lose money on your investment in either Fund. The value of each Fund's shares may go up or down, sometimes rapidly and unpredictably. Market conditions, financial conditions of issuers represented in the portfolio, investment strategies, portfolio management, and other factors affect the volatility of each Fund's shares. An investment in either Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency, and is not a deposit of JPMorgan Chase & Co. or any of its affiliates or any other bank. The following summarizes the principal risks of investing in the Funds:

Interest Rate Risk

Both of the Funds are subject to risks associated with investing primarily in bonds and other debt securities. Interest rate risk is the risk of the reduction in the value of a security, such as a bond, resulting from a rise in interest rates. Generally, the value of these securities will change inversely with changes in interest rates. Rising interest rates, which may be expected to lower the value of fixed income instruments may negatively impact the operations of many issuers. Interest rate risk may affect the Funds' investments in mortgage- and asset-backed securities because when interest rates rise the maturities of these types of securities tend to lengthen, and the value of these securities may decrease more significantly. Further, as interest rates fall, these securities may be subject to the risk that the underlying loans will be paid sooner than expected, which may reduce returns by

36

forcing the Funds to reinvest in securities with lower yields. The Funds also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Credit Risk

There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Funds. Such default could result in losses to the Funds. In addition, the credit quality of securities held by the Funds may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and, as a result, in shares of the Funds. Lower credit quality also may affect liquidity and make it difficult for the Funds to sell the security. In addition, to the extent some obligations are securities or guaranteed by banks and other institutions, the risk to the Funds could increase if the banking or financial sector suffers an economic downturn.

Mortgage-Backed and Asset-Backed Securities Risk

Mortgage-backed and asset-backed securities are subject to credit, interest rate, market and prepayment risks. The issuers of mortgage-backed securities may be able to repay principal early, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage-backed securities. When mortgages are prepaid, the Funds may have to reinvest in securities with a lower yield. The Funds also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

U.S. Government Agency Securities Risk

The Funds invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as Ginnie Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly-owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on its securities. By contrast, securities issued or guaranteed by U.S. government related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government and are thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Derivatives Risk

Each Fund may invest in derivatives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and the investment in the derivative security by the Funds may decline. Derivatives may be subject to market risk, interest rate risk, and credit risk. Certain derivatives may be illiquid, which may reduce the return of a Fund if it cannot sell or terminate the derivative instrument at an advantageous time or price. Some derivatives may involve the risk of mispricing or improper valuation, or the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index. A Fund could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested.

Additional Risk Factors relating to the One Group Bond Fund may be found in Appendix H.

Distinct Risks and Investment Restrictions of JPMorgan Bond Fund II and One Group Bond Fund

Foreign Securities Risk

JPMorgan Bond Fund II may make substantial investments in foreign debt securities, including securities of issuers in emerging markets, as long as they meet the Fund's credit quality standards. This could carry more risk than securities backed by U.S. institutions because of political or economic instability, the imposition of government controls or regulations that do not match U.S. standards.

Preferred Stock Risk

One Group Bond Fund may invest in preferred stock. Preferred stock is a class of stock that generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights. As with all equity securities, the price of preferred stock fluctuates based on changes in a company's financial condition and on overall market and economic conditions.

Loan Participation Risk

One Group Bond Fund may invest in fixed and floating rate loans typically arranged through private negotiations between borrowers (which may be corporate issuers or issuers of sovereign debt obligations) and one or more financial institutions. One Group Bond Fund generally invests in these loans by purchasing loan participations ("Participations"). Typically, the Fund will have a contractual relationship only with the lender and

37

not with the borrower when it purchases a Participation. The Fund may have difficulty disposing of Participations because to do so it will have to assign such securities to a third party. Because there is no liquid market for such securities, it is anticipated that such securities could only be sold to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and the Fund's ability to dispose of particular Participations when necessary to meet the Fund's liquidity needs in response to a specific economic event such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Participations also may make it difficult for the Fund to assign a value to those securities when valuing the Fund's securities and calculating its net asset value.

Investment Restrictions

In addition to the restrictions described above, each Fund has adopted certain fundamental and non-fundamental investment restrictions.

JPMorgan Bond Fund II, as a fundamental policy, notwithstanding any other investment policy or restriction, may seek to achieve its investment objective by investing all of its investable assets in another investment company having substantially the same investment objectives and policies as the Fund. Investment in other investment companies may result in greater fund expenses because the investing fund indirectly bears the management and other fees of the other fund. The One Group Bond Fund does not have a similar fundamental policy. Further, as a non-fundamental restriction, JPMorgan Bond Fund II may, in order to permit the sale of its shares in certain states, make commitments more restrictive than the investment policies and limitations described in its prospectus and SAI. Should the Fund determine that any such commitment is no longer in its best interests, it will revoke the commitment by terminating sales of its shares in the state involved. In order to comply with certain regulatory policies, as a matter of operating policy, the Fund will not: (i) invest more than 5% of its assets in companies which, including predecessors, have a record of less than three years' continuous operation; provided that this restriction shall not apply to investments in a Mauritius Portfolio Company; (ii) invest in warrants, valued at the lower of cost or market, in excess of 5% of the value of its net assets, and no more than 2% of such value may be warrants which are not listed on the New York Stock Exchange or American Stock Exchange, or (iii) purchase or retain in its portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of J.P. Morgan Mutual Fund Select Group or is an officer or director of JPMIM, if after the purchase of the securities of such issuer by the Fund, one or more of such persons owns beneficially more than 1/2 of the 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities taken together own beneficially more than 5% or such shares of securities, or both, all taken at market value; provided, however, that this restriction shall not apply to investments in a Mauritius Portfolio company. The One Group Bond Fund does not have a similar non-fundamental investment restriction.

Proposed Changes to Fundamental Investment Policies and Restrictions of One Group Bond Fund

One Group Bond Fund's shareholders will vote on changes to three fundamental investment restrictions and policies related to borrowing; commodities; and investing for control at a shareholder meeting scheduled to be held on January 20, 2005.

The proposed changes in One Group Bond Fund's fundamental investment restrictions and policies are intended to modify the current restrictions and policies on borrowing, commodities and investing for control in order to make them simpler and more flexible. The proposed changes would also provide BOIA greater flexibility in managing the portfolio of the Fund. Although the proposed changes will allow BOIA greater flexibility to respond to future investment opportunities, it does not intend to alter the way it manages the Fund.

JPMorgan U.S. Treasury Income Fund and One Group Government Bond Fund

Investment Objectives

The investment objective of each Fund is similar.

The investment objective of JPMorgan U.S. Treasury Income Fund is to seek to provide investors with monthly dividends while still protecting the value of their investment. The investment objective of JPMorgan U.S. Treasury Income Fund may be changed without shareholder approval. The investment objective of One Group Government Bond Fund is to seek a high level of current income with liquidity and safety of principal.

Primary Investment Strategies

The primary investment strategies of each Fund are similar.

JPMorgan U.S. Treasury Income Fund pursues its goal by investing, under normal circumstances, at least 80% of the value of its assets in (i) debt securities issued by the U.S. Treasury, and (ii) repurchase agreements in which the Fund receives U.S. Treasury securities as collateral. The Fund may also invest in derivatives, including

38

future contracts, options and swaps to manage duration, sector and yield curve exposure and credit and spread volatility. Derivatives may also be used by the Fund to hedge various investments and for risk management. The Fund may also invest in mortgage related securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers.

One Group Government Bond Fund pursues its goal by primarily investing in government bonds with intermediate to long remaining maturities, including mortgage-backed securities. BOIA looks for individual securities that it believes will perform well over market cycles. The Fund spreads its holdings across various security types within the government market sector (e.g., U.S. government agency securities and agency mortgage-backed securities). The Fund's adviser selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk and the complex legal and technical structure of the transaction.

Risk Factors

Because the Funds have investment objectives and primary investment strategies that are similar, many of the risks of investing in JPMorgan U.S. Treasury Income Fund are substantially the same as the risks of investing in One Group Government Bond Fund. You may lose money on your investment in either Fund. The value of each Fund's shares may go up or down, sometimes rapidly and unpredictably. Market conditions, financial conditions of issuers represented in the portfolio, investment strategies, portfolio management, and other factors affect the volatility of each Fund's shares. An investment in either Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency, and is not a deposit of JPMorgan Chase & Co. or any of its affiliates or any other bank. The following summarizes the principal risks of investing in the Funds:

Interest Rate Risk

Both of the Funds are subject to risks associated with investing primarily in bonds and other debt securities. Interest rate risk is the risk of the reduction in the value of a security, such as a bond, resulting from a rise in interest rates. Generally, the value of these securities will change inversely with changes in interest rates. Rising interest rates, which may be expected to lower the value of fixed income instruments may negatively impact the operations of many issuers. Interest rate risk may affect the Funds' investments in mortgage- and asset-backed securities because when interest rates rise the maturities of these types of securities tend to lengthen, and the value of these securities may decrease more significantly. Further, as interest rates fall, these securities may be subject to the risk that the underlying loans will be paid sooner than expected, which may reduce returns by forcing the Funds to reinvest in securities with lower yields. The Funds also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Prepayment and Call Risk

Each of the Funds may invest in mortgage-backed securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage-backed securities. When mortgages and other obligations are prepaid and when securities are called, the Funds may have to reinvest in securities with a lower yield. The Funds may also fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Derivatives Risk

Each Fund may invest in derivatives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and the investment in the derivative security by the Funds may decline. Derivatives may be subject to market risk, interest rate risk and credit risk. Certain derivatives may be illiquid, which may reduce the return of a Fund if it cannot sell or terminate the derivative instrument at an advantageous time or price. Some derivatives may involve the risk of mispricing or improper valuation, or the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index. A Fund could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested.

U.S. Government Agency Securities Risk

The Funds invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as Ginnie Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly-owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on its securities. By contrast, securities issued or guaranteed by U.S.

39

government related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government and are thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Additional Risk Factors relating to the One Group Government Bond Fund may be found in Appendix H.

Distinct Risks and Investment Restrictions of JPMorgan U.S. Treasury Income Fund and One Group Government Bond Fund

Non-Diversification Risk

JPMorgan U.S. Treasury Income Fund is a "non-diversified" fund. This means that the Fund may invest a more significant portion of its assets in the securities of a single issuer than can a "diversified" fund. Non-diversification increases the risk of loss to the Fund if an issuer fails to make interest or principal payments or if the market value of a security declines.

Investment Restrictions

In addition to the restrictions described above, each Fund has adopted certain fundamental and non-fundamental investment restrictions.

As a matter of fundamental policy, JPMorgan U.S. Treasury Income Fund may, not withstanding any other investment policy or restriction, seek to achieve its investment objective by investing all of its investable assets in another investment company having substantially the same investment objective and policies as the Fund. Investment in other investment companies may result in greater fund expenses because the investing fund indirectly bears the management and other fees of the other fund. The One Group Government Bond Fund does not have a similar fundamental policy.

Further, as a non-fundamental investment restriction, JPMorgan U.S. Treasury Income Fund may, in order to permit the sale of its shares in certain states and foreign countries, make commitments more restrictive than the investment policies and limitations described in its prospectus and SAI. Should the Fund determine that any such commitment is no longer in its best interests, it will revoke the commitment by terminating sales of its shares in the state or country involved. In order to comply with certain regulatory policies, as a matter of operating policy, the Fund will not (i) borrow money in an amount which would cause, at the time of such borrowing, the aggregate amount of borrowing by such fund to exceed 10% of the value of the Fund's total assets, (ii) invest more than 10% of the Fund's total assets in the securities of any one issuer (other than obligations of the U.S. government, its agencies and instrumentalities), (iii) acquire more than 10% of the outstanding shares of any issuer and may not acquire more than 15% of the outstanding shares of any issuer together with other mutual funds managed by JPMorgan Chase Bank, (iv) invest more than 15% of the Fund's net assets in illiquid securities (which include securities restricted as to resale unless they are determined to be readily marketable in accordance with the procedures established by the Board of Trustees), (v) grant privileges to purchase shares of the Fund to shareholders or investors by issuing warrants, subscription rights or options, or other similar rights or (vi) sell, purchase or loan securities (excluding shares in the Fund) or grant or receive a loan or loans to or from J.P. Morgan Investment Management Inc., corporate, and domiciliary agent or paying agent, the distributors and the authorized agents or any of their directors, officers or employees or any of their major shareholders (meaning a shareholder who holds, in his own or other name (as well as a nominee's name), more than 10% of the total issued and outstanding shares of stock of such company) acting as principal, or for their own account, unless the transaction is made within the other restrictions set forth above and either (a) at a price determined by current publicly available quotations, or (b) at competitive prices or interest rates prevailing from time to time on internationally recognized securities markets or internationally recognized money markets. The One Group Government Bond Fund does not have a similar non-fundamental investment restriction.

Proposed Changes to Fundamental Investment Policies and Restrictions of One Group Government Bond Fund

One Group Government Bond Fund's shareholders will vote on changes to three fundamental investment restrictions and policies related to borrowing; commodities; and investing for control at a shareholder meeting scheduled to be held on January 20, 2005.

The proposed changes in One Group Government Bond Fund's fundamental investment restrictions and policies are intended to modify the current restrictions and policies on borrowing, commodities and investing for control in order to make them simpler and more flexible. The proposed changes would also provide BOIA greater flexibility in managing the portfolio of the Fund. Although the proposed changes will allow BOIA greater flexibility to respond to future investment opportunities, it does not intend to alter the way it manages the Fund.

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JPMorgan Tax Free Income Fund and One Group Tax-Free Bond Fund

Investment Objectives

The investment objectives of the Funds are similar.

The investment objective of JPMorgan Tax Free Income Fund is to seek to provide monthly dividends that are excluded from gross income for federal income tax purposes and to protect the value of the investment by investing primarily in municipal obligations. The investment objective of JPMorgan Tax Free Income Fund may be changed without shareholder approval. The investment objective of One Group Tax-Free Bond Fund is to seek as high a level of current income exempt from federal income tax as is consistent with relative stability of capital.

Primary Investment Strategies

The primary investment strategies of the Fund are similar.

Both Funds have as a fundamental policy a requirement to invest at least 80% of their respective net assets in municipal bonds, the income of which is exempt from federal income tax. Neither of the Funds has restrictions on the maturity of any securities in the portfolio and both Funds can invest in cash and cash equivalents. Each of the Funds reserves the right to invest up to 20% of its respective net assets in securities that pay interest subject to federal income tax or the federal alternative minimum tax on individuals.

Other common investment strategies include investments in U.S. government agency securities, U.S. Treasury receipts and obligations, asset-backed securities, variable rate instruments, zero coupon debt securities, restricted securities, swaps, forward commitments, derivatives and certain commercial paper.

Risk Factors

Because the Funds have investment objectives and primary investment strategies that are similar, many of the risks of investing in One Group Tax-Free Bond Fund are substantially the same as the risks of investing in JPMorgan Tax Free Income Fund. You may lose money on your investment in either Fund. The value of each Fund's shares may go up or down, sometimes rapidly and unpredictably. Market conditions, financial conditions of issuers represented in the portfolio, investment strategies, portfolio management and other factors affect the volatility of each Fund's shares. An investment in either Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency, and is not a deposit of JPMorgan Chase & Co. or any of its affiliates or any other bank. The following summarizes the principal risks of investing in the Funds:

Interest Rate Risk

Both of the Funds are subject to risks associated with investing primarily in bonds and other debt securities. Interest rate risk is the risk of the reduction in the value of a security, such as a bond, resulting from a rise in interest rates. Generally, the value of these securities will change inversely with changes in interest rates. Rising interest rates, which may be expected to lower the value of fixed income instruments, may negatively impact the operations of many issuers. Interest rate risk may affect the Funds' investments in mortgage- and asset-backed securities because when interest rates rise the maturities of these types of securities tend to lengthen, and the value of these securities may decrease more significantly. Further, as interest rates fall, these securities may be subject to the risk that the underlying loans will be paid sooner than expected, which may reduce returns by forcing the Funds to reinvest in securities with lower yields. The Funds also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Municipal Obligations Risk

Some municipal securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue. Under some circumstances, municipal lease obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose. If a municipality experiences financial trouble, it could have difficulty paying interest and principal.

Market Risk

Market risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values.

41

Derivatives Risk

Each Fund may invest in derivatives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and the investment in the derivative security by the Funds may decline. Derivatives may be subject to market risk, interest rate risk and credit risk. Certain derivatives may be illiquid, which may reduce the return of a Fund if it cannot sell or terminate the derivative instrument at an advantageous time or price. Some derivatives may involve the risk of mispricing or improper valuation, or the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index. A Fund could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested.

Credit Risk

There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Funds. Such default could result in losses to the Funds. In addition, the credit quality of securities held by the Funds may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and, as result, in shares of the Funds. Lower credit quality also may affect liquidity and make it difficult for the Funds to sell the security. In addition, to the extent some obligations are securities or guaranteed by banks and other institutions, the risk to the Funds could increase if the banking or financial sector suffers an economic downturn.

U.S Government Agency Securities Risk

The Funds invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as Ginnie Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly-owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on its securities. By contrast, securities issued or guaranteed by U.S. government related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government and are thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Mortgage-Backed and Asset-Backed Securities Risk

Mortgage-backed and asset-backed securities are subject to credit, interest rate, market and prepayment risks. The issuers of mortgage-backed securities may be able to repay principal early, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage-backed securities. When mortgages are prepaid, the Funds may have to reinvest in securities with a lower yield. The Funds also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Leverage Risk

Leverage risk is the risk of gains or losses disproportionately higher than the amount invested. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities. When a derivative is used as a hedge against an opposite position that a Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective. To the extent that a derivative is not used as a hedge, a fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

Portfolio Quality Risk

The Funds may invest in municipal bonds that are rated in the lowest investment grade. Even though such securities are generally considered investment grade securities, they are considered to have speculative characteristics. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities.

Additional Risk Factors relating to the One Group Tax-Free Bond Fund may be found in Appendix H.

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Distinct Risks and Investment Restrictions of JPMorgan Tax Free Income Fund and One Group Tax-Free Bond Fund

Foreign Securities Risk

JPMorgan Tax Free Income Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk than securities backed by U.S. institutions because of political or economic instability, the imposition of government controls or regulations that do not match U.S. standards.

Non-Diversification Risk

JPMorgan Tax Free Income Fund is a "non-diversified" fund. This means that the Fund may invest a more significant portion of its assets in the securities of a single issuer than can a "diversified" fund. Non-diversification increases the risk of loss to the Fund if an issuer fails to make interest or principal payments or if the market value of a security declines.

Investment Restrictions

In addition to the restrictions described above, each Fund has adopted certain fundamental and non-fundamental investment restrictions.

JPMorgan Tax Free Income Fund is non-diversified while One Group Tax-Free Bond Fund is diversified for purposes of the 1940 Act.

As a matter of fundamental policy, the JPMorgan Tax Free Income Fund, notwithstanding any other investment policy or restriction, may seek to achieve its investment objective by investing all of its investable assets in another investment company having substantially the same investment objective and policies as the Fund. Investment in other investment companies may result in greater fund expenses because the investing fund indirectly bears the management and other fees of the other fund. One Group Tax-Free Bond Fund may only purchase securities of other investment companies as permitted by the 1940 Act and rules thereunder (also, this is a fundamental investment restriction for the One Group Tax-Free Bond Fund, whereas it is a non-fundamental investment restriction for JPMorgan Tax Free Income Fund) and has as a non-fundamental investment restriction that it may not acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

One Group Tax-Free Bond Fund also has a fundamental investment restriction that it will not invest in any issuer for purposes of exercising control or management. In addition, the Fund has as a fundamental restriction a requirement that it will invest, under normal circumstances, at least 80% of its net assets in municipal bonds, the income from which is exempt from federal income tax. It also may not purchase securities on margin or sell securities short except, for use of short-term credit necessary for clearance of purchases of portfolio securities (JPMorgan Tax Free Income Fund has a similar non-fundamental investment restriction). One Group Tax-Free Bond Fund also imposes as a fundamental investment restriction that it will not purchase participations or other direct or indirect interests in oil, gas or mineral exploration or development programs (JPMorgan Tax Free Income Fund has a similar non-fundamental investment restriction).

JPMorgan Tax Free Income Fund, as a non-fundamental investment restriction, may, in order to permit the sale of its shares in certain states, make commitments more restrictive than the investment policies and limitations described in its prospectus and SAI. Should the Fund determine that any such commitment is no longer in its best interests, it will revoke the commitment by terminating sales of its shares in the state involved. JPMorgan Tax-Free Income Fund also has a non-fundamental investment restriction that it will not write, purchase or sell any put or call option or any combination thereof, provided that this shall not prevent (i) the writing, purchasing or selling of puts, calls or combinations thereof with respect to portfolio securities or (ii) with respect to a Fund's permissible futures and options transactions, the writing, purchasing, ownership, holding or selling of futures and options positions or of puts, calls or combinations thereof. It also has a non-fundamental investment restriction that it may not, with respect to 50% of its assets, hold more than 10% of the outstanding voting securities of any issuer. The One Group Tax-Free Bond Fund does not have a similar non-fundamental investment restriction.

Proposed Changes to Fundamental Investment Policies and Restrictions of One Group Tax-Free Bond Fund

One Group Tax-Free Bond Fund's shareholders will vote on changes to three fundamental investment restrictions and policies related to borrowing; commodities; and investing for control at a shareholder meeting scheduled to be held on January 20, 2005.

The proposed changes in One Group Tax-Free Bond Fund's fundamental investment restrictions and policies are intended to modify the current restrictions and policies on borrowing, commodities and investing for control in order to make them simpler and more flexible. The proposed changes would also provide BOIA greater

43

flexibility in managing the portfolio of the Fund. Although the proposed changes will allow BOIA greater flexibility to respond to future investment opportunities, it does not intend to alter the way it manages the Fund.

JPMorgan Equity Income Fund and One Group Equity Income Fund

Investment Objectives

The investment objective of the Funds are similar.

The investment objective of JPMorgan Equity Income Fund is to invest in securities that provide both capital appreciation and current income. The investment objective of JPMorgan Equity Income Fund may be changed without shareholder approval. The investment objective of One Group Equity Income Fund is to seek current income through regular payment of dividends with the secondary goal of achieving capital appreciation by investing primarily in equity securities.

Primary Investment Strategies

The primary investment strategies of the Funds are similar.

Both Funds invest at least 80% of their net assets in equity securities with the goal of providing both capital appreciation and dividends for current income.

JPMorgan Equity Income Fund pursues its investment objective by using an active equity management style which focuses on both earnings stability and value within the universe of primarily income-oriented stocks. Under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus the amount of borrowings for investment purposes in equity securities. Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants and rights to buy common stocks. The Fund may invest in shares of exchange-traded funds, affiliated money market funds and other investment companies. The Fund may also invest in derivatives. The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. The Fund may also invest in "dollar-rolls," high-quality money market instruments and repurchase agreements.

One Group Equity Income Fund pursues current income through regular payment of dividends with the secondary goal of achieving capital appreciation by investing primarily in equity securities. The Fund attempts to keep its dividend yield above the S&P 500 Index by investing in common stock of corporations that regularly pay dividends, as well as stocks with favorable long-term fundamental characteristics. As part of its main investment strategy, the Fund may invest in convertible bonds and equity REITs. Because yield is the main consideration in selecting securities, the Fund may purchase stocks of companies that are out of favor in the financial community, and therefore, are selling below what the Fund's adviser, BOIA, believes to be their long-term investment value. Under normal circumstances, at least 80% of the Fund's assets will be invested in the equity securities of corporations that regularly pay dividends, including common stocks and debt securities and preferred stock convertible to common stock. A portion of the Fund's assets may be held in cash equivalents.

Risk Factors

Because the Funds have investment objectives and techniques that are similar, many of the risks of investing in JPMorgan Equity Income Fund are substantially the same as the risks of investing in One Group Equity Income Fund. You may lose money on your investment in either Fund. The value of each Fund's shares may go up or down, sometimes rapidly and unpredictably. Market conditions, financial conditions of issuers represented in the portfolio, investment strategies, portfolio management and other factors affect the volatility of each Fund's shares. Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency, and is not a deposit of JPMorgan Chase & Co. or any of its affiliates or any other bank. The following summarizes the principal risks of investing in the Funds:

Market Risk

The Funds invest in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk" meaning that stock prices in general (or in particular, the types of securities in which the Funds invest) may decline over short or extended periods of time.

Preferred Stock, Convertible Securities and Other Debt Securities Risk

The Funds may invest in preferred stock, convertible securities and other debt securities. Preferred stock is a class of stock that generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights. As with all equity

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securities, the price of preferred stock fluctuates based on changes in a company's financial condition and on overall market and economic conditions. The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Derivatives Risk

Each Fund may invest in derivatives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and the investment in the derivative security by the Funds may decline. Derivatives may be subject to market risk, interest rate risk and credit risk. Certain derivatives may be illiquid, which may reduce the return of a Fund if it cannot sell or terminate the derivative instrument at an advantageous time or price. Some derivatives may involve the risk of mispricing or improper valuation, or the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index. A Fund could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested.

Real Estate Securities and REIT Risk

The Funds' investments in real estate securities as a result of their investment in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property and interest rates. When economic growth is slowing, demand for property decreases and prices may fall. Rising interest rates, which drive up mortgage and financing costs, can affect the profitability and liquidity of properties in the real estate market. Property values may also decrease because of overbuilding, extended vacancies, increase in property taxes and operating expenses, zoning laws, environmental regulations, clean-up of and liability for environmental hazards, uninsured casualty or condemnation losses or a general decline in neighborhood values. The Funds' investments may decline in response to declines in property values or other adverse changes to the real estate market. The performance of the real estate securities in which the Funds invest is also largely dependent on the organization, skill and capital funding of the managers and operators of the underlying real estate.

In addition to the risks facing real estate securities, the Funds' investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through treatment of income, or its failure to maintain exemption from registration under the Investment Company Act of 1940.

Additional Risk Factors relating to the One Group Equity Income Fund may be found in Appendix H.

Distinct Risks and Investment Restrictions of the JPMorgan Equity Income Fund and One Group Equity Income Fund

Investment Company Securities and ETFs Risk

JPMorgan Equity Income Fund may invest in shares of ETFs, affiliated money market funds and other investment companies. If the Fund makes such investments, shareholders would bear not only their proportionate share of the Fund's expenses, but also similar expenses of the investee fund. The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss.

Mortgage-Backed and Asset-Backed Securities and U.S. Government Agency Securities Risk

The JPMorgan Equity Income Fund may invest in asset-backed and mortgage-backed securities. Mortgage-backed and asset-backed securities are subject to credit, interest rate, market and prepayment risks. The issuers of mortgage-backed securities may be able to repay principal early, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage-backed securities. When mortgages are prepaid, the Funds may have to reinvest in securities with a lower yield. The Funds also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Indebtedness of certain issuers identified with the U.S. government whose securities may be held by the Fund, including the well-known Fannie Mae and Freddie Mac, is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers.

Collateralized mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in

45

receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of nonpayment.

The values of interest-only and principal-only mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

Yield Emphasis Risk

Because of One Group Equity Income Fund's emphasis on yield, the Fund may purchase stocks of companies that are out of favor with the financial community. These stocks may have less of a chance for capital appreciation than securities of companies that are considered to be more attractive investments. In addition, there can be no assurance that a company will continue to pay dividends.

Investment Restrictions

In addition to the restrictions described above, each Fund has adopted certain fundamental and non-fundamental investment restrictions.

JPMorgan Equity Income Fund, as part of its fundamental policy, may seek to achieve its investment objective by investing all of its investable assets in another investment company having substantially the same investment objective and policies as the Fund. Investment in other investment companies may result in greater fund expenses because the investing fund indirectly bears the management and other fees of the other fund. The One Group Equity Income Fund does not have a similar fundamental policy.

JPMorgan Equity Income Fund may, as part of its non-fundamental investment restrictions, in order to permit sales in certain states make commitments more restrictive than the investment policies and limitations described in the prospectus and SAI. Should the Fund determine that any such commitment is no longer in its best interests, it will revoke the commitment by terminating sales of its shares in the state involved. The One Group Equity Income Fund does not have a similar non-fundamental investment restriction.

Proposed Changes to Fundamental Investment Policies and/or Restrictions of One Group Equity Income Fund

One Group Equity Income Fund's shareholders will vote on changes to three fundamental investment restrictions and policies related to borrowing; commodities; and investing for control at a shareholder meeting scheduled to be held on January 20, 2005.

The proposed changes in One Group Equity Income Fund's fundamental investment restrictions and policies are intended to modify the current restrictions and policies on borrowing, commodities and investing for control in order to make them simpler and more flexible. The proposed changes would also provide BOIA greater flexibility in managing the portfolio of the Fund. Although the proposed changes will allow BOIA greater flexibility to respond to future investment opportunities, it does not intend to alter the way it manages the Fund.

JPMorgan Equity Growth Fund and One Group Large Cap Growth Fund

Investment Objectives

The investment objective of the Funds are similar.

The investment objective of JPMorgan Equity Growth Fund is to provide capital appreciation, with the secondary objective of producing current income. The investment objective of JPMorgan Equity Growth Fund may be changed without shareholder approval. The investment objective of One Group Large Cap Growth Fund is to provide long-term capital appreciation and growth of income by investing primarily in equity securities.

Primary Investment Strategies

The principal investments and strategies of each Fund are similar. Under normal circumstances, both Funds invest at least 80% of their respective assets in equity securities with the goal of providing capital appreciation.

JPMorgan Equity Growth Fund pursues its investment objective by using an active equity management style which focuses on strong earnings momentum and profitability within the universe of growth-oriented stocks. Under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus the amount of borrowings for investment purposes in equity securities. The Fund may invest in securities of small-, mid- and large capitalization companies. Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants and rights to buy common stocks. The Fund may invest in shares of exchange-traded funds, affiliated money market funds and other investment companies. The Fund may also invest in derivatives. The Fund may invest in mortgage-related securities issued

46

by governmental entities and private issuers. The Fund may also invest in "dollar-rolls," high-quality money market instruments and repurchase agreements.

One Group Large Cap Growth Fund pursues long-term capital appreciation and growth of income by investing primarily in equity securities. The Fund invests mainly in equity securities of large, well-established companies, including common stocks, and debt securities and preferred stocks which are convertible to common stocks. Large companies are defined as companies with market capitalizations in excess of $4 billion at the time of investment. Typically, the Fund invests in companies with a history of above-average growth or companies expected to enter periods of above-average growth. Under normal circumstances, at least 80% of the Fund's assets will be invested in the equity securities of large, well-established companies.

Risk Factors

Because the Funds have investment objectives and strategies that are similar, many of the risks of investing in JPMorgan Equity Growth Fund are substantially the same as the risks of investing in One Group Large Cap Growth Fund. You may lose money on your investment in either Fund. The value of each Fund's shares may go up or down, sometimes rapidly and unpredictably. Market conditions, financial conditions of issuers represented in the portfolio, investment strategies, portfolio management, and other factors affect the volatility of each Fund's shares. An investment in either Fund is not insured or guaranteed by the Federal Deposit Insurance Company, the Federal Reserve Board or any other government agency, and is not a deposit of JPMorgan Chase & Co. or any of its affiliates or any other bank. The following summarizes the principal risks of investing in the Funds:

Market Risk

The Funds invest in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk" meaning that stock prices in general (or in particular, the types of securities in which the Funds invest) may decline over short or extended periods of time.

Growth Investing Risk

Each Fund invests in growth stocks. The price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of growth stocks is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by Banc One Investment Advisors regardless of movements in the securities markets.

Preferred Stock, Convertible Securities and Other Debt Securities Risk

The Funds may invest in preferred stock, convertible securities and other debt securities. Preferred stock is a class of stock that generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights. As with all equity securities, the price of preferred stock fluctuates based on changes in a company's financial condition and on overall market and economic conditions. The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Derivatives Risk

Each Fund may invest in derivatives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and the investment in derivative by the Funds may decline. Derivatives may be subject to market risk, interest rate risk and credit risk. Certain derivatives may be illiquid, which may reduce the return of a Fund if it cannot sell or terminate the derivative instrument at an advantageous time or price. Some derivatives may involve the risk of mispricing or improper valuation, or the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index. A Fund could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested.

Additional Risk Factors Relating to the One Group Large Cap Growth Fund may be found in Appendix H.

Distinct Risks and Investment Restrictions of JPMorgan Equity Growth Fund and One Group Large Cap Growth Fund

Small- and Mid-Capitalization Companies Risk

JPMorgan Equity Growth Fund may invest in small- and mid-capitalization companies. The securities of small- and mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Small-

47

and mid-capitalization companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

Mortgage-Backed and Asset-Backed Securities Risk

JPMorgan Equity Growth Fund may invest in asset-backed and mortgage-backed securities. Mortgage-backed and asset-backed securities are subject to credit, interest rate, market and prepayment risks. The issuers of mortgage-backed securities may be able to repay principal early, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage-backed securities. When mortgages are prepaid, the Funds may have to reinvest in securities with a lower yield. The Funds also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Investment Company Securities and ETFs

The JPMorgan Equity Growth Fund may invest in shares of ETFs, affiliated money market funds and other investment companies. If the Fund makes such investments, shareholders would bear not only their proportionate share of the Fund's expenses, but also similar expenses of the investment company. The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss.

Investment Restrictions

In addition to the restrictions described above, each Fund has adopted certain fundamental and non-fundamental investment restrictions.

JPMorgan Equity Growth Fund, as part of its fundamental investment policy, may seek to achieve its investment objective by investing all of its investable assets in another investment company having substantially the same investment objective and policies as the Fund. Investment in other investment companies may result in greater fund expenses because the investing fund indirectly bears the management and other fees of the other fund. The One Group Large Cap Growth Fund does not have a similar investment policy.

JPMorgan Equity Growth Fund may, as part of its non-fundamental investment restrictions, in order to permit sales in certain states, make commitments more restrictive than the investment policies and limitations described in the prospectus and SAI. Should the Fund determine that any such commitment is no longer in its best interests, it will revoke the commitment by terminating sales of its shares in the state involved. The One Group Large Cap Growth Fund does not have a similar non-fundamental investment restriction.

Proposed Changes to Fundamental Investment Policies and/or Restrictions of One Group Large Cap Growth Fund

One Group Large Cap Growth Fund's shareholders will vote on changes to three fundamental investment restrictions and policies related to borrowing; commodities; and investing for control at a shareholder meeting scheduled to be held on January 20, 2005.

The proposed changes in One Group Large Cap Growth Fund's fundamental investment restrictions and policies are intended to modify the current restrictions and policies on borrowing, commodities and investing for control in order to make them simpler and more flexible. The proposed changes would also provide BOIA greater flexibility in managing the portfolio of the Fund. Although the proposed changes will allow BOIA greater flexibility to respond to future investment opportunities, it does not intend to alter the way it manages the Fund.

JPMorgan Small Cap Growth Fund, JPMorgan U.S. Small Company Opportunities Fund and One Group Small Cap Growth Fund

Investment Objectives

The investment objective of each Fund is similar.

The investment objective of JPMorgan Small Cap Growth Fund is to seek growth from capital appreciation. The investment objective of JPMorgan U.S. Small Company Opportunities Fund is to seek to provide long-term growth from a portfolio of small company growth stocks. The investment objective of each of JPMorgan Small Cap Growth Fund and JPMorgan U.S. Small Company Opportunities Fund may be changed without shareholder approval. The investment objective of One Group Small Cap Growth Fund is to seek long-term capital growth primarily by investing in a portfolio of equity securities of small-capitalization and emerging growth companies.

Primary Investment Strategies

The primary investment strategies of each Fund are similar.

Each Fund has as a non-fundamental policy a requirement to invest at least 80% of their respective assets in equity securities of small-capitalization companies. For each of JPMorgan Small Cap Growth Fund and One Group Small Cap Growth Fund, each Fund may invest in U.S. or non-U.S. small-capitalization companies for

48

purposes of its non-fundamental policy. JPMorgan U.S. Small Company Opportunities Fund invests at least 80% of its net assets in small-capitalization U.S. companies. Other common investment strategies include investments in preferred stock, convertible securities and derivatives.

While each Fund invests primarily in the equity securities of small-capitalization companies, the Funds define "small-capitalization" to include different asset ranges: each of JPMorgan Small Cap Growth Fund and JPMorgan U.S. Small Company Opportunities Fund define small-capitalization companies as companies with market capitalizations of not more than $2.5 billion at the time of purchase and One Group Small Cap Growth Fund defines small-capitalization companies as companies with market capitalizations ranging from $100 million to $3 billion at the time of investment. JPMorgan Small Cap Growth Fund may invest in mortgage-related securities. One Group Small Cap Growth Fund may invest up to 25% of its net assets in foreign securities, and may also invest up to 20% of its net assets in U.S. government securities, other investment grade fixed income securities and cash and cash equivalents.

Risk Factors

Because the Funds have investment objectives and primary investment strategies that are similar, many of the risks of investing in JPMorgan Small Cap Growth Fund and JPMorgan U.S. Small Company Opportunities Fund are substantially the same as the risks of investing in One Group Small Cap Growth Fund. You may lose money on your investment in either Fund. The value of each Fund's shares may go up or down, sometimes rapidly and unpredictably. Market conditions, financial conditions of issuers represented in the portfolio, investment strategies, portfolio management and other factors affect the volatility of each Fund's shares. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency, and is not a deposit of JPMorgan Chase & Co. or any of its affiliates or any other bank. The following summarizes the principal risks of investing in the Funds.

Growth Investing Risk

The price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of growth stocks is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated regardless of movement in the securities markets.

Smaller Company Security Risk

Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Securities of smaller companies tend to be less liquid than securities of larger companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of an investment in the Funds.

Market Risk

The Funds invest in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk" meaning that stock prices in general (or in particular, the types of securities in which the Funds invest) may decline over short or extended periods of time.

Derivatives Risk

Each Fund may invest in derivatives. The value of derivative securities is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and the investment in derivative by the Funds may decline. Derivatives may be subject to market risk, interest rate risk and credit risk. Certain derivatives may be illiquid, which may reduce the return of a Fund if it cannot sell or terminate the derivative instrument at an advantageous time or price. Some derivatives may involve the risk of mispricing or improper valuation, or the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index. A Fund could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested.

Additional Risk Factors relating to the One Group Small Cap Growth Fund may be found in Appendix H.

Distinct Risks and Investment Restrictions of the JPMorgan Small Cap Growth Fund, the JPMorgan U.S. Small Company Opportunities Fund and One Group Small Cap Growth Fund

Foreign Securities Risk

One Group Small Cap Growth Fund may invest up to 25% of its net assets in foreign securities, including American Depositary Receipts. The JPMorgan Small Cap Growth Fund may also invest in foreign securities.

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Investments in securities of foreign issuers and in obligations of foreign branches of domestic banks involve somewhat different investment risks from those affecting securities of U.S. domestic issuers. There may be limited publicly available information with respect to foreign issuers, and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to domestic companies. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on foreign investments as compared to dividends and interest paid by domestic companies. The value of the Fund's investments in foreign securities may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations in those foreign countries.

Mortgage-Related Securities Risk

The JPMorgan Small Cap Growth Fund may invest in mortgage-backed securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage-backed securities. When mortgages and other obligations are prepaid and when securities are called, the Funds may have to reinvest in securities with a lower yield. The Funds also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Investment Restrictions

In addition to the restrictions described above, each Fund has adopted certain fundamental and non-fundamental investment restrictions.

No Significant Differences.

There are no significant differences between the investment restrictions of JPMorgan Small Cap Growth Fund, JPMorgan U.S. Small Company Opportunities Fund and One Group Small Cap Growth Fund.

Proposed Changes to Fundamental Investment Policies and/or Restrictions of One Group Small Cap Growth Fund

One Group Small Cap Growth Fund's shareholders will vote on changes to three fundamental investment restrictions and policies related to borrowing; commodities; and investing for control at a shareholder meeting scheduled to be held on January 20, 2005.

The proposed changes in One Group Small Cap Growth Fund's fundamental investment restrictions and policies are intended to modify the current restrictions and policies on borrowing, commodities and investing for control in order to make them simpler and more flexible. The proposed changes would also provide BOIA greater flexibility in managing the portfolio of the Fund. Although the proposed changes will allow BOIA greater flexibility to respond to future investment opportunities, it does not intend to alter the way it manages the Fund.

INFORMATION ABOUT THE REORGANIZATIONS

The Reorganization Agreements

The following summary of each Reorganization Agreement is qualified in its entirety by reference to the form of Reorganization Agreement attached to this Proxy Statement/Prospectus as Appendix B. Each Reorganization Agreement provides that the One Group Fund will acquire all of the assets, subject to all of the liabilities, of the JPMorgan Fund in exchange for shares of the corresponding One Group Fund. Subject to the satisfaction of the conditions described below, the transactions are scheduled to occur after the close of business on February 18, 2005, or on a later date as the parties may agree ("Closing Date"). The net asset value per share of each of the JPMorgan Funds and the net asset value per share of each of the One Group Funds will be determined by dividing each Fund's assets, less liabilities, by the total number of its outstanding shares on a class by class basis. The method of valuation employed will be in accordance with the procedures described in the current prospectuses as set forth in the Reorganization Agreement, which is consistent with Rule 22c-1 under the 1940 Act and with the interpretations of such rule by the SEC.

The number of full and fractional shares of the corresponding One Group Funds you will receive in the Reorganization will be equal in aggregate net asset value to the aggregate net asset value of your shares of the JPMorgan Funds as of the close of regularly scheduled trading on the New York Stock Exchange ("NYSE") on the Closing Date. As promptly as practicable after the Closing Date, the JPMorgan Funds will liquidate and distribute pro rata to their shareholders of record as of the close of regularly scheduled trading on the NYSE on the Closing Date the shares of the corresponding One Group Funds received by the JPMorgan Funds in the Reorganization. The liquidation and distribution with respect to each class of each of the JPMorgan Funds shares will be accomplished by the transfer of the corresponding One Group Fund shares then credited to the account of the JPMorgan Funds on the books of the One Group Funds to open accounts on the share records of the One

50

Group Funds in the names of the JPMorgan Funds' shareholders. The aggregate net asset value of Class A, Class B, Class C, Class I (to be renamed Select Class), and Institutional Class One Group Fund shares to be credited to Class A, Class B, Class C, Select Class, and Institutional Class JPMorgan Fund shareholders, respectively, will, with respect to each class, be equal to the aggregate net asset value of the shares of beneficial interest of the JPMorgan Funds of the corresponding class owned by JPMorgan Fund shareholders on the Closing Date. All issued and outstanding shares of the JPMorgan Funds will simultaneously be canceled on the books of the JPMorgan Funds, although share certificates representing interests in Class A, Class B, Class C, Select Class and Institutional Class shares of the JPMorgan Funds will represent a number of shares of the corresponding class of One Group Fund shares after the Closing Date. One Group Funds will not issue certificates representing the Class A, Class B, Class C, Class I (to be renamed Select Class) and Institutional Class One Group Fund shares issued in connection with such exchange.

After such distribution, each of the JPMorgan Funds will take all necessary steps under Massachusetts law or Maryland law, as applicable, its respective charter and any other applicable law to effect a complete termination of the JPMorgan Funds.

The Board has determined, with respect to each of the JPMorgan Funds, and the Board of Trustees of the One Group Funds (the "One Group Funds Board") has determined, with respect to each of the One Group Funds, that the interests of shareholders of each of those Funds will not be diluted as a result of a Reorganization and that participation in the Reorganization is in the best interests of each of those Funds. BOIA and JPMIM will bear the expenses of the Reorganizations, including the cost of a proxy soliciting agent that has been retained, but excluding brokerage fees and brokerage expenses incurred in connection with each Reorganization.

Each Reorganization Agreement may be terminated and a Reorganization abandoned at any time prior to the consummation of a Reorganization, before or after approval by the shareholders of the JPMorgan Funds, if circumstances should develop that, in the Board's opinion or in the opinion of the One Group Funds Board, make proceeding with a Reorganization inadvisable. Each Reorganization Agreement provides that the JPMorgan Funds and One Group Funds may waive compliance with any of the covenants or conditions made therein for the benefit of either Fund, other than the requirements that: (i) a Reorganization Agreement be approved by shareholders of the JPMorgan Fund; and (ii) each JPMorgan Fund and One Group Fund receives the opinion of Dechert LLP that the transaction contemplated by a Reorganization Agreement will constitute a tax-free reorganization for Federal income tax purposes.

Approval of each Reorganization Agreement will require the affirmative vote of a majority of the shares of the JPMorgan Fund with all classes voting together and not by class as described below. See "VOTING INFORMATION" below.

Shareholders of record of a JPMorgan Fund as of the Closing Date will receive shares of the corresponding One Group Fund in accordance with the procedures provided for in the Reorganization Agreements, as described above. Each such share will be fully paid and non-assessable when issued and will have no pre-emptive or conversion rights (other than with respect to Class B shares).

Description of One Group Funds' Shares

Full and fractional shares of the respective class of shares of beneficial interest of each of the One Group Funds will be issued to the corresponding JPMorgan Fund's shareholders in accordance with the procedures detailed in each Reorganization Agreement. One Group Funds will not issue share certificates. The shares of the One Group Funds to be issued to JPMorgan Fund shareholders and recorded on the shareholder records of the transfer agent will have no pre-emptive or conversion rights, except for Class B shares, as more fully described below in "How to Do Business with the Funds" attached as Appendix C to this Proxy Statement/Prospectus.

Reasons For the Reorganizations and Board Considerations

As noted above, the Reorganizations are among a series of initiatives that the Board of Trustees of One Group Mutual Funds and the Boards of the JPMorgan Funds approved following the merger of Bank One Corporation, the former corporate parent of BOIA, OGA and the Distributor, into JPMorgan Chase & Co., the corporate parent of JPMIM and JPMorgan Chase Bank.

On August 12, 2004, the Board of Trustees of One Group Mutual Funds, and on August 19, 2004, the Boards of the JPMorgan Funds, approved a series of initiatives that are designed to: (i) integrate the operations of the two fund complexes; (ii) streamline the operations and product offerings of the two fund complexes; and (iii) take advantage of potential economies of scale. The integration of the two fund complexes will include, among other things, (i) adopting a common fee structure; (ii) eliminating overlapping or duplicative Funds; (iii) redomiciling each fund complex to a single jurisdiction and adopting a single form of declaration of trust;

51

(iv) electing a single board of trustees and appointing common senior officers; (v) proposing certain changes to fundamental investment restrictions and policies of some of the JPMorgan Funds and all of the One Group Funds; (vi) engaging a common set of service providers; and (vii) conforming redemption fee practices.

The proposed Reorganizations were presented to the Board of Trustees of One Group Mutual Funds and the Boards of the JPMorgan Funds for consideration at board meetings held in June and July 2004, and were approved at meetings held on August 12, 2004, and August 19, 2004, respectively. Following presentations by BOIA and JPMIM, as appropriate, the Board of Trustees of One Group Mutual Funds and the Boards of the JPMorgan Funds, including all of the Trustees/Directors who are not "interested persons" (as defined in Section 2(a)(19) of the 1940 Act) of the Funds, determined, with respect to the Funds overseen by that Board, that (1) the investment objectives, investment policies, investment strategies and investment restrictions of the Funds subject to each proposed Reorganization were compatible, (2) each of the proposed Reorganizations would be in the best interests of each Fund that the respective Board oversees, and (3) each of the proposed Reorganizations would not result in the dilution of the interests of such Funds or their shareholders.

In recommending the Reorganizations, the Boards considered a number of factors, including the following:

•  the benefits (described in this section) that are expected to be derived from the completion of the integration of the two fund complexes;

•  the plans of management to eliminate overlapping or duplicative product offerings among the One Group Funds and the JPMorgan Funds as part of the overall integration initiatives in order to lessen the potential for investor confusion;

•  the compatibility of the investment objectives, strategies, policies and restrictions of the acquired funds in the Reorganizations with those of the acquiring funds;

•  the investment performance of the acquiring funds as compared to that of the acquired funds;

•  the nature, extent, and quality of the services to be provided by the service providers to the acquiring funds and the fact that the nature, extent and quality of such services are expected to be at the same or higher level of that of the current service providers to the acquired funds;

•  the relative size of the acquiring and acquired funds;

•  the expense ratios of the funds and information as to the specific fees and expenses of each acquiring fund and each acquired fund, including management's commitments to maintain the net expense level for each acquired fund as low as the net expense level currently in effect, if not lower;

•  the potential impact of BOIA's settlement with the SEC and NYAG, and related private litigation against BOIA, the incumbent Trustees of One Group Mutual Funds and various affiliates of BOIA;

•  the Reorganizations will not dilute the interests of current shareholders of the acquiring funds or acquired funds;

•  the Federal tax consequences of each Reorganization to the acquired funds and their shareholders, including that each Reorganization has been structured as a Federal tax-free transaction;

•  any benefits that may be derived by BOIA and JPMIM and their affiliates from various relationships with the acquired funds or acquiring funds; and

•  the shareholders of the affected funds would not be required to bear fees and expenses associated with the Reorganizations.

The Board of Trustees of One Group Mutual Funds and the Boards of the JPMorgan Funds considered the potential consequences to shareholders of the Funds from the overall integration initiatives and from each of the specific Reorganization.

Significantly in this respect, BOIA, JPMIM, OGA and the Distributor have contractually agreed to waive fees or reduce their fees or reimburse the expenses of each class of shares of One Group Mutual Funds and the JPMorgan Funds, as needed, in order to assure that, for the acquired funds in the Reorganizations, the net expense level for the Funds is at least as low as the net expense level currently in effect, if not lower. Gross expense levels (i.e., expenses before waivers or reimbursements) for certain classes of certain Funds may increase and in other instances, gross expense levels may decrease as a result of these changes. These contractual fee waivers or reductions and expense reimbursements will continue in effect through at least each Fund's fiscal year ending after February 18, 2006.

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Additionally, by eliminating overlapping or duplicative fund offerings and streamlining fund operations, the Reorganizations and other integration initiatives may enhance growth prospects for the Funds by facilitating the development of an expanded Fund distribution system. Similarly, shareholders may benefit from the Reorganizations through the combined Funds having a larger asset base, which may provide greater investment opportunities for the Funds and the ability to take larger portfolio positions and operate more efficiently. However, there can be no assurance that the combined Funds will produce more efficient operations or that economies of scale will be realized.

The Boards also noted favorably that the Reorganizations would be structured as Federal tax-free transactions. For purposes of Federal tax consequences to the Funds and their shareholders, there would be no significant adverse tax consequences for affected shareholders, and BOIA and JPMIM, rather than the Funds, would bear the costs and expenses of the Reorganizations, except for brokerage fees and expenses, which would be borne by the Funds.

THE TRUSTEES OF THE JPMORGAN FUNDS RECOMMEND THAT SHAREHOLDERS APPROVE THE REORGANIZATIONS WITH THE ONE GROUP FUNDS.

Federal Income Tax Consequences

The Reorganizations are intended to qualify for Federal income tax purposes as tax-free reorganizations described in Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"), with no gain or loss recognized as a consequence of the Reorganizations by the One Group Funds, the JPMorgan Funds (except for "Section 1256 contracts") or the shareholders of the JPMorgan Funds. In addition, under such a tax-free reorganization, a shareholder's aggregate tax basis for shares held in the JPMorgan Funds will carryover to the shares of the One Group Funds acquired in the Reorganization, and the holding period for shares held as a capital asset will also carryover to the acquired shares. As a condition to the closing of each Reorganization, the JPMorgan Funds and the One Group Funds will receive a legal opinion from Dechert LLP to the effect that the Reorganization will qualify as a tax-free reorganization with the foregoing tax consequences. That opinion will be based upon certain representations and warranties made by the JPMorgan Funds and the One Group Funds and certifications received from each of the Funds.

Immediately prior to a Reorganization, each of the JPMorgan Funds will pay a dividend or dividends which, together with all previous dividends, will have the effect of distributing to its shareholders all of the JPMorgan Fund's investment company taxable income for taxable years ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gain, if any, realized in taxable years ending on or prior to the Closing Date (after reduction for any available capital loss carryover). Such dividends will be included in the taxable income of the JPMorgan Funds' shareholders.

Capital loss carryovers and unrealized losses can reduce a fund's future taxable gains and thus reduce the taxable amount distributed to Fund shareholders. A Reorganization may result in certain annual limitations on the use of capital loss carryovers and unrealized capital losses of certain JPMorgan Funds, as discussed below. Due to such limitations, the corresponding One Group Fund may not be able to use the capital losses as quickly as the JPMorgan Fund might have been able to use the losses if a Reorganization had not occurred. Because capital losses of a Fund generally may only be carried forward for eight years, some capital losses may expire unused and therefore be forfeited. In certain circumstances, the annual limitation could be increased by the realization of unrealized gains at the time of a Reorganization ("built-in gains").

Furthermore, due to the operation of the tax loss limitation rules, the combined fund may have pre-merger gains that cannot be offset by its available capital loss carry forwards.

Based on June 30, 2004 data, the Reorganizations are expected to result in loss limitations and loss forfeitures as described below. However, since the Reorganizations are not expected to close until February 2005, these limitations and any potential forfeitures may change significantly between now and the completion of the Reorganization. Further, a Fund's ability to use a loss (even in the absence of a Reorganization) depends on factors other than the loss limitations, such as future realization of capital gains or losses.

As a result of the Reorganization of JPMorgan Equity Income Fund into One Group Equity Income Fund, the use of JPMorgan Equity Income's losses is expected to be restricted. As of June 30, 2004, the JPMorgan Equity Income Fund had approximately $17 million in capital loss carryovers. After the Reorganization, One Group Equity Income Fund would be limited to using approximately $2.7 million of those losses annually. However, JPMorgan Equity Income Fund also had in excess of $10 million in built-in gains, which, if realized, could result in an increase in the annual limitation. The Reorganization is not expected to result in any forfeitures of capital loss carryovers.

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After the Reorganization of JPMorgan Equity Growth Fund into One Group Large Cap Growth Fund, the use of JPMorgan Equity Growth Fund's losses would be restricted based on the June 30, 2004 data. As of June 30, 2004, JPMorgan Equity Growth Fund had approximately $57 million in capital loss carryovers. The use of such losses would be restricted to approximately $2.9 million annually. Therefore, the Reorganization would result in the potential forfeiture of approximately $31 million of capital losses by JPMorgan Equity Growth Fund if such losses expire without being used. However, One Group Large Cap Growth Fund has significant capital loss carryovers, which One Group Large Cap Growth Fund would be able to use after the Reorganization. In addition, there is no assurance that JPMorgan Equity Growth Fund would be able to use its capital loss carryovers in the absence of the Reorganization since that would depend upon the realization of gains prior to the expiration of such losses.

Based on the June 30, 2004 data, the Reorganization of JPMorgan Small Cap Growth Fund, JPMorgan U.S. Small Company Opportunities Fund, and One Group Small Cap Growth Fund would result in restrictions on the use of JPMorgan Small Cap Growth Fund's and JPMorgan U.S. Small Company Opportunities Fund's losses. JPMorgan Small Cap Growth Fund's loss carryovers of approximately $1 million would be limited to approximately $222,000 annually, and JPMorgan U.S. Small Company Opportunities Fund's losses of approximately $157 million would be limited to approximately $438,000 annually. Therefore, JPMorgan U.S. Small Company Opportunities Fund will forfeit approximately $153 million of capital loss carryovers as a result of the Reorganization. Due to JPMorgan U.S. Small Company Opportunities Fund's small size relative to these loss carryovers, it is unlikely that JPMorgan U.S. Small Company Opportunities Fund would be able to use a substantial amount of these loss carryovers prior to their expiration, even if the Reorganization did not occur.

You should consult your tax advisor regarding the effect, if any, of a proposed Reorganization in light of your individual circumstances. Since the foregoing discussion only relates to the Federal income tax consequences of a Reorganization, you should also consult your tax advisor as to state and other local tax consequences, if any, of a Reorganization.

INFORMATION ABOUT MANAGEMENT OF THE ONE GROUP FUNDS

The Advisor

Banc One Investment Advisors Corporation (BOIA) 1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211 makes the day-to-day investment decisions for the One Group Funds and continuously reviews, supervises and administers the One Group Funds' investment program. BOIA performs its responsibilities subject to the supervision of, and policies established by, the Board of Trustees of One Group Mutual Funds. BOIA serves as investment advisor to other mutual funds and individual corporate, charitable and retirement accounts. As of June 30, 2004, BOIA managed over $182 billion in assets. BOIA is an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. The distributor and administrator of the One Group Funds are also subsidiaries of JPMorgan Chase & Co.

During the fiscal year ended June 30, 2004, the following advisory fees were paid to BOIA at an annual rate as a percentage of each One Group Fund's average daily net assets:

One Group Bond Fund	0.39	%*
One Group Government Bond Fund	0.38	%*
One Group Tax-Free Bond Fund	0.40	%*
One Group Equity Income Fund	0.72	%*
One Group Large Cap Growth Fund	0.71	%*
One Group Small Cap Growth Fund	0.74	%*

*  Effective February 19, 2005, the advisory fee to be paid to BOIA will be, as a percentage of each Fund's average daily net assets, 0.30% for One Group Bond Fund, 0.30% for One Group Government Bond Fund, 0.30% for One Group Tax-Free Bond Fund, 0.40% One Group Equity Income Fund, 0.50% for One Group Large Cap Growth Fund and 0.65% for One Group Small Cap Growth Fund.

Additional Compensation to Financial Intermediaries

Banc One Investment Advisors, the One Group Funds' Distributor, and from time to time, other affiliates of Banc One Investment Advisors, may, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries who sell shares of the One Group Mutual Funds. For this purpose, Financial Intermediaries include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase & Co. These additional cash payments are payments over and above the sales charges, 12b-1

54

fees and service fees which are disclosed elsewhere in this Proxy Statement/Prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the One Group Funds on a sales list, including a preferred or select sales list, or other sales programs. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to One Group Fund shareholders. Banc One Investment Advisors and the One Group Funds' Distributor may also pay cash compensation in the form of finders' fees that vary depending on the One Group Fund and the dollar amount of shares sold. In addition, the One Group Funds' Distributor may, on occasion, pay Financial Intermediaries the entire front-end sales charge applicable to the One Group Fund shares sold by the Financial Intermediary or an additional commission on the sale of One Group Fund shares subject to a CDSC.

Portfolio Managers

One Group Bond Fund

The One Group Bond Fund is managed by a team of portfolio managers and research analysts. The portfolio managers work together to establish general duration, sector and yield curve strategies for the Fund. Each team member makes recommendations about securites to be purchased and sold in the Fund. The research analysts provide individual security and sector recommendations regarding their area of focus. While the portfolio managers select and allocate individual securities in a manner designed to meet the investment objectives of the Fund.

One Group Government Bond Fund

The One Group Bond Fund managed by a team of portfolio managers and research analysts. The portfolio managers work together to establish general duration, sector and yield curve strategies for the Fund. Each team member makes recommendations about securites to be purchased and sold in the Fund. The research analysts provide individual security and sector recommendations regarding their area of focus. While the portfolio managers select and allocate individual securities in a manner designed to meet the investment objectives of the Fund.

One Group Tax-Free Bond Fund

One Group Tax-Free Bond Fund is managed by a team of portfolio managers and research analysts. The portfolio managers work together to establish general duration, sector and yield curve strategies for the Fund. Each team member makes recommendations about securities to be purchased and sold in the Fund. The research analysts provide individual security and sector recommendations regarding their area of focus, while the portfolio managers select and allocate individual securities in a manner designed to meet the investment objective of the Fund.

One Group Equity Income Fund

Jonathan Kendrew Llewelyn Simon and Clare Hart are the portfolio managers for One Group Equity Income Fund. Mr. Simon joined BOIA in July 2004. In addition to his position at BOIA, Mr. Simon is also a managing director of JPMIM and has worked with various of affiliates of JPMIM since 1980. He currently serves as portfolio manager of JPMorgan Mid Cap Value Fund and JPMorgan Growth & Income Fund and co-portfolio manager of JPMorgan Equity Income Fund. Ms. Hart joined BOIA in July 2004. In addition to her position at Banc One Investment Advisors, Ms. Hart is co-portfolio manager of the JPMorgan Equity Income Fund. She has worked for JPMIM or one of its affiliates since 1999. Prior to joining JPMIM, Ms. Hart was an equity research associate covering real estate investment trusts for Salomon Smith Barney.

One Group Large Cap Growth Fund

The Fund is managed by portfolio managers teamed with growth, blend or value style analysts. The teams meet regularly to discuss industry conditions and trends, individual stocks, the market and the economy. The research analysts provide in-depth industry analysis and recommendations, while portfolio managers determine strategy, industry weightings, Fund holdings and cash positions.

Marc Baylin and Giri Devulapally are the portfolio managers for One Group Large Cap Growth Fund. Mr. Baylin and Mr. Devulapally joined BOIA in July 2004. In addition to his position at BOIA, Mr. Baylin, CFA, is managing director of JPMIM and a portfolio manager in the JPMorgan U.S. Equity Group. Mr. Baylin has worked for JPMIM since 2002. Prior to joining JPMIM, he worked for T. Rowe Price for nine years, where he was both an analyst and a portfolio manager. In addition to his position at BOIA, Mr. Devulapally is a vice president of JPMIM and a portfolio manager in the JPMorgan U.S. Equity Group. Mr. Devulapally has worked

55

for JPMIM since 2003. Prior to joining JPMIM, he worked for T. Rowe Price for six years, where he was an analyst specializing in technology and telecommunications. He is also a CFA charter holder.

One Group Small Cap Growth Fund

Eytan Shapiro, CFA, is the portfolio manager for One Group Small Cap Growth Fund. Mr. Shapiro joined BOIA in July 2004. In addition to his position at BOIA, Mr. Shapiro is a vice president of JPMIM and a research analyst for the JPMIM Small Cap Team. Mr. Shapiro has worked for JPMIM or one of its affiliates since 1985. Prior to joining JPMIM, Mr. Shapiro worked as an investment analyst, where he was responsible for the UK building and construction sectors for Philips & Drew in London.

Fund Manager Compensation and Fund Holdings

Fixed Income portfolio managers and research analysts of BOIA are paid a competitive base salary based on their level of experience and external market comparisons to similar positions. To align their interests with those of shareholders, portfolio managers and research analysts also participate in an annual cash incentive compensation program that is tied directly to long-term relative investment performance. Relative investment performance is measured against a fund's benchmark and/or its Lipper peer group. In addition to any cash incentive award earned as described above, portfolio managers and research analysts are eligible to participate in a deferred compensation plan tied to long-term investment performance that provides up to 100% of the cash incentive award, which vests after three years. Portfolio managers and research analysts are also eligible to participate in the JPMorgan Chase & Co. restricted stock and options programs. Portfolio managers are encouraged to own shares of the funds they help manage. A list of fund holdings for each portfolio manager as of the end of the most recent calendar year end may be found in the SAI for the One Group Funds dated October 29, 2004.

The Equity Fund Managers and research analysts listed above participate in a highly competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes base salary, cash incentives, the value of stock awards, and, in some cases, mandatory deferred compensation. These elements reflect individual performance and the performance of the business as a whole. Each investment professional's performance is formally evaluated annually based on a variety of factors including the size and performance of the portfolios such professional manages. Individual contribution relative to client goals carries the highest impact. For example:

•  Portfolio manager compensation is primarily driven by meeting or exceeding clients' risk and return objectives, relative performance to competitors or competitive indices, and compliance with firm policies and regulatory requirements. Investment performance is generally more heavily weighted to the long-term.

•  Research analyst compensation is primarily driven by the accuracy of their forecasts and rankings with respect to the companies and/or sectors for which they have research responsibility.

Stock awards are granted as part of an employee's annual performance bonus and comprise from 0% to 35% of an investment professional's total award. As incentive compensation increases, the percentage of compensation awarded in restricted stock, stock appreciation awards, or stock options also increases. Certain investment professionals may also be subject to a mandatory deferral of a portion of their compensation into proprietary mutual funds based on long-term sustained investment performance. A list of fund holdings for each portfolio manager as of the end of the most recent calendar year end may be found in the Statement of Additional Information for the One Group Funds dated October 29, 2004.

Performance of The One Group Funds

The bar charts and tables that follow provide some indication of the risk of an investment in each One Group Fund by showing changes in the Funds' performance from year to year. The bar charts show each Fund's performance for each full calendar year since inception or over the past ten years. The tables show how each Fund's average annual total returns for different calendar periods over the life of the Fund compares to those of certain broad based securities market indices and other selected indices.

The annual returns in the bar charts are for Class I shares (to be renamed Select Class shares) of each of One Group Bond Fund, One Group Government Bond Fund, One Group Tax-Free Bond Fund, One Group Equity Income Fund, One Group Large Cap Growth Fund and One Group Small Cap Growth Fund, respectively. Performance of each Fund's Class A, Class B, Class C, and Institutional Class shares, as applicable, would have been similar because the shares are invested in the same portfolio of securities. Annual returns would differ only to the extent that the classes have different sales charges and expenses. The annual returns for Class A, Class B and Class C would have been lower because they are subject to higher expenses than Class I shares. These calculations assume that all dividends and distributions are reinvested in the Fund. The returns shown in the bar chart do not reflect sales charges applicable to certain classes of shares. If these charges were included, the returns would be

56

lower than those shown. The average annual returns shown in the Average Annual Total Returns tables do include applicable sales charges. Average annual returns for more than one year tend to smooth out variations in a Fund's total returns and are not the same as actual year-by-year results. Past performance (before and after taxes) is not necessarily an indication of how any class of the Funds will perform in the future. Please see "SUMMARY-Comparison of Fees and Expenses" for information about the difference between the share classes.

Because the inception of Institutional Shares is not expected to occur until on or about February 18, 2005, no performance is shown for Institutional Class.

1  Performance data includes performance prior to March 22, 1999, reflects the performance of the predecessor to the Pegasus Bond Fund and the Pegasus Bond Fund.

AVERAGE ANNUAL TOTAL RETURNS (%)
Through December 31, 20031

	INCEPTION DATE OF CLASS	1 YEAR	5 YEARS	10 YEARS	PERFORMANCE SINCE 12/31/83
CLASS A-Returns Before Taxes	5/1/92	(0.88)	5.54	6.47	8.66
CLASS B-Returns Before Taxes	8/26/96	(1.93)	5.50	6.16[4]	8.16[4]
CLASS I-Returns Before Taxes	6/1/91	3.98	6.80	7.17	9.18
Returns After Taxes on Distributions		2.12	4.30	4.58	7.42
Returns After Taxes on Distributions and Sale of Fund Shares		2.56	4.23	4.49	7.12
Lehman Brothers Aggregate Bond Index[2] (no deduction for fees, expenses or taxes)		4.10	6.62	6.95	9.37
Lipper Intermediate U.S. Government Fund Index[3] (no deduction for taxes)		2.18	5.80	5.96	*

1  The performance information for the periods prior to March 22, 1999 reflects the performance of a common trust fund the predecessor to the Pegasus Municipal Bond Fund and the Pegasus Municipal Bond Fund. The predecessor to the Pegasus Bond Fund commenced operations on June 1, 1991, subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. Historical performance shown for Classes A and B prior to their inception is based on the performance of Class I, the original class offered. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes.

2  The Lehman Brothers Aggregate Bond Index is an unmanaged index generally representative of the bond market as a whole. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B shares.

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3  The Lipper Intermediate U.S. Government Fund Index is typically comprised of the 30 largest mutual funds within this Lipper category and consists of the equally weighted average monthly returns of these funds. Unlike the index shown above, the performance of the index reflects the deduction of expenses associated with mutual funds such as investment management fees. These expenses are not identical to the expenses charged by the Fund.

4  Class B shares automatically convert to Class A shares after eight years. Therefore, the performance in the "10 years" and "performance since" columns represent a combination of Class A and Class B operating expenses.

*  Index did not exist.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and locals taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your share in a retirement account or in another tax-deferred arrangement.

The average annual total returns of One Group Bond Fund for seven out of the last ten calendar years have been slightly higher than those for JPMorgan Bond Fund II. More information about the performance of JPMorgan Bond Fund II can be found in its current Prospectus.

AVERAGE ANNUAL TOTAL RETURNS (%)
Through December 31, 20031

	INCEPTION DATE OF CLASS	1 YEAR	5 YEARS	10 YEARS	PERFORMANCE SINCE 2/8/93
CLASS A-Returns Before Taxes	3/5/93	(2.33)	4.91	5.76	5.70
CLASS B-Returns Before Taxes	1/14/94	(3.36)	4.86	5.69[4]	5.56[4]
CLASS I-Returns Before Taxes	2/8/93	2.54	6.13	6.52	6.40
Returns After Taxes on Distributions		0.83	3.84	4.08	3.99
Returns After Taxes on Distributions and Sale of Fund Shares		1.64	3.79	4.02	3.93
Lehman Brothers Government Bond Index[1] (no deduction for fees, expenses or taxes)		2.36	6.26	6.72	6.92
Lipper General U.S. Government Fund Index[2] (no deduction for taxes)		1.73	5.38	5.70	5.82

1  Historical performance shown for Classes A and B prior to their inception is based on the performance of Class I, the original class offered. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between the classes.

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2  The Lehman Brothers Government Bond Index is an unmanaged index comprised of securities issued by the U.S. government. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B shares.

3  The Lipper General U.S. Government Fund Index is typically comprised of the 30 largest mutual funds within this Lipper category and consists of the equally weighted average monthly returns of these funds. Unlike the index shown above, the performance of the index reflects the deduction of expenses associated with mutual funds such as investment management fees. These expenses are not identical to the expenses charged by the Fund.

4  Class B shares automatically convert to Class A shares after eight years. Therefore, the performance in the "10 years" and "performance since" columns represent a combination of Class A and Class B operating expenses.

*  Index did not exist.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and locals taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your share in a retirement account or in another tax-deferred arrangement.

The average annual total returns of One Group Government Bond Fund for seven out of the last ten calendar years have been slightly higher than those for JPMorgan U.S. Treasury Income Fund. More information about the performance of JPMorgan U.S. Treasury Income Fund can be found in its current Prospectus.

1  Performance data includes performance prior to March 22, 1999, reflects the performance of the predecessor to the Pegasus Bond Fund and the Pegasus Bond Fund.

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AVERAGE ANNUAL TOTAL RETURNS (%)
Through December 31, 20031

	INCEPTION DATE OF CLASS	1 YEAR	5 YEARS	10 YEARS	PERFORMANCE SINCE 3/1/88
CLASS A-Returns Before taxes	3/1/88	(0.33)	4.13	5.28	6.86
CLASS B-Returns Before taxes	4/4/95	(1.27)	4.05	5.07[4]	6.47[4]
CLASS I-Returns Before taxes	2/1/95	4.65	5.34	6.00	7.32
Returns After Taxes on Distributions		4.60	5.33	5.88	6.98
Returns After Taxes on Distributions and Sale of Fund Shares		4.62	5.25	5.79	6.90
Lehman Brothers Municipal Bond Index[2] (no deduction for fees, expenses or taxes)		5.30	5.83	6.02	7.36
Lipper General Municipal Fund Index[3] (no deduction for fees, expenses or taxes)		5.34	4.90	5.30	6.82

1  The performance information for the periods prior to March 22,1999 reflects the peformance of the prececessor to the Pegasus Municipal Bond Fund and the Pegasus Municipal Bond Fund. Historical performance shown for Classes B and I prior to their inception is based on the performance of Class A, the original class offered. All prior class performance for Class B has been adjusted to reflect the differences in expenses and sales charges between classes.

2  The Lehman Brothers Municipal Bond Index is an unmanaged index generally representative of the municipal bond market as a whole. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and contingent deferred sales charges on Class B shares.

3  The Lipper General Municipal Fund Index is typically comprised of the 30 largest mutual funds within this Lipper category and consists of the equally weighted average monthly returns of these funds. Unlike the index shown above, the performance of the index reflects the deduction of expenses associated with mutual funds such as investment management fees. These expenses are not identical to the expenses charged by the Fund.

4  Class B shares automatically convert to Class A shares after eight years. Therefore, the performance in the "10 years" and "performance since" columns represent a combination of Class A and Class B operating expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and locals taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your share in a retirement account or in another tax-deferred arrangement.

The average annual total returns of One Group Tax-Free Bond Fund for five out of the last ten calendar years have been slightly higher than those for JPMorgan Tax Free Income Fund. More information about the performance of JPMorgan Tax Free Income Fund can be found in its current Prospectus.

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AVERAGE ANNUAL TOTAL RETURNS (%)
Through December 31, 20031

	INCEPTION DATE OF CLASS	1 YEAR	5 YEARS	10 YEARS	PERFORMANCE SINCE 7/2/87
CLASS A-Returns Before Taxes	2/18/92	16.05	(1.20)	8.66	8.72
CLASS B-Returns Before Taxes	1/14/94	16.63	(1.15)	8.63[3]	8.31[3]
CLASS C-Returns Before Taxes	11/4/97	20.61	(0.86)	8.48	8.22
CLASS I-Returns Before Taxes	7/2/87	22.81	0.12	9.53	9.42
Returns After Taxes on Distributions		21.86	(1.44)	7.51	7.67
Returns After Taxes on Distributions and Sale of Fund Shares		15.89	(0.42)	7.48	7.53
S&P 500 Index[2] (no deduction for fees, expenses or taxes)		28.69	(0.57)	11.06	10.79

1  Historical performance shown for Classes A, B, and C prior to their inception is based on the performance of Class I, the original class offered. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes.

2  The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.

3  Class B shares automatically convert to Class A shares after eight years. Therefore, the performance in the "10 years" and "performance since" columns represent a combination of Class A and Class B operating expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and locals taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your share in a retirement account or in another tax-deferred arrangement.

The average annual total returns of One Group Equity Income Fund for six out of the last ten calendar years have been slightly higher than those for JPMorgan Equity Income Fund. More information about the performance of JPMorgan Equity Income Fund can be found in its current Prospectus.

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AVERAGE ANNUAL TOTAL RETURNS (%)
Through December 31, 20031

	INCEPTION DATE OF CLASS	1 YEAR	5 YEARS	10 YEARS	PERFORMANCE SINCE 2/28/92
CLASS A-Returns Before Taxes	2/22/94	20.42	(7.97)	7.03	7.55
CLASS B-Returns Before Taxes	1/14/94	21.15	(7.96)	6.94[3]	7.34[3]
CLASS C-Returns Before Taxes	11/4/97	25.09	(7.64)	6.80	7.19
CLASS I-Returns Before Taxes	2/28/92	27.28	(6.74)	7.87	8.36
Returns After Taxes on Distributions		27.28	(7.32)	6.52	6.99
Returns After Taxes on Distributions and Sale of Fund Shares		17.73	(5.51)	6.55	6.94
Russell 1000 Growth Index[2] (no deduction for fees, expenses or taxes)		29.75	(5.11)	9.21	8.65

1  Historical performance shown for Classes A, B, and C prior to their inception is based on the performance of Class I, the original class offered. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes.

2   The Russell 1000 Growth Index is an unmanaged index representing the performance of those Russell 1000 companies with higher price -to-book ratios and higher forecasted growth values. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.

3  Class B shares automatically convert to Class A shares after eight years. Therefore, the performance in the "10 years" and "performance since" column represents a combination of Class A and Class B operating expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and locals taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your share in a retirement account or in another tax-deferred arrangement.

The average annual total returns of One Group Large Cap Growth Fund for six out of the last ten calendar years have been slightly higher than those for JPMorgan Equity Growth Fund. More Information about the performance of JPMorgan Equity Growth Fund can be found in its current Prospectus.

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1  Performance data includes performance prior to March 22, 1999, reflects the performance of the predecessor to the Pegasus Bond Fund and the Pegasus Bond Fund.

AVERAGE ANNUAL TOTAL RETURNS (%)
Through December 31, 20031

	INCEPTION DATE OF CLASS	1 YEAR	5 YEARS	10 YEARS	PERFORMANCE SINCE 7/1/91
CLASS A-Returns Before taxes	7/1/91	27.06	5.09	7.45	10.48
CLASS I-Returns Before taxes	3/26/96	34.45	6.44	8.20	11.09
Returns After Taxes on Distributions		34.45	5.29	5.78	9.02
Returns After Taxes on Distributions and Sale of Fund Shares		22.39	5.00	5.73	8.68
S&P SmallCap 600 Index[2] (no deduction for fees, expenses or taxes)		38.80	9.67	11.44	13.72
Russell 2000 Growth Index[3] (no deduction for fees, expenses or taxes)		48.54	0.86	5.43	7.56

1  The above-quoted performance data includes the performance of the Paragon Gulf South Growth Fund for the period before its consolidation with the One Group Small Cap Growth Fund on March 26, 1996. Historical performance shown for Class I prior to its inception is based on the performance of Class A, the original class offered.

2  The S&P SmallCap 600 Index is an unmanaged index generally representative of the performance of small companies in the U.S. stock market. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares.

3  The Russell 2000 Growth Index is an unmanaged index generally representative of the performance of small companies in the U.S. stock market with higher price-to-book ratios and higher forecasted growth values. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A Shares. The benchmark index for the Small Cap Growth Fund has changed from the S&P SmallCap 600 Index to the Russell 2000 Growth Index in order to better represent the investment policies for comparison purposes.

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After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and locals taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your share in a retirement account or in another tax-deferred arrangement.

The average annual total returns of One Group Small Cap Growth Fund for four out of the last six calendar years and three out of the last six years, respectively, have been slightly higher than those for JPMorgan U.S. Small Company Opportunities Fund and JPMorgan Small Cap Growth Fund (since each of JPMorgan U.S. Small Company Opportunities Fund and JPMorgan Small Cap Growth Fund did not have full calendar years of returns until December 31, 1998). More information about the performance of JPMorgan U.S. Small Company Opportunities Fund and JPMorgan Small Cap Growth Fund can be found in their current Prospectuses.

ADDITIONAL INFORMATION ABOUT THE
JPMORGAN FUNDS AND ONE GROUP FUNDS

Information about the JPMorgan Funds is included in (i) the Prospectuses and SAIs for JPMorgan Bond Fund II dated December 29, 2003, JPMorgan U.S. Treasury Income Fund dated December 29, 2003, JPMorgan Tax Free Income Fund dated December 29, 2003, JPMorgan Equity Income Fund dated May 1, 2004, JPMorgan Equity Growth Fund dated May 1, 2004, JPMorgan Small Cap Growth Fund dated May 1, 2004 and JPMorgan U.S. Small Company Opportunities Fund dated May 1, 2004. Information about One Group Bond Fund and One Group Government Bond Fund is included in the Prospectus of One Group Bond Funds (Class A, Class B and Class C shares) dated October 29, 2004 and the Prospectus of One Group Bond Funds (Class I shares) dated October 29, 2004. Information about One Group Tax-Free Bond Fund is included in the Prospectus of One Group Municipal Bond Funds (Class A, Class B and Class C shares) dated October 29, 2004 and the Prospectus of One Group Municipal Bond Funds (Class I shares) dated October 29, 2004. Information about the One Group Equity Income Fund, One Group Large Cap Growth Fund and One Group Small Cap Growth Fund is included in the Prospectus of One Group Equity Funds (Class A, Class B and Class C shares) dated October 29, 2004, the Prospectus of One Group Equity Funds (Class I shares) dated October 29, 2004, and the prospectus of One Group Small Cap Growth Fund (Institutional Class shares) dated October 29, 2004. Information about each of the One Group Funds also is included in the SAI of One Group Mutual Funds dated October 29, 2004. Further information about JPMorgan Funds can be found in the annual reports and semi-annual reports of JPMorgan Bond Fund II, JPMorgan U.S. Treasury Income Fund and JPMorgan Tax Free Income Fund dated August 31, 2003 and February 29, 2004, respectively. The annual reports and semi-annual reports of JPMorgan Equity Income Fund, JPMorgan Equity Growth Fund, JPMorgan Small Cap Growth Fund and JPMorgan U.S. Small Company Opportunities Fund are dated December 31, 2003 and June 30, 2004, respectively. Further information about the One Group Funds can be found in their annual reports for the twelve months ended June 30, 2004. Copies of these documents, the SAI relating to this Proxy Statement/Prospectus and any subsequently released shareholder reports are available upon request and without charge by calling the JPMorgan Funds or the One Group Funds at the telephone number, or by writing to the Funds at the address, listed for the Funds on the cover page of this Proxy Statement/Prospectus.

Both the JPMorgan Funds and the One Group Funds are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and in accordance therewith file reports and other information including proxy material, reports and charter documents with the SEC. These reports and other information can be inspected and copied at the public reference facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, DC 20549. Reports and other information about each of the Fund are available on the Edgar Database on the SEC's Internet site at http://www.sec.gov. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, 450 Fifth Street, Washington, DC 20549 at prescribed rates.

Financial Highlights

The fiscal year end of JPMorgan Bond Fund II, JPMorgan U.S. Treasury Income Fund and JPMorgan Tax Free Income Fund is August 31. The fiscal year end of JPMorgan Equity Income Fund, JPMorgan Equity Growth Fund, JPMorgan Small Cap Growth Fund and JPMorgan U.S. Small Company Opportunities Fund is December 31. The fiscal year end of each of the One Group Funds is June 30.

The financial highlights of each of the One Group Funds that are contained in Appendix E have been derived from financial statements audited by PricewaterhouseCoopers LLP.

Discussion regarding the historical performance of each of the One Group Funds is contained in Appendix F.

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LEGAL PROCEEDINGS AND ADDITIONAL FEE AND EXPENSE INFORMATION

On September 3, 2003, the NYAG simultaneously filed and settled a complaint (the "Canary Complaint") against Canary Capital Partners, LLC, et al. (collectively, "Canary"). The Canary Complaint alleged, among other things, that Canary had engaged in improper trading practices with certain mutual funds in One Group Mutual Funds. Specifically, the NYAG alleged that Canary engaged in certain activities that it characterized as "market timing" and also "late trading."

On June 29, 2004, BOIA entered into agreements with the SEC and the NYAG in resolution of investigations conducted by the SEC and the NYAG into market timing of certain Funds, possible late trading of certain Funds and related matters. In its settlement with the SEC, BOIA consented to the entry of an order by the SEC (the "SEC Order") instituting and settling administrative and cease-and-desist proceedings against it. Under the terms of the SEC Order and the settlement agreement, BOIA or its affiliates agreed to pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which will be distributed to certain current and former shareholders of the Funds as noted below. The settlement agreement with the NYAG also requires BOIA to reduce its management fee for certain Funds in the aggregate amount of approximately $8 million annually over the next five years. In addition, BOIA has agreed to undertakings relating to, among other things, (i) governance changes designed to maintain the independence of the Board of Trustees and its chairman, and to ensure compliance with applicable federal securities laws, (ii) the retention of an independent consultant to conduct a review of supervisory, compliance and other policies and procedures designed to prevent and detect, among other things, breaches of fiduciary duty, (iii) an agreement to cease and desist from violations of certain provisions of the Investment Advisers Act of 1940 (the "Advisers Act") and the 1940 Act (iv) additional fee-related disclosure to investors, and (v) the retention of a senior officer to assist the Board in monitoring compliance and reviewing management fee arrangements.

Under the terms of the SEC Order and the settlement agreement, the $50 million payment by BOIA will be used to fund a pool established for distribution to affected shareholders of certain Funds. This pool will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant in consultation with BOIA and acceptable to the Board's independent trustees and the staff of the SEC. The distribution plan will provide for investors to receive, in order of priority, (i) their proportionate share of losses from market-timing, and (ii) a proportionate share of advisory fees paid by the Funds that suffered such losses during the period of such market-timing. It is currently expected that such amounts will be paid in 2005. More specific information on the distribution plan will be communicated at a later date in an appropriate manner.

Mark A. Beeson, the former president and chief executive officer of One Group Mutual Funds and a former senior managing director of BOIA, was also named a respondent in the SEC Order and consented to its entry. As part of the settlement agreement with the SEC, Mr. Beeson agreed to, among other things, a civil money penalty and suspensions from association with any investment advisor or registered investment company. Mr. Beeson was not a party to the agreement with, nor was he sanctioned by, the NYAG.

The agreement with the SEC is reflected in the SEC Order, which states, among other things, that BOIA and Mr. Beeson violated and/or aided and abetted and caused violations of the antifraud provisions of the Advisers Act and the 1940 Act by, among other things, (i) allowing excessive short-term trading in certain of the Funds that was inconsistent with the terms of the Funds' prospectus and that was potentially harmful to the Funds, (ii) failing to disclose to the Board or to shareholders, among other things, the conflict of interest created by market-timing arrangements, (iii) failing to charge redemption fees for redemptions by certain shareholders as required by the applicable prospectuses when other shareholders were charged the redemption fees, (iv) having no written procedures in place to prevent the nonpublic disclosure of Fund portfolio holdings and improperly providing confidential portfolio holdings to certain persons when others were not provided with or otherwise privy to the same information, and (v) causing Funds, without the knowledge of the Board, to participate in joint transactions raising a conflict of interest in violation of the 1940 Act. The settlement agreement with the NYAG contains statements consistent with those described in the preceding sentence regarding the SEC Order. BOIA and Mr. Beeson neither admit nor deny the findings set forth in the SEC Order, and BOIA neither admits nor denies the findings in its settlement agreement with the NYAG.

It is possible that these matters and/or related developments may result in increased Fund redemptions and reduced sales of Fund shares, which could result in increased costs and expenses or otherwise adversely affect the Funds.

Additional information can be found in Appendix A.

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Distributor

One Group Dealer Services, Inc., whose address is 1111 Polaris Parkway, Columbus, Ohio 43271, will serve as the distributor to the JPMorgan Funds effective February 2005, and currently serves as the distributor of the One Group Funds. The distributor is an affiliate of JPMIM, the investment adviser to the JPMorgan Funds, and BOIA, the investment adviser to the One Group Funds, and an indirect wholly-owned subsidiary of JPMorgan Chase & Co.

Administrator

One Group Administrative Services, Inc., whose address is 1111 Polaris Parkway, Columbus, Ohio 43271, serves as the administrator to the JPMorgan Funds effective February 2005, and the One Group Funds. The administrator is an affiliate of BOIA, the investment advisor to the One Group Funds and JPMIM, the investment adviser to the JPMorgan Funds, and an indirect wholly-owned subsidiary of JPMorgan Chase & Co.

FORM OF ORGANIZATION

JPMorgan Bond Fund II is a diversified series of J.P. Morgan Mutual Fund Select Group, an open-end management investment company organized as a Massachusetts business trust. J.P. Morgan Mutual Fund Select Group is governed by a Board of Trustees consisting of ten members.

JPMorgan U.S. Treasury Income Fund is a non-diversified series of J.P. Morgan Mutual Fund Group, an open-end management investment company organized as a Massachusetts business trust. J.P. Morgan Mutual Fund Group is governed by a Board of Trustees consisting of ten members.

JPMorgan Tax Free Income Fund is a non-diversified series of J.P. Morgan Mutual Fund Select Trust, an open-end management investment company organized as a Massachusetts business trust. J.P. Morgan Mutual Fund Select Trust is governed by a Board of Trustees consisting of ten members.

JPMorgan Equity Income Fund and J.P. Morgan Equity Growth Fund are diversified series of J.P. Morgan Mutual Fund Investment Trust, an open-end management investment company organized as a Massachusetts business trust. J.P. Morgan Mutual Fund Investment Trust is governed by a Board of Trustees consisting of ten members.

JPMorgan Small Cap Growth Fund is a diversified series of J.P. Morgan Fleming Mutual Fund Group, Inc., an open-end management investment company organized as a Maryland corporation. J.P. Morgan Fleming Mutual Fund Group, Inc. is governed by a Board of Directors consisting of ten members.

JPMorgan U.S. Small Company Opportunities Fund is a diversified series of J.P. Morgan Funds, an open-end management investment company organized as a Massachusetts business trust. J.P. Morgan Funds is governed by a Board of Trustees consisting of ten members.

Each of One Group Bond Fund, One Group Government Bond Fund, One Group Tax-Free Bond Fund, One Group Equity Income Fund, One Group Large Cap Growth Fund and One Group Small Cap Growth Fund is a diversified series of One Group Mutual Funds, an open-end management investment company organized as a Massachusetts business trust. One Group Mutual Funds is governed by a Board of Trustees consisting of seven members.

As described above, the shareholders of the One Group Funds are considering the reorganization and redomiciliation of the One Group Funds into JPMorgan Trust II, an open-end management investment company that was formed in anticipation of such transactions. Unlike the entities discussed above, JPMorgan Trust II is organized as a Delaware statutory trust.

The chart at Appendix G provides additional information with respect to the similarities and differences in the forms of organization of these entities. Shareholders who wish to make a more thorough comparison should refer to the provisions of the governing documents of these entities and the relevant State law. Copies of these governing documents are available to shareholders without charge upon written request.

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CAPITALIZATION

The following table shows the capitalization of each of the JPMorgan Funds and the One Group Funds as of the dates noted below, and on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value. The pro forma capitalization information is for informational purposes only. No assurance can be given as to how many shares of the One Group Funds will be received by shareholders of the corresponding JPMorgan Funds on the Closing Date, and the information should not be relied upon to reflect the number of shares of the One Group Fund that actually will be received. Amounts are presented in thousands, except for per share amounts.

As of June 30, 2004
Amounts in thousands, except per share amounts

	JPMorgan Bond Fund II	One Group Bond Fund		Share Adjustments	Pro Forma JPMorgan Core Bond Fund
Net Assets
Class A	$21,028	$349,290			$370,318
Class B	12,471	98,064			110,535
Class C	-	79,323			79,323
Select	870,349	4,902,736	(a)		5,773,085
Total	$903,848	$5,429,413			$6,333,261
Shares Outstanding
Class A	517	32,419		1,435	34,371
Class B	308	9,110		851	10,269
Class C	-	7,328		-	7,328
Select	21,492	455,239	(a)	59,320	536,051
Total	22,317	504,096		61,606	588,019
Net Asset Value Per Share
Class A	$40.67	$10.77			$10.77
Class B	$40.47	$10.76			$10.76
Class C	-	$10.82			$10.82
Select	$40.50	$10.77	(a)		$10.77

(a)  Formerly Class I shares

As of June 30, 2004
Amounts in thousands, except per share amounts

	JPMorgan U.S. Treasury Income Fund	One Group Government Bond Fund		Share Adjustments	Pro Form JPMorgan Government Bond Fund
Net Assets
Class A	$44,679	$86,614			$131,293
Class B	14,760	101,634			116,394
Class C	-	42,666			42,666
Select	77,268	758,403	(a)		835,671
Total	$136,707	$989,317			$1,126,024
Shares Outstanding
Class A	3,862	8,521		536	12,919
Class B	1,277	10,008		176	11,461
Class C	-	4,204		-	4,204
Select	6,672	74,694	(a)	941	82,307
Total	11,811	97,427		1,653	110,891
Net Asset Value Per Share
Class A	$11.57	$10.16			$10.16
Class B	$11.56	$10.16			$10.16
Class C	$-	$10.15			$10.15
Select	$11.58	$10.15	(a)		$10.15

(a)  Formerly Class I shares

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As of June 30, 2004 Amounts in thousands, except per share amounts

	JPMorgan Tax Free Income Fund	One Group Tax-Free Bond Fund		Share Adjustments	Pro Forma JPMorgan Tax Free Bond Fund
Net Assets
Class A	$50,980	$57,927			$108,907
Class B	4,832	13,446			18,278
Select	589,725	437,303	(a)		1,027,028
Total	$645,537	$508,676			$1,154,213
Shares Outstanding
Class A	7,974	4,490		(4,022)	8,442
Class B	754	1,044		(379)	1,419
Select	92,310	33,950	(a)	(46,464)	79,796
Total	101,038	39,484		(50,865)	89,657
Net Asset Value Per Share
Class A	$6.39	$12.90			$12.90
Class B	$6.41	$12.88			$12.88
Select	$6.39	$12.88	(a)		$12.88

(a)  Formerly Class I shares

As of June 30, 2004
Amounts in thousands, except per share amounts

	JPMorgan Equity Income Fund	One Group Equity Income Fund		Share Adjustments	Pro Forma JPMorgan Equity Income Fund
Net Assets
Class A	$14,515	$89,123			$103,638
Class B	8,302	69,716			78,018
Class C	3,137	4,244			7,381
Select	31,262	326,818	(a)		358,080
Total	$57,216	$489,901			$547,117
Shares Outstanding
Class A	501	5,369		373	6,243
Class B	287	4,208		214	4,709
Class C	108	256		81	445
Select	1,079	19,609	(a)	796	21,484
Total	1,975	29,442		1,464	32,881
Net Asset Value Per Share
Class A	$28.98	$16.60			$16.60
Class B	$28.94	$16.57			$16.57
Class C	$28.92	$16.57			$16.57
Select	$28.97	$16.67	(a)		$16.67

(a)  Formerly Class I shares

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As of September 30, 2004 Amounts in thousands, except per share amounts

	JPMorgan Equity Growth Fund	One Group Large Cap Growth Fund		Share Adjustments	JPMorgan Large Cap Growth Fund
Net Assets
Class A	$14,401	$240,444			$254,845
Class B	7,458	266,862			274,320
Class C	745	17,079			17,824
Select	30,597	1,654,273	(a)		1,684,870
Total	$53,201	$2,178,658			$2,231,859
Shares Outstanding
Class A	549	16,939		466	17,954
Class B	292	20,385		278	20,955
Class C	29	1,316		28	1,373
Select	1,145	118,566	(a)	1,047	120,759
Total	2,018	157,206		1,819	161,041
Net Asset Value Per Share
Class A	$26.23	$14.19			$14.19
Class B	$25.56	$13.09			$13.09
Class C	$25.54	$12.98			$12.98
Select	$26.69	$13.95	(a)		$13.95

(a)  Formerly Class I shares

As of September 30, 2004.
Amounts in thousands, except per share amounts

	JPMorgan U.S. Small Company Opportunities Fund	JPMorgan Small Cap Growth Fund	One Group Small Cap Growth Fund		Share Adjustments *	Share Adjustments **	Share Adjustments ***	JPMorgan Small Cap Growth Fund *	JPMorgan Small Cap Growth Fund **	JPMorgan Small Cap Growth Fund ***
Net Assets
Class A	$-	$1,070	$86,633					$86,633	$87,703	$87,703
Class B	-	-	31,275					31,275	31,275	31,275
Class C	-	-	11,024					11,024	11,024	11,024
Select	6,048	507	604,961	(a)				611,009	605,468	611,516
Institutional	-	4,239	-					-	4,239	4,239
Total	$6,048	$5,816	$733,893					$739,941	$739,709	$745,757
Shares Outstanding
Class A	-	138	7,604		-	(44)	(44)	7,604	7,698	7,698
Class B	-	-	2,976		-	-	-	2,976	2,976	2,976
Class C	-	-	1,025		-	-	-	1,025	1,025	1,025
Select	649	64	52,252	(a)	(127)	(20)	(147)	52,774	52,296	52,818
Institutional	-	531	-		-	(165)	(165)	-	366	366
Total	649	733	63,857		(127)	(229)	(356)	64,379	64,361	64,883
Net Asset Value Per Share
Class A	$-	$7.76	$11.39					$11.39	$11.39	$11.39
Class B	$-	$-	$10.51					$10.51	$10.51	$10.51
Class C	$-	$-	$10.75					$10.75	$10.75	$10.75
Select	$9.32	$7.90	$11.58	(a)				$11.58	$11.58	$11.58
Institutional	$-	$7.98	$-					$-	$11.58	$11.58

(a)  -  Formerly Class I shares

  (a)  Formerly Class I shares

  *  Assuming the Reorganization of JPMorgan Small Cap Growth Fund into JPMorgan Small Cap Growth Fund (formerly One Group Small Cap Growth Fund).

  **  Assuming the Reorganization of JPMorgan U.S. Small Company Opportunities Fund into JPMorgan Small Cap Growth Fund (formerly One Group Small Cap Growth Fund).

  ***  Assuming the Reorganization of both JPMorgan Small Cap Growth Fund and JPMorgan U.S. Small Company Opportunities Fund into JPMorgan Small Cap Growth Fund (formerly One Group Small Cap Growth Fund).

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DIVIDENDS AND DISTRIBUTIONS

JPMorgan Bond Fund II and JPMorgan U.S. Treasury Income Fund declare ordinary income dividends daily and pay them monthly. These Funds make net capital gains distributions, if any, once a year. Each of these Funds may declare an additional ordinary income dividend in a given year, depending on its situation. However, each of these Funds may also make fewer net capital gain payments in a given year, depending on its investment results. JPMorgan Tax Free Income Fund declares dividends daily and distributes any net investment income (other than short-term gains) at least monthly. Net capital gain for this Fund is distributed annually. JPMorgan Equity Income Fund and JPMorgan Equity Growth Fund distribute any net investment income at least quarterly. JPMorgan Small Cap Growth Fund and JPMorgan U.S. Small Company Opportunities Fund generally distribute any net investment income at least annually. Net capital gains for JPMorgan Equity Income Fund, JPMorgan Equity Growth Fund, JPMorgan Small Cap Growth Fund and JPMorgan U.S. Small Company Opportunities Fund, if any, are distributed annually.

One Group Bond Fund, One Group Government Bond Fund and One Group Tax-Free Bond Fund generally declare dividends on the last business day of each month. Dividends for these Funds are distributed on the first business day of each month. One Group Equity Income Fund generally declares dividends on the last business day of the month and distributes dividends on the first business day of the next month after they are declared. One Group Large Cap Growth Fund and One Group Small Cap Growth Fund generally declare dividends on the last business day of each quarter. Dividends for these Funds are distributed on the first business day of the next month after they are declared. Capital gains, if any, for all One Group Funds are distributed at least annually. The dates on which dividends and capital gains will be distributed for calendar year 2005 will be available online at http://www.onegroup.com.

The JPMorgan Funds and the One Group Funds pay dividends and distributions on a per-share basis. This means that the value of your shares will be reduced by the amount of the payment. If you purchase shares shortly before the record date for a dividend or a distribution of capital gains, you will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

OTHER BUSINESS

The Board does not intend to present any other business at the Meeting. If, however, any other matters are properly brought before the Meeting, the persons named in the accompanying proxy will vote thereon in accordance with their judgment.

SHAREHOLDER COMMUNICATIONS WITH THE BOARD

Shareholders who wish to communicate with the Board of Trustees/Directors of the JPMorgan Funds should send communications in writing to the attention of the Secretary of the JPMorgan Funds at 522 Fifth Avenue, New York, New York 10036, and communications will be directed to the Trustee/Director or Trustees/Directors indicated in the communication or, if no Trustees/Directors are indicated, to the Chairman of the Board. The Secretary will maintain a copy of any such communication and promptly forward it to the Governance Committee no less frequently than monthly. The Governance Committee will periodically review such communications and determine how to respond, if at all. Other members of the Board will receive, no less frequently than quarterly, a summary of all shareholders communications received during the prior quarter, which summary shall identify the substance of such communications.

VOTING INFORMATION

This Proxy Statement/Prospectus is furnished in connection with a solicitation of proxies by the Board of the JPMorgan Funds to be used at the Meeting. This Proxy Statement/Prospectus, along with a Notice of Special Meeting of Shareholders and a proxy card, is first being mailed to shareholders of the JPMorgan Funds on or about November 10, 2004. Only shareholders of record as of the close of business on October 27, 2004 (the "Record Date"), will be entitled to notice of, and to vote at, the Meeting, and any adjournment or postponement thereof. If the enclosed form of proxy card is properly executed and returned in time to be voted at the Meeting, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon. Unmarked but properly executed proxy cards will be voted "FOR" approval of the relevant Reorganization Agreement and "FOR" any other matters the proxies deem appropriate.

A shareholder may revoke a proxy at any time on or before the Meeting by either (1) submitting to the JPMorgan Funds a subsequently dated proxy, (2) delivering to the JPMorgan Funds a written notice of revocation at the address on the cover of this Proxy Statement/Prospectus, or (3) otherwise giving notice of revocation in

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open meeting, in all cases prior to the exercise of the authority granted in the proxy card. Unless revoked, all valid and executed proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, for approval of the Reorganization Agreement and the Reorganization contemplated thereby.

Proxy Solicitation

Proxies are being solicited by mail. Additional solicitations may be made by telephone, e-mail, or other personal contact by officers or employees of BOIA, JPMIM and their affiliates or by proxy soliciting firms retained by the Funds. BOIA and JPMIM have retained Investor Connect, a proxy solicitor, to assist in the solicitation of Proxy Cards primarily by contacting shareholders by telephone and facsimile. By contract with BOIA and JPMIM, Investor Connect, among other things, will be: (i) required to maintain the confidentiality of all shareholder information; (ii) prohibited from selling or otherwise disclosing to any third party shareholder information; and (iii) required to comply with applicable state telemarketing laws. The cost of retaining such proxy solicitor is expected to be in excess of $500,000. The cost of retaining such proxy solicitor will be deemed an expense relating to the Meeting. In addition, BOIA and JPMIM may reimburse persons holding shares in their names or in the names of their nominees for expenses incurred in forwarding solicitation material to their beneficial owners. The cost of the solicitation will be borne by BOIA, JPMIM and their affiliates.

As the meeting date approaches, shareholders of the Funds may receive a call from a representative of BOIA, JPMIM, an affiliate of BOIA and JPMIM, or Investor Connect if the Funds have not yet received their vote. Authorization to permit BOIA, JPMIM, an affiliate of BOIA and JPMIM, or Investor Connect to execute proxies may be obtained by telephonic or electronically transmitted instructions from Fund shareholders. Proxies that are obtained telephonically will be recorded in accordance with the procedures set forth below. Management of the Funds believes that these procedures are reasonably designed to ensure that the identity of the shareholder casting the vote is accurately determined and that the voting instructions of the shareholder are accurately determined. In all cases where a telephonic proxy is solicited, BOIA, JPMIM, an affiliate of BOIA and JPMIM, or an Investor Connect representative is required to ask the shareholder for the shareholder's full name, address, social security number or employer identification number, title (if the person giving the proxy is authorized to act on behalf of an entity, such as a corporation), the number of shares owned and to confirm that the shareholder has received this Proxy Statement in the mail.

If the shareholder information solicited agrees with the information provided to BOIA, JPMIM, an affiliate of BOIA and JPMIM, or Investor Connect by the Funds, BOIA, JPMIM, an affiliate of BOIA and JPMIM, or an Investor Connect representative has the responsibility to explain the process, read the proposals listed on the Proxy Card, and ask for the shareholder's instructions on each proposal. The representative of BOIA, JPMIM, an affiliate of BOIA and JPMIM, or Investor Connect, although permitted to answer questions about the process, is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in this Proxy Statement. BOIA, JPMIM, an affiliate of BOIA and JPMIM, or Investor Connect will record the shareholder's instructions on the card. Within 72 hours, BOIA, JPMIM, an affiliate of BOIA and JPMIM, or Investor Connect will send the shareholder a letter or mailgram to confirm the shareholder's vote and asking the shareholder to call BOIA, JPMIM, an affiliate of BOIA and JPMIM, or Investor Connect immediately if the shareholder's instructions are not correctly reflected in the confirmation.

Quorum

For all JPMorgan Funds except JPMorgan Small Cap Growth Fund, a majority of each of the JPMorgan Fund's shares entitled to vote that are outstanding at the close of business on the Record Date and are present in person or represented by proxy will constitute a quorum for the Meeting. For JPMorgan Small Cap Growth Fund, one-third of the Fund's shares entitled to vote that are outstanding at the close of business on the Record Date and are present in person or represented by proxy will constitute a quorum for the Meeting.

Vote Required

For each of the JPMorgan Funds, approval of a Reorganization Agreement will require, if a quorum is present at the Meeting, the affirmative vote of a majority of the outstanding voting securities of the JPMorgan Fund, which is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at the Meeting, if the holders of more than 50% of the outstanding voting securities of the JPMorgan Fund are present or represented by proxy, or (b) more than 50% of the outstanding voting securities of the JPMorgan Fund.

Shareholders of each JPMorgan Fund except the JPMorgan U.S. Small Company Opportunities Fund are entitled to one vote for each share. Fractional shares are entitled to proportional voting rights. Shareholders of the JPMorgan U.S. Small Company Opportunities Fund are entitled to one vote for each dollar of net asset value (or a proportionate fractional vote in respect of a fractional dollar amount).

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Effect of Abstentions and Broker "Non-Votes"

For purposes of determining the presence of a quorum for transacting business at the Meeting, executed proxies marked as abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present for quorum purposes but which have not been voted. Accordingly, abstentions and broker non-votes will effectively be a vote against Proposal 1, for which the required vote is a percentage of the shares outstanding and entitled to vote on the matter. Abstentions will also effectively be votes against adjournment, although, as described below in the section entitled "Adjournments" broker non-votes will have no effect on votes to adjourn the Meeting, except in the case of the JPMorgan Small Cap Growth Fund and the JPMorgan U.S. Small Company Opportunities Fund.

Adjournments

In the event that sufficient votes to approve a proposal are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any such adjournment due to insufficient votes will require an affirmative vote by the holders of a majority of the shares present in person or by proxy and entitled to vote at the Meeting. In determining whether to adjourn the Meeting with respect to a proposal, the following factors may be considered by the persons named as proxies: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. In addition, if, in the judgment of persons named as proxies, it is advisable to defer action on one or more proposals, the persons named as proxies may propose one of more adjournments of the Meeting with respect to such proposal or proposals for a reasonable period or periods. In the event of an adjournment, no further notice is needed other than an announcement at the Meeting to be adjourned. For purposes of calculating a vote to adjourn the Meeting, any broker non-votes received will be excluded from the calculation of the number of votes required to approve any proposal to adjourn a meeting, except in the case of the JPMorgan Small Cap Growth Fund and the JPMorgan U.S. Small Company Opportunities Fund. The persons named as proxies will vote upon such adjournment after consideration of the best interests of all shareholders.

Shareholder Voting Rights

None of the JPMorgan Funds holds annual shareholder meetings. Each Fund, except JPMorgan Small Cap Growth Fund, is a series of a Massachusetts business trust. JPMorgan Small Cap Growth Fund is a series of a Maryland corporation. The 1940 Act requires that a shareholder meeting be called for the purpose of electing Trustees at such time as fewer than a majority of Trustees holding office have been elected by shareholders. A JPMorgan Fund will hold a shareholder meeting upon the written request of shareholders holding at least 10% of that Fund's outstanding shares.

Future Shareholder Proposals

You may request inclusion in the JPMorgan Fund's proxy statement for shareholder meetings certain proposals for action which you intend to introduce at such meeting. Any shareholder proposals must be presented a reasonable time before the proxy materials for the next meeting are sent to shareholders. The submission of a proposal does not guarantee its inclusion in the proxy statement and is subject to limitations under the federal securities laws. The JPMorgan Funds are not required to hold regular meetings of shareholders, and in order to minimize costs, do not intend to hold meetings of the shareholders unless required by applicable law, regulation, regulatory policy, or unless otherwise deemed advisable by the Board of the Fund's management. Therefore, it is not practicable to specify a date by which proposals must be received in order to be incorporated in an upcoming proxy statement for a meeting of shareholders.

Record Date and Outstanding Shares

Only shareholders of record of each JPMorgan Fund at the close of business on the Record Date (October 27, 2004) are entitled to notice of and to vote at the Meeting and at any postponement or adjournment thereof. Each shareholder of each JPMorgan Fund except JPMorgan U.S. Small Company Opportunities Fund is entitled to the number of votes equal to the number of shares on the record date. Each shareholder of the JPMorgan U.S. Small Company Opportunities Fund is entitled to the number of votes equal to the product of the number of shares owned multiplied by the net asset value per share on the record date. The chart below lists the

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number of shares of each JPMorgan Fund that were outstanding and entitled to vote as of the close of business on the Record Date:

Shares Outstanding on Record Date

JPMorgan Bond Fund II	20,628,205
JPMorgan U.S. Treasury Income Fund	11,200,229
JPMorgan Tax Free Income Fund	97,609,324
JPMorgan Equity Income Fund	2,000,899
JPMorgan Equity Growth Fund	1,890,686
JPMorgan Small Cap Growth Fund	744,473
JPMorgan U.S. Small Company Opportunities Fund	636,313

As of October 27, 2004, the following persons owned of record or beneficially 5% or more of the outstanding shares of the class identified of the JPMorgan Funds and the One Group Funds, respectively. Shareholders indicated below holding greater than 25% or more of a Fund are "controlling persons" under the 1940 Act.

Fund	Class	Name and Address of Owner	Type of Ownership	Percentage of Class of Shares	Percentage of Fund	Percentage of Combined Fund after Reorganization*
JPMorgan Bond Fund II	Class A	Wells Fargo Bank NA FBO Amity Regional High School #5 Pen 50128672 P.O. Box 1533 Minneapolis MN 55480-1533	Record	7.635%	0.172%	0.006%

JPMorgan Bond Fund II	Class A	Trulin & Co c/o JPMorgan Chase Bank Attn Mutual Fds PO Box 31412 Rochester NY 14603-1412	Record	5.146%	0.116%	0.004%

JPMorgan Bond Fund II	Select	Balsa & Co Rebate Account Mutual Funds Unit 16 HCB 340 PO Box 2558 Houston TX 77252-2558	Record	43.790%	42.212%	1.481%

JPMorgan Bond Fund II	Select	Penlin & Co Rebate Account c/o JPMorgan Chase Bank Attn Mutual Funds PO Box 31412 Rochester NY 14603-1412	Record	25.277%	24.367%	0.855%

JPMorgan Bond Fund II	Select	Liva & Company Rebate Account c/o JPMorgan Chase Bank Attn Mutual Funds PO Box 31412 Rochester NY 14603-1412	Record	13.385%	12.903%	0.453%

JPMorgan Bond Fund II	Select	Balsa & Co JPMorgan Chase Attn Mutual Funds Section 14221 Dallas Parkway 7-2 JIP-138 Dallas TX 75254-2942	Record	5.383%	5.189%	0.182%

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Fund	Class	Name and Address of Owner	Type of Ownership	Percentage of Class of Shares	Percentage of Fund	Percentage of Combined Fund after Reorganization*
JPMorgan Equity Growth Fund	Class A	MLPF&S For The Sole Benefit Of Its Customers Attn Fund Administration Sec# 97B00 4800 Deer Lake Dr E FL 3 Jacksonville Fl 32246-648	Record	7.205%	2.061%	0.024%

JPMorgan Equity Growth Fund	Class B	MLPF&S SEC# 97FB8 4800 Deer Lake Drive East 2nd FLR Jacksonville FL 32246-6484	Record	8.895%	1.327%	0.016%

JPMorgan Equity Growth Fund	Class C	MLPF&S For The Sole Benefit Of Its Customers SEC# 97TR2 4800 Deer Lake Dr East 2nd FL Jacksonville FL 32246-6484	Record	38.294%	0.587%	0.007%

JPMorgan Equity Growth Fund	Class C	Robert W Baird & Co Inc a/c 5183-8617 777 E Wisconsin Ave Milwaukee WI 53202-5300	Record	7.261%	0.111%	0.111%

JPMorgan Equity Growth Fund	Select	Trulin & Co c/o JPMorgan Chase Bank Attn Mutual Fds PO Box 31412 Rochester NY 14603-1412	Record	39.295%	21.581%	0.253%

JPMorgan Equity Growth Fund	Select	Balsa & Co JPMorgan Chase Attn Mutual Funds Section 14221 Dallas Parkway 7 2 Jip 138 Dallas TX 75254-2942	Record	28.559%	15.685%	0.184%

JPMorgan Equity Growth Fund	Select	Jupiter & Co Cust FBO Investors Bank & Trust Co PO Box 9130 FPG90 Boston MA 02117-9130	Record	20.429%	11.220%	0.132%

JPMorgan Equity Income Fund	Class A	Charles Schwab & Co Inc Reinvest Account Attn: Mutual Funds Dept 101 Montgomery Street San Francisco CA 94104-4122	Record	12.876%	3.624%	0.221%

JPMorgan Equity Income Fund	Class C	MLPF&S SEC# 97TR3 4800 Deer Lake Dr East 2nd FL Jacksonville FL 32246-6484	Record	9.785%	0.534%	0.033%

JPMorgan Equity Income Fund	Select	Trulin & Co c/o JPMorgan Chase Bank Attn Mutual Fds PO Box 31412 Rochester NY 14603-1412	Record	36.661%	19.499%	1.187%

JPMorgan Equity Income Fund	Select	Balsa & Co JPMorgan Chase Attn Mutual Funds Section 14221 Dallas Parkway 7 2 JIP 138 Dallas TX 75254-2942	Record	33.882%	18.020%	1.097%

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Fund	Class	Name and Address of Owner	Type of Ownership	Percentage of Class of Shares	Percentage of Fund	Percentage of Combined Fund after Reorganization*
JPMorgan Equity Income Fund	Select	Patterson & Co FBO Rollins Exc Truck A/C 1541003018 1525 W Wt Harris Blvd Charlotte NC 28288-0001	Record	6.337%	3.370%	0.205%

JPMorgan Equity Income Fund	Select	Liva And Company c/o JPMorgan Chase Bank Attn Mutual Funds PO Box 31412 Rochester NY 14603-1412	Record	6.232%	3.315%	0.202%

JPMorgan Small Cap Growth Fund	Class A	NFSC FBO # C1D-014036 Witch Equipment Co Inc Profit Paul Knuckley DTD 11/01/84 1901 E LOop 820 S Fort Worth TX 76112-7802	Record	13.971%	2.613%	0.030%

JPMorgan Small Cap Growth Fund	Class A	NFSC FEBO # CH 4-076805 JPMorgan Chase Bank R/O JPMorgan Chase Bank R/O Cust 21-B Plapouta St Ellinikon Greece	Record	6.556%	1.226%	0.014%

JPMorgan Small Cap Growth Fund	Class A	NFSC FEBO # C1D-010286 Carlos M Kier TTEE Carlos M Kier M D P A PFT Shring PL 909B Medical Center DR Arlington TX 76012-4757	Record	6.544%	1.224%	0.014%

JPMorgan Small Cap Growth Fund	Class A	The World Mission Church Of The C & Attn Myung H Lee 6423 217th St Oakland Gdns NY 11364-2235	Record	5.729%	1.071%	0.012%

JPMorgan Small Cap Growth Fund	Class A	MLPF&S For The Sole Benefit Of Its Customers ATTN Fund Administration SEC# 97B00 4800 Deer Lake DR E FL 3 Jacksonville FL 32246-6484	Record	5.299%	0.991%	0.011%

JPMorgan Small Cap Growth Fund	Institutional	Jpmim As Agent For Treasurers And Ticket Sellers Local 751 Pension Fund Trust Attn Melissa Casazza 522 Fifth Ave New York NY 10036-7601	Record	34.504%	24.631%	0.283%

JPMorgan Small Cap Growth Fund	Institutional	Robert Fleming Inc Attn JPMorgan Trust Co Erez Elisha 1200 N Federal HWY Ste 205 Boca Raton FL 33432-2845	Record	28.494%	20.341%	0.233%

JPMorgan Small Cap Growth Fund	Institutional	The Carpenter Foundation 711 E Main St Ste 10 Medford Or 97504-7139	Record	23.668%	16.896%	0.194%

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Fund	Class	Name and Address of Owner	Type of Ownership	Percentage of Class of Shares	Percentage of Fund	Percentage of Combined Fund after Reorganization*
JPMorgan Small Cap Growth Fund	Institutional	Christina A Mohr 514 E 87th St New York NY 10128-7602	Record	8.537%	6.094%	0.070%

JPMorgan Small Cap Growth Fund	Select	Prudential Securities Inc Special Custody Acount For The Exclusive Benefit Of Our Customers Attn Mutual Funds 1 New York Plz New York NY 10292-0001	Record	47.215%	4.586%	0.053%

JPMorgan Small Cap Growth Fund	Select	Prudential Investment Management FBO Mutual Fund Clients Attn Pruchoice Unit Mail Stop 194-201 194 Wood Ave S Iselin NJ 08830-2710	Record	20.304%	1.972%	0.023%

JPMorgan Small Cap Growth Fund	Select	Evan M Graf Cust Melanie Graf Unif Tran Min Act-NY 26 Crawford Rd Harrison NY 10528-1906	Record	12.018%	1.168%	0.013%

JPMorgan Tax Free Income Fund	Class A	NFSC FEBO # C1B-286109 JGL Partners L P JGL Partners L P 23 Cornell Way Montclair NJ 07043-2505	Record	10.166%	0.823%	0.407%

JPMorgan Tax Free Income Fund	Class B	NFSC FEBO # C1B-362026 Mary Griffith Meyer E Duane Meyer 61 Grandview PL Montclair NJ 07043-2422	Record	6.529%	0.045%	0.022%

JPMorgan Tax Free Income Fund	Class B	NFSC FBO # CWG-007790 Helen Sturman TTEE Helen A Sturman Revoc Trust Agreeme U/A 6/14/91 8 Normandy A Delray Beach FL 33484-4730	Record	5.710%	0.039%	0.019%

JPMorgan Tax Free Income Fund	Class B	NFSC FEBO # BW1-472646 Maria Dolores Diaz 3617 N-Bentsen Road Mcallen TX 78501-3038	Record	5.103%	0.035%	0.017%

JPMorgan Tax Free Income Fund	Class B	NFSC FEBO # BW1-472646 Maria Dolores Diaz 3617 N-Bentsen Road Mcallen TX 78501-3038	Record	5.103%	0.035%	0.017%

JPMorgan Tax Free Income Fund	Select	Balsa & Co Rebate Account Mutual Funds Unit 16 HCB 340 PO Box 2558 Houston TX 77252-2558	Record	77.388%	70.594%	34.915%

JPMorgan Tax Free Income Fund	Select	Penlin & Co Rebate Account c/o JPMorgan Chase Bank Attn Mutual Funds PO Box 31412 Rochester NY 14603-1412	Record	11.217%	10.233%	5.061%

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Fund	Class	Name and Address of Owner	Type of Ownership	Percentage of Class of Shares	Percentage of Fund	Percentage of Combined Fund after Reorganization*
JPMorgan Tax Free Income Fund	Select	Liva & Company Rebate Account c/o JPMorgan Chase Bank Attn Mutual Funds PO Box 31412 Rochester NY 14603-1412	Record	5.044%	4.601%	2.276%

JPMorgan U.S. Small Company Opportunities Fund	Select	Charles Schwab & Co Inc Special Custody Account For Benefit Of Customers Attn: Mutual Funds 101 Montgomery St San Francisco CA 94104-4122	Record	9.783%	9.783%	0.096%

JPMorgan U.S. Small Company Opportunities Fund	Select	Investors Trust Company Cust Cust For Thomas R Lamia Ira 24 W 55th St Apt 7b New York NY 10019-5320	Record	8.146%	8.146%	0.080%

JPMorgan U.S. Treasury Income Fund	Class A	Peoples Bank Attention Trust Dept 105 Leaders Heights Rd York PA 17403-5137	Record	12.048%	4.022%	0.406%

JPMorgan U.S. Treasury Income Fund	Class B	MLPF&S SEC# 97FC3 4800 Deer Lake Drive East 2nd FLR Jacksonville FL 32246-6484	Record	15.645%	1.551%	0.157%

JPMorgan U.S. Treasury Income Fund	Select	JP Morgan Chase Bank As Agent For Estate Of Diana Helis Henry-blocked Attn: Special Products 1/OPS3 500 Stanton Christiana Rd Newark DE 19718-0001	Record	36.179%	20.516%	2.720%

JPMorgan U.S. Treasury Income Fund	Select	Retirement Plan For The Employees Of Lenox Hill Hospital Attn Thomas E Poccia 100 E 77th St New York NY 10021-1850	Record	23.055%	13.074%	1.321%

JPMorgan U.S. Treasury Income Fund	Select	Jupiter & Co Cust FBO Investors Bank & Trust Co PO Box 9130 FPG90 Boston MA 02117-9130	Record	20.400%	11.569%	1.168%

JPMorgan U.S. Treasury Income Fund	Select	Lenox Hill Hospital Endowment Fd Attn Thomas E Poccia 100 E 77th St New York NY 10021-1850	Record	6.842%	3.880%	0.392%

One Group Bond Fund	Class A	Merrill Lynch Pierce Fenner & Smith Inc For The Sole Benefit Of Customers 4800 Deer Lake Dr East Jacksonville FL 32246-6484	Record	11.841%	0.72%	0.63%

One Group Bond Fund	Class A	Putnam Fiduciary Trust Co TTEE Cust FBO LA Z Boy Inc Retirment Savings Plan Attn DC Plan Admin MS N-7-L 1 Investors Way Norwood MA 02062-1599	Record	5.817%	0.35%	0.31%

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Fund	Class	Name and Address of Owner	Type of Ownership	Percentage of Class of Shares	Percentage of Fund	Percentage of Combined Fund after Reorganization*
One Group Bond Fund	Class B	Merrill Lynch Pierce Fenner & Smith Inc For The Sole Benefit of Customers 4800 Deer Lake Dr East Jacksonville FL 32246-6484	Record	16.774%	0.28%	0.25%

One Group Bond Fund	Class C	Merrill Lynch Pierce Fenner & Smith Inc For The Sole Benefit Of Customers 4800 Deer Lake Dr East Jacksonville FL 32246-6484	Record	25.851%	0.34%	0.30%

One Group Bond Fund	Class I	Strafe & Co BOIA-One Group Operations 1111 Polaris Parkway PO Box 711234 Columbus OH 43271-0001	Record	49.343%	44.86%	39.21%

One Group Equity Income Fund	C	Pershing LLC P.O. Box 2052 Jersey City NJ 07303-2052	Record	9.781%	0.09%	0.08%

One Group Equity Income Fund	C	Pershing LLC P.O. Box 2052 Jersey City NJ 07303-2052	Record	7.220%	0.06%	0.06%

One Group Equity Income Fund	I	Strafe and Co PO Box 711234 Columbus OH 43271-0001	Record	66.479%	44.65%	38.63%

One Group Equity Income Fund	I	One Group Investor Balanced Fd One Group Services Company 1111 Polaris Parkway Suite 2G PO Box 711235 OH1-1235 Columbus OH 43240-2050	Record	18.612%	12.50%	10.81%

One Group Equity Income Fund	I	One Group Investor Conservative Growth Fund One Group Services 1111 Polaris Parkway Suite 2G PO Box 711235 OH1-1235 Columbus OH 43240-2050	Record	11.859%	7.97%	6.89%

One Group Government Bond Fund	A	Merrill Lynch Pierce Fenner & Smith Inc For The Sole Benefit Of Customers 4800 Deer Lake Dr East Jacksonville FL 32246-6484	Record	7.021%	0.62%	0.52%

One Group Government Bond Fund	C	Morgan Keegan & Company, Inc.^ FBO Alabama Municipal Insurance Cor AMIC - Cash 535 Adams Avenue Montgomery AL 36104-4333	Record	10.621%	0.35%	0.29%

One Group Government Bond Fund	C	Banc One Securities Corp FBO The One Investment Solution Attn Wrap Processing OH1-1244 Suite J-2 1111 Polaris Pkwy	Record	8.596%	0.28%	0.24%

One Group Government Bond Fund	C	Merrill Lynch Pierce Fenner & Smith Inc For The Sole Benefit Of Customers 4800 Deer Lake Dr East Jacksonville FL 32246-6484	Record	5.561%	0.18%	0.15%

One Group Government Bond Fund	I	Strafe & Co BOIA-One Group Operations 1111 Polaris Parkway PO Box 711234 Columbus OH 43271-0001	Record	63.185%	49.45%	41.80%

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Fund	Class	Name and Address of Owner	Type of Ownership	Percentage of Class of Shares	Percentage of Fund	Percentage of Combined Fund after Reorganization*
One Group Government Bond Fund	I	One Group Investor Balanced Fd One Group Services Company 1111 Polaris Parkway Suite 2G PO Box 711235 OH1-1235 Columbus OH 43240-2050	Record	17.507%	13.70%	11.58%

One Group Government Bond Fund	I	One Group Investor Conservative Growth Fund One Group Services 1111 Polaris Parkway Suite 2G PO Box 711235 OH1-1235 Columbus OH 43240-2050	Record	9.914%	7.76%	6.56%

One Group Government Bond Fund	I	One Group Investor Growth & Income Fund One Group Services Company 1111 Polaris Parkway Suite 2G PO Box 711235 OH1-1235 Columbus OH 43240-2050	Record	8.660%	6.78%	5.73%

One Group Large Cap Growth Fund	C	Kemper Service Company Master Account FBO Participating Kemflex Plans Attn: TA Accounting 7th FL 811 Main St Kansas City MO 64105-2005	Record	22.254%	0.18%	0.17%

One Group Large Cap Growth Fund	C	Banc One Securities Corp FBO The One Investment Solution Attn Wrap Processing OH1-1244 Suite J-2 1111 Polaris Pkwy	Record	21.988%	0.18%	0.17%

One Group Large Cap Growth Fund	I	Strafe And Co PO Box 711234 Columbus OH 43271-0001	Record	55.601%	42.12%	40.80%

One Group Large Cap Growth Fund	I	One Group Investor Growth & Income Fund One Group Services Company 1111 Polaris Parkway Suite 2G PO Box 711235 OH1-1235 Columbus OH 43240-2050	Record	13.690%	10.37%	10.07%

One Group Large Cap Growth Fund	I	One Group Investor Growth Fund One Group Services Company 1111 Polaris Parkway Suite 2G PO Box 711235 OH1-1235 Columbus OH 43240-2050	Record	9.361%	7.09%	6.89%

One Group Large Cap Growth Fund	I	Bank One Trust Co NA TTEE FBO Bank One Corporation Attn: DC Plan Admin Team One Investors Way MS N2E Norwood MA 02062-1599	Record	8.706%	6.60%	6.40%

One Group Large Cap Growth Fund	I	One Group Investor Balanced Fd One Group Services Company 1111 Polaris Parkway Suite 2G PO Box 711235 OH1-1235 Columbus OH 43240-2050	Record	6.289%	4.76%	4.63%

One Group Small Cap Growth Fund	A	Bank One As Trustee FBO Siemens Dematic Rapistan Salaried 4 1 Bank One Plaza, Ste IL1-0643 Chicago IL 60670-0001	Record	10.158%	1.23%	1.19%

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Fund	Class	Name and Address of Owner	Type of Ownership	Percentage of Class of Shares	Percentage of Fund	Percentage of Combined Fund after Reorganization*
One Group Small Cap Growth Fund	C	Merrill Lynch Pierce Fenner & Smith Inc For The Sole Benefit Of Customers 4800 Deer Lake Dr East Jacksonville FL 32246-6484	Record	39.029%	0.63%	0.61%

One Group Small Cap Growth Fund	I	Strafe And Co PO Box 711234 Columbus OH 43271-00013	Record	77.104%	62.90%	61.02%

One Group Small Cap Growth Fund	I	One Group Investor Growth & Income Fund One Group Services Company 1111 Polaris Parkway Suite 2G PO Box 711235 OH1-1235 Columbus OH 43240-2050	Record	5.839%	4.76%	4.62%

One Group Small Cap Growth Fund	I	Putnam Fiduciary Trust Co TTEE FBO Bank One Savings & Investment Plan Investors Way Attn DC Plan Admin Norwood MA 02062	Record	5.422%	4.42%	4.29%

One Group Small Cap Growth Fund	I	One Group Investor Growth Fund One Group Services Company 1111 Polaris Parkway Suite 2G PO Box 711235 OH1-1235 Columbus OH 43240-2050	Record	5.193%	4.24%	4.11%

One Group Tax-Free Bond Fund	A	Merrill Lynch Pierce Fenner & Smith Inc For The Sole Benefit Of Customers 4800 Deer Lake Dr East Jacksonville FL 32246-6484	Record	6.092%	0.67%	0.29%

One Group Tax-Free Bond Fund	I	Strafe & Co BOIA-One Group Operations 1111 Polaris Parkway PO Box 711234 Columbus OH 43271-0001.	Record	98.864%	85.35%	36.60%

  *  On a pro forma basis, assuming the value of the shareholder's interest in the Fund on the date of consummation of the Reorganization is the same as on October 27, 2004.

As of the Record Date: (i) the officers and Trustees of J.P. Morgan Mutual Fund Select Group beneficially owned as a group less than 1% of the outstanding voting securities of each of JPMorgan Bond Fund II, JPMorgan U.S. Treasury Income Fund, JPMorgan Tax Free Income Fund, JPMorgan Equity Income Fund and JPMorgan Equity Growth Fund, respectively.

As of the Record Date, the officers and Trustees of One Group Mutual Funds beneficially owned as a group less than 1% of the outstanding voting securities of each of One Group Bond Fund, One Group Government Bond Fund, One Group Tax-Free Bond Fund, One Group Equity Income Fund, One Group Large Cap Growth Fund and One Group Small Cap Growth Fund, respectively.

The votes of the shareholders of One Group Funds are not being solicited since their approval or consent is not necessary for the Reorganizations to take place.

LEGAL MATTERS

Certain legal matters concerning the issuance of shares of the One Group Funds will be passed upon by Dechert LLP, 1775 I Street, N.W., Washington, DC 20006.

THE TRUSTEES OF THE JPMORGAN FUNDS, INCLUDING THE INDEPENDENT TRUSTEES, RECOMMEND APPROVAL OF THE REORGANIZATION AGREEMENTS AND ANY UNMARKED PROXIES WITHOUT INSTRUCTIONS TO THE CONTRARY WILL BE VOTED IN FAVOR OF APPROVAL OF THE RELEVANT REORGANIZATION AGREEMENT

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APPENDIX A

Legal Proceedings and Additional Fee and Expense Information

On September 3, 2003, the New York Attorney General ("NYAG") simultaneously filed and settled a complaint (the "Canary Complaint") against Canary Capital Partners, LLC, et al. (collectively, "Canary"). The Canary Complaint alleged, among other things, that Canary had engaged in improper trading practices with certain mutual funds in One Group Mutual Funds. Specifically, the NYAG alleged that Canary engaged in certain activities that it characterized as "market timing" and also "late trading."

On June 29, 2004, Banc One Investment Advisors entered into agreements with the Securities and Exchange Commission (the "SEC") and the NYAG in resolution of investigations conducted by the SEC and the NYAG into market timing of certain Funds, possible late trading of certain Funds and related matters. In its settlement with the SEC, Banc One Investment Advisors consented to the entry of an order by the SEC (the "SEC Order") instituting and settling administrative and cease-and-desist proceedings against it. Under the terms of the SEC Order and the settlement agreement, Banc One Investment Advisors or its affiliates agreed to pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which will be distributed to certain current and former shareholders of the Funds as noted below. The settlement agreement with the NYAG also requires Banc One Investment Advisors to reduce its management fee for certain Funds in the aggregate amount of approximately $8 million annually over the next five years. In addition, Banc One Investment Advisors has agreed to undertakings relating to, among other things, (i) governance changes designed to maintain the independence of the Board of Trustees and its chairman, and to ensure compliance with applicable federal securities laws, (ii) the retention of an independent consultant to conduct a review of supervisory, compliance and other policies and procedures designed to prevent and detect, among other things, breaches of fiduciary duty, (iii) an agreement to cease and desist from violations of certain provisions of the Investment Advisers Act of 1940 (the "Advisers Act") and the Investment Company Act of 1940, as amended ("1940 Act"), (iv) additional fee-related disclosure to investors, and (v) the retention of a senior officer to assist the Board in monitoring compliance and reviewing management fee arrangements.

Under the terms of the SEC Order and the settlement agreement, the $50 million payment by Banc One Investment Advisors will be used to fund a pool established for distribution to affected shareholders of certain Funds. This pool will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant in consultation with Banc One Investment Advisors and acceptable to the Board's independent trustees and the staff of the SEC. The distribution plan will provide for investors to receive, in order of priority, (i) their proportionate share of losses from market-timing, and (ii) a proportionate share of advisory fees paid by the Funds that suffered such losses during the period of such market-timing. It is currently expected that such amounts will be paid in 2005. More specific information on the distribution plan will be communicated at a later date in an appropriate manner.

Mark A. Beeson, the former president and chief executive officer of One Group Mutual Funds and a former senior managing director of Banc One Investment Advisors, was also named a respondent in the SEC Order and consented to its entry. As part of the settlement agreement with the SEC, Mr. Beeson agreed to, among other things, a civil money penalty and suspensions from association with any investment advisor or registered investment company. Mr. Beeson was not a party to the agreement with, nor was he sanctioned by, the NYAG.

The agreement with the SEC is reflected in the SEC Order, which states, among other things, that Banc One Investment Advisors and Mr. Beeson violated and/or aided and abetted and caused violations of the antifraud provisions of the Advisers Act and the 1940 Act by, among other things, (i) allowing excessive short-term trading in certain of the Funds that was inconsistent with the terms of the Funds' prospectus and that was potentially harmful to the Funds, (ii) failing to disclose to the Board or to shareholders, among other things, the conflict of interest created by market-timing arrangements, (iii) failing to charge redemption fees for redemptions by certain shareholders as required by the applicable prospectuses when other shareholders were charged the redemption fees, (iv) having no written procedures in place to prevent the nonpublic disclosure of Fund portfolio holdings and improperly providing confidential portfolio holdings to certain persons when others were not provided with or otherwise privy to the same information, and (v) causing Funds, without the knowledge of the Board, to participate in joint transactions raising a conflict of interest in violation of the 1940 Act. The settlement agreement with the NYAG contains statements consistent with those described in the preceding sentence regarding the SEC Order. Banc One Investment Advisors and Mr. Beeson neither admit nor deny the findings set forth in the SEC Order, and Banc One Investment Advisors neither admits nor denies the findings in its settlement agreement with the NYAG.

In addition to the matters involving the SEC and NYAG, over 20 lawsuits have been filed in connection with these circumstances in various state and federal courts around the country. These actions have been transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. On September 29, 2004, the plaintiffs in these actions filed two consolidated amended complaints in these cases. One compliant was filed as a putative class action on behalf of investors who purchased, held or redeemed shares of the Funds during specified periods and the other was filed as a derivative action on behalf of One Group Mutual Funds and its series. The lawsuits generally relate to the same facts that were the subject of the SEC Order and NYAG settlement discussed above.

These actions name as defendants, among others, Banc One Investment Advisors, Bank One Corporation and JPMorgan Chase & Co. (the former and current corporate parent of Bank One Investment Advisors), the Distributor, One Group Services Company (the Funds' former distributor), Bank One High Yield Partners, LLC (the sub-adviser to One Group High Yield Bond fund and One Group Income Bond Fund), certain officers of One Group Mutual Funds and Banc One Investment Advisors, the current Trustees and a former Trustee. The putative class action lawsuit also names One Group Mutual Funds as a defendant. These two actions collectively allege, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached Fund-related contracts, and (v) conspired to commit unlawful acts. These complaints seek, among other things, compensatory damages, restitution, disgorgement of unjustly earned profits, punitive damages, removal of the Trustees, removal of the Fund's investment advisers and the Distributor, rescission of the distribution and service plans adopted under Rule 12b-1 of the 1940 Act, the attorneys' fees.

It is possible that these matters and/or related developments may result in increased Fund redemptions and reduced sales of Fund shares, which could result in increased costs and expenses or otherwise adversely affect the Funds.

The foregoing speaks only as of the date of this prospectus. Additional lawsuits presenting allegations and requests for relief arising out of or in connection with any of the foregoing matters may be filed against these and related parties in the future.

Annual and Cumulative Expense Examples

As noted above, the settlement agreement with the NYAG requires Banc One Investment Advisors to establish reduced "net management fee rates" for certain Funds ("Reduced Rate Funds"). "Net Management Fee Rates" means the percentage fee rates specified in contracts between Banc One Investment Advisors and its affiliates and the Affected Funds, less waivers and reimbursements by Banc One Investment Advisors and its affiliates, in effect as of June 30, 2004. The settlement agreement requires that the reduced Net Management Fee Rates must result in a reduction of $8 million annually based upon assets under management as of June 30, 2004, for a total reduction over five years of $40 million from that which would have been paid by the Reduced Rate Funds on the Net Management Fee Rates as of June 30, 2004. To the extent that Banc One Investment Advisors and its affiliates have agreed as part of the settlement with the NYAG to waive or reimburse expenses of a Fund in connection with the settlement with the NYAG, those reduced Net Management Fee Rates are referred to as "Reduced Rates." The Reduced Rates will remain in place at least through June 30, 2009.

The One Group Government Bond Fund and One Group Equity Income Fund are subject to a Reduced Rate. The Reduced Rate was implemented on September 27, 2004 and will remain in place at least through June 30, 2009.

The required reductions may be made in the form of fee waivers or expense reimbursements in connection with the advisory agreement, administration agreement or distribution agreement. Beginning February 19, 2005, such reductions may also or instead be made in connection with the shareholder servicing agreement or other service agreements with affiliates. To the extent that such reductions are made in connection with class specific expenses in a manner consistent with applicable law, the Reduced Rates may affect different share classes of the same Affected Fund to differing degrees.

The "Gross Expense Ratio" includes the contractual expenses that make up the Net Management Fee Rates, Rule 12b-1 distribution fees, fees paid to vendors not affiliated with Banc One Investment Advisors that provide services to the Funds and other fees and expenses of the Funds. The "Net Expense Ratio" is Gross Expenses less any fee waviers or expense reimbursements to achieve the Reduced Rates or other fee waivers or expense reimbursements memorialized in a written contract between the Funds and Banc One Investment Advisors and its affiliates, as applicable. The ratios as of February 19, 2005 represent the expense ratios of the proforma combined fund assuming the merger is effective on that date.

Reduced Rate Funds

The table below shows the Reduced Rates for the A, B and Select Class shares of the One Group Government Bond Fund and the One Group Equity Income Fund.

		Net Expense Ratio		Gross Expense Ratio
Fund	Class	As of November 1, 2004	As of February 19, 2005	As of February 19, 2005
One Group Government Bond Fund	A	0.90%	0.75%	0.98%
	B	1.55%	1.48%	1.48%
	Select	0.65%	0.55%	0.73%
One Group Equity Income Fund	A	1.24%	1.14%	1.14%
	B	1.99%	1.64%	1.64%
	C	1.99%	1.64%	1.64%
	Select	0.99%	0.89%	0.89%

Non-Reduced Rate Funds

The table below shows the ratios for the A, B and Select Class shares of the Funds offered in this prospectus not subject to the Reduced Rate.

		Net Expense Ratio		Gross Expense Ratio
Fund	Class	As of November 1, 2004	As of February 19, 2005	As of February 19, 2005
One Group Bond Fund	A	0.85%	0.75%	0.96%
	B	1.50%	1.46%	1.46%
	Select	0.60%	0.60%	0.71%
One Group Tax-Free Bond Fund	A	0.87%	0.75%	0.94%
	B	1.52%	1.44%	1.44%
	Select	0.62%	0.58%	0.69%
One Group Large Cap Growth Fund	A	1.24%	1.24%	1.28%
	B	1.99%	1.78%	1.78%
	C	1.99%	1.78%	1.78%
	Select	0.99%	0.99%	1.03%
One Group Small Cap Growth Fund	A	1.30%	1.25%	1.37%
	Select	0.99%	1.00%	1.12%
	Institutional	0.85%	0.85%	0.97%

A Fund's annual return is reduced by its fees and expenses for that year. The examples below are intended to help you understand the annual and cumulative impact of the Fund's fees and expenses on your investment through a hypothetical investment of $10,000 held for the next 10 years. The examples assume the following:

•  On November 1, 2004, you invest $10,000 in the Fund and you will hold the shares for the entire 10 year period;

•  Your investment has a 5% return each year;

•  The Fund's operating expenses remain at the levels discussed below and are not affected by increases of decreases in Fund assets over time;

•  At the time of purchase, any applicable initial sales charges (loads) are deducted; and

•  There is no sales charge (load) on reinvested dividends.

•  If a Reduced Rate applies, it is assumed to apply for the entire 10 years shown in the example. There is no assurance, however, that Reduced Rates will in fact remain in effect after the mandatory fee reduction period which expires June 30, 2009.

•  The annual costs are calculated using the Net Expense Ratios for the period through the expiration of any fee waivers or expense reimbursements memorialized in a written contract between the Funds and Banc One Investment Advisors and its affiliates; and the Gross Expense Ratios thereafter.

"Annual Net Return" shows what effect the "Annual Costs" will have on the assumed 5% annual return for each year. "Gross Cumulative Return" shows what the cumulative return on your investment at the end of each fiscal year would be if Fund expenses are not deducted. "Net Cumulative Return" shows what the cumulative return on your investment at the end of each fiscal year would be assuming Fund expenses are deducted each year in the amount shown under "Annual Costs."

Your actual costs may be higher or lower than those shown.

Reduced Rate Funds

One Group Government Bond Fund

	Class A				Class B(1)
For the Year Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2005	$528	5.00%	4.20%	4.20%	$153	5.00%	3.50%	3.50%
October 31, 2006	$76	10.25%	8.63%	4.25%	$156	10.25%	7.14%	3.52%
October 31, 2007	$96	15.76%	13.08%	4.09%	$161	15.76%	10.91%	3.52%
October 31, 2008	$100	21.55%	17.70%	4.09%	$167	21.55%	14.82%	3.52%
October 31, 2009	$104	27.63%	22.51%	4.09%	$173	27.63%	18.86%	3.52%
October 31, 2010	$109	34.01%	27.53%	4.09%	$179	34.01%	23.04%	3.52%
October 31, 2011	$113	40.71%	32.74%	4.09%	$185	40.71%	27.37%	3.52%
October 31, 2012	$118	47.75%	38.17%	4.09%	$192	47.75%	31.86%	3.52%
October 31, 2013	$123	55.13%	43.82%	4.09%	$122	55.13%	37.25%	4.09%
October 31, 2014	$128	62.89%	49.70%	4.09%	$127	62.89%	42.86%	4.09%

(1)  Class B shares automatically convert to Class A shares after eight (8) years.

One Group Government Bond Fund

	Select Class
For the Year Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2005	$66	5.00%	4.35%	4.43%
October 31, 2006	$66	10.25%	9.06%	4.45%
October 31, 2007	$74	15.76%	13.79%	4.34%
October 31, 2008	$77	21.55%	18.73%	4.34%
October 31, 2009	$80	27.63%	23.89%	4.34%
October 31, 2010	$84	34.01%	29.26%	4.34%
October 31, 2011	$87	40.71%	34.87%	4.34%
October 31, 2012	$91	47.75%	40.72%	4.34%
October 31, 2013	$95	55.13%	46.83%	4.34%
October 31, 2014	$99	62.89%	53.20%	4.34%

One Group Equity Income Fund

	Class A				Class B(1)
For the Year Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2005	$638	5.00%	3.83%	3.83%	$177	5.00%	3.25%	3.25%
October 31, 2006	$114	10.25%	7.84%	3.86%	$172	10.25%	6.72%	3.36%
October 31, 2007	$119	15.76%	12.00%	3.86%	$178	15.76%	10.31%	3.36%
October 31, 2008	$123	21.55%	16.32%	3.86%	$184	21.55%	14.02%	3.36%
October 31, 2009	$128	27.63%	20.81%	3.86%	$190	27.63%	17.85%	3.36%
October 31, 2010	$133	34.01%	25.48%	3.86%	$197	34.01%	21.81%	3.36%
October 31, 2011	$138	40.71%	30.32%	3.86%	$203	40.71%	25.90%	3.36%
October 31, 2012	$143	47.75%	35.35%	3.86%	$210	47.75%	30.13%	3.36%
October 31, 2013	$149	55.13%	40.57%	3.86%	$151	55.13%	35.15%	3.86%
October 31, 2014	$155	62.89%	46.00%	3.86%	$157	62.89%	40.37%	3.86%

(1)  Class B shares automatically convert to Class A shares after eight (8) years.

One Group Equity Income Fund

	Class C				Select Class
For the Year Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2005	$177	5.00%	3.25%	3.25%	$94	5.00%	4.08%	4.08%
October 31, 2006	$172	10.25%	6.72%	3.36%	$95	10.25%	8.36%	4.11%
October 31, 2007	$178	15.76%	10.31%	3.36%	$98	15.76%	12.81%	4.11%
October 31, 2008	$184	21.55%	14.02%	3.36%	$102	21.55%	17.45%	4.11%
October 31, 2009	$190	27.63%	17.85%	3.36%	$107	27.63%	22.27%	4.11%
October 31, 2010	$197	34.01%	21.81%	3.36%	$111	34.01%	27.30%	4.11%
October 31, 2011	$203	40.71%	25.90%	3.36%	$116	40.71%	32.53%	4.11%
October 31, 2012	$210	47.75%	30.13%	3.36%	$120	47.75%	37.98%	4.11%
October 31, 2013	$217	55.13%	34.50%	3.36%	$125	55.13%	43.65%	4.11%
October 31, 2014	$224	62.89%	39.02%	3.36%	$130	62.89%	49.55%	4.11%

Non-Reduced Rate Funds

One Group Bond Fund

	Class A				Class B(1)
For the Year Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2005	$526	5.00%	4.22%	4.22%	$150	5.00%	3.53%	3.53%
October 31, 2006	$76	10.25%	8.65%	4.25%	$154	10.25%	7.19%	3.54%
October 31, 2007	$102	15.76%	13.04%	4.04%	$159	15.76%	10.99%	3.54%
October 31, 2008	$106	21.55%	17.61%	4.04%	$165	21.55%	14.92%	3.54%
October 31, 2009	$110	27.63%	22.36%	4.04%	$171	27.63%	18.98%	3.54%
October 31, 2010	$114	34.01%	27.30%	4.04%	$177	34.01%	23.20%	3.54%
October 31, 2011	$119	40.71%	32.44%	4.04%	$183	40.71%	27.56%	3.54%
October 31, 2012	$124	47.75%	37.79%	4.04%	$190	47.75%	32.07%	3.54%
October 31, 2013	$129	55.13%	43.36%	4.04%	$129	55.13%	37.41%	4.04%
October 31, 2014	$134	62.89%	49.15%	4.04%	$135	62.89%	42.96%	4.04%

(1)  Class B shares automatically convert to Class A shares after eight (8) years.

One Group Bond Fund

	Select Class
For the Year Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2005	$61	5.00%	4.40%	4.40%
October 31, 2006	$64	10.25%	8.99%	4.40%
October 31, 2007	$79	15.76%	13.67%	4.29%
October 31, 2008	$82	21.55%	18.55%	4.29%
October 31, 2009	$86	27.63%	23.63%	4.29%
October 31, 2010	$90	34.01%	28.94%	4.29%
October 31, 2011	$94	40.71%	34.47%	4.29%
October 31, 2012	$98	47.75%	40.24%	4.29%
October 31, 2013	$102	55.13%	46.25%	4.29%
October 31, 2014	$106	62.89%	52.53%	4.29%

One Group Tax-Free Bond Fund

	Class A				Class B(1)
For the Year Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2005	$527	5.00%	4.21%	4.21%	$149	5.00%	3.54%	3.54%
October 31, 2006	$76	10.25%	8.64%	4.25%	$152	10.25%	7.22%	3.56%
October 31, 2007	$100	15.76%	13.05%	4.06%	$157	15.76%	11.04%	3.56%
October 31, 2008	$104	21.55%	17.64%	4.06%	$163	21.55%	14.99%	3.56%
October 31, 2009	$108	27.63%	22.42%	4.06%	$169	27.63%	19.09%	3.56%
October 31, 2010	$112	34.01%	27.39%	4.06%	$175	34.01%	23.32%	3.56%
October 31, 2011	$117	40.71%	32.56%	4.06%	$181	40.71%	27.72%	3.56%
October 31, 2012	$121	47.75%	37.94%	4.06%	$187	47.75%	32.26%	3.56%
October 31, 2013	$126	55.13%	43.54%	4.06%	$127	55.13%	37.63%	4.06%
October 31, 2014	$131	62.89%	49.37%	4.06%	$132	62.89%	43.22%	4.06%

(1)  Class B shares automatically convert to Class A shares after eight (8) years.

One Group Tax-Free Bond Fund

	Select Class
For the Year Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2005	$61	5.00%	4.41%	4.41%
October 31, 2006	$62	10.25%	9.02%	4.42%
October 31, 2007	$77	15.76%	13.72%	4.31%
October 31, 2008	$80	21.55%	18.62%	4.31%
October 31, 2009	$84	27.63%	23.74%	4.31%
October 31, 2010	$87	34.01%	29.07%	4.31%
October 31, 2011	$91	40.71%	34.63%	4.31%
October 31, 2012	$95	47.75%	40.43%	4.31%
October 31, 2013	$99	55.13%	46.49%	4.31%
October 31, 2014	$103	62.89%	52.80%	4.31%

One Group Large Cap Growth Fund

	Class A				Class B(1)
For the Year Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2005	$645	5.00%	3.76%	3.76%	$187	5.00%	3.16%	3.16%
October 31, 2006	$124	10.25%	7.66%	3.76%	$187	10.25%	6.48%	3.22%
October 31, 2007	$133	15.76%	11.67%	3.72%	$193	15.76%	9.91%	3.22%
October 31, 2008	$138	21.55%	15.82%	3.72%	$199	21.55%	13.45%	3.22%
October 31, 2009	$143	27.63%	20.13%	3.72%	$205	27.63%	17.10%	3.22%
October 31, 2010	$148	34.01%	24.60%	3.72%	$212	34.01%	20.87%	3.22%
October 31, 2011	$154	40.71%	29.23%	3.72%	$219	40.71%	24.76%	3.22%
October 31, 2012	$160	47.75%	34.04%	3.72%	$226	47.75%	28.78%	3.22%
October 31, 2013	$166	55.13%	39.03%	3.72%	$168	55.13%	33.57%	3.72%
October 31, 2014	$172	62.89%	44.20%	3.72%	$174	62.89%	38.54%	3.72%

(1)  Class B shares automatically convert to Class A shares after eight (8) years.

One Group Large Cap Growth Fund

	Class C				Select Class
For the Year Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2005	$187	5.00%	3.16%	3.16%	$101	5.00%	4.01%	4.01%
October 31, 2006	$187	10.25%	6.48%	3.22%	$105	10.25%	8.18%	4.01%
October 31, 2007	$193	15.76%	9.91%	3.22%	$114	15.76%	12.48%	3.97%
October 31, 2008	$199	21.55%	13.45%	3.22%	$118	21.55%	16.94%	3.97%
October 31, 2009	$205	27.63%	17.10%	3.22%	$123	27.63%	21.58%	3.97%
October 31, 2010	$212	34.01%	20.87%	3.22%	$128	34.01%	26.41%	3.97%
October 31, 2011	$219	40.71%	24.76%	3.22%	$133	40.71%	31.43%	3.97%
October 31, 2012	$226	47.75%	28.78%	3.22%	$138	47.75%	36.65%	3.97%
October 31, 2013	$233	55.13%	32.92%	3.22%	$144	55.13%	42.07%	3.97%
October 31, 2014	$240	62.89%	37.20%	3.22%	$149	62.89%	47.71%	3.97%

One Group Small Cap Growth Fund

	Class A				Select Class
For the Year Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2005	$647	5.00%	3.73%	3.75%	$102	5.00%	4.00%	4.00%
October 31, 2006	$125	10.25%	7.62%	3.75%	$106	10.25%	8.16%	4.00%
October 31, 2007	$142	15.76%	11.53%	3.63%	$123	15.76%	12.36%	3.88%
October 31, 2008	$147	21.55%	15.58%	3.63%	$128	21.55%	16.72%	3.88%
October 31, 2009	$153	27.63%	19.98%	3.63%	$133	27.63%	21.25%	3.88%
October 31, 2010	$158	34.01%	24.12%	3.63%	$138	34.01%	25.95%	3.88%
October 31, 2011	$164	40.71%	28.63%	3.63%	$144	40.71%	30.84%	3.88%
October 31, 2012	$170	47.75%	33.30%	3.63%	$149	47.75%	35.92%	3.88%
October 31, 2013	$176	55.13%	38.14%	3.63%	$155	55.13%	41.19%	3.88%
October 31, 2014	$183	62.89%	43.15%	3.63%	$161	62.89%	46.67%	3.88%

One Group Small Cap Growth Fund

	Institutional Class
For the Year Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2005(a)	$60	3.48%	2.89%	2.89%
October 31, 2006	$89	8.65%	7.16%	4.15%
October 31, 2007	$106	14.09%	11.48%	4.03%
October 31, 2008	$110	19.79%	15.97%	4.03%
October 31, 2009	$115	25.78%	20.64%	4.03%
October 31, 2010	$119	32.07%	25.50%	4.03%
October 31, 2011	$124	38.67%	30.56%	4.03%
October 31, 2012	$129	45.61%	35.82%	4.03%
October 31, 2013	$134	52.89%	41.30%	4.03%
October 31, 2014	$140	60.53%	46.99%	4.03%

(a)  Information from February 19, 2005 through year end not annualized.

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APPENDIX B

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

ONE GROUP MUTUAL FUNDS
[ACQUIRED FUND COMPANY]

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION ("Agreement") is made as of this day of , 2004, by and between One Group Mutual Funds, a Massachusetts business trust ("OGMF"), with its principal place of business at 1111 Polaris Parkway, Suite B-2, Columbus, Ohio 43271, on behalf of its series, [OG Series] ("Acquiring Fund"), and [Acquired Fund Company], a [Massachusetts business trust/Maryland corporation] ("Acquired Fund Company"), with its principal place of business at [provide address], on behalf of its series, [Acquired Fund Company Series] ("Acquired Fund").

WHEREAS, each of the Acquired Fund and the Acquiring Fund is a series of an open-end, investment company of the management type registered pursuant to the Investment Company Act of 1940 ("1940 Act");

WHEREAS, this Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended ("Code");

WHEREAS, the contemplated reorganization and liquidation will consist of (1) the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Acquired Fund to the Acquiring Fund in exchange solely for classes of shares of beneficial interest of the Acquiring Fund ("Acquiring Fund Shares") corresponding to the classes of outstanding shares of [beneficial interest/common stock] of the Acquired Fund ("Acquired Fund Shares"), as described herein, (2) the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, and (3) the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund, as provided herein ("Reorganization"), all upon the terms and conditions hereinafter set forth in this Agreement;

WHEREAS, the Acquired Fund currently owns securities that are substantially similar to the those in which the Acquiring Fund is permitted to invest;

WHEREAS, the Trustees of OGMF have determined, with respect to the Acquiring Fund, that the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and

WHEREAS, the [Trustees/Directors] of Acquired Fund Company have determined, with respect to the Acquired Fund, that the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.  TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR ACQUIRING FUND SHARES, THE ASSUMPTION OF ALL ACQUIRED FUND LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED FUND

1.1  Subject to requisite approvals and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, Acquired Fund Company, on behalf of the Acquired Fund, agrees to sell, assign, convey, transfer and deliver all of its property and assets, as set forth in paragraph 1.2, to the Acquiring Fund, and OGMF, on behalf of the Acquiring Fund, agrees in exchange therefor: (a) to deliver to the Acquired Fund the number of full and fractional Acquiring Fund Shares corresponding to each class of the Acquired Fund Shares as of the time and date set forth in paragraph 3.1, determined by dividing the value of the Acquired Fund's net assets with respect to each class of the Acquired Fund (computed in the manner and as of the time and date set forth in paragraph 2.1) by the net asset value of one share of the corresponding class of Acquiring Fund Shares (computed in the manner and as of the time and date set forth in paragraph 2.2); and (b) to assume all liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place on the date of the closing provided for in paragraph 3.1 ("Closing Date"). [For purposes of this Agreement, the Class [ ] shares of the Acquired Fund correspond to the Class [ ] shares of the Acquiring Fund, the Class [ ] shares of the Acquired Fund correspond to the Class [ ] shares of the Acquired Fund, and the term Acquiring Fund Shares should be read to include each such class of shares of the Acquiring Fund.]

1.2.  The property and assets of Acquired Fund Company attributable to the Acquired Fund and to be sold, assigned, conveyed, transferred and delivered to and acquired by OGMF, on behalf of the Acquiring Fund, shall consist of all assets and property, including, without limitation, all rights, cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Valuation Date as defined in paragraph 2.1 (collectively, "Assets"). The Acquired Fund will sell, assign, convey, transfer and deliver to the Acquiring Fund any rights, stock dividends, or other securities received by the Acquired Fund after the Closing Date as stock dividends or other distributions on or with respect to the property and assets transferred, which rights, stock dividends, and other securities shall be deemed included in the property and assets transferred to the Acquiring Fund at the Closing Date and shall not be separately valued, in which case any such distribution that remains unpaid as of the Closing Date shall be included in the determination of the value of the assets of the Acquired Fund acquired by the Acquiring Fund.

1.3.  The Acquired Fund will make reasonable efforts to discharge all of its known liabilities and obligations prior to the Valuation Date. OGMF, on behalf of the Acquiring Fund, shall assume all of the liabilities of the Acquired Fund, whether accrued or contingent, known or unknown, existing at the Valuation Date (collectively, "Liabilities"). On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.4.  Immediately following the actions contemplated by paragraph 1.1, Acquired Fund Company shall take such actions necessary to complete the liquidation of the Acquired Fund. To complete the liquidation, Acquired Fund Company, on behalf of the Acquired Fund, shall (a) distribute to its shareholders of record with respect to each class of Acquired Fund Shares as of the Closing Date, as defined in paragraph 3.1 ("Acquired Fund Shareholders"), on a pro rata basis within that class, the Acquiring Fund Shares of the corresponding class received by Acquired Fund Company, on behalf of the Acquired Fund, pursuant to paragraph 1.1 and (b) completely liquidate. Such liquidation shall be accomplished, with respect to each class of Acquired Fund Shares, by the transfer of the corresponding Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of each class of Acquiring Fund Shares to be so credited to each corresponding class of Acquired Fund Shareholders shall, with respect to each class, be equal to the aggregate net asset value of the Acquired Fund Shares of each corresponding class owned by Acquired Fund Shareholders on the Closing Date. All issued and outstanding Acquired Fund Shares will be canceled on the books of the Acquired Fund. The Acquiring Fund shall not issue certificates representing any class of Acquiring Fund Shares in connection with such exchange.

1.5.  Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent.

1.6.  Any reporting responsibility of the Acquired Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns, or other documents with the Securities and Exchange Commission ("Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2.  VALUATION

2.1  The value of the Assets shall be determined as of the time for calculation of the net asset value of the Acquired Fund as set forth in its then-current prospectus, and after the declaration of any dividends by the Acquired Fund, on the Closing Date (such time and date being hereinafter called the "Valuation Date"), computed using the valuation procedures set forth in the then-current prospectus and statement of additional information, as supplemented, with respect to the Acquired Fund and valuation procedures established by Acquired Fund Company's Board of [Trustees/Directors]. All computations of value shall be made by [ ], in its capacity as [ ] for the Acquired Fund, and shall be subject to confirmation by the Acquiring Fund's recordkeeping agent.

2.2  The net asset value per share of each class of Acquiring Fund Shares shall be determined to the nearest full cent as of the time for calculation of the net asset value of the Acquiring Fund as set forth in its then-current prospectus on the Closing Date, using the valuation procedures set forth in the then-current prospectus and statement of additional information, as supplemented, with respect to the Acquiring Fund and valuation procedures established by OGMF's Board of Trustees. All computations of value shall be made by [    ], in its capacity as [    ] for the Acquiring Fund, and shall be subject to confirmation by the Acquired Fund's recordkeeping agent.

2.3  The number of Acquiring Fund Shares of each class to be issued in exchange for the Assets shall be determined with respect to each such class by dividing the value of the net assets with respect to each class of Acquired Fund Shares, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Fund Share of the corresponding class, determined using the same valuation procedures referred to in paragraph 2.2.

3.  CLOSING AND CLOSING DATE

3.1.  The Closing Date shall be February 18, 2005, or such other date as the parties may agree. All acts taking place at the closing of the transactions provided for in this Agreement ("Closing") shall be deemed to take place simultaneously as of the close of business on the Closing Date unless otherwise agreed to by the parties. The "close of business" on the Closing Date shall be as of 5:00 p.m., Eastern Time. The Closing shall be held at the offices of [ ] or at such other time and/or place as the parties may agree.

3.2.  Acquired Fund Company shall direct J.P. Morgan Chase Bank, as custodian for the Acquired Fund ("Acquired Fund Custodian"), to deliver to OGMF, at the Closing, a certificate of an authorized officer stating that (i) the Assets of the Acquired Fund have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets of the Acquired Fund, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund's portfolio securities represented by a certificate or other written instrument shall be presented by the Acquired Fund Custodian to J.P. Morgan Chase Bank, as the custodian for the Acquiring Fund ("Acquiring Fund Custodian"). Such presentation shall be made for examination no later than five business days preceding the Closing Date, and such certificates and other written instruments shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Acquired Fund Custodian shall deliver to the Acquiring Fund Custodian as of the Closing Date by book entry, in accordance with the customary practices of the Acquired Fund Custodian and of each securities depository, as defined in Rule 17f-4 under the 1940 Act, the Assets deposited with such depositories. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

3.3.  Acquired Fund Company shall direct Boston Financial Data Services, in its capacity as transfer agent for the Acquired Fund ("Transfer Agent"), to deliver to OGMF at the Closing a certificate of an authorized officer stating that its records contain the name and address of each Acquired Fund Shareholder and the number and percentage ownership of each outstanding class of Acquired Fund Shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall deliver to the Secretary of the Acquired Fund a confirmation evidencing that (a) the appropriate number of Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund pursuant to paragraph 1.1 prior to the actions contemplated by paragraph 1.4 and (b) the appropriate number of Acquiring Fund Shares have been credited to the accounts of the Acquired Fund Shareholders on the books of the Acquiring Fund pursuant to paragraph 1.4. At the Closing each party shall deliver to the other party such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as the other party or its counsel may reasonably request.

3.4.  In the event that at the Valuation Date (with respect to the Acquired Fund) or at the time of calculation of the net asset value per share of each class of Acquiring Fund Shares pursuant to paragraph 2.2 (with respect to the Acquiring Fund) (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund (each an "Exchange") shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund is impracticable (in the judgment of the Board of Trustees of OGMF with respect to the Acquiring Fund and the Board of [Trustees/Directors] of Acquired Fund Company with respect to the Acquired Fund), the Closing Date shall be postponed until the first Friday (that is also a business day) after the day when trading shall have been fully resumed and reporting shall have been restored.

4.  REPRESENTATIONS AND WARRANTIES

4.1  Except as has been fully disclosed to OGMF in Schedule 4.1 to this Agreement, Acquired Fund Company, on behalf of the Acquired Fund, represents and warrants to OGMF as follows:

(a)  The Acquired Fund is duly established as a series of Acquired Fund Company, which is a [business trust/corporation] duly organized, existing and in good standing under the laws of the [Commonwealth of

Massachusetts/State of Maryland], with power under its [Declaration of Trust/Articles of Incorporation], as amended ("Charter"), to own all of its Assets and to carry on its business as it is being conducted as of the date hereof. Acquired Fund Company is not required to qualify as a foreign [trust or association/corporation] in any jurisdiction, except for any jurisdiction in which it has so qualified or in which a failure to so qualify would not have a material adverse effect. Acquired Fund Company has all necessary federal, state and local authorization to carry on its business as now being conducted and to fulfill the terms of this Agreement, except as set forth in paragraph 4.1. [The obligations of Acquired Fund Company entered into in the name or on behalf thereof by any of the Trustees, officers, employees or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, officers, employees, agents or shareholders of Acquired Fund Company personally, but bind only the assets of Acquired Fund Company and all persons dealing with any series or funds of Acquired Fund Company, such as the Acquiring Fund, must look solely to the assets of Acquired Fund Company belonging to such series or fund for the enforcement of any claims against Acquired Fund Company.]

(b)  Acquired Fund Company is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of each class of Acquired Fund Shares under the Securities Act of 1933, as amended ("1933 Act"), is in full force and effect.

(c)  No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended ("1934 Act"), the 1940 Act, state securities laws and the Hart-Scott-Rodino Act.

(d)  The current prospectus and statement of additional information of the Acquired Fund conforms in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(e)  On the Closing Date, Acquired Fund Company, on behalf of the Acquired Fund, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, convey, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for the Assets, OGMF, on behalf of the Acquiring Fund, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act.

(f)  The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result in, (i) a material violation of the Charter or [Code of Regulations/by-laws] of Acquired Fund Company or of any agreement, indenture, instrument, contract, lease or other undertaking to which Acquired Fund Company, on behalf of the Acquired Fund, is a party or by which it is bound, or (ii) the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which Acquired Fund Company, on behalf of the Acquired Fund, is a party or by which it is bound.

(g)  All material contracts or other commitments of the Acquired Fund (other than this Agreement, contracts listed in Schedule 4.1 and certain investment contracts, including options, futures, and forward contracts) will terminate without liability to the Acquired Fund on or prior to the Closing Date. Each contract listed in Schedule 4.1 is a valid, binding and enforceable obligation of each party thereto (assuming due authorization, execution and delivery by the other party thereto) and the assignment by the Acquired Fund to the Acquiring Fund of each such contract will not result in the termination of such contract, any breach or default thereunder or the imposition of any penalty thereunder.

(h)  No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to Acquired Fund Company's knowledge, threatened against Acquired Fund Company, with respect to the Acquired Fund or any of its properties or assets, that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. Acquired Fund Company, on behalf of the Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

(i)  The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund at [provide date], have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm, and are in accordance with accounting principles generally accepted in the United States of America ("GAAP") consistently applied, and such statements (true and correct copies of which have been furnished to OGMF) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent, accrued or other liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date that are not disclosed therein. The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund at [provide date] (unaudited), [are/will be when sent to Acquired Fund shareholders in the regular course] in accordance with GAAP consistently applied, and such statements (true and correct copies of which [have been/will be] furnished to OGMF) [present/will present fairly], in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and [there are no/all] known contingent, accrued or other liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date [that are not disclosed therein/will be disclosed therein].

(j)  Since [provide date], there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness, other than the incurrence of indebtedness in the ordinary course of business in accordance with the Acquired Fund's investment restrictions. For the purposes of this subparagraph (j), a decline in net asset value per share of Acquired Fund Shares due to declines in market values of securities held by the Acquired Fund, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund Shares by shareholders of the Acquired Fund shall not constitute a material adverse change.

(k)  On the Closing Date, all federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof and, to the best of Acquired Fund Company's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns.

(l)  For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed substantially all of (i) the excess of (x) its investment income excludible from gross income under Section 103 of the Code over (y) its deductions disallowed under Sections 265 and 171 of the Code (net tax-exempt income), (ii) its investment company taxable income (computed without regard to any deduction for dividends paid) and (iii) any net capital gain (after reduction for any capital loss carryover) (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends intended to be sufficient to distribute all of its net tax-exempt income, investment company taxable income and net capital gain for the period ending on the Closing Date.

(m)  All issued and outstanding Acquired Fund Shares are, and on the Closing Date will be, duly authorized and validly and legally issued and outstanding, fully paid and non-assessable by Acquired Fund Company and will have been offered and sold in every state, territory and the District of Columbia in compliance in all material respects with applicable registration requirements of all applicable federal and state securities laws. All of the issued and outstanding Acquired Fund Shares will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund Shares, nor is there outstanding any security convertible into any of the Acquired Fund Shares. The Acquired Fund will review its assets to ensure that at any time prior to the Closing Date its assets do not include any assets that the Acquiring Fund is not permitted, or reasonably believes to be unsuitable for it, to acquire, including without limitation any security that, prior to its acquisition by the Acquired Fund, is unsuitable for the Acquiring Fund to acquire.

(n)  The execution, delivery and performance of this Agreement, and the transactions contemplated herein, have been duly authorized by all necessary corporate action on the part of the Board of [Trustees/Directors] of Acquired Fund Company, and by the approval of the Acquired Fund's shareholders, as described in paragraph 8.1, and this Agreement constitutes a valid and binding obligation of Acquired Fund Company, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles.

(o)  The combined proxy statement and prospectus ("Proxy Statement") to be included in the Registration Statement (as defined in paragraph 5.6), insofar as it relates to the Acquired Fund and the Acquired

Fund Company, will from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Fund contemplated therein and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading (provided that this representation and warranty shall not apply to statements in or omissions from the Proxy Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein) and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder. The information to be furnished by the Acquired Fund for use in registration statements and other documents filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

4.2  Except as has been fully disclosed to Acquired Fund Company in Schedule 4.2 to this Agreement, OGMF, on behalf of the Acquiring Fund, represents and warrants to Acquired Fund Company as follows:

(a)  The Acquiring Fund is duly established as a series of OGMF, which is a business trust duly organized, existing, and in good standing under the laws of the Commonwealth of Massachusetts with the power under OGMF's Declaration of Trust to own all of its properties and assets and to carry on its business as contemplated by this Agreement. OGMF is not required to qualify as a foreign trust or association in any jurisdiction, except for any jurisdiction in which it has so qualified or in which a failure to so qualify would not have a material adverse effect. OGMF has all necessary federal, state and local authorization to carry on its business as now being conducted and to fulfill the terms of this Agreement, except as set forth in paragraph 4.2(c). The obligations of OGMF entered into in the name or on behalf thereof by any of the Trustees, officers, employees or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, officers, employees, agents or shareholders of OGMF personally, but bind only the assets of OGMF and all persons dealing with any series or funds of OGMF, such as the Acquired Fund, must look solely to the assets of OGMF belonging to such series or fund for the enforcement of any claims against OGMF.

(b)  OGMF is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of each class of the Acquiring Fund Shares under the 1933 Act will be in full force and effect as of the Closing Date.

(c)  No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, state securities laws and the Hart-Scott-Rodino Act.

(d)  The current prospectus and statement of additional information of the Acquiring Fund conforms in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(e)  The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of OGMF's Declaration of Trust or Code of Regulations or of any agreement, indenture, instrument, contract, lease or other undertaking to which OGMF, on behalf of the Acquiring Fund, is a party or by which it is bound, or (ii) the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which OGMF, on behalf of the Acquiring Fund, is a party or by which it is bound.

(f)  Except as disclosed in Schedule 4.2 to this Agreement, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to OGMF's knowledge, threatened against OGMF, with respect to the Acquiring Fund or any of the Acquiring Fund's properties or assets, that, if adversely determined, would materially and adversely affect the Acquiring Fund's financial condition or the conduct of its business. Except as disclosed in Schedule 4.2 to this Agreement, OGMF, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund's business or its ability to consummate the transactions herein contemplated.

(g)  The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquiring Fund at June 30, 2004, have been audited by PricewaterhouseCoopers LLP,

Independent Registered Public Accounting Firm, and are in accordance with accounting principles generally accepted in the United States of America ("GAAP") consistently applied, and such statements (true and correct copies of which have been furnished to Acquired Fund Company) present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent, accrued or other liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date that are not disclosed therein. The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquiring Fund at December 31, 2004, will be when sent to Acquiring Fund shareholders in the regular course in accordance with GAAP consistently applied, and such statements (true and correct copies of which will be furnished to Acquired Fund Company) will present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and all known contingent, accured or other liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date will be disclosed therein.

(h)  Since June 30, 2004, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness, other than the incurrence of indebtedness in the ordinary course of business in accordance with the Acquiring Fund's investment restrictions. For the purposes of this subparagraph (h), a decline in net asset value per share of Acquiring Fund Shares due to declines in market values of securities held by the Acquiring Fund, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by shareholders of the Acquiring Fund shall not constitute a material adverse change.

(i)  On the Closing Date, all federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof and, to the best of OGMF's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns.

(j)  For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed substantially all of its (i) its investment company taxable income (computed without regard to any deduction for dividends paid) and (ii) net capital gain (after reduction for any capital loss carryover) (as defined in the Code) for periods ending prior to the Closing Date.

(k)  All of the issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly authorized and validly and legally issued and outstanding, fully paid and non-assessable by OGMF and will have been offered and sold in every state, territory and the District of Columbia in compliance in all material respects with applicable registration requirements of all applicable federal and state securities laws. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares. All of the Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to this Agreement will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly and legally issued Acquiring fund Shares and be fully paid and non-assessable by OGMF.

(l)  The execution, delivery and performance of this Agreement, and the transactions contemplated herein, have been duly authorized by all necessary action on the part of the Board of Trustees of OGMF and this Agreement constitutes a valid and binding obligation of OGMF, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles.

(m)  The Proxy Statement to be included in the Registration Statement, insofar as it relates to the Acquiring Fund, OGMF and the Acquiring Fund Shares, will from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Fund contemplated therein and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading (provided that this representation and warranty shall not apply to statements in or omissions from the Proxy Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein) and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder. The information to be furnished by the Acquiring Fund for use in registration statements and other documents filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

5.  COVENANTS

Acquired Fund Company, on behalf of the Acquired Fund, and OGMF, on behalf of the Acquiring Fund, respectively, hereby further covenant as follows:

5.1.  The Acquired Fund and the Acquiring Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2.  Acquired Fund Company will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3.  The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4.  The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund Shares.

5.5.  Subject to the provisions of this Agreement, each of the Acquiring Fund and the Acquired Fund covenant to take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6.  OGMF shall prepare and file a Registration Statement on Form N-14 in compliance with the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder with respect to the Reorganization ("Registration Statement"). The Acquired Fund will provide to the Acquiring Fund such information regarding the Acquired Fund as may be reasonably necessary for the preparation of the Registration Statement.

5.7.  Each of the Acquiring Fund and the Acquired Fund covenant to use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.8.  Acquired Fund Company, on behalf of the Acquired Fund, covenants that it will, from time to time, as and when reasonably requested by OGMF, execute and deliver or cause to be executed and delivered all such assignments and other instruments and will take or cause to be taken such further action as OGMF, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) Acquired Fund Company's title to and possession of the Acquiring Fund Shares to be delivered hereunder and (b) OGMF's title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

5.9.  The Acquiring Fund covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

5.10.  The Acquiring Fund shall not change its Declaration of Trust, prospectus or statement of additional information prior to closing so as to restrict permitted investments for the Acquiring Fund prior to the closing, except as required by the Commission.

6.  CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRED FUND

The obligations of Acquired Fund Company, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at Acquired Fund Company's election, to the performance by OGMF, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1.  All representations and warranties of OGMF, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

6.2.  OGMF, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by OGMF, on behalf of the Acquiring Fund, on or before the Closing Date.

6.3.  OGMF shall have executed and delivered an assumption of the Liabilities and all such other agreements and instruments as Acquired Fund Company may reasonably deem necessary or desirable in order to vest in and confirm (a) Acquired Fund Company's title to and possession of the Acquiring Fund Shares to be delivered hereunder and (b) OGMF's assumption of all of the Liabilities and otherwise to carry out the intent and purpose of this Agreement.

6.4.  OGMF, on behalf of the Acquiring Fund, shall have delivered to the Acquired Fund a certificate executed in the name of OGMF, on behalf of the Acquiring Fund, by OGMF's President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to Acquired Fund Company and dated as of the Closing Date, as to the matters set forth in paragraphs 6.1 and 6.2 and as to such other matters as Acquired Fund Company shall reasonably request.

6.5.  The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.  CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRING FUND

The obligations of OGMF, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at OGMF's election, to the performance by Acquired Fund Company, on behalf of the Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

7.1.  All representations and warranties of Acquired Fund Company, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

7.2.  Acquired Fund Company, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by Acquired Fund Company, on behalf of the Acquired Fund, on or before the Closing Date.

7.3.  Acquired Fund Company shall have delivered to the Acquiring Fund a statement of the Assets and Liabilities, as of the Closing Date, including a schedule of investments, certified by the Treasurer of Acquired Fund Company. Acquired Fund Company shall have executed and delivered all such assignments and other instruments of transfer as OGMF may reasonably deem necessary or desirable in order to vest in and confirm (a) Acquired Fund Company's title to and possession of the Acquiring Fund Shares to be delivered hereunder and (b) OGMF's title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

7.4.  Acquired Fund Company, on behalf of the Acquired Fund, shall have delivered to OGMF a certificate executed in the name of Acquired Fund Company, on behalf of the Acquired Fund, by Acquired Fund Company's President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to OGMF and dated as of the Closing Date, as to the matters set forth in paragraphs 7.1 and 7.2 and as to such other matters as OGMF shall reasonably request.

7.5.  The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

8.  FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRING FUND AND ACQUIRED FUND

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to Acquired Fund Company, on behalf of the Acquired Fund, or OGMF, on behalf of the Acquiring Fund, the other party to this Agreement shall be entitled, at its option, to refuse to consummate the transactions contemplated by this Agreement:

8.1.  This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provision of the Charter and [Code of Regulations/by-laws] of Acquired Fund Company, applicable state law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund.

Notwithstanding anything herein to the contrary, neither OGMF nor Acquired Fund Company may waive the condition set forth in this paragraph 8.1.

8.2.  On the Closing Date no action, suit or other proceeding shall be pending or, to OGMF's or to Acquired Fund Company's knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.3.  All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by OGMF or Acquired Fund Company to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

8.4.  The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.5.  The parties shall have received the opinion of Dechert LLP dated the Closing Date, substantially to the effect that, based upon certain facts, assumptions, and representations made by Acquired Fund Company, on behalf of the Acquired Fund, OGMF, on behalf of the Acquiring Fund, and their respective authorized officers, (i) the transaction contemplated by this Agreement will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Acquired Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by the Acquiring Fund upon receipt of the Assets in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Liabilities; (iii) the basis in the hands of the Acquiring Fund in the Assets will be the same as the basis of the Acquired Fund in the Assets immediately prior to the transfer thereof; (iv) the holding periods of the Assets in the hands of the Acquiring Fund will include the periods during which the Assets were held by the Acquired Fund; (v) no gain or loss will be recognized by the Acquired Fund upon the transfer of the Assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the Liabilities, or upon the distribution of the Acquiring Fund Shares by the Acquired Fund to its shareholders in liquidation; (vi) no gain or loss will be recognized by the Acquired Fund shareholders upon the exchange of their Acquired Fund Shares for the Acquiring Fund Shares; (vii) the aggregate basis of the Acquiring Fund Shares that each Acquired Fund shareholder receives in connection with the transaction will be the same as the aggregate basis of his or her Acquired Fund Shares exchanged therefor; (viii) an Acquired Fund shareholder's holding period for his or her Acquiring Fund Shares will be determined by including the period for which he or she held the Acquired Fund Shares exchanged therefore, provide that he or she held such Acquired Fund Shares as capital assets; and (ix) the Acquiring Fund will succeed to, and take into account (subject to the conditions and limitations specified in Sections 381, 382, 383, and 384 of the Code and the Regulations thereunder) the items of the Acquired Fund described in Section 381(c) of the Code. The opinion will not address whether gain or loss will be recognized with respect to any contracts subject to Section 1256 of the Code in connection with the reorganization. The delivery of such opinion is conditioned upon receipt by Dechert LLP of representations it shall request of OGMF and Acquired Fund Company. Notwithstanding anything herein to the contrary, neither OGMF nor Acquired Fund Company may waive the condition set forth in this paragraph 8.5.

8.6.  OGMF shall have received the opinion of [Acquired Fund Company's Counsel] dated the Closing Date (subject to customary assumptions, qualifications and limitations and in form and substance reasonably acceptable to OGMF) substantially to the effect that, based upon certain facts and certifications made by Acquired Fund Company, on behalf of the Acquired Fund, and its authorized officers, (a) Acquired Fund Company is a [business trust/corporation] duly [organized/incorporated] and validly existing under the laws of the [Commonwealth of Massachusetts/State of Maryland] and authorized to exercise all of the powers recited in its Charter under the laws of the [Commonwealth of Massachusetts/State of Maryland], and the Acquired Fund is a series of Acquired Fund Company; (b) assuming the due authorization, execution and deliver of this Agreement by OGMF on behalf of the Acquiring Fund, this Agreement constitutes a valid and legally binding obligation of Acquired Fund Company, on behalf of the Acquired Fund, enforceable against the Acquired Fund in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and similar laws of general applicability relating to or affecting creditors' rights and to general equity principles; provided that such counsel shall be entitled to state that it expresses no opinion with respect to the validity, binding effect or enforceability of any contractual provisions purporting to provide indemnification of any person for any claims, damages, liabilities or expenses which may be limited by any applicable Federal or state securities laws; (c) all actions required to be taken by Acquired Fund Company, on behalf of the Acquired Fund, to authorize the Agreement and to effect the transactions contemplated thereby have been duly authorized by all necessary action on the part of Acquired Fund Company; (d) the execution and delivery by Acquired Fund Company of this Agreement did not, and the performance by Acquired Fund Company, on behalf of the Acquired Fund, of its obligations under this Agreement will not, violate Acquired Fund Company's Charter or [Code of Regulations/by-laws]; provided, however, that such counsel shall be entitled to state that it expresses no opinion with respect to Federal or state securities laws, other antifraud laws and fraudulent transfer laws; and provided, further, that insofar as the performance by Acquired Fund Company, on behalf of the Acquired Fund, of its obligations under this Agreement is concerned, such counsel shall be entitled to state that it expresses no opinion as to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and similar laws of general applicability relating to or affecting creditors' rights and to general equity principles; and (e) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Acquired Fund, on behalf of the Acquired Fund, of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act and state securities laws. [With respect to all matters of Massachusetts law, such counsel shall be entitled to state that, with the approval of the Acquiring Fund, they have relied upon the opinion of Massachusetts counsel, and that its opinion is subject to the same assumptions, qualifications and limitations with respect to such matters as are contained in the opinion of Massachusetts counsel.] Such opinion also shall include such other matters incident to the transactions contemplated by this Agreement as the Acquiring Fund may reasonably request.

8.7.  Acquired Fund Company shall have received the opinion of Ropes & Gray LLP dated the Closing Date (subject to customary assumptions, qualifications and limitations and in form and substance reasonably acceptable to Acquired Fund Company) substantially to the effect that, based upon certain facts and certifications made by OGMF, on behalf of the Acquiring Fund, and its authorized officers, (a) OGMF is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts and authorized to exercise all of the powers recited in its Declaration of Trust under the laws of the Commonwealth of Massachusetts, and the Acquiring Fund is a series of OGMF; (b) the Acquiring Fund Shares are duly authorized and, upon delivery to Acquired Fund Company, on behalf of the Acquired Fund pursuant to this Agreement, will be validly issued, fully paid and non-assessable by OGMF, except to the extent that shareholders may be held personally liable for the obligations of OGMF and the Acquiring Fund under the laws of the Commonwealth of Massachusetts; (c) assuming the due authorization, execution and deliver of this Agreement by Acquired Fund Company on behalf of the Acquired Fund, this Agreement constitutes a valid and legally binding obligation of OGMF, on behalf of the Acquiring Fund, enforceable against the Acquiring Fund in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and similar laws of general applicability relating to or affecting creditors' rights and to general equity principles; provided that such counsel shall be entitled to state that it expresses no opinion with respect to the validity, binding effect or enforceability of any contractual provisions purporting to provide indemnification of any person for any claims, damages, liabilities or expenses which may be limited by any applicable Federal or state securities laws; (d) all actions required to be taken by OGMF, on behalf of the Acquiring Fund, to authorize the Agreement and to effect the transactions contemplated thereby have been duly authorized by all necessary action on the part of OGMF; (e) the execution and delivery by OGMF of this Agreement did not, and the performance by OGMF, on behalf of the Acquiring Fund, of its obligations under the Agreement will not, violate OGMF's Declaration of Trust or Code of Regulations; provided, however, that such counsel shall be entitled to state that it expresses no opinion with respect to Federal or state securities laws, other antifraud laws and fraudulent transfer laws; and provided, further, that insofar as the performance by OGMF, on behalf of the Acquiring Fund, of its obligations under the Agreement is concerned, such counsel shall be entitled to state that it expresses no opinion as to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and similar laws of general applicability relating to or affecting creditors' rights and to general equity principles; and (f) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by OGMF, on behalf of the Acquiring Fund, of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act and state securities laws. Such opinion also shall include such other matters incident to the transactions contemplated by this Agreement as the Acquired Fund may reasonably request.

8.8.  The Assets will include no assets which the Acquiring Fund, by reason of limitations contained in its Declaration of Trust or of investment restrictions disclosed in its current prospectus and statement of additional information, as supplemented, in effect on the Closing Date, may not properly acquire.

9.  INDEMNIFICATION

9.1.  OGMF, out of the Acquiring Fund's assets and property (including any amounts paid to the Acquiring Fund pursuant to any applicable liability insurance policies or indemnification agreements) agrees to indemnify and hold harmless Acquired Fund Company and its [Trustees/Directors] and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquired Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by OGMF or its Trustees or officers prior to the Closing Date, provided that such indemnification by OGMF (or any Acquiring Fund) is not (i) in violation of any applicable law or (ii) otherwise prohibited as a result of any applicable order or decree issued by any governing regulatory authority or court of competent jurisdiction.

9.2.  Acquired Fund Company, out of the Acquired Fund's assets and property including (including any amounts paid to the Acquired Fund pursuant to any applicable liability insurance policies or indemnification agreements) agrees to indemnify and hold harmless OGMF and its Trustees and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquiring Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any breach by the Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by Acquired Fund Company or its [Trustees/Directors] or officers prior to the Closing Date, provided that such indemnification by Acquired Fund Company (or any Acquired Fund) is not (i) in violation of any applicable law or (ii) otherwise prohibited as a result of any applicable order or decree issued by any governing regulatory authority or court of competent jurisdiction.

10.  BROKERAGE FEES AND EXPENSES

10.1.  OGMF, on behalf of the Acquiring Fund, and Acquired Fund Company, on behalf of the Acquired Fund, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

10.2.  The expenses relating to the Reorganization will be borne by Banc One Investment Advisors Corporation and J.P. Morgan Investment Management Inc. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation and filing of the Registration Statement and printing and distribution of the Proxy Statement, legal fees, accounting fees, securities registration fees, and expenses of holding a shareholders' meeting pursuant to paragraph 5.2. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

11.  ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

11.1.  OGMF and Acquired Fund Company agree that neither party has made any representation, warranty or covenant, on behalf of either the Acquiring Fund or the Acquired Fund, respectively, not set forth herein and that this Agreement constitutes the entire agreement between the parties.

11.2.  The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing and the obligations of each of the Acquired Fund and Acquiring Fund in Section 9 shall survive the Closing.

12.  TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by resolution of the either the Board of Trustees of OGMF or the Board of [Trustees/Directors] of Acquired Fund Company, at any time prior to the Closing Date, if circumstances should develop that, in the opinion of that Board, make proceeding with the Agreement inadvisable with respect to the Acquiring Fund or the Acquired Fund, respectively.

13.  AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of Acquired Fund Company and OGMF.

14.  NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, electronic delivery (i.e., e-mail) personal service or prepaid or certified mail addressed as follows:

If to OGMF, at the address of OGMF set forth in the preamble to this Agreement, in each case to the attention of Scott E. Richter and with a copy to Ropes & Gray LLP, 700 12th Street, NW, Washington, DC 20005, attn: Alan G. Priest;

If to Acquired Fund Company, at the address of Acquired Fund Company set forth in the preamble to this Agreement, in each case to the attention of Nina O. Shenker and with a copy to Sullivan & Cromwell LLP, 125 Broad Street, New York, NY 10004, attn: John E. Baumgardner, Jr.

15.  HEADINGS; GOVERNING LAW; SEVERABILITY; ASSIGNMENT; LIMITATION OF LIABILITY; RULE 145

15.1  The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

15.2.  This Agreement shall be governed by and construed in accordance with the laws of The Commonwealth of Massachusetts without regard to its principles of conflicts of laws.

15.3.  This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

15.4.  Pursuant to Rule 145 under the 1933 Act, the Acquired Fund will, in connection with the issuance of any Acquiring Fund Shares to any person who at the time of the transaction contemplated hereby is deemed to be an affiliate of a party to the transaction pursuant to Rule 145(c), cause to be affixed upon the certificates issued to such person (if any) a legend as follows:

"THESE SHARES HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY NOT BE SOLD OR OTHERWISE TRANSFERRED EXCEPT TO [ACQUIRING FUND] OR ITS PRINCIPAL UNDERWRITER UNLESS (i) A REGISTRATION STATEMENT WITH RESPECT THERETO IS EFFECTIVE UNDER THE SECURITIES ACT OF 1933, AS AMENDED, OR (ii) IN THE OPINION OF COUNSEL REASONABLY SATISFACTORY TO [ACQUIRING FUND] SUCH REGISTRATION IS NOT REQUIRED;"

and, further, the Acquired Fund will issue stop transfer instructions to its transfer agent with respect to such Acquired Fund Shares.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or any Vice President.

ONE GROUP MUTUAL FUNDS, on behalf of its series, [One Group Series] By: Name: Title:	[ACQUIRED FUND COMPANY], on behalf of its series, [Acquired Fund Company Series] By: Name: Title:

With respect to Section 10.2 of this Agreement, Accepted and Acknowledged by:

J.P. Morgan Investment Management Inc. By: Name: Title:	Banc One Investment Advisors Corporation By: Name: Title:

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APPENDIX C

HOW TO DO BUSINESS WITH THE FUNDS

As described in the Proxy Statement/Prospectus, the One Group Funds will be re-named in
February 2005. The names used in this Appendix are those that will be in effect if the Reorganizations are approved.

PURCHASING FUND SHARES

Where can I buy shares?

You may purchase Fund shares:

•  From Financial Intermediaries. These include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan sponsors or other intermediaries. Shares purchased this way will typically be held for you by the Financial Intermediary; and

•  Directly from the Funds through One Group Dealer Services, Inc. (the "Distributor").

When can I buy shares?

•  Purchases may be made on any business day. This includes any day that the Funds are open for business, other than weekends and days on which the New York Stock Exchange ("NYSE") is closed, including the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

•  Purchase requests received by the Fund or an authorized agent of the Fund in proper form before 4:00 p.m. Eastern Time ("ET") will be effective that day. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase requests received by the Fund or an authorized agent of the Fund after the NYSE closes will be effective the following business day.

•  If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase or redemption order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase and redemption requests.

•  The Funds do not authorize market timing and, except for the Funds identified below, use reasonable methods to seek to identify market timers and to prevent such activity. However, there can be no assurance that these methods will prevent market timing or other trading that may be deemed abusive. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. These risks are greater when a Fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE because market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Fund calculates its net asset value. The Funds or the Distributor will prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s), where they detect a pattern of either purchases and sales of one of these Funds, or exchanges between or among one of these Funds, that indicates market timing or trading that they determine is abusive.

•  The Funds' Board of Trustees has adopted policies and procedures that use a variety of methods to identify market timers, including reviewing "round trips" in and out of Funds by investors. A "round trip" includes a purchase or exchange into a Fund followed by a redemption or exchange out of the same Fund. The Distributor will reject your purchase orders or temporarily or permanently revoke your exchange privilege if you have completed two round trips within 60 days. In identifying market timers, the Distributor may also consider activity of accounts that it believes to be under common ownership or control.

•  Market timers may disrupt portfolio management and harm Fund performance. To the extent that the Funds are unable effectively to identify market timers, long-term investors may be adversely affected. Although the Funds use a variety of methods to detect and deter market timing, there is no assurance that the Funds will be able to identify and eliminate all market timers. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. While the Funds seek to monitor for market timing activities in omnibus accounts, the netting effect often makes it more difficult to locate and eliminate individual market timers from the Funds and there can be no assurances that the Funds will be able to do so.

•  Subject to the foregoing, the Funds will seek to apply these policies and restrictions as uniformly as practicable, except in cases of purchases, redemptions and exchanges made on a systematic basis, automatic reinvestments of dividends and distributions or purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap program, or as part of a bona fide asset allocation program. Please see the Statement of Additional Information for a further description of these arrangements.

•  JPMorgan Enhanced Income Fund, JPMorgan Short Duration Bond Fund, JPMorgan Short Term Bond Fund, JPMorgan Short Term Bond Fund II, JPMorgan Short Term Municipal Bond Fund, JPMorgan Tax Aware Enhanced Income Fund, JPMorgan Tax Aware Short-Intermediate Income Fund, JPMorgan Treasury & Agency Fund, JPMorgan Ultra Short Term Bond Fund (Short-Term Bond Funds) and the JPMorgan money market funds, which are intended for short-term investment horizons, do not monitor for market timers or prohibit such short-term trading activity. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading may disrupt their management and increase their expenses.

•  In addition to rejecting purchase orders in connection with suspected market timing activities, the Distributor can reject a purchase order (including purchase orders for the Funds listed above) for any reason, including purchase orders that it does not think are in the best interests of a Fund and/or its shareholders or if it determines the trading to be abusive. Your Financial Intermediary may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

•  Shares are electronically recorded. Therefore, certificates will not be issued.

What kind of shares can I buy?

•  This Prospectus/Proxy Statement offers Class A, Class B, Class C, Select Class (formerly Class I) and Institutional Class shares.

•  Class A, Class B, and Class C shares are available to the general public.

•  Select Class (formerly Class I) shares may be purchased by institutional investors such as corporations, pension and profit sharing plans, and foundations, and any organization authorized to act in a fiduciary, advisory, custodial or agency capacity, including affiliates of JPMorgan Chase. Accounts may be opened with the Funds' transfer agent, Boston Financial Data Services, Inc., either directly or through a Financial Intermediary.

•  Institutional Class shares may be purchased by institutional investors such as corporations, pension and profit sharing plans, and foundations, and any organization authorized to act in a fiduciary, advisory, custodial or agency capacity, including affiliates of JPMorgan Chase. Accounts may be opened with the Funds' transfer agent, Boston Financial Data Services, Inc., either directly or through a Financial Intermediary.

•  Each share class has different sales charges and expenses. When deciding what class of shares to buy, you should consider the amount of your investment, the length of time you intend to hold the shares, the sales charges and expenses applicable to each class of shares and whether you qualify for any sales charge discounts. Sales charges are discussed in the section of this Prospectus/Proxy Statement entitled "Sales Charges."

  Class A Shares

•  You may pay a sales charge at the time of purchase.

•  Sales charges are reduced on investments of $50,000 or more for Equity Funds, and $100,000 or more for Fixed Income Funds. The amount of the reduction increases as your level of investment increases. Please see "Sales Charges."

•  You can utilize the Right of Accumulation or a Letter of Intent to achieve reduced sales charges more quickly.

•  Generally, there is no contingent deferred sales charge except for purchases of $1 million or more, which are not subject to an upfront sales charge. Please see "Sales Charges."

•  Class A shares have lower annual expenses than Class B or Class C shares as a result of lower ongoing Rule 12b-1 fees.

•  Class A shares are subject to a $1,000 minimum; there is no maximum investment amount for Class A shares.

  Class B Shares

•  You will not pay a sales charge at the time of purchase.

•  A contingent deferred sales charge will apply on shares of the Fund sold within six years (measured from the first day of the month in which the shares were purchased). The contingent deferred sales charge may be waived for certain redemptions.

•  Class B shares have higher annual expenses than Class A shares as a result of higher ongoing Rule 12b-1 fees.

•  Your Class B shares automatically convert to Class A shares after eight years (measured from the first day of the month in which the shares were purchased).

•  Class B shares are subject to a $1,000 minimum; Class B shares should not be used for investments of more than $99,999.

1.  You should carefully consider whether two or more purchases totaling $100,000 or more are suitable in light of your own circumstances. It is your responsibility to inform your Financial Intermediary or the Funds of any and all accounts that may be linked together for the purposes of determining whether the application of the Right of Accumulation or the use of a Letter of Intent would make Class A shares a more suitable investment than Class B shares. For a discussion of the types of accounts that qualify for the Right of Accumulation and the Letter of Intent, please read "Sales Charges-Reducing Your Class A Sales Charges."

2.  Individual purchases of $100,000 or more will be rejected.

  Class C Shares

•  You will not pay a sales charge at the time of purchase.

•  A contingent deferred sales charge will apply on shares sold within one year of purchase (measured from the first day of the month in which the shares were purchased). The contingent deferred sales charge may be waived for certain redemptions.

•  Class C shares have higher annual expenses than Class A shares as a result of higher ongoing Rule 12b-1 fees.

•  Class C shares do not automatically convert to another class.

•  Class C shares are subject to a $1,000 minimum; there is no maximum investment amount for Class C shares.

  Select Class Shares (formerly Class I Shares)

•  Select Class shares are not subject to a sales charge or Rule 12b-1 fees.

•  Select Class shares are subject to a $1,000,000 minimum investment requirement. An investor can combine purchases of Select Class shares of other JPMorgan Funds (except money market funds) in order to meet the minimum. Select Class shareholders who hold their shares as a result of the reorganization of certain JPMorgan Funds in September 2001 may purchase Select Class shares without regard to this minimum. There are no minimum levels for subsequent purchases.

•  Select Class Shares may be purchased by institutional investors such as corporations, pension and profit-sharing plans, and foundations, and any organization authorized to act in a fiduciary, advisory, custodial or agency capacity including affiliates of JPMorgan Chase.

•  Select Class accounts of former One Group Funds opened on or before February 18, 2005 will be subject to a $200,000 minimum.

•  Select Class shares have higher annual expense ratios than Institutional Class shares due to higher ongoing shareholder service fees.

  Institutional Class Shares

•  Institutional Class shares are not subject to a sales charge or Rule 12b-1 fees.

•  Institutional Class shares are subject to a $3,000,000 minimum investment requirement. An investor can combine purchases of Institutional Class shares of other JPMorgan Funds (except for money market funds) in order to meet the minimum. There are no minimum levels for subsequent purchases.

•  Institutional Class shares may be purchased by institutional investors such as corporations, pension and profit-sharing plans and foundations, and any organization authorized to act in a fiduciary, advisory, custodial or agency capacity, including affiliates of JPMorgan Chase.

•  Institutional Class shares have lower annual expense ratios than Select Class shares due to lower ongoing shareholder service fees.

•  The Funds reserve the right to waive investment minimums.

Each Fund may also issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning the Funds' other share classes. A person who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

How much do shares cost?

•  Shares are sold at net asset value ("NAV") per share plus a sales charge, if any.

•  Each class of shares in each Fund has a different NAV. This is primarily because each class has different distribution and shareholder servicing expenses.

•  NAV per share is calculated by dividing the total market value of a Fund's investments and other assets allocable to a class (minus class liabilities) by the number of outstanding shares in that class.

•  The market value of a Fund's investments is determined primarily on the basis of readily available market quotations. Certain short-term securities are valued at amortized cost, which approximates market value. If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security's value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before a Fund's NAV is calculated, that security may be valued at its fair value in accordance with policies and procedures adopted by the Funds' Board of Trustees. A security's valuation may differ depending on the method used for determining value. In addition, the Funds have implemented fair value pricing on a daily basis for all non-U.S. and non-Canadian equity securities held by the Funds. The fair value pricing utilizes the quotations of an independent pricing service unless the adviser determines that use of another fair valuation methodology is appropriate.

•  A Fund's NAV may change every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes. The price at which a purchase is effected is based on the next calculation of NAV after the order is placed in accordance with this Prospectus/Proxy Statement.

How do I open an account?

1.  Read the prospectus carefully, and select the Fund or Funds and share class most appropriate for you.

2.  Decide how much you want to invest.

•  The minimum initial investment is $1,000 per Fund for Class A, Class B, and Class C shares; $1,000,000 for Select Class shares; and $3,000,000 for Institutional Class shares. An investor can combine purchases of Select Class shares, and can combine purchases of Institutional Class shares, of other JPMorgan Funds (except money market funds) to meet the minimums.

•  You are required to maintain a minimum account balance equal to the minimum initial investment in the Funds.

•  Subsequent investments must be at least $25 per Fund for Class A, Class B, and Class C shares. There is no subsequent minimum for Select Class or Institutional Class shares.

•  You should purchase no more than $99,999 of Class B shares. If you have already purchased more than $99,999 of Class B shares, you and your Financial Intermediary should carefully consider whether additional Class B shares are a suitable investment. The section of this Prospectus/Proxy Statement entitled "What kind of shares can I buy?" provides information that can help you choose the appropriate share class.

•  Minimums for initial and subsequent investments may be waived for certain types of retirement accounts (e.g., 401(k), 403(b) and SIMPLE IRA) as well as for certain wrap fee accounts. The Funds reserve the right to waive any initial or subsequent investment minimum. For further information on investment minimum waivers, call 1-800-480-4111. For accounts sold through Financial Intermediaries, it is the primary responsibility of the Financial Intermediary to ensure compliance with investment minimums.

•  A lower minimum may be available under the Systematic Investment Plan. See "Purchasing Fund Shares-Can I automatically invest on a systematic basis?"

3.  If you are purchasing shares directly from the Funds, complete the Account Application. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

  Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual), and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Funds cannot waive these requirements. The Funds are required by law to reject your Account Application if the required identifying information is not provided.

•  We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will receive the NAV next calculated after all of the required information is received.

•  Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Funds reserve the right to close your account at the current day's NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed, less any applicable contingent deferred sales charge and/or redemption fee. In addition, you will not be entitled to recoup any sales charges and/or redemption fees paid to the Fund in connection with your purchase of Fund shares.

4.  Send the completed Account Application and a check to:

JPMorgan Funds
P. O. Box 8528
Boston, MA 02266-8528

•  If you choose to pay by wire, please call 1-800-480-4111 to notify the Funds of your purchase and authorize your financial institution to wire funds to:

JPMorgan Chase Bank, N.A.
ATTN: JPMorgan Funds Services
ABA 021 000 021
DDA 323 125 832
FBO Your JPMorgan Fund
  (EX: JPMORGAN ABC FUND-A)
Your Fund Number & Account Number
  (EX: FUND 123-ACCOUNT 123456789)
Your Account Registration
  (EX: JOHN SMITH & MARY SMITH, JTWROS)

All checks must be in U.S. dollars. The Funds do not accept credit cards, cash, starter checks, money orders or credit card checks. The Funds reserve the right to refuse "third-party checks" and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to the JPMorgan Funds or a Fund are considered third-party checks.

All checks must be made payable to one of the following:

•  JPMorgan Funds; or

•  The specific Fund in which you are investing.

5.  If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions.

6.  If you have any questions, contact your Financial Intermediary or call 1-800-480-4111.

Can I purchase shares over the telephone?

Yes, for purchases after your account is opened. Simply select this option on your Account Application and then:

•  Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your purchase instructions.

•  Authorize a bank transfer or initiate a wire transfer payable to "JPMorgan Funds" to the following wire address:

JPMorgan Chase Bank, N.A.
ATTN: JPMorgan Funds Services
ABA 021 000 021
DDA 323 125 832
FBO Your JPMorgan Fund
  (EX: JPMORGAN ABC FUND-A)
Your Fund Number & Account Number
  (EX: FUND 123-ACCOUNT 123456789)
Your Account Registration
  (EX: JOHN SMITH & MARY SMITH, JTWROS)

•  The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

•  You may revoke your right to make purchases over the telephone by sending a letter to:

JPMorgan Funds
P. O. Box 8528
Boston, MA 02266-8528

Can I automatically invest on a systematic basis?

Yes. You may purchase additional Class A, Class B and Class C shares by making automatic periodic investments from your bank account through a Systematic Investment Plan. You may choose to make an initial investment of an amount less than the required minimum of $1,000 per Fund as long as your initial investment is at least $100 and you agree to make regular monthly investments of at least $100. To establish a Systematic Investment Plan:

•  Select the "Systematic Investment Plan" option on the Account Application.

•  Provide the necessary information about the bank account from which your investments will be made.

•  The Funds currently do not charge for this service, but may impose a charge in the future. However, your bank may impose a charge for debiting your bank account.

•  You may revoke your election to make systematic investments by calling 1-800-480-4111 or by sending a letter to:

JPMorgan Funds
P.O. Box 8528
Boston, MA 02266-8528

SALES CHARGES

The Distributor compensates Financial Intermediaries who sell shares of the Funds. Compensation comes from sales charges, Rule 12b-1 fees and payments by the Distributor or affiliates of the Distributor from its or their own resources. The following tables show the sales charges for each class of shares and the percentage of your investment that is paid as a commission to a Financial Intermediary.

To obtain free information presented in a clear and prominent format regarding sales charges and the reduction and elimination of sales charges on Class A, Class B and Class C shares of the Funds, visit www.onegroup.com.

Class A Shares

Class A shares of the Funds are offered at NAV plus an initial sales charge unless you qualify for a waiver of the sales charge. The Fund receives the NAV. The sales charge is allocated between your broker-dealer (a Financial Intermediary) and the Distributor as shown in the table below, except if the Distributor, in its discretion, re-allows the entire amount to your broker-dealer. In those instances in which the entire amount is re-allowed, such broker-dealers may be deemed to be underwriters under the Securities Act of 1933. The amount of the initial sales charge you will pay will vary depending on the dollar amount of your investment. The tables below shows the amount of sales charge you would pay at different levels of investment and the commissions paid to Financial Intermediaries at each level of investment. The differences in sales charges shown in the table below are sometimes referred to as "breakpoints."

Sales Charges for Equity Funds

Amount of Purchases	Sales Charge as a Percentage of the Offering Price	Sales Charge as a Percentage of Your Investment	Commission as a Percentage of Offering Price
Less than $50,000	5.25%	5.54%	4.75%
$50,000-$99,999	4.50%	4.71%	4.05%
$100,000-$249,999	3.50%	3.63%	3.05%
$250,000-$499,999	2.50%	2.56%	2.05%
$500,000-$999,999	2.00%	2.04%	1.60%
$1,000,000*	None	None	**

*  There is no front-end sales charge for investments of $1 million or more in a Fund.

**  If you purchase $1 million or more of Class A Shares and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1% of the purchase price if you redeem any or all of the Class A Shares during the first 12 months after purchase or 0.50% if you redeem any or all of the Class A Shares between 12 and 18 months after purchase. These charges apply unless the Distributor receives notice before you invest indicating that your Financial Intermediary is waiving its commission. The Distributor may make a payment to broker-dealers for your cumulative investments of $1 million or more in Class A Shares. These commissions are paid at the rate of up to 1% of net sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

Sales Charges for Fixed Income Funds

Amount of Purchases	Sales Charge as a Percentage of the Offering Price	Sales Charge as a Percentage of Your Investment	Commission as a Percentage of Offering Price
Less than $100,000	4.50%	4.71%	4.05%
$100,000-$249,999	3.50%	3.63%	3.05%
$250,000-$499,999	2.50%	2.56%	2.05%
$500,000-$999,999	2.00%	2.04%	1.60%
$1,000,000*	None	None	**

*  There is no front-end sales charge for investments of $1 million or more in a Fund.

**  If you purchase $1 million or more of Class A Shares and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1% of the purchase price if you redeem any or all of the Class A Shares during the first 12 months after purchase or 0.50% if you redeem any or all of the Class A Shares between 12 and 24 months after purchase. These charges apply unless the Distributor receives notice before you invest indicating that your Financial Intermediary is waiving its commission. The Distributor may make a payment to broker-dealers for your cumulative investments of $1 million or more in Class A Shares. These commissions are paid at the rate of up to 1% of net sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

Reducing Your Class A Sales Charge

The Funds permit you to reduce the initial sales charge you pay on Class A shares by using the Right of Accumulation or a Letter of Intent. Each of these methods for reducing the initial sales charge on Class A shares is described below. In taking advantage of these methods for reducing the initial sales charges you will pay, you may link purchases of shares of all of the JPMorgan Funds (other than money market funds) in which you invest even if such JPMorgan Funds are held in accounts with different Financial Intermediaries, as well as purchases of shares of all JPMorgan Funds to be held in accounts owned by your spouse or domestic partner and children under the age of 21 who share your residential address. It is your responsibility when investing to inform your Financial Intermediary or the Funds that you would like to have one or more JPMorgan Funds linked together for purposes of reducing the initial sales charge.

•  Right of Accumulation: You may qualify for a reduction in the initial sales charge for future purchases of Class A shares based on the current market value of your Class A, Class B and Class C holdings from prior purchases through the Right of Accumulation. To calculate the sales charge applicable to your net purchase of Class A shares, you may aggregate your investment with the current market value of any Class A, Class B or Class C shares of a JPMorgan Fund (except Class A shares of a money market fund) held in:

1.  Your account(s);

2.  Account(s) of your spouse or domestic partner;

3.  Account(s) of children under the age of 21 who share your residential address;

4.  Trust accounts established by any of the individuals in items (1) through (3) above. If the person(s) who established the trust is deceased, the trust account may be aggregated with the account(s) of the primary beneficiary of the trust;

5.  Solely controlled business accounts; and

6.  Single-participant retirement plans of any of the individuals in items (1) through (3) above.

  In order to obtain any breakpoint reduction in the initial sales charge, you must, before purchasing Class A shares, inform your Financial Intermediary if you have any of the above types of accounts that can be aggregated with your current investment in Class A shares to reduce the applicable sales charge. In order to verify your eligibility for a reduced sales charge, you may be required to provide appropriate documentation, such as an account statement or the social security or tax identification number on an account, so that the Funds may verify (1) the number of shares of the JPMorgan Funds held in your account(s) with the Funds, (2) the number of shares of the JPMorgan Funds held in your account(s) with a Financial Intermediary, and (3) the number of shares of the JPMorgan Funds held in an account with a Financial Intermediary owned by your spouse or domestic partner and by children under the age of 21 who share your residential address.

•  Letter of Intent: You may qualify for a reduction in the initial sales charge applicable on a current purchase of Class A shares by signing a Letter of Intent committing you to purchase a certain amount of shares over a defined period of time. Provided you satisfy the minimum initial investment requirement, you may purchase Class A shares of one or more JPMorgan Funds (other than a money market Fund) over the next 13 months and pay the same sales charge that you would have paid if all shares were purchased at once. At your request, purchases made during the previous 90 days may be included toward the amount covered by the Letter of Intent. If you elect to include purchases made during the past 90 days toward fulfillment of your Letter of Intent, the 13 month period will be deemed to begin as of the date of the earliest purchase being counted toward fulfillment of your Letter of Intent. You should inform your Financial Intermediary that you have a Letter of Intent each time you make an investment. A percentage of your investment will be held in escrow until the full amount covered by the Letter of Intent has been invested. If the terms of the Letter of Intent are not fulfilled by the end of the 13th month, you must pay the Distributor the difference between the sales charges applicable to the purchases made and the reduced sales charges previously paid or the Distributor will liquidate sufficient escrowed shares to obtain the difference. Calculations made to determine whether a Letter of Intent commitment has been fulfilled will be made on the basis of the net amount invested.

Additional information regarding the reduction of Class A sales charges is available in the Funds' Statement of Additional Information. To take advantage of the Right of Accumulation and/or a Letter of Intent, complete the appropriate section of your Account Application or contact your Financial Intermediary. To determine if you are eligible for these programs or to request a copy of the Statement of Additional Information, call 1-800-480-4111. These programs may be terminated or amended at any time.

Waiver of the Class A Sales Charge

No sales charge is imposed on Class A shares of the Funds if the shares were:

1.  Bought with the reinvestment of dividends and capital gains distributions.

2.  Acquired in exchange for shares of another JPMorgan Fund if a comparable sales charge had been paid for the exchanged shares.

3.  Bought by officers, directors or trustees, retirees and employees and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents and any dependent of the person, as defined in Section 152 of the Internal Revenue Code) of:

•  The JPMorgan Funds.

•  JPMorgan Chase and its subsidiaries and affiliates.

•  The Distributor and its subsidiaries and affiliates.

4.  Bought by employees of:

•  Boston Financial Data Services, Inc. and its subsidiaries and affiliates.

•  Broker-dealers or financial institutions who have entered into dealer agreements with the Funds or the Distributor and their subsidiaries and affiliates (or otherwise have an arrangement with a broker-dealer or financial institution with respect to sales of Fund shares).

•  Washington Management Corporation and its subsidiaries and affiliates.

5.  Bought by:

•  Affiliates of JPMorgan Chase and certain accounts (other than IRA Accounts) for which a Financial Intermediary acts in a fiduciary, advisory, agency or custodial capacity or accounts which participate in select affinity programs with JPMorgan Chase and its affiliates and subsidiaries.

•  Certain retirement and deferred compensation plans, and trusts used to fund those plans, including, but not limited to, those plans qualified under Sections 401(k), 403(b) or 457 of the Internal Revenue Code and "rabbi trusts."

•  Financial Intermediaries who have a dealer arrangement with the Distributor, who place trades for their own accounts or for the accounts of their clients and who charge a management, asset allocation, consulting or other fee for their services, or clients of such Financial Intermediaries who place trades for their own accounts if the accounts are linked to the master account of such Financial Intermediary.

•  Tuition programs that qualify under Section 529 of the Internal Revenue Code.

•  An investment adviser, broker-dealer or financial planner, provided arrangements are pre-approved and purchases are placed through an omnibus account with the Fund.

•  A bank, trust company or thrift institution which is acting as a fiduciary exercising investment discretion, provided that appropriate notification of such fiduciary relationship is reported at the time of the investment to the Fund or the Fund's Distributor.

•  Employer-sponsored health savings accounts established pursuant to Section 223 of the Internal Revenue Code.

6.  Bought with proceeds from the sale of Select Class (formerly Class I) shares acquired in an exchange of Select Class shares of a JPMorgan Fund for Class A shares of the same Fund, but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required.

7.  Bought with proceeds from the sale of Class B shares of a JPMorgan Fund, but only if you paid a contingent deferred sales charge in connection with such sale and only if the purchase is made within 90 days of such sale. Appropriate documentation may be required.

8.  Bought with proceeds from the sale of Class A shares of a JPMorgan Fund (except Class A shares of a money market fund), but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required.

9.  Bought when one Fund invests in another JPMorgan Fund.

10.  Bought in connection with plans of reorganization of a JPMorgan Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.

11.  Purchased during a JPMorgan Fund's special offering.

12.  Bought by a "charitable organization" as defined for purposes of Section 501(c)(3) of the Internal Revenue Code, or by a charitable remainder trust or life income pool established for the benefit of a charitable organization.

To take advantage of any of these Class A sales charge waivers, you must qualify for such waiver. To see if you qualify, call 1-800-480-4111 or contact your Financial Intermediary. These waivers may not continue indefinitely and may be discontinued at any time without notice.

Class B Shares

Class B shares are offered at NAV per share, without any up-front sales charges. However, if you redeem these shares within six years of the purchase date (measured from the first day of the month in which the shares were purchased), you will be assessed a contingent deferred sales charge ("CDSC") according to the following schedule:

Years Since Purchase	CDSC as a Percentage of Dollar Amount Subject to Charge
0-1	5.00%
1-2	4.00%
2-3	3.00%
3-4	3.00%
4-5	2.00%
5-6	1.00%
More than 6	None

The Distributor pays a commission of 4.00% of the original purchase price to Financial Intermediaries who sell Class B shares.

Conversion Feature

Your Class B shares automatically convert to Class A shares after eight years (measured from the first day of the month in which the shares were purchased).

•  After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A shares.

•  You will not be assessed any sales charges or fees for conversion of shares, nor will you be subject to any federal income tax as a result of the conversion. Class A shares of a Fund received as a result of the conversion will not be subject to a redemption fee even if they are redeemed within 60 days of conversion.

•  Because the share price of the Class A shares may be higher than that of the Class B shares at the time of conversion, you may receive fewer Class A shares; however, the dollar value will be the same.

•  If you have exchanged Class B shares of one JPMorgan Fund for Class B shares of another, the time you held the shares in each Fund will be added together.

Class C Shares

Class C shares are offered at NAV per share, without any up-front sales charge. However, if you redeem your shares within one year of the purchase date (measured from the first day of the month in which the shares were purchased), you will be assessed a CDSC as follows:

Years Since Purchase	CDSC as a Percentage of Dollar Amount Subject to Charge
0-1	1.00%
After first year	None

The Distributor pays a commission of 1.00% of the original purchase price to Financial Intermediaries who sell Class C shares.

How the Class B and Class C CDSC is Calculated

•  The Fund assumes that all purchases made in a given month were made on the first day of the month.

•  For Class B and Class C shares purchased prior to November 1, 2002, the CDSC is based on the current market value or the original cost of the shares, whichever is less. For Class B and Class C shares purchased on or after November 1, 2002, the CDSC is based on the original cost of the shares.

•  No CDSC is imposed on share appreciation, nor is a CDSC imposed on shares acquired through reinvestment of dividends or capital gains distributions.

•  To keep your CDSC as low as possible, the Fund first will redeem shares acquired through dividend reinvestment followed by the shares you have held for the longest time and thus have the lowest CDSC.

•  If you exchange Class B or Class C shares of an unrelated mutual fund for Class B or Class C shares of a Fund in connection with a fund reorganization, the CDSC applicable to your original shares (including the period of time you have held those shares) will be applied to Fund shares you receive in the reorganization.

Waiver of the Class B and Class C CDSC

No sales charge is imposed on redemptions of Class B or Class C shares of the Funds:

1.  If you withdraw no more than a specified percentage (as indicated in "Redeeming Fund Shares-Can I redeem on a systematic basis?") of the current balance of a Fund each month or quarter. Withdrawals made as part of a required minimum distribution also are included in calculating amounts eligible for this waiver. You need to participate in a monthly or quarterly Systematic Withdrawal Plan to take advantage of this waiver. For information on the Systematic Withdrawal Plan, please see "Redeeming Fund Shares-Can I redeem on a systematic basis?".

2.  Made within one year of a shareholder's death or initial qualification for Social Security disability payments after the account is opened. In order to qualify for this waiver, the Distributor must be notified of such death or disability at the time of the redemption request and be provided with satisfactory evidence of such death or disability.

3.  If you are a participant in or beneficiary of certain retirement plans and you die or become disabled (as defined in Section 72(m)(7) of the Internal Revenue Code) after the account is opened. The redemption must be made within one year of such death or disability. In order to qualify for this waiver, the Distributor must be notified of such death or disability at the time of the redemption request and be provided with satisfactory evidence of such death or disability.

4.  That represent a required minimum distribution from your IRA Account or other qualifying retirement plan but only if you are at least age 701/2 . If the shareholder maintains more than one IRA, only the assets credited to the IRA that is invested in one or more of the JPMorgan Funds are considered when calculating that portion of your minimum required distribution that qualifies for the waiver.

5.  That represent a distribution from a qualified retirement plan by reason of the participant's retirement.

6.  That are involuntary resulting from a failure to maintain the required minimum balance in an account.

7.  Exchanged in connection with plans of reorganization of a JPMorgan Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.

8.  Exchanged for Class B or Class C shares of other JPMorgan Funds. However, you may pay a sales charge when you redeem the Fund shares you received in the exchange. Please read "Exchanging Fund Shares-Do I pay a sales charge on an exchange?".

9.  If the Distributor receives notice before you invest indicating that your Financial Intermediary, due to the type of account that you have, is waiving its commission.

To take advantage of any of these waivers of the CDSC applicable to Class B or Class C shares, you must qualify for such waiver. To see if you qualify, call 1-800-480-4111 or contact your Financial Intermediary. These waivers may not continue indefinitely and may be discontinued at any time without notice.

RULE 12b-1 FEES

Each Fund described in this Prospectus/Proxy Statement has adopted a plan under Rule 12b-1 that allows it to pay distribution fees for the sale and distribution of shares of the Funds. These fees are called "Rule 12b-1 fees." Rule 12b-1 fees are paid by the Funds to the Distributor as compensation for its services and expenses in connection with the sale and distribution of Fund shares. The Distributor in turn pays all or part of these Rule 12b-1 fees to Financial Intermediaries that sell shares of the Funds. The Distributor may pay Rule 12b-1 fees to its affiliates.

The Rule 12b-1 fees vary by share class as follows:

1.  Class A shares pay a Rule 12b-1 fee of 0.25% of the average daily net assets of the Fund.

2.  Class B and Class C shares pay a Rule 12b-1 fee of 0.75% of the average daily net assets of the Fund attributable to such class. This will cause expenses for Class B and Class C shares to be higher and dividends to be lower than for Class A shares.

Rule 12b-1 fees, together with the CDSC, help the Distributor sell Class B and Class C shares without an "up-front" sales charge by defraying the costs of advancing brokerage commissions and other expenses paid to Financial Intermediaries.

Because Rule 12b-1 fees are paid out of Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

3.  Select Class and Institutional Class shares are not subject to Rule 12b-1 fees.

SHAREHOLDER SERVICING FEES

OGDS may enter into service agreements to pay all or a portion of the shareholder servicing fee it receives from the Funds to other shareholder servicing agents and certain selected dealers for providing shareholder and administrative services to their customers. OGDS or its affiliates may make additional payments at its or their own expense to such shareholder servicing agents and selected dealers. These additional payments could be for one or more of shareholder servicing, administrative services and sales and marketing support.

EXCHANGING FUND SHARES

What are my exchange privileges?

•  Class A shares of a Fund may be exchanged for Class A shares of another JPMorgan Fund or Morgan Class shares of a JPMorgan money market fund.

•  Class B shares of a Fund may be exchanged for Class B shares of another JPMorgan Fund.

•  Class C shares of the Short-Term Bond Funds may be exchanged for Class C shares of any other JPMorgan Fund, including Class C shares of any of the Short-Term Bond Funds.

•  Class C Shares of any other JPMorgan Fund may be exchanged for Class C shares of another JPMorgan Fund, other than for Class C shares of the Short-Term Bond Funds.

•  Select Class shares of a Fund may be exchanged for Select Class shares of another JPMorgan Fund.

•  Institutional Class shares of a Fund may be exchanged for Institutional Class shares of another non-money market JPMorgan Fund.

You can set up a systematic exchange program to automatically exchange shares on a regular basis. This is a free service. However, you cannot have simultaneous plans for the systematic investment or exchange and the systematic withdrawal or exchange for the same fund. Call 1-800-480-4111 for complete instructions.

The JPMorgan Funds do not charge a fee for this privilege. In addition, the JPMorgan Funds may change the terms and conditions of your exchange privileges upon 60 days written notice.

Before making an exchange request, you should read the prospectus of the JPMorgan Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any JPMorgan Fund by contacting your Financial Intermediary, by visiting www.jpmorganfunds.com, or by calling 1-800-480-4111.

When are exchanges processed?

Exchanges are processed the same business day they are received, provided:

•  The Fund receives the request by 4:00 p.m. ET.

•  You have contacted your Financial Intermediary, if necessary.

Do I pay a sales charge on an exchange?

Generally, you will not pay a sales charge on an exchange. However:

•  You will pay a sales charge if you bought Class A shares of a Fund that does not charge a sales charge and you want to exchange them for shares of a Fund that does, in which case you would pay the sales charge applicable to the Fund into which you are exchanging, unless you qualify for a sales charge waiver.

•  If you exchange Class B or Class C shares of a Fund, you will not pay a sales charge at the time of the exchange, however:

1.  Your new Class B or Class C shares will be subject to the CDSC of the Fund from which you exchanged.

2.  The current holding period for your exchanged Class B or Class C shares, other than exchanged Class C shares of the Short-Term Bond Funds, is carried over to your new shares.

3.  If you exchange Class C shares of one of the Short-Term Bond Funds, a new CDSC period applicable to the Fund into which you exchanged will begin on the date of the exchange.

Do I pay a redemption fee on an exchange?

•  Because exchanges involve redemptions, you will pay a redemption fee of 2.00% of the value of the shares redeemed if you exchange shares of a Fund subject to redemption fees for shares of another JPMorgan Fund within 60 days of purchase. The redemption fee only applies to shares purchased after February 18, 2005. The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains), or mutual fund wrap fee programs, or shares redeemed as part of a termination of certain employer-sponsored retirement plans, redemption of an employer-sponsored retirement plan's entire share position with the Fund, shares redeemed by balance forward qualified retirement plans, or shares redeemed on a systematic basis, including shares redeemed as a result of required minimum distributions under certain employer-sponsored retirement plans or IRAs or as part of a rebalancing program, or shares redeemed as part of a bona fide asset allocation program; provided that the redemption fee may be charged in the event that the Distributor determines that such programs are being used as a market timing strategy. The Funds do not impose a redemption fee if the amount of such fee would be less than $50. Your Financial Intermediary may have a lower minimum or no minimum for charging redemption fees. Check with your Financial Intermediary for more details.

Are exchanges taxable?

Generally:

•  An exchange between JPMorgan Funds is considered a sale and generally results in a long-term or short-term capital gain or loss for federal income tax purposes, depending on your holding period.

•  An exchange between classes of shares of the same Fund is not taxable for federal income tax purposes.

•  You should talk to your tax advisor before making an exchange.

Are there limits on exchanges?

No.

•  However, the exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore, to prevent disruptions in the management of the JPMorgan Funds, certain JPMorgan Funds limit excessive exchange activity as described in "Purchasing Fund Shares."

•  Your exchange privilege will be revoked if the exchange activity is considered excessive. In addition, any JPMorgan Fund may reject any exchange request for any reason, including if it does not think that it is in the best interests of the Fund and/or its shareholders to accept the exchange.

REDEEMING FUND SHARES

When can I redeem shares?

You may redeem all or some of your shares on any day that the Funds are open for business.

•  Redemption requests received by the Fund or an authorized agent of the Fund before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET) will be effective that day.

•  All required documentation in the proper form must accompany a redemption request. The Funds may refuse to honor incomplete redemption requests.

How do I redeem shares?

You may use any of the following methods to redeem your shares:

1.  You may send a written redemption request to your Financial Intermediary, if applicable, or to the Fund at the following address:

JPMorgan Funds
P. O. Box 8528
Boston, MA 02266-8528

2.  You may redeem over the telephone. Please see "Can I redeem by telephone?" for more information.

3.  You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•  You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•  You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

•  On the Account Application you may elect to have the redemption proceeds mailed or wired to:

1.  A financial institution; or

2.  Your Financial Intermediary.

•  Normally, your redemption proceeds will be paid within one to seven days after receipt of the redemption request. If you have changed your address of record within the previous 30 days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Funds.

•  The Funds may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

What will my shares be worth?

•  If you own Class A, Class B or Class C shares and the Fund or an authorized agent of the Fund receives your redemption request before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET), you will receive the NAV per share calculated after your redemption request is received, minus the amount of any applicable CDSC and/or redemption fee. If you own Select Class or Institutional Class shares and the Fund or an authorized agent of the Fund receives your redemption request before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET), you will receive the NAV calculated after your redemption request is received.

•  If you sell your shares of a Fund subject to redemption fees within 60 days of purchase, you will pay a redemption fee of 2.00% of the value of the shares sold in addition to any applicable CDSC. The redemption fee only applies to shares purchased after February 18, 2005. The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains), or mutual fund wrap fee programs, or shares redeemed as part of a termination of certain employer-sponsored retirement plans, redemption of an employer-sponsored retirement plan's entire share position with the Fund, shares redeemed by balance forward qualified retirement plans or shares redeemed on a systematic basis, including shares redeemed as a result of required minimum distributions under certain employer-sponsored retirement plans or IRAs or as part of a rebalancing program, or shares redeemed as part of a bona fide asset allocation program; provided, that the redemption fee may be charged in the event that the Distributor determines that such programs are being used as a market timing strategy. Please see the Statement of Additional Information for a further description of these arrangements.

•  The redemption fees are paid to the Funds and are designed to offset the brokerage commissions, capital gains impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading. The Funds do not impose a redemption fee if the amount of such fee would be less than $50. Your Financial Intermediary may have a lower minimum or no minimum for charging redemption fees. Check with your Financial Intermediary for more details.

Can I redeem by telephone?

Yes, if you selected this option on your Account Application.

•  Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your redemption request.

•  Your redemption proceeds will be mailed to you at your address of record or wired. If you have changed your address of record within the previous 30 days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Funds.

•  The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may not always reach the JPMorgan Funds by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the activity to purchase or redeem shares by phone without notice.

You may write to:

JPMorgan Funds
P.O. Box 8528
Boston, MA 02266-8528

Can I redeem on a systematic basis?

Yes, in the case of Class A, Class B and Class C shares. If you have an account value of at least $10,000, you may elect to receive monthly, quarterly or annual payments of not less than $100 each. Systematic withdrawals in connection with required minimum distributions under a retirement plan may be in any amount.

•  Select the "Systematic Withdrawal Plan" option on the Account Application.

•  Specify the amount you wish to receive and the frequency of the payments.

•  You may designate a person other than yourself as the payee.

•  There is no fee for this service.

If you select this option, please keep in mind that:

•  It may not be in your best interest to buy additional Class A shares while participating in a Systematic Withdrawal Plan. This is because Class A shares have an up-front sales charge. If you own Class B or Class C shares, you or your designated payee may receive monthly, quarterly or annual systematic payments. The applicable Class B or Class C CDSC will be deducted from those payments unless such payments are made:

•  Monthly and constitute no more than 1/12 of 10% of your then-current balance in a Fund each month; or

•  Quarterly and constitute no more than 1/4 of 10% of your then-current balance in a Fund each quarter.

The amount of the CDSC charged will depend on whether your systematic payments are a fixed dollar amount per month or quarter or are calculated monthly or quarterly as a stated percentage of your then-current balance in a Fund. For more information about the calculation of the CDSC for systematic withdrawals exceeding the specified limits above, please see the Funds' Statement of Additional Information. New annual systematic withdrawals are not eligible for a waiver of the applicable Class B or Class C CDSC. Your current balance in a Fund for purposes of these calculations will be determined by multiplying the number of shares held by the then-current net asset value for shares of the applicable class.

If the amount of the systematic payment exceeds the income earned by your account since the previous payment under the Systematic Withdrawal Plan, payments will be made by redeeming some of your shares. This will reduce the amount of your investment.

You cannot have both a Systematic Investment Plan and a Systematic Withdrawal Plan for the same Fund.

Additional Information Regarding Redemptions

•  Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more of a Fund's assets, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

•  Due to the relatively high cost of maintaining small accounts, if your account value falls below the required minimum balance, the Funds reserve the right to redeem all of the remaining shares in your account and close your account or charge an annual sub-minimum account fee of $10 per Fund. Before either of these actions is taken, you will be given 60 days advance written notice in order to provide you with time to increase your account balance to the required minimum. Accounts participating in a qualifying Systematic Investment Plan will not be subject to redemption or the imposition of the $10 fee as long as the systematic payments to be made will increase the account value above the required minimum balance within one year of the establishment of the account.

1.  To collect the $10 sub-minimum account fee, the Funds will redeem $10 worth of shares from your account. Shares redeemed for this reason will not be charged a CDSC or a redemption fee.

2.  If your account falls below the minimum required balance and is closed as a result, you will not be charged a CDSC or a redemption fee. For information on minimum required balances, please read "Purchasing Fund Shares-How do I open an account?".

•  The Funds may suspend your ability to redeem when:

1.  Trading on the NYSE is restricted;

2.  The NYSE is closed (other than weekend and holiday closings);

3.  The SEC has permitted a suspension; or

4.  An emergency exist as determined by the SEC.

The Statement of Additional Information offers more details about this process.

•  You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

APPENDIX D

COMPARISON OF INVESTMENT OBJECTIVES, PRIMARY INVESTMENT
STRATEGIES AND MANAGEMENT

	JPMorgan Bond Fund II	One Group Bond Fund
Investment Objective	To provide as high a level of income as is consistent with reasonable risk.	To maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

Primary Investment Strategies	Under normal circumstances, the JPMorgan Bond Fund II invests at least 80% of the value of its "Assets" in debt investments. "Assets" means net assets, plus the amount of borrowings for investment purposes. The Fund invests primarily in investment grade bonds as well as other debt securities. Under normal market conditions, the Fund will invest at least 65% of its Assets in debt securities rated at least "A" or the equivalent from Moody's, S&P, Fitch, or another national rating organization, or in securities that are unrated but are deemed by the adviser, J.P. Morgan Investment Management Inc., to be of comparable quality. Derivatives, which are investments that have a value based on another investment, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives to help manage duration, sector and yield curve exposure and credit and spread volatility. The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund's income or gain.
The Fund may make substantial investments in foreign debt securities, including securities of issuers in emerging markets, as long as they meet the Fund's credit quality standards. The Fund may invest in mortgage-related securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities. The Fund may enter into "dollar-rolls," in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date. The Fund may also invest in high-quality, short-term money market instruments and repurchase agreements. There is no restriction on the maturity of the Fund's portfolio or on any individual security in the portfolio. The Fund's investment objective may not be changed without shareholder approval.	One Group Bond Fund invests mainly in investment grade bonds and debt securities (or unrated bonds and debt securities which Banc One Investment Advisors determines to be of comparable quality). These include U.S. government obligations and mortgage-backed and asset-backed securities. Banc One Investment Advisors analyzes four major factors in managing and constructing the Fund: duration, market sector, maturity concentrations and individual securities. Banc One Investment Advisors looks for market sectors and individual securities that it believes will perform well over time. Banc One Investment Advisors is value oriented and selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction.
The Fund invests in all types of debt securities rated as investment grade (or unrated debt securities which Banc One Investment Advisors determines to be of comparable quality), as well as preferred stock and loan participations. Such securities include government securities such as U.S. Treasury obligations as well as Fannie Mae, Ginnie Mae, Freddie Mac and other government agency mortgage-backed securities.
As a matter of fundamental policy, the Fund will invest at least 80% of its net assets in bonds. For purposes of this policy, the Fund's net assets include borrowings by the Fund for investment purposes. Generally, such bonds will have intermediate to long maturities.
• The Fund also may purchase taxable or tax-exempt municipal securities.
• The Fund may invest in bonds and other debt securities that are rated in the lowest investment grade category.
• The Fund's average weighted maturity will ordinarily range between four and 12 years, although the Fund may shorten its weighted average maturity if deemed appropriate for temporary defensive purposes.
• The Fund may invest in debt securities rated in any of the four investment grade rating categories.

	JPMorgan Bond Fund II	One Group Bond Fund
In managing the Fund the adviser employs a three-step process that combines sector allocation, fundamental research for identifying portfolio securities, and duration management. The sector allocation team meets frequently, analyzing the fundamentals of a broad range of sectors in which the Fund may invest. The team seeks to enhance performance and manage risk by underweighting or overweighting sectors. Relying on the insights of different specialists, including credit analysts, quantitative researchers, and dedicated fixed income traders, and adviser makes buy and sell decisions according to the Fund's objective and strategy.
Forecasting teams use fundamental economic factors to develop strategic forecasts of the direction of interest rates. Based on these forecasts, strategists establish the Fund's target duration, a common measurement of a security's sensitivity to interest rate movements. For securities owned by a fund, duration measures the average time needed to receive the present value of all principal and interest payments by analyzing cash flows and interest rate movements. A fund's duration is generally shorter than a fund's average maturity because the maturity of a security only measures the time until final payment is due. The Fund's target duration typically remains relatively close to the duration of the market as a whole, as represented by the Fund's benchmark. The strategists closely monitor the Fund and make tactical adjustments as necessary.	• The Fund may only invest in preferred stock and municipal bonds rated in any of the four highest rating categories.
• The Fund may only invest in other municipal securities, such as tax-exempt commercial paper, notes and variable demand obligations which are rated in the highest or second highest rating category.
• The Fund may invest in commercial paper rated in the highest or second highest rating category.
• For liquidity and to respond to unusual market conditions, the Fund may invest all or most of its assets in cash and cash equivalents for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer-term investments, produce taxable income, and prevent the Fund from meeting its investment objective.

Investment Adviser	J.P. Morgan Investment Management, Inc. ("JPMIM")	Banc One Investment Advisors

Portfolio Managers	The Fund is managed by a team of individuals at JPMIM.	Douglas Swanson.

Who May Want to Invest	Who May Want to Invest
The Fund is designed for investors who:
• want to add an income investment to further diversify a portfolio
• want an investment whose risk/return potential is higher than that of money market funds but generally less than that of stock funds
• want an investment that pays monthly dividends
The Fund is not designed for investor who:
• are investing for aggressive long-term growth
• require stability of principal

	JPMorgan U.S. Treasury Income Fund	One Group Government Bond Fund
Investment Objective	To seek to provide investors with monthly dividends while still protecting the value of their investment.	To seek a high level of current income with liquidity and safety of principal.

Primary Investment Strategies	Under normal circumstances, the JPMorgan U.S. Treasury Income Fund invests at least 80% of the value of its Assets in:
• debt securities issued by the U.S. Treasury, and
• repurchase agreements in which the Fund receives U.S. Treasury securities as collateral.
"Assets" means net assets plus the amount of borrowings for investment purposes. There is no restriction on the maturity of the Fund's portfolio or on any individual security in the portfolio. The adviser, J.P. Morgan Investment Management Inc., will manage the Fund's duration according to changes in the market.
Derivatives, which are investments that have a value based on another investment, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives to help manage duration, sector and yield curve exposure and credit and spread volatility. The Fund may use derivatives to hedge various investments and for risk management.
The Fund may investment in mortgage-related securities issued by government entities, certain issuers identified with the U.S. government and private issuers. These may include investments in collateralized mortgage obligations.
The Fund's Board of Trustees may change any of these investment policies (including its investment objective) without shareholder approval.
The Fund is non-diversified as defined in the Investment Company Act of 1940.
In managing the Fund, the adviser employs a three-step process that combines sector allocation, fundamental research for identifying portfolio securities, and duration management.
The sector allocation team meets frequently, analyzing the fundamentals of a broad range of sectors in which the fund may invest. The team seeks to enhance performance and manage risk by underweighting or overweighting sectors.	One Group Government Bond Fund limits its investments to securities issued by the U.S. government and its agencies and instrumentalities (e.g., government bonds) or related to securities issued by the U.S. government and its agencies and instrumentalities. The Fund mainly invests in government bonds with intermediate to long remaining maturities. These include mortgage-backed securities. Banc One Investment Advisors looks for individual securities that it believes will perform well over market cycles. One Group Government Bond Fund spreads its holdings across various security types within the government market sector (e.g. U.S. government agency securities and agency mortgage-backed securities). Banc One Investment Advisors selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk and the complex legal and technical structure of the transaction.
Under normal circumstances, the Fund will invest at least 80% of its assets in bonds issued by the U.S. government and its agencies and instrumentalities. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice. Ordinarily, such bonds will have principal and interest guaranteed by the U.S. government or its agencies and instrumentalities, be subject to repurchase agreements, or represent an interest in or be secured by mortgages that are issued or guaranteed by certain U.S. government agencies or instrumentalities.
• The Fund's average weighted maturity will ordinarily range between three and fifteen years, taking into account expected prepayment of principal on certain investments. However, the Fund's average weighted remaining maturity may be outside this range if warranted by market conditions.
• The Fund may invest in debt securities rated in any of the three highest investment grade rating categories.
• For liquidity and to respond to unusual market conditions, the Fund may invest all or most of its assets in cash and cash equivalents for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer-term investments, produce taxable income, and prevent the Fund from meeting its investment objective.

	JPMorgan U.S. Treasury Income Fund	One Group Government Bond Fund
Relying on the insights of different specialists, including credit analysts, quantitative researchers, and dedicated fixed income traders, the adviser makes buy and sell decisions according to the Fund's objective and strategy.
Forecasting teams use fundamental economic factors to develop strategic forecasts of the level and direction of interest rates. Based on these forecasts, strategists establish the Fund's target duration, a common measurement of a security's sensitivity to interest rate movements. For securities owned by the Fund, duration measures the average time needed to receive the present value of all principal and interest payments by analyzing cash flows and interest rate movements. The Fund's duration may be shorter than the Fund's average maturity because the maturity of a security only measures the time until final payment is due. The strategists closely monitor the Fund and make tactical adjustments as necessary.

Investment Adviser	J. P. Morgan Investment Management Inc. ("JPMIM").	Banc One Investment Advisors

Portfolio Managers	The Fund is managed by a team of individuals at JPMIM.	Michael Sais, CFA.

Who May Want to Invest	Who May Want to Invest
The Fund is designed for Investors who:
• want to add an income investment to further diversify a portfolio
• want an investment whose risk/return potential is higher than that of money market funds and typical bond funds but generally less than that of stock funds
• want an investment that pays monthly dividends
• are pursuing a goal of total return
The Fund is not designed for investors who:
• are investing for aggressive long-term growth
• require stability of principal

	JPMorgan Tax Free Income Fund	One Group Tax-Free Bond Fund
Investment Objective	To seek to provide monthly dividends that are excluded from gross income for federal income tax purposes and to protect the value of the investment by investing primarily in municipal obligations.	To seek as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.

Primary Investment Strategies	As a fundamental policy, the JPMorgan Tax Free Income Fund normally invests at least 80% of the value of its Assets in municipal obligations whose interest payments are excluded from gross income for federal income tax purposes and are not subject to the federal alternative minimum tax on individuals. "Assets" means net assets, plus the amount of any borrowings for investment purposes.
In managing the Fund, the Fund's adviser seeks to develop an appropriate portfolio by comparing, among other factors, credit quality, yields and call provisions of different municipal issuers, and examining structural changes along the yield curve in an attempt to maximize investment returns while minimizing risk.
The Fund invests in securities that are rated as investment-grade by Moody's, S&P or Fitch. The Fund may also invest in unrated securities of comparable quality.
Derivatives, which are investments that have a value based on another investment, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives to help manage duration, sector and yield curve exposure and credit and spread volatility. The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund's income or gain.
The Fund may invest in debt securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers.
The Fund may also invest in high-quality, short-term money market instruments and repurchase agreements.
The Fund may also invest in zero-coupon securities and forward commitments.
There is no restriction on the maturity of the Fund's portfolio or on any individual security in the portfolio.	One Group Tax-Free Bond Fund invests primarily in a portfolio of municipal bonds. Securities are selected by analyzing both individual securities and different market sectors. Taking a long-term approach, the adviser looks for individual securities it believes will perform well over market cycles. The Fund spreads its holdings over various security types within the municipal securities market and the adviser selects individual securities after performing a risk-reward evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction.
Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds, the income from which is exempt from federal income tax (a fundamental policy). For purposes of this policy, the Fund's net assets include borrowings by the Fund for investment purposes. Securities in which the Fund invests may have fixed rates of return or floating or variable rates.
Up to 20% of the Fund's assets may be held in cash and cash equivalents. Up to 20% of the Fund's assets may be invested in municipal bonds, the interest on which may be subject to the federal alternative minimum tax for individuals.
• The Fund may invest in securities without regard to maturity.
• The Fund may only invest in municipal securities that are bonds rated as investment grade.
• The Fund may only invest in municipal securities that are bonds rated as investment grade.
• The Fund may only invest in short-term securities, such as taxable and tax-exempt commercial paper, notes and variable demand obligations which are rated in one of the two highest investment grade If a security has both long-term and a short-term rating, it must have a long-term investment grade rating or be rated in one of the two highest short-term investment grade categories.
• The Fund may also invest in derivatives.
The Fund is diversified as defined in the Investment Company Act of 1940.

	JPMorgan Tax Free Income Fund	One Group Tax-Free Bond Fund
Under normal circumstances, the Fund reserves the right to invest up to 20% of its Assets in securities that pay interest subject to federal income tax or the federal alternative minimum tax on individuals. To temporarily defend the value of its assets, the Fund may exceed this limit.
The Fund may also invest in municipal lease obligations. These allow the Fund to participate in municipal lease agreements and installment purchase contracts. The Fund may invest up to 25% of its total assets in municipal lease obligations backed by letters of credit or guarantees from U.S. and foreign banks and other foreign institutions. When there are not enough municipal obligations available to meet the Fund's needs, the Fund may invest in repurchase agreements or U.S. Treasury securities that may be subject to federal income tax.
The Fund is non-diversified as defined in the Investment Company Act of 1940.
The Fund's investment objective may be changed without shareholder approval.

Investment Adviser	J.P. Morgan Investment Management, Inc. ("JPMIM")	Banc One Investment Advisors

Portfolio Managers	The Fund is managed by a team of individuals at JPMIM.	Kimberly Bingle, CFA.

Who May Want to Invest	Who May Want to Invest
The Fund is designed for investors who:
• want to add an income investment to further diversify a portfolio
• want an investment whose risk/return potential is higher than that of money market funds but generally less than that of stock funds
• want an investment that pays monthly dividends
The Fund is not designed for investors who:
• are investing for aggressive long-term growth
• require stability of principal
• are investing through a tax-deferred account such as an IRA

	JPMorgan Equity Income Fund	One Group Equity Income Fund
Investment Objective	To invest in securities that provide both capital appreciation and current income.	To seek current income through regular payment of dividends with the secondary goal of achieving capital appreciation by investing primarily in equity securities.

Primary Investment Strategies	The JPMorgan Equity Income Fund uses an active equity management style which focuses on both earnings stability and value within the universe of primarily income-oriented stocks. Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities. "Assets" means net assets, plus the amount of borrowings for investment purposes.
Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants and rights to buy common stocks.
The Fund may invest in shares of exchange-traded funds (ETFs), affiliated money market funds and other investment companies. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.
Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund's income or gain.
The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.
The Fund may enter into "dollar-rolls," in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date.
The Fund may invest any portion of its Assets that is not in equity securities in high-quality money market instruments and repurchase agreements.
The Fund's investment objective may be changed without shareholder approval.	One Group Equity Income Fund attempts to keep its dividend yield above the Standard & Poor's 500 Composite Price Index ("S&P 500 Index") by investing in common stock of corporations that regularly pay dividends, as well as stocks with favorable long-term fundamental characteristics.
As part of its main investment strategy, the Fund may invest in convertible bonds and REITs. A REIT or a real estate investment trust is a pooled investment vehicle which invests in income-producing real estate or real estate loans. REITs are classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. As part of its main investment strategy, the Fund invests in equity REITs. Equity REITs mainly invest directly in real estate and obtain income from collecting rents. REITs are not taxed on income distributed to shareholders if they comply with several requirements of the Internal Revenue Code.
Because yield is the main consideration in selecting securities, the Fund may purchase stocks of companies that are out of favor in the financial community and therefore, are selling below what the Fund's adviser, Banc One Investment Advisors, believes to be their long-term investment value.
Under normal circumstances, at least 80% of the Fund's assets will be invested in the equity securities of corporations that regularly pay dividends, including common stocks and debt securities and preferred stock convertible to common stock. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice. A portion of the Fund's assets may be held in cash equivalents.
To respond to unusual market conditions, the Fund may invest its assets in cash and cash equivalents for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer-term investments and may prevent the Fund from meeting its investment objectives.

	JPMorgan Equity Income Fund	One Group Equity Income Fund
In managing the Fund, the adviser, JPMIM, seeks capital appreciation by targeting companies with relative earnings stability. It seeks current income by emphasizing companies with above average dividend yield and a consistent dividend record. The adviser seeks to own securities that have attractive value characteristics and emphasizes companies with market capitalizations greater than $500 million.

Investment Adviser	J.P. Morgan Investment Management, Inc. ("JPMIM")	Banc One Investment Advisors

Portfolio Managers	Jonathan Kendrew Llewelyn Simon, Managing Director of JPMIM, and Clare Hart, Vice President of JPMIM and CPA.	Jonathan Kendrew Llewelyn Simon and Clare Hart.

Who May Want to Invest	Who May Want to Invest
The Fund is designed for investors who:
• are pursuing a long term goal such as retirement
• want to add an investment with growth and income potential to further diversify a portfolio
• want a fund that seeks to outperform the markets in which it invests over the long term
The Fund is not designed for investors who:
• want a fund that pursues market trends or focuses only on particular industries or sectors
• require regular income or stability of principal
• are pursuing a short-term goal or investing emergency reserves

	JPMorgan Equity Growth Fund	One Group Large Cap Growth Fund
Investment Objective	To provide capital appreciation, with the secondary objective of producing current income.	To provide long-term capital appreciation and growth of income by investing primarily in equity securities.

Primary Investment Strategies	The JPMorgan Equity Growth Fund uses an active equity management style which focuses on strong earnings momentum and profitability within the universe of growth-oriented stocks. Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities. "Assets" means net assets, plus the amount of borrowings for investment purposes.	One Group Large Cap Growth Fund invests mainly in equity securities of large, well-established companies, including common stocks, and debt securities and preferred stocks which are convertible to common stocks. Large companies are defined as companies with market capitalizations in excess of $4 billion at the time of investment.

JPMorgan Equity Growth Fund	One Group Large Cap Growth Fund
Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants and rights to buy common stocks.
The Fund may invest in shares of exchange-traded funds (ETFs), affiliated money market funds and other investment companies. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.
Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund's income or gain.
The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.
The Fund may enter into "dollar-rolls," in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date.
The Fund may invest any portion of its Assets that is not in equity securities in high-quality money market instruments and repurchase agreements.
The Fund's investment objective may be changed without shareholder approval.
In managing the Fund, the adviser, JPMIM, seeks capital appreciation by emphasizing the growth sectors of the economy. The adviser looks for companies with one or more of the following characteristics:
• projected earnings growth rate that is greater than or equal to the equity markets in general;	Typically, the Fund invests in companies with a history of above-average growth or companies expected to enter periods of above-average growth. Companies are selected based upon such valuation characteristics as price-to-earnings, price-to-sales and price-to-cash flows as compared to their peers and their expected and historic growth rates. Stocks are sold based upon price considerations or when deteriorating fundamentals are expected to be long-term in nature.
Under normal circumstances, at least 80% of the Fund's assets will be invested in the equity securities of large, well-established companies.
To respond to unusual market conditions, the Fund may invest its assets in cash and cash equivalents for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer-term investments and may prevent the Fund from meeting its investment objectives.

	JPMorgan Equity Growth Fund	One Group Large Cap Growth Fund
• return on assets and return on equity equal to or greater than the equity markets in general; and
• market capitalization of more than $500 million.
The adviser focuses on companies with strong earnings and high levels of profitability as well as positive industry or company characteristics.

Investment Adviser	J.P. Morgan Investment Management, Inc. ("JPMIM")	Banc One Investment Advisors

Portfolio Managers	Marc L. Baylin, Managing Director of JPMIM, and Giri Devulapally, Vice President of JPMIM.	Marc Baylin and Giri Devulapally.

Who May Want to Invest	Who May Want to Invest
The Fund is designed for investors who:
• are pursuing a long-term goal such as retirement
• want to add an investment with growth potential to further diversify a portfolio
• want a fund that seeks to outperform the markets in which it invests over the long term
The Fund is not designed for investors who:
• want a fund that pursues market trends or focuses only on particular industries or sectors
• require regular income or stability of principal
• are pursuing a short-term goal or investing emergency reserves

	JPMorgan Small Cap Growth Fund	JPMorgan U.S. Small Company Opportunities Fund	One Group Small Cap Growth Fund
Investment Objective	To seek growth from capital appreciation.	To seek to provide long-term growth from a portfolio of small company growth stocks.	To seek long-term capital growth primarily by investing in a portfolio of equity securities of small-capitalization and emerging growth companies.

JPMorgan Small Cap Growth Fund	JPMorgan U.S. Small Company Opportunities Fund	One Group Small Cap Growth Fund
Primary Investment Strategies	Under normal circumstances, the JPMorgan Small Cap Growth Fund invests at least 80% of its Assets in equity securities of small-cap companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Small-cap companies are companies with market capitalizations of not more than $2.5 billion at the time of purchase. The Fund invests in a broad portfolio of equity securities that the adviser believes have strong earnings growth potential. Market capitalization is the total market value of a company's shares.
Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants and rights to buy common stocks.
Under normal circumstances, the Fund will only purchase securities that are traded on registered exchanges or in the over-the-counter market in the United States.
The Fund may invest in shares of exchange-traded funds (ETFs), affiliated money market funds and other investment companies. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.	Under normal circumstances, the JPMorgan U.S Small Company Opportunities Fund invests at least 80% of its Assets in equity securities of small-cap U.S. companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Small-cap companies are companies with market capitalizations of no more $2.5 billion at the time of purchase. Market capitalization is the total market value of a company's shares.
Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.
The Fund may invest in shares of exchange-traded funds (ETFs), affiliated money market funds and other investment companies. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.
Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments and for risk management.	One Group Small Cap Growth Fund invests mainly in equity securities of small-capitalization companies. Generally, the Fund invests in small-cap companies with market capitalizations ranging from $100 million to $3 billion at the time of investment. Typically, the Fund acquires shares of companies with a history of above-average growth, as well as companies expected to enter periods of above-average growth.
The Fund may occasionally hold securities of companies with large capitalizations if doing so contributes to the Fund's investment objective.
Under normal circumstances, at least 80% of the Fund's assets will be invested in the securities of small-capitalization companies. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.
The Fund may invest up to 25% of its net assets in foreign securities including American Depositary Receipts.
The Fund also may invest up to 20% of its assets in U.S. government securities, other investment grade fixed income securities, and cash and cash equivalents. Although the Fund may use these strategies, the Fund's main investment strategy is to invest in equity securities of small-capitalization companies.

JPMorgan Small Cap Growth Fund	JPMorgan U.S. Small Company Opportunities Fund	One Group Small Cap Growth Fund
Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund's income or gain.
The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.
The Fund may invest any portion of its Assets that is not in equity securities in high-quality money market instruments and repurchase agreements.
The Fund's Board of Directors may change any of these investment policies (including its investment objective) without shareholder approval.
The Fund is diversified as defined in the Investment Company Act of 1940.	The Fund may invest any portion of its Assets that is not in equity securities in high-quality money market instruments and repurchase agreements.
	In managing the Fund, the adviser, JPMIM, employs a philosophy that emphasizes long-term investments in growth companies with leading competitive positions, run by highly motivated and talented management that seeks to sustain growth over a period of many years. The adviser uses a "bottom up" approach to construct the Fund's portfolio, basing its stock selection on a combination of proprietary company research complemented by research derived from third party sources. The research process is designed to identify companies with predictable and durable business models deemed capable of achieving sustainable growth. Potential investments are subjected to rigorous financial analysis and a disciplined approach to valuation.	To respond to unusual market conditions, the Fund may invest its assets in cash and cash equivalents for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer-term investments and may prevent the Fund from meeting its investment objectives.

	JPMorgan Small Cap Growth Fund	JPMorgan U.S. Small Company Opportunities Fund	One Group Small Cap Growth Fund
The adviser, JPMIM, employs a philosophy that emphasizes long-term investments in growth companies with leading competitive positions, run by management that can sustain growth over a period of many years. The adviser uses a "bottom up" approach to construct the Fund's portfolio, basing its stock selection on a combination of proprietary company research complemented by research derived from third-party sources. The research process is designed to identify companies with predictable and durable business models deemed capable of achieving sustained growth. Potential investments are subjected to rigorous financial analysis and a disciplined approach to valuation.

Investment Adviser	J.P. Morgan Investment Management, Inc. ("JPMIM")	J.P. Morgan Investment Management, Inc. ("JPMIM")	Banc One Investment Advisors

Portfolio Managers	The portfolio management team is co-led by Eytan Shapiro, Vice President of JPMIM, and Timothy Parton, Vice President of JPMIM.	The portfolio management team is co-lead by Eytan Shapiro, Vice President of JPMIM, and Timothy Parton, Vice President of JPMIM.	Eytan Shapiro

Who May Want to Invest	Who May Want to Invest
The Fund is designed for investors who:
• are pursuing a long-term goal such as retirement
• want to add an investment with growth potential to further diversity a portfolio
• want a fund that seeks to outperform the markets in which it invests over the long term
The Fund is not designed for investors who:
• want a fund that pursues market trends or focuses only on particular industries or sectors
• require regular income or stability of principal
• are pursuing a short-term goal or investing emergency reserves	Who May Want to Invest
The Fund is designed for investors who:
• are pursuing a long-term goal such as retirement
• want to add an investment with growth potential to further diversity a portfolio
• want a fund that seeks to outperform the markets in which it invests over the long term
The Fund is not designed for investors who:
• want a fund that pursues market trends or focuses only on particular industries or sectors
• require regular income or stability of principal
• are pursuing a short0term goal or investing emergency reserves

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APPENDIX E

Financial Highlights of each of One Group® Mutual Funds
ONE GROUP BOND FUND

		Investment Activities			Distributions
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment activities	Net investment income	Net realized gains (losses) on investments	Total distributions
Class I Shares
Year Ended 06/30/04	$11.18	$0.50	$(0.38)	$0.12	$(0.53)	-	$(0.53)
Year Ended 06/30/03	$10.82	$0.64	$0.36	$1.00	$(0.63)	$(0.01)	$(0.64)
Year Ended 06/30/02	$10.59	$0.69	$0.28	$0.97	$(0.71)	$(0.03)	$(0.74)
Year Ended 06/30/01	$10.08	$0.67	$0.50	$1.17	$(0.66)	-	$(0.66)
Year Ended 06/30/00	$10.34	$0.65	$(0.26)	$0.39	$(0.65)	-	$(0.65)
Class A Shares
Year Ended 06/30/04	$11.18	$0.48	$(0.39)	$0.09	$(0.50)	-	$(0.50)
Year Ended 06/30/03	$10.82	$0.62	$0.35	$0.97	$(0.60)	$(0.01)	$(0.61)
Year Ended 06/30/02	$10.59	$0.66	$0.28	$0.94	$(0.68)	$(0.03)	$(0.71)
Year Ended 06/30/01	$10.08	$0.63	$0.51	$1.14	$(0.63)	-	$(0.63)
Year Ended 06/30/00	$10.34	$0.62	$(0.26)	$0.36	$(0.62)	-	$(0.62)
Class B Shares
Year Ended 06/30/04	$11.17	$0.41	$(0.39)	$0.02	$(0.43)	-	$(0.43)
Year Ended 06/30/03	$10.81	$0.54	$0.36	$0.90	$(0.53)	$(0.01)	$(0.54)
Year Ended 06/30/02	$10.59	$0.58	$0.28	$0.86	$(0.61)	$(0.03)	$(0.64)
Year Ended 06/30/01	$10.08	$0.57	$0.51	$1.08	$(0.57)	-	$(0.57)
Year Ended 06/30/00	$10.34	$0.56	$(0.26)	$0.30	$(0.56)	-	$(0.56)
			Ratios / Supplementary Data
	Net asset value, end of period	Total return (excludes sales charge Class A, B)	Net assets, end of period (000's)	Ratio of expenses to average net assets	Ratio of net investment income to average net assets	Ratio of expenses to average net assets without waivers	Portfolio turnover(a)
Class I Shares
Year Ended 06/30/04	$10.77	1.13%	$4,902,736	0.60%	4.60%	0.81%	19.69%
Year Ended 06/30/03	$11.18	9.51%	$4,365,709	0.60%	5.80%	0.82%	22.93%
Year Ended 06/30/02	$10.82	9.39%	$2,874,707	0.60%	6.35%	0.83%	31.88%
Year Ended 06/30/01	$10.59	11.85%	$2,093,516	0.60%	6.40%	0.83%	20.58%
Year Ended 06/30/00	$10.08	3.94%	$1,687,041	0.60%	6.44%	0.83%	16.19%
Class A Shares
Year Ended 06/30/04	$10.77	0.84%	$349,290	0.85%	4.34%	1.16%	19.69%
Year Ended 06/30/03	$11.18	9.20%	$429,859	0.85%	5.57%	1.17%	22.93%
Year Ended 06/30/02	$10.82	9.09%	$262,489	0.85%	6.09%	1.18%	31.88%
Year Ended 06/30/01	$10.59	11.58%	$170,715	0.85%	6.15%	1.18%	20.58%
Year Ended 06/30/00	$10.08	3.68%	$143,421	0.85%	6.15%	1.16%	16.19%
Class B Shares
Year Ended 06/30/04	$10.76	0.28%	$98,064	1.50%	3.69%	1.81%	19.69%
Year Ended 06/30/03	$11.17	8.53%	$134,915	1.50%	4.92%	1.82%	22.93%
Year Ended 06/30/02	$10.81	8.34%	$76,031	1.50%	5.41%	1.83%	31.88%
Year Ended 06/30/01	$10.59	10.89%	$36,310	1.50%	5.53%	1.81%	20.58%
Year Ended 06/30/00	$10.08	3.01%	$18,808	1.50%	5.52%	1.81%	16.19%

(a)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

ONE GROUP GOVERNMENT BOND FUND

		Investment Activities			Distributions
Net asset value, beginning	Net investment of period	Net realized and unrealized gains (losses) income	Total from investment on investments	Net investment activities	Net realized gains (losses) on income	Total investments	distributions
Class I Shares
Year Ended 06/30/04	$10.66	$0.48	$(0.50)	$(0.02)	$(0.49)	-	$(0.49)
Year Ended 06/30/03	$10.25	$0.56	$0.40	$0.96	$(0.55)	-	$(0.55)
Year Ended 06/30/02	$9.93	$0.58	$0.32	$0.90	$(0.58)	-	$(0.58)
Year Ended 06/30/01	$9.54	$0.60	$0.39	$0.99	$(0.60)	-	$(0.60)
Year Ended 06/30/00	$9.73	$0.59	$(0.19)	$0.40	$(0.59)	-	$(0.59)
Class A Shares
Year Ended 06/30/04	$10.67	$0.48	$(0.52)	$(0.04)	$(0.47)	-	$(0.47)
Year Ended 06/30/03	$10.26	$0.52	$0.42	$0.94	$(0.53)	-	$(0.53)
Year Ended 06/30/02	$9.93	$0.55	$0.33	$0.88	$(0.55)	-	$(0.55)
Year Ended 06/30/01	$9.55	$0.58	$0.38	$0.96	$(0.58)	-	$(0.58)
Year Ended 06/30/00	$9.73	$0.57	$(0.18)	$0.39	$(0.57)	-	$(0.57)
Class B Shares
Year Ended 06/30/04	$10.66	$0.40	$(0.50)	$(0.10)	$(0.40)	-	$(0.40)
Year Ended 06/30/03	$10.26	$0.45	$0.41	$0.86	$(0.46)	-	$(0.46)
Year Ended 06/30/02	$9.93	$0.47	$0.34	$0.81	$(0.48)	-	$(0.48)
Year Ended 06/30/01	$9.55	$0.51	$0.38	$0.89	$(0.51)	-	$(0.51)
Year Ended 06/30/00	$9.74	$0.51	$(0.19)	$0.32	$(0.51)	-	$(0.51)
			Ratios / Supplementary Data
	Net asset value, end of period	Total return (excludes sales charge Class A, B)	Net assets, end of period (000's)	Ratio of expenses to average net assets	Ratio of net investment income to average net assets	Ratio of expenses to average net assets without waivers	Portfolio turnover(a)
Class I Shares
Year Ended 06/30/04	$10.15	(0.16)%	$758,403	0.62%	4.65%	0.69%	16.01%
Year Ended 06/30/03	$10.66	9.58%	$727,267	0.62%	5.25%	0.68%	19.29%
Year Ended 06/30/02	$10.25	9.22%	$785,343	0.62%	5.63%	0.68%	23.51%
Year Ended 06/30/01	$9.93	10.62%	$812,766	0.62%	6.12%	0.67%	12.63%
Year Ended 06/30/00	$9.54	4.33%	$866,755	0.62%	6.21%	0.66%	25.30%
Class A Shares
Year Ended 06/30/04	$10.16	(0.40)%	$86,614	0.87%	4.38%	1.04%	16.01%
Year Ended 06/30/03	$10.67	9.29%	$152,028	0.87%	4.92%	1.03%	19.29%
Year Ended 06/30/02	$10.26	9.01%	$74,166	0.87%	5.37%	1.03%	23.51%
Year Ended 06/30/01	$9.93	10.23%	$52,782	0.87%	5.87%	1.02%	12.63%
Year Ended 06/30/00	$9.55	4.17%	$43,935	0.87%	5.93%	1.01%	25.30%
Class B Shares
Year Ended 06/30/04	$10.16	(0.97)%	$101,634	1.52%	3.74%	1.69%	16.01%
Year Ended 06/30/03	$10.66	8.64%	$155,876	1.52%	4.30%	1.68%	19.29%
Year Ended 06/30/02	$10.26	8.24%	$84,354	1.52%	4.71%	1.68%	23.51%
Year Ended 06/30/01	$9.93	9.53%	$55,569	1.52%	5.21%	1.67%	12.63%
Year Ended 06/30/00	$9.55	3.39%	$43,077	1.52%	5.30%	1.66%	25.30%

(a)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

ONE GROUP TAX-FREE BOND FUND

		Investment Activities			Distributions
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment activities	Net investment income	Net realized gains	Total distributions
Class I Shares
Year Ended 06/30/04	$13.42	$0.59	$(0.52)	$0.07	$(0.59)	$(0.02)	$(0.61)
Year Ended 06/30/03	$12.89	$0.59	$0.53	$1.12	$(0.59)	-	$(0.59)
Year Ended 06/30/02	$12.72	$0.61	$0.17	$0.78	$(0.61)	-	$(0.61)
Year Ended 06/30/01	$12.15	$0.61	$0.57	$1.18	$(0.61)	-	$(0.61)
Year Ended 06/30/00	$12.44	$0.60	$(0.29)	$0.31	$(0.60)	-	$(0.60)
Class A Shares
Year Ended 06/30/04	$13.44	$0.55	$(0.52)	$0.03	$(0.55)	$(0.02)	$(0.57)
Year Ended 06/30/03	$12.91	$0.55	$0.54	$1.09	$(0.56)	-	$(0.56)
Year Ended 06/30/02	$12.74	$0.57	$0.18	$0.75	$(0.58)	-	$(0.58)
Year Ended 06/30/01	$12.16	$0.58	$0.58	$1.16	$(0.58)	-	$(0.58)
Year Ended 06/30/00	$12.44	$0.57	$(0.28)	$0.29	$(0.57)	-	$(0.57)
Class B Shares
Year Ended 06/30/04	$13.42	$0.47	$(0.52)	$(0.05)	$(0.47)	$(0.02)	$(0.49)
Year Ended 06/30/03	$12.89	$0.47	$0.54	$1.01	$(0.48)	-	$(0.48)
Year Ended 06/30/02	$12.72	$0.48	$0.19	$0.67	$(0.50)	-	$(0.50)
Year Ended 06/30/01	$12.16	$0.50	$0.56	$1.06	$(0.50)	-	$(0.50)
Year Ended 06/30/00	$12.44	$0.49	$(0.28)	$0.21	$(0.49)	-	$(0.49)
			Ratios / Supplementary Data
	Net asset value, end of period	Total return (excludes sales charge Class A, B)	Net assets, end of period (000's)	Ratio of expenses to average net assets	Ratio of net investment income to average net assets	Ratio of expenses to average net assets without waivers	Portfolio turnover(a)
Class I Shares
Year Ended 06/30/04	$12.88	0.53%	$437,303	0.59%	4.41%	0.64%	20.12%
Year Ended 06/30/03	$13.42	8.86%	$515,093	0.58%	4.47%	0.63%	12.05%
Year Ended 06/30/02	$12.89	6.25%	$539,253	0.58%	4.72%	0.63%	10.70%
Year Ended 06/30/01	$12.72	9.88%	$574,311	0.58%	4.86%	0.63%	33.81%
Year Ended 06/30/00	$12.15	2.64%	$609,667	0.60%	4.96%	0.66%	44.41%
Class A Shares
Year Ended 06/30/04	$12.90	0.27%	$57,927	0.84%	4.16%	0.99%	20.12%
Year Ended 06/30/03	$13.44	8.59%	$67,693	0.83%	4.22%	0.98%	12.05%
Year Ended 06/30/02	$12.91	5.97%	$51,859	0.83%	4.47%	0.98%	10.70%
Year Ended 06/30/01	$12.74	9.67%	$46,849	0.83%	4.59%	0.98%	33.81%
Year Ended 06/30/00	$12.16	2.47%	$33,629	0.85%	4.72%	1.00%	44.41%
Class B Shares
Year Ended 06/30/04	$12.88	(0.38)%	$13,446	1.49%	3.51%	1.64%	20.12%
Year Ended 06/30/03	$13.42	7.92%	$17,324	1.48%	3.57%	1.63%	12.05%
Year Ended 06/30/02	$12.89	5.33%	$13,003	1.48%	3.82%	1.63%	10.70%
Year Ended 06/30/01	$12.72	8.82%	$7,253	1.48%	3.94%	1.63%	33.81%
Year Ended 06/30/00	$12.16	1.80%	$3,456	1.50%	4.04%	1.66%	44.41%

(a)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

ONE GROUP EQUITY INCOME FUND

		Investment Activities			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment activities	Net investment income	Net realized gains	Total distributions
Class I Shares
Year Ended 06/30/04	$15.06	$0.25	$2.13	$2.38	$(0.25)	$(0.52)	$(0.77)
Year Ended 06/30/03	$16.36	$0.26	$(0.82)	$(0.56)	$(0.26)	$(0.48)	$(0.74)
Year Ended 06/30/02	$19.42	$0.25	$(2.01)	$(1.76)	$(0.24)	$(1.06)	$(1.30)
Year Ended 06/30/01	$21.25	$0.26	$0.68	$0.94	$(0.25)	$(2.52)	$(2.77)
Year Ended 06/30/00	$24.50	$0.33	$(2.32)	$(1.99)	$(0.32)	$(0.94)	$(1.26)
Class A Shares
Year Ended 06/30/04	$15.00	$0.21	$2.12	$2.33	$(0.21)	$(0.52)	$(0.73)
Year Ended 06/30/03	$16.30	$0.22	$(0.82)	$(0.60)	$(0.22)	$(0.48)	$(0.70)
Year Ended 06/30/02	$19.36	$0.20	$(2.00)	$(1.80)	$(0.20)	$(1.06)	$(1.26)
Year Ended 06/30/01	$21.19	$0.20	$0.69	$0.89	$(0.20)	$(2.52)	$(2.72)
Year Ended 06/30/00	$24.45	$0.25	$(2.31)	$(2.06)	$(0.26)	$(0.94)	$(1.20)
Class B Shares
Year Ended 06/30/04	$14.98	$0.10	$2.12	$2.22	$(0.11)	$(0.52)	$(0.63)
Year Ended 06/30/03	$16.28	$0.12	$(0.82)	$(0.70)	$(0.12)	$(0.48)	$(0.60)
Year Ended 06/30/02	$19.37	$0.06	$(2.00)	$(1.94)	$(0.09)	$(1.06)	$(1.15)
Year Ended 06/30/01	$21.23	$0.05	$0.69	$0.74	$(0.08)	$(2.52)	$(2.60)
Year Ended 06/30/00	$24.50	$0.09	$(2.30)	$(2.21)	$(0.12)	$(0.94)	$(1.06)
Class C Shares
Year Ended 06/30/04	$14.98	$0.09	$2.13	$2.22	$(0.11)	$(0.52)	$(0.63)
Year Ended 06/30/03	$16.28	$0.11	$(0.81)	$(0.70)	$(0.12)	$(0.48)	$(0.60)
Year Ended 06/30/02	$19.36	$0.07	$(2.00)	$(1.93)	$(0.09)	$(1.06)	$(1.15)
Year Ended 06/30/01	$21.26	$0.04	$0.66	$0.70	$(0.08)	$(2.52)	$(2.60)
Year Ended 06/30/00	$24.51	$0.09	$(2.27)	$(2.18)	$(0.13)	$(0.94)	$(1.07)
			Ratios / Supplementary Data
	Net asset value, end of period	Total return (excludes sales charge Class A, B, C)	Net assets, end of period (000's)	Ratio of expenses to average net assets	Ratio of net investment income to average net assets	Ratio of expenses to average net assets without waivers	Portfolio turnover(a)
Class I Shares
Year Ended 06/30/04	$16.67	16.22%	$326,818	0.99%	1.61%	1.01%	14.75%
Year Ended 06/30/03	$15.06	(3.06)%	$294,638	0.99%	1.84%	1.02%	16.80%
Year Ended 06/30/02	$16.36	(9.64)%	$332,490	0.99%	1.39%	1.01%	17.03%
Year Ended 06/30/01	$19.42	4.26%	$439,755	0.98%	1.25%	1.00%	13.44%
Year Ended 06/30/00	$21.25	(8.34)%	$584,810	0.91%	1.44%	1.01%	15.82%
Class A Shares
Year Ended 06/30/04	$16.60	15.93%	$89,123	1.24%	1.36%	1.36%	14.75%
Year Ended 06/30/03	$15.00	(3.32)%	$86,098	1.24%	1.58%	1.37%	16.80%
Year Ended 06/30/02	$16.30	(9.89)%	$95,276	1.24%	1.12%	1.36%	17.03%
Year Ended 06/30/01	$19.36	4.02%	$94,379	1.23%	1.00%	1.35%	13.44%
Year Ended 06/30/00	$21.19	(8.61)%	$102,783	1.16%	1.17%	1.35%	15.82%
Class B Shares
Year Ended 06/30/04	$16.57	15.09%	$69,716	1.99%	0.62%	2.01%	14.75%
Year Ended 06/30/03	$14.98	(4.05)%	$79,963	1.99%	0.84%	2.02%	16.80%
Year Ended 06/30/02	$16.28	(10.57)%	$105,010	1.99%	0.38%	2.01%	17.03%
Year Ended 06/30/01	$19.37	3.27%	$126,701	1.98%	0.25%	2.00%	13.44%
Year Ended 06/30/00	$21.23	(9.22)%	$142,259	1.91%	0.43%	2.00%	15.82%
Class C Shares
Year Ended 06/30/04	$16.57	15.12%	$4,244	1.99%	0.59%	2.01%	14.75%
Year Ended 06/30/03	$14.98	(4.02)%	$2,639	1.99%	0.82%	2.02%	16.80%
Year Ended 06/30/02	$16.28	(10.52)%	$1,645	1.99%	0.34%	2.01%	17.03%
Year Ended 06/30/01	$19.36	3.07%	$1,160	1.98%	0.25%	2.00%	13.44%
Year Ended 06/30/00	$21.26	(9.10)%	$1,215	1.94%	0.37%	2.01%	15.82%

(a)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

ONE GROUP LARGE CAP GROWTH FUND

		Investment Activities			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment activities	Net investment income	Net realized gains	Total distributions
Class I Shares
Year Ended 06/30/04	$12.67	-	$1.89	$1.89	-	-	-
Year Ended 06/30/03	$12.33	$0.01	$0.33	$0.34	-	-	-
Year Ended 06/30/02	$17.12	$(0.02)	$(4.77)	$(4.79)	-	-	-
Year Ended 06/30/01	$26.68	$(0.08)	$(8.58)	$(8.66)	-	$(0.90)	$(0.90)
Year Ended 06/30/00	$26.15	$(0.03)	$3.90	$3.87	-	$(3.34)	$(3.34)
Class A Shares
Year Ended 06/30/04	$12.93	$(0.04)	$1.93	$1.89	-	-	-
Year Ended 06/30/03	$12.62	$(0.01)	$0.32	$0.31	-	-	-
Year Ended 06/30/02	$17.57	$(0.06)	$(4.89)	$(4.95)	-	-	-
Year Ended 06/30/01	$27.42	$(0.14)	$(8.81)	$(8.95)	-	$(0.90)	$(0.90)
Year Ended 06/30/00	$26.86	$(0.07)	$3.97	$3.90	-	$(3.34)	$(3.34)
Class B Shares
Year Ended 06/30/04	$12.04	$(0.15)	$1.80	$1.65	-	-	-
Year Ended 06/30/03	$11.83	$(0.10)	$0.31	$0.21	-	-	-
Year Ended 06/30/02	$16.60	$(0.18)	$(4.59)	$(4.77)	-	-	-
Year Ended 06/30/01	$26.14	$(0.29)	$(8.35)	$(8.64)	-	$(0.90)	$(0.90)
Year Ended 06/30/00	$25.92	$(0.15)	$3.71	$3.56	-	$(3.34)	$(3.34)
Class C Shares
Year Ended 06/30/04	$11.93	$(0.14)	$1.78	$1.64	-	-	-
Year Ended 06/30/03	$11.73	$(0.09)	$0.29	$0.20	-	-	-
Year Ended 06/30/02	$16.45	$(0.17)	$(4.55)	$(4.72)	-	-	-
Year Ended 06/30/01	$25.91	$(0.30)	$(8.26)	$(8.56)	-	$(0.90)	$(0.90)
Year Ended 06/30/00	$25.71	$(0.10)	$3.64	$3.54	-	$(3.34)	$(3.34)
			Ratios / Supplementary Data
	Net asset value, end of period	Total return (excludes sales charge Class A, B, C)	Net assets, end of period (000's)	Ratio of expenses to average net assets	Ratio of net investment income to average net assets	Ratio of expenses to average net assets without waivers	Portfolio turnover(a)
Class I Shares
Year Ended 06/30/04	$14.56	14.92%	$1,702,190	0.99%	0.00%	1.01%	46.12%
Year Ended 06/30/03	$12.67	2.76%	$1,453,774	0.99%	0.13%	1.13%	60.12%
Year Ended 06/30/02	$12.33	(27.98)%	$1,540,526	0.97%	(0.13)%	1.07%	69.07%
Year Ended 06/30/01	$17.12	(33.56)%	$2,059,004	0.93%	(0.38)%	1.00%	73.36%
Year Ended 06/30/00	$26.68	15.30%	$3,118,107	0.94%	0.12%	0.94%	123.21%
Class A Shares
Year Ended 06/30/04	$14.82	14.62%	$262,069	1.24%	(0.25)%	1.36%	46.12%
Year Ended 06/30/03	$12.93	2.46%	$242,656	1.24%	(0.13)%	1.48%	60.12%
Year Ended 06/30/02	$12.62	(28.17)%	$247,732	1.22%	(0.37)%	1.42%	69.07%
Year Ended 06/30/01	$17.57	(33.72)%	$412,205	1.18%	(0.63)%	1.35%	73.36%
Year Ended 06/30/00	$27.42	14.99%	$662,088	1.19%	(0.38)%	1.29%	123.21%
Class B Shares
Year Ended 06/30/04	$13.69	13.70%	$300,533	1.99%	(1.00)%	2.01%	46.12%
Year Ended 06/30/03	$12.04	1.78%	$324,321	1.99%	(0.88)%	2.13%	60.12%
Year Ended 06/30/02	$11.83	(28.73)%	$386,175	1.97%	(1.13)%	2.07%	69.07%
Year Ended 06/30/01	$16.60	(34.20)%	$619,423	1.93%	(1.38)%	2.00%	73.36%
Year Ended 06/30/00	$26.14	14.16%	$978,576	1.94%	(1.13)%	1.94%	123.21%
Class C Shares
Year Ended 06/30/04	$13.57	$13.75	$20,271	1.99%	(1.00)%	2.01%	46.12%
Year Ended 06/30/03	$11.93	$1.71	$20,715	1.99%	(0.87)%	2.13%	60.12%
Year Ended 06/30/02	$11.73	$(28.69)	$22,237	1.97%	(1.13)%	2.07%	69.07%
Year Ended 06/30/01	$16.45	$(34.19)	$35,685	1.93%	(1.38)%	2.00%	73.36%
Year Ended 06/30/00	$25.91	$14.20	$55,682	1.95%	(1.17)%	1.95%	123.21%

(a)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

ONE GROUP SMALL CAP GROWTH FUND

		Investment Activities			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment activities	Net investment income	Net realized gains	Total distributions
Class I Shares
Year Ended 06/30/04	$8.87	$(0.05)	$3.09	$3.04	-	-	-
Year Ended 06/30/03	$9.23	$(0.03)	$(0.33)	$(0.36)	-	-	-
Year Ended 06/30/02	$10.47	$(0.05)	$(1.19)	$(1.24)	-	-	-
Year Ended 06/30/01	$12.97	$(0.06)	$(1.05)	$(1.11)	-	$(1.39)	$(1.39)
Year Ended 06/30/00	$10.62	$(0.03)	$3.26	$3.23	-	$(0.88)	$(0.88)
Class A Shares
Year Ended 06/30/04	$8.76	$(0.07)	$3.04	$2.97	-	-	-
Year Ended 06/30/03	$9.14	$(0.05)	$(0.33)	$(0.38)	-	-	-
Year Ended 06/30/02	$10.39	$(0.08)	$(1.17)	$(1.25)	-	-	-
Year Ended 06/30/01	$12.91	$(0.10)	$(1.03)	$(1.13)	-	$(1.39)	$(1.39)
Year Ended 06/30/00	$10.61	$(0.01)	$3.19	$3.18	-	$(0.88)	$(0.88)
			Ratios / Supplementary Data
	Net asset value, end of period	Total return (excludes sales charge Class A)	Net assets, end of period (000's)	Ratio of expenses to average net assets	Ratio of net investment income to average net assets	Ratio of expenses to average net assets without waivers	Portfolio turnover(a)
Class I Shares
Year Ended 06/30/04	$11.91	34.27%	$643,958	0.99%	(0.47)%	0.99%	62.46%
Year Ended 06/30/03	$8.87	(3.90)%	$447,634	1.03%	(0.45)%	1.04%	94.54%
Year Ended 06/30/02	$9.23	(11.84)%	$376,910	1.05%	(0.65)%	1.06%	119.33%
Year Ended 06/30/01	$10.47	(9.00)%	$274,544	1.04%	(0.59)%	1.05%	157.71%
Year Ended 06/30/00	$12.97	32.26%	$253,626	1.05%	(0.23)%	1.06%	163.03%
Class A Shares
Year Ended 06/30/04	$11.73	33.90%	$81,501	1.24%	(0.72)%	1.34%	62.46%
Year Ended 06/30/03	$8.76	(4.16)%	$57,896	1.28%	(0.70)%	1.39%	94.54%
Year Ended 06/30/02	$9.14	(12.03)%	$52,918	1.30%	(0.90)%	1.41%	119.33%
Year Ended 06/30/01	$10.39	(9.21)%	$56,221	1.29%	(0.83)%	1.40%	157.71%
Year Ended 06/30/00	$12.91	31.79%	$71,858	1.30%	(0.48)%	1.41%	163.03%

(a)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

APPENDIX F

Management's Discussion of Fund Performance-One Group® Mutual Funds

The following are excerpts from the Annual Report of each of the One Group Funds for the fiscal year ended June 30, 2004.

One Group Bond Fund

Portfolio Performance Review

From an interview with Banc One Investment Advisors Corporation's Doug Swanson, portfolio manager of the fund and managing director of taxable bonds, and Gary Madich, CFA and chief investment officer of fixed income securities

How did the fund perform?

The fund's Class I shares posted a total return of 1.13% for the year ended June 30, 2004

How did the interest rate climate influence the fund's yield?

At the start of the fiscal year, the U.S. economy continued to gather strength, but weak employment data kept the Federal Reserve on hold. Early in the second calendar quarter of 2004 the government released a surprisingly encouraging jobs-growth report, and the employment data remained favorable throughout the rest of the fiscal year. In addition, inflation showed signs of inching upward. These factors, combined with continued economic growth, led to the much-anticipated bond bear market. In addition, they pushed the Federal Reserve into action, raising interest rates 25 basis points on June 30.

The general interest rate climate combined with continued fund inflows caused the portfolio's 30-day SEC yield on Class I shares to increase during the fiscal year, from 4.48% on June 30, 2003 to 5.13% on June 30, 2004.

What were your key strategies during the year?

We maintained a broadly diversified portfolio by investing in mortgage-backed, corporate and Treasury securities. We focused on adding value for shareholders by attempting to purchase attractively priced sub-sectors and securities and by making effective yield curve decisions. (The yield curve is the graphic depiction of the relationship between bond maturities and yields.) We favored securities in the five- to 10-year and 10- to 15-year segments. Securities in the five- to 10-year portion of the curve underperformed slightly in the rising rate environment.

Anticipating higher interest rates, we maintained a slightly shorter duration (sensitivity to interest rate changes) than the benchmark. Although this strategy was ineffective early in the year, when rates were still declining, it helped later in the fiscal year as interest rates began to swing upward.

How did your strategies affect performance?

The fund's Class I shares outperformed its benchmark, the Lehman Brothers Aggregate Bond Index (total return of 0.32%, during the period. This primarily was due to our security selections. Our overweighting of the mortgage- and asset-backed securities sectors and underweighting of the corporate and agency sectors also contributed positively to performance.

One Group Government Bond Fund

Portfolio Performance Review

From an interview with Banc One Investment Advisors Corporation's Michael Sais, CFA, portfolio manager of the fund and member of the taxable bond team, Doug Swanson, managing director of taxable bonds, and Gary Madich, CFA and chief investment officer of fixed income securities

How did the fund perform for shareholders?

For the year ended June 30, 2004, the fund's Class I shares posted a total return of –0.16%. (The fund's Class I shares outperformed the total return for the fund's benchmark, the Lehman Brothers Government Bond Index (total return of –1.36%).

To what do you attribute this outperformance?

This outperformance was largely the result of our greater exposure to stable-duration mortgage-backed securities. (Duration refers to a security's sensitivity to interest rate changes.) In particular, the significant tightening of mortgage spreads contributed to the fund's performance. (Spread refers to yield relationships between Treasuries and non-Treasury bonds of the same maturity. When spreads tighten, prices on non-Treasury bonds increase; and when spreads widen, prices drop.)

What was the general climate for government securities?

Despite some interim volatility, yields on government securities increased across the board during the fiscal year, due to encouraging economic news. Early in the year, the U.S. economy continued to gather strength, but the employment figures remained weak. Awaiting a better jobs scenario, the Federal Reserve remained on hold.

The second calendar quarter of 2004 began with a surprisingly encouraging jobs-growth report, and the employment data remained favorable throughoutt the rest of the fiscal year. In addition, inflation inched upward. These factors, combined with continued economic growth, sparked the launch of the much-anticipated bond bear market. They also pushed the Federal Reserve into action, and on the last day of the fiscal year it raised interest rates 25 basis points. This marked the first Federal Reserve rate hike in four years.

How did the interest rate environment influence the fund's yield?

The fund's yield followed the general increase in interest rates, rising from 3.77% on June 30, 2003, to 4.60% on June 30, 2004 (Class I shares).

What were your key strategies during the year?

We strived to achieve a high level of current income while maintaining a relatively stable duration of approximately five years. (Duration is a measure of a fund's sensitivity to interest rate changes. A longer duration indicates greater price sensitivity; a shorter duration indicates less).

In addition, we focused on the income component of total return by investing a significant portion of the portfolio in mortgage-backed securities that represent good value. Because durations on mortgage-backed securities tend to fluctuate with changes in interest rates, we constantly adjusted the portfolio's interest-rate sensitivity to maintain a five-year duration. This strategy generally is successful when undervalued mortgage securities appreciate to their fair market value and when interest rate volatility remains low to moderate.

One Group Tax-Free Bond Fund

Portfolio Performance Review

From an interview with Banc One Investment Advisors Corporation's Kim Bingle, CFA, portfolio manager of the fund and member of the tax-free bond team, Dan Davies, managing director of tax-free investments, and Gary Madich, CFA and chief investment officer of fixed income securities.

How did the fund perform?

The fund's Class I shares posted a total return of 0.53% for the one-year period ended June 30, 2004. The 30-day SEC yield on Class I shares was 3.57%, which translates to a 5.49% taxable-equivalent yield for investors in the 35% federal income tax bracket.

How would you describe the market environment?

The fiscal year was a volatile one, as signs of economic strength drove yields higher while contradictory indicators of economic weakness supported the municipal market. Geopolitical forces, particularly the situation in Iraq, added to the volatility. Overall, interest rates increased during the fiscal year, which caused municipal yields to rise and municipal bond prices to fall.

What were your key strategies given this climate?

We focused on premium-coupon, callable bonds, which generally perform relatively well in a rising-interest-rate environment. (The call feature refers to the issuer's ability to "call" the debt and refinance it. Issuers generally call their debt when interest rates are declining, so they can refinance at lower rates.) We also attempted to enhance the fund's yield by positioning our purchases on the most attractive areas of the yield curve (the graphic depiction of the relationship between bond maturities and yields). We limited our weighting in long-duration bonds, which performed poorly during the year. (Duration refers to a fund's sensitivity to interest rate changes.) Additionally, we focused on those states in which bonds remained attractive relative to their underlying fundamentals. We also held a high-quality portfolio of bonds diversified by state and sector and took advantage of yield curve opportunities to maximize return and minimize interest rate risk.

Did any state bonds post notable performance?

California bonds generated good performance for the fund. We increased the fund's exposure to California securities when prices had fallen considerably. The state's serious budget shortfall and a high level of bond issuance contributed to the price drop. But as the state's fiscal profile improved, these bonds performed particularly well for shareholders.

How did the fund perform relative to its benchmark?

The fund's Class I shares slightly underperformed its market benchmark, the Lehman Brother Municipal Bond Index (total return of 0.76%). This underperformance primarily was a result of our efforts to reduce the fund's duration (sensitivity to interest rate changes) relative to the benchmark, in an effort to minimize the impact of higher interest rates on the fund's share price. In addition, holding a high-quality portfolio of bonds diversified by state and sector and taking advantage of yield curve opportunities to maximize return and minimize interest rate risk contributed to the outperformance.

One Group Equity Income Fund

Portfolio Performance Review

From an interview with Banc One Investment Advisors Corporation's Lynn Yturri, a member of the equity balanced team and Larry Baumgartner, CFA and chief investment officer of equity securities.

What was the fund's total return for the year?

The fund's Class I shares posted a total return of 16.22% for the one-year period ended June 30, 2004.

How would you describe the market climate?

Despite concerns regarding economic growth, job creation, a change in Federal Reserve policy and continued tensions in Iraq, the equity markets rose broadly for the 12-month period. The primary drivers of the markets' gains were a strong economy and a revival in corporate profit growth, which was the strongest in years. For much of the year the type of securities we prefer-higher-quality, larger-capitalization, dividend-paying-were out of favor. Instead, leadership came from more aggressive stocks, smaller-capitalization stocks and non-dividend-paying companies.

Compared to the market as a whole, how did the fund perform for shareholders?

The performance of the fund's Class I shares trailed its benchmark, the S&P 500 Index during the year (total return of 19.10%), primarily because we didn't participate in many of the aggressive market sectors that don't provide current income. The underperformance by many dividend-paying stocks was surprising, given the new federal law reducing the tax rate on corporate dividends. Nevertheless, we were encouraged that in the second quarter of 2004 the fiscal year performed among dividend-paying stocks started to improve. In addition, most of the companies the fund owns began showing improved fundamentals, and the fund experienced an acceleration in income growth through dividend increases.

What were your key strategies during the year?

The improved stock market gave us several opportunities to improve the positioning of the portfolio. For example, we took profits in sectors that had been performing well for an extended period of time and had become overpriced in our opinion, including REITs (real estate investment trusts), energy and retail. We also reduced the funds weighting in the financials sector, which appeared fully priced with the prospect of the Federal Reserve beginning a tightening cycle. We used the proceeds to build positions in several diverse new holdings that offer better prospects for dividend growth.

Our goal is to focus more heavily on companies that increase their dividends. Although a company's abilities to generate current dividend yield remains a desirable characteristic, we believe dividend growth may be a more important factor for our future stock returns. We believe our current strategies better position the portfolio to take advantage of what may be a strong period ahead for companies that can raise their dividend payments.

Which sectors offered notable performance?

The fund's leading performers included sectors that demonstrated profit performance above and beyond expectations. For example, cyclical sectors such as energy, industrials, technology and REITs performed well, as did more stable sectors, including defense, consumer staples and finance.

In general, poor performance came from the market's defensive sectors, including telecommunications, utilities and health care. In particular, major pharmaceuticals represented the biggest disappointment, due to concerns about patent expirations, generic competition, slow new product profiles and political pressures regarding rising prescription prices. In response, we made only modest adjustments to our health care exposure, preferring to maintain our positions in high-quality, undervalued companies with good growth prospects.

One Group Large Cap Growth Fund

Portfolio Performance Review

From an interview with Banc One Investment Advisors Corporation's Carol R. Miller, CFA, managing director of the equity growth team and Larry Baumgartner, CFA and chief investment officer of equity securities.

What was the fund's total return?

The fund's Class I shares posted a total return of 14.92% for the one-year period ended June 30, 2004.

How would you describe the market climate during the year?

Large-cap growth stocks, as measured by the fund's benchmark, the Russell 1000 Growth Index, increased strongly during the fiscal year (total return of 17.88%.) The economy recovered and corporate earnings rose significantly throughout the 12-month period. Low-quality issues, which have extreme cyclicality, performed much better than higher-quality issues. The technology sector performed particularly well, especially some of the companies with the weakest long-term competitive situations.

How did the fund perform compared to the market?

Our focus on higher-quality stocks and strong competitive situations impeded performance relative to the benchmark. In addition, the fund lacked cyclical growth exposure at the beginning of the year, and this, too, dampened relative performance. Nevertheless, the fund's strategy remains long-term focused, and although the one-year performance lagged the index, it was an attractive return.

What were your key strategies during the year?

Our ongoing strategy for the fund is to assess long-term growth rates based on fundamental analysis. Much of our analysis considers the long-term supply and demand for specific companies and whether their industries are over- or under-capitalized. Our focus on long-term results may make the fund a bit less exciting when stocks are rising rapidly due to cyclical factors. In addition, we attempt to buy and hold reasonably valued securities, eschewing those with valuations too high for their future growth prospects. To the extent investor sentiment gets carried away, as it appeared to do last year among some issues, particularly in the technology sector, the fund may lag for a time.

Which sectors offered notable performance?

The fund's energy stocks were positive influences on the fund's performance during the year. Stronger-than-expected demand for oil coupled with underinvestment in exploration and development led to outperformance for the oil service stocks the fund owned. In addition, natural gas exploration and production stocks generated strong results, due to a strong pricing environment for natural gas.

The fund's technology sector improved strongly, but it also accounted for a large portion of the fund's underperformance relative to the benchmark. Lower-quality technology stocks dominated the positive performance of the benchmark's technology sector. The fund, on the other hand, maintained its quality bias, particularly in the extremely competitive and over-capitalized technology sector.

One Group Small Cap Growth Fund

Portfolio Performance Review

From an interview with Banc One Investment Advisors Corporation's Steve Salopek, a member of the small cap team, Carol R. Miller, CFA, managing director of the equity growth team and Larry Baumgartner, CFA and chief investment officer of equity securities.

What was the fund's total return?

For the 12-month period ended June 30, 2004, the fund's Class I shares posted a total return of 34.27%.

How would you describe the market climate for small cap growth stocks?

The environment for small cap stocks remained favorable, primarily due to the Federal Reserve's accommodative monetary policy. Low interest rates led to an acceleration in economic growth, which was a significant benefit to small cap companies.

How did the fund's return compare to that of the benchmark?

The fund's Class I shares outperformed its benchmark, the Russell 2000 Growth Index for the one-year period (total return of 31.55%). This primarily was due to the fund's focus on higher-quality stocks, which significantly outperformed lower-quality stocks in the second half of the fiscal year. Despite strong performance from lower-quality stocks in the first half of the year, the fund kept pace with the benchmark. Then, when investors returned to higher-quality companies, the fund's performance significantly outpaced the benchmark's.

What were your key strategies during the year?

Despite the speculative nature of the market early in the year, we continued to focus on companies that we thought offered significant opportunities for longer-term growth. In particular, we focused on companies demonstrating financial strength through strong cash flows and little financial leverage.

Which areas of the fund benefited from these strategies?

Our strategies were most helpful in the biotech and technology areas, where we resisted the market's speculative overtones and focused instead on well-capitalized companies that generated strong cash flows. In addition, we overweighted the energy sector, which benefited from rising fuel costs. Also, an underweight in interest-rate-sensitive stocks, such as housing and mortgage finance, helped the fund's overall performance.

On the negative side, poor stock selections in the retail sector hurt performance. Investors' concerns about a slowing in consumer spending hurt these stocks.

The following are excerpts from the Annual Report of each of the One Group Funds for the fiscal year ended June 30, 2004.

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APPENDIX G

Similarities and Differences in the Forms of Organization of the JPMorgan Trust II, JPMorgan Funds and One Group Funds

	JPMorgan Trust II (a Delaware statutory trust)	J.P. Morgan Mutual Fund Select Group (a Massachusetts business trust) (JPMorgan Bond Fund II)	J.P. Morgan Mutual Fund Group (a Massachusetts business trust) (JPMorgan U.S. Treasury Income Fund)	J.P. Morgan Mutual Fund Select Trust (a Massachusetts business trust) (JPMorgan Tax Free Income Fund)	J.P. Morgan Mutual Fund Investment Trust (a Massachusetts business trust) (JPMorgan Equity Income Fund; JPMorgan Equity Growth Fund)	J.P. Morgan Fleming Mutual Fund Group, Inc. (a Maryland corporation) (JPMorgan Small Cap Growth Fund)	J.P. Morgan Funds (a Massachusetts business trust) (JPMorgan U.S. Small Company Opportunities Fund)	One Group® Mutual Funds (a Massachusetts business trust)
Quorum of shareholders	Majority of shares entitled to vote.	Majority of shares entitled to vote.	Majority of shares entitled to vote.	Majority of shares entitled to vote.	Majority of shares entitled to vote.	One-third of shares entitled to vote.	Majority of shares entitled to vote.	Majority of shares entitled to vote.

Can the Fund issue an unlimited number of shares?	Yes.	Yes.	Yes.	Yes.	Yes.	Yes.	Yes.	Yes.

Do the Directors/Trustees have the power to materially amend the governing instrument without shareholder approval?	Yes.	Yes.(1),(2)	Yes.(2)	Yes.(1),(2)	Yes.(1),(2)	No.	Yes.(2)	No.

Can the Directors/Trustees amend (or in the case of the One Group Mutual Funds, the Code of Regulations) the by-laws without shareholder approval?	Yes.(4)	Yes.(5)	Yes.(5)	Yes.(5)	Yes.(5)	Yes.(5)	Yes.(5)	Yes.(6)

Is termination of the trust/corporation (as opposed to a series thereof) possible without shareholder approval?	Yes.	Yes.	Yes.	Yes.	Yes.	No Provision.	Yes.	Yes.

Can the Directors/Trustees act without a meeting?	Yes.(6)	Yes.(7)	Yes.(6)	Yes.(6)	Yes.(6)	Yes.(8)	Yes.(9)	Yes.(10)

(1)  Provided that such amendment may not adversely affect the economic value or legal rights of a shareholder.

(2)  Provided that (A) no amendment which the Trustees have determined would affect the rights, privileges and interests of holders of a particular series of shares differently than the holders of all series of shares, and which would otherwise require a majority shareholder vote under the trust document, may be made except with the vote or consent of a majority shareholder vote of shareholders of such series, and (B) no amendment may be made which would change any rights with respect to the shares, or any series of shares, by reducing the amount payable thereon upon liquidation of the trust or by diminishing or eliminating any voting rights pertaining thereto, except with the majority shareholder vote of the shares or that series of shares.

(3)  Trustees may only amend the Articles of Incorporation to change the name of the corporation or designation of stock, cure a defective provision or comply with changes in the law.

(4)  Except where such power is reserved by the by-laws, Declaration of Trust, charter or law to the shareholders.

(5)  Except where such amendment, adoption or repeal requires, pursuant to the law, the Declaration of Trust, charter or by-laws, a vote of the shareholders.

(6)  The One Group Funds do not have by-laws. Certain governance matters are set forth in their Code of Regulations.

(7)  If a majority of Trustees consent to action in writing.

(8)  If all Trustees consent to the action in writing.

(9)  If all trustees or all members of a committee (where action may be taken by a committee) consent to the action in writing.

(10)  If a written consent to such action is signed either by all the trustees or all members of a committee (where action may be taken by a committee) then in office or by an 80% majority of the trustees or an 80% majority of members of such committee.

G-1

	JPMorgan Trust II (a Delaware statutory trust)	J.P. Morgan Mutual Fund Select Group (a Massachusetts business trust) (JPMorgan Bond Fund II)	J.P. Morgan Mutual Fund Group (a Massachusetts business trust) (JPMorgan U.S. Treasury Income Fund)	J.P. Morgan Mutual Fund Select Trust (a Massachusetts business trust) (JPMorgan Tax Free Income Fund)	J.P. Morgan Mutual Fund Investment Trust (a Massachusetts business trust) (JPMorgan Equity Income Fund; JPMorgan Equity Growth Fund)	J.P. Morgan Fleming Mutual Fund Group, Inc. (a Maryland corporation) (JPMorgan Small Cap Growth Fund)	J.P. Morgan Funds (a Massachusetts business trust) (JPMorgan U.S. Small Company Opportunities Fund)	One Group® Mutual Funds (a Massachusetts business trust)
Director/Trustee liability other than what the federal securities laws already prescribe?	No.	No.	No.	No.	No.	No.	No.	No.

Shareholder liability?	No.	No.	No.	No.	No.	No Provision.	No.	No.

Term of office of Directors/Trustees	Until death, resignation, mandatory retirement age, declaration of incompetence by court, or removal.	Until resignation, removal, or incapacitation by illness or injury.	Until resignation, removal, or incapacitation by illness or injury.	Until resignation, removal, or incapacitation by illness or injury.	Until resignation, removal, or incapacitation by illness or injury.	Until resignation, death or removal.	Until resignation, removal, mandatory retirement age, or incapacitation by illness or injury.	Until death, resignation, mandatory retirement age, bankruptcy, declaration of incompetence by court, or removal.

Vote required for a reorganization	Majority vote of trustees without shareholder approval to the extent permitted by law.	(i) Two-thirds of outstanding shares of series or (ii) majority vote of outstanding shares entitled to vote if reorganization recommended by trustees.	(i) Two-thirds of outstanding shares of series or (ii) majority vote of outstanding shares entitled to vote if reorganization recommended by trustees.	(i) Two-thirds of outstanding shares of series or (ii) majority vote of outstanding shares entitled to vote if reorganization recommended by trustees.	(i) Two-thirds of outstanding shares of series or (ii) majority vote of outstanding shares entitled to vote if reorganization recommended by trustees.	Approval of directors and majority of outstanding voting securities of series.	(i) Two-thirds of outstanding shares of series or (ii) majority vote of outstanding shares entitled to vote if reorganization recommended by trustees	Approval of trustees and majority of outstanding voting securities of series.

Rights of Inspection?	No.(11)	Yes.	Yes.	Yes.	Yes.	Yes.	No Provision.	No.(11)

(11)  Except as determined by trustees or authorized by law.

G-2

APPENDIX H

Additional Risk Factors Related to the One Group Funds

Investment Practices	The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. What follows is a list of some of the securities and techniques utilized by the Funds, as well as the risks inherent in their use. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a more complete discussion of risk.

FUND NAME	FUND CODE
One Group Bond Fund	1
One Group Government Bond Fund	2
One Group Tax-Free Bond Fund	3
One Group Equity Income Fund	4
One Group Large Cap Growth Fund	5
One Group Small Cap Growth Fund	6

Instrument	Fund Code	Risk Type
Adjustable Rate Mortgage Loans ("ARMs"): Loans in a mortgage pool which provide for a fixed initial mortgage interest rate for a specified period of time, after which the rate may be subject to periodic adjustments	1,2	Prepayment Market Credit Regulatory

Asset-Backed Securities: Securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and other securities backed by other types of receivables or other assets.	1,3	Prepayment Market Credit Regulatory

Bankers' Acceptances: Bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less.	1, 4-6	Credit Liquidity Market

Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price at a future date. A put option gives the buyer the right to sell, and obligations the seller of the option to buy, a security at a specified price a t a future date. The Funds will sell only covered call and secured put options.	1-6	Management Liquidity Credit Market Leverage

Certificates of Deposit: Negotiable instruments with a stated maturity.	1,4-6	Market Credit Liquidity

Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.	1,3-6	Credit Liquidity Market

Common Stock: Shares of ownership of a company.	4-6	Market

Convertible Securities: Bonds or preferred stock that can convert to common stock.	1,4-6	Market Credit

Corporate Debt Securities: Corporate bonds and non-convertible debt securities	1,5	Market Credit

Demand Features: Securities that are subject to puts and standby commitments to purchase the securities at a fixed price (usually with accrued interest) within a fixed period of time following demand by a Fund.	1,3	Market Liquidity Management

Instrument	Fund Code	Risk Type
Exchange Traded Funds: Ownership in unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular broad based, sector or international index. Exchange traded funds or ETFs include a wide range of investments such as iShares, Standard and Poor's Depository Receipts ("SPDRs"), and NASDAQ 100's.	4-6	Market

Fixed Rate Mortgage Loans: Investments in fixed rate mortgage loans or mortgage pools which bear simple interest at fixed annual rates and have short to long term final maturities.	1,2	Credit Prepayment Regulatory Market

Foreign Securities: Securities issued by foreign companies, debt securities issued or guaranteed by foreign governments or any of their agencies and instrumentalities, as well as commercial paper of foreign issuers and obligations of foreign banks, overseas branches of U.S. banks and supranational entities.	1,4-6	Market Political Liquidity Foreign Investment

Futures and Related Options: A contract providing for the future sale and purchase of a specified amount of a specified security, class of securities, or an index at a specified time in the future and at a specified price.	1,2,4-6	Management Market Credit Liquidity Leverage

Inverse Floating Rate Instruments: Floating rate debt instruments with interest rates that reset in the opposite direction from the market rate of interest to which the inverse floater is indexed.	1,2,3	Market Leverage Credit

Investment Company Securities: Shares of other money market mutual funds, including One Group money market funds and shares of other money market funds for which Banc One Investment Advisors or its affiliates serve as investment advisor or administrator. Banc One Investment Advisors will waive certain fees when investing in funds for which it serves as investment advisor, to the extent required by law.	1-6	Market

Loan Participations and Assignments: Participations in, or assignments of all or a portion of loans to corporations or to governments, including governments of the less developed countries ("LDCs").	1,3	Credit Political Liquidity Foreign Investment Market Tax

Mortgage-Backed Securities: Debt obligations secured by real estate loans and pools of loans. These include collateralized mortgage obligations ("CMOs") and Real Estate Mortgage Investment Conduits ("REMICs").	1,2,3	Prepayment Market Credit Regulatory Leverage

Mortgage Dollar Rolls: A transaction in which a Fund sells securities for delivery in a current month and simultaneously contracts with the same party to repurchase similar but not identical securities on a specified future date.	1,2	Prepayment Market Regulatory

Instrument	Fund Code	Risk Type
Municipal Securities: Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include private activity bonds and industrial development bonds, as well as General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, other short-term tax-exempt obligations, municipal leases, obligations of municipal housing authorities and single family revenue bonds.	1,3	Market Credit Political Tax Regulatory

New Financial Products: New options and futures contracts, and other financial products continue to be developed and the Funds may invest in such options, contracts and products.	1-6	Management Credit Market Liquidity

Participation Interests: Interests in municipal securities, including municipal leases, from financial institutions such as commercial and investment banks, savings and loan associations and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Funds to treat the income from the investment as exempt from federal income tax.		Credit Tax Market

Preferred Stock: A class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.	1,4-6	Market

Real Estate Investment Trusts ("REITs"): Pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interest.	1,4-6	Liquidity Management Market Regulatory Tax Prepayment

Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan.	1,2,4-6	Credit Market Liquidity

Restricted Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.	1,3-6	Liquidity Market

Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.	1,2,4-6	Market Leverage

Rights and Warrants: Securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.	5,6	Market Credit

Securities Lending: The lending of up to 33 1/3% of a Fund's total assets. In return, the Fund will receive cash, other securities, and/or letters of credit as collateral.	1,2,4-6	Credit Market Leverage

Short-Term Funding Agreements: Agreements issued by banks and highly rated U.S. insurance companies such as Guaranteed Investment Contracts ("GICs") and Bank Investment Contracts ("BICs").	1	Market Credit Liquidity

Stripped Mortgage-Backed Securities: Derivative multi-class mortgage securities usually structured with two classes of shares that receive different proportions of the interest and principal from a pool of mortgage backed obligations. These include IOs and POs.	1,2,3	Prepayment Market Credit Regulatory

Instrument	Fund Code	Risk Type
Structured Instruments: Debt securities issued by agencies and instrumentalities of the U.S. government, banks, municipalities, corporations and other businesses whose interest and/or principal payments are indexed to foreign currency exchange rates, interest rates, or one or more other referenced indices.	1-6	Market Liquidity Management Credit Foreign Investment

Swaps, Caps and Floors: A Fund may enter into these transactions to manage its exposure to changing interest rates and other factors. Swaps involve an exchange of obligations by two parties. Caps and floors entitle a purchaser to a principal amount from the seller of the cap or floor to the extent that a specified index exceeds or falls below a predetermined interest rate or amount.	1-6	Management Credit Liquidity Market

Time Deposits: Non-negotiable receipts issued by a bank in exchange for the deposit of funds.	1,4-6	Liquidity Credit Market

Treasury Receipts: TRs, TIGRs and CATS.	1,3,4-6	Market

U.S. Government Agency Securities: Securities issued by agencies and instrumentalities of the U.S. government. These include all types of securities issued by Ginnie Mae, Fannie Mae and Freddie Mac, including funding notes and subordinated benchmark notes.	1-6	Market Credit U.S. Govt. Agency

U.S. Treasury Obligations: Bills, notes, bonds, STRIPS and CUBES.	1-6	Market

Variable and Floating Rate Instruments: Obligations with interest rates which are reset daily, weekly, quarterly or some other period and which may be payable to the Fund on demand.	1-6	Market Credit Liquidity

When-Issued Securities and Forward Commitments: Purchase or contract to purchase securities at a fixed price for delivery at a future date.	1-6	Market Leverage Liquidity Credit

Zero Coupon Debt Securities: Bonds and other debt that pay no interest, but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.	1,2,3	Credit Market Zero Coupon

Zero-Fixed Coupon Debt Securities: Zero coupon debt securities which convert on a specified date to interest bearing debt securities.	1,2	Credit Market Zero Coupon

Investment Risks  Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above. Because of these risks, the value of the securities held by the Funds may fluctuate. If these fluctuations are sufficiently strong (despite the Fund's efforts to control them), the value of your investments will be affected. Certain investments are more susceptible to these risks than others.
• Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price and liquidity of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.
• Leverage Risk. The risk associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value.

• Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that normally prevails in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.
• Management Risk. The risk that a strategy used by a fund's management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.
• Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.
• Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizures of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.
• Foreign Investment Risk. Risks associated with higher transaction costs, delayed settlements and adverse economic developments. Investments in foreign securities involve risks different from investments in U.S. securities. These risks include the risks associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Because of these risk factors, the share price of the Funds that invest in foreign securities is expected to be volatile, and you should be able to sustain sudden, and sometimes substantial, fluctuations in the value of your investment.
• Prepayment Risk. The risk that the principal repayment of a security will occur at an unexpected time, especially that the repayment of a mortgage- or asset-backed security occurs either significantly sooner or later than expected. Changes in prepayment rates can result in greater price and yield volatility. Prepayments generally accelerate when interest rates decline. When mortgage and other obligations are prepaid, a Fund may have to reinvest in securities with a lower yield. Further, with early prepayment, a Fund may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.
• Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. Also, the risk that the tax treatment of municipal or other securities could be changed by Congress thereby affecting the value of outstanding securities.
• U.S. Government Agency Securities. The Funds may invest in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (such as Fannie Mae, Ginnie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.
• Regulatory Risk. The risk associated with federal and state laws that may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

• Zero Coupon Risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically. The risk is similar to Credit Risk which is described above.
• Lower-Rated Investment Grade Securities. The One Group Bond Fund may also purchase debt securities rated in the lowest investment grade category. Securities in this rating category are considered to have speculative characteristics. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.
• Small-Capitalization Companies. The One Group Bond Fund may make investments in smaller, younger companies, which may be riskier and more volatile than investments in larger, more established companies. Securities of smaller companies tend to be less liquid than securities of larger companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be a greater and more frequent fluctuation in the value of their securities. This may cause unexpected decreases in the value of your investment in a Fund.

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S77366

PART B

ONE GROUP® MUTUAL FUNDS

One Group Bond Fund

One Group Government Bond Fund

One Group Tax-Free Bond Fund

One Group Equity Income Fund

One Group Large Cap Growth Fund

One Group Small Cap Growth Fund

Statement of Additional Information

October 30, 2004

Acquisition of the Assets and Liabilities of:	By and in Exchange for Shares of:

JPMorgan Bond Fund II	One Group Bond Fund
JPMorgan U.S. Treasury Income Fund	One Group Government Bond Fund
JPMorgan Tax Free Income Fund	One Group Tax-Free Bond Fund
JPMorgan Equity Income Fund	One Group Equity Income Fund
JPMorgan Equity Growth Fund	One Group Large Cap Growth Fund
JPMorgan Small Cap Growth Fund and JPMorgan U.S. Small Company Opportunities Fund	One Group Small Cap Growth Fund

522 Fifth Avenue, New York	1111 Polaris Parkway
New York 10036	Columbus, Ohio 43271-1235

This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Proxy Statement/Prospectus dated October 30, 2004, relating specifically to the proposed transfer of all of the assets and the assumption of all of the liabilities of JPMorgan Bond Fund II, JPMorgan U.S. Treasury Income Fund, JPMorgan Tax Free Income Fund, JPMorgan Equity Income Fund, JPMorgan Equity Growth Fund, JPMorgan Small Cap Growth Fund and JPMorgan U.S. Small Company Opportunities Fund (each a “JPMorgan Fund” and collectively the “JPMorgan Funds”) in exchange for shares of the corresponding One Group Fund listed across from the JPMorgan Fund above having an aggregate value equal to those of the relevant JPMorgan Fund.  To obtain a copy of the Proxy Statement/Prospectus, please write to One Group Mutual Funds at 1111 Polaris Parkway, Columbus, Ohio, 43271-1235 or call (800) 480-4111.  The transfers are to occur pursuant to Agreements and Plans of Reorganization.  Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy Statement/Prospectus.

TABLE OF CONTENTS

1.	General Information

2.	Financial Statements

3.	Pro Forma Financial Statements and Notes for JPMorgan Bond Fund II and One Group Bond Fund

4.	Pro Forma Financial Statements and Notes for JPMorgan U.S. Treasury Income Fund and One Group Government Bond Fund

5.	Pro Forma Financial Statements and Notes for JPMorgan Tax Free Income Fund and One Group Tax-Free Bond Fund

6.	Pro Forma Financial Statements and Notes for JPMorgan Equity Income Fund and One Group Equity Income Fund

GENERAL INFORMATION

A Special Meeting of Shareholders of the JPMorgan Funds to consider the Reorganizations will be held at the offices of J.P. Morgan Investment Management Inc., 522 Fifth Avenue, New York, New York 10036, on Thursday, January 20, 2005, at 9:00 a.m., Eastern time.  For further information about the Reorganizations, see the Proxy Statement/Prospectus.

FINANCIAL STATEMENTS

This Statement of Additional Information of One Group Bond Fund, One Group Government Bond Fund, One Group Tax-Free Bond Fund, One Group Equity Income Fund, One Group Large Cap Growth Fund and One Group Small Cap Growth Fund consists of this cover page, the accompanying pro forma financial statements and related notes and the following documents, each of which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein:

1.

The Statement of Additional Information for JPMorgan Bond Fund II dated December 29, 2003 (Accession Number 0001047469-03-042093), JPMorgan U.S. Treasury Income Fund dated December 29, 2003 (Accession Number 0001047469-03-042091), JPMorgan Tax Free Income Fund dated December 29, 2003 (Accession Number 0001047469-03-042149),  JPMorgan Equity Income Fund dated May 1, 2004, and J.P. Morgan Equity Growth Fund dated May 1, 2004 (Accession Number 0000912057-04-000425), JPMorgan Small Cap Growth Fund dated May 1, 2004 (Accession Number 0000912057-04-000421) and JPMorgan U.S. Small Company Opportunities Fund dated May 1, 2004 (Accession Number 0000912057-04-000422);

2.

The Statement of Additional Information for One Group Bond Fund, One Group Government Bond Fund, One Group Tax-Free Bond Fund, One Group Equity Income Fund, One Group Large Cap Growth Fund, and One Group Small Cap Growth Fund dated October 29, 2004 (Accession Number 0001193125-04-179370);

3.

The Financial Statements of JPMorgan Bond Fund II, JPMorgan U.S. Treasury Income Fund and JPMorgan Tax Free Income Fund, as included in the Funds’ Annual Report filed for the year ended August 31, 2003 (Accession Number 0001047469-03-034561); the Financial Statements of JPMorgan Equity Income Fund, JPMorgan Equity Growth Fund, JPMorgan Small Cap Growth Fund and JPMorgan U.S. Small Company Opportunities Fund as included in the

Funds’ Annual Report fund for the year ended December 31, 2003 (Accession Number 000104769-04-006976);

4.	The Financial Statements of each of the One Group Funds as included in each Fund’s Annual Report filed for the year ended June 30, 2004 (Accession Number 0000950152-04-006781); and

5.

The Financial Statements of JPMorgan Bond Fund II, JPMorgan U.S. Treasury Income Fund and JPMorgan Tax Free Income Fund as included in the Funds’ Semi-Annual Report filed for the year ended February 29, 2004 (Accession Number 0001047469-04-015966); the Financial Statements of JPMorgan Equity Income Fund, JPMorgan Equity Growth Fund, JPMorgan Small Cap Growth Fund and JPMorgan U.S. Small Company Opportunities Fund as included in the Funds’ Semi-Annual Report for the year ended June 30, 2004 (Accession Number 0001047469-04-027867).

Shown below are the financial statements for each Fund, other than JPMorgan Equity Growth Fund and One Group Large Cap Growth Fund, and JPMorgan Small Cap Growth Fund, JPMorgan U.S. Small Company Opportunities Fund and One Group Small Cap Growth Fund which are not required to be filed pursuant to certain SEC rules, and pro forma financial statements for the Combined Funds, assuming the reorganization is consummated as of June 30, 2004.  The first table presents the Portfolio of Investments for each Fund and pro forma figures for the Combined Fund.  The second table presents the Statements of Assets and Liabilities for each Fund and estimated pro forma figures for the Combined Fund.  The third table presents the Statements of Operations for each Fund and estimated pro forma figures for the Combined Fund.  These tables are followed by the Notes to the Pro Forma Financial Statements.

JPMorgan Bond Fund II/One Group Bond Fund Pro Forma Combined Portfolio of Investments (Amounts in thousands) (Unaudited)						June 30, 2004
JPMorgan Bond Fund II Principal Amount	One Group Bond Fund Principal Amount	Pro forma JPMorgan Core Bond Fund Principal Amount	Security Description	JPMorgan Bond Fund II Market Value	One Group Bond Fund Value	Pro forma JPMorgan Core Bond Fund Market Value

U.S. Treasury Securities (21.1%)
$18,280		$18,280	U.S. Treasury Notes &
			Bonds, 1.50%, 07/31/05	$18,158		$18,158
	$2,000	2,000	U.S. Treasury Notes &
			Bonds, 10.75%, 08/15/05		$2,190	2,190
	1,000	1,000	U.S. Treasury Notes &
			Bonds, 6.88%, 05/15/06		1,077	1,077
	5,000	5,000	U.S. Treasury Notes &
			Bonds, 6.50%, 10/15/06		5,399	5,399
	1,925	1,925	U.S. Treasury Notes &
			Bonds, 3.50%, 11/15/06		1,950	1,950
	5,500	5,500	U.S. Treasury Notes &
			Bonds, 2.06%, 05/15/07, IO		5,022	5,022
	5,500	5,500	U.S. Treasury Notes &
			Bonds, 6.13%, 08/15/07		5,968	5,968
	18,800	18,800	U.S. Treasury Notes &
			Bonds, 4.32%, 05/15/08, IO		16,374	16,374
	1,500	1,500	U.S. Treasury Notes &
			Bonds, 5.63%, 05/15/08		1,615	1,615
	1,000	1,000	U.S. Treasury Notes &
			Bonds, 3.13%, 09/15/08		982	982
7,125		7,125	U.S. Treasury Notes &
			Bonds, 3.13%, 04/15/09	6,923		6,923
4,600		4,600	U.S. Treasury Notes &
			Bonds, 3.88%, 05/15/09	4,615		4,615
32,120		32,120	U.S. Treasury Notes &
			Bonds, 4.00%, 06/15/09	32,396		32,396
	24,100	24,100	U.S. Treasury Notes &
			Bonds, 6.00%, 08/15/09		26,490	26,490
	14,850	14,850	U.S. Treasury Notes &
			Bonds, 3.78%, 11/15/09, PO		11,922	11,922
	700	700	U.S. Treasury Notes &
			Bonds, 10.38%, 11/15/09, IO		723	723
	32,775	32,775	U.S. Treasury Notes &
			Bonds, 4.25%, 01/15/10		41,928	41,928
	17,100	17,100	U.S. Treasury Notes &
			Bonds, 2.91%, 02/15/10, IO		13,589	13,589
	72,100	72,100	U.S. Treasury Notes &
			Bonds, 6.50%, 02/15/10		81,264	81,264
	6,925	6,925	U.S. Treasury Notes &
			Bonds, 11.75%, 02/15/10, IO		7,344	7,344
	19,000	19,000	U.S. Treasury Notes &
			Bonds, 3.53%, 05/15/10, IO		14,902	14,902
	1,000	1,000	U.S. Treasury Notes &
			Bonds, 5.75%, 08/15/10		1,091	1,091
	130,080	130,080	U.S. Treasury Notes &
			Bonds, 12.75%, 11/15/10, IO		148,073	148,073
	19,700	19,700	U.S. Treasury Notes &
			Bonds, 3.46%, 02/15/11, IO		14,796	14,796
	47,348	47,348	U.S. Treasury Notes &
			Bonds, 4.21%, 05/15/11, IO		35,084	35,084
	71,630	71,630	U.S. Treasury Notes &
			Bonds, 3.50%, 05/15/12, IO		49,997	49,997
	3,500	3,500	U.S. Treasury Notes &
			Bonds, 3.43%, 11/15/12, IO		2,370	2,370
2,540		2,540	U.S. Treasury Notes &
			Bonds, 4.00%, 11/15/12	2,459		2,459
	80,445	80,445	U.S. Treasury Notes &
			Bonds, 10.38%, 11/15/12		98,256	98,256
	54,025	54,025	U.S. Treasury Notes &
			Bonds, 4.09%, 02/15/13, IO		36,042	36,042
	14,250	14,250	U.S. Treasury Notes &
			Bonds, 3.94%, 08/15/13, IO		9,220	9,220
	114,725	114,725	U.S. Treasury Notes &
			Bonds, 12.00%, 08/15/13, IO		151,473	151,473
3,645		3,645	U.S. Treasury Notes &
			Bonds, 4.00%, 02/15/14	3,474		3,474

See unaudited notes to pro forma financial statements.

JPMorgan Bond Fund II/One Group Bond Fund Pro Forma Combined Portfolio of Investments (Amounts in thousands) (Unaudited)						June 30, 2004
JPMorgan Bond Fund II Principal Amount	One Group Bond Fund Principal Amount	Pro forma JPMorgan Core Bond Fund Principal Amount	Security Description	JPMorgan Bond Fund II Market Value	One Group Bond Fund Value	Pro forma JPMorgan Core Bond Fund Market Value
	16,700	16,700	U.S. Treasury Notes &
			Bonds, 4.03%, 02/15/14, IO		10,491	10,491
	15,050	15,050	U.S. Treasury Notes &
			Bonds, 4.13%, 05/15/14, IO		9,287	9,287
25,930		25,930	U.S. Treasury Notes &
			Bonds, 4.75%, 05/15/14	26,200		26,200
	1,000	1,000	U.S. Treasury Notes &
			Bonds, 13.25%, 05/15/14		1,416	1,416
	38,860	38,860	U.S. Treasury Notes &
			Bonds, 4.06%, 08/15/14, IO		23,619	23,619
	22,400	22,400	U.S. Treasury Notes &
			Bonds, 12.50%, 08/15/14		31,301	31,301
	36,200	36,200	U.S. Treasury Notes &
			Bonds, 4.14%, 11/15/14, IO		21,624	21,624
	26,285	26,285	U.S. Treasury Notes &
			Bonds, 11.75%, 11/15/14, IO		36,111	36,111
	43,395	43,395	U.S. Treasury Notes &
			Bonds, 3.57%, 05/15/15, IO		25,152	25,152
	36,055	36,055	U.S. Treasury Notes &
			Bonds, 3.91%, 08/15/15, IO		20,548	20,548
	64,275	64,275	U.S. Treasury Notes &
			Bonds, 3.93%, 11/15/15, IO		36,010	36,010
	14,455	14,455	U.S. Treasury Notes &
			Bonds, 4.03%, 11/15/15		8,143	8,143
	3,900	3,900	U.S. Treasury Notes &
			Bonds, 9.88%, 11/15/15, IO		5,617	5,617
	113,485	113,485	U.S. Treasury Notes &
			Bonds, 3.90%, 02/15/16, IO		62,635	62,635
	1,300	1,300	U.S. Treasury Notes &
			Bonds, 9.25%, 02/15/16		1,805	1,805
	20,600	20,600	U.S. Treasury Notes &
			Bonds, 3.61%, 05/15/16, IO		11,173	11,173
	4,700	4,700	U.S. Treasury Notes &
			Bonds, 3.66%, 08/15/16, IO		2,505	2,505
	7,000	7,000	U.S. Treasury Notes &
			Bonds, 3.90%, 11/15/16, IO		3,669	3,669
	7,395	7,395	U.S. Treasury Notes &
			Bonds, 7.50%, 11/15/16		9,119	9,119
	22,700	22,700	U.S. Treasury Notes &
			Bonds, 4.02%, 02/15/17, IO		11,701	11,701
	8,695	8,695	U.S. Treasury Notes &
			Bonds, 8.75%, 05/15/17		11,789	11,789
	81,695	81,695	U.S. Treasury Notes &
			Bonds, 3.92%, 05/15/18, IO		38,800	38,800
	29,590	29,590	U.S. Treasury Notes &
			Bonds, 3.34%, 02/15/19, IO		13,346	13,346
	600	600	U.S. Treasury Notes &
			Bonds, 8.88%, 02/15/19		831	831
	8,550	8,550	U.S. Treasury Notes &
			Bonds, 8.75%, 08/15/20		11,845	11,845
	11,100	11,100	U.S. Treasury Notes &
			Bonds, 7.88%, 02/15/21		14,332	14,332
	1,800	1,800	U.S. Treasury Notes &
			Bonds, 3.27%, 02/15/22, IO		673	673
24,490		24,490	U.S. Treasury Notes &
			Bonds, 7.25%, 08/15/22	30,008		30,008
	14,050	14,050	U.S. Treasury Notes &
			Bonds, 3.21%, 02/15/23, IO		4,933	4,933
	3,000	3,000	U.S. Treasury Notes &
			Bonds, 7.63%, 02/15/25		3,851	3,851
4,685		4,685	U.S. Treasury Notes &
			Bonds, 6.13%, 11/15/27	5,134		5,134
7,405		7,405	U.S. Treasury Notes &
			Bonds, 5.38%, 02/15/31	7,468		7,468
	5,000	5,000	U.S. Treasury Notes &
			Bonds - Inflation Protected,		6,392	6,392
			3.88%, 01/15/09
	18,050	18,050	U.S. Treasury Notes &
			Bonds - Inflation Protected,
			3.63%, 04/15/28		25,603	25,603
	3,865	3,865	U.S. Treasury Strips,
			4.08%, 05/15/09		3,200	3,200
Total U.S. Treasury Securities (Cost $1,362,143)				136,835	1,252,662	1,389,497

U.S. Government Agency Securities (1.2%)
10,400		10,400	Federal Home Loan Bank,
			1.63%, 06/15/05	10,344		10,344
	2,000	2,000	Federal Home Loan
			Mortgage Corp., 6.63%,
			09/15/09		2,213	2,213
	10,000	10,000	Federal Home Loan
			Mortgage Corp., 6.88%,
			09/15/10		11,231	11,231

See unaudited notes to pro forma financial statements.

JPMorgan Bond Fund II/One Group Bond Fund Pro Forma Combined Portfolio of Investments (Amounts in thousands) (Unaudited)							June 30, 2004
JPMorgan Bond Fund II Principal Amount	One Group Bond Fund Principal Amount	Pro forma JPMorgan Core Bond Fund Principal Amount	Security Description	JPMorgan Bond Fund II Market Value	One Group Bond Fund Value		Pro forma JPMorgan Core Bond Fund Market Value
	2,250	2,250	Federal Home Loan
			Mortgage Corp., 5.75%,
			01/15/12		2,377		2,377
	6,000	6,000	Federal Home Loan
			Mortgage Corp., 6.00%,
			09/15/28, Ser. 2086, Class G		6,170		6,170
	1,727	1,727	Federal Housing
			Administration, 7.43%,
			01/01/22		1,742		1,742
	8,610	8,610	Federal National Mortgage
			Association, 6.25%,
			02/01/11		9,257		9,257
	2,100	2,100	Federal National Mortgage
			Association, 6.38%,
			06/15/09		2,300		2,300
	10,500	10,500	Federal National Mortgage
			Association, 7.25%,
			01/15/10		11,966		11,966
	2,350	2,350	Federal National Mortgage
			Association, 7.13%,
			06/15/10		2,671		2,671
	4,000	4,000	Federal National Mortgage
			Association, 5.50%,
			03/15/11		4,190		4,190
	3,175	3,175	Federal National Mortgage
			Association, 6.13%,
			03/15/12		3,429		3,429
	3,000	3,000	Federal National Mortgage
			Association, 6.50%,
			03/01/29		3,148		3,148
9,060		9,060	Federal National Mortgage
			Association, 7.13%,
			01/15/30	10,554			10,554
Total U.S. Government Agency Securities (Cost $79,512)				20,898	60,694		81,592

Foreign Government Securities (0.6%)
	11,500	11,500	Province of Quebec
			(Canada), 5.75%, 02/15/09		12,222		12,222
	2,500	2,500	Quebec Province
			(Canada), 6.50%, 01/17/06		2,631		2,631
	1,000	1,000	Quebec Province
			(Canada), 7.37%, 03/06/26,
			Ser. A, MTN		1,185		1,185
	4,130	4,130	United Mexican States
			(Mexico), 4.63%, 10/08/08		4,077	(l)	4,077	(l)
1,500	1,080	2,580	United Mexican States
			(Mexico), 6.38%, 01/16/13,
			MTN	1,497	1,081	(l)	2,578	(l)
2,035		2,035	United Mexican States
			(Mexico), 5.88%, 01/15/14,
			Ser. A, MTN	1,951			1,951
1,000		1,000	United Mexican States
			(Mexico), 8.30%, 08/15/31,
			MTN	1,047			1,047
1,925		1,925	United Mexican States
			(Mexico), 8.30%, 08/15/31,
			MTN	2,014			2,014
	8,715	8,715	United Mexican States
			(Mexico), 7.50%, 04/08/33,
			Ser. A, MTN		8,458	(l)	8,458	(l)
Total Foreign Government Securities (Cost $35,390)				6,509	29,654		36,163

State and Municipal Obligations (0.2%)
1,430		1,430	California State Department of
			Transportation, Federal Highway, Ser. A, Rev., GAB,
			FGIC, 5.00%, 02/01/14	1,538			1,538
145		145	Chicago Board of
			Education, Ser. A, GO,
			MBIA, 5.00%, 12/01/14	155			155
290		290	Chicago Board of
			Education, Ser. A, GO,
			MBIA, 5.00%, 12/01/15	308			308
555		555	Chicago Board of
			Education, Ser. A, GO,
			MBIA, 5.00%, 12/01/16	586			586
380		380	Chicago Board of
			Education, Ser. A, GO,
			MBIA, 5.00%, 12/01/17	398			398
355		355	Chicago Board of
			Education, Ser. A, GO,
			MBIA, 5.00%, 12/01/18	375			375
455		455	Colorado Department of
			Transportation, Ser. A, Rev.,
			RAN, FGIC, 5.00%, 12/15/16	484			484

See unaudited notes to pro forma financial statements.

JPMorgan Bond Fund II/One Group Bond Fund Pro Forma Combined Portfolio of Investments (Amounts in thousands) (Unaudited)							June 30, 2004
JPMorgan Bond Fund II Principal Amount	One Group Bond Fund Principal Amount	Pro forma JPMorgan Core Bond Fund Principal Amount	Security Description	JPMorgan Bond Fund II Market Value	One Group Bond Fund Value		Pro forma JPMorgan Core Bond Fund Market Value
145		145	Colorado Department of
			Transportation, Ser. B, Rev.,
			RAN, FGIC, 5.00%,
			12/15/14	156			156
875		875	Colorado Department of
			Transportation, Ser. B, Rev.,
			RAN, FGIC, 5.00%,
			12/15/15	936			936
	6,000	6,000	Illinois State, Taxable
			Pension, GO, 5.10%,
			06/01/33		5,324		5,324
300		300	New Jersey State, Various
			Purposes, GO, AMBAC,
			5.00%, 04/01/14	323			323
310		310	New Jersey State, Various
			Purposes, GO, AMBAC,
			5.00%, 04/01/15	334			334
320		320	New Jersey State, Various
			Purposes, GO, AMBAC,
			5.00%, 04/01/16	342			342
330		330	New Jersey State, Various
			Purposes, GO, AMBAC,
			5.00%, 04/01/17	350			350
115		115	Ohio State, Common
			Schools, Ser. A, GO, 5.00%,
			06/15/14	124			124
135		135	Ohio State, Common
			Schools, Ser. A, GO, 5.00%,
			06/15/16	143			143
325		325	South Carolina State Public
			Service Authority, Ser. A,
			Rev., AMBAC, 5.00%,
			01/01/18	339			339
225		225	South Carolina State Public
			Service Authority, Ser. A,
			Rev., AMBAC, 5.00%,
			01/01/19	233			233
55		55	South Carolina State Public
			Service Authority, Ser. A,
			Rev., FSA, 5.00%, 01/01/14	59			59
85		85	South Carolina State Public
			Service Authority, Ser. A,
			Rev., FSA, 5.00%, 01/01/15	91			91
140		140	South Carolina State Public
			Service Authority, Ser. A,
			Rev., FSA, 5.00%, 01/01/16	148			148
235		235	South Carolina State Public
			Service Authority, Ser. A,
			Rev., FSA, 5.00%,	247			247
Total State and Municipal Obligations (Cost $13,973)				7,669	5,324		12,993

Corporate Notes & Bonds (16.8%)
Aerospace (0.1%)
	2,312	2,312	BAE Systems Plc, 7.16%,
			12/15/11, #		2,462		2,462
625		625	Bombardier, Inc. (Canada),
			6.30%, 05/01/14, #	531			531
2,220		2,220	General Dynamics Corp.,
			2.13%, 05/15/06	2,184			2,184
	1,750	1,750	General Dynamics Corp.,
			4.50%, 08/15/10		1,744	(l)	1,744	(l)
5		5	United Technologies Corp.,
			6.10%, 05/15/12	5			5
				2,720	4,206		6,926
Airlines (0.4%)
	2,500	2,500	Continental Airlines, Inc.,
			7.06%, 09/15/09, Ser. 99-2		2,475	(l)	2,475	(l)
	1,139	1,139	Continental Airlines, Inc.,
			6.90%, 01/02/17, Ser. 974,
			Class B		880		880
	1,066	1,066	Continental Airlines, Inc.,
			7.26%, 03/15/20, Ser. 99-2		1,039	(l)	1,039	(l)
	1,668	1,668	Delta Air Lines, Inc.,
			7.38%, 05/18/10		1,579	(l)	1,579	(l)
	3,850	3,850	Delta Air Lines, Inc.,
			7.57%, 11/18/10, Ser. 00-1		3,575		3,575
	3,200	3,200	Delta Air Lines, Inc.,
			6.42%, 07/02/12, Ser. 02-1		3,312		3,312
	893	893	Northwest Airlines Corp.,
			7.69%, 04/01/17, Ser. 01-B		712		712
	985	985	Northwest Airlines Corp.,
			7.04%, 04/01/22, Ser. 01-1		947	(l)	947	(l)
	34	34	Regional Jet Equipment
			Trust, 7.77%, 09/05/04, #		33		33
	2,253	2,253	Southwest Airlines Co.,
			5.10%, 05/01/06, Ser. 01-1		2,310		2,310

See unaudited notes to pro forma financial statements.

JPMorgan Bond Fund II/One Group Bond Fund Pro Forma Combined Portfolio of Investments (Amounts in thousands) (Unaudited)							June 30, 2004
JPMorgan Bond Fund II Principal Amount	One Group Bond Fund Principal Amount	Pro forma JPMorgan Core Bond Fund Principal Amount	Security Description	JPMorgan Bond Fund II Market Value	One Group Bond Fund Value		Pro forma JPMorgan Core Bond Fund Market Value
	2,500	2,500	United Air Lines, Inc.,
			6.20%, 09/01/08, Ser. 01-1		2,058		2,058
	1,500	1,500	United Air Lines, Inc.,
			7.73%, 07/01/10, Ser. 00-1, (d)		1,226	(l)	1,226	(l)
	1,892	1,892	United Air Lines, Inc.,
			6.07%, 03/01/13, Ser. 01-1, (d)		1,570		1,570
	5,670	5,670	United Air Lines, Inc.,
			7.78%, 01/01/14, Ser. 00-1		4,679		4,679
	3,386	3,386	United Airlines, Inc.,
			7.19%, 04/01/11		2,820		2,820
					29,215		29,215
Automotive (2.3%)
	2,500	2,500	DaimlerChrysler N.A.
			Holding Corp., 7.40%,
			01/20/05		2,568		2,568
2,950		2,950	DaimlerChrysler N.A.
			Holding Corp., 1.87%,
			05/24/06, MTN, FRN	2,958			2,958
	2,600	2,600	DaimlerChrysler N.A.
			Holding Corp., 4.75%,
			01/15/08		2,624	(l)	2,624	(l)
1,595	6,500	8,095	DaimlerChrysler N.A.
			Holding Corp., 4.05%,
			06/04/08	1,564	6,379		7,943
	1,380	1,380	Ford Credit Auto Owner
			Trust, 2.93%, 03/15/08, Ser.
			2004-A, Class A3		1,376		1,376
	1,490	1,490	Ford Motor Credit Co.,
			7.60%, 08/01/05		1,560		1,560
	13,260	13,260	Ford Motor Credit Co.,
			6.88%, 02/01/06		13,914	(l)	13,914	(l)
	3,250	3,250	Ford Motor Credit Co.,
			5.80%, 01/12/09		3,284		3,284
9,080	14,925	24,005	Ford Motor Credit Co.,
			7.38%, 10/28/09	9,690	15,946		25,636
	8,140	8,140	Ford Motor Credit Co.,
			7.88%, 06/15/10		8,867	(l)	8,867	(l)
3,220		3,220	Ford Motor Credit Co.,
			7.00%, 10/01/13	3,250			3,250
	600	600	General Motors Acceptance
			Corp., 6.75%, 01/15/06		629		629
1,525		1,525	General Motors Acceptance
			Corp., 2.14%, 05/18/06,
			MTN, FRN	1,528			1,528
	9,170	9,170	General Motors Acceptance
			Corp., 6.13%, 09/15/06		9,554		9,554
4,650		4,650	General Motors Acceptance
			Corp., 2.04%, 01/16/07,
			MTN, FRN	4,663			4,663
	3,300	3,300	General Motors Acceptance
			Corp., 7.75%, 01/19/10		3,586		3,586
1,265	14,715	15,980	General Motors Acceptance
			Corp., 7.25%, 03/02/11	1,328	15,464	(l)	16,792	(l)
1,625	4,545	6,170	General Motors Corp.,
			7.20%, 01/15/11	1,703	4,768	(l)	6,471	(l)
	2,970	2,970	General Motors Corp.,
			8.80%, 03/01/21		3,263		3,263
1,200		1,200	General Motors Corp.,
			8.25%, 07/15/23	1,257			1,257
2,990		2,990	General Motors Corp.,
			8.38%, 07/15/33	3,165			3,165
	1,672	1,672	Household Automotive
			Trust, 7.48%, 12/18/06, Ser.
			2000-1, Class A4		1,677		1,677
	1,000	1,000	Onyx Acceptance Auto
			Trust, 3.09%, 09/15/08, Ser.
			2004-B, Class A3		1,000		1,000
	2,141	2,141	Onyx Acceptance Grantor
			Trust, 4.32%, 10/15/08, Ser.
			2001-D, Class A4		2,169		2,169
	3,000	3,000	Onyx Acceptance Grantor
			Trust, 4.07%, 04/15/09, Ser.
			2002-C, Class A4		3,048		3,048
	2,000	2,000	Onyx Acceptance Grantor
			Trust, 3.10%, 07/15/09, Ser.
			2002-D, Class A4		2,003		2,003
	1,400	1,400	Toyota Motor Credit,
			2.88%, 08/01/08		1,339		1,339
	1,250	1,250	Union Acceptance Corp.,
			8.25%, 07/08/08, Ser.
			2000-D, Class B		1,289		1,289
	2,600	2,600	WFS Financial Owner
			Trust, 2.03%, 08/20/07, Ser.
			2003-1, Class A3		2,600		2,600
	1,370	1,370	WFS Financial Owner
			Trust, 2.19%, 06/20/08, Ser.
			2004-1, Class A3		1,352		1,352
	1,000	1,000	WFS Financial Owner
			Trust, 2.85%, 09/22/08, Ser.
			2004-2, Class A3		995		995
	4,200	4,200	WFS Financial Owner
			Trust, 4.87%, 09/20/09, Ser.
			2002-1, Class A4A		4,305		4,305
	3,400	3,400	WFS Financial Owner
			Trust, 3.50%, 02/20/10, Ser.
			2002-3, Class A4		3,426		3,426

See unaudited notes to pro forma financial statements.

JPMorgan Bond Fund II/One Group Bond Fund Pro Forma Combined Portfolio of Investments (Amounts in thousands) (Unaudited)						June 30, 2004
JPMorgan Bond Fund II Principal Amount	One Group Bond Fund Principal Amount	Pro forma JPMorgan Core Bond Fund Principal Amount	Security Description	JPMorgan Bond Fund II Market Value	One Group Bond Fund Value	Pro forma JPMorgan Core Bond Fund Market Value
	3,250	3,250	WFS Financial Owner
			Trust, 3.11%, 08/20/10, Ser.
			2002-4, class A4A		3,235	3,235
	2,200	2,200	WFS Financial Owner
			Trust, 2.41%, 12/20/10, Ser.
			2003-2, Class A4		2,160	2,160
				31,106	124,380	155,486
Banking (2.3%)
465		465	Abbey National Capital
			Trust I, 8.96%, to 6/30;
			thereafter FRN, 12/31/49	580		580
	2,000	2,000	ABN-AMRO Bank NV
			(Chicago), 7.25%, 05/31/05		2,083	2,083
3,380		3,380	ABN-Amro North American
			Holding Preferred Capital
			Repackage Trust I, 6.52%,
			to 11/12; thereafter FRN,
			12/29/49, #	3,563		3,563
3,975		3,975	ANZ Capital Trust I,
			5.36%, 12/15/53, #	3,802		3,802
	4,800	4,800	Bank of America Corp.,
			3.88%, 01/15/08		4,796	4,796
	13,165	13,165	Bank of America Corp.,
			7.80%, 02/15/10		15,146	15,146
	2,650	2,650	Bank of America Corp.,
			7.40%, 01/15/11		3,007	3,007
	1,400	1,400	Bank United (Washington
			Mutual), Series A, 8.00%,
			03/15/09, Ser. A, MTN		1,613	1,613
1,500		1,500	Cadets Trust, 4.80%,
			07/15/13, Ser. 2003-1, #	1,404		1,404
2,500		2,500	Danske Bank AS
			(Denmark), 5.91%, to 6/14;
			thereafter FRN, 12/31/49, #	2,513		2,513
920		920	Den Norske Bank ASA
			(Norway), 7.73%, to 6/11;
			thereafter FRN, 12/31/49, #	1,048		1,048
	1,900	1,900	First Union National Bank,
			7.80%, 08/18/10		2,198	2,198
	5,500	5,500	Firstar Bank, N.A., 7.13%,
			12/01/09		6,201	6,201
	3,125	3,125	Huntington National Bank,
			8.00%, 04/01/10, Ser,
			BKNT		3,612	3,612
2,000		2,000	Independence Community
			Bank Corp., 3.75%,
			to 04/09; thereafter FRN,
			04/01/14	1,903		1,903
1,255		1,255	Industrial Bank Of Korea
			(South Korea), 4.00%,
			to 05/09; thereafter FRN,
			05/19/14, #	1,174		1,174
1,745		1,745	KBC Bank Fund Trust III,
			9.86%, to 11/09; thereafter
			FRN, 11/29/49, #	2,134		2,134
	1,250	1,250	Key Bank, 7.50%,
			09/15/08, Ser. BKNT		1,396	1,396
	4,100	4,100	Keycorp, 4.70%, 05/21/09,
			Ser. G, MTN		4,119	4,119
2,300		2,300	Nordea Bank AB (Sweden),
			8.95%, to 11/09; thereafter
			FRN, 12/31/49, #	2,727		2,727
2,685		2,685	Northern Rock PLC (United
			Kingdom), 5.60%, 12/29/49,
			MTN, #	2,609		2,609
	1,500	1,500	Popular North America,
			Inc., 4.25%, 04/01/08		1,500	1,500
2,415		2,415	Popular North America,
			Inc., 4.70%, 06/30/09	2,417		2,417
1,650		1,650	Rabobank Capital Funding
			II, 5.26%, 12/29/49, #	1,597		1,597
535		535	RBS Capital Trust I,
			6.43%, to 01/34; thereafter
			FRN, 12/29/49	512		512

See unaudited notes to pro forma financial statements.

JPMorgan Bond Fund II/One Group Bond Fund Pro Forma Combined Portfolio of Investments (Amounts in thousands) (Unaudited)						June 30, 2004
JPMorgan Bond Fund II Principal Amount	One Group Bond Fund Principal Amount	Pro forma JPMorgan Core Bond Fund Principal Amount	Security Description	JPMorgan Bond Fund II Market Value	One Group Bond Fund Value	Pro forma JPMorgan Core Bond Fund Market Value
3,350		3,350	RBS Capital Trust I,
			4.71%, to 07/13; thereafter
			FRN, 12/31/49	3,089		3,089
	3,985	3,985	Royal Bank of Canada,
			3.88%, 05/04/09		3,911	3,911
1,145		1,145	Royal Bank of Scotland
			Group PLC (United
			Kingdom), 7.65%, to 09/31;
			thereafter FRN, 12/31/49	1,286		1,286
2,700		2,700	Santander Central Hispano
			SA (Spain), 0.00%, 09/22/04	2,691		2,691
2,305		2,305	Skandinaviska Enskilda
			Banken AB (Sweden),
			4.96%, to 03/14; thereafter
			FRN, 12/31/49, #	2,155		2,155
1,420		1,420	Standard Chartered Bank
			(United Kingdom), 8.00%,
			05/30/31, #	1,679		1,679
	3,400	3,400	State Street Corp., 7.65%,
			06/15/10		3,963	3,963
3,180		3,180	SunTrust Bank, 2.50%,
			11/01/06	3,116		3,116
	2,000	2,000	SunTrust Banks, Inc.,
			6.38%, 04/01/11		2,170	2,170
1,445		1,445	Swedbank (Sweden),
			9.00%, to 03/10; thereafter
			FRN, 12/31/49, #	1,720		1,720
2,430		2,430	U.S. Bank N.A., 2.85%,
			11/15/06	2,426		2,426
690		690	U.S. Bank N.A., 6.38%,
			08/01/11	745		745
	2,500	2,500	US Bancorp, 7.50%,
			06/01/26		2,923	2,923
	7,600	7,600	US Bank NA Minnesota,
			6.50%, 02/01/08		8,278	8,278
	4,800	4,800	Wachovia Corp., 4.95%,
			11/01/06		4,975	4,975
	6,315	6,315	Wachovia Corp., 3.63%,
			02/17/09		6,132	6,132
	1,750	1,750	Washington Mutual Bank
			FA, 6.88%, 06/15/11		1,918	1,918
3,000		3,000	Wells Fargo & Co, 1.62%,
			03/23/07, FRN	3,000		3,000
	5,235	5,235	Wells Fargo & Co., 3.13%,
			04/01/09		4,975 (l)	4,975 (l)
	5,100	5,100	Wells Fargo Bank NA,
			7.55%, 06/21/10		5,878	5,878
2,950		2,950	Westpac Banking Corp.
			(Australia), 1.35%, 05/25/07,
			FRN, #	2,947		2,947
2,490		2,490	Westpac Capital Trust III,
			5.82%, to 09/30; thereafter
			FRN, 12/31/49, #	2,474		2,474
1,805		1,805	Westpac Capital Trust IV,
			5.26%, 12/31/49, #	1,663		1,663
	2,500	2,500	World Savings Bank FSB,
			4.50%, 06/15/09		2,514	2,514
				56,974	93,308	150,282
Broadcasting/Cable (0.1%)
	750	750	COX Communications, Inc,
			6.88%, 06/15/05		777	777
	1,825	1,825	COX Communications,
			Inc., 7.75%, 11/01/10		2,071	2,071
	2,000	2,000	Cox Radio, Inc., 6.38%,
			05/15/05		2,051	2,051
					4,899	4,899
Business Services (0.0%)
1,315		1,315	Cendant Corp., 7.13%,
Chemicals (0.1%)
	3,000	3,000	Dow Capital, 8.50%,
			06/08/10, MTN		3,483	3,483
2,035		2,035	ICI Wilmington, Inc.,
			5.63%, 12/01/13	1,989		1,989
	1,035	1,035	The Dow Chemical Co.,
			6.13%, 02/01/11		1,096	1,096
520		520	The Dow Chemical Co.,
			7.38%, 11/01/29	566		566
				2,555	4,579	7,134
Computers/Computer Hardware (0.1%)
	2,800	2,800	IBM Corp., 5.39%,
			01/22/09, Ser. MTN		2,922	2,922
	1,000	1,000	IBM Corp., 6.22%,
			08/01/27		1,022	1,022
					3,944	3,944

See unaudited notes to pro forma financial statements.

JPMorgan Bond Fund II/One Group Bond Fund Pro Forma Combined Portfolio of Investments (Amounts in thousands) (Unaudited)							June 30, 2004
JPMorgan Bond Fund II Principal Amount	One Group Bond Fund Principal Amount	Pro forma JPMorgan Core Bond Fund Principal Amount	Security Description	JPMorgan Bond Fund II Market Value	One Group Bond Fund Value		Pro forma JPMorgan Core Bond Fund Market Value
Construction (0.1%)
1,485		1,485	Centex Corp., 5.70%,
			05/15/14	1,453			1,453
1,465		1,465	Pulte Homes, Inc., 5.25%,
			01/15/14	1,383			1,383
960		960	Toll Brothers, Inc., 5.95%,
			09/15/13	964			964
				3,800			3,800
Consumer Services (0.1%)
	3,335	3,335	PHH Corp., 7.13%,
			03/01/13		3,648		3,648
Diversified (0.0%)
1,300		1,300	Hutchison Whampoa
			International LTD (Hong
			Kong), 6.25%, 01/24/14, #	1,260			1,260
Financial Services (5.9%)
	1,500	1,500	American Express Credit
			Corp., 3.00%, 05/16/08		1,445		1,445
3,650		3,650	American General Finance
			Corp., 3.00%, 11/15/06, Ser.
			H, MTN	3,607			3,607
685	2,850	3,535	American General Finance
			Corp., 4.50%, 11/15/07, Ser.
			H, MTN	696	2,897		3,593
	2,000	2,000	American General Finance
			Corp., 5.38%, 10/01/12, Ser.
			H, MTN		2,006		2,006
	2,625	2,625	Associates Corp., 8.55%,
			07/15/09		3,088		3,088
	4,435	4,435	Associates Corp., 8.15%,
			08/01/09		5,134		5,134
	2,500	2,500	Associates Corp., 7.95%,
			02/15/10, Ser. A		2,884		2,884
	5,650	5,650	Boeing Capital CORP.,
			Series X, 6.36%, 07/15/05,
			Ser. X, MTN		5,801		5,801
	425	425	Capital One Bank, 5.75%,
			09/15/10		437		437
	3,000	3,000	Capital One Financial
			Corp., 8.25%, 06/15/05		3,146		3,146
	1,800	1,800	CCM Properties LLC,
			7.25%, 04/07/08, Ser. A		1,932		1,932
	1,000	1,000	CIT Group, Inc., 7.63%,
			08/16/05		1,054		1,054
	3,410	3,410	CIT Group, Inc., 6.50%,
			02/07/06		3,594		3,594
2,100		2,100	CIT Group, Inc., 1.25%,
			04/19/06, MTN, FRN	2,099			2,099
2,750		2,750	CIT Group, Inc., 1.77%,
			06/19/06, MTN, FRN	2,755			2,755
4,700		4,700	CIT Group, Inc., 1.47%,
			05/18/07, MTN, FRN	4,694			4,694
3,900		3,900	Citigroup Global Markets
			Holdings, Inc., 1.58%,
			12/12/06, Series A, MTN,
			FRN	3,898			3,898
1,500		1,500	Citigroup, Inc., 1.68%,
			03/20/06, FRN	1,503			1,503
	1,250	1,250	Citigroup, Inc., 3.50%,
			02/01/08		1,234		1,234
	750	750	Citigroup, Inc., 6.20%,
			03/15/09		806		806
	3,000	3,000	Citigroup, Inc., 7.25%,
			10/01/10		3,383		3,383
	1,000	1,000	Citigroup, Inc., 5.63%,
			08/27/12		1,030		1,030
	1,000	1,000	Corporation Andina DE
			Fomento California, 5.20%,
			05/21/13		964		964
	2,500	2,500	Countrywide Home Loan,
			7.20%, 10/30/06, Ser. E,
			MTN		2,706		2,706
	3,000	3,000	Countrywide Home Loans,
			3.25%, 05/21/08, MTN		2,888		2,888
3,050		3,050	Countrywide Home Loans,
			Inc., 1.40%, 02/17/06, Ser.
			L, MTN, FRN	3,050			3,050
	5,500	5,500	Countrywide Home Loans,
			Inc., 4.00%, 03/22/11, Ser.
			L, MTN		5,137		5,137
	15,425	15,425	Credit Suisse First Boston
			USA, Inc., 6.13%, 11/15/11		16,259	(l)	16,259 (l)
	2,500	2,500	Credit Suisse First Boston
			USA, Inc., 5.50%, 08/15/13		2,495		2,495
	1,100	1,100	Credit Suisse First Boston
			USA, Inc., 4.70%, 06/01/09		1,104		1,104
610		610	FleetBoston Financial
			Corp., 7.25%, 09/15/05	643			643
	3,079	3,079	GE Capital Mortgage
			Services, Inc., 6.71%,
			04/25/29, Ser. 1999-HE1,
			Class M		3,078		3,078
	5,300	5,300	General Electric Capital
			Corp., 4.25%, 01/15/08, Ser.
			A, MTN		5,371		5,371
	4,000	4,000	General Electric Capital
			Corp., 3.50%, 05/01/08		3,939	(l)	3,939 (l)

See unaudited notes to pro forma financial statements.

JPMorgan Bond Fund II/One Group Bond Fund Pro Forma Combined Portfolio of Investments (Amounts in thousands) (Unaudited)							June 30, 2004
JPMorgan Bond Fund II Principal Amount	One Group Bond Fund Principal Amount	Pro forma JPMorgan Core Bond Fund Principal Amount	Security Description	JPMorgan Bond Fund II Market Value	One Group Bond Fund Value		Pro forma JPMorgan Core Bond Fund Market Value
	2,100	2,100	General Electric Capital
			Corp., 4.63%, 09/15/09, Ser.
			A, MTN		2,125		2,125
	8,300	8,300	General Electric Capital
			Corp., 6.13%, 02/22/11, Ser.
			A, MTN		8,901		8,901
1,620	13,100	14,720	General Electric Capital
			Corp., 5.88%, 02/15/12, Ser.
			A, MTN	1,699	13,760	(l)	15,459	(l)
	9,280	9,280	General Electric Capital
			Corp., 6.00%, 06/15/12,
			MTN		9,809	(l)	9,809	(l)
1,560	5,100	6,660	General Electric Capital
			Corp., 6.75%, 03/15/32, Ser.
			A, MTN	1,677	5,500	(l)	7,177	(l)
1,500		1,500	Goldman Sachs Group,
			Inc., 1.47%, 02/21/06, Ser.
			B, MTN, FRN	1,503			1,503
	3,330	3,330	Goldman Sachs Group,
			Inc., 3.88%, 01/15/09		3,251	(l)	3,251	(l)
	1,000	1,000	Goldman Sachs Group,
			Inc., 6.65%, 05/15/09		1,090		1,090
	510	510	Goldman Sachs Group,
			Inc., 7.35%, 10/01/09		573		573
	11,300	11,300	Goldman Sachs Group,
			Inc., 6.88%, 01/15/11		12,421		12,421
	2,825	2,825	Goldman Sachs Group,
			Inc., 6.60%, 01/15/12		3,044		3,044
10		10	Goldman Sachs Group,
			Inc., 5.70%, 09/01/12	10			10
2,885	1,600	4,485	Goldman Sachs Group,
			Inc., 4.75%, 07/15/13	2,710	1,506		4,216
	2,740	2,740	Goldman Sachs Group,
			Inc., 5.25%, 10/15/13		2,665		2,665
2,095		2,095	Goldman Sachs Group,
			Inc., 6.35%, 02/15/34	1,967			1,967
4,395		4,395	Goldman Sachs Mortgage
			Securities II, 1.39%,
			11/15/15, Ser. 2003-FL6A,
			Class A1, FRN, #	4,397			4,397
1,855		1,855	HBOS Capital Funding LP
			(United Kingdom), 6.07%,
			to 6/14; thereafter FRN,
			12/31/49, #	1,862			1,862
2,595		2,595	HBOS PLC (United
			Kingdom), 5.38%, to 11/13;
			thereafter FRN, 12/31/49, #	2,501			2,501
	1,000	1,000	Household Finance Corp.,
			7.20%, 07/15/06		1,076		1,076
1,450		1,450	Household Finance Corp.,
			1.33%, 02/09/07, MTN,
			FRN	1,452			1,452
	4,500	4,500	Household Finance Corp.,
			7.88%, 03/01/07		4,975		4,975
	3,000	3,000	Household Finance Corp.,
			6.40%, 06/17/08, MTN		3,230		3,230
	5,670	5,670	Household Finance Corp.,
			6.50%, 11/15/08		6,132		6,132
	18,020	18,020	Household Finance Corp.,
			5.88%, 02/01/09		19,041		19,041
	2,500	2,500	Household Finance Corp.,
			4.75%, 05/15/09		2,517		2,517
	835	835	Household Finance Corp.,
			6.75%, 05/15/11		914		914
	500	500	Household Finance Corp.,
			6.38%, 11/27/12		531		531
	550	550	Household Finance Corp.,
			7.35%, 11/27/32		623		623
5,745		5,745	HSBC Capital Funding LP
			(Channel Islands), 9.55%,
			to 06/10; thereafter FRN,
			12/31/49, #	7,012			7,012
1,515		1,515	ING Capital Funding Trust
			III, 8.44%, to 12/10;
			thereafter FRN, 12/31/49	1,760			1,760
	1,545	1,545	International Lease Finance
			Corp., 4.50%, 05/01/08		1,572		1,572
	1,230	1,230	International Lease Finance
			Corp., 5.88%, 05/01/13		1,263		1,263

See unaudited notes to pro forma financial statements.

JPMorgan Bond Fund II/One Group Bond Fund Pro Forma Combined Portfolio of Investments (Amounts in thousands) (Unaudited)							June 30, 2004
JPMorgan Bond Fund II Principal Amount	One Group Bond Fund Principal Amount	Pro forma JPMorgan Core Bond Fund Principal Amount	Security Description	JPMorgan Bond Fund II Market Value	One Group Bond Fund Value		Pro forma JPMorgan Core Bond Fund Market Value
2,700		2,700	John Deere Capital Corp.,
			1.61%, 03/16/06, Ser. D,
			MTN, FRN	2,700			2,700
	2,500	2,500	John Hancock Global
			Funding II, 3.50%, 01/30/09, #		2,421	(l)	2,421	(l)
	2,700	2,700	John Hancock Global
			Funding II, 7.90%, 07/02/10, #		3,132		3,132
	660	660	Lehman Brothers Holdings,
			Inc., 7.88%, 11/01/09		761		761
	3,870	3,870	Lehman Brothers Holdings,
			Inc., 6.63%, 01/18/12		4,208		4,208
360		360	Mantis Reef LTD
			(Australia), 4.69%, 11/14/08, #	356			356
	4,100	4,100	MassMutual Global Funding
			II, 3.25%, 06/15/07		4,087	(l)	4,087	(l)
	4,400	4,400	MassMutual Global Funding
			II, 3.50%, 03/15/10, #		4,176		4,176
	2,100	2,100	Merril Lynch & Co., Inc.,
			3.70%, 04/21/08, Ser. B,
			MTN		2,069		2,069
	2,541	2,541	Merril Lynch & Co., Inc.,
			7.43%, 07/25/24		2,563		2,563
1,500		1,500	Merrill Lynch & Co., Inc.,
			1.87%, 06/13/05, Ser. B,
			MTN, FRN	1,504			1,504
	2,000	2,000	Merrill Lynch & Co., Inc.,
			3.38%, 09/14/07, Ser. B,
			MTN		1,981		1,981
	5,200	5,200	Merrill Lynch & Co., Inc.,
			4.13%, 01/15/09, Ser. C,
			MTN		5,134		5,134
2,100		2,100	Merrill Lynch & Co., Inc.,
			1.43%, 02/06/09, Ser. C,
			MTN, FRN	2,100			2,100
1,705		1,705	Mizuho Finance Group LTD
			(Cayman Islands), 5.79%,
			04/15/14, #	1,676			1,676
	2,900	2,900	Monumental Global Funding
			III, 5.20%, 01/30/07, #		3,034		3,034
4,665		4,665	Morgan Stanley, 1.28%,
			01/12/07, FRN	4,669			4,669
2,420		2,420	Morgan Stanley, 5.80%,
			04/01/07	2,559			2,559
	1,300	1,300	Morgan Stanley, 4.25%,
			05/15/10		1,277		1,277
	11,775	11,775	Morgan Stanley, 6.75%,
			04/15/11		12,922		12,922
	6,450	6,450	Morgan Stanley, 6.60%,
			04/01/12		6,954		6,954
	2,915	2,915	Morgan Stanley, 4.75%,
			04/01/14		2,695		2,695
	900	900	Morgan Stanley Dean
			Witter & Co., 8.00%,
			06/15/10		1,053		1,053
2,100		2,100	Pricoa Global Funding I,
			3.90%, 12/15/08, #	2,062			2,062
	2,500	2,500	Principal Financial Group,
			Inc., 2.80%, 06/26/08, #		2,398		2,398
	10,750	10,750	Principal Financial Group,
			Inc., 6.25%, 02/15/12, #		11,499		11,499
	600	600	Principal Life Global,
			5.13%, 06/28/07, #		626		626
	2,500	2,500	SLM Corp., 5.38%,
			01/15/13, Ser. A, MTN		2,503		2,503
	3,000	3,000	Spear Leeds & Kellogg LP,
			8.25%, 08/15/05, #		3,168		3,168
14,010		14,010	Special Purpose Accounts
			Receivable Cooperative
			Corp. Trust (SPARCS),
			1.60%, 05/23/05, Ser.
			2003-6, FRN, #	14,011			14,011
	10,000	10,000	Textron Financial Corp.
			Receivables Trust, 6.61%,
			02/15/15, Ser. 2000-C,
			Class A3 #		10,144		10,144
4,650		4,650	The Bear Stearns Co., Inc.,
			1.30%, 01/16/07, Ser. B,
			MTN, FRN	4,650			4,650
	10,000	10,000	The Bear Stearns Co., Inc.,
			3.25%, 03/25/09		9,468	(l)	9,468	(l)
	1,000	1,000	The Bear Stearns Co., Inc.,
			7.63%, 12/07/09		1,137		1,137
1,140		1,140	UFJ Finance AEC (Aruba),
			6.75%, 07/15/13	1,179			1,179
	4,000	4,000	USAA Capital Corp.,
			7.05%, 11/08/06, Ser. B,
			MTN		4,344		4,344

See unaudited notes to pro forma financial statements.

JPMorgan Bond Fund II/One Group Bond Fund Pro Forma Combined Portfolio of Investments (Amounts in thousands) (Unaudited)							June 30, 2004
JPMorgan Bond Fund II Principal Amount	One Group Bond Fund Principal Amount	Pro forma JPMorgan Core Bond Fund Principal Amount	Security Description	JPMorgan Bond Fund II Market Value	One Group Bond Fund Value		Pro forma JPMorgan Core Bond Fund Market Value
	2,130	2,130	Verizon New England,
			6.50%, 09/15/11		2,273		2,273
	1,700	1,700	Washington Mutual
			Financial, 6.88%, 05/15/11		1,864		1,864
				88,961	298,222		387,183

Food/Beverage Products (0.0%)^
775		775	SABMiller PLC (United
			Kingdom), 6.63%, 08/15/33, #	809			809
Health Care/Health Care Services (0.0%)^
2,035		2,035	UnitedHealth Group, Inc.,
			3.30%, 01/30/08	1,989			1,989
Hotels/Other Lodging (0.0%)^
	900	900	Harrah’s Operating Co.,
			Inc., 8.00%, 02/01/11		1,017	(l)	1,017 (l)
Insurance (0.9%)
	3,900	3,900	American International
			Group, Inc., 4.25%,
			05/15/13		3,618		3,618
1,045		1,045	Arch Capital Group LTD
			(Bermuda), 7.35%, 05/01/34	1,052			1,052
	2,000	2,000	ASIF Global Financing,
			2.65%, 01/17/06, #		1,995		1,995
	5,800	5,800	ASIF Global Financing XIX,
			4.90%, 01/17/13 #		5,674		5,674
	6,000	6,000	ASIF Global Financing
			XXIII, 3.90%, 10/22/08 #		5,933	(l)	5,933 (l)
370		370	Assurant, Inc., 5.63%,
			02/15/14	363			363
605		605	Assurant, Inc., 6.75%,
			02/15/34	599			599
1,460		1,460	AXA (France), 8.60%,
			12/15/30	1,788			1,788
1,385		1,385	Fund American
			Companies, Inc., 5.88%,
			05/15/13	1,382			1,382
1,415		1,415	Genworth Financial, Inc.,
			5.75%, 06/15/14	1,429			1,429
540		540	Genworth Financial, Inc.,
			6.50%, 06/15/34, Ser. A	544			544
	4,500	4,500	Jackson National Life
			Global, 6.13%, 05/30/12, #		4,728		4,728
2,980		2,980	Liberty Mutual Group,
			5.75%, 03/15/14, #	2,875			2,875
	2,900	2,900	MetLife, Inc., 5.20%,
			09/18/13, #		2,862		2,862
	1,500	1,500	MGIC Investment Corp.,
			6.00%, 03/15/07		1,588		1,588
510	1,200	1,710	Nationwide Financial
			Services, 6.25%, 11/15/11	544	1,282		1,826
1,130		1,130	Nationwide Financial
			Services, 5.90%, 07/01/12	1,174			1,174
	2,375	2,375	New York Life Insurance
			Co., 3.88%, 01/15/09, #		2,338		2,338
	7,000	7,000	New York Life Insurance
			Co., 5.38%, 09/15/13, #		7,041		7,041
	1,515	1,515	Pacific Life Global
			Funding, 3.75%, 01/15/09, #		1,487		1,487
1,235		1,235	Pennsylvania Mutual Life
			Insurance Co., 6.65%,
			06/15/34, #	1,229			1,229
	6,000	6,000	Protective Life Secured
			Trust, 4.00%, 04/01/11,
			MTN		5,687		5,687
1,220		1,220	Prudential Holdings LLC,
			8.70%, 12/18/23, #	1,513			1,513
830		830	QBE Insurance Group LTD
			(Australia), 5.65%, to 07/13;
			thereafter FRN, 07/01/23, #	790			790
				15,282	44,233		59,515
Machinery & Engineering Equipment (0.1%)
	4,165	4,165	CNH Equipment Trust,
			3.38%, 02/15/11, Ser.
			2003-B, Class A4B		4,136		4,136
Manufacturing (0.2%)
	2,080	2,080	Green Tree Financial Corp.,
			7.30%, 06/15/25, Ser.
			1995-4, Class A6		2,168		2,168
	2,500	2,500	Tyco International Group (Luxembourg),
			6.75%, 02/15/11		2,720		2,720
	5,500	5,500	Tyco International Group
			SA (Luxembourg) (Yankee),
			6.38%, 10/15/11		5,859		5,859
	1,150	1,150	Tyco International Group (Luxembourg),
			8.20%, 10/15/08		1,299		1,299
					12,046		12,046

See unaudited notes to pro forma financial statements.

JPMorgan Bond Fund II/One Group Bond Fund Pro Forma Combined Portfolio of Investments (Amounts in thousands) (Unaudited)						June 30, 2004
JPMorgan Bond Fund II Principal Amount	One Group Bond Fund Principal Amount	Pro forma JPMorgan Core Bond Fund Principal Amount	Security Description	JPMorgan Bond Fund II Market Value	One Group Bond Fund Value	Pro forma JPMorgan Core Bond Fund Market Value
Multi-Media (0.6%)
2,813		2,813	Comcast Cable
			Communications Holdings,
			Inc., 8.38%, 03/15/13	3,303		3,303
	3,740	3,740	Comcast Corp., 5.50%,
			03/15/11		3,781	3,781
	1,500	1,500	Knight-Ridder, Inc., 7.13%,
			06/01/11, MTN		1,689	1,689
545	220	765	Liberty Media Corp.,
			5.70%, 05/15/13	537	217	754
900		900	News America, Inc.,
			7.25%, 05/18/18	992		992
	7,300	7,300	Tele-Communications-TCI
			Group, 9.80%, 02/01/12		9,165	9,165
	3,125	3,125	Time Warner Companies,
			Inc., 9.15%, 02/01/23		3,870	3,870
	2,300	2,300	Time Warner Entertainment
			Co. LP, 10.15%, 05/01/12		2,933	2,933
1,390		1,390	Time Warner Entertainment
			Co., LP, 8.38%, 03/15/23	1,622		1,622
	2,200	2,200	Time Warner, Inc., 5.63%,
			05/01/05		2,254	2,254
	1,600	1,600	Time Warner, Inc., 8.18%,
			08/15/07		1,789	1,789
	2,200	2,200	Time Warner, Inc., 7.48%,
			01/15/08		2,392	2,392
1,620		1,620	Time Warner, Inc., 7.63%,
			04/15/31	1,753		1,753
	455	455	Time Warner, Inc., 7.70%,
			05/01/32		499 (l)	499 (l)
	1,000	1,000	Viacom, Inc., 7.75%,
			06/01/05		1,047	1,047
				8,207	29,636	37,843
Oil & Gas (0.2%)
455		455	Alberta Energy Co., LTD
			(Canada) (Yankee), 7.38%,
			11/01/31	507		507
480		480	Anadarko Petroleum Corp.,
			6.13%, 03/15/12	506		506
2,350		2,350	BP Capital Markets PLC
			(United Kingdom), 2.75%,
			12/29/06	2,319		2,319
	4,500	4,500	ConocoPhillips, 8.75%,
			05/25/10		5,445	5,445
1,715		1,715	Halliburton Co., 5.50%,
			10/15/10	1,735		1,735
1,155		1,155	Husky Energy, Inc.
			(Canada), 6.15%, 06/15/19	1,160		1,160
1,230		1,230	Kerr-McGee Corp., 6.95%,
			07/01/24	1,226		1,226
	1,800	1,800	Keyspan Gas East, 7.88%,
			02/01/10		2,086	2,086
992		992	PEMEX Project Funding
			Master Trust, 8.63%,
			02/01/22	1,032		1,032
				8,485	7,531	16,016
Paper/Forest Products (0.1%)
	1,800	1,800	International Paper Co.,
			6.50%, 11/15/07		1,943	1,943
	1,570	1,570	International Paper Co.,
			4.25%, 01/15/09		1,545	1,545
	3,400	3,400	International Paper Co.,
			4.00%, 04/01/10		3,246	3,246
885		885	International Paper Co.,
			5.85%, 10/30/12	899		899
	500	500	Weyerhaeuser Co., 6.13%,
			03/15/07		529	529
	1,250	1,250	Weyerhaeuser Co., 6.75%,
			03/15/12		1,356	1,356
				899	8,619	9,518
Pharmaceuticals (0.0%)^
790		790	Wyeth, 6.45%, 02/01/24	751		751
Pipelines (0.1%)
3,645		3,645	Duke Capital Corp., 6.25%,
			02/15/13	3,695		3,695
935		935	Kinder Morgan Energy
			Partners LP, 7.40%,
			03/15/31	996		996
760		760	Kinder Morgan Energy
			Partners LP, 7.30%,
			08/15/33	802		802
2,055		2,055	Plains All American Pipeline
			LP/PAA Finance Corp.,
			5.63%, 12/15/13, #	1,951		1,951
				7,444		7,444
Real Estate (0.1%)
	4,810	4,810	EOP Operating LP, 6.75%,
			02/15/12		5,172	5,172

See unaudited notes to pro forma financial statements.

JPMorgan Bond Fund II/One Group Bond Fund Pro Forma Combined Portfolio of Investments (Amounts in thousands) (Unaudited)							June 30, 2004
JPMorgan Bond Fund II Principal Amount	One Group Bond Fund Principal Amount	Pro forma JPMorgan Core Bond Fund Principal Amount	Security Description	JPMorgan Bond Fund II Market Value	One Group Bond Fund Value		Pro forma JPMorgan Core Bond Fund Market Value
	700	700	ERP Operating LP, 4.75%,
			06/15/09		702		702
					5,874		5,874
Retailing (0.2%)
	3,000	3,000	Kroger Co., 8.05%,
			02/01/10		3,458		3,458
2,930		2,930	Safeway, Inc., 4.13%,
			11/01/08	2,868			2,868
	5,250	5,250	Wal-Mart Stores, Inc.,
			4.13%, 02/15/11		5,075	(l)	5,075	(l)
				2,868	8,533		11,401
Telecommunications (1.5%)
	3,500	3,500	Ameritech Capital Funding,
			5.95%, 01/15/38		3,571		3,571
	815	815	AT&T Wireless Services,
			INC., 7.50%, 05/01/07		894		894
1,675	4,235	5,910	AT&T Wireless Services,
			Inc., 7.88%, 03/01/11	1,905	4,823		6,728
1,215		1,215	AT&T Wireless Services,
			Inc., 8.75%, 03/01/31	1,481			1,481
	2,200	2,200	Bell Telephone Co. of
			Pennsylvania, 8.35%,
			12/15/30		2,650		2,650
	2,300	2,300	BellSouth Capital Funding,
			7.75%, 02/15/10		2,630		2,630
	4,126	4,126	Bellsouth
			Telecommunications, 6.30%,
			12/15/15		4,436		4,436
	7,975	7,975	British Telecom PLC
			(United Kingdom), 8.38%,
			12/15/10		9,325		9,325
1,025		1,025	Deutsche Telekom
			International Finance BV
			(The Netherlands), 8.50%,
			06/15/10	1,198			1,198
950		950	Deutsche Telekom
			International Finance BV
			(The Netherlands), 8.75%,
			06/15/30	1,156			1,156
1,895	5,000	6,895	France Telecom SA
			(France), 8.75%, 03/01/11	2,196	5,802		7,998
1,000		1,000	France Telecom SA
			(France), 9.50%, 03/01/31	1,255			1,255
	5,650	5,650	Nynex Capital Funding
			Co., 8.23%, 10/15/09, Ser.
			B, MTN		6,519		6,519
	2,300	2,300	Sprint Capital Corp.,
			7.13%, 01/30/06		2,435		2,435
	11,350	11,350	Sprint Capital Corp.,
			6.00%, 01/15/07		11,894	(l)	11,894	(l)
	3,000	3,000	Sprint Capital Corp.,
			7.63%, 01/30/11		3,321		3,321
	1,000	1,000	Sprint Capital Corp.,
			8.38%, 03/15/12		1,151		1,151
1,665		1,665	Sprint Capital Corp.,
			6.90%, 05/01/19	1,675			1,675
750	1,400	2,150	Sprint Capital Corp.,
			8.75%, 03/15/32	874	1,636	(l)	2,510	(l)
1,337		1,337	TCI Communications, Inc.,
			7.13%, 02/15/28	1,391			1,391
1,415		1,415	Telecom Italia Capital SA
			(Luxembourg), 4.00%,
			11/15/08, #	1,390			1,390
	2,700	2,700	Telus Corp., 8.00%,
			06/01/11		3,073		3,073
	2,000	2,000	Verizon Communications,
			Inc., 7.51%, 04/01/09		2,239		2,239
	1,470	1,470	Verizon Communications,
			Inc., 6.13%, 03/01/12, Ser. A		1,534		1,534
	8,250	8,250	Verizon Global Funding
			Corp., 7.25%, 12/01/10		9,235	(l)	9,235	(l)
1,540		1,540	Verizon Global Funding
			Corp., 7.38%, 09/01/12	1,732			1,732
820		820	Verizon Global Funding
			Corp., 7.75%, 12/01/30	921			921
2,695	1,705	4,400	Verizon New York, Inc.,
			6.88%, 04/01/12, Ser. A	2,890	1,831		4,721
				20,064	78,999		99,063
Transportation (0.0%)^
	2,545	2,545	Burlington Northern Santa
			Fe Corp, 7.13%, 12/15/10		2,847		2,847
Utilities (1.3%)
1,515		1,515	Alabama Power Co.,
			2.80%, 12/01/06	1,495			1,495
	700	700	Alabama Power Company,
			4.70%, 12/01/10		698		698
	2,480	2,480	American Electric Power
			Co., Inc., 6.13%, 05/15/06,
			Ser. A		2,605	(l)	2,605	(l)

See unaudited notes to pro forma financial statements.

JPMorgan Bond Fund II/One Group Bond Fund Pro Forma Combined Portfolio of Investments (Amounts in thousands) (Unaudited)							June 30, 2004
JPMorgan Bond Fund II Principal Amount	One Group Bond Fund Principal Amount	Pro forma JPMorgan Core Bond Fund Principal Amount	Security Description	JPMorgan Bond Fund II Market Value	One Group Bond Fund Value		Pro forma JPMorgan Core Bond Fund Market Value
	1,260	1,260	Appalachian Power, 4.80%,
			06/15/05, Ser. E		1,285		1,285
	700	700	Appalachian Power, 6.60%,
			05/01/09		758		758
1,110		1,110	Arizona Public Service Co.,
			4.65%, 05/15/15	1,007			1,007
	2,250	2,250	Carolina Power & Light Co.,
			5.13%, 09/15/13		2,220		2,220
	3,200	3,200	Constellation Energy
			Group, Inc., 6.35%,
			04/01/07		3,406		3,406
	1,000	1,000	Constellation Energy
			Group, Inc., 7.00%,
			04/01/12		1,091	(l)	1,091	(l)
	1,710	1,710	Dominion Resources, Inc.,
			2.80%, 02/15/05		1,716		1,716
3,000		3,000	Dominion Resources, Inc.,
			8.13%, 06/15/10, Ser. A	3,463			3,463
	3,310	3,310	Dominion Resources, Inc.,
			6.25%, 06/30/12, Ser. B		3,475	(l)	3,475	(l)
	3,750	3,750	DTE Energy Co., 6.65%,
			04/15/09, Ser. A		4,007		4,007
1,405		1,405	DTE Energy Co., 6.38%,
			04/15/33	1,316			1,316
	5,000	5,000	Duke Energy Corp.,
			4.20%, 10/01/08		4,917		4,917
	3,600	3,600	Duke Energy Corp.,
			5.63%, 11/30/12		3,596		3,596
	5,025	5,025	Exelon Generation Co.,
			L.L.C., 6.95%, 06/15/11		5,509	(l)	5,509	(l)
500		500	National Rural Utilities
			Cooperative Finance Corp.,
			6.13%, 05/15/05	516			516
	17,075	17,075	National Rural Utilities
			Cooperative Finance Corp.,
			6.00%, 05/15/06		17,977		17,977
1,985		1,985	National Rural Utilities
			Cooperative Finance Corp.,
			3.88%, 02/15/08	1,979			1,979
2,560		2,560	Nisource Finance Corp.,
			6.15%, 03/01/13	2,652			2,652
	2,000	2,000	Ohio Valley Electric Corp.,
			5.94%, 02/12/06, #		2,094		2,094
2,465		2,465	Pacific Gas & Electric Co.,
			1.81%, 04/03/06, FRN	2,466			2,466
1,345		1,345	Pacific Gas & Electric Co.,
			4.20%, 03/01/11	1,281			1,281
1,460		1,460	Pacific Gas & Electric Co.,
			4.80%, 03/01/14	1,383			1,383
1,600		1,600	PacifiCorp, 4.30%,
			09/15/08	1,600			1,600
675		675	Pepco Holdings, Inc.,
			6.45%, 08/15/12	699			699
865		865	Pepco Holdings, Inc.,
			7.45%, 08/15/32	915			915
	2,360	2,360	PSEG Power LLC, 7.75%,
			04/15/11		2,676	(l)	2,676	(l)
2,190		2,190	PSEG Power LLC, 5.50%,
			12/01/15	2,092			2,092
1,055		1,055	Southern California Edison
			Co., 5.00%, 01/15/14	1,026			1,026
620		620	Southern California Edison
			Co., 6.00%, 01/15/34	594			594
1,840		1,840	TXU Energy Co., 7.00%,
			03/15/13	2,004			2,004
	500	500	Virginia Electric & Power
			Co., 5.38%, 02/01/07, Ser. A		522		522
				26,488	58,552		85,040

Total Corporate Notes & Bonds (Cost $1,098,967)				282,102	828,424		1,110,526

Residential Mortgage Backed Securities (51.5%)
Collateralized Mortgage Obligations (43.8%)
	5,200	5,200	Banc Of America Funding
			Corp., 5.50%, 10/25/33		5,217		5,217
	2,908	2,908	Bank Of America Mortgage
			Securities, 0.00%, 11/25/33		2,075		2,075
	3,128	3,128	Bank Of America Mortgage
			Securities, 0.00%, 01/25/34		1,976		1,976
	5,000	5,000	Bank Of America Mortgage
			Securities, 4.13%, 06/25/34		4,825		4,825
	47,371	47,371	Bank Of America Mortgage
			Securities Trust, 0.22%,
			04/25/19		387		387
	2,883	2,883	Citicorp Mortgage
			Securities, Inc., 2.30%,
			11/25/23		2,912		2,912
	209	209	Citicorp Mortgage
			Securities, Inc., 7.50%,
			04/25/25		209		209
	353	353	Citicorp Mortgage
			Securities, Inc., 0.00%,
			05/25/29		341		341
	13,839	13,839	Citigroup Mortgage Loan
			Trust Inc, 5.50%, 12/25/18		13,836		13,836
	6,468	6,468	Citigroup Mortgage Loan
			Trust Inc, 7.00%, 09/25/33		6,670		6,670
	1,801	1,801	Countrywide Alternative
			Loan Trust, 7.00%, 07/25/31,
			Ser. 2001-6, Class 2A4		1,800		1,800

See unaudited notes to pro forma financial statements.

JPMorgan Bond Fund II/One Group Bond Fund Pro Forma Combined Portfolio of Investments (Amounts in thousands) (Unaudited)						June 30, 2004
JPMorgan Bond Fund II Principal Amount	One Group Bond Fund Principal Amount	Pro forma JPMorgan Core Bond Fund Principal Amount	Security Description	JPMorgan Bond Fund II Market Value	One Group Bond Fund Value	Pro forma JPMorgan Core Bond Fund Market Value
	6,500	6,500	Countrywide Alternative
			Loan Trust, 6.75%, 12/25/31,
			Ser. 2001-10, Class A5		6,803	6,803
	16,665	16,665	Countrywide Alternative
			Loan Trust, 6.75%, 04/25/32,
			Ser. 2002-2, Class A12		16,675	16,675
	6,000	6,000	Countrywide Alternative
			Loan Trust, 6.50%, 07/25/32,
			Ser. 2002-8, Class A4		6,130	6,130
	2,371	2,371	Countrywide Alternative
			Loan Trust, 2.50%, 01/25/33,
			Ser. 2002-17, Class A7		2,306	2,306
	15,405	15,405	Countrywide Home Loans,
			8.36%, 08/25/18, Ser.
			2003-J7, Class 4A3, FRN		14,715	14,715
	1,682	1,682	Countrywide Home Loans,
			6.50%, 06/25/32, Ser.
			2002-J2, Class 1A11		1,681	1,681
15,440		15,440	Countrywide Home Loans,
			6.25%, 10/25/32, Ser.
			2002-22, Class A20	15,841		15,841
	7,090	7,090	Countrywide Home Loans,
			6.10%, 04/25/33, Ser.
			2003-J2, Class A17, FRN		506	506
	22,415	22,415	Countrywide Home Loans,
			3.50%, 08/25/33, Ser.
			2003-26, Class 1A6		22,252	22,252
6,311		6,311	Countrywide Home Loans,
			5.50%, 08/25/33, Ser.
			2003-29, Class A1	6,257		6,257
	2,000	2,000	Countrywide Home Loans,
			0.00%, 10/25/33, Ser.
			2003-44, Class A9		715	715
	394	394	DLJ Mortgage Acceptance
			Corp., 8.14%, 05/28/28 #		394	394
	1	1	Federal Home Loan
			Mortgage Corp., 1008.00%,
			05/15/06, Ser. 1072, Class A		1	1
	0 ^^	0 ^^	Federal Home Loan
			Mortgage Corp., 1008.00%,
			06/15/06, Ser. 1098, Class M		1	1
	1	1	Federal Home Loan
			Mortgage Corp., 981.87%,
			06/15/07, Ser. 1298, Class L		7	7
	341	341	Federal Home Loan
			Mortgage Corp., 7.00%,
			01/15/08, Ser. 1473, Class HA		347	347
	217	217	Federal Home Loan
			Mortgage Corp., 7.88%,
			02/15/08, Ser. 1465, Class SA, FRN		15	15
	146	146	Federal Home Loan
			Mortgage Corp., 3.45%,
			05/15/08, Ser. 1506, Class F, FRN		148	148
	5,000	5,000	Federal Home Loan
			Mortgage Corp., 6.50%,
			05/15/08, Ser. 1512, Class J		5,223	5,223
	1,940	1,940	Federal Home Loan
			Mortgage Corp., 6.50%,
			05/15/08, Ser. 1513, Class N		2,021	2,021
	495	495	Federal Home Loan
			Mortgage Corp., 7.25%,
			05/15/08, Ser. 1506, Class
			SD, FRN		33	33
	30	30	Federal Home Loan
			Mortgage Corp., 16.93%,
			05/15/08, Ser. 1506, Class
			S, FRN		34	34
	670	670	Federal Home Loan
			Mortgage Corp., 11.99%,
			07/15/08, Ser. 1544, Class
			J, FRN		713	713
	841	841	Federal Home Loan
			Mortgage Corp., 0.00%,
			08/15/08, Ser. 1561, Class TA		800	800
	1,118	1,118	Federal Home Loan
			Mortgage Corp., 0.00%,
			08/15/08, Ser. 1900, Class T		1,065	1,065
	669	669	Federal Home Loan
			Mortgage Corp., 2.63%,
			08/15/08, Ser. 1575, Class
			FB, FRN		681	681
	11	11	Federal Home Loan
			Mortgage Corp., 2.75%,
			08/15/08, Ser. 1563, Class
			FA, FRN		11	11
	279	279	Federal Home Loan
			Mortgage Corp., 16.13%,
			08/15/08, Ser. 1575, Class
			SB, FRN		301	301

See unaudited notes to pro forma financial statements.

JPMorgan Bond Fund II/One Group Bond Fund Pro Forma Combined Portfolio of Investments (Amounts in thousands) (Unaudited)						June 30, 2004
JPMorgan Bond Fund II Principal Amount	One Group Bond Fund Principal Amount	Pro forma JPMorgan Core Bond Fund Principal Amount	Security Description	JPMorgan Bond Fund II Market Value	One Group Bond Fund Value	Pro forma JPMorgan Core Bond Fund Market Value
	999	999	Federal Home Loan
			Mortgage Corp., 0.00%,
			10/15/08, Ser. 1967, Class PC		950	950
	1,273	1,273	Federal Home Loan
			Mortgage Corp., 6.00%,
			11/15/08, Ser. 1807, Class A		1,318	1,318
	875	875	Federal Home Loan
			Mortgage Corp., 13.18%,
			11/15/08, Ser. 1604, Class
			SA, FRN		963	963
	1,540	1,540	Federal Home Loan
			Mortgage Corp., 13.47%,
			11/15/08, Ser. 1612, Class
			SD, FRN		1,699	1,699
	1,400	1,400	Federal Home Loan
			Mortgage Corp., 18.32%,
			11/15/08, Ser. 1606, Class
			SC, FRN		1,621	1,621
	108	108	Federal Home Loan
			Mortgage Corp., 1.63%,
			12/15/08, Ser. 1624, Class
			FB, FRN		108	108
	6	6	Federal Home Loan
			Mortgage Corp., 2.90%,
			12/15/08, Ser. 1647, Class
			FB, FRN		6	6
	548	548	Federal Home Loan
			Mortgage Corp., 8.51%,
			12/15/08, Ser. 1625, Class
			SD, FRN		589	589
	15	15	Federal Home Loan
			Mortgage Corp., 13.18%,
			12/15/08, Ser. 1647, Class
			SB, FRN		15	15
	18	18	Federal Home Loan
			Mortgage Corp., 14.62%,
			12/15/08, Ser. 1647, Class
			SA, FRN		18	18
	398	398	Federal Home Loan
			Mortgage Corp., 17.81%,
			12/15/08, Ser. 2017, Class
			SE, FRN		457	457
	500	500	Federal Home Loan
			Mortgage Corp., 8.50%,
			01/15/09, Ser. 1659, Class
			SB, FRN		527	527
	54	54	Federal Home Loan
			Mortgage Corp., 0.00%,
			02/15/09, Ser. 1679, Class N		54	54
	67	67	Federal Home Loan
			Mortgage Corp., 6.40%,
			02/15/09, Ser. 1679, Class O		68	68
	79	79	Federal Home Loan
			Mortgage Corp., 12.30%,
			02/15/09, Ser. 1796, Class
			S, FRN		81	81
	2,844	2,844	Federal Home Loan
			Mortgage Corp., 14.30%,
			02/15/09, Ser. 2412, Class
			SE, FRN		3,102	3,102
	29	29	Federal Home Loan
			Mortgage Corp., 6.00%,
			03/15/09, Ser. 1693, Class Z		29	29
	556	556	Federal Home Loan
			Mortgage Corp., 6.50%,
			03/15/09, Ser. 1701, Class B		562	562
	1,095	1,095	Federal Home Loan
			Mortgage Corp., 9.74%,
			03/15/09, Ser. 1698, Class
			SC, FRN		1,195	1,195
	2,254	2,254	Federal Home Loan
			Mortgage Corp., 6.00%,
			09/15/09, Ser. 2097, Class PV		2,353	2,353

See unaudited notes to pro forma financial statements.

JPMorgan Bond Fund II/One Group Bond Fund Pro Forma Combined Portfolio of Investments (Amounts in thousands) (Unaudited)						June 30, 2004
JPMorgan Bond Fund II Principal Amount	One Group Bond Fund Principal Amount	Pro forma JPMorgan Core Bond Fund Principal Amount	Security Description	JPMorgan Bond Fund II Market Value	One Group Bond Fund Value	Pro forma JPMorgan Core Bond Fund Market Value
	2,462	2,462	Federal Home Loan
			Mortgage Corp., 5.50%,
			05/15/10, Ser. 2521, Class PU		2,554	2,554
	454	454	Federal Home Loan
			Mortgage Corp., 7.00%,
			02/15/11, Ser. 2314, Class VL		455	455
	2,503	2,503	Federal Home Loan
			Mortgage Corp., 6.00%,
			07/15/11, Ser. 2480, Class PV		2,617	2,617
	660	660	Federal Home Loan
			Mortgage Corp., 6.00%,
			03/15/12, Ser. 2115, Class PD		660	660
	2,673	2,673	Federal Home Loan
			Mortgage Corp., 6.00%,
			10/15/12, Ser. 2391, Class VQ		2,780	2,780
	355	355	Federal Home Loan
			Mortgage Corp., 6.50%,
			10/15/12, Ser. 2401, Class VE		355	355
	2,531	2,531	Federal Home Loan
			Mortgage Corp., 6.50%,
			12/15/12, Ser. 2419, Class VG		2,658	2,658
	3,548	3,548	Federal Home Loan
			Mortgage Corp., 6.30%,
			01/15/13, Ser. 2025, Class PE		3,722	3,722
	4,774	4,774	Federal Home Loan
			Mortgage Corp., 6.50%,
			05/15/13, Ser. 2055, Class OE		5,048	5,048
	3,982	3,982	Federal Home Loan
			Mortgage Corp., 6.00%,
			08/15/13, Ser. 2513, Class VA		4,139	4,139
	5,297	5,297	Federal Home Loan
			Mortgage Corp., 5.50%,
			09/15/13, Ser. 2518, Class PX		5,427	5,427
	7,113	7,113	Federal Home Loan
			Mortgage Corp., 5.50%,
			10/15/13, Ser. 2527, Class VU		7,256	7,256
	1,988	1,988	Federal Home Loan
			Mortgage Corp., 6.50%,
			10/15/13, Ser. 1596, Class D		2,102	2,102
	237	237	Federal Home Loan
			Mortgage Corp., 6.50%,
			10/15/13, Ser. 1844, Class E		243	243
	649	649	Federal Home Loan
			Mortgage Corp., 7.00%,
			10/15/13, Ser. 1595, Class D		682	682
	228	228	Federal Home Loan
			Mortgage Corp., 18.28%,
			10/15/13, Ser. 1607, Class
			SA, FRN		260	260
	7,008	7,008	Federal Home Loan
			Mortgage Corp., 6.00%,
			12/15/13, Ser. 2102, Class TC		7,384	7,384
	6,243	6,243	Federal Home Loan
			Mortgage Corp., 6.00%,
			12/15/13, Ser. 2102, Class TU		6,555	6,555
	24,750	24,750	Federal Home Loan
			Mortgage Corp., 6.00%,
			01/15/14, Ser. 2115, Class PE		26,017	26,017
	11,964	11,964	Federal Home Loan
			Mortgage Corp., 6.00%,
			02/15/14, Ser. 2594, Class VP		12,347	12,347
	1,733	1,733	Federal Home Loan
			Mortgage Corp., 0.00%,
			03/15/14, Ser. 2355, Class BC		1,717	1,717
	5,525	5,525	Federal Home Loan
			Mortgage Corp., 6.00%,
			03/15/14, Ser. 2594, Class VA		5,700	5,700
	706	706	Federal Home Loan
			Mortgage Corp., 6.50%,
			03/15/14, Ser. 2135, Class UK		124	124

See unaudited notes to pro forma financial statements.

JPMorgan Bond Fund II/One Group Bond Fund Pro Forma Combined Portfolio of Investments (Amounts in thousands) (Unaudited)						June 30, 2004
JPMorgan Bond Fund II Principal Amount	One Group Bond Fund Principal Amount	Pro forma JPMorgan Core Bond Fund Principal Amount	Security Description	JPMorgan Bond Fund II Market Value	One Group Bond Fund Value	Pro forma JPMorgan Core Bond Fund Market Value
	3,000	3,000	Federal Home Loan
			Mortgage Corp., 7.00%,
			05/15/14, Ser. 2335, Class VH		3,190	3,190
	243	243	Federal Home Loan
			Mortgage Corp., 7.00%,
			05/15/14, Ser. 2299, Class G		243	243
	6,164	6,164	Federal Home Loan
			Mortgage Corp., 6.00%,
			07/15/14, Ser. 2405, Class PC		6,222	6,222
	3,400	3,400	Federal Home Loan
			Mortgage Corp., 5.50%,
			12/15/14, Ser. 2374, Class PV		3,535	3,535
	3,710	3,710	Federal Home Loan
			Mortgage Corp., 5.00%,
			02/15/15, Ser. 2638, Class IA		181	181
	1,768	1,768	Federal Home Loan
			Mortgage Corp., 6.00%,
			04/15/15, Ser. 2368, Class TE		1,779	1,779
	5,000	5,000	Federal Home Loan
			Mortgage Corp., 5.50%,
			05/15/15, Ser. 2391, Class QE		5,179	5,179
	3,803	3,803	Federal Home Loan
			Mortgage Corp., 6.00%,
			08/15/15, Ser. 2371, Class VB		3,929	3,929
	8,309	8,309	Federal Home Loan
			Mortgage Corp., 6.50%,
			09/15/15, Ser. 2353, Class PC		8,455	8,455
	743	743	Federal Home Loan
			Mortgage Corp., 8.50%,
			11/15/15, Ser. 2496, Class LD		761	761
	5,500	5,500	Federal Home Loan
			Mortgage Corp., 5.50%,
			12/15/15, Ser. 2500, Class GD		5,708	5,708
	5,000	5,000	Federal Home Loan
			Mortgage Corp., 5.50%,
			02/15/16, Ser. 2500, Class TD		5,187	5,187
	16,000	16,000	Federal Home Loan
			Mortgage Corp., 5.00%,
			05/15/16, Ser. 2721, Class PI		1,782	1,782
	5,464	5,464	Federal Home Loan
			Mortgage Corp., 5.50%,
			06/15/16, Ser. 2498, Class UD		5,656	5,656
	5,000	5,000	Federal Home Loan
			Mortgage Corp., 6.50%,
			07/15/16, Ser. 2295, Class VB		5,245	5,245
	2,000	2,000	Federal Home Loan
			Mortgage Corp., 6.50%,
			07/15/16, Ser. 2304, Class VB		2,116	2,116
	23,000	23,000	Federal Home Loan
			Mortgage Corp., 6.00%,
			08/15/16, Ser. 2344, Class QG		24,137	24,137
	4,700	4,700	Federal Home Loan
			Mortgage Corp., 6.50%,
			08/15/16, Ser. 2345, Class PQ		4,999	4,999
	15,000	15,000	Federal Home Loan
			Mortgage Corp., 6.00%,
			09/15/16, Ser. 2360, Class PG		15,698	15,698
	6,000	6,000	Federal Home Loan
			Mortgage Corp., 6.00%,
			09/15/16, Ser. 2355, Class BP		6,293	6,293
	2,500	2,500	Federal Home Loan
			Mortgage Corp., 6.00%,
			09/15/16, Ser. 2363, Class PF		2,620	2,620
	6,000	6,000	Federal Home Loan
			Mortgage Corp., 6.00%,
			09/15/16, Ser. 2353, Class TD		6,310	6,310
	2,000	2,000	Federal Home Loan
			Mortgage Corp., 6.00%,
			09/15/16, Ser. 2359, Class PM		2,088	2,088

See unaudited notes to pro forma financial statements.

JPMorgan Bond Fund II/One Group Bond Fund Pro Forma Combined Portfolio of Investments (Amounts in thousands) (Unaudited)						June 30, 2004
JPMorgan Bond Fund II Principal Amount	One Group Bond Fund Principal Amount	Pro forma JPMorgan Core Bond Fund Principal Amount	Security Description	JPMorgan Bond Fund II Market Value	One Group Bond Fund Value	Pro forma JPMorgan Core Bond Fund Market Value
	2,278	2,278	Federal Home Loan
			Mortgage Corp., 6.18%,
			09/15/16, Ser. 2672, Class SJ, FRN		1,868	1,868
	5,000	5,000	Federal Home Loan
			Mortgage Corp., 6.00%,
			10/15/16, Ser. 2366, Class MD		5,241	5,241
	3,751	3,751	Federal Home Loan
			Mortgage Corp., 6.50%,
			10/15/16, Ser. 2349, Class NW		3,914	3,914
	17,363	17,363	Federal Home Loan
			Mortgage Corp., 6.00%,
			11/15/16, Ser. 2638, Class SA, FRN		1,765	1,765
	10,000	10,000	Federal Home Loan
			Mortgage Corp., 6.50%,
			11/15/16, Ser. 2369, Class VB		10,272	10,272
	4,153	4,153	Federal Home Loan
			Mortgage Corp., 4.50%,
			12/15/16, Ser. 2643, Class HI		540	540
	13,500	13,500	Federal Home Loan
			Mortgage Corp., 5.50%,
			12/15/16, Ser. 2391, Class QR		13,880	13,880
	5,458	5,458	Federal Home Loan
			Mortgage Corp., 6.00%,
			12/15/16, Ser. 2394, Class MC		5,711	5,711
	3,000	3,000	Federal Home Loan
			Mortgage Corp., 5.50%,
			02/15/17, Ser. 2541, Class GX		3,072	3,072
	6,000	6,000	Federal Home Loan
			Mortgage Corp., 6.00%,
			03/15/17, Ser. 2425, Class OB		6,292	6,292
	2,500	2,500	Federal Home Loan
			Mortgage Corp., 5.50%,
			06/15/17, Ser. 2458, Class QE		2,561	2,561
	4,915	4,915	Federal Home Loan
			Mortgage Corp., 4.50%,
			08/15/17, Ser. 2640, Class UR		635	635
	4,000	4,000	Federal Home Loan
			Mortgage Corp., 6.50%,
			08/15/17, Ser. 2342, Class PW		4,163	4,163
	6,000	6,000	Federal Home Loan
			Mortgage Corp., 5.50%,
			12/15/17, Ser. 2537, Class TE		6,015	6,015
	3,000	3,000	Federal Home Loan
			Mortgage Corp., 6.50%,
			12/15/17, Ser. 2357, Class VX		3,143	3,143
	7,000	7,000	Federal Home Loan
			Mortgage Corp., 6.50%,
			04/15/18, Ser. 2461, Class VB		7,398	7,398
	18,768	18,768	Federal Home Loan
			Mortgage Corp., 4.00%,
			05/15/18, Ser. 2643, Class KG		19,016	19,016
	3,000	3,000	Federal Home Loan
			Mortgage Corp., 4.50%,
			05/15/18, Ser. 2611, Class UH		2,797	2,797
	4,000	4,000	Federal Home Loan
			Mortgage Corp., 4.50%,
			05/15/18, Ser. 2617, Class GR		3,737	3,737
	6,000	6,000	Federal Home Loan
			Mortgage Corp., 4.50%,
			06/15/18, Ser. 2631, Class LC		5,661	5,661
	12,778	12,778	Federal Home Loan
			Mortgage Corp., 5.00%,
			06/15/18, Ser. 2637, Class SA, FRN		977	977
	15,000	15,000	Federal Home Loan
			Mortgage Corp., 4.00%,
			09/15/18, Ser. 2675, Class CK		13,481	13,481
	2,381	2,381	Federal Home Loan
			Mortgage Corp.,0 0.00%,
			10/15/18, Ser. 2696, Class CO		1,500	1,500
	402	402	Federal Home Loan
			Mortgage Corp., 6.50%,
			11/15/18, Ser. 2345, Class VB		403	403

See unaudited notes to pro forma financial statements.

JPMorgan Bond Fund II/One Group Bond Fund
Pro Forma Combined Portfolio of Investments
(Amounts in thousands)
(Unaudited)	June 30, 2004

JPMorgan Bond Fund II Principal Amount	One Group Bond Fund Principal Amount		Pro forma JPMorgan Core Bond Fund Principal Amount	Security Description	JPMorgan Bond Fund II Market Value	One Group Bond Fund Value		Pro forma JPMorgan Core Bond Fund Market Value
	20,100		20,100	Federal Home Loan
				Mortgage Corp., 6.00%,
				01/15/19, Ser. 2367, Class VD		20,326		20,326
	1,110		1,110	Federal Home Loan
				Mortgage Corp., 6.50%,
				03/15/19, Ser. 2134, Class PI		244		244
	5,000		5,000	Federal Home Loan
				Mortgage Corp., 6.00%,
				07/15/19, Ser. 2435, Class VH		5,088		5,088
	641		641	Federal Home Loan
				Mortgage Corp., 9.50%,
				07/15/19, Ser. 11, Class D		642		642
	195		195	Federal Home Loan
				Mortgage Corp., 9.50%,
				04/15/20, Ser. 22, Class C		196		196
	277		277	Federal Home Loan
				Mortgage Corp., 9.60%,
				04/15/20, Ser. 23, Class F		277		277
	6		6	Federal Home Loan
				Mortgage Corp., 84.00%,
				05/15/20, Ser. 41, Class I		6		6
	15,500		15,500	Federal Home Loan
				Mortgage Corp., 6.50%,
				06/15/20, Ser. 2362, Class PD		15,770		15,770
	54		54	Federal Home Loan
				Mortgage Corp., 10.00%,
				06/15/20, Ser. 47, Class F		54		54
	9,400		9,400	Federal Home Loan
				Mortgage Corp., 6.00%,
				08/15/20, Ser. 2594, Class VQ		9,577		9,577
	142		142	Federal Home Loan
				Mortgage Corp., 9.00%,
				10/15/20, Ser. 1807, Class G		152		152
	5,000		5,000	Federal Home Loan
				Mortgage Corp., 6.00%,
				12/15/20, Ser. 2392, Class PV		5,161		5,161
	112		112	Federal Home Loan
				Mortgage Corp., 9.50%,
				01/15/21, Ser. 99, Class Z		112		112
	1,500		1,500	Federal Home Loan
				Mortgage Corp., 5.50%,
				02/15/21, Ser. 2683, Class VA		1,555		1,555
	0	^^	0 ^^	Federal Home Loan
				Mortgage Corp., 1065.60%,
				02/15/21, Ser. 1045, Class G		0	^^	0	^^
	134		134	Federal Home Loan
				Mortgage Corp., 9.00%,
				04/15/21, Ser. 1065, Class J		145		145
	256		256	Federal Home Loan
				Mortgage Corp., 2.08%,
				05/15/21, Ser. 1084, Class
				F, FRN		256		256
	49		49	Federal Home Loan
				Mortgage Corp., 30.18%,
				05/15/21, Ser. 1079, Class
				S, FRN		51		51
	179		179	Federal Home Loan
				Mortgage Corp., 40.16%,
				05/15/21, Ser. 1084, Class
				S, FRN		187		187
	245		245	Federal Home Loan
				Mortgage Corp., 5.50%,
				08/15/21, Ser. 1116, Class I		245		245
	170		170	Federal Home Loan
				Mortgage Corp., 8.50%,
				09/15/21, Ser. 1144, Class KB		170		170
	6,594		6,594	Federal Home Loan
				Mortgage Corp., 5.00%,
				10/15/21, Ser. 2619, Class IM		1,039		1,039
	16,843		16,843	Federal Home Loan
				Mortgage Corp., 6.50%,
				10/15/21, Ser. 2686, Class
				NS, FRN		2,154		2,154
	43,754		43,754	Federal Home Loan
				Mortgage Corp., 6.55%,
				10/15/21, Ser. 2611, Class
				SH, FRN		5,450		5,450
	1		1	Federal Home Loan
				Mortgage Corp., 1180.80%,
				11/15/21, Ser. 1172, Class L		2		2
	9		9	Federal Home Loan
				Mortgage Corp., 1029.55%,
				01/15/22, Ser. 1196, Class
				B, FRN		22		22

See unaudited notes to pro forma financial statements.

JPMorgan Bond Fund II/One Group Bond Fund
Pro Forma Combined Portfolio of Investments
(Amounts in thousands)
(Unaudited)	June 30, 2004

JPMorgan Bond Fund II Principal Amount	One Group Bond Fund Principal Amount	Pro forma JPMorgan Core Bond Fund Principal Amount	Security Description	JPMorgan Bond Fund II Market Value	One Group Bond Fund Value	Pro forma JPMorgan Core Bond Fund Market Value
	3,728	3,728	Federal Home Loan
			Mortgage Corp., 8.00%,
			02/15/22, Ser. 1212, Class IZ		3,938	3,938
	63	63	Federal Home Loan
			Mortgage Corp., 9.00%,
			04/01/22, Ser. 134, Class B, IO		3	3
	415	415	Federal Home Loan
			Mortgage Corp., 7.00%,
			05/15/22, Ser. 1250, Class J		421	421
	601	601	Federal Home Loan
			Mortgage Corp., 7.50%,
			08/15/22, Ser. 1343, Class LB		629	629
	476	476	Federal Home Loan
			Mortgage Corp., 8.00%,
			08/15/22, Ser. 1343, Class LA		501	501
	1,294	1,294	Federal Home Loan
			Mortgage Corp., 2.28%,
			09/15/22, Ser. 1370, Class JA, FRN		1,316	1,316
	577	577	Federal Home Loan
			Mortgage Corp., 2.50%,
			09/15/22, Ser. 1591, Class FH, FRN		577	577
	13,163	13,163	Federal Home Loan
			Mortgage Corp., 5.00%,
			09/15/22, Ser. 2749, Class PK		1,281	1,281
	529	529	Federal Home Loan
			Mortgage Corp., 12.58%,
			09/15/22, Ser. 1591, Class SH, FRN		530	530
	3,000	3,000	Federal Home Loan
			Mortgage Corp., 5.50%,
			10/15/22, Ser. 2512, Class PG		2,977	2,977
	2,500	2,500	Federal Home Loan
			Mortgage Corp., 6.00%,
			10/15/22, Ser. 2323, Class VO		2,584	2,584
	5,000	5,000	Federal Home Loan
			Mortgage Corp., 5.00%,
			11/15/22, Ser. 2672, Class ME		4,835	4,835
	1,676	1,676	Federal Home Loan
			Mortgage Corp., 11.02%,
			11/15/22, Ser. 1592, Class KB, FRN		1,719	1,719
	11	11	Federal Home Loan
			Mortgage Corp., 1.78%,
			12/15/22, Ser. 1483, Class FB, FRN		11	11
	1,025	1,025	Federal Home Loan
			Mortgage Corp., 4.11%,
			12/15/22, Ser. 1455, Class WB, FRN		940	940
	4,500	4,500	Federal Home Loan
			Mortgage Corp., 5.50%,
			12/15/22, Ser. 2535, Class BK		4,516	4,516
	1,570	1,570	Federal Home Loan
			Mortgage Corp., 1.81%,
			01/15/23, Ser. 1603, Class IF, FRN		1,575	1,575
	4,000	4,000	Federal Home Loan
			Mortgage Corp., 5.00%,
			01/15/23, Ser. 2715, Class OG		3,871	3,871
	3,198	3,198	Federal Home Loan
			Mortgage Corp., 5.00%,
			01/15/23, Ser. 2702, Class PC		3,105	3,105
	86	86	Federal Home Loan
			Mortgage Corp., 2.82%,
			02/15/23, Ser. 1470, Class F, FRN		87	87
	5,262	5,262	Federal Home Loan
			Mortgage Corp., 7.50%,
			02/15/23, Ser. 1466, Class PZ		5,576	5,576
	3,509	3,509	Federal Home Loan
			Mortgage Corp., 7.00%,
			03/25/23, Ser. 8, Class ZA		3,768	3,768
	6,030	6,030	Federal Home Loan
			Mortgage Corp., 2.28%,
			04/15/23, Ser. 1498, Class I, FRN		6,158	6,158
	261	261	Federal Home Loan
			Mortgage Corp., 4.09%,
			04/15/23, Ser. 1672, Class FB, FRN		263	263
	4,360	4,360	Federal Home Loan
			Mortgage Corp., 7.00%,
			04/15/23, Ser. 1502, Class PX		4,588	4,588

See unaudited notes to pro forma financial statements.

JPMorgan Bond Fund II/One Group Bond Fund
Pro Forma Combined Portfolio of Investments
(Amounts in thousands)
(Unaudited)	June 30, 2004

JPMorgan Bond Fund II Principal Amount	One Group Bond Fund Principal Amount	Pro forma JPMorgan Core Bond Fund Principal Amount	Security Description	JPMorgan Bond Fund II Market Value	One Group Bond Fund Value	Pro forma JPMorgan Core Bond Fund Market Value
	7,442	7,442	Federal Home Loan
			Mortgage Corp., 5.00%,
			05/15/23, Ser. 1798, Class F		7,483	7,483
	904	904	Federal Home Loan
			Mortgage Corp., 7.00%,
			05/15/23, Ser. 1505, Class Q		958	958
	2,372	2,372	Federal Home Loan
			Mortgage Corp., 7.90%,
			05/15/23, Ser. 1518, Class G, FRN		2,308	2,308
	3	3	Federal Home Loan
			Mortgage Corp., 1666.56%,
			05/15/23, Ser. 204, Class E, FRN		35	35
	42,715	42,715	Federal Home Loan
			Mortgage Corp., 5.45%,
			06/15/23, Ser. 2626, Class NS, FRN		3,946	3,946
	2,168	2,168	Federal Home Loan
			Mortgage Corp., 3.92%,
			07/15/23, Ser. 1541, Class O, FRN		2,204	2,204
	2,500	2,500	Federal Home Loan
			Mortgage Corp., 6.50%,
			07/15/23, Ser. 1558, Class D		2,640	2,640
	796	796	Federal Home Loan
			Mortgage Corp., 20.40%,
			07/15/23, Ser. 1541, Class M, FRN		938	938
	2,100	2,100	Federal Home Loan
			Mortgage Corp., 2.38%,
			08/15/23, Ser. 1611, Class JA, FRN		2,129	2,129
	215	215	Federal Home Loan
			Mortgage Corp., 3.30%,
			08/15/23, Ser. 1570, Class F, FRN		219	219
	2,000	2,000	Federal Home Loan
			Mortgage Corp., 18.12%,
			08/15/23, Ser. 1611, Class JB, FRN		2,204	2,204
	7,500	7,500	Federal Home Loan
			Mortgage Corp., 6.50%,
			09/15/23, Ser. 1608, Class L		7,916	7,916
	4,321	4,321	Federal Home Loan
			Mortgage Corp., 7.00%,
			09/15/23, Ser. 1573, Class PZ		4,619	4,619
	2,500	2,500	Federal Home Loan
			Mortgage Corp., 29.76%,
			09/15/23, Ser. 2571, Class SK, FRN		3,296	3,296
	2,623	2,623	Federal Home Loan
			Mortgage Corp., 7.00%,
			09/25/23, Ser. 29, Class J		2,753	2,753
	4,000	4,000	Federal Home Loan
			Mortgage Corp., 6.25%,
			10/15/23, Ser. 1591, Class PV		4,166	4,166
	1,060	1,060	Federal Home Loan
			Mortgage Corp., 9.02%,
			10/15/23, Ser. 1689, Class SD, FRN		1,091	1,091
	95	95	Federal Home Loan
			Mortgage Corp., 19.09%,
			10/15/23, Ser. 1602, Class SA, FRN		96	96
	548	548	Federal Home Loan
			Mortgage Corp., 6.00%,
			11/15/23, Ser. 1685, Class Z		560	560
	5,000	5,000	Federal Home Loan
			Mortgage Corp., 6.00%,
			11/15/23, Ser. 1642, Class PJ		5,151	5,151
	3,332	3,332	Federal Home Loan
			Mortgage Corp., 14.63%,
			11/15/23, Ser. 1609, Class LG, FRN		3,667	3,667
	8,000	8,000	Federal Home Loan
			Mortgage Corp., 4.50%,
			12/15/23, Ser. 2716, Class UN		7,248	7,248
	4,000	4,000	Federal Home Loan
			Mortgage Corp., 5.00%,
			12/15/23, Ser. 2720, Class PC		3,877	3,877
	3,900	3,900	Federal Home Loan
			Mortgage Corp., 6.50%,
			12/15/23, Ser. 2283, Class K		4,132	4,132
	1,726	1,726	Federal Home Loan
			Mortgage Corp., 5.00%,
			01/15/24, Ser. 2730, Class MZ		1,725	1,725

See unaudited notes to pro forma financial statements.

JPMorgan Bond Fund II/One Group Bond Fund
Pro Forma Combined Portfolio of Investments
(Amounts in thousands)
(Unaudited)	June 30, 2004

JPMorgan Bond Fund II Principal Amount	One Group Bond Fund Principal Amount	Pro forma JPMorgan Core Bond Fund Principal Amount	Security Description	JPMorgan Bond Fund II Market Value	One Group Bond Fund Value	Pro forma JPMorgan Core Bond Fund Market Value
	5,746	5,746	Federal Home Loan
			Mortgage Corp., 6.50%,
			01/15/24, Ser. 2345, Class PV		5,995	5,995
	2,579	2,579	Federal Home Loan
			Mortgage Corp., 0.00%,
			02/15/24, Ser. 1700, Class GA		2,275	2,275
	1,079	1,079	Federal Home Loan
			Mortgage Corp., 0.00%,
			02/15/24, Ser. 1865, Class D		849	849
	392	392	Federal Home Loan
			Mortgage Corp., 10.00%,
			02/15/24, Ser. 1671, Class QC, FRN		386	386
	98	98	Federal Home Loan
			Mortgage Corp., 16.71%,
			02/15/24, Ser. 1686, Class SH, FRN		103	103
	561	561	Federal Home Loan
			Mortgage Corp., 1.73%,
			03/15/24, Ser. 1699, Class FC, FRN		566	566
	285	285	Federal Home Loan
			Mortgage Corp., 3.89%,
			03/15/24, Ser. 1709, Class FA, FRN		287	287
	2,502	2,502	Federal Home Loan
			Mortgage Corp., 7.00%,
			03/15/24, Ser. 1706, Class K		2,678	2,678
	1,000	1,000	Federal Home Loan
			Mortgage Corp., 7.00%,
			03/15/24, Ser. 1695, Class EB		1,072	1,072
	1,503	1,503	Federal Home Loan
			Mortgage Corp., 23.34%,
			03/15/24, Ser. 2033, Class SN, FRN		637	637
	15,294	15,294	Federal Home Loan
			Mortgage Corp., 0.60%,
			04/25/24, Ser. 55, Class GL, FRN		143	143
	1,326	1,326	Federal Home Loan
			Mortgage Corp., 0.00%,
			05/15/24, Ser. 2306, Class K		1,117	1,117
	3,132	3,132	Federal Home Loan
			Mortgage Corp., 5.86%,
			05/15/24, Ser. 2306, Class SE, FRN		445	445
	1,005	1,005	Federal Home Loan
			Mortgage Corp., 7.50%,
			08/15/24, Ser. 1745, Class D		1,047	1,047
	10,851	10,851	Federal Home Loan
			Mortgage Corp., 18.30%,
			02/15/25, Ser. 2656, Class SH, FRN		11,447	11,447
	1,971	1,971	Federal Home Loan
			Mortgage Corp., 6.50%,
			03/15/26, Ser. 1829, Class ZB		2,066	2,066
	1,671	1,671	Federal Home Loan
			Mortgage Corp., 6.50%,
			07/15/26, Ser. 1863, Class Z		1,739	1,739
	1,325	1,325	Federal Home Loan
			Mortgage Corp., 7.50%,
			09/15/26, Ser. 1890, Class H		1,425	1,425
	3,413	3,413	Federal Home Loan
			Mortgage Corp., 8.00%,
			09/15/26, Ser. 1899, Class ZE		3,576	3,576
	3,126	3,126	Federal Home Loan
			Mortgage Corp., 7.50%,
			01/15/27, Ser. 1963, Class Z		3,318	3,318
	222	222	Federal Home Loan
			Mortgage Corp., 1.83%,
			02/15/27, Ser. 1935, Class FL, FRN		223	223
	4,302	4,302	Federal Home Loan
			Mortgage Corp., 6.00%,
			05/15/27, Ser. 1981, Class Z		4,422	4,422
	1,553	1,553	Federal Home Loan
			Mortgage Corp., 6.50%,
			07/15/27, Ser. 2137, Class TG		1,562	1,562
	518	518	Federal Home Loan
			Mortgage Corp., 7.25%,
			07/15/27, Ser. 1970, Class PG		547	547
	2,414	2,414	Federal Home Loan
			Mortgage Corp., 7.50%,
			09/15/27, Ser. 1987, Class PE		2,558	2,558

See unaudited notes to pro forma financial statements.

JPMorgan Bond Fund II/One Group Bond Fund
Pro Forma Combined Portfolio of Investments
(Amounts in thousands)
(Unaudited)	June 30, 2004

JPMorgan Bond Fund II Principal Amount	One Group Bond Fund Principal Amount	Pro forma JPMorgan Core Bond Fund Principal Amount	Security Description	JPMorgan Bond Fund II Market Value	One Group Bond Fund Value	Pro forma JPMorgan Core Bond Fund Market Value
	701	701	Federal Home Loan
			Mortgage Corp., 6.50%,
			10/15/27, Ser. 2136, Class PQ		709	709
	3,781	3,781	Federal Home Loan
			Mortgage Corp., 6.50%,
			12/15/27, Ser. 2019, Class Z		3,964	3,964
	5,834	5,834	Federal Home Loan
			Mortgage Corp., 6.00%,
			02/15/28, Ser. 2130, Class QR		6,046	6,046
	2,253	2,253	Federal Home Loan
			Mortgage Corp., 6.00%,
			02/15/28, Ser. 2143, Class CD		2,340	2,340
	3,061	3,061	Federal Home Loan
			Mortgage Corp., 15.73%,
			02/15/28, Ser. 2189, Class SA, FRN		3,387	3,387
	4,389	4,389	Federal Home Loan
			Mortgage Corp., 7.00%,
			03/15/28, Ser. 2038, Class PN		885	885
	2,750	2,750	Federal Home Loan
			Mortgage Corp., 7.50%,
			03/15/28, Ser. 2040, Class PE		2,973	2,973
	6,294	6,294	Federal Home Loan
			Mortgage Corp., 7.50%,
			05/15/28, Ser. 2054, Class PV		6,725	6,725
	4,750	4,750	Federal Home Loan
			Mortgage Corp., 6.25%,
			08/15/28, Ser. 2075, Class PM		4,899	4,899
	14,298	14,298	Federal Home Loan
			Mortgage Corp., 6.50%,
			08/15/28, Ser. 2075, Class PH		14,942	14,942
	6,049	6,049	Federal Home Loan
			Mortgage Corp., 6.50%,
			10/15/28, Ser. 2362, Class PJ		6,135	6,135
	5,524	5,524	Federal Home Loan
			Mortgage Corp., 7.00%,
			10/15/28, Ser. 2089, Class PJ		1,145	1,145
	10,205	10,205	Federal Home Loan
			Mortgage Corp., 6.00%,
			11/15/28, Ser. 2095, Class PE		10,461	10,461
	4,128	4,128	Federal Home Loan
			Mortgage Corp., 6.00%,
			02/15/29, Ser. 2125, Class JZ		4,142	4,142
	1,469	1,469	Federal Home Loan
			Mortgage Corp., 25.74%,
			03/15/29, Ser. 2132, Class SB, FRN		1,791	1,791
	789	789	Federal Home Loan
			Mortgage Corp., 7.00%,
			04/15/29, Ser. 2141, Class IO		167	167
	4,000	4,000	Federal Home Loan
			Mortgage Corp., 7.00%,
			06/15/29, Ser. 2169, Class TB		4,356	4,356
	2,057	2,057	Federal Home Loan
			Mortgage Corp., 7.50%,
			06/15/29, Ser. 2163, Class PC		350	350
	2,500	2,500	Federal Home Loan
			Mortgage Corp., 7.00%,
			07/15/29, Ser. 2172, Class QC		2,688	2,688
	3,130	3,130	Federal Home Loan
			Mortgage Corp., 7.00%,
			08/15/29, Ser. 2176, Class OJ		3,267	3,267
	5,636	5,636	Federal Home Loan
			Mortgage Corp., 6.00%,
			11/15/29, Ser. 2460, Class VZ		5,699	5,699
	5,000	5,000	Federal Home Loan
			Mortgage Corp., 8.00%,
			11/15/29, Ser. 2201, Class C		5,371	5,371
	5,141	5,141	Federal Home Loan
			Mortgage Corp., 8.00%,
			01/15/30, Ser. 2210, Class Z		5,474	5,474
	3,000	3,000	Federal Home Loan
			Mortgage Corp., 8.00%,
			01/15/30, Ser. 2209, Class TC		3,309	3,309
	1,486	1,486	Federal Home Loan
			Mortgage Corp., 8.00%,
			03/15/30, Ser. 2224, Class CB		1,574	1,574

See unaudited notes to pro forma financial statements.

JPMorgan Bond Fund II/One Group Bond Fund
Pro Forma Combined Portfolio of Investments
(Amounts in thousands)
(Unaudited)	June 30, 2004

JPMorgan Bond Fund II Principal Amount	One Group Bond Fund Principal Amount	Pro forma JPMorgan Core Bond Fund Principal Amount	Security Description	JPMorgan Bond Fund II Market Value	One Group Bond Fund Value	Pro forma JPMorgan Core Bond Fund Market Value
	208	208	Federal Home Loan
			Mortgage Corp., 22.23%,
			03/15/30, Ser. 2534, Class SN, FRN		213	213
	5,097	5,097	Federal Home Loan
			Mortgage Corp., 8.00%,
			04/15/30, Ser. 2230, Class Z		5,375	5,375
	6,000	6,000	Federal Home Loan
			Mortgage Corp., 6.00%,
			05/15/30, Ser. 2565, Class MB		6,102	6,102
	2,985	2,985	Federal Home Loan
			Mortgage Corp., 7.50%,
			05/15/30, Ser. 2234, Class PZ		3,150	3,150
	3,496	3,496	Federal Home Loan
			Mortgage Corp., 7.50%,
			08/15/30, Ser. 2247, Class Z		3,604	3,604
	3,000	3,000	Federal Home Loan
			Mortgage Corp., 7.25%,
			09/15/30, Ser. 2256, Class MC		3,141	3,141
	6,458	6,458	Federal Home Loan
			Mortgage Corp., 7.00%,
			10/15/30, Ser. 2259, Class ZM		6,825	6,825
	1,317	1,317	Federal Home Loan
			Mortgage Corp., 7.50%,
			10/15/30, Ser. 2262, Class Z		1,367	1,367
	593	593	Federal Home Loan
			Mortgage Corp., 7.50%,
			10/15/30, Ser. 2261, Class ZY		617	617
	10,000	10,000	Federal Home Loan
			Mortgage Corp., 7.25%,
			12/15/30, Ser. 2271, Class PC		10,427	10,427
	2,000	2,000	Federal Home Loan
			Mortgage Corp., 5.50%,
			01/15/31, Ser. 2744, Class PC		2,097	2,097
	1,552	1,552	Federal Home Loan
			Mortgage Corp., 6.50%,
			02/15/31, Ser. 2382, Class TL		159	159
	5,000	5,000	Federal Home Loan
			Mortgage Corp., 7.00%,
			03/15/31, Ser. 2296, Class PD		5,259	5,259
	5,945	5,945	Federal Home Loan
			Mortgage Corp., 6.50%,
			04/15/31, Ser. 2317, Class VG		6,192	6,192
	5,000	5,000	Federal Home Loan
			Mortgage Corp., 6.50%,
			05/15/31, Ser. 2313, Class LA		5,225	5,225
	5,300	5,300	Federal Home Loan
			Mortgage Corp., 7.00%,
			06/15/31, Ser. 2325, Class PM		5,763	5,763
	2,641	2,641	Federal Home Loan
			Mortgage Corp., 8.50%,
			06/15/31, Ser. 2359, Class ZB		3,113	3,113
	3,000	3,000	Federal Home Loan
			Mortgage Corp., 6.50%,
			08/15/31, Ser. 2454, Class BG		3,145	3,145
	4,806	4,806	Federal Home Loan
			Mortgage Corp., 6.50%,
			08/15/31, Ser. 2344, Class ZJ		4,990	4,990
	25,234	25,234	Federal Home Loan
			Mortgage Corp., 6.50%,
			08/15/31, Ser. 2344, Class ZD		26,471	26,471
	6,148	6,148	Federal Home Loan
			Mortgage Corp., 6.50%,
			08/15/31, Ser. 2345, Class NE		6,397	6,397
	1,682	1,682	Federal Home Loan
			Mortgage Corp., 6.50%,
			08/15/31, Ser. 2351, Class PZ		1,700	1,700
	2,371	2,371	Federal Home Loan
			Mortgage Corp., 8.50%,
			09/15/31, Ser. 2519, Class BT		2,618	2,618
	4,200	4,200	Federal Home Loan
			Mortgage Corp., 6.50%,
			10/15/31, Ser. 2367, Class ME		4,379	4,379
	2,200	2,200	Federal Home Loan
			Mortgage Corp., 5.00%,
			01/15/32, Ser. 2640, Class UG		807	807

See unaudited notes to pro forma financial statements.

JPMorgan Bond Fund II/One Group Bond Fund
Pro Forma Combined Portfolio of Investments
(Amounts in thousands)
(Unaudited)	June 30, 2004

JPMorgan Bond Fund II Principal Amount	One Group Bond Fund Principal Amount	Pro forma JPMorgan Core Bond Fund Principal Amount	Security Description	JPMorgan Bond Fund II Market Value	One Group Bond Fund Value	Pro forma JPMorgan Core Bond Fund Market Value
	8,000	8,000	Federal Home Loan
			Mortgage Corp., 6.50%,
			01/15/32, Ser. 2399, Class TH		8,327	8,327
	5,000	5,000	Federal Home Loan
			Mortgage Corp., 6.50%,
			01/15/32, Ser. 2399, Class OH		5,196	5,196
	9,500	9,500	Federal Home Loan
			Mortgage Corp., 0.00%,
			02/15/32, Ser. 2513, Class YO		7,264	7,264
	2,212	2,212	Federal Home Loan
			Mortgage Corp., 5.00%,
			02/15/32, Ser. 2672, Class WD		2,120	2,120
	4,000	4,000	Federal Home Loan
			Mortgage Corp., 6.38%,
			02/15/32, Ser. 2410, Class OE		4,145	4,145
	10,000	10,000	Federal Home Loan
			Mortgage Corp., 6.50%,
			02/15/32, Ser. 2410, Class NG		10,550	10,550
	9,410	9,410	Federal Home Loan
			Mortgage Corp., 6.50%,
			02/15/32, Ser. 2420, Class XK		9,767	9,767
	5,858	5,858	Federal Home Loan
			Mortgage Corp., 7.55%,
			02/15/32, Ser. 2410, Class QX, FRN		564	564
	3,625	3,625	Federal Home Loan
			Mortgage Corp., 13.90%,
			02/15/32, Ser. 2412, Class SP, FRN		3,350	3,350
	7,250	7,250	Federal Home Loan
			Mortgage Corp., 16.64%,
			02/15/32, Ser. 2410, Class QS, FRN		7,553	7,553
	52	52	Federal Home Loan
			Mortgage Corp., 5.00%,
			03/15/32, Ser. 2659, Class ZE		52	52
	6,000	6,000	Federal Home Loan
			Mortgage Corp., 6.50%,
			03/15/32, Ser. 2430, Class WF		6,228	6,228
	11,143	11,143	Federal Home Loan
			Mortgage Corp., 6.85%,
			03/15/32, Ser. 2444, Class ES, FRN		1,095	1,095
	8,916	8,916	Federal Home Loan
			Mortgage Corp., 6.90%,
			03/15/32, Ser. 2450, Class SW, FRN		918	918
	10,000	10,000	Federal Home Loan
			Mortgage Corp., 7.00%,
			03/15/32, Ser. 2423, Class MT		10,535	10,535
	7,500	7,500	Federal Home Loan
			Mortgage Corp., 7.00%,
			03/15/32, Ser. 2423, Class MC		7,891	7,891
	5,100	5,100	Federal Home Loan
			Mortgage Corp., 6.50%,
			04/15/32, Ser. 2466, Class PG		5,297	5,297
	1,500	1,500	Federal Home Loan
			Mortgage Corp., 6.50%,
			04/15/32, Ser. 2435, Class CJ		1,540	1,540
	7,000	7,000	Federal Home Loan
			Mortgage Corp., 7.00%,
			04/15/32, Ser. 2434, Class TC		7,378	7,378
	8,600	8,600	Federal Home Loan
			Mortgage Corp., 7.00%,
			04/15/32, Ser. 2436, Class MC		9,105	9,105
	8,618	8,618	Federal Home Loan
			Mortgage Corp., 5.50%,
			05/15/32, Ser. 2744, Class TU		8,519	8,519
	10,064	10,064	Federal Home Loan
			Mortgage Corp., 6.50%,
			05/15/32, Ser. 2455, Class GK		10,495	10,495
	5,783	5,783	Federal Home Loan
			Mortgage Corp., 7.00%,
			05/15/32, Ser. 2450, Class GZ		6,020	6,020
	7,000	7,000	Federal Home Loan
			Mortgage Corp., 6.50%,
			06/15/32, Ser. 2462, Class JG		7,361	7,361
	2,500	2,500	Federal Home Loan
			Mortgage Corp., 6.50%,
			06/15/32, Ser. 2466, Class PH		2,566	2,566

See unaudited notes to pro forma financial statements.

JPMorgan Bond Fund II/One Group Bond Fund
Pro Forma Combined Portfolio of Investments
(Amounts in thousands)
(Unaudited)	June 30, 2004

JPMorgan Bond Fund II Principal Amount	One Group Bond Fund Principal Amount	Pro forma JPMorgan Core Bond Fund Principal Amount	Security Description	JPMorgan Bond Fund II Market Value	One Group Bond Fund Value	Pro forma JPMorgan Core Bond Fund Market Value
	4,076	4,076	Federal Home Loan
			Mortgage Corp., 6.50%,
			07/15/32, Ser. 2484, Class LZ		4,326	4,326
	5,000	5,000	Federal Home Loan
			Mortgage Corp., 6.50%,
			07/15/32, Ser. 2474, Class NR		5,191	5,191
	8,714	8,714	Federal Home Loan
			Mortgage Corp., 7.50%,
			07/25/32, Ser. T-41, Class 3A		9,343	9,343
	6,000	6,000	Federal Home Loan
			Mortgage Corp., 6.00%,
			09/15/32, Ser. 2500, Class MC		5,901	5,901
	652	652	Federal Home Loan
			Mortgage Corp., 12.88%,
			11/15/32, Ser. 2527, Class QS, FRN		655	655
	6,500	6,500	Federal Home Loan
			Mortgage Corp., 6.00%,
			12/15/32, Ser. 2544, Class HC		6,403	6,403
	5,000	5,000	Federal Home Loan
			Mortgage Corp., 6.00%,
			12/15/32, Ser. 2543, Class YX		4,901	4,901
	6,720	6,720	Federal Home Loan
			Mortgage Corp., 6.00%,
			01/15/33, Ser. 2552, Class ME		6,629	6,629
	42,972	42,972	Federal Home Loan
			Mortgage Corp., 5.90%,
			02/15/33, Ser. 2599, Class DS, FRN		4,177	4,177
	10,000	10,000	Federal Home Loan
			Mortgage Corp., 6.00%,
			02/15/33, Ser. 2575, Class ME		9,768	9,768
	3,400	3,400	Federal Home Loan
			Mortgage Corp., 6.00%,
			02/15/33, Ser. 2567, Class QD		3,371	3,371
	29,986	29,986	Federal Home Loan
			Mortgage Corp., 6.45%,
			02/15/33, Ser. 2597, Class DS, FRN		3,286	3,286
	3,663	3,663	Federal Home Loan
			Mortgage Corp., 6.00%,
			03/15/33, Ser. 2596, Class QG		3,607	3,607
	47,477	47,477	Federal Home Loan
			Mortgage Corp., 6.00%,
			03/15/33, Ser. 2610, Class DS, FRN		4,827	4,827
	14,095	14,095	Federal Home Loan
			Mortgage Corp., 6.50%,
			03/15/33, Ser. 2586, Class WI		3,535	3,535
	3,363	3,363	Federal Home Loan
			Mortgage Corp., 5.00%,
			06/15/33, Ser. 2624, Class IU		1,008	1,008
	2,019	2,019	Federal Home Loan
			Mortgage Corp., 10.98%,
			06/15/33, Ser. 2631, Class BS, FRN		1,955	1,955
	3,133	3,133	Federal Home Loan
			Mortgage Corp., 0.00%,
			08/15/33, Ser. 2663, Class EO		1,778	1,778
	2,000	2,000	Federal Home Loan
			Mortgage Corp., 0.00%,
			09/15/33, Ser. 2733, Class GF, FRN		1,875	1,875
	8,591	8,591	Federal Home Loan
			Mortgage Corp., 7.34%,
			10/15/33, Ser. 2682, Class YS, FRN		5,616	5,616
	6,292	6,292	Federal Home Loan
			Mortgage Corp., 7.35%,
			10/15/33, Ser. 2691, Class WS, FRN		4,076	4,076
	8,051	8,051	Federal Home Loan
			Mortgage Corp., 6.11%,
			11/15/33, Ser. 2705, Class SD, FRN		5,831	5,831
	4,262	4,262	Federal Home Loan
			Mortgage Corp., 7.35%,
			11/15/33, Ser. 2705, Class SC, FRN		2,641	2,641
	2,298	2,298	Federal Home Loan
			Mortgage Corp., 0.00%,
			12/15/33, Ser. 2771, Class FG, FRN		1,900	1,900
	1,600	1,600	Federal Home Loan
			Mortgage Corp., 0.00%,
			01/15/34, Ser. 2727, Class PO		829	829

See unaudited notes to pro forma financial statements.

JPMorgan Bond Fund II/One Group Bond Fund
Pro Forma Combined Portfolio of Investments
(Amounts in thousands)
(Unaudited)	June 30, 2004

JPMorgan Bond Fund II Principal Amount	One Group Bond Fund Principal Amount		Pro forma JPMorgan Core Bond Fund Principal Amount		Security Description	JPMorgan Bond Fund II Market Value	One Group Bond Fund Value	Pro forma JPMorgan Core Bond Fund Market Value
	20,500		20,500		Federal Home Loan
					Mortgage Corp., 7.43%,
					01/15/34, Ser. 2727, Class BS, FRN		11,239	11,239
	6,500		6,500		Federal Home Loan
					Mortgage Corp., 9.80%,
					01/15/34, Ser. 2739, Class S, FRN		5,957	5,957
	3,864		3,864		Federal Home Loan
					Mortgage Corp., 0.00%,
					02/15/34, Ser. 2744, Class FE, FRN		3,273	3,273
	4,526		4,526		Federal Home Loan
					Mortgage Corp., 5.50%,
					02/15/34, Ser. 2744, Class PE		4,563	4,563
	4,200		4,200		Federal Home Loan
					Mortgage Corp., 9.80%,
					02/15/34, Ser. 2753, Class S, FRN		3,591	3,591
	4,700		4,700		Federal Home Loan
					Mortgage Corp., 0.00%,
					03/15/34, Ser. 2769, Class PO		2,120	2,120
	5,707		5,707		Federal Home Loan
					Mortgage Corp., 7.50%,
					08/25/42, Ser. T-51, Class 2A		6,088	6,088
	27,238		27,238		Federal Home Loan
					Mortgage Corp., 6.50%,
					02/25/43, Ser. T-54, Class 2A		28,417	28,417
	9,594		9,594		Federal Home Loan
					Mortgage Corp., 7.00%,
					02/25/43, Ser. T-54, Class 3A		10,140	10,140
	3,283		3,283		Federal Home Loan
					Mortgage Corp., 0.00%,
					09/25/43, Ser. T-58, Class APO		2,655	2,655
	0	^^	0	^^	Federal National Mortgage
					Association, 758.75%,
					01/25/06, Ser. 1991-4, Class N		1	1
	0	^^	0	^^	Federal National Mortgage
					Association, 1008.00%,
					04/25/06, Ser. 1991-33, Class J		1	1
	179		179		Federal National Mortgage
					Association, 0.00%, 09/25/06,
					Ser. 1996-46, Class PE		174	174
	482		482		Federal National Mortgage
					Association, 8.00%,
					08/25/07, Ser. 1992-152, Class N		43	43
	3,750		3,750		Federal National Mortgage
					Association, 7.50%,
					09/25/07, Ser. 1992-156, Class K		3,930	3,930
	834		834		Federal National Mortgage
					Association, 7.00%,
					01/25/08, Ser. 1993-8, Class H		869	869
	950		950		Federal National Mortgage
					Association, 1.88%,
					05/25/08, Ser. 1993-59, Class FA, FRN		959	959
	291		291		Federal National Mortgage
					Association, 2.70%,
					05/25/08, Ser. 1993-72, Class F, FRN		292	292
	2,000		2,000		Federal National Mortgage
					Association, 6.50%,
					05/25/08, Ser. 1993-55, Class K		2,094	2,094
	141		141		Federal National Mortgage
					Association, 2.65%,
					06/25/08, Ser. 1993-107, Class F, FRN		142	142
	220		220		Federal National Mortgage
					Association, 9.06%,
					07/25/08, Ser. 1993-238, Class SB, FRN		223	223
	712		712		Federal National Mortgage
					Association, 0.00%, 09/25/08,
					Ser. 1996-20, Class L		670	670
	2,922		2,922		Federal National Mortgage
					Association, 0.00%, 09/25/08,
					Ser. 1996-39, Class J		2,750	2,750
	541		541		Federal National Mortgage
					Association, 9.25%,
					09/25/08, Ser. 1993-186, Class SA, FRN		576	576
	531		531		Federal National Mortgage
					Association, 11.83%,
					09/25/08, Ser. 1993-175, Class SA, FRN		576	576
	1,912		1,912		Federal National Mortgage
					Association, 14.62%,
					09/25/08, Ser. 1993-164, Class SC, FRN		2,139	2,139

See unaudited notes to pro forma financial statements.

JPMorgan Bond Fund II/One Group Bond Fund
Pro Forma Combined Portfolio of Investments
(Amounts in thousands)
(Unaudited)	June 30, 2004

JPMorgan Bond Fund II Principal Amount	One Group Bond Fund Principal Amount	Pro forma JPMorgan Core Bond Fund Principal Amount	Security Description	JPMorgan Bond Fund II Market Value	One Group Bond Fund Value	Pro forma JPMorgan Core Bond Fund Market Value
	2,348	2,348	Federal National Mortgage
			Association, 0.00%, 10/25/08,
			Ser. 1996-24, Class B		2,220	2,220
	513	513	Federal National Mortgage
			Association, 2.70%,
			10/25/08, Ser. 1993-196, Class FA, FRN		515	515
	287	287	Federal National Mortgage
			Association, 9.25%,
			10/25/08, Ser. 1993-196, Class SB, FRN		306	306
	655	655	Federal National Mortgage
			Association, 13.11%,
			10/25/08, Ser. 1993-197, Class SB, FRN		715	715
	1,568	1,568	Federal National Mortgage
			Association, 13.18%,
			10/25/08, Ser. 1993-190, Class S, FRN		1,720	1,720
	26	26	Federal National Mortgage
			Association, 256.00%,
			11/01/08, Ser. K, Class 2		83	83
	1,687	1,687	Federal National Mortgage
			Association, 0.00%, 12/25/08,
			Ser. 1998-27, Class B		1,583	1,583
	1,172	1,172	Federal National Mortgage
			Association, 2.23%,
			12/25/08, Ser. 1993-221, Class FH, FRN		1,195	1,195
	570	570	Federal National Mortgage
			Association, 9.50%,
			12/25/08, Ser. 1993-221, Class SE, FRN		624	624
	1,833	1,833	Federal National Mortgage
			Association, 15.38%,
			12/25/08, Ser. 1993-233, Class SB, FRN		2,103	2,103
	156	156	Federal National Mortgage
			Association, 2.85%,
			01/25/09, Ser. 1994-12, Class FC, FRN		157	157
	294	294	Federal National Mortgage
			Association, 17.57%,
			02/25/09, Ser. 1994-13, Class SK, FRN		334	334
	1,084	1,084	Federal National Mortgage
			Association, 0.00%, 03/25/09,
			Ser. 1996-24, Class E		1,012	1,012
	50	50	Federal National Mortgage
			Association, 1.53%,
			03/25/09, Ser. 1994-33, Class F, FRN		50	50
	62	62	Federal National Mortgage
			Association, 2.70%,
			03/25/09, Ser. 1994-32, Class F, FRN		62	62
	930	930	Federal National Mortgage
			Association, 2.80%,
			03/25/09, Ser. 1994-33, Class FA, FRN		936	936
	5,171	5,171	Federal National Mortgage
			Association, 6.00%,
			03/25/09, Ser. 1994-34, Class DZ		5,394	5,394
	106	106	Federal National Mortgage
			Association, 6.50%,
			03/25/09, Ser. 1995-13, Class B		108	108
	135	135	Federal National Mortgage
			Association, 14.73%,
			03/25/09, Ser. 1994-32, Class S, FRN		140	140
	1,923	1,923	Federal National Mortgage
			Association, 6.50%,
			12/25/11, Ser. 2001-12, Class VC		1,934	1,934
	1,039	1,039	Federal National Mortgage
			Association, 7.00%,
			05/18/12, Ser. 1997-51, Class PM		119	119
	2,213	2,213	Federal National Mortgage
			Association, 13.75%,
			11/25/13, Ser. 1993-220, Class SG, FRN		2,368	2,368
	4,000	4,000	Federal National Mortgage
			Association, 6.00%,
			03/25/16, Ser. 2001-5, Class OW		4,208	4,208
	5,028	5,028	Federal National Mortgage
			Association, 6.00%,
			03/25/16, Ser. 2001-7, Class PR		5,349	5,349
	5,897	5,897	Federal National Mortgage
			Association, 6.00%,
			04/25/16, Ser. 2001-10, Class PR		6,256	6,256
	280	280	Federal National Mortgage
			Association, 1.63%,
			03/25/17, Ser. 1996-27, Class FC, FRN		282	282

See unaudited notes to pro forma financial statements.

JPMorgan Bond Fund II/One Group Bond Fund
Pro Forma Combined Portfolio of Investments
(Amounts in thousands)
(Unaudited)	June 30, 2004

JPMorgan Bond Fund II Principal Amount	One Group Bond Fund Principal Amount		Pro forma JPMorgan Core Bond Fund Principal Amount		Security Description	JPMorgan Bond Fund II Market Value	One Group Bond Fund Value	Pro forma JPMorgan Core Bond Fund Market Value
	94		94		Federal National Mortgage
					Association, 10.00%,
					09/01/17, Ser. 23, Class 2		20	20
	60		60		Federal National Mortgage
					Association, 9.25%,
					04/25/18, Ser. 1988-7, Class Z		65	65
	475		475		Federal National Mortgage
					Association, 9.85%,
					11/01/18, Ser. 1997-77, Class M		526	526
	11		11		Federal National Mortgage
					Association, 10.50%,
					03/01/19, Ser. 50, Class 2		3	3
	337		337		Federal National Mortgage
					Association, 8.00%,
					10/25/19, Ser. 1989-70, Class G		365	365
	200		200		Federal National Mortgage
					Association, 8.50%,
					11/25/19, Ser. 1989-83, Class H		218	218
	241		241		Federal National Mortgage
					Association, 9.00%,
					11/25/19, Ser. 1989-89, Class H		262	262
	121		121		Federal National Mortgage
					Association, 9.40%,
					11/25/19, Ser. 1989-78, Class H		135	135
	161		161		Federal National Mortgage
					Association, 8.80%,
					01/25/20, Ser. 1990-1, Class D		177	177
	45		45		Federal National Mortgage
					Association, 5.50%,
					06/25/20, Ser. 1990-60, Class K		46	46
	63		63		Federal National Mortgage
					Association, 9.50%,
					06/25/20, Ser. 1990-63, Class H		69	69
	89		89		Federal National Mortgage
					Association, 5.50%,
					08/25/20, Ser. 1990-93, Class G		91	91
	307		307		Federal National Mortgage
					Association, 6.50%,
					08/25/20, Ser. 1990-102, Class J		315	315
	2		2		Federal National Mortgage
					Association, 504.00%,
					08/25/20, Ser. 1990-94, Class H		22	22
	1		1		Federal National Mortgage
					Association, 1118.04%,
					08/25/20, Ser. 1990-95, Class J		35	35
	554		554		Federal National Mortgage
					Association, 9.00%,
					10/25/20, Ser. 1990-120, Class H		595	595
	55		55		Federal National Mortgage
					Association, 19.91%,
					11/25/20, Ser. 1990-134, Class SC, FRN		71	71
	2		2		Federal National Mortgage
					Association, 652.15%,
					12/25/20, Ser. 1990-140, Class K		47	47
	0	^^	0	^^	Federal National Mortgage
					Association, 907.20%,
					02/25/21, Ser. 1991-7, Class K		10	10
	250		250		Federal National Mortgage
					Association, 5.00%,
					03/25/21, Ser. 1991-24, Class Z		252	252
	3,850		3,850		Federal National Mortgage
					Association, 7.00%,
					03/25/21, Ser. 2001-4, Class PC		4,121	4,121
	10		10		Federal National Mortgage
					Association, 963.48%,
					06/25/21, Ser. G-17, Class S, FRN		178	178
	27		27		Federal National Mortgage
					Association, 7.50%,
					09/25/21, Ser. 1991-126, Class ZB		27	27
	661		661		Federal National Mortgage
					Association, 13.98%,
					09/25/21, Ser. G-28, Class S, FRN		763	763
	519		519		Federal National Mortgage
					Association, 8.75%,
					10/25/21, Ser. G-35, Class M		571	571
	215		215		Federal National Mortgage
					Association, 18.52%,
					12/25/21, Ser. G-51, Class SA, FRN		276	276

See unaudited notes to pro forma financial statements.

JPMorgan Bond Fund II/One Group Bond Fund Pro Forma Combined Portfolio of Investments (Amounts in thousands) (Unaudited)						June 30, 2004
JPMorgan Bond Fund II Principal Amount	One Group Bond Fund Principal Amount	Pro forma JPMorgan Core Bond Fund Principal Amount	Security Description	JPMorgan Bond Fund II Market Value	One Group Bond Fund Value	Pro forma JPMorgan Core Bond Fund Market Value

	1,226	1,226	Federal National Mortgage
			Association, 7.00%,
			01/25/22, Ser. G92-15,
			Class Z		1,293	1,293
	336	336	Federal National Mortgage
			Association, 7.50%,
			02/25/22, Ser. 1992-38,
			Class Z		354	354
	1	1	Federal National Mortgage
			Association, 628.04%,
			05/25/22, Ser. G92-27,
			Class SQ, FRN		139	139
	50	50	Federal National Mortgage
			Association, 7.50%,
			06/25/22, Ser. 1992-101,
			Class J		52	52
	319	319	Federal National Mortgage
			Association, 7.00%,
			07/25/22, Ser. G92-42,
			Class Z		339	339
	15,124	15,124	Federal National Mortgage
			Association, 8.00%,
			07/25/22, Ser. G92-44,
			Class ZQ		16,343	16,343
	2	2	Federal National Mortgage
			Association, 1184.78%,
			07/25/22, Ser. G92-35,
			Class G		70	70
	1,429	1,429	Federal National Mortgage
			Association, 6.00%,
			08/25/22, Ser. 1992-136,
			Class PK		1,485	1,485
	770	770	Federal National Mortgage
			Association, 6.50%,
			08/25/22, Ser. 1996-59,
			Class J		803	803
	839	839	Federal National Mortgage
			Association, 0.00%, 09/25/22,
			Ser. 1997-70, Class PO		829	829
	426	426	Federal National Mortgage
			Association, 1.15%,
			09/25/22, Ser. G92-52,
			Class FD, FRN		423	423
	970	970	Federal National Mortgage
			Association, 5.50%,
			09/25/22, Ser. 1992-143,
			Class MA		1,000	1,000
	290	290	Federal National Mortgage
			Association, 6.50%,
			09/25/22, Ser. 1993-185,
			Class A		7	7
	3,521	3,521	Federal National Mortgage
			Association, 7.50%,
			09/25/22, Ser. G92-54,
			Class ZQ		3,777	3,777
	2,137	2,137	Federal National Mortgage
			Association, 7.75%,
			09/25/22, Ser. 1992-163,
			Class M		2,301	2,301
	703	703	Federal National Mortgage
			Association, 0.00%, 10/25/22,
			Ser. G92-62, Class B		600	600
	463	463	Federal National Mortgage
			Association, 2.50%,
			10/25/22, Ser. G92-59,
			Class F, FRN		468	468
	377	377	Federal National Mortgage
			Association, 2.90%,
			10/25/22, Ser. G92-61,
			Class FJ, FRN		380	380
	511	511	Federal National Mortgage
			Association, 7.00%,
			10/25/22, Ser. G92-61,
			Class Z		546	546
	3,753	3,753	Federal National Mortgage
			Association, 7.50%,
			10/25/22, Ser. 1992-188,
			Class PZ		4,000	4,000
	96	96	Federal National Mortgage
			Association, 16.80%,
			10/25/22, Ser. 1992-201,
			Class SB, FRN		106	106
	147	147	Federal National Mortgage
			Association, 7.00%,
			11/25/22, Ser. 1993-138,
			Class JH		2	2
	498	498	Federal National Mortgage
			Association, 8.61%,
			12/25/22, Ser. 1993-225,
			Class VO, FRN		509	509
	3,146	3,146	Federal National Mortgage
			Association, 7.90%,
			01/25/23, Ser. G93-1, Class
			KA		3,371	3,371
	658	658	Federal National Mortgage
			Association, 6.50%,
			02/25/23, Ser. G93-5, Class
			Z		686	686
	11,992	11,992	Federal National Mortgage
			Association, 7.00%,
			02/25/23, Ser. 1997-61,
			Class ZC		12,738	12,738

See unaudited notes to pro forma financial statements.

JPMorgan Bond Fund II/One Group Bond Fund Pro Forma Combined Portfolio of Investments (Amounts in thousands) (Unaudited)						June 30, 2004
JPMorgan Bond Fund II Principal Amount	One Group Bond Fund Principal Amount	Pro forma JPMorgan Core Bond Fund Principal Amount	Security Description	JPMorgan Bond Fund II Market Value	One Group Bond Fund Value	Pro forma JPMorgan Core Bond Fund Market Value

	679	679	Federal National Mortgage
			Association, 15.50%,
			02/25/23, Ser. 1993-27,
			Class SA, FRN		842	842
	964	964	Federal National Mortgage
			Association, 6.50%,
			03/25/23, Ser. G93-14,
			Class J		982	982
	2,308	2,308	Federal National Mortgage
			Association, 7.50%,
			03/25/23, Ser. 1993-25,
			Class J		2,472	2,472
	1,797	1,797	Federal National Mortgage
			Association, 7.70%,
			03/25/23, Ser. 1993-21,
			Class KA		1,932	1,932
	368	368	Federal National Mortgage
			Association, 7.50%,
			04/01/23, Ser. 218, Class 2		82	82
	406	406	Federal National Mortgage
			Association, 0.00%, 04/25/23,
			Ser. 1998-4, Class C		344	344
	2,195	2,195	Federal National Mortgage
			Association, 6.00%,
			04/25/23, Ser. G93-17,
			Class SI, FRN		2,164	2,164
	3,230	3,230	Federal National Mortgage
			Association, 12.17%,
			04/25/23, Ser. 1998-43,
			Class SA, FRN		844	844
	1,065	1,065	Federal National Mortgage
			Association, 16.33%,
			04/25/23, Ser. 1993-62,
			Class SA, FRN		1,214	1,214
	17,242	17,242	Federal National Mortgage
			Association, 0.00%, 06/25/23,
			Ser. 1993-257, Class C		15,236	15,236
	1,100	1,100	Federal National Mortgage
			Association, 0.00%, 07/25/23,
			Ser. 1993-159, Class PD		1,091	1,091
	2,273	2,273	Federal National Mortgage
			Association, 2.01%,
			08/25/23, Ser. G93-27,
			Class FD, FRN		2,321	2,321
	7,300	7,300	Federal National Mortgage
			Association, 6.01%,
			08/25/23, Ser. 1996-14,
			Class SE, FRN		1,264	1,264
	6,186	6,186	Federal National Mortgage
			Association, 6.75%,
			08/25/23, Ser. 1999-38,
			Class SK, FRN		654	654
	334	334	Federal National Mortgage
			Association, 0.00%, 09/25/23,
			Ser. G93-37, Class H		264	264
	1,357	1,357	Federal National Mortgage
			Association, 0.00%, 09/25/23,
			Ser. 1993-205, Class H		1,140	1,140
	2,477	2,477	Federal National Mortgage
			Association, 7.00%,
			09/25/23, Ser. 1993-167,
			Class GA		2,631	2,631
	480	480	Federal National Mortgage
			Association, 11.03%,
			09/25/23, Ser. 1993-165,
			Class SD, FRN		470	470
	1,044	1,044	Federal National Mortgage
			Association, 12.50%,
			09/25/23, Ser. 1993-165,
			Class SK, FRN		1,216	1,216
	2,719	2,719	Federal National Mortgage
			Association, 1.68%,
			10/25/23, Ser. 1993-199,
			Class FA, FRN		2,752	2,752
	813	813	Federal National Mortgage
			Association, 4.16%,
			10/25/23, Ser. 1993-189,
			Class FB, FRN		821	821
	480	480	Federal National Mortgage
			Association, 10.50%,
			10/25/23, Ser. 1993-179,
			Class SC, FRN		529	529
	1,340	1,340	Federal National Mortgage
			Association, 20.30%,
			10/25/23, Ser. 1999-52,
			Class NS, FRN		1,569	1,569
	722	722	Federal National Mortgage
			Association, 21.87%,
			10/25/23, Ser. 1993-179,
			Class SB, FRN		888	888
	666	666	Federal National Mortgage
			Association, 6.50%,
			11/25/23, Ser. 1995-19,
			Class Z		704	704
	343	343	Federal National Mortgage
			Association, 1.73%,
			12/25/23, Ser. 1993-230,
			Class FA, FRN		348	348
	2,148	2,148	Federal National Mortgage
			Association, 2.13%,
			12/25/23, Ser. 1993-247,
			Class FE, FRN		2,192	2,192

See unaudited notes to pro forma financial statements.

JPMorgan Bond Fund II/One Group Bond Fund Pro Forma Combined Portfolio of Investments (Amounts in thousands) (Unaudited)						June 30, 2004
JPMorgan Bond Fund II Principal Amount	One Group Bond Fund Principal Amount	Pro forma JPMorgan Core Bond Fund Principal Amount	Security Description	JPMorgan Bond Fund II Market Value	One Group Bond Fund Value	Pro forma JPMorgan Core Bond Fund Market Value

	1,077	1,077	Federal National Mortgage
			Association, 6.50%,
			12/25/23, Ser. 1993-225,
			Class UB		1,125	1,125
	1,655	1,655	Federal National Mortgage
			Association, 6.75%,
			12/25/23, Ser. 1994-55,
			Class G		1,699	1,699
	4,162	4,162	Federal National Mortgage
			Association, 7.00%,
			12/25/23, Ser. 1993-250,
			Class Z		4,416	4,416
	996	996	Federal National Mortgage
			Association, 11.15%,
			12/25/23, Ser. 1993-247,
			Class SU, FRN		1,057	1,057
	293	293	Federal National Mortgage
			Association, 9.00%,
			03/01/24, Ser. 265, Class 2		325	325
	13,604	13,604	Federal National Mortgage
			Association, 6.50%,
			03/25/24, Ser. 1994-40,
			Class Z		14,142	14,142
	5,000	5,000	Federal National Mortgage
			Association, 6.50%,
			03/25/24, Ser. 1994-37,
			Class L		5,228	5,228
	1,054	1,054	Federal National Mortgage
			Association, 8.50%,
			01/25/25, Ser. 1995-2, Class
			Z		1,125	1,125
	665	665	Federal National Mortgage
			Association, 8.80%,
			01/25/25, Ser. G95-1, Class
			C		733	733
	2,500	2,500	Federal National Mortgage
			Association, 7.00%,
			01/25/26, Ser. 1996-32,
			Class PH		2,636	2,636
	9,454	9,454	Federal National Mortgage
			Association, 1.84%,
			03/25/27, Ser. 1997-20,
			Class IO, FRN		510	510
	687	687	Federal National Mortgage
			Association, 7.50%,
			04/18/27, Ser. 1997-27,
			Class J		735	735
	1,078	1,078	Federal National Mortgage
			Association, 7.50%,
			04/20/27, Ser. 1997-29,
			Class J		1,147	1,147
	6,716	6,716	Federal National Mortgage
			Association, 7.50%,
			05/20/27, Ser. 1997-39,
			Class PD		7,088	7,088
	951	951	Federal National Mortgage
			Association, 6.50%,
			07/18/27, Ser. 1997-42,
			Class ZC		976	976
	5,000	5,000	Federal National Mortgage
			Association, 7.25%,
			07/18/27, Ser. 1997-42,
			Class EN		5,269	5,269
	2,657	2,657	Federal National Mortgage
			Association, 7.00%,
			12/18/27, Ser. 1997-81,
			Class PI		596	596
	9,238	9,238	Federal National Mortgage
			Association, 6.00%,
			07/18/28, Ser. 1998-36,
			Class ZB		9,365	9,365
	3,705	3,705	Federal National Mortgage
			Association, 7.05%,
			12/25/28, Ser. 1998-66,
			Class SB, FRN		396	396
	2,961	2,961	Federal National Mortgage
			Association, 5.50%,
			04/18/29, Ser. 1999-18,
			Class Z		2,642	2,642
	1,621	1,621	Federal National Mortgage
			Association, 6.35%,
			04/25/29, Ser. 1999-17,
			Class C		1,660	1,660
	3,729	3,729	Federal National Mortgage
			Association, 7.50%,
			12/18/29, Ser. 1999-62,
			Class PB		4,023	4,023
	8,348	8,348	Federal National Mortgage
			Association, 7.50%,
			02/25/30, Ser. 2000-2, Class
			ZE		8,983	8,983
	4,597	4,597	Federal National Mortgage
			Association, 8.00%,
			07/25/30, Ser. 2000-20,
			Class SA, FRN		544	544
	1,072	1,072	Federal National Mortgage
			Association, 8.50%,
			01/25/31, Ser. 2000-52,
			Class IO		224	224

See unaudited notes to pro forma financial statements.

JPMorgan Bond Fund II/One Group Bond Fund Pro Forma Combined Portfolio of Investments (Amounts in thousands) (Unaudited)						June 30, 2004
JPMorgan Bond Fund II Principal Amount	One Group Bond Fund Principal Amount	Pro forma JPMorgan Core Bond Fund Principal Amount	Security Description	JPMorgan Bond Fund II Market Value	One Group Bond Fund Value	Pro forma JPMorgan Core Bond Fund Market Value

	6,373	6,373	Federal National Mortgage
			Association, 7.00%,
			03/25/31, Ser. 2001-7, Class
			PF		6,704	6,704
	13,605	13,605	Federal National Mortgage
			Association, 6.00%,
			07/25/31, Ser. 2001-33,
			Class ID		3,692	3,692
	6,241	6,241	Federal National Mortgage
			Association, 0.00%, 12/01/32,
			Ser. 329, Class 1		4,542	4,542
	6,063	6,063	Federal National Mortgage
			Association, 0.00%, 08/01/33,
			Ser. 340, Class 1		4,164	4,164
	4,643	4,643	Federal National Mortgage
			Association, 14.30%,
			03/25/09, Ser. 2002-8, Class
			SR, FRN		5,324	5,324
	2,943	2,943	Federal National Mortgage
			Association, 13.50%,
			11/25/09, Ser. 2002-73,
			Class S, FRN		3,126	3,126
	3,024	3,024	Federal National Mortgage
			Association, 6.50%,
			11/25/10, Ser. 2001-52,
			Class XM		3,185	3,185
	13,211	13,211	Federal National Mortgage
			Association, 5.00%,
			11/25/12, Ser. 2003-16,
			Class PI		1,147	1,147
	223	223	Federal National Mortgage
			Association, 6.50%,
			12/25/12, Ser. 2002-37,
			Class VA		223	223
	1,257	1,257	Federal National Mortgage
			Association, 6.50%,
			12/25/12, Ser. 2002-9, Class
			VE		1,321	1,321
	3,000	3,000	Federal National Mortgage
			Association, 4.50%,
			01/25/14, Ser. 2003-128,
			Class KE		2,958	2,958
	149	149	Federal National Mortgage
			Association, 6.00%,
			09/25/14, Ser. 2001-71,
			Class QC		149	149
	2,800	2,800	Federal National Mortgage
			Association, 4.50%,
			03/25/15, Ser. 2003-65,
			Class CI		518	518
	2,000	2,000	Federal National Mortgage
			Association, 6.50%,
			08/25/15, Ser. 2001-61,
			Class VQ		2,093	2,093
	11,000	11,000	Federal National Mortgage
			Association, 5.00%,
			11/25/15, Ser. 2002-74,
			Class PD		10,994	10,994
	3,750	3,750	Federal National Mortgage
			Association, 6.00%,
			11/25/15, Ser. 2001-49,
			Class DQ		3,907	3,907
	8,000	8,000	Federal National Mortgage
			Association, 6.50%,
			11/25/15, Ser. 2001-52,
			Class XN		8,389	8,389
	4,000	4,000	Federal National Mortgage
			Association, 6.00%,
			12/25/15, Ser. 2001-78,
			Class VB		4,111	4,111
	8,000	8,000	Federal National Mortgage
			Association, 5.00%,
			01/25/16, Ser. 2002-74,
			Class LD		7,984	7,984
	9,046	9,046	Federal National Mortgage
			Association, 6.55%,
			03/25/16, Ser. 2003-8, Class
			SB, FRN		727	727
	5,700	5,700	Federal National Mortgage
			Association, 5.50%,
			05/25/16, Ser. 2002-61,
			Class PE		5,899	5,899
	3,000	3,000	Federal National Mortgage
			Association, 6.00%,
			12/25/16, Ser. 2001-71,
			Class MB		3,135	3,135
	6,000	6,000	Federal National Mortgage
			Association, 6.00%,
			12/25/16, Ser. 2001-74,
			Class MB		6,334	6,334
	9,422	9,422	Federal National Mortgage
			Association, 6.00%,
			12/25/16, Ser. 2001-71,
			Class QE		9,858	9,858
	2,000	2,000	Federal National Mortgage
			Association, 6.50%,
			12/25/16, Ser. 2001-50,
			Class VB		2,101	2,101
	5,000	5,000	Federal National Mortgage
			Association, 7.00%,
			12/25/16, Ser. 2001-61,
			Class VB		5,309	5,309
	18,500	18,500	Federal National Mortgage
			Association, 6.00%,
			02/25/17, Ser. 2002-3, Class
			OG		19,340	19,340

See unaudited notes to pro forma financial statements.

JPMorgan Bond Fund II/One Group Bond Fund Pro Forma Combined Portfolio of Investments (Amounts in thousands) (Unaudited)						June 30, 2004
JPMorgan Bond Fund II Principal Amount	One Group Bond Fund Principal Amount	Pro forma JPMorgan Core Bond Fund Principal Amount	Security Description	JPMorgan Bond Fund II Market Value	One Group Bond Fund Value	Pro forma JPMorgan Core Bond Fund Market Value

	9,200	9,200	Federal National Mortgage
			Association, 6.00%,
			02/25/17, Ser. 2002-2, Class
			UC		9,504	9,504
	2,300	2,300	Federal National Mortgage
			Association, 5.50%,
			03/25/17, Ser. 2002-11,
			Class QG		2,334	2,334
	6,692	6,692	Federal National Mortgage
			Association, 6.00%,
			03/25/17, Ser. 2002-7, Class
			TG		6,997	6,997
	4,000	4,000	Federal National Mortgage
			Association, 6.00%,
			03/25/17, Ser. 2002-7, Class
			OG		4,177	4,177
	1,700	1,700	Federal National Mortgage
			Association, 4.50%,
			04/25/17, Ser. 2003-27,
			Class DW		1,621	1,621
	17,750	17,750	Federal National Mortgage
			Association, 5.50%,
			04/25/17, Ser. 2002-18,
			Class PC		18,278	18,278
	3,000	3,000	Federal National Mortgage
			Association, 6.00%,
			04/25/17, Ser. 2002-24,
			Class AJ		3,148	3,148
	5,000	5,000	Federal National Mortgage
			Association, 6.00%,
			04/25/17, Ser. 2002-19,
			Class PE		5,225	5,225
	2,000	2,000	Federal National Mortgage
			Association, 6.00%,
			07/25/17, Ser. 2002-42,
			Class C		2,073	2,073
	1,800	1,800	Federal National Mortgage
			Association, 5.50%,
			09/25/17, Ser. 2002-55,
			Class QE		1,816	1,816
	30,000	30,000	Federal National Mortgage
			Association, 5.50%,
			09/25/17, Ser. 2002-56,
			Class UC		30,627	30,627
	8,250	8,250	Federal National Mortgage
			Association, 5.50%,
			01/25/18, Ser. 2002-94,
			Class BK		8,316	8,316
	1,918	1,918	Federal National Mortgage
			Association, 6.50%,
			02/25/18, Ser. 2001-64,
			Class VB		1,936	1,936
	2,822	2,822	Federal National Mortgage
			Association, 4.50%,
			09/25/18, Ser. 2003-81,
			Class LC		2,660	2,660
	3,517	3,517	Federal National Mortgage
			Association, 8.10%,
			09/25/18, Ser. 2003-92,
			Class SH, FRN		3,047	3,047
	205	205	Federal National Mortgage
			Association, 4.50%,
			11/25/18, Ser. 2003-113,
			Class ZB		205	205
	2,644	2,644	Federal National Mortgage
			Association, 7.00%,
			01/25/19, Ser. 2003-67,
			Class VQ		2,752	2,752
	3,192	3,192	Federal National Mortgage
			Association, 4.50%,
			02/25/19, Ser. 2004-2, Class
			ZD		2,998	2,998
	2,500	2,500	Federal National Mortgage
			Association, 6.00%,
			02/25/20, Ser. 2001-28,
			Class VB		2,615	2,615
	2,000	2,000	Federal National Mortgage
			Association, 6.00%,
			02/25/20, Ser. 2002-7, Class
			QM		2,086	2,086
	5,000	5,000	Federal National Mortgage
			Association, 6.00%,
			08/25/21, Ser. 2001-71,
			Class JW		5,236	5,236
	7,270	7,270	Federal National Mortgage
			Association, 6.50%,
			09/25/21, Ser. 2001-48,
			Class Z		7,631	7,631
	3,000	3,000	Federal National Mortgage
			Association, 6.50%,
			02/25/22, Ser. 2002-1, Class
			HC		3,093	3,093
	2,331	2,331	Federal National Mortgage
			Association, 5.50%,
			06/25/22, Ser. 2002-91,
			Class UH		395	395
	1,226	1,226	Federal National Mortgage
			Association, 5.00%,
			07/25/22, Ser. 2003-119,
			Class XZ		1,224	1,224
	2,726	2,726	Federal National Mortgage
			Association, 7.50%,
			07/25/22, Ser. G92-35,
			Class E		2,911	2,911

See unaudited notes to pro forma financial statements.

JPMorgan Bond Fund II/One Group Bond Fund Pro Forma Combined Portfolio of Investments (Amounts in thousands) (Unaudited)						June 30, 2004
JPMorgan Bond Fund II Principal Amount	One Group Bond Fund Principal Amount	Pro forma JPMorgan Core Bond Fund Principal Amount	Security Description	JPMorgan Bond Fund II Market Value	One Group Bond Fund Value	Pro forma JPMorgan Core Bond Fund Market Value

	4,000	4,000	Federal National Mortgage
			Association, 5.00%,
			12/25/22, Ser. 2003-122,
			Class TE		3,910	3,910
	5,000	5,000	Federal National Mortgage
			Association, 5.50%,
			05/25/23, Ser. 2003-41,
			Class PE		5,019	5,019
	3,500	3,500	Federal National Mortgage
			Association, 5.50%,
			05/25/23, Ser. 2003-39,
			Class LW		3,404	3,404
	13,000	13,000	Federal National Mortgage
			Association, 5.00%,
			06/25/23, Ser. 2003-83,
			Class PG		12,561	12,561
	50,500	50,500	Federal National Mortgage
			Association, 6.55%,
			06/25/23, Ser. 2003-80,
			Class SY, FRN		6,868	6,868
	14,300	14,300	Federal National Mortgage
			Association, 6.88%,
			08/25/23, Ser. 2002-83,
			Class CS		15,149	15,149
	6,000	6,000	Federal National Mortgage
			Association, 6.00%,
			11/25/23, Ser. 2003-106,
			Class US, FRN		3,916	3,916
	2,148	2,148	Federal National Mortgage
			Association, 20.56%,
			12/25/23, Ser. 2002-1, Class
			UD, FRN		2,416	2,416
	9,000	9,000	Federal National Mortgage
			Association, 6.50%,
			03/25/24, Ser. 2002-4, Class
			VC		9,658	9,658
	2,500	2,500	Federal National Mortgage
			Association, 5.50%,
			07/25/24, Ser. 2004-53,
			Class NC		2,484	2,484
	1,396	1,396	Federal National Mortgage
			Association, 6.50%,
			11/25/25, Ser. 2002-36,
			Class PE		1,395	1,395
	13,000	13,000	Federal National Mortgage
			Association, 6.00%,
			07/25/29, Ser. 2002-W5,
			Class A6		13,407	13,407
	5,750	5,750	Federal National Mortgage
			Association, 6.00%,
			07/25/29, Ser. 2001-80,
			Class PE		5,925	5,925
	2,313	2,313	Federal National Mortgage
			Association, 7.00%,
			12/25/29, Ser. 2002-36,
			Class HZ		2,421	2,421
	84	84	Federal National Mortgage
			Association, 7.00%,
			02/25/30, Ser. 2001-53,
			Class TS, FRN		0	0
	5,000	5,000	Federal National Mortgage
			Association, 6.25%,
			08/25/30, Ser. 2002-W5,
			Class A7		5,208	5,208
	10,273	10,273	Federal National Mortgage
			Association, 7.00%,
			11/25/30, Ser. 2002-W5,
			Class A10, FRN		816	816
	2,683	2,683	Federal National Mortgage
			Association, 6.00%,
			05/25/31, Ser. 2001-31,
			Class VD		2,768	2,768
	4,100	4,100	Federal National Mortgage
			Association, 7.00%,
			07/25/31, Ser. 2001-30,
			Class PM		4,223	4,223
	6,500	6,500	Federal National Mortgage
			Association, 7.00%,
			08/25/31, Ser. 2001-36,
			Class DE		6,821	6,821
	4,206	4,206	Federal National Mortgage
			Association, 6.50%,
			09/25/31, Ser. 2001-49,
			Class Z		4,372	4,372
	4,377	4,377	Federal National Mortgage
			Association, 7.00%,
			09/25/31, Ser. 2001-44,
			Class PD		4,604	4,604
	10,255	10,255	Federal National Mortgage
			Association, 7.00%,
			09/25/31, Ser. 2001-44,
			Class MY		11,151	11,151
	5,000	5,000	Federal National Mortgage
			Association, 7.00%,
			09/25/31, Ser. 2001-44,
			Class PU		5,275	5,275
	3,294	3,294	Federal National Mortgage
			Association, 6.50%,
			10/25/31, Ser. 2001-52,
			Class KB		3,435	3,435
	6,000	6,000	Federal National Mortgage
			Association, 19.65%,
			10/25/31, Ser. 2003-52,
			Class SX, FRN		6,893	6,893
	12,500	12,500	Federal National Mortgage
			Association, 6.00%,
			11/25/31, Ser. 2002-74,
			Class VB		12,931	12,931

See unaudited notes to pro forma financial statements.

JPMorgan Bond Fund II/One Group Bond Fund Pro Forma Combined Portfolio of Investments (Amounts in thousands) (Unaudited)						June 30, 2004
JPMorgan Bond Fund II Principal Amount	One Group Bond Fund Principal Amount	Pro forma JPMorgan Core Bond Fund Principal Amount	Security Description	JPMorgan Bond Fund II Market Value	One Group Bond Fund Value	Pro forma JPMorgan Core Bond Fund Market Value

	10,167	10,167	Federal National Mortgage
			Association, 6.00%,
			11/25/31, Ser. 2002-74,
			Class VA		10,564	10,564
	6,746	6,746	Federal National Mortgage
			Association, 7.00%,
			11/25/31, Ser. 2001-61,
			Class Z		7,068	7,068
	2,736	2,736	Federal National Mortgage
			Association, 14.90%,
			12/25/31, Ser. 2001-72,
			Class SX, FRN		2,890	2,890
	3,947	3,947	Federal National Mortgage
			Association, 21.61%,
			02/25/32, Ser. 2002-1, Class
			SA, FRN		4,677	4,677
	23,872	23,872	Federal National Mortgage
			Association, 1.60%,
			03/25/32, Ser. 2002-13,
			Class SJ, FRN		1,188	1,188
	497	497	Federal National Mortgage
			Association, 10.00%,
			03/25/32, Ser. 2002-13,
			Class ST, FRN		550	550
	1,109	1,109	Federal National Mortgage
			Association, 0.00%, 04/25/32,
			Ser. 2002-21, Class LO		820	820
	5,243	5,243	Federal National Mortgage
			Association, 6.50%,
			04/25/32, Ser. 2002-59,
			Class VA		5,477	5,477
	11,800	11,800	Federal National Mortgage
			Association, 6.50%,
			04/25/32, Ser. 2002-59,
			Class VB		12,417	12,417
	7,000	7,000	Federal National Mortgage
			Association, 6.50%,
			04/25/32, Ser. 2002-21,
			Class PE		7,266	7,266
	14,000	14,000	Federal National Mortgage
			Association, 6.50%,
			05/25/32, Ser. 2002-28,
			Class PK		14,582	14,582
	6,868	6,868	Federal National Mortgage
			Association, 6.50%,
			06/25/32, Ser. 2002-37,
			Class Z		7,067	7,067
	10,000	10,000	Federal National Mortgage
			Association, 6.50%,
			11/25/32, Ser. 2002-48,
			Class GH		10,422	10,422
	8,455	8,455	Federal National Mortgage
			Association, 12.47%,
			12/25/32, Ser. 2002-77,
			Class S, FRN		8,212	8,212
	1,950	1,950	Federal National Mortgage
			Association, 4.00%,
			05/25/33, Ser. 2003-42,
			Class GB		1,597	1,597
	4,027	4,027	Federal National Mortgage
			Association, 6.00%,
			05/25/33, Ser. 2003-34,
			Class ED		3,909	3,909
	5,622	5,622	Federal National Mortgage
			Association, 6.00%,
			05/25/33, Ser. 2003-39,
			Class IO		857	857
	4,667	4,667	Federal National Mortgage
			Association, 6.00%,
			05/25/33, Ser. 2003-34,
			Class AX		4,631	4,631
	136	136	Federal National Mortgage
			Association, 2.30%,
			06/25/33, Ser. 2003-48,
			Class FK, FRN		137	137
	2,000	2,000	Federal National Mortgage
			Association, 5.75%,
			06/25/33, Ser. 2003-47,
			Class PE		1,844	1,844
	26,648	26,648	Federal National Mortgage
			Association, 6.00%,
			06/25/33, Ser. 2004-4, Class
			QI, FRN		2,737	2,737
	291	291	Federal National Mortgage
			Association, 4.69%,
			07/25/33, Ser. 2003-66,
			Class SK, FRN		291	291
	2,130	2,130	Federal National Mortgage
			Association, 10.98%,
			07/25/33, Ser. 2003-64,
			Class SX, FRN		1,458	1,458
	4,631	4,631	Federal National Mortgage
			Association, 0.00%, 08/25/33,
			Ser. 2003-132, Class OA		3,335	3,335
	7,146	7,146	Federal National Mortgage
			Association, 5.99%,
			08/25/33, Ser. 2003-71,
			Class DS, FRN		5,215	5,215
	1,929	1,929	Federal National Mortgage
			Association, 8.19%,
			08/25/33, Ser. 2003-74,
			Class SH, FRN		1,807	1,807
	5,634	5,634	Federal National Mortgage
			Association, 10.67%,
			09/25/33, Ser. 2003-91,
			Class SD, FRN		5,320	5,320
	59,907	59,907	Federal National Mortgage
			Association, 6.50%,
			11/25/33, Ser. 2003-116,
			Class SB, FRN		5,436	5,436

JPMorgan Bond Fund II/One Group Bond Fund Pro Forma Combined Portfolio of Investments (Amounts in thousands) (Unaudited)						June 30, 2004
JPMorgan Bond Fund II Principal Amount	One Group Bond Fund Principal Amount	Pro forma JPMorgan Core Bond Fund Principal Amount	Security Description	JPMorgan Bond Fund II Market Value	One Group Bond Fund Value	Pro forma JPMorgan Core Bond Fund Market Value

	3,000	3,000	Federal National Mortgage
			Association, 5.50%,
			01/25/34, Ser. 2004-25,
			Class PC		2,988	2,988
	5,530	5,530	Federal National Mortgage
			Association, 9.87%,
			01/25/34, Ser. 2003-130,
			Class SX, FRN		5,546	5,546
	2,000	2,000	Federal National Mortgage
			Association, 5.50%,
			02/25/34, Ser. 2004-36,
			Class PC		2,011	2,011
	15,196	15,196	Federal National Mortgage
			Association, 24.20%,
			02/25/34, Ser. 2004-10,
			Class SC, FRN		17,936	17,936
	7,562	7,562	Federal National Mortgage
			Association, 7.43%,
			03/25/34, Ser. 2004-14,
			Class SD, FRN		4,756	4,756
	6,734	6,734	Federal National Mortgage
			Association, 0.00%, 04/25/34,
			Ser. 2004-21, Class CO		3,556	3,556
345		345	Federal National Mortgage
			Association, 13.72%,
			04/25/34, Ser. 2004-20,
			Class SA, FRN	345		345
	21,813	21,813	Federal National Mortgage
			Association, 16.50%,
			04/25/34, Ser. 2004-25,
			Class SA, FRN		23,860	23,860
	15,468	15,468	Federal National Mortgage
			Association, 16.50%,
			05/25/34, Ser. 2004-36,
			Class SA, FRN		16,819	16,819
	2,721	2,721	Federal National Mortgage
			Association, 6.50%,
			10/25/42, Ser. 2003-W4,
			Class 2A		2,831	2,831
	5,000	5,000	Federal National Mortgage
			Association, 4.75%,
			12/25/42, Ser. 2003-W8,
			Class 1A3		5,028	5,028
	15,943	15,943	Federal National Mortgage
			Association, 6.50%,
			12/25/42, Ser. 2003-W1,
			Class 1A1		16,629	16,629
	5,514	5,514	Federal National Mortgage
			Association, 7.50%,
			12/25/42, Ser. 2003-W1,
			Class 2A		5,903	5,903
	18,004	18,004	Federal National Mortgage
			Association, 7.00%,
			02/25/44, Ser. 2004-W2,
			Class 2A2		19,050	19,050
	344	344	First Boston Mortgage
			Securities Corp., 0.00%,
			04/25/17, Ser. 87, Class C,
			PO		301	301
	348	348	First Boston Mortgage
			Securities Corp., 10.97%,
			04/25/17, Ser. 87, Class C,
			IO		98	98
	6,883	6,883	Government National
			Mortgage Association,
			6.00%, 03/20/12, Ser.
			2002-70, Class AV		7,165	7,165
	17,474	17,474	Government National
			Mortgage Association,
			6.00%, 03/20/13, Ser.
			2002-67, Class VA		18,078	18,078
	509	509	Government National
			Mortgage Association,
			7.00%, 08/16/13, Ser.
			1996-22, Class VB		511	511
	3,123	3,123	Government National
			Mortgage Association,
			6.00%, 11/20/13, Ser.
			2002-79, Class KV		3,216	3,216
	3,603	3,603	Government National
			Mortgage Association,
			5.50%, 12/20/13, Ser.
			2003-4, Class NY		3,685	3,685
	2,705	2,705	Government National
			Mortgage Association,
			6.00%, 12/20/14, Ser.
			2002-71, Class VJ		2,771	2,771
	2,696	2,696	Government National
			Mortgage Association,
			6.50%, 07/20/17, Ser.
			2001-60, Class VP		2,825	2,825
	8,000	8,000	Government National
			Mortgage Association,
			6.50%, 09/20/17, Ser.
			2002-47, Class VB		8,404	8,404
	5,610	5,610	Government National
			Mortgage Association,
			6.00%, 12/20/17, Ser.
			2002-88, Class VA		5,767	5,767
	6,000	6,000	Government National
			Mortgage Association,
			6.50%, 04/20/18, Ser.
			2002-41, Class VB		6,311	6,311
	11,000	11,000	Government National
			Mortgage Association,
			6.50%, 07/20/19, Ser.
			2002-36, Class VB		11,542	11,542
	3,000	3,000	Government National
			Mortgage Association,
			6.50%, 07/20/22, Ser.
			2002-40, Class VD		3,044	3,044

JPMorgan Bond Fund II/One Group Bond Fund Pro Forma Combined Portfolio of Investments (Amounts in thousands) (Unaudited)						June 30, 2004
JPMorgan Bond Fund II Principal Amount	One Group Bond Fund Principal Amount	Pro forma JPMorgan Core Bond Fund Principal Amount	Security Description	JPMorgan Bond Fund II Market Value	One Group Bond Fund Value	Pro forma JPMorgan Core Bond Fund Market Value

	347	347	Government National
			Mortgage Association,
			11.05%, 12/16/22, Ser.
			2000-30, Class ST, FRN		390	390
	8,422	8,422	Government National
			Mortgage Association,
			7.49%, 07/16/24, Ser.
			1994-3, Class PQ		9,073	9,073
	6,565	6,565	Government National
			Mortgage Association,
			7.99%, 07/16/24, Ser.
			1994-4, Class KQ		7,073	7,073
	12,000	12,000	Government National
			Mortgage Association,
			6.50%, 10/16/24, Ser.
			1994-7, Class PQ		12,664	12,664
	4,361	4,361	Government National
			Mortgage Association,
			7.50%, 09/17/25, Ser.
			1998-26, Class K		4,686	4,686
	2,243	2,243	Government National
			Mortgage Association,
			7.50%, 06/16/26, Ser.
			2000-9, Class PB		2,390	2,390
	5,051	5,051	Government National
			Mortgage Association,
			7.50%, 08/16/26, Ser.
			1996-16, Class E		5,392	5,392
	9,086	9,086	Government National
			Mortgage Association,
			7.50%, 05/16/27, Ser.
			1997-8, Class PN		9,744	9,744
	2,159	2,159	Government National
			Mortgage Association,
			7.50%, 07/20/27, Ser.
			1997-11, Class D		2,296	2,296
	12,359	12,359	Government National
			Mortgage Association,
			5.50%, 11/20/28, Ser.
			2002-88, Class LI		1,463	1,463
	2,200	2,200	Government National
			Mortgage Association,
			6.50%, 01/16/29, Ser.
			1999-15, Class E		2,313	2,313
	3,250	3,250	Government National
			Mortgage Association,
			5.00%, 02/20/29, Ser.
			2003-98, Class PC		3,255	3,255
	18,576	18,576	Government National
			Mortgage Association,
			6.00%, 02/20/29, Ser.
			1999-4, Class ZB		18,989	18,989
	8,387	8,387	Government National
			Mortgage Association,
			6.50%, 04/20/29, Ser.
			1999-10, Class ZC		8,637	8,637
	6,088	6,088	Government National
			Mortgage Association,
			7.50%, 08/16/29, Ser.
			1999-30, Class S, FRN		649	649
	298	298	Government National
			Mortgage Association,
			9.20%, 09/16/29, Ser.
			1999-33, Class SM, FRN		315	315
	8,567	8,567	Government National
			Mortgage Association,
			8.00%, 11/16/29, Ser.
			1999-41, Class Z		9,234	9,234
	5,635	5,635	Government National
			Mortgage Association,
			7.50%, 11/20/29, Ser.
			1999-40, Class ZW		6,106	6,106
	7,905	7,905	Government National
			Mortgage Association,
			8.50%, 12/16/29, Ser.
			1999-44, Class ZC		8,777	8,777
	2,802	2,802	Government National
			Mortgage Association,
			7.50%, 12/20/29, Ser.
			1999-44, Class PC		2,950	2,950
	8,665	8,665	Government National
			Mortgage Association,
			8.00%, 12/20/29, Ser.
			1999-44, Class ZG		9,140	9,140
	5,226	5,226	Government National
			Mortgage Association,
			7.05%, 01/19/30, Ser.
			2001-4, Class SJ, FRN		372	372
	3,000	3,000	Government National
			Mortgage Association,
			7.00%, 02/16/30, Ser.
			2000-14, Class PD		3,198	3,198
	2,204	2,204	Government National
			Mortgage Association,
			7.50%, 02/16/30, Ser.
			2000-16, Class ZN		2,331	2,331
	8,661	8,661	Government National
			Mortgage Association,
			8.50%, 02/16/30, Ser.
			2000-9, Class ZJ		9,514	9,514

JPMorgan Bond Fund II/One Group Bond Fund Pro Forma Combined Portfolio of Investments (Amounts in thousands) (Unaudited)						June 30, 2004
JPMorgan Bond Fund II Principal Amount	One Group Bond Fund Principal Amount	Pro forma JPMorgan Core Bond Fund Principal Amount	Security Description	JPMorgan Bond Fund II Market Value	One Group Bond Fund Value	Pro forma JPMorgan Core Bond Fund Market Value

	2,930	2,930	Government National
			Mortgage Association,
			33.95%, 02/16/30, Ser.
			2000-12, Class ST, FRN		4,384	4,384
	7,012	7,012	Government National
			Mortgage Association,
			7.50%, 02/20/30, Ser.
			2000-6, Class Z		7,430	7,430
	11,711	11,711	Government National
			Mortgage Association,
			9.00%, 03/16/30, Ser.
			2000-21, Class Z		13,236	13,236
	42,608	42,608	Government National
			Mortgage Association,
			6.40%, 04/16/30, Ser.
			2002-31, Class SE, FRN		3,847	3,847
	3,461	3,461	Government National
			Mortgage Association,
			8.00%, 06/20/30, Ser.
			2000-9, Class Z		3,664	3,664
	2,643	2,643	Government National
			Mortgage Association,
			7.75%, 09/20/30, Ser.
			2000-26, Class Z		2,753	2,753
	1,291	1,291	Government National
			Mortgage Association,
			8.50%, 09/20/30, Ser.
			2000-26, Class TZ		1,403	1,403
	2,527	2,527	Government National
			Mortgage Association,
			7.43%, 10/20/30, Ser.
			2000-34, Class SG, FRN		174	174
	2,527	2,527	Government National
			Mortgage Association,
			9.00%, 10/20/30, Ser.
			2000-31, Class Z		2,825	2,825
	708	708	Government National
			Mortgage Association,
			9.00%, 11/16/30, Ser.
			2000-36, Class IK		87	87
	4,130	4,130	Government National
			Mortgage Association,
			9.00%, 11/20/30, Ser.
			2000-35, Class ZA		4,415	4,415
	1,697	1,697	Government National
			Mortgage Association,
			7.15%, 12/20/30, Ser.
			2000-38, Class AH		1,756	1,756
	3,000	3,000	Government National
			Mortgage Association,
			8.00%, 12/20/30, Ser.
			2000-37, Class B		3,226	3,226
	7,360	7,360	Government National
			Mortgage Association,
			7.45%, 03/16/31, Ser.
			2001-6, Class SD, FRN		453	453
	7,407	7,407	Government National
			Mortgage Association,
			6.50%, 03/20/31, Ser.
			2001-8, Class Z		7,651	7,651
	5,500	5,500	Government National
			Mortgage Association,
			6.50%, 03/20/31, Ser.
			2001-7, Class PK		5,716	5,716
	1,336	1,336	Government National
			Mortgage Association,
			26.95%, 04/20/31, Ser.
			2002-51, Class SG, FRN		1,658	1,658
	422	422	Government National
			Mortgage Association,
			17.38%, 07/20/31, Ser.
			2001-32, Class WA, FRN		460	460
	4,360	4,360	Government National
			Mortgage Association,
			6.95%, 08/16/31, Ser.
			2001-36, Class S, FRN		297	297
	6,241	6,241	Government National
			Mortgage Association,
			7.15%, 08/16/31, Ser.
			2001-35, Class SA, FRN		455	455
	17,994	17,994	Government National
			Mortgage Association,
			5.90%, 09/17/31, Ser.
			2003-95, Class SC, FRN		1,106	1,106
	22,940	22,940	Government National
			Mortgage Association,
			6.10%, 09/20/31, Ser.
			2003-76, Class LS, FRN		2,226	2,226
	5,000	5,000	Government National
			Mortgage Association,
			6.50%, 12/20/31, Ser.
			2001-64, Class MQ		5,159	5,159
	6,148	6,148	Government National
			Mortgage Association,
			6.29%, 01/16/32, Ser.
			2002-3, Class SP, FRN		381	381
	13,637	13,637	Government National
			Mortgage Association,
			5.50%, 01/20/32, Ser.
			2003-4, Class NI		2,833	2,833

JPMorgan Bond Fund II/One Group Bond Fund Pro Forma Combined Portfolio of Investments (Amounts in thousands) (Unaudited)						June 30, 2004
JPMorgan Bond Fund II Principal Amount	One Group Bond Fund Principal Amount	Pro forma JPMorgan Core Bond Fund Principal Amount	Security Description	JPMorgan Bond Fund II Market Value	One Group Bond Fund Value	Pro forma JPMorgan Core Bond Fund Market Value

	5,000	5,000	Government National
			Mortgage Association,
			6.50%, 01/20/32, Ser.
			2002-7, Class PG		5,179	5,179
	2,825	2,825	Government National
			Mortgage Association,
			7.00%, 01/20/32, Ser.
			2002-80, Class EB		2,996	2,996
	21,305	21,305	Government National
			Mortgage Association,
			6.85%, 04/16/32, Ser.
			2002-24, Class AG, FRN		2,173	2,173
	2,116	2,116	Government National
			Mortgage Association,
			10.28%, 04/16/32, Ser.
			2002-24, Class SB, FRN		2,201	2,201
	709	709	Government National
			Mortgage Association,
			9.00%, 06/16/32, Ser.
			2002-41, Class SV, FRN		748	748
	25,000	25,000	Government National
			Mortgage Association,
			6.50%, 06/20/32, Ser.
			2002-45, Class QE		25,905	25,905
	5,200	5,200	Government National
			Mortgage Association,
			6.50%, 06/20/32, Ser.
			2002-40, Class UK		5,398	5,398
	7,100	7,100	Government National
			Mortgage Association,
			6.50%, 07/16/32, Ser.
			2002-47, Class PG		7,260	7,260
	8,266	8,266	Government National
			Mortgage Association,
			6.50%, 07/20/32, Ser.
			2002-52, Class GH		8,471	8,471
	15,003	15,003	Government National
			Mortgage Association,
			6.50%, 07/20/32, Ser.
			2002-47, Class ZA		15,551	15,551
	5,000	5,000	Government National
			Mortgage Association,
			6.50%, 08/20/32, Ser.
			2002-54, Class GB		5,141	5,141
	34,489	34,489	Government National
			Mortgage Association,
			6.60%, 08/20/32, Ser.
			2002-70, Class PS, FRN		3,657	3,657
	2,519	2,519	Government National
			Mortgage Association,
			6.00%, 11/20/32, Ser.
			2002-75, Class PB		2,618	2,618
	5,707	5,707	Government National
			Mortgage Association,
			6.50%, 01/20/33, Ser.
			2003-58, Class BE		6,025	6,025
	21,813	21,813	Government National
			Mortgage Association,
			6.60%, 02/16/33, Ser.
			2003-11, Class SK, FRN		2,099	2,099
	12,813	12,813	Government National
			Mortgage Association,
			6.60%, 02/20/33, Ser.
			2003-12, Class SP, FRN		1,072	1,072
	2,529	2,529	Government National
			Mortgage Association, 0.00%,
			03/16/33, Ser. 2003-24,
			Class PO		2,064	2,064
	3,500	3,500	Government National
			Mortgage Association,
			6.50%, 03/20/33, Ser.
			2003-40, Class TJ		3,532	3,532
	3,700	3,700	Government National
			Mortgage Association,
			6.50%, 03/20/33, Ser.
			2003-46, Class TC		3,897	3,897
	3,500	3,500	Government National
			Mortgage Association,
			7.50%, 03/20/33, Ser.
			2003-40, Class TC		3,964	3,964
	2,000	2,000	Government National
			Mortgage Association,
			6.50%, 05/20/33, Ser.
			2003-46, Class MG		2,117	2,117
	5,022	5,022	Government National
			Mortgage Association, 0.00%,
			06/16/33, Ser. 2003-52,
			Class AP		2,496	2,496
	2,846	2,846	Government National
			Mortgage Association, 0.00%,
			08/20/33, Ser. 2003-66,
			Class EO		1,423	1,423
	3,295	3,295	Government National
			Mortgage Association, 0.00%,
			10/20/33, Ser. 2003-90,
			Class PO		2,736	2,736
	1,100	1,100	Government National
			Mortgage Association, 0.00%,
			10/20/33, Se. 2003-86,
			Class CO		411	411

JPMorgan Bond Fund II/One Group Bond Fund Pro Forma Combined Portfolio of Investments (Amounts in thousands) (Unaudited)						June 30, 2004
JPMorgan Bond Fund II Principal Amount	One Group Bond Fund Principal Amount	Pro forma JPMorgan Core Bond Fund Principal Amount	Security Description	JPMorgan Bond Fund II Market Value	One Group Bond Fund Value	Pro forma JPMorgan Core Bond Fund Market Value

	40,583	40,583	Government National
			Mortgage Association,
			5.45%, 12/16/33, Ser.
			2003-112, Class SA, FRN		3,025	3,025
4,847		4,847	Government National
			Mortgage Association,
			10.80%, 12/16/33, Ser.
			2004-7, Class SB, FRN	4,497		4,497
	55,971	55,971	Government National
			Mortgage Association,
			4.40%, 02/20/34, Ser.
			2004-11, Class SW, FRN		3,353	3,353
	4,980	4,980	Government National
			Mortgage Association,
			16.64%, 04/16/34, Ser.
			2004-28, Class S, FRN		5,263	5,263
6,522		6,522	Impac CMB Trust, 1.66%,
			09/25/34, Ser. 2004-5, Class
			1A1, FRN	6,521		6,521
	1,900	1,900	Impac Secured Assets
			Common Owner Trust,
			8.15%, 04/25/30, Ser.
			2000-1, Class A8		1,898	1,898
	6,327	6,327	Master Asset Securitization
			Trust, 6.50%, 07/25/32, Ser.
			2002-3, Class 2A16		6,324	6,324
	4,574	4,574	Master Asset Securitization
			Trust, 6.50%, 08/25/32, Ser.
			2002-4, Class A19		4,572	4,572
	2,845	2,845	Master Asset Securitization
			Trust, 0.00%, 12/25/33, Ser.
			2003-12, Class 30PO		1,931	1,931
	1,929	1,929	Master Asset Securitization
			Trust, 0.00%, 02/25/34, Ser.
			2004-1, Class 30PO		1,346	1,346

See unaudited notes to pro forma financial statements.

JPMorgan Bond Fund II/One Group Bond Fund Pro Forma Combined Portfolio of Investments (Amounts in thousands) (Unaudited)								June 30, 2004
JPMorgan Bond Fund II Principal Amount	One Group Bond Fund Principal Amount		Pro forma JPMorgan Core Bond Fund Principal Amount		Security Description	JPMorgan Bond Fund II Market Value	One Group Bond Fund Value	Pro forma JPMorgan Core Bond Fund Market Value

2,976			2,976		Medallion Trust (Australia),
					1.41%, 05/25/35, FRN	2,976		2,976
	1,255		1,255		Merril Lynch & Co., Inc.,
					8.99%, 10/20/20, Ser. 47,
					Class Z		1,347	1,347
	0	^^	0	^^	Morgan Stanley, 3886.76%,
					04/20/21, Ser. 35, Class 2,
					FRN		63	63
	0	^^	0	^^	Morgan Stanley, 3886.76%,
					07/20/21, Ser. 37, Class 2,
					FRN		57	57
	61		61		Morgan Stanley, 0.00%,
					12/20/21, Ser. 39, Class 3		60	60
	1,708		1,708		Nomura Asset Acceptance
					Corp., 5.00%, 04/25/18, Ser.
					2003-A1, Class A7		1,743	1,743
	1,555		1,555		Nomura Asset Acceptance
					Corp., 7.00%, 04/25/33, Ser.
					2003-A1, Class A5		1,569	1,569
	6,612		6,612		Nomura Asset Acceptance
					Corp., 5.50%, 05/25/33, Ser.
					2003-A1, Class A1		6,791	6,791
	8,052		8,052		Nomura Asset Acceptance
					Corp., 6.00%, 05/25/33, Ser.
					2003-A1, Class A2		8,290	8,290
	3,824		3,824		Norwest Integrated
					Structured Assets, Inc.,
					7.50%, 03/25/30, Ser.
					2000-1, Class 1A4		3,850	3,850
	66		66		Paine Webber CMO Trust,
					8.75%, 04/01/18, Ser. H,
					Class 4		71	71
	324		324		Paine Webber CMO Trust,
					8.50%, 08/01/19, Ser. P,
					Class 4		344	344
2,500			2,500		Permanent Financing PLC
					(United Kingdom), 1.48%,
					3/10/2009	2,499		2,499
	111		111		PNC Mortgage Securities
					Corp., 6.75%, 08/25/29, Ser.
					1999-8, Class 1A11		111	111
5,535			5,535		RESI Finance LP, 2.48%,
					12/10/35, Ser. 2003-D,
					Class B3, FRN, #	5,555		5,555
1,820			1,820		RESI Finance LP, 2.68%,
					12/10/35, Ser. 2003-D,
					Class B4, FRN, #	1,827		1,827
3,446			3,446		RESI Finance LP (Cayman
					Islands), 2.73%, 07/10/35,
					Ser. 2003-B, Class B3,
					FRN, #	3,506		3,506
5,851			5,851		RESI Finance LP (Cayman
					Islands), 2.58%, 09/10/35,
					Ser. 2003-C, Class B3,
					FRN, #	5,954		5,954
1,188			1,188		RESI Finance LP (Cayman
					Islands), 2.78%, 09/10/35,
					Ser. 2003-C, Class B4,
					FRN, #	1,209		1,209
	10,000		10,000		Residential Accredit Loans,
					Inc., 6.25%, 06/25/17, Ser.
					2002-QS8, Class A5		10,310	10,310
	5,603		5,603		Residential Accredit Loans,
					Inc., 13.90%, 10/25/17, Ser.
					2002-QS16, Class A3, FRN		6,103	6,103
	8,676		8,676		Residential Accredit Loans,
					Inc., 6.30%, 02/25/18, Ser.
					2003-QS3, Class A8, FRN		867	867
	10,670		10,670		Residential Accredit Loans,
					Inc., 13.64%, 02/25/18, Ser.
					2003-QS3, Class A2, FRN		11,420	11,420
	23,131		23,131		Residential Accredit Loans,
					Inc., 6.45%, 05/25/18, Ser.
					2003-QS9, Class A3, FRN		2,841	2,841
	5,702		5,702		Residential Accredit Loans,
					Inc., 5.00%, 06/25/18, Ser.
					2003-QS12, Class A5		1,074	1,074
	18,736		18,736		Residential Accredit Loans,
					Inc., 6.50%, 06/25/18, Ser.
					2003-QS12, Class A2A,
					FRN		2,382	2,382
	13,357		13,357		Residential Accredit Loans,
					Inc., 5.00%, 09/25/18, Ser.
					2003-QS18, Class A1		13,381	13,381
	700		700		Residential Accredit Loans,
					Inc., 7.75%, 06/25/26, Ser.
					1996-QS3, Class AI11		700	700
	229		229		Residential Accredit Loans,
					Inc., 7.00%, 03/25/28, Ser.
					1998-QS4, Class AI5		229	229
	757		757		Residential Accredit Loans,
					Inc., 7.75%, 12/25/30, Ser.
					2000-QS14, Class A4		757	757
	263		263		Residential Accredit Loans,
					Inc., 6.45%, 10/25/31, Ser.
					2001-QS14, Class A4A,
					FRN		1	1
	3,500		3,500		Residential Accredit Loans,
					Inc., 6.75%, 03/25/32, Ser.
					2002-QS3, Class A10		3,691	3,691

See unaudited notes to pro forma financial statements.

JPMorgan Bond Fund II/One Group Bond Fund Pro Forma Combined Portfolio of Investments (Amounts in thousands) (Unaudited)						June 30, 2004
JPMorgan Bond Fund II Principal Amount	One Group Bond Fund Principal Amount	Pro forma JPMorgan Core Bond Fund Principal Amount	Security Description	JPMorgan Bond Fund II Market Value	One Group Bond Fund Value	Pro forma JPMorgan Core Bond Fund Market Value

	2,037	2,037	Residential Accredit Loans,
			Inc., 6.50%, 05/25/32, Ser.
			2002-QS6, Class A10		2,048	2,048
	672	672	Residential Asset
			Securitization Trust, 8.00%,
			11/25/30, Ser. 2000-A7,
			Class A3		673	673
	2,581	2,581	Residential Asset
			Securitization Trust, 5.50%,
			01/25/34, Ser. 2003-A13,
			Class A3		2,564	2,564

See unaudited notes to pro forma financial statements.

JPMorgan Bond Fund II/One Group Bond Fund Pro Forma Combined Portfolio of Investments (Amounts in thousands) (Unaudited)						June 30, 2004
JPMorgan Bond Fund II Principal Amount	One Group Bond Fund Principal Amount	Pro forma JPMorgan Core Bond Fund Principal Amount	Security Description	JPMorgan Bond Fund II Market Value	One Group Bond Fund Value	Pro forma JPMorgan Core Bond Fund Market Value

	1,220	1,220	Residential Funding
			Mortgage, 6.00%, 03/25/09,
			Ser. 1994-S8, Class A6		1,220	1,220
	5,635	5,635	Residential Funding Mtg
			Sec I, 0.00%, 07/25/18, Ser.
			2003-S14, Class A4		4,550	4,550
	4,000	4,000	Residential Funding Mtg
			Sec I, 4.50%, 12/25/32, Ser.
			2003-S12, Class 4A5		3,948	3,948
	22,257	22,257	Residential Funding Mtg
			Sec I, 4.00%, 05/25/33, Ser.
			2003-S7, Class A17		22,169	22,169
	3,000	3,000	Residential Funding Mtg
			Sec I, 5.50%, 06/25/33, Ser.
			2003-S13, Class A3		2,836	2,836
2,927		2,927	RMAC (United Kingdom),
			1.58%, 12/12/20, Ser.
			2004-NS1A, Class A1B, FRN, #	2,927		2,927
	195	195	Rural Housing Trust,
			7.33%, 04/01/26, Ser. 3,
			Class B		197	197
	2,555	2,555	Salomon Brothers Mortgage
			Securities Trust, 0.00%,
			12/25/18, Ser. 2003-UP2,
			Class PO1		2,169	2,169
	159	159	Salomon Brothers Mortgage
			Securities Trust, 8.00%,
			09/25/30, Ser. 2000-UP1,
			Class A2		165	165
	7,500	7,500	Structured Adjustable Rate
			Mortgage Loan, 5.02%,
			06/25/34, Ser. 2004-6, Class
			5A4		7,045	7,045
	969	969	Structured Asset Securities
			Corp., 6.85%, 02/25/31,
			Ser. 2001-1, Class 1A8		971	971
	1,128	1,128	Structured Asset Securities
			Corp., 0.00%, 05/25/32, Ser.
			2002-10H, Class 1AP		894	894
	3,129	3,129	Vendee Mortgage Trust,
			6.50%, 02/15/13, Ser.
			1994-1, Class 2J		3,260	3,260
	4,451	4,451	Vendee Mortgage Trust,
			5.63%, 02/15/24, Ser.
			1994-1, Class 1		4,492	4,492
	5,257	5,257	Vendee Mortgage Trust,
			6.75%, 02/15/26, Ser.
			1996-1, Class 1Z		5,444	5,444
	3,684	3,684	Vendee Mortgage Trust,
			6.75%, 06/15/26, Ser.
			1996-2, Class 1Z		3,931	3,931
	7,786	7,786	Vendee Mortgage Trust,
			7.50%, 02/15/27, Ser.
			1997-1, Class 2Z		8,647	8,647
	11,000	11,000	Vendee Mortgage Trust,
			7.00%, 09/15/27, Ser.
			1998-1, Class 2E		11,395	11,395
	1,832	1,832	Washington Mutual
			Financial, 0.00%, 10/25/18,
			Ser. 2003-S10, Class A6		1,286	1,286
	4,000	4,000	Washington Mutual
			Mortgage Securities Corp.,
			4.50%, 09/25/18, Ser.
			2003-S8, Class A6		3,707	3,707
	4,000	4,000	Washington Mutual
			Mortgage Securities Corp.,
			3.03%, 08/25/33, Ser.
			2003-AR7, Class A6		3,824	3,824
	2,931	2,931	Washington Mutual
			Mortgage Securities Corp.,
			.00%, 10/25/33, Ser.
			2003-S9, Class P		1,921	1,921
	2,500	2,500	Wells Fargo Mortgage
			Backed Securities Trust,
			4.50%, 08/25/18, Ser.		2,322	2,322
			2003-8, Class A9
	4,078	4,078	Wells Fargo Mortgage
			Backed Securities Trust,
			.00%, 10/25/18, Ser.
			2003-11, Class 1APO		3,175	3,175
	5,000	5,000	Wells Fargo Mortgage
			Backed Securities Trust,
			4.50%, 11/25/18, Ser.
			2003-13, Class A7		4,638	4,638
				59,914	2,826,647	2,886,561

Mortgage Backed Pass-Through Securities (7.7%)
	1,416	1,416	Federal Home Loan
			Mortgage Corp., 6.50%,
			05/01/09, Gold Pool
			G11216		1,499	1,499
	1,789	1,789	Federal Home Loan
			Mortgage Corp., 7.50%,
			09/01/10, Gold Pool E62448		1,902	1,902
	1,380	1,380	Federal Home Loan
			Mortgage Corp., 7.50%,
			04/01/11, Gold Pool E65441		1,471	1,471
	1,472	1,472	Federal Home Loan
			Mortgage Corp., 7.50%,
			10/01/14, Gold Pool
			G11169		1,565	1,565

See unaudited notes to pro forma financial statements.

JPMorgan Bond Fund II/One Group Bond Fund Pro Forma Combined Portfolio of Investments (Amounts in thousands) (Unaudited)						June 30, 2004
JPMorgan Bond Fund II Principal Amount	One Group Bond Fund Principal Amount	Pro forma JPMorgan Core Bond Fund Principal Amount	Security Description	JPMorgan Bond Fund II Market Value	One Group Bond Fund Value	Pro forma JPMorgan Core Bond Fund Market Value

	187	187	Federal Home Loan
			Mortgage Corp., 12.00%,
			08/01/15, Pool 170269		210	210
	990	990	Federal Home Loan
			Mortgage Corp., 7.50%,
			11/01/15, Gold Pool E99747		1,055	1,055
	506	506	Federal Home Loan
			Mortgage Corp., 8.50%,
			11/01/15, Gold Pool E81720		544	544
	1	1	Federal Home Loan
			Mortgage Corp., 7.50%,
			07/01/16, Pool 274081		1	1

See unaudited notes to pro forma financial statements.

JPMorgan Bond Fund II/One Group Bond Fund Pro Forma Combined Portfolio of Investments (Amounts in thousands) (Unaudited)						June 30, 2004
JPMorgan Bond Fund II Principal Amount	One Group Bond Fund Principal Amount	Pro forma JPMorgan Core Bond Fund Principal Amount	Security Description	JPMorgan Bond Fund II Market Value	One Group Bond Fund Value	Pro forma JPMorgan Core Bond Fund Market Value

	936	936	Federal Home Loan
			Mortgage Corp., 6.50%,
			08/01/16, Gold Pool E85156		990	990
	953	953	Federal Home Loan
			Mortgage Corp., 7.00%,
			04/01/17, Gold Pool E89332		1,011	1,011
	1,170	1,170	Federal Home Loan
			Mortgage Corp., 5.50%,
			06/01/17, Gold Pool E01173		1,198	1,198
	1,052	1,052	Federal Home Loan
			Mortgage Corp., 6.50%,
			11/01/17, Gold Pool E01277		1,112	1,112
	1,183	1,183	Federal Home Loan
			Mortgage Corp., 6.50%,
			12/01/17, Gold Pool E01312		1,250	1,250
	1,415	1,415	Federal Home Loan
			Mortgage Corp., 6.00%,
			04/01/18, Gold Pool E01403		1,476	1,476
	9,351	9,351	Federal Home Loan
			Mortgage Corp., 4.00%,
			08/01/18, Gold Pool E01424		8,929	8,929
	2,664	2,664	Federal Home Loan
			Mortgage Corp., 4.50%,
			08/01/18, Gold Pool E97838		2,610	2,610
	841	841	Federal Home Loan
			Mortgage Corp., 3.15%,
			07/01/19, Pool 846489,
			FRN		860	860
	74	74	Federal Home Loan
			Mortgage Corp., 12.00%,
			07/01/19, Pool 555238		83	83
	11,644	11,644	Federal Home Loan
			Mortgage Corp., 6.50%,
			11/01/22, Gold Pool
			G30234		12,212	12,212
	3,525	3,525	Federal Home Loan
			Mortgage Corp., 6.00%,
			12/01/22, Gold Pool C90600		3,642	3,642
	892	892	Federal Home Loan
			Mortgage Corp., 3.46%,
			04/01/30, Pool 846812,
			FRN		921	921
	778	778	Federal Home Loan
			Mortgage Corp., 7.00%,
			07/01/32, Gold Pool C68485		821	821
	1,773	1,773	Federal Home Loan
			Mortgage Corp., 7.00%,
			08/01/32, Gold Pool
			G01448		1,871	1,871
	8,420	8,420	Federal Home Loan
			Mortgage Corp., 5.50%,
			10/01/33, Gold Pool A13625		8,412	8,412
	2,123	2,123	Federal Home Loan
			Mortgage Corp., 6.00%,
			12/01/33, Gold Pool A16107		2,171	2,171
	4,102	4,102	Federal Home Loan
			Mortgage Corp., 6.00%,
			01/01/34, Gold Pool A17537		4,196	4,196
27,500		27,500	Federal Home Loan
			Mortgage Corp., 5.50%,
			07/15/34, Gold Pool, TBA	27,371		27,371
30,000		30,000	Federal Home Loan
			Mortgage Corp., 6.00%,
			07/15/34, Gold Pool, TBA	30,628		30,628
	732	732	Federal National Mortgage
			Association, 6.50%,
			04/01/09, Pool 190760		776	776
	1,560	1,560	Federal National Mortgage
			Association, 6.50%,
			04/01/09, Pool 190831		1,654	1,654
	999	999	Federal National Mortgage
			Association, 5.50%,
			06/01/12, Pool 254368		1,030	1,030
	2,369	2,369	Federal National Mortgage
			Association, 8.00%,
			11/01/12, Pool 535710		2,533	2,533
	1,349	1,349	Federal National Mortgage
			Association, 5.50%,
			05/01/13, Pool 254774		1,400	1,400
	939	939	Federal National Mortgage
			Association, 6.00%,
			02/01/14, Pool 190632		975	975
	533	533	Federal National Mortgage
			Association, 8.00%,
			11/01/15, Pool 535852		569	569
	205	205	Federal National Mortgage
			Association, 12.50%,
			01/01/16, Pool 303306		234	234
	1,395	1,395	Federal National Mortgage
			Association, 6.00%,
			06/01/16, Pool 583745		1,456	1,456
	3,161	3,161	Federal National Mortgage
			Association, 5.00%,
			12/01/16, Pool 615017		3,184	3,184
	4,119	4,119	Federal National Mortgage
			Association, 5.50%,
			03/01/17, Pool 638411		4,218	4,218
	1,844	1,844	Federal National Mortgage
			Association, 6.50%,
			03/01/17, Pool 627139		1,950	1,950

See unaudited notes to pro forma financial statements.

JPMorgan Bond Fund II/One Group Bond Fund Pro Forma Combined Portfolio of Investments (Amounts in thousands) (Unaudited)						June 30, 2004
JPMorgan Bond Fund II Principal Amount	One Group Bond Fund Principal Amount	Pro forma JPMorgan Core Bond Fund Principal Amount	Security Description	JPMorgan Bond Fund II Market Value	One Group Bond Fund Value	Pro forma JPMorgan Core Bond Fund Market Value

	1,512	1,512	Federal National Mortgage
			Association, 7.00%,
			03/01/17, Pool 649312		1,608	1,608
	1,415	1,415	Federal National Mortgage
			Association, 7.00%,
			03/01/17, Pool 627140		1,504	1,504
	1,108	1,108	Federal National Mortgage
			Association, 7.50%,
			03/01/17, Pool 637095		1,183	1,183
	4	4	Federal National Mortgage
			Association, 7.00%,
			04/01/17, Pool 44699		5	5
	300	300	Federal National Mortgage
			Association, 7.00%,
			04/01/17, Pool 635028		318	318

See unaudited notes to pro forma financial statements.

JPMorgan Bond Fund II/One Group Bond Fund Pro Forma Combined Portfolio of Investments (Amounts in thousands) (Unaudited)						June 30, 2004
JPMorgan Bond Fund II Principal Amount	One Group Bond Fund Principal Amount	Pro forma JPMorgan Core Bond Fund Principal Amount	Security Description	JPMorgan Bond Fund II Market Value	One Group Bond Fund Value	Pro forma JPMorgan Core Bond Fund Market Value

	1,609	1,609	Federal National Mortgage
			Association, 7.00%,
			05/01/17, Pool 254353		1,710	1,710
	1,082	1,082	Federal National Mortgage
			Association, 7.00%,
			06/01/17, Pool 650505		1,150	1,150
	961	961	Federal National Mortgage
			Association, 7.00%,
			06/01/17, Pool 644053		1,021	1,021
	1,937	1,937	Federal National Mortgage
			Association, 6.00%,
			05/01/18, Pool 254786		2,021	2,021
	354	354	Federal National Mortgage
			Association, 9.00%,
			05/01/18, Pool 426836		399	399
	97	97	Federal National Mortgage
			Association, 3.12%,
			01/01/19, Pool 70226, FRN		98	98
	305	305	Federal National Mortgage
			Association, 2.98%,
			03/01/19, Pool 116612,
			FRN		311	311
	1,945	1,945	Federal National Mortgage
			Association, 10.90%,
			04/15/19, Pool 458096		2,198	2,198
	15,696	15,696	Federal National Mortgage
			Association, 6.50%,
			12/01/22, Pool 555791		16,446	16,446
	155	155	Federal National Mortgage
			Association, 7.00%,
			01/01/24, Pool 50966		165	165
	527	527	Federal National Mortgage
			Association, 9.00%,
			04/01/25, Pool 552737		593	593
	338	338	Federal National Mortgage
			Association, 9.00%,
			12/01/25, Pool 550292		380	380
	927	927	Federal National Mortgage
			Association, 7.00%,
			04/01/26, Pool 399269		985	985
	97	97	Federal National Mortgage
			Association, 9.00%,
			04/01/26, Pool 446278		109	109
	1,251	1,251	Federal National Mortgage
			Association, 3.58%,
			09/01/27, Pool 54844, FRN		1,280	1,280
	1,312	1,312	Federal National Mortgage
			Association, 8.00%,
			06/01/28, Pool 535183		1,436	1,436
	348	348	Federal National Mortgage
			Association, 9.50%,
			07/01/28, Pool 457268		395	395
	685	685	Federal National Mortgage
			Association, 6.00%,
			12/01/28, Pool 455759		703	703
	2,105	2,105	Federal National Mortgage
			Association, 6.00%,
			01/01/29, Pool 252211		2,160	2,160
	1,320	1,320	Federal National Mortgage
			Association, 7.00%,
			01/01/29, Pool 459097		1,398	1,398
	1,277	1,277	Federal National Mortgage
			Association, 4.05%,
			03/01/29, Pool 303532,
			FRN		1,308	1,308
	2,421	2,421	Federal National Mortgage
			Association, 6.50%,
			08/01/31, Pool 598559		2,555	2,555
	1,281	1,281	Federal National Mortgage
			Association, 7.00%,
			06/01/32, Pool 649734		1,353	1,353
	3,966	3,966	Federal National Mortgage
			Association, 7.00%,
			08/01/32, Pool 649624		4,206	4,206
	833	833	Federal National Mortgage
			Association, 6.00%,
			08/01/17, Pool 666358		870	870
	1,093	1,093	Federal National Mortgage
			Association, 6.50%,
			08/01/17, Pool 653148		1,155	1,155
	2,874	2,874	Federal National Mortgage
			Association, 5.50%,
			09/01/17, Pool 665775		2,943	2,943
	1,866	1,866	Federal National Mortgage
			Association, 7.00%,
			09/01/17, Pool 672400		1,984	1,984
	1,578	1,578	Federal National Mortgage
			Association, 6.00%,
			11/01/17, Pool 668811		1,647	1,647
	1,025	1,025	Federal National Mortgage
			Association, 6.50%,
			11/01/17, Pool 668821		1,084	1,084
	1,810	1,810	Federal National Mortgage
			Association, 5.00%,
			06/01/18, Pool 709877		1,817	1,817
	1,614	1,614	Federal National Mortgage
			Association, 5.00%,
			11/01/18, Pool 740462		1,621	1,621
	3,927	3,927	Federal National Mortgage
			Association, 4.50%,
			03/01/19, Pool 742078		3,845	3,845

See unaudited notes to pro forma financial statements.

JPMorgan Bond Fund II/One Group Bond Fund Pro Forma Combined Portfolio of Investments (Amounts in thousands) (Unaudited)						June 30, 2004
JPMorgan Bond Fund II Principal Amount	One Group Bond Fund Principal Amount	Pro forma JPMorgan Core Bond Fund Principal Amount	Security Description	JPMorgan Bond Fund II Market Value	One Group Bond Fund Value	Pro forma JPMorgan Core Bond Fund Market Value

51,000		51,000	Federal National Mortgage
			Association, 5.00%,
			07/25/19, TBA	51,048		51,048
	880	880	Federal National Mortgage
			Association, 7.43%,
			8/1/2020		888	888
	1,295	1,295	Federal National Mortgage
			Association, 8.00%,
			03/01/27, Pool 689977		1,417	1,417
	820	820	Federal National Mortgage
			Association, 8.00%,
			06/01/27, Pool 695533		898	898
	2,490	2,490	Federal National Mortgage
			Association, 8.00%,
			09/01/28, Pool 756024		2,724	2,724

See unaudited notes to pro forma financial statements.

JPMorgan Bond Fund II/One Group Bond Fund Pro Forma Combined Portfolio of Investments (Amounts in thousands) (Unaudited)						June 30, 2004
JPMorgan Bond Fund II Principal Amount	One Group Bond Fund Principal Amount	Pro forma JPMorgan Core Bond Fund Principal Amount	Security Description	JPMorgan Bond Fund II Market Value	One Group Bond Fund Value	Pro forma JPMorgan Core Bond Fund Market Value

	7,803	7,803	Federal National Mortgage
			Association, 8.00%,
			11/01/28, Pool 755973		8,521	8,521
	2,981	2,981	Federal National Mortgage
			Association, 6.00%,
			12/01/32, Pool 675555		3,049	3,049
	1,070	1,070	Federal National Mortgage
			Association, 7.00%,
			02/01/33, Pool 653815		1,132	1,132
	969	969	Federal National Mortgage
			Association, 6.00%,
			03/01/33, Pool 674349		990	990
	1,229	1,229	Federal National Mortgage
			Association, 6.00%,
			03/01/33, Pool 695584		1,257	1,257
	1,299	1,299	Federal National Mortgage
			Association, 6.00%,
			03/01/33, Pool 688655		1,329	1,329
	1,389	1,389	Federal National Mortgage
			Association, 6.00%,
			03/01/33, Pool 688625		1,420	1,420
	1,893	1,893	Federal National Mortgage
			Association, 6.00%,
			09/01/33, Pool 737825		1,936	1,936
	2,872	2,872	Federal National Mortgage
			Association, 6.00%,
			09/01/33, Pool 752786		2,938	2,938
	14,386	14,386	Federal National Mortgage
			Association, 5.50%,
			12/01/33, Pool 725017		14,363	14,363
	1,680	1,680	Federal National Mortgage
			Association, 5.50%,
			01/01/34, Pool 759424		1,677	1,677
	1,495	1,495	Federal National Mortgage
			Association, 5.50%,
			03/01/34, Pool 751341		1,490	1,490
44,700		44,700	Federal National Mortgage
			Association, 5.50%,
			07/25/34, TBA	44,477		44,477
28,900		28,900	Federal National Mortgage
			Association, 6.00%,
			07/25/34, TBA	29,496		29,496
39,500		39,500	Federal National Mortgage
			Association, 6.00%,
			08/25/34, TBA	40,154		40,154
	63	63	Government National
			Mortgage Association,
			8.50%, 07/15/08, Pool
			23594		68	68
	5,348	5,348	Government National
			Mortgage Association,
			8.00%, 01/15/16, Pool
			781570		5,654	5,654
	39	39	Government National
			Mortgage Association,
			9.00%, 12/15/16, Pool
			190923		44	44
	1,446	1,446	Government National
			Mortgage Association,
			6.50%, 06/15/17, Pool
			589297		1,533	1,533
	876	876	Government National
			Mortgage Association,
			6.50%, 12/15/17, Pool
			603460		929	929
	271	271	Government National
			Mortgage Association,
			8.00%, 09/15/22, Pool
			297628		299	299
	116	116	Government National
			Mortgage Association,
			7.50%, 11/15/22, Pool
			313110		126	126
	29	29	Government National
			Mortgage Association,
			7.50%, 03/15/23, Pool
			345288		31	31
	665	665	Government National
			Mortgage Association,
			8.50%, 05/20/25, Pool 2006		734	734
	72	72	Government National
			Mortgage Association,
			8.00%, 12/20/25, Pool 2141		79	79
	258	258	Government National
			Mortgage Association,
			8.00%, 06/20/26, Pool 2234		283	283
	150	150	Government National
			Mortgage Association,
			8.00%, 08/20/26, Pool 2270		164	164
	173	173	Government National
			Mortgage Association,
			8.00%, 09/20/26, Pool 2285		190	190
	218	218	Government National
			Mortgage Association,
			8.00%, 11/20/26, Pool 2324		239	239
	346	346	Government National
			Mortgage Association,
			8.00%, 10/20/27, Pool 2499		379	379
	326	326	Government National
			Mortgage Association,
			8.00%, 11/20/27, Pool 2512		357	357

See unaudited notes to pro forma financial statements.

JPMorgan Bond Fund II/One Group Bond Fund Pro Forma Combined Portfolio of Investments (Amounts in thousands) (Unaudited)						June 30, 2004
JPMorgan Bond Fund II Principal Amount	One Group Bond Fund Principal Amount	Pro forma JPMorgan Core Bond Fund Principal Amount	Security Description	JPMorgan Bond Fund II Market Value	One Group Bond Fund Value	Pro forma JPMorgan Core Bond Fund Market Value

	165	165	Government National
			Mortgage Association,
			8.00%, 12/20/27, Pool 2525		181	181
	548	548	Government National
			Mortgage Association,
			7.50%, 02/20/28, Pool 2549		591	591
	981	981	Government National
			Mortgage Association,
			6.50%, 03/15/28, Pool
			554108		1,028	1,028
	33	33	Government National
			Mortgage Association,
			8.00%, 05/15/28, Pool
			456883		36	36
	21	21	Government National
			Mortgage Association,
			8.00%, 05/15/28, Pool
			476291		23	23

See unaudited notes to pro forma financial statements.

JPMorgan Bond Fund II/One Group Bond Fund Pro Forma Combined Portfolio of Investments (Amounts in thousands) (Unaudited)						June 30, 2004
JPMorgan Bond Fund II Principal Amount	One Group Bond Fund Principal Amount	Pro forma JPMorgan Core Bond Fund Principal Amount	Security Description	JPMorgan Bond Fund II Market Value	One Group Bond Fund Value	Pro forma JPMorgan Core Bond Fund Market Value

	105	105	Government National
			Mortgage Association,
			8.00%, 05/15/28, Pool
			460372		116	116
	122	122	Government National
			Mortgage Association,
			7.50%, 07/15/28, Pool
			481872		132	132
	61	61	Government National
			Mortgage Association,
			8.00%, 07/15/28, Pool
			468066		66	66
	108	108	Government National
			Mortgage Association,
			8.00%, 08/15/28, Pool
			468149		119	119
	436	436	Government National
			Mortgage Association,
			7.50%, 09/15/28, Pool
			486537		471	471
	993	993	Government National
			Mortgage Association,
			7.50%, 09/20/28, Pool 2646		1,070	1,070
	173	173	Government National
			Mortgage Association,
			8.00%, 09/20/28, Pool 2647		189	189
	584	584	Government National
			Mortgage Association,
			6.50%, 10/15/28, Pool
			486631		612	612
	164	164	Government National
			Mortgage Association,
			9.00%, 10/15/30, Pool
			479674		181	181
	678	678	Government National
			Mortgage Association,
			7.50%, 11/15/31, Pool
			553979		731	731
	1,826	1,826	Government National
			Mortgage Association,
			6.50%, 07/15/32, Pool
			591882		1,911	1,911
	2,729	2,729	Government National
			Mortgage Association,
			6.50%, 02/15/33, Pool
			607645		2,857	2,857
	1,200	1,200	Government National
			Mortgage Association,
			7.00%, 02/15/33, Pool
			607724		1,276	1,276
	1,823	1,823	Government National
			Mortgage Association,
			6.50%, 04/15/33, Pool
			604209		1,909	1,909
	3,706	3,706	Government National
			Mortgage Association,
			7.00%, 06/15/33, Pool
			781614		3,980	3,980
28,900		28,900	Government National
			Mortgage Association,
			5.50%, 07/15/34, TBA	28,846		28,846
32,000		32,000	Government National
			Mortgage Association,
			6.00%, 07/15/34	32,760		32,760
				284,780	222,572	507,352

Total Residential Mortgage Backed Securities (Cost $3,395,878)				344,694	3,049,219	3,393,913

Commercial Mortgage Backed Securities (0.1%)
9,300		9,300	Capital One Multi-Asset
			Execution Trust, 2.49%,
			12/15/10, Ser. 2003-A, FRN,
			#	9,614		9,614
25		25	Morgan Stanley Dean
			Witter Capital I, 5.98%,
			01/15/39, Ser. 2002-TOP7,
			Class A2	26		26
Total Commercial Mortgage Backed Securities (Cost $9,610)				9,640		9,640

Asset Backed Securities (4.1%)
3,500		3,500	American Express Credit
			Account Master Trust,
			1.59%, 12/15/08, Ser.
			2001-6, Class B, FRN	3,512		3,512
3,380		3,380	American Express Credit
			Account Master Trust,
			1.35%, 09/15/09, Ser.
			2002-1, Class A, FRN	3,386		3,386
	3,400	3,400	American Express Credit
			Account Master Trust,
			4.35%, 12/15/11, Ser.
			2004-3, Class A		3,403	3,403
	1,000	1,000	Americredit Automobil
			Receivables Trust,, 2.72%,
			1/6/2010		989	989
1,245		1,245	AmeriCredit Automobile
			Receivables Trust, 2.75%,
			10/06/07, Ser. 2003-CF,
			Class A3	1,245		1,245

See unaudited notes to pro forma financial statements.

JPMorgan Bond Fund II/One Group Bond Fund Pro Forma Combined Portfolio of Investments (Amounts in thousands) (Unaudited)						June 30, 2004
JPMorgan Bond Fund II Principal Amount	One Group Bond Fund Principal Amount	Pro forma JPMorgan Core Bond Fund Principal Amount	Security Description	JPMorgan Bond Fund II Market Value	One Group Bond Fund Value	Pro forma JPMorgan Core Bond Fund Market Value

4,475		4,475	AmeriCredit Automobile
			Receivables Trust, 1.37%,
			12/06/07, Ser. 2003-DM,
			Class A3B, FRN	4,486		4,486
	7,100	7,100	AmeriCredit Automobile
			Receivables Trust, 4.41%,
			11/12/08, Ser. 2001-D,
			Class A4		7,219	7,219
	3,075	3,075	Americredit Automobile
			Receivables Trust, 4.61%,
			1/12/2009		3,140	3,140
	2,000	2,000	Americredit Automobile
			Receivables Trust, 3.40%,
			4/13/2009		2,009	2,009
1,985		1,985	AmeriCredit Automobile
			Receivables Trust, 3.48%,
			05/06/10, Ser. 2003-CF,
			Class A4	1,985		1,985

See unaudited notes to pro forma financial statements.

JPMorgan Bond Fund II/One Group Bond Fund Pro Forma Combined Portfolio of Investments (Amounts in thousands) (Unaudited)						June 30, 2004
JPMorgan Bond Fund II Principal Amount	One Group Bond Fund Principal Amount	Pro forma JPMorgan Core Bond Fund Principal Amount	Security Description	JPMorgan Bond Fund II Market Value	One Group Bond Fund Value	Pro forma JPMorgan Core Bond Fund Market Value

2,400		2,400	AmeriCredit Automobile
			Receivables Trust, 2.84%,
			08/06/10, Ser. 2003-DM,
			Class A4	2,364		2,364
	3,700	3,700	Americredit Automobile
			Recievables Trust, 5.01%,
			7/14/2008		3,790	3,790
5,740		5,740	Capital Auto Receivables
			Asset Trust, 1.28%,
			02/15/07, Ser. 2003-2, Class
			A3B, FRN	5,741		5,741
3,710		3,710	Capital Auto Receivables
			Asset Trust, 1.96%,
			01/15/09, Ser. 2003-2, Class
			A4A	3,588		3,588
	2,230	2,230	Capital One Auto Finance
			Trust, 5.40%, 05/15/08		2,281	2,281
1,340		1,340	Capital One Auto Finance
			Trust, 3.18%, 09/15/10, Ser.
			2003-B, Class A4	1,319		1,319
3,450		3,450	Capital One Auto Finance
			Trust, 1.20%, 03/15/11, Ser.
			2004-A, Class A4, FRN	3,450		3,450
3,400		3,400	Capital One Master Trust,
			2.04%, 08/15/08, Ser.
			2000-4, Class C, FRN, #	3,406		3,406
	2,400	2,400	Capital One Master Trust,
			5.30%, 06/15/09, Ser.
			2001-5, Class A		2,504	2,504
6,355		6,355	Capital One Multi-Asset
			Execution Trust, 3.65%,
			07/15/11, Ser. 2003-A4,
			Class A4	6,221		6,221
1,540		1,540	CARSS Finance Limited
			Partnership, 2.19%,
			01/15/11, Ser. 2004-A, Class
			B2	1,536		1,536
920		920	Carss Finance LP
			(Cayman Islands), 1.52%,
			01/15/11, Ser. 2004-A, Class
			B1, FRN, #	920		920
	5,992	5,992	Chase Funding Loan
			Acquisition Trust, 6.86%,
			1/25/1932		6,046	6,046
4,900		4,900	Citibank Credit Card
			Issuance Trust, 2.55%,
			03/20/08, Ser. 2003-C2,
			Class C2, FRN	4,950		4,950
11,250		11,250	Citibank Credit Card
			Issuance Trust, 6.88%,
			11/16/09, Ser. 2000-A3,
			Class A3	12,341		12,341
	8,735	8,735	Citibank Credit Card
			Issuance Trust, 6.95%,
			2/18/2014		9,497	9,497
3,470		3,470	Citigroup Mortgage Loan
			Trust, Inc., 1.68%, 12/25/33,
			Ser. 2003-HE3, Class A,
			FRN	3,482		3,482
	6,300	6,300	Conseco Finance, 7.27%,
			6/15/1932		6,547	6,547
2,285		2,285	Countrywide Asset-Backed
			Certificates, 3.61%,
			04/25/30, Ser. 2003-5, Class
			AF3	2,277		2,277
2,070		2,070	Countrywide Asset-Backed
			Certificates, 5.41%,
			01/25/34, Ser. 2003-5, Class
			MF1	2,037		2,037
1,290		1,290	Countrywide Asset-Backed
			Certificates, 1.80%,
			03/25/34, Ser. 2004-1, Class
			M1, FRN	1,295		1,295
1,060		1,060	Countrywide Asset-Backed
			Certificates, 1.85%,
			03/25/34, Ser. 2004-1, Class
			M2, FRN	1,063		1,063
2,772		2,772	Countrywide Asset-Backed
			Certificates, 1.58%,
			04/25/34, Ser. 2004-1, Class
			3A, FRN	2,776		2,776
1,205		1,205	Daimler Chrysler Auto
			Trust, 2.88%, 10/08/09, Ser.
			2003-A, Class A4	1,197		1,197
3,580		3,580	Discover Card Master
			Trust I, 1.29%, 05/16/07,
			Ser. 2002-5, Class A, FRN	3,581		3,581
7,165		7,165	Honda Auto Receivables
			Owner Trust, 2.48%,
			07/18/08, Ser. 2003-1, Class
			A4	7,103		7,103
	1,199	1,199	Household Automotive
			Trust, 7.16%, 05/17/07, Ser.
			2000-3, Class A4		1,232	1,232
	3,900	3,900	Household Automotive
			Trust, 4.37%, 12/17/08, Ser.
			2001-3, Class A4		3,965	3,965
9,636		9,636	Long Beach Mortgage Loan
			Trust, 1.62%, 07/25/33, Ser.
			2003-3, Class A, FRN	9,649		9,649

See unaudited notes to pro forma financial statements.

JPMorgan Bond Fund II/One Group Bond Fund Pro Forma Combined Portfolio of Investments (Amounts in thousands) (Unaudited)						June 30, 2004
JPMorgan Bond Fund II Principal Amount	One Group Bond Fund Principal Amount	Pro forma JPMorgan Core Bond Fund Principal Amount	Security Description	JPMorgan Bond Fund II Market Value	One Group Bond Fund Value	Pro forma JPMorgan Core Bond Fund Market Value

2,200		2,200	Long Beach Mortgage Loan
			Trust, 1.98%, 08/25/33, Ser.
			2003-4, Class M1, FRN	2,216		2,216
6,918		6,918	Long Beach Mortgage Loan
			Trust, 1.60%, 02/25/34, Ser.
			2004-1, Class A3, FRN	6,923		6,923
1,980		1,980	Long Beach Mortgage Loan
			Trust, 1.80%, 02/25/34, Ser.
			2004-1, Class M1, FRN	1,985		1,985
1,340		1,340	Long Beach Mortgage Loan
			Trust, 1.85%, 02/25/34, Ser.
			2004-1, Class M2, FRN	1,342		1,342
1,500		1,500	Long Beach Mortgage Loan
			Trust, 1.41%, 07/25/34, Ser.
			2004-3, Class A3, FRN	1,499		1,499
1,500		1,500	Long Beach Mortgage Loan
			Trust, 1.72%, 07/25/34, Ser.
			2004-3, Class M1, FRN	1,500		1,500

See unaudited notes to pro forma financial statements.

JPMorgan Bond Fund II/One Group Bond Fund Pro Forma Combined Portfolio of Investments (Amounts in thousands) (Unaudited)						June 30, 2004
JPMorgan Bond Fund II Principal Amount	One Group Bond Fund Principal Amount	Pro forma JPMorgan Core Bond Fund Principal Amount	Security Description	JPMorgan Bond Fund II Market Value	One Group Bond Fund Value	Pro forma JPMorgan Core Bond Fund Market Value

1,655		1,655	M&I Auto Loan Trust,
			2.97%, 04/20/09, Ser.
			2003-1, Class A4	1,634		1,634
	2,300	2,300	MBNA Credit Card Master
			Note Trust, 2.94%, 06/15/12,
			Ser. 2003-C1, Class C1,
			FRN		2,444	2,444
3,000		3,000	MBNA Credit Card Master
			Note Trust, 2.39%, 12/15/13,
			Ser. 2001-C2, Class C2,
			FRN, #	3,076		3,076
	5,505	5,505	MBNA Credit Card Master
			Note Trust, 6.80%, 07/15/14,
			Ser. 2002-C1, Class C1		5,943	5,943
9,900		9,900	MBNA Master Credit Card
			Trust, 6.80%, 04/16/07,
			Ser. 1999-M, Class B	10,078		10,078
9,980		9,980	MBNA Master Credit Card
			Trust, 5.75%, 10/15/08,
			Ser. 2001-A1, Class A1	10,474		10,474
	3,500	3,500	MBNA Master Credit Card
			Trust, 8.40%, 09/15/09, Ser.
			2000-D, Class C #		3,909	3,909
3,000		3,000	MBNA Master Credit Card
			Trust USA, 3.30%, 07/15/10	2,943		2,943
	4,000	4,000	MBNA Master Credit Card
			Trust, 7.85%, 02/15/12, Ser.
			1999-J, Class C #		4,559	4,559
2,775		2,775	Morgan Stanley Auto Loan
			Trust, 2.17%, 04/15/11, Ser.
			2003-HB1, Class A2	2,713		2,713
2,670		2,670	Onyx Acceptance Grantor
			Trust, 2.66%, 05/17/10, Ser.
			2003-C, Class A4	2,618		2,618
3,229		3,229	Option One Mortgage Loan
			Trust, 1.72%, 02/25/33, Ser.
			2003-1, Class A2, FRN	3,240		3,240
	5,536	5,536	Residential Asset Mortgage
			Products, Inc., 6.29%,
			10/25/31, Ser. 2001-RS3,
			Class AI4		5,625	5,625
1,575		1,575	Residential Asset
			Securities Corp., 1.55%,
			07/25/32, Ser. 2002-KS4,
			Class AIIB, FRN	1,575		1,575
3,575		3,575	Residential Asset
			Securities Corp., 1.59%,
			07/25/33, Ser. 2003-KS5,
			Class AIIB, FRN	3,578		3,578
3,126		3,126	Residential Asset
			Securities Corp., 1.62%,
			11/25/33, Ser. 2003-KS9,
			Class A2B, FRN	3,130		3,130
500		500	Sears Credit Account
			Master Trust, 5.25%,
			10/16/08, Ser. 1998-2, Class
			A	503		503
7,290		7,290	SLM Student Loan Trust,
			1.57%, 12/15/12, Ser.
			2003-12, Class A2, FRN	7,293		7,293
5,605		5,605	SLM Student Loan Trust,
			2.99%, 12/15/22, Ser.
			2003-11, Class A5, #	5,556		5,556
2,215		2,215	Triad Auto Receivables
			Owner Trust, 3.20%,
			12/13/10, Ser. 2003-B, Class
			A4	2,180		2,180
5,000		5,000	Volkswagen Auto Loan
			Enhanced Trust, 1.49%,
			05/21/07, Ser. 2003-1, Class
			A3	4,947		4,947
2,615		2,615	Volkswagen Auto Loan
			Enhanced Trust, 2.94%,
			03/22/10, Ser. 2003-2, Class
			A4	2,574		2,574
2,687		2,687	Wachovia Asset
			Securitization, Inc., 1.73%,
			12/25/32, Ser. 2002-HE2,
			Class A, FRN	2,697		2,697
6,185		6,185	Wachovia Asset
			Securitization, Inc., 1.55%,
			11/25/33, Ser. 2003-HE3,
			Class A, FRN	6,181		6,181
	4,700	4,700	WFS Financial Owner
			Trust, 4.50%, 02/20/10, Ser.
			2002-2, Class A4, SUB		4,803	4,803
2,110	2,945		WFS Financial Owner
			Trust, 3.15%, 05/20/11, Ser.
			2003-4, Class A4	2,088	2,917	5,005
Total Asset Backed Securities (Cost $253,121)				189,453	82,822	272,275

Options (0.0%)^
0			Call Option on 90 Day
			Eurodollar, strike price of
			98.00, expiring 09/13/04,
			European Style.	58		58
0			Call Option on 90 Day
			Eurodollar, strike price of
			98.13, expiring 09/13/04,
			European Style.	11		11

See unaudited notes to pro forma financial statements.

JPMorgan Bond Fund II/One Group Bond Fund Pro Forma Combined Portfolio of Investments (Amounts in thousands) (Unaudited)						June 30, 2004
JPMorgan Bond Fund II Principal Amount	One Group Bond Fund Principal Amount	Pro forma JPMorgan Core Bond Fund Principal Amount	Security Description	JPMorgan Bond Fund II Market Value	One Group Bond Fund Value	Pro forma JPMorgan Core Bond Fund Market Value

28,900		28,900	Put Option on FNMA, 30
			Year, 0.00%, 07/08/04	76		76
Total Options (Cost $325)				145		145

Commercial Paper (1.6%)
Asset Backed Securities (0.9%)
24,000		24,000	Atlantis One Funding
			Corp., 1.09%, 07/19/04	23,986		23,986
10,000		10,000	Compass Securitization
			LLC, 1.50%, 09/15/04	9,968		9,968
7,000		7,000	Giro Multi-Funding Corp.,
			1.24%, 07/20/04	6,995		6,995
7,000		7,000	Receivables Capital Corp.,
			1.23%, 07/19/04	6,995		6,995
10,000		10,000	Scaldis Capital LLC,
			1.10%, 07/07/04	9,998		9,998
				57,942		57,942

See unaudited notes to pro forma financial statements.

JPMorgan Bond Fund II/One Group Bond Fund Pro Forma Combined Portfolio of Investments (Amounts in thousands) (Unaudited)						June 30, 2004
JPMorgan Bond Fund II Principal Amount	One Group Bond Fund Principal Amount	Pro forma JPMorgan Core Bond Fund Principal Amount	Security Description	JPMorgan Bond Fund II Market Value	One Group Bond Fund Value	Pro forma JPMorgan Core Bond Fund Market Value

Banking (0.5%)
11,250		11,250	Credit Lyonnais N.A.,
			1.16%, 11/03/04	11,188		11,188
7,000		7,000	Danske Bank AS
			(Denmark), 1.12%, 07/30/04	6,994		6,994
2,265		2,265	Dexia Delaware LLC,
			1.30%, 08/02/04	2,262		2,262
7,000		7,000	Natexis Banques
			Populaires (France), 1.12%,
			08/04/04	6,992		6,992
7,500		7,500	Spintab AB (Sweden),
			1.51%, 09/15/04	7,477		7,477
				34,913		34,913

Consumer Products (0.1%)
4,790		4,790	Altria Group, Inc., 1.97%,	4,764		4,764
			10/15/04
Financial Services (0.1%)
4,000		4,000	Beta Finance, Inc., 1.18%,	3,992		3,992
			08/25/04
4,000		4,000	CC USA, Inc., 1.18%,	3,993		3,993
			08/18/04
				7,985		7,985

Total Commercial Paper (Cost $105,623)				105,604		105,604

Money Market Fund (2.8%)
82,474		82,474	JPMorgan Prime Money
			Market Fund (a)	82,474		82,474
99,396		99,396	One Group Prime Money
			Market (a)		99,396	99,396
Total Money Market Fund (Cost $181,870)				82,474	99,396	181,870

Total (Cost $6,536,412) - 100.0%				$1,186,023	$5,408,195	$6,594,218

Short-Term Securities Held as Collateral for Securities Lending
1,047,624		1,047,624	Pool of various securities for
			Bond Funds (Securities Lending)		$1,047,624	$1,047,624

^              Amount rounds to less than 0.1%.

^^            Amount rounds to less than one thousand.

#              All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers.

(a)           Affiliated money market.

(l)            Security, or portion of a security, has been delivered to counterparty as part of security lending transaction.

No adjustments are shown to the unaudited pro forma combined portfolio of investments due to the fact that upon consummation of the merger, no securities would need to be sold in order for the acquiring fund to comply with its prospectus restrictions. The foregoing sentence shall not restrict in any way the ability of the investment adviser of either of the funds from buying or selling securities in the normal course of such fund's business and operations.

See unaudited notes to pro forma financial statements.

JPMorgan Bond Fund II/One Group Bond Fund

Pro forma Combined Statement of Assets and Liabilities

as of June 30, 2004 (Unaudited)

(Amounts in Thousands, except per share data)

	JPMorgan Bond Fund II		One Group Bond Fund	Pro forma Adjustments		Pro forma Combined JPMorgan Core Bond Fund
ASSETS:
Investments in non-affiliates, at value	$1,103,549		$5,308,799			$6,412,348
Investments in affiliates, at value	82,474		99,396			181,870
Total investment securities, at value	1,186,023		5,408,195	—		6,594,218
Investments held as collateral for securities lending program	—		1,047,624			1,047,624
Cash	393		—			393
Receivables:
Investment securities sold	191,047		2,846			193,893
Fund shares sold	—	^	610			610
Interest and dividends	5,306		46,437			51,743
Unrealized apppreciation on open swap contracts	2,505		—			2,505
Prepaid expenses	—		28			28
Total Assets	1,385,274		6,505,740	—		7,891,014

LIABILITIES:
Payables:
Dividends	2,039		23,489			25,528
Investment securities purchased	475,147		—			475,147
Collateral for securities lending program	—		1,047,624			1,047,624
Fund shares redeemed	115		1,240			1,355
Variation Margin	325		—			325
Outstanding options written, at fair value	82		—			82
Unrealized depreciation on open swap contracts	3,124		—			3,124
Accrued liabilities:
Investment advisory fees	222		1,859			2,081
Administration fees	83		727			810
Shareholder servicing fees	95		—			95
Distribution fees	8		206			214
Custodian fees	34		—			34
Trustees’ fees - deferred compensation plan	56		—			56
Other	96		1,182			1,278
Total Liabilities	481,426		1,076,327	—		1,557,753
Total Net Assets	$903,848		$5,429,413	$—		$6,333,261

NET ASSETS:
Paid in capital	$896,592		$5,404,786			$6,301,378
Accumulated undistributed (overdistributed) net investment income	(888)		1,084			196
Accumulated net realized gain (loss) on investments, futures, foreign exchange transactions, written options and swaps	3,871		(28,676)			(24,805)
Net unrealized appreciation (depreciation) of investments, futures, foreign exchange translations, written options and swaps	4,273		52,219			56,492
Total Net Assets	$903,848		$5,429,413	$—		$6,333,261
Class A	$21,028		$349,290	$—		$370,318	(a)
Class B	$12,471		$98,064	$—		$110,535	(a)
Class C	$—		$79,323	$—		$79,323	(a)
Class I	$—		$4,902,736	$(4,902,736)		$—	(a)
Select	$870,349		$—	$4,902,736		$5,773,085	(a)
Total Net Assets	$903,848		$5,429,413	$—		$6,333,261
Shares of beneficial interest outstanding ($0.001 par value; unlimited number of shares authorized):
Class A	517		32,419	1,435	(b)	34,371
Class B	308		9,110	851	(b)	10,269
Class C	—		7,328	—		7,328
Class I	—		455,239	(455,239	)(b)	—
Select	21,492		—	514,559	(b)	536,051
Net Asset Value:
Class A (and redemption price)	$40.67		$10.77			$10.77
Class B *	$40.47		$10.76			$10.76
Class C *	$—		$10.82			$10.82
Class I (and redemption price)	$—		$10.77			$—
Select (and redemption price)	$40.50		$—			$10.77
Cost of investments	$1,180,436		$5,355,976			$6,536,412
Premiums received from options written	$324		$—			$324
Investments in Securities on loan, at value	$—		$1,132,741			$1,132,741

*	Redemption price may be reduced by contingent deferred sales charge.
(a)	Reflects total combined net assets due to the merger.
(b)	Reflects the adjustment to the number of shares outstanding as a result of the merger.
^	Amount rounds to less than one thousand.

See unaudited notes to pro forma financial statements.

JPMorgan Bond Fund II/One Group Bond Fund

Pro forma Combining Statement of Operations

For the twelve months ended June 30, 2004 (Unaudited)

(Amounts in Thousands)

	JPMorgan Bond Fund II	One Group Bond Fund	Pro forma Adjustments		Pro forma Combining JPMorgan Core Bond Fund
Investment Income
Interest income	$40,671	$283,282	$—		$323,953
Dividend income from affiliated investments *	1,169	782	—		1,951
Securities lending (net)	—	1,636	—		1,636
Foreign taxes withheld	(5)	—	—		(5)
Total Investment Income	41,835	285,700	—		327,535

Expenses
Investment advisory fees	3,037	32,900	(16,450	)(a)	19,487
Administration fees	1,518	8,844	(3,698	)(a)	6,664
Shareholder servicing fees	2,530	—	13,707	(a)	16,237
Distribution fees	175	3,545	(937	)(a)	2,783
Custodian fees	221	197	94	(b)	512
Interest expense	—	2	—		2
Printing and postage	37	174	(10	)(c)	201
Professional fees	167	111	(54	)(c)	224
Registration expenses	103	177	(10	)(c)	270
Transfer agent fees	123	1,604	(526	)(b)	1,201
Trustees’ fees	15	57	—		72
Other	63	306	—		369
Total expenses	7,989	47,917	(7,884)		48,022
Less: amounts waived	1,744	12,200	(7,503	)(d)	6,441
Less: earnings credits	2	—	—		2
Less: expense reimbursements	—	59	—		59
Net expenses	6,243	35,658	(381)		41,520
Net investment income (loss)	35,592	250,042	381		286,015

Realized and Unrealized Gain (Loss) on Investments
Net Realized gain (loss) on transactions from:
Investments	(9,446)	(762)	—		(10,208)
Futures	7,812	—	—		7,812
Foreign exchange contracts	(1)	—	—		(1)
Written Options	(1,040)	—	—		(1,040)
Swaps	5,523	—	—		5,523
Change in net unrealized appreciation/depreciation of:
Investments	(50,760)	(187,061)	—		(237,821)
Futures	(3,077)	—	—		(3,077)
Written Options	(780)	—	—		(780)
Swaps	(470)	—	—		(470)
Net realized and unrealized gain on investments, futures, foreign exchange transactions, written options and swaps	(52,239)	(187,823)	—		(240,062)
Net increase (decrease) in net assets from operations	$(16,647)	$62,219	$381		$45,953

* Includes reimbursement of investment advisory, administration and shareholder servicing fees:	$193	$—	$—	$193

(a)	Reflects revised Investment Advisory, Adminstration, Shareholder servicing and Distribution fees due to the adoption of the New Fee Structure, which will become effective independent of the merger.
(b)	Reflects revised contractual vendor agreements due to the proposed merger.
(c)	Reflects the elimination of duplicative fund level fees due to the proposed merger.
(d)	Reflects revised contractual expense reductions due to the adoption of the New Fee Structure and the proposed merger.

See unaudited notes to pro forma financial statements.

Unaudited Pro Forma Financial Statements

JPMorgan Bond Fund II/One Group Bond Fund

Notes to Pro Forma Financial Statements (Unaudited)

1.     Basis of Combination:

The unaudited Pro Forma Combined Portfolio of Investments and Pro Forma Combined Statement of Assets and Liabilities reflect the accounts of JPMorgan Bond Fund II (“BFII”) and One Group Bond Fund (“OGBF”) as though the acquisition had been effective on June 30, 2004.  The Pro Forma Combining Statement of Operations has been prepared as though the acquisition had been in effect on July 1, 2003.

The Pro Forma Statements give effect to the proposed transfer of all assets and liabilities of BFII in exchange for the shares of OGBF as described in the plan of reorganization.  If the reorganization is approved by the shareholders, the surviving fund, OGBF, will be renamed JPMorgan Core Bond Fund.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of BFII and OGBF, which have been incorporated by reference from their respective Statements of Additional Information.

2.     Accounting Policies:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.     Tax Status

Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Funds' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of their distributable net investment income and net realized gains on investments. In addition, the Funds intend to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

4.     Valuation of Investments:

Purchased options and futures contracts are valued at the last sale price on the exchange on which they are primarily traded. Fixed income securities, other than convertible bonds, with a maturity of 61 days or more held by the Funds will be valued each day based on readily available market quotations received from independent or affiliated commercial pricing services. All short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method, which approximates market value. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Trustees. Valuations may be based upon current market prices of securities, which are comparable in coupon, rating, maturity and industry. It is possible that the estimated value may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material.

5.     Shares of Beneficial Interest:

Under the proposed reorganization, each shareholder of BFII would receive shares of OGBF with a value equal to their holding in BFII.  Holders of BFII Class A shares, Class B shares and Select shares would receive OGBF Class A shares, Class B shares and Class I shares (renamed Select shares), respectively.  Therefore, as a result of the proposed reorganization, current shareholders of BFII will become shareholders in OGBF Class A shares, Class B shares and Select shares.

The Pro Forma net asset value per share assumes the issuance of additional shares of OGBF, which would have been issued on June 30, 2004 in connection with the proposed reorganization.  The amount of additional shares assumed to be effected was calculated based on the June 30, 2004 net assets of BFII and the net asset value per share of OGBF.

Amount in thousands, except per share data:

	OGBF Class A shares	OGBF Class B shares	OGBF Select shares
Pro Forma Increase in Shares	1,952	1,159	80,812
Pro Forma Net Assets 6/30/04	$21,028	$12,471	$870,349
Pro Forma Net Asset Value 6/30/04	$10.77	$10.76	$10.77

6.     Pro Forma Operations:

Certain expenses have been adjusted to reflect the expected expenses of the combined entity.  The adjustments are presented for the purpose of illustrating the effect of the adoption of a new fee structure implemented in connection with the overall reorganization of the JPMorgan Funds and One Group Funds and independent of the proposed merger (the “New Fee Structure”) as if the New Fee Structure had taken effect on July 1, 2003.  The merger adjustments represent those adjustments needed to present the results of operations of the combined OGBF as if the proposed merger had taken effect on July 1, 2003.  The resulting Pro Forma Combined OGBF Statement of Operations represents the pro forma results of operations as if both the New Fee Structure and proposed merger had taken effect on July 1, 2003.

The merger adjustments are based on the contractual agreements that will be in effect at February 19, 2005 (the proposed date for the reorganization) at the combined level of average net assets as if the reorganization had been effective on July 1, 2003.

JPMorgan U.S. Treasury Income Fund / One Group Government Bond Fund
Pro forma Combined Portfolio of Investments	June 30, 2004
(Amounts in thousands)
(Unaudited)

JPMorgan U.S. Treasury Income Fund Principal Amount	One Group Government Bond Fund Principal Amount	Pro forma JP Morgan Government Bond Fund Principal Amount	Security Description	JPMorgan U.S. Treasury Income Fund Value	One Group Government Bond Fund Value	Pro forma JP Morgan Government Bond Fund Value

U.S. Treasury Securities (32.4%)
$14,430		$14,430	U.S. Treasury Notes &
			Bonds, 1.13%, 06/30/05	$14,298		$14,298
	$1,000	1,000	U.S. Treasury Notes &
			Bonds, 9.38%, 02/15/06		$1,109	1,109
24,020		24,020	U.S. Treasury Notes &
			Bonds, 2.38%, 08/15/06	23,815		23,815
	25,000	25,000	U.S. Treasury Notes &
			Bonds, 6.13%, 08/15/07		27,130	27,130
2,700		2,700	U.S. Treasury Notes &
			Bonds, 3.00%, 02/15/08	2,663		2,663
9,255		9,255	U.S. Treasury Notes &
			Bonds, 2.63%, 05/15/08	8,965		8,965
1,555		1,555	U.S. Treasury Notes &
			Bonds, 3.88%, 05/15/09	1,560		1,560
	10,000	10,000	U.S. Treasury Notes &
			Bonds, 5.50%, 05/15/09		10,772	10,772
	50,000	50,000	U.S. Treasury Notes &
			Bonds, 5.23%, 11/15/09, PO		40,141	40,141
	1,500	1,500	U.S. Treasury Notes &
			Bonds, 10.38%, 11/15/09, IO		1,549	1,549
4,045		4,045	U.S. Treasury Notes &
			Bonds, 5.75%, 08/15/10	4,410		4,410
	15,000	15,000	U.S. Treasury Notes &
			Bonds, 5.00%, 08/15/11		15,664	15,664
	18,000	18,000	U.S. Treasury Notes &
			Bonds, 10.38%, 11/15/12		21,985	21,985
2,085		2,085	U.S. Treasury Notes &
			Bonds, 3.88%, 02/15/13	1,993		1,993
6,430		6,430	U.S. Treasury Notes &
			Bonds, 4.25%, 08/15/13	6,277		6,277
1,350		1,350	U.S. Treasury Notes &
			Bonds, 4.75%, 05/15/14	1,364		1,364
	7,500	7,500	U.S. Treasury Notes &
			Bonds, 3.55%, 05/15/15, IO		4,347	4,347
	2,500	2,500	U.S. Treasury Notes &
			Bonds, 3.35%, 08/15/15, IO		1,425	1,425
	10,000	10,000	U.S. Treasury Notes &
			Bonds, 3.23%, 11/15/15, IO		5,603	5,603
3,140	10,000	13,140	U.S. Treasury Notes &
			Bonds, 7.25%, 05/15/16	3,796	12,093	15,889
1,020		1,020	U.S. Treasury Notes &
			Bonds, 9.00%, 11/15/18	1,424		1,424
5,525	31,250	36,775	U.S. Treasury Notes &
			Bonds, 8.13%, 08/15/19	7,236	40,937	48,173
	72,500	72,500	U.S. Treasury Notes &
			Bonds, 3.61%, 05/15/20, PO		30,360	30,360
3,635		3,635	U.S. Treasury Notes &
			Bonds, 8.00%, 11/15/21	4,764		4,764
22,955		22,955	U.S. Treasury Notes &
			Bonds, 7.25%, 08/15/22	28,126		28,126
	2,500	2,500	U.S. Treasury Notes &
			Bonds, 7.13%, 02/15/23		3,031	3,031

See unaudited notes to pro forma financial statements.

JPMorgan U.S. Treasury Income Fund / One Group Government Bond Fund
Pro forma Combined Portfolio of Investments	June 30, 2004
(Amounts in thousands)
(Unaudited)

JPMorgan U.S. Treasury Income Fund Principal Amount	One Group Government Bond Fund Principal Amount	Pro forma JP Morgan Government Bond Fund Principal Amount	Security Description	JPMorgan U.S. Treasury Income Fund Value	One Group Government Bond Fund Value	Pro forma JP Morgan Government Bond Fund Value

10,550		10,550	U.S. Treasury Notes &
			Bonds, 6.38%, 08/15/27	11,908		11,908
	20,000	20,000	U.S. Treasury Notes &
			Bonds - Inflation Protected,
			3.63%, 01/15/08		25,442	25,442
Total U.S. Treasury Securities (Cost $349,943)				122,599	241,588	364,187

U.S. Government Agency Securities (10.7%)
	500	500	Federal Home Loan
			Mortgage Corp., 7.50%, 08/10/04		503	503
	250	250	Federal Home Loan
			Mortgage Corp., 7.93%, 01/20/05		258	258
	5,000	5,000	Federal Home Loan
			Mortgage Corp., 3.50%, 09/15/07		4,990	4,990
	7,000	7,000	Federal Home Loan
			Mortgage Corp., 5.75%, 08/15/11		7,396	7,396
	15,000	15,000	Federal National Mortgage
			Association, 7.16%, 05/11/05, MTN		15,648	15,648
	10,000	10,000	Federal National Mortgage
			Association, 5.88%, 02/02/06		10,474	10,474
	16,000	16,000	Federal National Mortgage
			Association, 0.00%, 10/09/19		6,377	6,377
	9,200	9,200	Federal National Mortgage
			Association, 3.39%, 05/29/26, PO		2,363	2,363
	180	180	Financing Corporation
			STRIPS, 6.09%, 10/05/05, Ser. CPN16		174	174
	334	334	Financing Corporation
			STRIPS, 6.05%, 12/27/05, Ser. CPN13		321	321
	500	500	Financing Corporation
			STRIPS, 5.99%, 10/06/06		466	466
	1,000	1,000	Financing Corporation
			STRIPS, 5.96%, 11/11/06, Ser. CPN-1		927	927
	500	500	Financing Corporation
			STRIPS, 5.94%, 12/27/06, Ser. CPN13		461	461
	26,153	26,153	Financing Corporation
			STRIPS, 3.92%, 12/06/18, Ser. PRN12		11,449	11,449
	53,000	53,000	Resolution Funding
			Corporation, 3.81%, 07/15/20, PO		21,401	21,401
	50,000	50,000	Resolution Funding
			Corporation, 4.23%, 07/15/20, IO		20,105	20,105
	25,000	25,000	Resolution Funding
			Corporation, 3.81%, 10/15/20, PO		9,932	9,932
	15,000	15,000	Resolution Funding
			Corporation, 3.34%, 04/15/28, IO		3,808	3,808
	5,000	5,000	Resolution Funding
			Corporation, 3.16%, 04/15/30, PO		1,155	1,155
	4,500	4,500	Tennessee Valley
			Authority, 3.93%, 07/15/16, IO		2,282	2,282

See unaudited notes to pro forma financial statements.

JPMorgan U.S. Treasury Income Fund / One Group Government Bond Fund
Pro forma Combined Portfolio of Investments	June 30, 2004
(Amounts in thousands)
(Unaudited)

JPMorgan U.S. Treasury Income Fund Principal Amount	One Group Government Bond Fund Principal Amount	Pro forma JP Morgan Government Bond Fund Principal Amount	Security Description	JPMorgan U.S. Treasury Income Fund Value	One Group Government Bond Fund Value	Pro forma JP Morgan Government Bond Fund Value

Total U.S. Government Agency Securities (Cost $110,427)					120,490	120,490

Residential Mortgage Backed Securities (53.9%)
Collateralized Mortgage Obligations (36.8%)
	416	416	Federal Home Loan
			Mortgage Corp., 7.00%,
			10/15/06, Ser. 1150, Class I		416	416
	98	98	Federal Home Loan
			Mortgage Corp., 7.00%,
			09/15/07, Ser. 1457, Class PJ		99	99
	4,539	4,539	Federal Home Loan
			Mortgage Corp., 6.50%,
			04/15/08, Ser. 1489, Class I		4,723	4,723
	1,028	1,028	Federal Home Loan
			Mortgage Corp., 12.82%,
			11/15/08, Ser. 1604, Class
			MB, FRN		1,126	1,126
	658	658	Federal Home Loan
			Mortgage Corp., 13.15%,
			12/15/08, Ser. 1625, Class
			SC, FRN		738	738
	1,943	1,943	Federal Home Loan
			Mortgage Corp., 6.00%,
			06/15/11, Ser. 2366, Class VG		2,026	2,026
	9,094	9,094	Federal Home Loan
			Mortgage Corp., 5.50%,
			01/15/14, Ser. 2571, Class PV		9,317	9,317
	1,375	1,375	Federal Home Loan
			Mortgage Corp., 6.50%,
			08/15/16, Ser. 2345, Class PQ		1,462	1,462
	183	183	Federal Home Loan
			Mortgage Corp., 6.00%,
			02/15/17, Ser. 2108, Class VB		184	184
	15,000	15,000	Federal Home Loan
			Mortgage Corp., 5.00%,
			02/15/18, Ser. 2578, Class PG		14,465	14,465
	5,000	5,000	Federal Home Loan
			Mortgage Corp., 5.00%,
			06/15/21, Ser. 2749, Class TD		4,921	4,921
	480	480	Federal Home Loan
			Mortgage Corp., 8.00%,
			08/15/22, Ser. 1343, Class LA		506	506
	130	130	Federal Home Loan
			Mortgage Corp., 7.00%,
			08/25/22, Ser. 13, Class PL		131	131
	3,302	3,302	Federal Home Loan
			Mortgage Corp., 5.50%,
			09/15/22, Ser. 1367, Class K		3,380	3,380
	948	948	Federal Home Loan
			Mortgage Corp., 6.50%,
			11/15/22, Ser. 1552, Class HB		952	952
	8,837	8,837	Federal Home Loan
			Mortgage Corp., 6.00%,
			10/15/23, Ser. 1785, Class A		9,016	9,016
	648	648	Federal Home Loan
			Mortgage Corp., 10.00%,
			10/15/23, Ser. 1591, Class E		733	733
	470	470	Federal Home Loan
			Mortgage Corp., 7.00%,
			11/01/23, Ser. 155, IO		109	109
	1,975	1,975	Federal Home Loan
			Mortgage Corp., 6.50%,
			12/15/23, Ser. 1633, Class Z		2,057	2,057
	3,000	3,000	Federal Home Loan
			Mortgage Corp., 6.50%,
			03/15/24, Ser. 1694, Class PK		3,187	3,187

See unaudited notes to pro forma financial statements.

JPMorgan U.S. Treasury Income Fund / One Group Government Bond Fund
Pro forma Combined Portfolio of Investments	June 30, 2004
(Amounts in thousands)
(Unaudited)

JPMorgan U.S. Treasury Income Fund Principal Amount	One Group Government Bond Fund Principal Amount	Pro forma JP Morgan Government Bond Fund Principal Amount	Security Description	JPMorgan U.S. Treasury Income Fund Value	One Group Government Bond Fund Value	Pro forma JP Morgan Government Bond Fund Value

	11,800	11,800	Federal Home Loan
			Mortgage Corp., 6.50%,
			10/17/26, Ser. 1985, Class PL		12,395	12,395
	3,919	3,919	Federal Home Loan
			Mortgage Corp., 6.00%,
			02/15/27, Ser. 2091, Class PF		3,970	3,970
	5,299	5,299	Federal Home Loan
			Mortgage Corp., 6.25%,
			04/15/27, Ser. 2018, Class PE		5,346	5,346
	1,600	1,600	Federal Home Loan
			Mortgage Corp., 7.00%,
			10/15/27, Ser. 1999, Class PU		1,699	1,699
	1,148	1,148	Federal Home Loan
			Mortgage Corp., 6.50%,
			01/15/28, Ser. 2137, Class TM		1,163	1,163
	10,000	10,000	Federal Home Loan
			Mortgage Corp., 4.50%,
			02/15/28, Ser. 2631, Class TE		9,672	9,672
	3,970	3,970	Federal Home Loan
			Mortgage Corp., 7.00%,
			02/15/28, Ser. 2031, Class PG		4,195	4,195
	9,000	9,000	Federal Home Loan
			Mortgage Corp., 6.95%,
			03/15/28, Ser. 2035, Class PC		9,529	9,529
	9,507	9,507	Federal Home Loan
			Mortgage Corp., 6.50%,
			06/15/28, Ser. 2064, Class PD		9,935	9,935
	3,370	3,370	Federal Home Loan
			Mortgage Corp., 6.00%,
			11/15/28, Ser. 2095, Class PE		3,454	3,454
	10,000	10,000	Federal Home Loan
			Mortgage Corp., 5.00%,
			03/15/29, Ser. 2684, Class PD		9,835	9,835
	2,191	2,191	Federal Home Loan
			Mortgage Corp., 6.50%,
			05/15/29, Ser. 2152, Class BD		2,255	2,255
	10,000	10,000	Federal Home Loan
			Mortgage Corp., 5.00%,
			10/15/31, Ser. 2580, Class QM		9,370	9,370
	4,000	4,000	Federal Home Loan
			Mortgage Corp., 6.50%,
			10/15/31, Ser. 2367, Class ME		4,170	4,170
	13,500	13,500	Federal Home Loan
			Mortgage Corp., 6.00%,
			08/15/32, Ser. 2480, Class EJ		13,929	13,929
	9,000	9,000	Federal Home Loan
			Mortgage Corp., 5.00%,
			10/15/32, Ser. 2656, Class BG		8,672	8,672
	6,809	6,809	Federal Home Loan
			Mortgage Corp., 6.50%,
			02/25/43, Ser. T-54, Class 2A		7,104	7,104
	4,984	4,984	Federal Home Loan
			Mortgage Corp., .00%,
			05/25/43, Ser. T-56, Class APO		4,219	4,219
	1,758	1,758	Federal National Mortgage
			Association, 8.00%,
			07/25/22, Ser. G92-44, Class ZQ		1,899	1,899
	230	230	Federal National Mortgage
			Association, .00%, 09/25/23,
			Ser. 1993-205, Class H		193	193
	4,500	4,500	Federal National Mortgage
			Association, 6.50%,
			03/25/24, Ser. 1994-37, Class L		4,705	4,705
	10,000	10,000	Federal National Mortgage
			Association, 6.00%,
			07/25/31, Ser. 2001-33, Class ID		2,714	2,714

See unaudited notes to pro forma financial statements.

JPMorgan U.S. Treasury Income Fund / One Group Government Bond Fund
Pro forma Combined Portfolio of Investments	June 30, 2004
(Amounts in thousands)
(Unaudited)

JPMorgan U.S. Treasury Income Fund Principal Amount	One Group Government Bond Fund Principal Amount	Pro forma JP Morgan Government Bond Fund Principal Amount	Security Description	JPMorgan U.S. Treasury Income Fund Value	One Group Government Bond Fund Value	Pro forma JP Morgan Government Bond Fund Value

	2,311	2,311	Federal National Mortgage
			Association, 8.30%,
			10/25/08, Ser. 1993-197,
			Class SC, FRN		2,430	2,430
	628	628	Federal National Mortgage
			Association, 6.25%,
			01/25/09, Ser. 1994-12, Class C		650	650
	1,451	1,451	Federal National Mortgage
			Association, 19.23%,
			02/25/09, Ser. 1994-13,
			Class SM, FRN		1,671	1,671
	8,000	8,000	Federal National Mortgage
			Association, 6.00%,
			06/25/09, Ser. 1994-86, Class PJ		8,387	8,387
	9,394	9,394	Federal National Mortgage
			Association, 6.00%,
			01/17/13, Ser. 1998-37, Class VB		9,746	9,746
	3,429	3,429	Federal National Mortgage
			Association, 6.50%,
			06/25/13, Ser. 1994-1, Class K		3,529	3,529
	2,257	2,257	Federal National Mortgage
			Association, 6.35%,
			08/25/13, Ser. 1993-225,
			Class VG		2,324	2,324
	244	244	Federal National Mortgage
			Association, 6.00%,
			09/25/14, Ser. 2001-71, Class QC		244	244
	10,000	10,000	Federal National Mortgage
			Association, 5.00%,
			11/25/16, Ser. 2003-35,
			Class MD		10,054	10,054
	3,000	3,000	Federal National Mortgage
			Association, 5.50%,
			02/25/17, Ser. 2002-3, Class PG		2,987	2,987
	3,190	3,190	Federal National Mortgage
			Association, 6.00%,
			02/25/17, Ser. 2002-2, Class UC		3,295	3,295
	5,000	5,000	Federal National Mortgage
			Association, 5.50%,
			04/25/17, Ser. 2002-18, Class PC		5,149	5,149
	6,502	6,502	Federal National Mortgage
			Association, 5.00%,
			11/25/17, Ser. 2002-73, Class OE		6,294	6,294
	788	788	Federal National Mortgage
			Association, 9.50%,
			06/25/18, Ser. 1988-16, Class B		860	860
	693	693	Federal National Mortgage
			Association, 7.00%,
			05/25/20, Ser. 1990-57, Class J		734	734
	127	127	Federal National Mortgage
			Association, 7.50%,
			07/25/22, Ser. G92-35, Class EB		134	134
	5,000	5,000	Federal National Mortgage
			Association, 5.50%,
			11/25/22, Ser. 2003-74, Class VL		4,835	4,835

See unaudited notes to pro forma financial statements.

JPMorgan U.S. Treasury Income Fund / One Group Government Bond Fund
Pro forma Combined Portfolio of Investments	June 30, 2004
(Amounts in thousands)
(Unaudited)

JPMorgan U.S. Treasury Income Fund Principal Amount	One Group Government Bond Fund Principal Amount	Pro forma JP Morgan Government Bond Fund Principal Amount	Security Description	JPMorgan U.S. Treasury Income Fund Value	One Group Government Bond Fund Value	Pro forma JP Morgan Government Bond Fund Value

	1,352	1,352	Federal National Mortgage
			Association, .00%, 05/25/23,
			Ser. 1993-146, Class E		1,145	1,145
	5,000	5,000	Federal National Mortgage
			Association, 5.00%,
			05/25/23, Ser. 2004-2, Class OE		4,804	4,804
	1,712	1,712	Federal National Mortgage
			Association, 6.50%,
			05/25/23, Ser. 1993-110, Class H		1,765	1,765
	341	341	Federal National Mortgage
			Association, .00%, 08/25/23,
			Ser. 1993-217, Class H		285	285
	213	213	Federal National Mortgage
			Association, .00%, 09/25/23,
			Ser. 1993-228, Class G		173	173
	7,400	7,400	Federal National Mortgage
			Association, 7.00%,
			09/25/23, Ser. 1993-155, Class PJ		7,965	7,965
	9,094	9,094	Federal National Mortgage
			Association, 6.35%,
			12/25/23, Ser. 1994-43, Class PJ		9,503	9,503
	10,000	10,000	Federal National Mortgage
			Association, 4.50%,
			01/25/24, Ser. 2003-128,
			Class DY		9,094	9,094
	5,042	5,042	Federal National Mortgage
			Association, 7.00%,
			01/25/24, Ser. 1994-62,
			Class PJ		5,358	5,358
	10,556	10,556	Federal National Mortgage
			Association, 6.00%,
			03/25/24, Ser. 1994-51, Class PV		10,857	10,857
	1,134	1,134	Federal National Mortgage
			Association, .00%, 11/25/26,
			Ser. 1997-47, Class PA		1,124	1,124
	14,000	14,000	Federal National Mortgage
			Association, 6.50%,
			10/25/28, Ser. 1998-58, Class PC		14,643	14,643
	1,400	1,400	Federal National Mortgage
			Association, 6.25%,
			02/25/29, Ser. 1994-W4, Class A9		1,433	1,433
	10,000	10,000	Federal National Mortgage
			Association, 6.00%,
			06/25/29, Ser. 2002-W7, Class A4		10,150	10,150
	2,765	2,765	Federal National Mortgage
			Association, 7.50%,
			02/20/30, Ser. 2000-8, Class Z		2,953	2,953
	20,000	20,000	Federal National Mortgage
			Association, 5.00%,
			12/25/32, Ser. 2003-81, Class MC		19,258	19,258
	7,012	7,012	Federal National Mortgage
			Association, 5.50%,
			12/25/32, Ser. 2002-86, Class EJ		7,218	7,218
	8,175	8,175	Federal National Mortgage
			Association, 5.37%,
			08/25/33, Ser. 2003-W18,
			Class 1A6		8,175	8,175

See unaudited notes to pro forma financial statements.

JPMorgan U.S. Treasury Income Fund / One Group Government Bond Fund
Pro forma Combined Portfolio of Investments	June 30, 2004
(Amounts in thousands)
(Unaudited)

JPMorgan U.S. Treasury Income Fund Principal Amount	One Group Government Bond Fund Principal Amount	Pro forma JP Morgan Government Bond Fund Principal Amount	Security Description	JPMorgan U.S. Treasury Income Fund Value	One Group Government Bond Fund Value	Pro forma JP Morgan Government Bond Fund Value

	9,270	9,270	Federal National Mortgage
			Association, 4.00%,
			09/01/33, Ser. 343-23, IO		1,392	1,392
	6,377	6,377	Federal National Mortgage
			Association, 6.50%,
			12/25/42, Ser. 2003-W1,
			Class 1A1		6,652	6,652
	3,064	3,064	Federal National Mortgage
			Association, 7.50%,
			12/25/42, Ser. 2003-W1,
			Class 2A		3,280	3,280
	700	700	Government National
			Mortgage Association,
			6.50%, 09/16/25, Ser.
			1996-6, Class PK		735	735
	3,419	3,419	Government National
			Mortgage Association,
			6.50%, 06/20/27, Ser.
			1997-19, Class PJ		3,472	3,472
	5,333	5,333	Government National
			Mortgage Association,
			6.25%, 08/20/27, Ser.
			1998-1, Class PD		5,428	5,428
	2,903	2,903	Government National
			Mortgage Association,
			7.50%, 09/16/28, Ser.
			1999-33, Class PQ		2,931	2,931
	4,958	4,958	Government National
			Mortgage Association,
			6.50%, 09/20/28, Ser.
			1998-22, Class PD		5,171	5,171
	2,860	2,860	Government National
			Mortgage Association,
			6.00%, 05/20/29, Ser.
			1999-17, Class L		2,932	2,932
	6,000	6,000	Government National
			Mortgage Association,
			6.50%, 03/16/31, Ser.
			2001-10, Class PE		6,288	6,288
	5,838	5,838	Government National
			Mortgage Association,
			6.50%, 12/20/31, Ser.
			2001-64, Class PB		6,056	6,056
					413,534	413,534
Mortgage Backed Pass-Through Securities (17.1%)
	11	11	Federal Home Loan
			Mortgage Corp., 9.00%,
			11/01/05, Gold Pool B00203		11	11
	0	0	Federal Home Loan
			Mortgage Corp., 9.00%,
			05/01/06, Gold Pool B00282		0	0
	465	465	Federal Home Loan
			Mortgage Corp., 7.50%,
			04/01/09, Gold Pool E00315		494	494
	1,048	1,048	Federal Home Loan
			Mortgage Corp., 7.50%,
			08/01/09, Gold Pool G10740		1,114	1,114
	54	54	Federal Home Loan
			Mortgage Corp., 9.00%,
			08/01/09, Pool 279063		58	58
	91	91	Federal Home Loan
			Mortgage Corp., 9.00%,
			12/01/09, Pool 256360		95	95

See unaudited notes to pro forma financial statements.

JPMorgan U.S. Treasury Income Fund / One Group Government Bond Fund
Pro forma Combined Portfolio of Investments	June 30, 2004
(Amounts in thousands)
(Unaudited)

JPMorgan U.S. Treasury Income Fund Principal Amount	One Group Government Bond Fund Principal Amount		Pro forma JP Morgan Government Bond Fund Principal Amount	Security Description	JPMorgan U.S. Treasury Income Fund Value	One Group Government Bond Fund Value		Pro forma JP Morgan Government Bond Fund Value

	293		293	Federal Home Loan
				Mortgage Corp., 8.50%,
				01/01/10, Gold Pool G10305		316		316
	949		949	Federal Home Loan
				Mortgage Corp., 7.50%,
				09/01/10, Gold Pool E62448		1,008		1,008
	121		121	Federal Home Loan
				Mortgage Corp., 6.50%,
				12/01/12, Gold Pool E00523		128		128
	2,900		2,900	Federal Home Loan
				Mortgage Corp., 5.00%,
				12/01/13, Gold Pool E73637		2,917		2,917
	1,001		1,001	Federal Home Loan
				Mortgage Corp., 6.00%,
				04/01/14, Gold Pool E76438		1,047		1,047
	4,109		4,109	Federal Home Loan
				Mortgage Corp., 6.00%,
				04/01/14, Gold Pool E76504		4,297		4,297
	6,612		6,612	Federal Home Loan
				Mortgage Corp., 6.50%,
				06/01/14, Gold Pool E00678		6,997		6,997
	0	^^	0 ^^	Federal Home Loan
				Mortgage Corp., 7.00%,
				12/01/14, Gold Pool E00766		0	^^	0 ^^
	0		0	Federal Home Loan
				Mortgage Corp., 9.50%,
				04/01/16, Pool 170161		0		0
	1,636		1,636	Federal Home Loan
				Mortgage Corp., 5.00%,
				12/01/16, Gold Pool E89027		1,643		1,643
	29		29	Federal Home Loan
				Mortgage Corp., 9.00%,
				10/01/17, Gold Pool A00756		32		32
	11		11	Federal Home Loan
				Mortgage Corp., 9.00%,
				04/01/18, Gold Pool A01143		12		12
	1		1	Federal Home Loan
				Mortgage Corp., 9.00%,
				10/01/20, Gold Pool A01134		1		1
	6		6	Federal Home Loan
				Mortgage Corp., 9.00%,
				01/01/21, Gold Pool A00948		7		7
	8		8	Federal Home Loan
				Mortgage Corp., 9.00%,
				06/01/21, Gold Pool A01017		8		8
	10		10	Federal Home Loan
				Mortgage Corp., 9.00%,
				07/01/21, Gold Pool A01093		11		11
	22		22	Federal Home Loan
				Mortgage Corp., 9.00%,
				09/01/21, Gold Pool D32271		25		25
	9		9	Federal Home Loan
				Mortgage Corp., 9.00%,
				11/01/21, Gold Pool C00078		10		10
	10		10	Federal Home Loan
				Mortgage Corp., 9.00%,
				11/01/21, Gold Pool D11866		11		11
	24		24	Federal Home Loan
				Mortgage Corp., 9.00%,
				05/01/22, Gold Pool D19203		27		27
	1,287		1,287	Federal Home Loan
				Mortgage Corp., 6.50%,
				01/01/24, Gold Pool C80091		1,352		1,352
	319		319	Federal Home Loan
				Mortgage Corp., 8.50%,
				05/01/24, Gold Pool G00229		352		352

See unaudited notes to pro forma financial statements.

JPMorgan U.S. Treasury Income Fund / One Group Government Bond Fund
Pro forma Combined Portfolio of Investments	June 30, 2004
(Amounts in thousands)
(Unaudited)

JPMorgan U.S. Treasury Income Fund Principal Amount	One Group Government Bond Fund Principal Amount	Pro forma JP Morgan Government Bond Fund Principal Amount	Security Description	JPMorgan U.S. Treasury Income Fund Value	One Group Government Bond Fund Value	Pro forma JP Morgan Government Bond Fund Value

	226	226	Federal Home Loan
			Mortgage Corp., 8.50%,
			07/01/24, Gold Pool C00354		248	248
	151	151	Federal Home Loan
			Mortgage Corp., 7.50%,
			09/01/24, Gold Pool D56307		164	164
	333	333	Federal Home Loan
			Mortgage Corp., 8.00%,
			11/01/24, Gold Pool C00376		364	364
	274	274	Federal Home Loan
			Mortgage Corp., 7.00%,
			08/01/25, Gold Pool C00418		291	291
	210	210	Federal Home Loan
			Mortgage Corp., 7.50%,
			08/01/25, Gold Pool C00414		227	227
	170	170	Federal Home Loan
			Mortgage Corp., 7.00%,
			09/01/25, Gold Pool D63303		180	180
	472	472	Federal Home Loan
			Mortgage Corp., 8.00%,
			09/01/25, Gold Pool D63705		517	517
	790	790	Federal Home Loan
			Mortgage Corp., 7.00%,
			04/01/26, Gold Pool D69811		838	838
	1,335	1,335	Federal Home Loan
			Mortgage Corp., 3.39%,
			01/01/27, Pool 611141, FRN		1,376	1,376
	484	484	Federal Home Loan
			Mortgage Corp., 8.50%,
			07/01/28, Gold Pool G00981		531	531
	1,008	1,008	Federal Home Loan
			Mortgage Corp., 6.50%,
			02/01/29, Gold Pool C22459		1,054	1,054
	3,921	3,921	Federal Home Loan
			Mortgage Corp., 6.50%,
			04/01/29, Gold Pool C00742		4,097	4,097
	111	111	Federal Home Loan
			Mortgage Corp., 6.50%,
			04/01/29, Gold Pool C24553		116	116
	1,390	1,390	Federal Home Loan
			Mortgage Corp., 6.50%,
			06/01/29, Gold Pool C00785		1,452	1,452
	127	127	Federal Home Loan
			Mortgage Corp., 6.50%,
			07/01/29, Gold Pool C29124		132	132
	178	178	Federal Home Loan
			Mortgage Corp., 3.46%,
			04/01/30, Pool 846812, FRN		184	184
	2,043	2,043	Federal Home Loan
			Mortgage Corp., 6.00%,
			02/01/32, Gold Pool C01292		2,094	2,094
	2,060	2,060	Federal National Mortgage
			Association, 8.00%,
			11/01/12, Pool 535710		2,203	2,203
	119	119	Federal National Mortgage
			Association, 7.00%,
			09/01/07, Pool 185265		124	124
	237	237	Federal National Mortgage
			Association, 7.00%,
			04/01/08, Pool 211750		251	251
	336	336	Federal National Mortgage
			Association, 7.00%,
			07/01/10, Pool 250326		357	357

See unaudited notes to pro forma financial statements.

JPMorgan U.S. Treasury Income Fund / One Group Government Bond Fund
Pro forma Combined Portfolio of Investments	June 30, 2004
(Amounts in thousands)
(Unaudited)

JPMorgan U.S. Treasury Income Fund Principal Amount	One Group Government Bond Fund Principal Amount	Pro forma JP Morgan Government Bond Fund Principal Amount	Security Description	JPMorgan U.S. Treasury Income Fund Value	One Group Government Bond Fund Value	Pro forma JP Morgan Government Bond Fund Value

	311	311	Federal National Mortgage
			Association, 6.50%,
			12/01/10, Pool 332301		330	330
	1,039	1,039	Federal National Mortgage
			Association, 6.00%,
			03/01/11, Pool 340683		1,087	1,087
	458	458	Federal National Mortgage
			Association, 6.00%,
			04/01/13, Pool 425482		479	479
	28,699	28,699	Federal National Mortgage
			Association, 4.50%,
			06/01/13, Pool 254758		28,717	28,717
	437	437	Federal National Mortgage
			Association, 7.50%,
			06/01/14, Pool 250081		471	471
	385	385	Federal National Mortgage
			Association, 7.50%,
			07/01/14, Pool 250082		414	414
	1,761	1,761	Federal National Mortgage
			Association, 6.00%,
			08/01/14, Pool 598032		1,842	1,842
	13	13	Federal National Mortgage
			Association, 10.00%,
			10/01/16, Pool 70110		15	15
	4,645	4,645	Federal National Mortgage
			Association, 5.50%,
			11/01/16, Pool 618192		4,768	4,768
	696	696	Federal National Mortgage
			Association, 10.00%,
			09/01/17, Pool 303969		778	778
	47	47	Federal National Mortgage
			Association, 10.00%,
			10/01/19, Pool 231675		53	53
	14	14	Federal National Mortgage
			Association, 10.00%,
			07/01/20, Pool 50318		16	16
	63	63	Federal National Mortgage
			Association, 10.00%,
			11/01/21, Pool 208374		71	71
	9,417	9,417	Federal National Mortgage
			Association, 6.00%,
			03/01/22, Pool 254231		9,724	9,724
	3,373	3,373	Federal National Mortgage
			Association, 5.00%,
			11/01/23, Pool 762498		3,334	3,334
	771	771	Federal National Mortgage
			Association, 7.00%,
			02/01/24, Pool 190257		821	821
	193	193	Federal National Mortgage
			Association, 9.00%,
			12/01/24, Pool 353898		216	216
	352	352	Federal National Mortgage
			Association, 7.00%,
			08/01/25, Pool 315500		374	374
	392	392	Federal National Mortgage
			Association, 6.50%,
			06/01/26, Pool 250575		410	410
	1,247	1,247	Federal National Mortgage
			Association, 6.00%,
			09/01/28, Pool 405220		1,282	1,282
	3,146	3,146	Federal National Mortgage
			Association, 5.50%,
			02/01/29, Pool 483802		3,156	3,156
	204	204	Federal National Mortgage
			Association, 7.50%,
			03/01/30, Pool 524949		218	218
	362	362	Federal National Mortgage
			Association, 7.50%,
			04/01/30, Pool 536916		388	388

See unaudited notes to pro forma financial statements.

JPMorgan U.S. Treasury Income Fund / One Group Government Bond Fund
Pro forma Combined Portfolio of Investments	June 30, 2004
(Amounts in thousands)
(Unaudited)

JPMorgan U.S. Treasury Income Fund Principal Amount	One Group Government Bond Fund Principal Amount	Pro forma JP Morgan Government Bond Fund Principal Amount	Security Description	JPMorgan U.S. Treasury Income Fund Value	One Group Government Bond Fund Value	Pro forma JP Morgan Government Bond Fund Value

	603	603	Federal National Mortgage
			Association, 7.50%,
			04/01/30, Pool 530816		647	647
	3,592	3,592	Federal National Mortgage
			Association, 6.50%,
			04/01/32, Pool 545639		3,767	3,767
	27,640	27,640	Federal National Mortgage
			Association, 5.50%,
			05/01/33, Pool 702435		27,598	27,598
	11,619	11,619	Federal National Mortgage
			Association, 5.00%,
			11/01/33, Pool 747628		11,264	11,264
	9,605	9,605	Federal National Mortgage
			Association, 5.50%,
			12/01/33, Pool 753662		9,590	9,590
	9,596	9,596	Federal National Mortgage
			Association, 5.50%,
			01/01/34, Pool 755615		9,581	9,581
	4	4	Government National
			Mortgage Association,
			9.00%, 06/15/05, Pool 283904		4	4
	2	2	Government National
			Mortgage Association,
			9.00%, 08/15/05, Pool 291836		2	2
	0 ^^	0 ^^	Government National
			Mortgage Association,
			9.00%, 09/15/05, Pool 295227		0 ^^	0 ^^
	1	1	Government National
			Mortgage Association,
			9.00%, 09/15/05, Pool 292898		1	1
	2	2	Government National
			Mortgage Association,
			8.00%, 07/15/06, Pool 11337		2	2
	3	3	Government National
			Mortgage Association,
			7.50%, 07/15/07, Pool 17316		3	3
	10	10	Government National
			Mortgage Association,
			8.00%, 08/15/07, Pool 18677		11	11
	7	7	Government National
			Mortgage Association,
			8.00%, 08/15/07, Pool 18539		8	8
	7	7	Government National
			Mortgage Association,
			7.50%, 12/15/07, Pool 338189		8	8
	125	125	Government National
			Mortgage Association,
			6.50%, 07/15/08, Pool 349693		133	133
	12	12	Government National
			Mortgage Association,
			9.00%, 11/15/08, Pool 27932		13	13
	16	16	Government National
			Mortgage Association,
			6.50%, 03/15/09, Pool 367398		17	17

See unaudited notes to pro forma financial statements.

JPMorgan U.S. Treasury Income Fund / One Group Government Bond Fund
Pro forma Combined Portfolio of Investments	June 30, 2004
(Amounts in thousands)
(Unaudited)

JPMorgan U.S. Treasury Income Fund Principal Amount	One Group Government Bond Fund Principal Amount	Pro forma JP Morgan Government Bond Fund Principal Amount	Security Description	JPMorgan U.S. Treasury Income Fund Value	One Group Government Bond Fund Value	Pro forma JP Morgan Government Bond Fund Value

	20	20	Government National
			Mortgage Association,
			9.00%, 04/15/09, Pool 30352		22	22
	349	349	Government National
			Mortgage Association,
			6.50%, 05/15/09, Pool 366779		371	371
	1	1	Government National
			Mortgage Association,
			9.00%, 05/15/09, Pool 32214		1	1
	1	1	Government National
			Mortgage Association,
			9.50%, 07/15/09, Pool 34487		1	1
	56	56	Government National
			Mortgage Association,
			9.50%, 09/15/09, Pool 34878		61	61
	6	6	Government National
			Mortgage Association,
			9.50%, 10/15/09, Pool 36804		7	7
	5	5	Government National
			Mortgage Association,
			11.00%, 11/15/09, Pool 37615		6	6
	0 ^^	0 ^^	Government National
			Mortgage Association,
			9.00%, 05/15/16, Pool 149877		0 ^^	0 ^^
	6	6	Government National
			Mortgage Association,
			9.00%, 06/15/16, Pool 166130		7	7
	1	1	Government National
			Mortgage Association,
			9.00%, 06/15/16, Pool 157147		1	1
	4	4	Government National
			Mortgage Association,
			9.00%, 07/15/16, Pool 167475		5	5
	11	11	Government National
			Mortgage Association,
			9.00%, 07/15/16, Pool 158921		12	12
	19	19	Government National
			Mortgage Association,
			9.00%, 07/15/16, Pool 144968		21	21
	15	15	Government National
			Mortgage Association,
			9.00%, 07/15/16, Pool 151273		17	17
	19	19	Government National
			Mortgage Association,
			9.50%, 08/15/16, Pool
			177531		22	22
	14	14	Government National
			Mortgage Association,
			9.00%, 09/15/16, Pool 179044		15	15
	20	20	Government National
			Mortgage Association,
			9.00%, 09/15/16, Pool 169908		23	23

See unaudited notes to pro forma financial statements.

JPMorgan U.S. Treasury Income Fund / One Group Government Bond Fund
Pro forma Combined Portfolio of Investments	June 30, 2004
(Amounts in thousands)
(Unaudited)

JPMorgan U.S. Treasury Income Fund Principal Amount	One Group Government Bond Fund Principal Amount	Pro forma JP Morgan Government Bond Fund Principal Amount	Security Description	JPMorgan U.S. Treasury Income Fund Value	One Group Government Bond Fund Value	Pro forma JP Morgan Government Bond Fund Value

	11	11	Government National
			Mortgage Association,
			9.00%, 10/15/16, Pool 173089		13	13
	8	8	Government National
			Mortgage Association,
			9.00%, 11/15/16, Pool 183868		9	9
	10	10	Government National
			Mortgage Association,
			9.00%, 11/15/16, Pool 156478		12	12
	1	1	Government National
			Mortgage Association,
			9.50%, 01/15/17, Pool 185619		1	1
	34	34	Government National
			Mortgage Association,
			9.00%, 02/15/17, Pool 195058		38	38
	3	3	Government National
			Mortgage Association,
			9.00%, 02/15/17, Pool 201757		4	4
	4	4	Government National
			Mortgage Association,
			9.00%, 08/15/17, Pool 225285		4	4
	6	6	Government National
			Mortgage Association,
			9.50%, 08/15/17, Pool 218841		7	7
	58	58	Government National
			Mortgage Association,
			9.50%, 08/15/17, Pool 201217		65	65
	18	18	Government National
			Mortgage Association,
			9.00%, 06/15/18, Pool 238161		20	20
	11	11	Government National
			Mortgage Association,
			9.50%, 08/15/18, Pool 248390		12	12
	13	13	Government National
			Mortgage Association,
			10.00%, 04/15/19, Pool 257047		15	15
	4	4	Government National
			Mortgage Association,
			10.00%, 05/15/19, Pool 269607		5	5
	1	1	Government National
			Mortgage Association,
			9.00%, 10/15/19, Pool 267676		1	1
	43	43	Government National
			Mortgage Association,
			9.50%, 12/15/19, Pool 281696		49	49
	5	5	Government National
			Mortgage Association,
			9.00%, 01/15/20, Pool 283138		5	5
	5	5	Government National
			Mortgage Association,
			9.00%, 02/15/20, Pool 276157		5	5

See unaudited notes to pro forma financial statements.

JPMorgan U.S. Treasury Income Fund / One Group Government Bond Fund
Pro forma Combined Portfolio of Investments	June 30, 2004
(Amounts in thousands)
(Unaudited)

JPMorgan U.S. Treasury Income Fund Principal Amount	One Group Government Bond Fund Principal Amount	Pro forma JP Morgan Government Bond Fund Principal Amount	Security Description	JPMorgan U.S. Treasury Income Fund Value	One Group Government Bond Fund Value	Pro forma JP Morgan Government Bond Fund Value

	5	5	Government National
			Mortgage Association,
			9.50%, 09/15/20, Pool 292918		6	6
	8	8	Government National
			Mortgage Association,
			9.50%, 12/15/20, Pool 291865		9	9
	1,112	1,112	Government National
			Mortgage Association,
			9.00%, 08/15/21, Pool 306081		1,257	1,257
	318	318	Government National
			Mortgage Association,
			9.00%, 12/15/21, Pool 780284		360	360
	5	5	Government National
			Mortgage Association,
			7.50%, 02/15/22, Pool 324025		6	6
	31	31	Government National
			Mortgage Association,
			8.00%, 07/15/22, Pool 321560		35	35
	99	99	Government National
			Mortgage Association,
			7.50%, 08/15/22, Pool 337141		108	108
	4	4	Government National
			Mortgage Association,
			7.00%, 11/15/22, Pool 323008		4	4
	2	2	Government National
			Mortgage Association,
			7.00%, 12/15/22, Pool 339969		2	2
	20	20	Government National
			Mortgage Association,
			7.00%, 01/15/23, Pool 346214		22	22
	24	24	Government National
			Mortgage Association,
			7.00%, 01/15/23, Pool 342248		26	26
	16	16	Government National
			Mortgage Association,
			7.00%, 01/15/23, Pool 341536		17	17
	14	14	Government National
			Mortgage Association,
			7.00%, 01/15/23, Pool 321675		15	15
	99	99	Government National
			Mortgage Association,
			7.00%, 01/15/23, Pool 332022		106	106
	373	373	Government National
			Mortgage Association,
			7.00%, 04/15/23, Pool 348645		398	398
	48	48	Government National
			Mortgage Association,
			6.50%, 05/15/23, Pool 343208		51	51
	108	108	Government National
			Mortgage Association,
			7.00%, 05/15/23, Pool 221604		115	115

See unaudited notes to pro forma financial statements.

JPMorgan U.S. Treasury Income Fund / One Group Government Bond Fund
Pro forma Combined Portfolio of Investments	June 30, 2004
(Amounts in thousands)
(Unaudited)

JPMorgan U.S. Treasury Income Fund Principal Amount	One Group Government Bond Fund Principal Amount	Pro forma JP Morgan Government Bond Fund Principal Amount	Security Description	JPMorgan U.S. Treasury Income Fund Value	One Group Government Bond Fund Value	Pro forma JP Morgan Government Bond Fund Value

	78	78	Government National
			Mortgage Association,
			7.00%, 05/15/23, Pool 351041		83	83
	6	6	Government National
			Mortgage Association,
			7.00%, 05/15/23, Pool 338005		7	7
	92	92	Government National
			Mortgage Association,
			7.00%, 05/15/23, Pool 346572		99	99
	31	31	Government National
			Mortgage Association,
			7.00%, 05/15/23, Pool 342348		33	33
	39	39	Government National
			Mortgage Association,
			6.50%, 06/15/23, Pool 348677		41	41
	13	13	Government National
			Mortgage Association,
			6.50%, 06/15/23, Pool 346624		13	13
	19	19	Government National
			Mortgage Association,
			6.50%, 06/15/23, Pool 358250		20	20
	8	8	Government National
			Mortgage Association,
			6.50%, 06/15/23, Pool 349788		9	9
	488	488	Government National
			Mortgage Association,
			7.50%, 06/15/23, Pool 359588		528	528
	332	332	Government National
			Mortgage Association,
			7.50%, 06/15/23, Pool 358801		359	359
	123	123	Government National
			Mortgage Association,
			6.50%, 07/15/23, Pool 322200		129	129
	8	8	Government National
			Mortgage Association,
			7.00%, 07/15/23, Pool 325977		9	9
	21	21	Government National
			Mortgage Association,
			7.00%, 07/15/23, Pool 360889		22	22
	8	8	Government National
			Mortgage Association,
			7.00%, 07/15/23, Pool 357782		9	9
	168	168	Government National
			Mortgage Association,
			7.00%, 07/15/23, Pool 362982		179	179
	113	113	Government National
			Mortgage Association,
			7.00%, 07/15/23, Pool 346673		120	120
	14	14	Government National
			Mortgage Association,
			7.00%, 07/15/23, Pool 353569		15	15

See unaudited notes to pro forma financial statements.

JPMorgan U.S. Treasury Income Fund / One Group Government Bond Fund
Pro forma Combined Portfolio of Investments	June 30, 2004
(Amounts in thousands)
(Unaudited)

JPMorgan U.S. Treasury Income Fund Principal Amount	One Group Government Bond Fund Principal Amount	Pro forma JP Morgan Government Bond Fund Principal Amount	Security Description	JPMorgan U.S. Treasury Income Fund Value	One Group Government Bond Fund Value	Pro forma JP Morgan Government Bond Fund Value

	2	2	Government National
			Mortgage Association,
			7.00%, 07/15/23, Pool 350709		2	2
	41	41	Government National
			Mortgage Association,
			7.00%, 07/15/23, Pool 358382		44	44
	4	4	Government National
			Mortgage Association,
			7.00%, 07/15/23, Pool 354538		4	4
	67	67	Government National
			Mortgage Association,
			6.50%, 08/15/23, Pool 356717		71	71
	63	63	Government National
			Mortgage Association,
			6.50%, 08/15/23, Pool 353137		66	66
	32	32	Government National
			Mortgage Association,
			6.50%, 08/15/23, Pool 360738		34	34
	83	83	Government National
			Mortgage Association,
			6.50%, 08/15/23, Pool 344505		87	87
	136	136	Government National
			Mortgage Association,
			6.50%, 09/15/23, Pool 345375		144	144
	7	7	Government National
			Mortgage Association,
			6.50%, 09/15/23, Pool 339041		7	7
	13	13	Government National
			Mortgage Association,
			6.00%, 10/15/23, Pool 370006		13	13
	64	64	Government National
			Mortgage Association,
			6.00%, 10/15/23, Pool 345389		66	66
	120	120	Government National
			Mortgage Association,
			6.00%, 10/15/23, Pool 364717		123	123
	44	44	Government National
			Mortgage Association,
			6.50%, 10/15/23, Pool 345391		46	46
	310	310	Government National
			Mortgage Association,
			8.00%, 10/15/23, Pool 354681		342	342
	4	4	Government National
			Mortgage Association,
			6.50%, 11/15/23, Pool 370927		4	4
	43	43	Government National
			Mortgage Association,
			6.50%, 11/15/23, Pool 369356		45	45
	7	7	Government National
			Mortgage Association,
			6.50%, 12/15/23, Pool 370289		8	8

See unaudited notes to pro forma financial statements.

JPMorgan U.S. Treasury Income Fund / One Group Government Bond Fund
Pro forma Combined Portfolio of Investments	June 30, 2004
(Amounts in thousands)
(Unaudited)

JPMorgan U.S. Treasury Income Fund Principal Amount	One Group Government Bond Fund Principal Amount	Pro forma JP Morgan Government Bond Fund Principal Amount	Security Description	JPMorgan U.S. Treasury Income Fund Value	One Group Government Bond Fund Value	Pro forma JP Morgan Government Bond Fund Value

	13	13	Government National
			Mortgage Association,
			6.50%, 12/15/23, Pool 365740		14	14
	22	22	Government National
			Mortgage Association,
			6.50%, 12/15/23, Pool 346944		24	24
	122	122	Government National
			Mortgage Association,
			6.50%, 12/15/23, Pool 349265		129	129
	89	89	Government National
			Mortgage Association,
			6.50%, 12/15/23, Pool 369830		94	94
	60	60	Government National
			Mortgage Association,
			6.50%, 01/15/24, Pool 379127		63	63
	13	13	Government National
			Mortgage Association,
			6.50%, 02/15/24, Pool 380818		14	14
	2,944	2,944	Government National
			Mortgage Association,
			6.50%, 02/15/24, Pool 354747		3,098	3,098
	500	500	Government National
			Mortgage Association,
			6.50%, 02/15/24, Pool 362341		526	526
	138	138	Government National
			Mortgage Association,
			6.50%, 02/15/24, Pool 389200		146	146
	77	77	Government National
			Mortgage Association,
			6.50%, 02/15/24, Pool 370338		81	81
	348	348	Government National
			Mortgage Association,
			7.00%, 03/15/24, Pool 379328		372	372
	174	174	Government National
			Mortgage Association,
			7.00%, 03/15/24, Pool 391552		185	185
	547	547	Government National
			Mortgage Association,
			7.00%, 04/15/24, Pool 379001		585	585
	107	107	Government National
			Mortgage Association,
			7.00%, 04/15/24, Pool 355128		114	114
	12	12	Government National
			Mortgage Association,
			7.50%, 06/15/24, Pool 389827		13	13
	50	50	Government National
			Mortgage Association,
			7.50%, 06/15/24, Pool 388747		54	54
	13	13	Government National
			Mortgage Association,
			8.00%, 09/15/24, Pool 393908		14	14

See unaudited notes to pro forma financial statements.

JPMorgan U.S. Treasury Income Fund / One Group Government Bond Fund

Pro forma Combined Portfolio of Investments	June 30, 2004

(Amounts in Thousands)

(Unaudited)

JPMorgan U.S. Treasury Income Fund Principal Amount	One Group Government Bond Fund Principal Amount	Pro forma JPMorgan Government Bond Fund Principal Amount	Security Description	JPMorgan U.S. Treasury Income Fund Value	One Group Government Bond Fund Value	Pro forma JPMorgan Government Bond Fund Value
	272	272	Government National
			Mortgage Association,
			8.00%, 09/15/24, Pool 403212		300	300
	102	102	Government National
			Mortgage Association,
			8.50%, 10/15/24, Pool 407073		114	114
	776	776	Government National
			Mortgage Association,
			9.00%, 11/15/24, Pool 780029		877	877
	9	9	Government National
			Mortgage Association,
			7.50%, 06/15/25, Pool 401860		9	9
	7	7	Government National
			Mortgage Association,
			8.00%, 06/15/25, Pool 385370		8	8
	144	144	Government National
			Mortgage Association,
			8.00%, 07/15/25, Pool 377557		159	159
	12	12	Government National
			Mortgage Association,
			7.50%, 03/15/26, Pool 381163		13	13
	506	506	Government National
			Mortgage Association,
			7.50%, 03/15/26, Pool 422308		547	547
	426	426	Government National
			Mortgage Association,
			8.00%, 07/15/26, Pool 412644		469	469
	10	10	Government National
			Mortgage Association,
			8.00%, 08/15/26, Pool 436445		11	11
	349	349	Government National
			Mortgage Association,
			8.00%, 11/20/26, Pool 2324		382	382
	742	742	Government National
			Mortgage Association,
			8.00%, 12/20/26, Pool 2344		813	813
	275	275	Government National
			Mortgage Association,
			7.50%, 03/15/27, Pool 432398		297	297
	318	318	Government National
			Mortgage Association,
			4.75%, 07/20/27, Pool 80094, FRN		323	323
	1,009	1,009	Government National
			Mortgage Association,
			8.00%, 11/20/27, Pool 2512		1,105	1,105
	707	707	Government National
			Mortgage Association,
			7.50%, 01/15/28, Pool 461625		763	763
	1,357	1,357	Government National
			Mortgage Association,
			7.50%, 02/15/28, Pool 462562		1,465	1,465
	13	13	Government National
			Mortgage Association,
			7.00%, 06/15/28, Pool 472679		14	14

See unaudited notes to pro forma financial statements.

JPMorgan U.S. Treasury Income Fund / One Group Government Bond Fund

Pro forma Combined Portfolio of Investments	June 30, 2004

(Amounts in Thousands)

(Unaudited)

JPMorgan U.S. Treasury Income Fund Principal Amount	One Group Government Bond Fund Principal Amount	Pro forma JPMorgan Government Bond Fund Principal Amount	Security Description	JPMorgan U.S. Treasury Income Fund Value	One Group Government Bond Fund Value	Pro forma JPMorgan Government Bond Fund Value
5,111		5,111	Government National
			Mortgage Association,
			6.00%, 10/15/33, Pool 604714	5,246		5,246
6,936		6,936	Government National
			Mortgage Association,
			5.50%, 05/15/34, Pool 629429	6,939		6,939
60		60	Government National
			Mortgage Association,
			5.50%, 06/15/34, Pool 630106	60		60
				12,245	179,756	192,001
Total Residential Mortgage Backed Securities (Cost $597,454)				12,245	593,290	605,535

Money Market Funds (3.0%)
Shares
722		722	JPMorgan 100% U.S.
			Treasury Securities Money
			Market Fund (a)	722		722
	32,681	32,681	One Group Government
			Money Market (a)		32,681	32,681
Total Money Market Fund (Cost $33,403)				722	32,681	33,403

Total (Cost $1,091,227) - 100.0%				$135,566	$988,049	$1,123,615

(a) – Affiliated money market fund.

^ - Amount rounds to less than 0.1%.

^^ - Amount rounds to less than one thousand.

No adjustments are shown to the unaudited pro forma combined portfolio of investments due to the fact that upon consummation of the merger, no securities would need to be sold in order for the acquiring fund to comply with its prospectus restrictions. The foregoing sentence shall not restrict in any way the ability of the investment adviser of either of the funds from buying or selling securities in the normal course of such fund's business and operations.

See unaudited notes to pro forma financial statements.

JPMorgan U.S. Treasury Income Fund/One Group Government Bond Fund

Pro forma Combined Statement of Assets and Liabilities

as of June 30, 2004 (Unaudited)

(Amounts in Thousands, except per share data)

	JPMorgan U.S. Treasury Income Fund	One Group Government Bond Fund	Pro forma Adjustments		Pro forma Combined JPMorgan Government Bond Fund
ASSETS:
Investments in non-affiliates, at value	$134,844	$955,368			$1,090,212
Investments in affiliates, at value	722	32,681			33,403
Total investment securities, at value	135,566	988,049	—		1,123,615
Investments held as collateral for securities lending program	—	15,968			15,968
Cash	81	—			81
Receivables:
Investment securities sold	—	41			41
Fund shares sold	—	364			364
Interest and dividends	1,700	6,287			7,987
Prepaid expenses	—	5			5
Total Assets	137,347	1,010,714	—		1,148,061

LIABILITIES:
Payables:
Dividends	358	3,961			4,319
Collateral for securities lending program	—	15,968			15,968
Fund shares redeemed	5	804			809
Variation Margin	126	—			126
Accrued liabilities:
Investment advisory fees	29	307			336
Administration fees	7	131			138
Shareholder servicing fees	10	—			10
Distribution fees	9	126			135
Custodian fees	11	—			11
Trustees’ fees - deferred compensation plan	10	—			10
Other	75	100			175
Total Liabilities	640	21,397	—		22,037
Total Net Assets	$136,707	$989,317	$—		$1,126,024

NET ASSETS:
Paid in capital	$138,888	$968,794			$1,107,682
Accumulated undistributed (overdistributed) net investment income	9	169			178
Accumulated net realized gain (loss) on investments and futures	(916)	(12,910)			(13,826)
Net unrealized appreciation (depreciation) of investments and futures	(1,274)	33,264			31,990
Total Net Assets	$136,707	$989,317	$—		$1,126,024
Class A	$44,679	$86,614			$131,293	(a)
Class B	$14,760	$101,634			$116,394	(a)
Class C	$—	$42,666			$42,666	(a)
Class I	$—	$758,403	$(758,403)		$—	(a)
Select	$77,268	$—	$758,403		$835,671	(a)
Total Net Assets	$136,707	$989,317	$—		$1,126,024
Shares of beneficial interest outstanding ($0.001 par value; unlimited number of shares authorized):
Class A	3,862	8,521	536	(b)	12,919
Class B	1,277	10,008	176	(b)	11,461
Class C	—	4,204	—		4,204
Class I	—	74,694	(74,694	)(b)	—
Select	6,672	—	75,635	(b)	82,307
Net Asset Value:
Class A (and redemption price)	$11.57	$10.16			$10.16
Class B *	$11.56	$10.16			$10.16
Class C *	$—	$10.15			$10.15
Class I (and redemption price)	$—	$10.15			$—
Select (and redemption price)	$11.58	$—			$10.15
Cost of investments	$136,442	$954,785			$1,091,227
Investments in Securities on loan, at value	$—	$201,111			$201,111

*	Redemption price may be reduced by contingent deferred sales charge.
(a)	Reflects total combined net assets due to the merger.
(b)	Reflects the adjustment to the number of shares outstanding as a result of the merger.

JPMorgan U.S. Treasury Income Fund/One Group Government Bond Fund

Pro forma Combining Statement of Operations

For the twelve months ended June 30, 2004 (Unaudited)

(Amounts in Thousands)

	JPMorgan U.S. Treasury Income Fund	One Group Government Bond Fund	Pro forma Adjustments		Pro forma Combining JPMorgan Government Bond Fund
Investment Income
Interest income	$5,601	$54,855	$—		$60,456
Dividend income from affiliated investments *	81	267	—		348
Securities lending (net)	—	271	—		271
Total Investment Income	5,682	55,393	—		61,075

Expenses
Investment advisory fees	434	4,720	(1,576	)(a)	3,578
Administration fees	217	1,692	(685	)(a)	1,224
Shareholder servicing fees	361	—	2,621	(a)	2,982
Distribution fees	261	2,315	(597	)(a)	1,979
Custodian fees	63	42	41	(b)	146
Interest expense	—	1	—		1
Printing and postage	16	47	(10	)(c)	53
Professional fees	105	24	(51	)(c)	78
Registration expenses	45	70	(10	)(c)	105
Transfer agent fees	146	604	(246	)(b)	504
Trustees’ fees	2	10	—		12
Other	16	72	—		88
Total expenses	1,666	9,597	(513)		10,750
Less: amounts waived	572	1,035	306	(d)	1,913
Less: earnings credits	1	—	—		1
Less: expense reimbursements	—	11	—		11
Net expenses	1,093	8,551	(819)		8,825
Net investment income (loss)	4,589	46,842	819		52,250

Realized and Unrealized Gain (Loss) on Investments
Net Realized gain (loss) on transactions from:
Investments	1,643	1,627	—		3,270
Futures	4,000	—	—		4,000
Change in net unrealized appreciation/depreciation of:
Investments	(11,634)	(52,006)	—		(63,640)
Futures	(1,433)	—	—		(1,433)
Net realized and unrealized gain on investments and futures	(7,424)	(50,379)	—		(57,803)
Net increase (decrease) in net assets from operations	$(2,835)	$(3,537)	$819		$(5,553)

* Includes reimbursement of investment advisory, administration and shareholder servicing fees:	$15	$—	$—	$15

 (a)  Reflects revised Investment Advisory, Adminstration, Shareholder Servicing and Distribution fees due to the adoption of the New Fee Structure, which will become effective independent of the merger.

(b)   Reflects revised contractual vendor agreements due to the proposed merger.

(c)   Reflects the elimination of duplicative fund level fees due to the proposed merger.

(d)   Reflect revised contractual expense reductions due to the adoption of the New Fee Structure and the proposed merger.

Unaudited Pro Forma Financial Statements

JPMorgan U.S. Treasury Income Fund/One Group Government Bond Fund

Notes to Pro Forma Financial Statements (Unaudited)

1.     Basis of Combination:

The unaudited Pro Forma Combined Portfolio of Investments and Pro Forma Combined Statement of Assets and Liabilities reflect the accounts of JPMorgan U.S. Treasury Income Fund (“USTIF”) and One Group Government Bond Fund (“OGGBF”) as though the acquisition had been effective on June 30, 2004.  The Pro Forma Combining Statement of Operations has been prepared as though the acquisition had been in effect on July 1, 2003.

The Pro Forma Statements give effect to the proposed transfer of all assets and liabilities of USTIF in exchange for the shares of OGGBF as described in the plan of reorganization. If the reorganization is approved by the shareholders, the surviving fund, OGGBF, will be renamed JPMorgan Government Bond Fund.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of USTIF and OGGBF, which have been incorporated by reference from their respective Statements of Additional Information.

2.     Accounting Policies:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.     Tax Status

Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Funds' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of their distributable net investment income and net realized gains on investments. In addition, the Funds intend to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

4.     Valuation of Investments:

Purchased options and futures contracts are valued at the last sale price on the exchange on which they are primarily traded. Fixed income securities, other than convertible bonds, with a maturity of 61 days or more held by the Funds will be valued each day based on readily available market quotations received from independent or affiliated commercial pricing services. All short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method, which approximates market value. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Trustees. Valuations may be based upon current market prices of securities, which are comparable in coupon, rating, maturity and industry. It is possible that the estimated value may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material.

5.     Shares of Beneficial Interest:

Under the proposed reorganization, each shareholder of USTIF would receive shares of OGGBF with a value equal to their holding in USTIF.  Holders of USTIF Class A shares, Class B shares and Select shares would receive OGGBF Class A shares, Class B shares and Class I shares (renamed Select shares), respectively.  Therefore, as a result of the proposed reorganization, current shareholders of USTIF will become shareholders in OGGBF Class A shares, Class B shares and Select shares.

The Pro Forma net asset value per share assumes the issuance of additional shares of OGGBF, which would have been issued on June 30, 2004 in connection with the proposed reorganization.  The amount of additional shares assumed to be effected was calculated based on the June 30, 2004 net assets of USTIF and the net asset value per share of OGGBF.

Amount in thousands, except per share data:

	OGGBF Class A shares	OGGBF Class B shares	OGGBF Select shares
Pro Forma Increase in Shares	4,398	1,453	7,613
Pro Forma Net Assets 6/30/04	$44,679	$14,760	$77,268
Pro Forma Net Asset Value 6/30/04	$10.16	$10.16	$10.15

6.     Pro Forma Operations:

Certain expenses have been adjusted to reflect the expected expenses of the combined entity.  The adjustments are presented for the purpose of illustrating the effect of the adoption of a new fee structure implemented in connection with the overall reorganization of the JPMorgan Funds and One Group Funds and independent of the proposed merger (the “New Fee Structure”) as if the New Fee Structure had taken effect on July 1, 2003.  The merger adjustments represent those adjustments needed to present the results of operations of the combined OGGBF as if the proposed merger had taken effect on July 1, 2003.  The resulting Pro Forma Combined OGGBF Statement of Operations represents the pro forma results of operations as if both the New Fee Structure and proposed merger had taken effect on July 1, 2003.

The merger adjustments are based on the contractual agreements that will be in effect at February 19, 2005 (the proposed date for the reorganization) at the combined level of average net assets as if the reorganization had been effective on July 1, 2003.

JPMorgan Tax-Free Income Fund / One Group Tax-Free Bond Fund
Proforma Combined Portfolio of Investments	June 30, 2004
(Amounts in thousands)
(Unaudited)

JPMorgan Tax- Free Income Fund Principal Amount	One Group Tax- Fre Bond Fund Principal Amount	Pro forma JPMorgan Tax Free Bond Fund Principal Amount	Security Description	JPMorgan Tax- Fre Income Fund Value	One Group Tax- Fre Income Fund Value	Pro forma JPMorgan Tax Free Bond Fund Value

State and Municipal Obligations (97.7%)
Alabama (0.8%)
	$8,000	$8,000	Alabama State Public
			School & College Authority,
			Capital Improvement, Ser.
			C, Rev., 5.75%, 07/01/17		$8,833	$8,833
Alaska (0.9%)
	3,485	3,485	Alaska Energy Authority
			Bradley Lake, Fourth Ser.,
			Rev., FSA, 6.00%, 07/01/17		3,986	3,986
	3,915	3,915	Alaska Energy Authority,
			Bradley Lake, Fourth Ser.,
			Rev., FSA, 6.00%, 07/01/19		4,488	4,488
	2,000	2,000	Anchorage, Alaska, Ser. B
			GO, FGIC, 5.88%,		2,256	2,256
					10,730	10,730
Arizona (1.2%)
$2,450		$2,450	Arizona State
			Transportation Board,
			Highway, Sub Ser. A, Rev.,
			5.25%, 07/01/12	$2,704		2,704
5,000		5,000	Arizona State
			Transportation Board, Ser. A,
			Rev., GAN, 5.00%,
			07/01/13	5,395		5,395
	3,610	3,610	Pima County IDA, Charter
			Schools Project, Ser. A,
			Rev., 6.75%, 07/01/21		3,675	3,675
	1,090	1,090	Show Low IDA, Navapache
			Medical Center, Ser. A,
			Rev., 5.25%, 12/01/10		1,143	1,143
	1,170	1,170	Show Low IDA, Navapache
			Medical Center, Ser. A,
			Rev., 5.30%, 12/01/11		1,214	1,214
				8,099	6,032	14,131
California (14.3%)
	2,200	2,200	California Health Facilities
			Financing Authority, Marshall
			Medical Center, Ser. A,
			Rev., 5.00%, 11/01/24		2,093	2,093
	2,000	2,000	California Health Facilities
			Financing Authority, Marshall
			Medical Center, Ser. A,
			Rev., 5.00%, 11/01/29		1,863	1,863
6,000		6,000	California Infrastructure &
			Economic Development
			Bank, State Revolving
			Fund, Clean Water, Rev.,
			5.00%, 10/01/15	6,358		6,358
1,970		1,970	California State
			Department of
			Transportation, Federal
			Highway, Ser. A, Rev., GAB, FGIC, 5.00%, 02/01/14	2,120		2,120

See unaudited notes to pro forma financial statements.

JPMorgan Tax-Free Income Fund / One Group Tax-Free Bond Fund
Proforma Combined Portfolio of Investments	June 30, 2004
(Amounts in thousands)
(Unaudited)

JPMorgan Tax- Free Income Fund Principal Amount	One Group Tax- Fre Bond Fund Principal Amount	Pro forma JPMorgan Tax Free Bond Fund Principal Amount	Security Description	JPMorgan Tax- Fre Income Fund Value	One Group Tax- Fre Income Fund Value	Pro forma JPMorgan Tax Free Bond Fund Value

	4,000	4,000	California State
			Department of Water
			Resources, Power Supply,
			Ser. A, Rev., 5.38%, 05/01/17		4,293	4,293
5,750		5,750	California State
			Department of Water
			Resources, Power Supply,
			Ser. A, Rev., MBIA, 5.13%, 05/01/18	6,006		6,006
	3,000	3,000	California State
			Department of Water
			Resources, Power Supply,
			Ser. A, Rev., MBIA, 5.25%, 05/01/20		3,132	3,132
	2,750	2,750	California State Public
			Works Board, Department of
			Corrections, Ser. C, Rev.,
			5.50%, 06/01/21		2,843	2,843
	3,000	3,000	California State Public
			Works Board, Department of
			Mental Health, Ser. A,
			Rev., 5.50%, 06/01/21		3,148	3,148
3,500		3,500	California State, Economic
			Recovery, Ser. A, GO,
			FGIC, 5.25%, 07/01/14	3,847		3,847
20,000		20,000	California State, Economic
			Recovery, Ser. A, GO,
			MBIA, 5.00%, 07/01/15	21,369		21,369
	5,500	5,500	California State, Economic
			Recovery, Ser. A, Rev.,
			GO, 5.00%, 07/01/17		5,702	5,702
	4,000	4,000	California State, Economic
			Recovery, Ser. B, GO, Adj.,
			5.00%, 07/01/23		4,286	4,286
	3,000	3,000	California State, GO,
			5.25%, 02/01/18		3,145	3,145
	5,000	5,000	California State, GO,
			5.00%, 02/01/19		5,090	5,090
	5,000	5,000	California State, GO,
			5.00%, 02/01/32		4,794	4,794
2,000		2,000	California State, GO,
			MBIA, 6.50%, 11/01/09	2,316		2,316
5,605		5,605	California State, Various
			Purposes, GO, 5.13%,
			11/01/11	6,064		6,065
750		750	California State, Veterans
			Bonds, Ser. AM, GO, 9.00%,
			10/01/05	812		812
	4,000	4,000	California Statewide
			Communities Development
			Authority, Los Angeles
			Jewish Home, Rev., 5.25%,
			11/15/23		4,001	4,001
350		350	Chico Public Financing
			Authority, Tax Allocation,
			Merged Redevelopment
			Project Area, MBIA, 5.00%,
			04/01/19	359		359
430		430	Chino Valley Unified
			School District, California,
			Ser. A, GO, FSA, 5.38%, 08/01/18	462		462
1,000		1,000	Fullerton University
			Foundation, Auxiliary
			Organization, Ser. A, Rev.,
			MBIA, 5.75%, 07/01/30	1,061		1,061
	3,000	3,000	Golden State Tobacco
			Securitization Corp.,
			Tobacco Settlement, Ser. B,
			Rev., 5.63%, 06/01/20		3,057	3,057

See unaudited notes to pro forma financial statements.

JPMorgan Tax-Free Income Fund / One Group Tax-Free Bond Fund
Proforma Combined Portfolio of Investments	June 30, 2004
(Amounts in thousands)
(Unaudited)

JPMorgan Tax- Free Income Fund Principal Amount	One Group Tax- Fre Bond Fund Principal Amount	Pro forma JPMorgan Tax Free Bond Fund Principal Amount	Security Description	JPMorgan Tax- Fre Income Fund Value	One Group Tax- Fre Income Fund Value	Pro forma JPMorgan Tax Free Bond Fund Value

	3,250	3,250	Golden State Tobacco
			Securitization Corp.,
			Tobacco Settlement, Ser. B,
			Rev., 5.75%, 06/01/21		3,346	3,346
4,000		4,000	Los Angeles Harbor
			Department, Rev., Prerefunded,
			7.60%, 10/01/18	4,969		4,969
3,000		3,000	Modesto Irrigation District
			Financing Authority, Ser. A,
			Rev., MBIA, 6.00%,
			10/01/15	3,290		3,290
1,465		1,465	Orange County
			Development Agency, Tax
			Allocation, Santa Anna
			Heights Project Area,
			AMBAC, 5.25%, 09/01/15	1,565		1,565
1,965		1,965	Orange County
			Development Agency, Tax
			Allocation, Santa Anna
			Heights Project Area,
			AMBAC, 5.25%, 09/01/16	2,107		2,107
2,120		2,120	Orange County
			Development Agency, Tax
			Allocation, Santa Anna
			Heights Project Area,
			AMBAC, 5.25%, 09/01/17	2,257		2,257
	4,900	4,900	Orange County, Recovery,
			Ser. A, COP, MBIA, 5.70%,
			07/01/10		5,303	5,303
	5,315	5,315	Orange County, Recovery,
			Ser. A, COP, MBIA, 5.80%,
			07/01/16		5,733	5,733
2,510		2,510	Riverside, California,
			Electric, Rev., FSA, 5.25%,
			10/01/15	2,685		2,685
4,135		4,135	Rocklin Unified School
			District, GO, FGIC, 3.56%,
			08/01/19	1,922		1,922
2,985		2,985	Rocklin Unified School
			District, GO, FGIC, 3.52%,
			08/01/20	1,298		1,298
5,010		5,010	Rocklin Unified School
			District, GO, FGIC, 3.43%,
			08/01/22	1,903		1,903
	1,500	1,500	Sacramento Cogeneration
			Authority, Procter & Gamble
			Project, Rev., 7.00%,
			07/01/05		1,573	1,573
	2,500	2,500	Sacramento Cogeneration
			Authority, Procter & Gamble
			Project, Rev., 6.20%,
			07/01/06		2,634	2,634
	6,650	6,650	San Bernardino City
			Unified School District, Ser.
			A, GO, FGIC, 5.75%, 08/01/19		7,331	7,331
2,000		2,000	San Jose Evergreen
			Community College District,
			Ser. A, GO, AMBAC,
			5.25%, 09/01/17	2,132		2,132
360		360	San Mateo County
			Transportation District, Sales
			Tax, Ser. A, Rev., MBIA,
			5.25%, 06/01/19	389		389
2,000		2,000	South Orange County
			Public Financing Authority,
			Foothill Area, Ser. A, Special
			Tax, FGIC, 5.25%, 08/15/17	2,139		2,139

See unaudited notes to pro forma financial statements.

JPMorgan Tax-Free Income Fund / One Group Tax-Free Bond Fund
Proforma Combined Portfolio of Investments	June 30, 2004
(Amounts in thousands)
(Unaudited)

JPMorgan Tax- Free Income Fund Principal Amount	One Group Tax- Fre Bond Fund Principal Amount	Pro forma JPMorgan Tax Free Bond Fund Principal Amount	Security Description	JPMorgan Tax- Fre Income Fund Value	One Group Tax- Fre Income Fund Value	Pro forma JPMorgan Tax Free Bond Fund Value

3,880		3,880	South Orange County
			Public Financing Authority,
			Foothill Area, Ser. A, Special
			Tax, FGIC, 5.25%, 08/15/19	4,097		4,097
5,250		5,250	Southern California Public
			Power Authority, San Juan
			Power, Power Project, Ser.
			B, Adj., Rev., FSA, 5.25%,
			01/01/20	5,657		5,657
6,030		6,030	Southern California Public
			Power Authority, San Juan
			Unit 3, Power Project, Ser.
			A, Rev., FSA, 5.50%,
			01/01/14	6,721		6,721
				93,905	73,367	167,273
Colorado (2.0%)
630		630	Colorado Department of
			Transportation, Ser. A, Rev., RAN, FGIC, 5.00%,
			12/15/16	670		670
200		200	Colorado Department of
			Transportation, Ser. B, Rev.,
			RAN, FGIC, 5.00%,
			12/15/14	215		215
1,210		1,210	Colorado Department of
			Transportation, Ser. B, Rev.,
			RAN, FGIC, 5.00%,
			12/15/15	1,296		1,296
1,045		1,045	Colorado Water Resources
			& Power Development
			Authority, Drinking Water,
			Ser. A, Rev., 5.25%,
			09/01/11	1,140		1,140
2,000		2,000	Denver City & County,
			Airport, Ser. A, Rev.,
			AMBAC, 6.00%, 11/15/17	2,155		2,155
	6,925	6,925	Denver City & County,
			Ser. D, Rev., AMBAC,
			7.75%, 11/15/13		8,391	8,391
2,000		2,000	Douglas County School
			District No. Re-1 Douglas &
			Elbert Counties, GO, FGIC,
			5.75%, 12/15/19	2,234		2,234
	10,000	10,000	E-470 Public Highway
			Authority, Capital
			Appreciation, Ser. B, Rev.,
			MBIA, 0.00%, 09/01/22		3,778	3,778
2,950		2,950	Platte River Power
			Authority, Ser. DD, Rev.,
			MBIA, 6.00%, 06/01/06	3,157		3,157
				10,867	12,169	23,036
Connecticut (1.3%)
1,375		1,375	Connecticut State
			Development Authority,
			PCR, Ser. A, Rev., Adj.,
			AMBAC, 3.35%, 05/01/31	1,358		1,358
5,900		5,900	Connecticut State,
			Transportation
			Infrastructure, Special Tax
			Obligation, Ser. B, Rev.,
			FSA, 5.50%, 11/01/07	6,429		6,429
1,425		1,425	Waterbury, Connecticut,
			Ser. A, GO, FSA, 5.50%,
			04/01/14	1,564		1,564

See unaudited notes to pro forma financial statements.

JPMorgan Tax-Free Income Fund / One Group Tax-Free Bond Fund
Proforma Combined Portfolio of Investments	June 30, 2004
(Amounts in thousands)
(Unaudited)

JPMorgan Tax- Free Income Fund Principal Amount	One Group Tax- Fre Bond Fund Principal Amount	Pro forma JPMorgan Tax Free Bond Fund Principal Amount	Security Description	JPMorgan Tax- Fre Income Fund Value	One Group Tax- Fre Income Fund Value	Pro forma JPMorgan Tax Free Bond Fund Value

5,055		5,055	Waterbury, Connecticut,
			Ser. A, GO, FSA, 5.50%,
			04/01/15	5,503		5,503
				14,854		14,854
Delaware (0.5%)
5,000		5,000	Delaware State Economic
			Development Authority,
			Osteopathic Hospital
			Association of Delaware,
			Ser. A, Rev., Prerefunded, 6.90%,
			01/01/18	6,035		6,035
District of Columbia (0.7%)
	4,205	4,205	District of Columbia
			Tobacco Settlement
			Financing Corp., Tobacco
			Settlement, Rev., 6.25%,
			05/15/24		3,799	3,799
	3,965	3,965	District of Columbia, Ser.
			B, GO, MBIA, 6.00%,		4,575	4,575
					8,374	8,374
Florida (2.3%)
3,000		3,000	Florida State Division of
			Bond Finance, General
			Services, Department of
			Environmental Protection &
			Preservation, Ser. 2000-A,
			Rev., FGIC, 5.38%,
			07/01/11	3,261		3,261
	5,000	5,000	Highlands County Health
			Facilities Authority,
			Adventist/Sunbelt, Ser. A,
			Rev., 6.00%, 11/15/31		5,172	5,172
3,205		3,205	Hillsborough County
			Aviation Authority, Tampa
			International Airport, Ser. B,
			Rev., FGIC, 6.00%,
			10/01/18	3,644		3,644
3,750		3,750	Lakeland, Florida, Electric
			& Water, First Lien, Ser. B,
			Rev., FSA, 6.05%, 10/01/14	4,368		4,368
3,830		3,830	Orange County Health
			Facilities Authority, Ser. A,
			Rev., Prerefunded, MBIA, 6.25%,
			10/01/12	4,515		4,515
1,295		1,295	Orange County Health
			Facilities Authority, Ser. A,
			Rev., MBIA, 6.25%,
			10/01/12	1,498		1,498
1,630		1,630	Orange County Health
			Facilities Authority, Ser. C,
			Rev., Prerefunded, MBIA, 6.25%,
			10/01/12	1,921		1,921
680		680	Orange County Health
			Facilities Authority, Ser. C,
			Rev., MBIA, 6.25%,
			10/01/12	787		787
495		495	Orange County, Tourist
			Development, Ser. A, Rev.,
			Prerefunded, AMBAC, 6.50%,
			10/01/10	500		500
	500	500	Santa Rosa Bay Bridge
			Authority, Rev., MBIA,
			3.72%, 07/01/19		237	237

See unaudited notes to pro forma financial statements.

JPMorgan Tax-Free Income Fund / One Group Tax-Free Bond Fund
Proforma Combined Portfolio of Investments	June 30, 2004
(Amounts in thousands)
(Unaudited)

JPMorgan Tax- Free Income Fund Principal Amount	One Group Tax- Fre Bond Fund Principal Amount	Pro forma JPMorgan Tax Free Bond Fund Principal Amount	Security Description	JPMorgan Tax- Fre Income Fund Value	One Group Tax- Fre Income Fund Value	Pro forma JPMorgan Tax Free Bond Fund Value

	2,255	2,255	Santa Rosa Bay Bridge
			Authority, Rev., MBIA,
			3.64%, 07/01/20		1,003	1,003
				20,494	6,412	26,906
Georgia (4.6%)
10,000		10,000	Dalton Development
			Authority, Rev., MBIA,
			5.50%, 08/15/26	10,637		10,637
7,125		7,125	De Kalb County Housing
			Authority, Apartment
			Development, Fox Hollow
			Apartments, Rev., Prerefunded,
			7.00%, 08/15/22	7,931		7,931
1,000		1,000	De Kalb County, Water &
			Sewer Systems, Rev.,
			5.25%, 10/01/11	1,098		1,098
	1,500	1,500	Fairburn, Georgia,
			Combined Utilities, Rev.,
			5.75%, 10/01/20		1,548	1,548
	4,000	4,000	Forsyth County School
			District, GO, 5.75%,
			02/01/17		4,433	4,433
	3,700	3,700	Forsyth County School
			District, GO, 5.75%,
			02/01/19		4,079	4,079
	4,500	4,500	Georgia Municipal Electric
			Authority, Ser. BB, Rev.,
			MBIA, 5.25%, 01/01/25		4,710	4,710
	2,490	2,490	Georgia Municipal Electric
			Authority, Ser. C, Rev.,
			MBIA, 5.25%, 01/01/25		2,607	2,607
	260	260	Georgia State Housing &
			Finance Authority, Single
			Family Mortgage, Sub Ser.
			B-1, Rev., 6.10%, 12/01/12		269	269
15		15	Georgia State Residential
			Finance Authority, Single
			Family Mortgage, Ser. A,
			Rev., 8.40%, 12/01/18	15		15
10,485		10,485	Metropolitan Atlanta Rapid
			Transportation Authority,
			Sales Tax, Ser. P, Rev.,
			AMBAC, 6.25%, 07/01/20	12,494		12,494
3,110		3,110	Savannah Economic
			Development Authority,
			College of Art & Design, Inc.
			Project, Rev., 6.60%,
			10/01/15	3,629		3,629
				35,804	17,646	53,450
Hawaii (0.5%)
5,000		5,000	Honolulu City & County,
			Ser. A, GO, 7.35%,
			07/01/08	5,811		5,811
Idaho (0.2%)
135		135	Nez Perce County School
			District No. 341, GO, 5.00%,
			08/15/11	146		146
	2,320	2,320	University of Idaho,
			Recreation Center Project,
			Rev., FSA, 6.00%,		2,601	2,601
				146	2,601	2,747

See unaudited notes to pro forma financial statements.

JPMorgan Tax-Free Income Fund / One Group Tax-Free Bond Fund
Proforma Combined Portfolio of Investments	June 30, 2004
(Amounts in thousands)
(Unaudited)

JPMorgan Tax- Free Income Fund Principal Amount	One Group Tax- Fre Bond Fund Principal Amount	Pro forma JPMorgan Tax Free Bond Fund Principal Amount	Security Description	JPMorgan Tax- Fre Income Fund Value	One Group Tax- Fre Income Fund Value	Pro forma JPMorgan Tax Free Bond Fund Value

Illinois (6.0%)
200		200	Chicago Board of
			Education, Ser. A, GO,
			MBIA, 5.00%, 12/01/14	214		214
400		400	Chicago Board of
			Education, Ser. A, GO,
			MBIA, 5.00%, 12/01/15	424		424
770		770	Chicago Board of
			Education, Ser. A, GO,
			MBIA, 5.00%, 12/01/16	813		813
530		530	Chicago Board of
			Education, Ser. A, GO,
			MBIA, 5.00%, 12/01/17	556		556
500		500	Chicago Board of
			Education, Ser. A, GO,
			MBIA, 5.00%, 12/01/18	528		528
	5,000	5,000	Chicago O’Hare
			International Airport,
			Passenger Facilities charge,
			Ser. A, Rev., AMBAC,
			5.63%, 01/01/13		5,318	5,318
	5,000	5,000	Chicago O’Hare
			International Airport,
			Passenger Facilities Charge,
			Ser. A, Rev., AMBAC,
			5.63%, 01/01/14		5,318	5,318
	1,750	1,750	Chicago Public Building
			Commission, Ser. A, Rev.,
			Prerefunded, MBIA, 7.00%, 01/01/20		2,218	2,218
3,990		3,990	Cook County Community
			High School District No.
			219, Niles Township, GO,
			FGIC, 8.00%, 12/01/15	5,292		5,292
5,400		5,400	Cook County, Ser. B, GO,
			MBIA, 5.00%, 11/15/11	5,806		5,806
	1,000	1,000	Illinois Health Facilities
			Authority, BroMenn
			Healthcare, Inc., Rev.,
			FGIC, 6.00%, 08/15/05		1,046	1,046
	1,000	1,000	Illinois Health Facilities
			Authority, Northwestern
			Memorial Hospital, Ser. A,
			Rev., Prerefunded, 5.60%, 08/15/06		1,025	1,025
	3,985	3,985	Illinois Health Facilities
			Authority, Rev., 5.50%,
			08/01/20		4,288	4,288
2,330		2,330	Illinois Housing
			Development Authority,
			Multi-Family Housing, Ser.
			1991-A, Rev., 8.25%, 07/01/16	2,382		2,382
	1,835	1,835	Illinois Housing
			Development Authority,
			Multi-family Housing, Ser. 3,
			Rev., 6.10%, 09/01/13		1,861	1,861
	4,725	4,725	Illinois State, Sales Tax,
			Ser. P, Rev., 6.50%,
			06/15/22		5,694	5,694
	7,000	7,000	Metropolitan Pier &
			Exposition Authority,
			McCormick Plan Expansion
			Project, Rev., FGIC, 5.50%,
			12/15/24		7,342	7,342
2,425		2,425	Regional Transportation
			Authority, Rev., MBIA,
			6.25%, 07/01/15	2,837		2,837

See unaudited notes to pro forma financial statements.

JPMorgan Tax-Free Income Fund / One Group Tax-Free Bond Fund
Proforma Combined Portfolio of Investments	June 30, 2004
(Amounts in thousands)
(Unaudited)

JPMorgan Tax- Free Income Fund Principal Amount	One Group Tax- Fre Bond Fund Principal Amount	Pro forma JPMorgan Tax Free Bond Fund Principal Amount	Security Description	JPMorgan Tax- Fre Income Fund Value	One Group Tax- Fre Income Fund Value	Pro forma JPMorgan Tax Free Bond Fund Value

	6,000	6,000	Regional Transportation
			Authority, Rev., MBIA,
			6.50%, 07/01/30		7,277	7,277
9,000		9,000	State of Illinois, First Ser.,
			GO, MBIA, 5.13%, 10/01/11	9,820		9,820
				28,672	41,387	70,059
Indiana (3.8%)
	150	150	Ball State University, Ser.
			H, Rev., FGIC, 6.15%,
			07/01/05		157	157
	1,550	1,550	Beech Grove School
			Building Corp., First
			Mortgage, Rev., MBIA,
			6.25%, 07/05/16		1,806	1,806
	2,000	2,000	East Allen Elementary
			School Building Corp., First
			Mortgage, Rev., FSA,
			5.88%, 07/01/12		2,173	2,173
	1,000	1,000	Evansville-Vanderburgh
			County Building Authority,
			Rev., Prerefunded, MBIA, 5.80%,
			08/01/16		1,092	1,092
	500	500	Franklin Community
			Schools Building Corp., First
			Mortgage, Rev., 5.85%,
			07/15/11		544	544
	2,000	2,000	Franklin Community
			Schools Building Corp., First
			Mortgage, Rev., 6.00%,
			01/15/13		2,180	2,180
	750	750	Indiana Educational
			Facilities Authority, Rev.,
			MBIA, 6.00%, 06/01/15		813	813
	1,000	1,000	Indiana Health Facilities
			Financing Authority, Clarian
			Health Partners, Inc., Ser.
			A, Rev., 5.50%, 02/15/16		1,036	1,036
	1,000	1,000	Indiana Health Facilities
			Financing Authority,
			Methodist Hospital, Ser. A,
			Rev., Prerefunded, 6.00%, 09/01/05		1,049	1,049
	495	495	Indiana Housing Finance
			Authority, Multi-unit
			Mortgage, Rev., 6.60%,
			01/01/12		501	501
	3,000	3,000	Indiana Municipal Power
			Agency, Power Supply, Ser.
			B, Rev., MBIA, 5.50%,
			01/01/16		3,317	3,317
	220	220	Indiana Recreation
			Development Commission,
			Ser. A, Rev., 6.00%,
			07/01/09		223	223
	280	280	Indiana Recreation
			Development Commission,
			Ser. A, Rev., Prerefunded, 6.00%,
			07/01/09		283	283
	200	200	Indiana State University,
			Rev., Prerefunded, 6.60%, 07/01/04		200	200
	335	335	Indiana State Vocational
			Technical College, Ser. B,
			Rev., Prerefunded, AMBAC, 5.90%,
			07/01/06		349	349

See unaudited notes to pro forma financial statements.

JPMorgan Tax-Free Income Fund / One Group Tax-Free Bond Fund
Proforma Combined Portfolio of Investments	June 30, 2004
(Amounts in thousands)
(Unaudited)

JPMorgan Tax- Free Income Fund Principal Amount	One Group Tax- Fre Bond Fund Principal Amount	Pro forma JPMorgan Tax Free Bond Fund Principal Amount	Security Description	JPMorgan Tax- Fre Income Fund Value	One Group Tax- Fre Income Fund Value	Pro forma JPMorgan Tax Free Bond Fund Value

	665	665	Indiana State Vocational
			Technical College, Ser. B,
			Rev., AMBAC, 5.90%,
			07/01/06		690	690
	3,115	3,115	Indiana Transportation
			Finance Authority, Highway,
			Ser. A, Rev., 7.25%,
			06/01/15		3,851	3,851
	8,750	8,750	Indiana Transportation
			Finance Authority, Highway,
			Ser. A, Rev., 6.80%,
			12/01/16		10,606	10,606
	885	885	Indiana Transportation
			Finance Authority, Highway,
			Ser. A, Rev., Prerefunded, 7.25%,
			06/01/15		1,061	1,061
	500	500	Indiana Transportation
			Finance Authority, Ser. A,
			Rev., 6.00%, 11/01/14		519	519
	755	755	Indiana Transportation
			Finance Authority, Ser. A,
			Rev., 6.25%, 11/01/16		764	764
	5,000	5,000	Indiana University, Ser. K,
			Rev., MBIA, 5.88%,
			08/01/20		5,275	5,275
	100	100	Indianapolis, Indiana,
			Utilities, Rev., Prerefunded, 7.00%,
			06/01/08		107	107
	200	200	Lafayette Redevelopment
			Authority, Economic
			Development, Rev., Prerefunded,
			MBIA, 6.70%, 02/01/10		205	205
	255	255	Lafayette Redevelopment
			Authority, Economic
			Development, Rev., Prerefunded,
			MBIA, 6.80%, 08/01/10		261	261
	275	275	Merrillville Multi School
			Building Corp., First
			Mortgage, Rev., MBIA,
			6.45%, 07/01/04		275	275
	900	900	South Bend Community
			School Corp., First
			Mortgage, Rev., Prerefunded, FSA,
			5.70%, 08/01/17		990	990
	1,500	1,500	South Bend Community
			School Corp., First
			Mortgage, Rev., Prerefunded, FSA,
			5.70%, 08/01/19		1,651	1,651
	710	710	South Newton School
			Building Corp., First
			Mortgage, Rev., MBIA,
			5.80%, 07/15/12		740	740
	1,180	1,180	Vincennes Community
			School Building Corp., First
			Mortgage, Rev., FSA,
			6.00%, 07/01/09		1,285	1,285
	1,000	1,000	Whitko Middle School
			Building Corp., First
			Mortgage, Rev., FSA,
			5.88%, 07/15/12		1,094	1,094
					45,097	45,097

See unaudited notes to pro forma financial statements.

JPMorgan Tax-Free Income Fund / One Group Tax-Free Bond Fund
Proforma Combined Portfolio of Investments	June 30, 2004
(Amounts in thousands)
(Unaudited)

JPMorgan Tax- Free Income Fund Principal Amount	One Group Tax- Fre Bond Fund Principal Amount	Pro forma JPMorgan Tax Free Bond Fund Principal Amount	Security Description	JPMorgan Tax- Fre Income Fund Value	One Group Tax- Fre Income Fund Value	Pro forma JPMorgan Tax Free Bond Fund Value

Iowa (0.5%)
5,000		5,000	Muscatine, Iowa, Electric,
			Ser. A, Rev., AMBAC,
			5.50%, 01/01/11	5,518		5,518
Kentucky (0.6%)
	2,000	2,000	Jefferson County,
			Louisville Medical Center,
			Rev., 5.50%, 05/01/22		2,020	2,020
1,000		1,000	Louisville & Jefferson
			Counties Metropolitan Sewer
			District, Sewer & Drain
			System, Ser. A, Rev., Prerefunded,
			AMBAC, 6.50%, 05/15/24	1,039		1,039
	4,090	4,090	Louisville & Jefferson
			County Metropolitan Sewer
			District, Ser. A, Rev., FGIC,
			5.63%, 05/15/17		4,497	4,497
				1,039	6,517	7,556
Louisiana (2.9%)
	7,970	7,970	Baton Rouge, Louisiana,
			Sales & Use Tax, Public
			Improvements, Ser. A,
			Rev., FGIC, 5.25%, 08/01/12		8,647	8,647
1,500		1,500	Louisiana State, Gas &
			Fuels Tax, Ser. A, Rev.,
			AMBAC, 5.38%, 06/01/15	1,628		1,628
2,000		2,000	Louisiana State, Gas &
			Fuels Tax, Ser. A, Rev.,
			AMBAC, 5.38%, 06/01/18	2,135		2,135
1,040		1,040	Louisiana State, Gas &
			Fuels Tax, Ser. A, Rev.,
			AMBAC, 5.38%, 06/01/19	1,104		1,104
1,000		1,000	Orleans Parish School
			Board, Rev., Prerefunded,
			MBIA, 8.90%, 02/01/07	1,159		1,159
2,635		2,635	Saint Bernard Parish,
			Louisiana, Sales & Use Tax,
			Rev., FSA, 5.00%, 03/01/16	2,795		2,795
2,745		2,745	Saint Bernard Parish,
			Louisiana, Sales & Use Tax,
			Rev., FSA, 5.00%, 03/01/17	2,896		2,896
2,860		2,860	Saint Bernard Parish,
			Louisiana, Sales & Use Tax,
			Rev., FSA, 5.00%, 03/01/18	2,999		2,999
2,955		2,955	Saint Bernard Parish,
			Louisiana, Sales & Use Tax,
			Rev., FSA, 5.00%, 03/01/19	3,078		3,078
	3,915	3,915	Shreveport, Louisiana, Ser.
			A, GO, FGIC, 5.25%,
			05/01/15		4,152	4,152
	3,690	3,690	Shreveport, Louisiana, Ser.
			A, GO, FGIC, 5.25%,
			05/01/16		3,913	3,913
				17,794	16,712	34,506
Maryland (0.2%)
	2,250	2,250	Maryland State Community
			Development Administration
			Department of Housing and
			Community Development,
			Single Family Housing, First
			Ser., Rev., 6.20%,		2,319	2,319

See unaudited notes to pro forma financial statements.

JPMorgan Tax-Free Income Fund / One Group Tax-Free Bond Fund
Proforma Combined Portfolio of Investments	June 30, 2004
(Amounts in thousands)
(Unaudited)

JPMorgan Tax- Free Income Fund Principal Amount	One Group Tax- Fre Bond Fund Principal Amount	Pro forma JPMorgan Tax Free Bond Fund Principal Amount	Security Description	JPMorgan Tax- Fre Income Fund Value	One Group Tax- Fre Income Fund Value	Pro forma JPMorgan Tax Free Bond Fund Value

Massachusetts (2.8%)
1,075		1,075	Auburn, Massachusetts,
			GO, AMBAC, 5.13%,
			06/01/17	1,136		1,136
1,125		1,125	Auburn, Massachusetts,
			GO, AMBAC, 5.13%,
			06/01/18	1,186		1,186
1,340		1,340	Auburn, Massachusetts,
			GO, AMBAC, 5.13%,
			06/01/22	1,383		1,383
1,400		1,400	Auburn, Massachusetts,
			GO, AMBAC, 5.13%,
			06/01/23	1,437		1,437
	4,185	4,185	Massachusetts Bay
			Transportation Authority,
			General Transportation
			Sytstems, Ser. A, Rev., Prerefunded,
			FGIC, 5.50%, 03/01/16		4,654	4,654
	990	990	Massachusetts Housing
			Finance Agency, Single
			Family Housing, Ser. 47,
			Rev., AMBAC, 6.00%,
			12/01/15		993	993
	2,265	2,265	Massachusetts State
			Industrial Finance Agency,
			St. Marks School Issue,
			Rev., MBIA, 6.00%,
			01/01/15		2,425	2,425
8,425		8,425	Massachusetts State Port
			Authority, Ser. B, Rev.,
			FSA, 5.50%, 07/01/13	8,944		8,944
7,890		7,890	Massachusetts State,
			CONS, Ser. C, GO, 5.25%,
			12/01/07	8,508		8,508
1,000		1,000	New England Education
			Loan Marketing Corp.,
			Student Loan, Sub-Issue H,
			Rev., 6.90%, 11/01/09	1,115		1,115
1,245		1,245	Pittsfield, Massachusetts,
			GO, MBIA, 5.13%,	1,280		1,280
				24,989	8,072	33,061
Michigan (0.7%)
	1,500	1,500	Caledonia Community
			Schools, GO, Prerefunded, MBIA,
			5.85%, 05/01/22		1,635	1,635
	1,475	1,475	Michigan State Housing
			Development Authority, Ser.
			D, Rev., 5.95%, 12/01/16		1,546	1,546
5,000		5,000	Michigan Strategic Fund,
			Detroit Edison Co., Ser. CC,
			Rev., Adj., AMBAC, 4.85%,
			09/01/30	5,230		5,230
				5,230	3,181	8,411
Minnesota (0.4%)
	4,125	4,125	Minnesota Housing Finance
			Agency, Rental Housing,
			Ser. D, Rev., MBIA, 5.90%,
			08/01/15		4,231	4,231
Mississippi (0.8%)
	7,940	7,940	Mississippi Development
			Bank Special Obligation,
			Water & Sewer, Rev., FSA,
			6.00%, 07/01/20		8,950	8,950

See unaudited notes to pro forma financial statements.

JPMorgan Tax-Free Income Fund / One Group Tax-Free Bond Fund
Proforma Combined Portfolio of Investments	June 30, 2004
(Amounts in thousands)
(Unaudited)

JPMorgan Tax- Free Income Fund Principal Amount	One Group Tax- Fre Bond Fund Principal Amount	Pro forma JPMorgan Tax Free Bond Fund Principal Amount	Security Description	JPMorgan Tax- Fre Income Fund Value	One Group Tax- Fre Income Fund Value	Pro forma JPMorgan Tax Free Bond Fund Value

Missouri (0.1%)
1,105		1,105	Sikeston, Missouri,
			Electric, Rev., MBIA, 6.00%,
			06/01/16	1,282		1,282
Nevada (1.5%)
	5,145	5,145	Clark County, IDR,
			Nevada Power Co. Project,
			Ser. C, Rev., AMBAC,
			7.20%, 10/01/22		5,344	5,344
	12,000	12,000	Director of the State of
			Nevada Department of
			Business & Industry, Las
			Vegas Monorail, Rev.,
			AMBAC, 4.09%, 01/01/16		6,803	6,803
	6,000	6,000	Truckee Meadows Water
			Authority, Water, Ser. A,
			Rev., FSA, 5.00%,
			07/01/25		5,981	5,981
					18,128	18,128
New Jersey (5.2%)
4,200		4,200	Freehold Regional High
			School District, GO, Prerefunded,
			FGIC, 5.60%, 03/01/16	4,690		4,690
9,000		9,000	Garden State Preservation
			Trust, Open Space &
			Farmland, Ser. A, Rev.,
			FSA, 5.80%, 11/01/22	9,339		9,339
5,215		5,215	New Jersey Economic
			Development Authority,
			Educational Testing Service,
			Ser. B, Rev., Prerefunded, MBIA,
			6.25%, 05/15/25	5,526		5,526
2,290		2,290	New Jersey Economic
			Development Authority,
			Public Schools Small Project
			Loan Program, Rev.,
			5.00%, 08/15/12	2,476		2,476
1,500		1,500	New Jersey State
			Educational Facilities
			Authority, Fairleigh
			Dickinson University, Ser.
			G, Rev., 5.70%, 07/01/28	1,479		1,479
5,000		5,000	New Jersey State Highway
			Authority, Garden State
			Parkway, Rev., Prerefunded, 6.20%,
			01/01/10	5,612		5,612
350		350	New Jersey State, Various
			Purposes, GO, AMBAC,
			5.00%, 04/01/14	377		377
420		420	New Jersey State, Various
			Purposes, GO, AMBAC,
			5.00%, 04/01/15	452		452
475		475	New Jersey State, Various
			Purposes, GO, AMBAC,
			5.00%, 04/01/16	507		507
545		545	New Jersey State, Various
			Purposes, GO, AMBAC,
			5.00%, 04/01/17	578		578
1,000		1,000	New Jersey Transportation
			Trust Fund Authority,
			Transportation Systems,
			Ser. A, Rev., 5.75%, 06/15/15	1,125		1,125
	9,000	9,000	New Jersey Transportation
			Trust Fund Authority,
			Transportation Systems,
			Ser. B, Rev., 5.25%, 06/15/12		9,720	9,720

See unaudited notes to pro forma financial statements.

JPMorgan Tax-Free Income Fund / One Group Tax-Free Bond Fund
Proforma Combined Portfolio of Investments	June 30, 2004
(Amounts in thousands)
(Unaudited)

JPMorgan Tax- Free Income Fund Principal Amount	One Group Tax- Fre Bond Fund Principal Amount	Pro forma JPMorgan Tax Free Bond Fund Principal Amount	Security Description	JPMorgan Tax- Fre Income Fund Value	One Group Tax- Fre Income Fund Value	Pro forma JPMorgan Tax Free Bond Fund Value

3,125		3,125	New Jersey Transportation
			Trust Fund Authority,
			Transportation Systems,
			Ser. B, Rev., MBIA, 6.50%,
			06/15/10	3,631		3,631
15,000		15,000	New Jersey Transportation
			Trust Fund Authority,
			Transportation Systems,
			Ser. C, Rev., 5.50%,	16,097		16,097
				51,889	9,720	61,609
New Mexico (0.3%)
1,555		1,555	Los Alamos County, Inc.,
			Utility System, Ser. A,
			Rev., FSA, 5.00%, 07/01/13	1,678		1,678
	1,795	1,795	New Mexico Mortgage
			Finance Authority, Single
			Family Mortgage, Rev.,
			5.90%, 07/01/16		1,881	1,881
				1,678	1,881	3,559
New York (18.0%)
	3,000	3,000	Metropolitan Transportation
			Authority, Ser. A, Rev.,
			5.13%, 01/01/24		3,022	3,022
2,850		2,850	New York City Municipal
			Water Finance Authority,
			Water & Sewer Systems,
			Ser. A, Rev., 5.75%,
			06/15/30	2,995		2,995
	565	565	New York City Municipal
			Water Financing Authority,
			Ser. B, Rev., 6.00%,
			06/15/33		639	639
	2,305	2,305	New York City Transitional
			Finance Authority, Future
			Tax Secured, Second B,
			Rev., 5.50%, 02/01/15		2,493	2,493
	695	695	New York City Transitional
			Finance Authority, Future
			Tax Secured, Second B,
			Rev., Prerefunded, 5.50%, 02/01/15		781	781
13,000		13,000	New York City Transitional
			Finance Authority, Future
			Tax Secured, Ser. A, Rev.,
			Adj., 5.50%, 11/01/26	14,242		14,242
	3,000	3,000	New York City Transitional
			Finance Authority, Future
			Tax Secured, Ser. B, Rev.,
			Adj., 5.25%, 02/01/29		3,232	3,232
8,000		8,000	New York City Transitional
			Finance Authority, Future
			Tax Secured, Ser. C, Rev.,
			5.50%, 11/01/24	8,352		8,352
9,000		9,000	New York City Transitional
			Finance Authority, Future
			Tax Secured, Ser. C, Rev.,
			Prerefunded, 5.50%, 11/01/29	10,130		10,130
	6,785	6,785	New York City, New York,
			Ser. A, GO, 6.00%,		7,402	7,402
			05/15/18
3,675		3,675	New York City, New York,
			Ser. B, GO, MBIA, 6.50%,
			08/15/10	4,261		4,261

See unaudited notes to pro forma financial statements.

JPMorgan Tax-Free Income Fund / One Group Tax-Free Bond Fund
Proforma Combined Portfolio of Investments	June 30, 2004
(Amounts in thousands)
(Unaudited)

JPMorgan Tax- Free Income Fund Principal Amount	One Group Tax- Fre Bond Fund Principal Amount	Pro forma JPMorgan Tax Free Bond Fund Principal Amount	Security Description	JPMorgan Tax- Fre Income Fund Value	One Group Tax- Fre Income Fund Value	Pro forma JPMorgan Tax Free Bond Fund Value

	3,500	3,500	New York City, New York,
			Ser. F, GO, 5.25%,
			08/01/16		3,715	3,715
18,140		18,140	New York City, New York,
			Ser. F, GO, 6.00%,
			01/15/18	19,917		19,917
2,900		2,900	New York Convention
			Center Operating Corp.,
			Yale Building Acquisition
			Project, COP, 5.25%, 06/01/08	2,973		2,973
	2,000	2,000	New York Municipal Bond
			Bank Agency, Special
			School Purpose, Ser. C,
			Rev., 5.25%, 06/01/21		2,052	2,052
	2,000	2,000	New York Municipal Bond
			Bank Agency, Special
			School Purpose, Ser. C,
			Rev., 5.25%, 12/01/21		2,052	2,052
5,000		5,000	New York State Dormitory
			Authority, City University
			System, CONS, Ser. A,
			Rev., FSA, 5.75%, 07/01/13	5,677		5,677
	1,450	1,450	New York State Dormitory
			Authority, City University,
			Rev., 5.88%, 07/01/08		1,552	1,552
	3,550	3,550	New York State Dormitory
			Authority, City University,
			Rev., Prerefunded, 5.88%, 07/01/08		3,878	3,878
	3,000	3,000	New York State Dormitory
			Authority, City University,
			Ser. A, Rev., FGIC, 5.13%,
			07/01/21		3,070	3,070
2,000		2,000	New York State Dormitory
			Authority, Pratt Institute,
			Rev., 6.00%, 07/01/28	2,134		2,134
6,000		6,000	New York State Energy
			Research & Development
			Authority, PCR, Niagara
			Mohawk Power Corp., Ser.
			A, Rev., FGIC, 7.20%,
			07/01/29	6,120		6,120
9,345		9,345	New York State
			Environmental Facilities
			Corp., State Water
			Revolving Fund, Ser. D,
			Rev., 5.38%, 06/15/19	10,009		10,009
7,270		7,270	New York State
			Environmental Facilities
			Corp., State Water
			Revolving Fund, Sub Ser. E,
			Rev., 5.38%, 06/15/17	7,767		7,767
7,135		7,135	New York State
			Environmental Facilities
			Corp., State Water
			Revolving Fund, Sub Ser. E,
			Rev., 5.38%, 06/05/18	7,608		7,608
115		115	New York State Housing
			Finance Agency, Health
			Facilities, Monroe County,
			Ser. A, Rev., 7.63%,
			05/01/05	117		117
22,500		22,500	New York State Urban
			Development Corp.,
			Correctional & Youth
			Facilities Services, Ser. A,
			Rev., 5.25%, 01/01/21	24,112		24,112

See unaudited notes to pro forma financial statements.

JPMorgan Tax-Free Income Fund / One Group Tax-Free Bond Fund
Proforma Combined Portfolio of Investments	June 30, 2004
(Amounts in thousands)
(Unaudited)

JPMorgan Tax- Free Income Fund Principal Amount	One Group Tax- Fre Bond Fund Principal Amount	Pro forma JPMorgan Tax Free Bond Fund Principal Amount	Security Description	JPMorgan Tax- Fre Income Fund Value	One Group Tax- Fre Income Fund Value	Pro forma JPMorgan Tax Free Bond Fund Value

275		275	New York State Urban
			Development Corp.,
			Correctional Capital
			Facilities, Ser. 7, Rev., Prerefunded,
			MBIA-IBC, 5.70%, 01/01/27	302		302
26,000		26,000	Port Authority of New York
			& New Jersey, CONS, 93rd
			Ser., Rev., 6.13%, 06/01/94	28,651		28,651
	3,000	3,000	Tobacco Settlement
			Financing Authority, Ser.
			A-1, Rev., 5.50%, 06/01/19		3,170	3,170
	3,000	3,000	Tobacco Settlement
			Financing Authority, Ser.
			C-1, Rev., 5.50%, 06/01/20		3,150	3,150
	3,000	3,000	Tobacco Settlement
			Financing Authority, Ser.
			C-1, Rev., 5.50%, 06/01/21		3,136	3,136
7,960		7,960	Triborough Bridge & Tunnel
			Authority, Convention
			Center Project, Ser. E,
			Rev., 7.25%, 01/01/10	8,940		8,940
2,000		2,000	Utica IDA, Civic Facilities,
			Munson-Williams-Proctor
			Institute Project, Ser. A,
			Rev., 5.38%, 07/15/19	2,130		2,130
				166,437	43,344	209,781
North Carolina (2.7%)
	3,200	3,200	Charlotte, North Carolina,
			GO, 5.50%, 06/01/17		3,499	3,499
	3,400	3,400	Charlotte, North Carolina,
			GO, 5.50%, 06/01/18		3,706	3,706
	3,510	3,510	Charlotte-Mecklenberg
			Hospital Authority, Health
			Care System, Rev., 5.90%,
			01/15/16		3,743	3,743
	3,355	3,355	Charlotte-Mecklenberg
			Hospital Authority, Health
			Care System, Ser. A, Rev.,
			5.60%, 01/15/10		3,573	3,573
	4,400	4,400	Cumberland County, GO,
			5.70%, 03/01/18		4,846	4,846
	6,195	6,195	New Hanover County,
			Public Improvements, GO,
			Prerefunded, 5.75%, 11/01/18		7,105	7,105
	1,995	1,995	North Carolina Housing
			Finance Agency, Single
			Family Housing, Ser. BB,
			Rev., 6.50%, 09/01/26		2,047	2,047
	2,845	2,845	North Carolina Housing
			Finance Agency, Single
			Family Housing, Ser. FF,
			Rev., 6.25%, 03/01/28		2,928	2,928
					31,447	31,447
North Dakota (0.9%)
	4,325	4,325	Bismark, North Dakato,
			Health Care Facilities, St.
			Alexius Medical Center, Ser.
			A, Rev., FSA, 5.25%,
			07/01/15		4,516	4,516

See unaudited notes to pro forma financial statements.

JPMorgan Tax-Free Income Fund / One Group Tax-Free Bond Fund
Proforma Combined Portfolio of Investments	June 30, 2004
(Amounts in thousands)
(Unaudited)

JPMorgan Tax- Free Income Fund Principal Amount	One Group Tax- Fre Bond Fund Principal Amount	Pro forma JPMorgan Tax Free Bond Fund Principal Amount	Security Description	JPMorgan Tax- Fre Income Fund Value	One Group Tax- Fre Income Fund Value	Pro forma JPMorgan Tax Free Bond Fund Value
5,000		5,000	Mercer County, PCR,
			Antelope Valley Station,
			Rev., AMBAC, 7.20%,
			06/30/13	6,024		6,024
				6,024	4,516	10,540
Ohio (3.2%)
1,745		1,745	Chillicothe City School
			District, School
			Improvement, GO, FGIC,
			5.25%, 12/01/25	1,786		1,786
6,000		6,000	Chillicothe City School
			District, School
			Improvement, GO, FGIC,
			5.00%, 12/01/32	5,903		5,903
1,000		1,000	Cleveland Municipal School
			District, GO, FSA, 5.25%,
			12/01/23	1,037		1,037
	7,000	7,000	Cleveland, Ohio, Cleveland
			Stadium Project, COP,
			AMBAC, 5.25%, 11/15/13		7,567	7,567
	3,000	3,000	Lucas County, Promedical
			Healthcare, Hospital,
			Rev., AMBAC,
			5.63%, 11/15/14		3,276	3,276
	305	305	Ohio Housing Finance
			Agency, Residential
			Mortgage, Ser. A, Rev.,
			6.20%, 09/01/14		314	314
	4,000	4,000	Ohio State Air Quality
			Development Authority,
			Ohio Edison Project, Ser. A,
			Rev., Adj., AMBAC, 3.25%,
			02/01/15		4,020	4,020
	5,000	5,000	Ohio State Turnpike
			Commission, Ser. A, Rev.,
			Prerefunded, MBIA, 5.70%, 02/15/17		5,384	5,384
	2,080	2,080	Riversouth Authority, Area
			Redevelopment, Ser. A,
			Rev., 5.25%, 12/01/19		2,204	2,204
	1,505	1,505	Riversouth Authority, Area
			Redevelopment, Ser. A,
			Rev., 5.25%, 12/01/20		1,586	1,586
	1,000	1,000	Riversouth Authority, Area
			Redevelopment, Ser. A,
			Rev., 5.25%, 12/01/21		1,047	1,047
	1,050	1,050	Riversouth Authority, Area
			Redevelopment, Ser. A,
			Rev., 5.25%, 12/01/22		1,092	1,092
	2,035	2,035	Toledo Lucas County Port
			Development Authority, Ser.
			A, Rev., 6.00%, 05/15/11		2,141	2,141
				8,726	28,631	37,357
Oklahoma (0.5%)
940		940	Oklahoma Housing Finance
			Agency, Single Family
			Mortgage, Ser. B-2, Rev.,
			6.80%, 09/01/26	974		974
5,000		5,000	Tulsa Metropolitan Utility
			Authority, Rev., MBIA,
			5.75%, 09/01/19	5,309		5,309
				6,283		6,283

See unaudited notes to pro forma financial statements.

JPMorgan Tax-Free Income Fund / One Group Tax-Free Bond Fund
Proforma Combined Portfolio of Investments	June 30, 2004
(Amounts in thousands)
(Unaudited)

JPMorgan Tax- Free Income Fund Principal Amount	One Group Tax- Fre Bond Fund Principal Amount	Pro forma JPMorgan Tax Free Bond Fund Principal Amount	Security Description	JPMorgan Tax- Fre Income Fund Value	One Group Tax- Fre Income Fund Value	Pro forma JPMorgan Tax Free Bond Fund Value
Oregon (0.8%)
	3,000	3,000	Oregon State Department
			Administrative Services,
			Lottery, Ser. B, Rev., FSA,
			5.25%, 04/01/15		3,204	3,204
5,000		5,000	Washington County
			Unified Sewer Agency,
			Senior Lien, Ser. A, Rev.,
			FGIC, 5.75%, 10/01/10	5,625		5,625
				5,625	3,204	8,829
Pennsylvania (0.9%)
	3,675	3,675	Delaware River Port
			Authority, PA & NJ, Rev.,
			FSA, 5.63%, 01/01/16		3,997	3,997
6,500		6,500	Pennsylvania IDA,
			Economic Development,
			Rev., AMBAC, 5.50%,
			07/01/18	7,051		7,051
				7,051	3,997	11,048
Puerto Rico (5.6%)
3,610		3,610	Puerto Rico
			Commonwealth, GO, FGIC,
			5.25%, 07/01/09	3,955		3,955
5,655		5,655	Puerto Rico
			Commonwealth, GO, MBIA,
			6.00%, 07/01/16	6,593		6,593
	3,000	3,000	Puerto Rico
			Commonwealth, Ser. C,
			Adj., GO, MBIA, 5.00%, 07/01/28		3,213	3,213
12,400		12,400	Puerto Rico
			Commonwealth, Ser. C, GO,
			Adj., 5.00%, 07/01/18	13,115		13,115
10,000		10,000	Puerto Rico Electric Power
			Authority, Ser. KK, Rev.,
			MBIA, 5.50%, 07/01/15	11,188		11,188
4,670		4,670	Puerto Rico Electric Power
			Authority, Ser. Y, Rev.,
			MBIA, 7.00%, 07/01/07	5,250		5,250
5,000		5,000	Puerto Rico Highway &
			Transportation Authority,
			Ser. B, Rev., Prerefunded, 6.00%,
			07/01/39	5,763		5,763
2,400		2,400	Puerto Rico Municipal
			Finance Agency, Ser. A,
			GO, FSA, 6.00%, 08/01/15	2,705		2,705
3,000		3,000	Puerto Rico Public
			Buildings Authority,
			Government Facilities, Ser.
			A, Rev., AMBAC, 6.25%,
			07/01/11	3,500		3,500
5,235		5,235	Puerto Rico Public
			Buildings Authority,
			Government Facilities, Ser.
			F, Rev., 5.25%, 07/01/20	5,507		5,507
2,800		2,800	Puerto Rico Public
			Buildings Authority,
			Government Facilities, Ser.
			K, Rev., FRDO, 4.50%,
			07/01/22	2,915		2,915
1,500		1,500	Puerto Rico Public
			Buildings Authority,
			Government Facilities, Ser.
			K, Rev., FRDO, 4.00%,
			07/01/26	1,554		1,554

See unaudited notes to pro forma financial statements.

JPMorgan Tax-Free Income Fund / One Group Tax-Free Bond Fund
Proforma Combined Portfolio of Investments	June 30, 2004
(Amounts in thousands)
(Unaudited)

JPMorgan Tax- Free Income Fund Principal Amount	One Group Tax- Fre Bond Fund Principal Amount	Pro forma JPMorgan Tax Free Bond Fund Principal Amount	Security Description	JPMorgan Tax- Fre Income Fund Value	One Group Tax- Fre Income Fund Value	Pro forma JPMorgan Tax Free Bond Fund Value
5		5	Puerto Rico Urban Renewal
			& Housing Corp., Rev.,
			7.88%, 10/01/04	5		5
				62,050	3,213	65,263
South Carolina (1.0%)
	2,000	2,000	Greenville Hospital System
			Board, Ser. B, Rev., 5.60%,
			05/01/10		2,103	2,103
5,000		5,000	South Carolina State Public
			Service Authority, Ser. A,
			Rev., AMBAC, 6.25%,
			01/01/22	5,373		5,373
4,000		4,000	South Carolina State Public
			Service Authority, Ser. A,
			Rev., FSA, 5.00%,	4,234		4,234
				9,607	2,103	11,710
South Dakota (0.6%)
2,750		2,750	Heartland Consumers
			Power District, Rev., Prerefunded,
			7.00%, 01/01/16	3,211		3,211
	2,500	2,500	Heartland Consumers
			Power District, Rev., FSA,
			6.00%, 01/01/17		2,867	2,867
	1,000	1,000	South Dakota Housing
			Development Authority,
			Homeownership Mortgage,
			Ser. C, Rev., 6.25%,
			05/01/15		1,031	1,031
				3,211	3,898	7,109
Tennessee (0.5%)
	1,360	1,360	Knox County Health
			Educational & Housing
			Facilities Board, Ft. Sanders
			Alliance, Rev., MBIA,
			7.25%, 01/01/09		1,580	1,580
	1,300	1,300	Knox County Health
			Educational & Housing
			Facilities Board, Ft. Sanders
			Alliance, Rev., MBIA,		1,536	1,536
			7.25%, 01/01/10
3,000		3,000	Metropolitan Government
			of Nashville & Davidson
			County, Water & Sewer,
			Rev., FGIC, 5.20%,
			01/01/13	3,269		3,269
				3,269	3,116	6,385
Texas (3.4%)
	3,000	3,000	Alliance Airport Authority,
			Fed Express Corp.
			Project, Rev., 6.38%,
			04/01/21		3,124	3,124
	6,000	6,000	Brownsville, Texas. Utilities
			System, Rev., MBIA,
			6.25%, 09/01/14		7,023	7,023
	3,000	3,000	Dallas-Fort Worth
			International Airport Facilities
			Improvement Corp., Ser. A,
			Rev., FGIC, 5.50%,		3,103	3,103
			11/01/20
2,115		2,115	Dallas-Fort Worth Regional
			Airport, Ser. A, Rev., FGIC,
			7.38%, 11/01/08	2,157		2,157

See unaudited notes to pro forma financial statements.

JPMorgan Tax-Free Income Fund / One Group Tax-Free Bond Fund
Proforma Combined Portfolio of Investments	June 30, 2004
(Amounts in thousands)
(Unaudited)

JPMorgan Tax- Free Income Fund Principal Amount	One Group Tax- Fre Bond Fund Principal Amount	Pro forma JPMorgan Tax Free Bond Fund Principal Amount	Security Description	JPMorgan Tax- Fre Income Fund Value	One Group Tax- Fre Income Fund Value	Pro forma JPMorgan Tax Free Bond Fund Value
2,945		2,945	Dallas-Fort Worth Regional
			Airport, Ser. A, Rev., FGIC,
			7.38%, 11/01/09	3,004		3,004
2,000		2,000	Dallas-Fort Worth Regional
			Airport, Ser. A, Rev., FGIC,
			7.38%, 11/01/11	2,040		2,040
	4,685	4,685	Lewisville, Texas,
			Combination Contract,
			District 2, GO, 5.88%,
			09/01/22		4,818	4,818
	4,250	4,250	San Antonio, Texas,
			Electric and Gas, Ser. 2000,
			Rev., Prerefunded, 5.00%, 02/01/17		4,512	4,512
	5,000	5,000	Texas A & M University,
			Rev., 5.38%, 05/15/16		5,335	5,335
	3,000	3,000	Texas State Turnpike
			Authority, Highway
			Improvements, Rev., BAN,
			5.00%, 06/01/08		3,218	3,218
	1,500	1,500	Tom Green County Health
			Facilities Development
			Corp., Shannon Health
			Systems Project, Rev.,
			6.20%, 05/15/11		1,592	1,592
				7,201	32,725	39,926
Utah (0.7%)
	4,340	4,340	Salt Lake County Municipal
			Building Authority, Rev.,
			Prerefunded, 5.50%, 10/01/11		4,816	4,816
	1,560	1,560	Utah Housing Finance
			Agency, Single Family
			Mortgage, Ser. A-2, Rev.,
			6.25%, 07/01/25		1,613	1,613
	1,815	1,815	Utah State Board Regents,
			Lease, Dixie College, Ser.
			A, Rev., AMBAC, 5.50%,
			05/01/23		1,910	1,910
					8,339	8,339
Virginia (1.2%)
1,105		1,105	Lynchburg, Virginia, Public
			Improvement, GO, 5.00%,
			06/01/16	1,166		1,166
1,110		1,110	Lynchburg, Virginia, Public
			Improvement, GO, 5.00%,
			06/01/17	1,164		1,164
1,205		1,205	Lynchburg, Virginia, Public
			Improvement, GO, 5.00%,
			06/01/18	1,256		1,256
	4,140	4,140	Norfolk, Virginia, Water,
			Rev., MBIA, 5.88%,
			11/01/14		4,432	4,432
5,500		5,500	Virginia State Public School
			Authority, 1997 Resolution,
			Ser. A, Rev., 5.00%,
			08/01/18	5,733		5,733
				9,319	4,432	13,751
Washington (2.1%)
5,000		5,000	Energy Northwest,
			Washington Electric, Project
			Number 1, Ser. A, Rev.,
			MBIA, 5.50%, 07/01/16	5,403		5,403

See unaudited notes to pro forma financial statements.

JPMorgan Tax-Free Income Fund / One Group Tax-Free Bond Fund
Proforma Combined Portfolio of Investments	June 30, 2004
(Amounts in thousands)
(Unaudited)

JPMorgan Tax- Free Income Fund Principal Amount	One Group Tax- Fre Bond Fund Principal Amount	Pro forma JPMorgan Tax Free Bond Fund Principal Amount	Security Description	JPMorgan Tax- Fre Income Fund Value	One Group Tax- Fre Income Fund Value	Pro forma JPMorgan Tax Free Bond Fund Value
7,000		7,000	Energy Northwest,
			Washington Electric, Ser. B,
			Rev., MBIA, 5.50%,
			07/01/18	7,704		7,704
	5,000	5,000	Seattle, Washington,
			Municipal Light and Power,
			Rev., MBIA, 6.00%,
			10/01/18		5,604	5,604
15		15	Washington Public Power
			Supply System, Nuclear
			Project No. 1, Ser. B, Rev.,
			7.25%, 07/01/09	17		17
235		235	Washington Public Power
			Supply System, Nuclear
			Project No. 1, Ser. B, Rev.,
			Prerefunded, 7.25%, 07/01/09	264		264
	5,430	5,430	Western Washington
			University, Housing and
			Dining, Junior Lien, Ser. A,
			Rev., AMBAC, 5.50%,
			10/01/22		5,920	5,920
				13,388	11,524	24,912
West Virginia (0.5%)
	5,250	5,250	West Virginia, State Road,
			GO, 5.75%, 06/01/13		5,822	5,822
Total State and Municipal Obligations (Cost $1,087,181)				642,297	502,670	1,144,968

Money Market Fund (2.3%)
United States (2.4%)
25,499		25,499	JPMorgan Tax Free Money
			Market Fund (a)	25,499		25,499
	1,029	1,029	Provident Municipal Cash
			Money Market Fund		1,029	1,029
				25,499	1,029	26,528
Total Money Market Fund (Cost $26,528)				25,499	1,029	26,528

Total (Cost $1,113,709) - 100.0%				$667,796	$503,699	$1,171,495

(a) –           Affiliated.  Money market fund registered under the Investment Company Act of 1940, as amended and advised by JPMorgan Investment Management, Inc.

No adjustments are shown to the unaudited pro forma combined portfolio of investments due to the fact that upon consummation of the merger, no securities would need to be sold in order for the acquiring fund to comply with its prospectus restrictions. The foregoing sentence shall not restrict in any way the ability of the investment adviser of either of the funds from buying or selling securities in the normal course of such fund's business and operations.

See unaudited notes to pro forma financial statements.

JPMorgan Tax Free Income Fund/One Group Tax-Free Bond Fund

Pro forma Combined Statement of Assets and Liabilities

as of June 30, 2004 (Unaudited)

(Amounts in Thousands, except per share data)

	JPMorgan Tax Free Income Fund	One Group Tax-Free Bond Fund	Pro forma Adjustments		Pro forma Combined JPMorgan Tax Free Bond Fund
ASSETS:
Investments in non-affiliates, at value	$642,297	$503,699			$1,145,996
Investments in affiliates, at value	25,499	—			25,499
Total investment securities, at value	667,796	503,699	—		1,171,495
Cash	1	—			1
Receivables:
Investment securities sold	8,377	—			8,377
Fund shares sold	22	49			71
Interest and dividends	9,672	7,593			17,265
Unrealized apppreciation on open swap contracts	30	—			30
Prepaid expenses and other assets	—	3			3
Total Assets	685,898	511,344	—		1,197,242

LIABILITIES:
Payables:
Dividends	2,122	1,910			4,032
Investment securities purchased	37,694	—			37,694
Fund shares redeemed	11	424			435
Accrued liabilities:
Investment advisory fees	159	168			327
Administration fees	80	68			148
Shareholder servicing fees	125	—			125
Distribution fees	3	22			25
Custodian fees	23	—			23
Trustees’ fees - deferred compensation plan	43	—			43
Other	101	76			177
Total Liabilities	40,361	2,668	—		43,029
Total Net Assets	$645,537	$508,676	$—		$1,154,213

NET ASSETS:
Paid in capital	$613,067	$469,678			$1,082,745
Accumulated undistributed (overdistributed) net investment income	(85)	100			15
Accumulated net realized gain (loss) on investments and futures	7,529	6,108			13,637
Net unrealized appreciation (depreciation) of investments, futures and swaps	25,026	32,790			57,816
Total Net Assets	$645,537	$508,676	$—		$1,154,213
Class A	$50,980	$57,927	$—		$108,907	(a)
Class B	$4,832	$13,446	$—		$18,278	(a)
Class I	$—	$437,303	$(437,303)		$—	(a)
Select	$589,725	$—	$437,303		$1,027,028	(a)
Total Net Assets	$645,537	$508,676	$—		$1,154,213
Shares of beneficial interest outstanding ($0.001 par value; unlimited number of shares authorized):
Class A	7,974	4,490	(4,022	)(b)	8,442
Class B	754	1,044	(379	)(b)	1,419
Class I	—	33,950	(33,950	)(b)	—
Select	92,310	—	(12,514	)(b)	79,796
Net Asset Value:
Class A (and redemption price)	$6.39	$12.90			$12.90
Class B *	$6.41	$12.88			$12.88
Class I (and redemption price)	$—	$12.88			$—
Select (and redemption price)	$6.39	$—			$12.88
Cost of investments	$642,800	$470,909			$1,113,709

*	Redemption price may be reduced by contingent deferred sales charge.
(a)	Reflects total combined net assets due to the merger.
(b)	Reflects the adjustment to the number of shares outstanding as a result of the merger.

JPMorgan Tax Free Income Fund/One Group Tax-Free Bond Fund

Pro forma Combining Statement of Operations

For the twelve months ended June 30, 2004 (Unaudited)

(Amounts in Thousands)

	Pre-Merger JPMorgan Tax Free Income Fund	Pre-Merger One Group Tax-Free Bond Fund	Pro forma Adjustments		Pro forma Combining JPMorgan Tax Free Bond Fund
Investment Income
Interest income	$32,758	$27,766	$—		$60,524
Dividend income	—	70	—		$70
Dividend income from affiliated investments *	217	—	—		$217
Total Investment Income	32,975	27,836	—		$60,811

Expenses
Investment advisory fees	2,127	2,506	(838	)(a)	$3,795
Administration fees	1,065	898	(665	)(a)	$1,298
Shareholder servicing fees	1,775	—	1,387	(a)	$3,162
Distribution fees	166	373	(100	)(a)	$439
Custodian fees	102	10	6	(b)	$118
Interest expense	—	— ^	—		$— ^
Printing and postage	18	24	(10	)(c)	$32
Professional fees	67	13	(36	)(c)	$44
Registration expenses	37	49	(10	)(c)	$76
Transfer agent fees	107	23	(52	)(b)	$78
Trustees’ fees	10	4	—		$14
Other	32	40	—		$72
Total expenses	5,506	3,940	(318)		$9,128
Less: amounts waived	212	357	845	(d)	$1,414
Less: earnings credits	1	—	—		$1
Less: expense reimbursements	—	6	—		$6
Net expenses	5,293	3,577	(1,163)		7,707
Net investment income (loss)	27,682	24,259	1,163		53,104

Realized and Unrealized Gain (Loss) on Investments
Net Realized gain (loss) on transactions from:
Investments	8,920	8,064	—		$16,984
Futures	(123)	—	—		$(123)
Change in net unrealized appreciation/depreciation of:	$
Investments	(97,942)	(30,117)	—		$(128,059)
Futures	227	—	—		$227
Swaps	567	—	—		$567
Net realized and unrealized gain on investments, futures and swaps	(88,351)	(22,053)	—		$(110,404)
Net increase (decrease) in net assets from operations	$(60,669)	$2,206	$1,163		$(57,300)

* Includes reimbursement of investment advisory, administration and shareholder servicing fees:	$40	$—	$—	$40

(a)    Reflects revised Investment Advisory, Adminstration, Shareholder Servicing and Distribution fees due to the adoption of the New Fee Structure, which will become effective independent of the merger.

(b)    Reflects revised contractual vendor agreements due to the proposed merger.

(c)    Reflects the elimination of duplicative fund level fees due to the proposed merger.

(d)    Reflect revised contractual expense reductions due to the adoption of the New Fee Structure and the proposed merger.

^       Amount rounds to less than one thousand.

Unaudited Pro Forma Financial Statements

JPMorgan Tax Free Income Fund/One Group Tax-Free Bond Fund

Notes to Pro Forma Financial Statements (Unaudited)

1.     Basis of Combination:

The unaudited Pro Forma Combined Portfolio of Investments and Pro Forma Combined Statement of Assets and Liabilities reflect the accounts of JPMorgan Tax Free Income Fund (“TFIF”) and One Group Tax-Free Bond Fund (“TFBF”) as though the acquisition had been effective on June 30, 2004.  The Pro Forma Combining Statement of Operations has been prepared as though the acquisition had been in effect on July 1, 2003.

The Pro Forma Statements give effect to the proposed transfer of all assets and liabilities of TFIF in exchange for the shares of TFBF as described in the plan of reorganization. If the reorganization is approved by the shareholders, the surviving fund, TFBF, will be renamed JPMorgan Tax Free Bond Fund.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of TFIF and TFBF, which have been incorporated by reference from their respective Statements of Additional Information.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2.     Accounting Policies:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.     Tax Status

Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Funds' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of their distributable net investment income and net realized gains on investments. In addition, the Funds intend to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

4.     Valuation of Investments:

Purchased options and futures contracts are valued at the last sale price on the exchange on which they are primarily traded. Fixed income securities, other than convertible bonds, with a maturity of 61 days or more held by the Funds will be valued each day based on readily available market quotations received from independent or affiliated commercial pricing services. All short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method, which approximates market value. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Trustees. Valuations may be based upon current market prices of securities, which are comparable in coupon, rating, maturity and industry. It is possible that the estimated value may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material.

5.     Shares of Beneficial Interest:

Under the proposed reorganization, each shareholder of TFIF would receive shares of TFBF with a value equal to their holding in TFIF.  Holders of TFIF Class A shares, Class B shares and Select shares would receive TFBF Class A shares, Class B shares and Class I shares (renamed Select shares), respectively.  Therefore, as a result of the proposed reorganization, current shareholders of TFIF will become shareholders in TFBF Class A shares, Class B shares and Select shares.

The Pro Forma net asset value per share assumes the issuance of additional shares of TFBF, which would have been issued on June 30, 2004 in connection with the proposed reorganization.  The amount of additional shares assumed to be effected was calculated based on the June 30, 2004 net assets of TFIF and the net asset value per share of TFBF.

Amount in thousands, except per share data:

	TFBF Class A shares	TFBF Class B shares	TFBF Select shares
Pro Forma Increase in Shares	3,952	375	45,786
Pro Forma Net Assets 6/30/04	$50,980	$4,832	$589,725
Pro Forma Net Asset Value 6/30/04	$12.90	$12.88	$12.88

6.     Pro Forma Operations:

Certain expenses have been adjusted to reflect the expected expenses of the combined entity.  The adjustments are presented for the purpose of illustrating the effect of the adoption of a new fee structure implemented in connection with the overall reorganization of the JPMorgan Funds and One Group Funds and independent of the proposed merger (the “New Fee Structure”) as if the New Fee Structure had taken effect on July 1, 2003.  The merger adjustments represent those adjustments needed to present the results of operations of the combined TFBF as if the proposed merger had taken effect on July 1, 2003.  The resulting Pro Forma Combined TFBF Statement of Operations represents the pro forma results of operations as if both the New Fee Structure and proposed merger had taken effect on July 1, 2003.

The merger adjustments are based on the contractual agreements that will be in effect at February 19, 2005 (the proposed date for the reorganization) at the combined level of average net assets as if the reorganization had been effective on July 1, 2003.

JPMorgan Equity Income Fund / One Group Equity Income Fund
Proforma Combined Portfolio of Investments	June 30, 2004
(Amounts in thousands)
(Unaudited)

JPMorgan Equity Income Fund Shares	One Group Equity Income Fund Shares	Pro forma JPMorgan Equity Income Fund Shares	Security Description	JPMorgan Equity Income Fund Market Value		One Group Equity Income Fund Market Value	Pro forma JPMorgan Equity Income Fund Market Value
Common Stocks (94.5%)
Aerospace (2.9%)
	60	60	L-3 Communications Holdings, Inc.			$4,008	$4,008
	90	90	The Boeing Co.			4,598	4,598
	80	80	United Technologies			7,318	7,318
						15,924	15,924
Agricultural Production/Services (0.2%)
12		12	Monsanto Co.	$474			474
13		13	UST, Inc.	450			450
				924			924
Apparel (0.6%)
	30	30	Nike, Inc., Class B			2,273	2,273
20		20	VF Corp.	969			969
				969		2,273	3,242
Appliances & Household Durables (0.1%)
6		6	Whirlpool Corp.	405			405

Automotive (0.8%)
15		15	Genuine Parts Co.	611			611
	70	70	Johnson Controls, Inc.			3,737	3,737
				611		3,737	4,348
Banking (8.6%)
26	140	166	Bank of America Corp.	2,162		11,846	14,008
26		26	Compass Bancshares, Inc.	1,109	(I)		1,109	(I)
	75	75	First Horizon National Corp.			3,410	3,410
4		4	M&T Bank Corp.	349			349
21		21	New York Community Bancorp, Inc.	421	(I)		421	(I)
18		18	North Fork Bancorporation, Inc.	670			670
33	110	143	SouthTrust Corp.	1,293		4,269	5,562
8		8	SunTrust Banks, Inc.	539			539
17		17	TCF Financial Corp.	998			998
18		18	The Bank of New York Co., Inc.	542			542
40	225	265	U.S. Bancorp	1,091		6,201	7,292
12		12	Wachovia Corp.	530			530
5	200	205	Wells Fargo & Co.	269		11,447	11,716
				9,973		37,173	47,146

See unaudited notes to pro forma financial statements.

JPMorgan Equity Income Fund / One Group Equity Income Fund
Proforma Combined Portfolio of Investments	June 30, 2004
(Amounts in thousands)
(Unaudited)

JPMorgan Equity Income Fund Shares	One Group Equity Income Fund Shares	Pro forma JPMorgan Equity Income Fund Shares	Security Description	JPMorgan Equity Income Fund Market Value	One Group Equity Income Fund Market Value		Pro forma JPMorgan Equity Income Fund Market Value
Business Services (1.2%)
	100	100	Automatic Data Processing, Inc.		4,188		4,188
22		22	Deluxe Corp.	966			966
	63	63	Electronic Data Systems Corp.		1,211	(I)	1,211	(I)
				966	5,399		6,365
Chemicals (3.1%)
	75	75	Air Products & Chemicals, Inc.		3,934		3,934
	85	85	Cabot Corp.		3,460		3,460
5		5	PPG Industries, Inc.	319			319
	125	125	The Dow Chemical Co.		5,087		5,087
9	90	99	The Sherwin-Williams Co.	353	3,740		4,093
				672	16,221		16,893
Computers/Computer Hardware (3.9%)
	75	75	Diebold, Inc.		3,965		3,965
16	275	291	Hewlett-Packard Co.	333	5,803		6,136
	130	130	International Business Machines Corp.		11,459		11,459
				333	21,227		21,560
Construction Materials (0.1%)
5		5	Masco Corp.	156			156
13		13	Vulcan Materials Co.	604			604
				760			760
Consumer Products (5.3%)
23	100	123	Altria Group, Inc.	1,166	5,005		6,171
	75	75	Avery-Dennison Corp.		4,801		4,801
	95	95	Black & Decker Corp.		5,902		5,902
	25	25	Colgate-Palmolive Co.		1,461		1,461
7	7		Fortune Brands, Inc.	536			536
	60	60	Kimberly-Clark Corp.		3,953		3,953
	70	70	Procter & Gamble Co.		3,811		3,811
	50	50	The Estee Lauder Companies, Inc., Class A		2,439		2,439
				1,702	27,372		29,074
Diversified (2.9%)
13	475	488	General Electric Co.	431	15,391		15,822
Electronics/Electrical Equipment (0.9%)
5	75	80	Emerson Electric Co.	311	4,766		5,077

Entertainment/Leisure (0.8%)
	85	85	Harrah’s Entertainment, Inc.		4,598		4,598
Financial Services (10.1%)
	75	75	American Express Co.		3,854		3,854
19		19	Charter One Financial, Inc.	844			844
52	350	402	Citigroup, Inc.	2,422	16,274		18,696
	125	125	Fannie Mae		8,920		8,920
16		16	Freddie Mac	1,013			1,013
	225	225	MBNA Corp.		5,803		5,803
	100	100	Merrill Lynch & Co., Inc.		5,398		5,398
	110	110	Morgan Stanley		5,805		5,805
16	100	116	Washington Mutual, Inc.	634	3,864		4,498
				4,913	49,918		54,831

See unaudited notes to pro forma financial statements.

JPMorgan Equity Income Fund / One Group Equity Income Fund
Proforma Combined Portfolio of Investments	June 30, 2004
(Amounts in thousands)
(Unaudited)

JPMorgan Equity Income Fund Shares	One Group Equity Income Fund Shares	Pro forma JPMorgan Equity Income Fund Shares	Security Description	JPMorgan Equity Income Fund Market Value		One Group Equity Income Fund Market Value		Pro forma JPMorgan Equity Income Fund Market Value
Food/Beverage Products (5.5%)
	150	150	ConAgra Foods, Inc.			4,062		4,062
	150	150	General Mills, Inc.			7,130		7,130
13		13	Kellogg Co.	552				552
	156	156	PepsiCo, Inc.			8,405		8,405
25		25	Sara Lee Corp.	564				564
	190	190	The Coca-Cola Co.			9,590		9,590
				1,116		29,187		30,303
Health Care/Health Care Services (1.2%)
	40	40	Baxter International, Inc.			2,278	(I)	2,278	(I)
	85	85	Medtronic, Inc.			4,141		4,141
						6,419		6,419
Insurance (2.7%)
	150	150	ACE LTD (Bermuda)	6,342				6,342
14		14	Chubb Corp.	968		968
7		7	Hartford Financial Services Group, Inc.	509		509
19		19	IPC Holdings LTD (Bermuda)	687				687
8		8	Marsh & McLennan Companies, Inc.	345				345
13		13	Old Republic International Corp.	299				299
14		14	SAFECO Corp.	598				598
17	80	97	The Allstate Corp.	768		3,724		4,492
14		14	Willis Group Holdings LTD (United Kingdom)	506				506
				4,680		10,066		14,746
Machinery & Engineering Equipment (0.7%)
	50	50	Caterpillar, Inc.			3,972		3,972
Manufacturing (3.3%)
	130	130	3M Co.			11,701		11,701
9		9	Cooper Industries LTD, Class A	547				547
8		8	Honeywell International, Inc.	304				304
	60	60	Illinois Tool Works, Inc.			5,753		5,753
				851		17,454		18,305
Metals/Mining (0.6%)
	100	100	Alcoa, Inc.			3,303		3,303
Multi-Media (1.7%)
4	50	54	Gannett Co., Inc.	314		4,243		4,557
5	5		Knight Ridder, Inc.	360				360
	170	170	The Walt Disney Co.			4,333		4,333
				674		8,576		9,250
Office/Business Equipment (1.3%)
	160	160	Pitney Bowes, Inc.			7,080		7,080
Oil & Gas (7.7%)
17	20	37	ChevronTexaco Corp.	1,565		1,882		3,447
24	65	89	ConocoPhillips	1,816		4,959		6,775
11		11	Equitable Resources, Inc.	548				548
56	375	431	Exxon Mobil Corp.	2,495		16,654		19,149
22		22	Questar Corp.	858	(I)			858	(I)
	75	75	Royal Dutch Petroleum Co., ADR (The Netherlands)			3,875		3,875

See unaudited notes to pro forma financial statements.

JPMorgan Equity Income Fund / One Group Equity Income Fund
Proforma Combined Portfolio of Investments	June 30, 2004
(Amounts in thousands)
(Unaudited)

JPMorgan Equity Income Fund Shares	One Group Equity Income Fund Shares	Pro forma JPMorgan Equity Income Fund Shares	Security Description	JPMorgan Equity Income Fund Market Value		One Group Equity Income Fund Market Value		Pro forma JPMorgan Equity Income Fund Market Value
	50	50	Schlumberger LTD			3,176		3,176
	60	60	Valero Energy Corp.			4,426		4,426
				7,282		34,972		42,254
Paper/Forest Products (0.2%)
17		17	Plum Creek Timber Co., Inc.	550				550
12		12	Rayonier, Inc.	527				527
				1,077				1,077
Pharmaceuticals (9.9%)
	100	100	Abbott Laboratories			4,076		4,076
	30	30	Allergan, Inc.			2,686	(I)	2,686	(I)
	175	175	Bristol-Myers Squibb Co.			4,288		4,288
	40	40	Eli Lilly & Co.			2,796		2,796
6	160	166	Johnson & Johnson	323		8,912		9,235
15	150	165	Merck & Co., Inc.	708		7,125		7,833
8	500	508	Pfizer, Inc.	281		17,140		17,421
	150	150	Wyeth			5,424		5,424
				1,312		52,447		53,759
Pipelines (0.1%)
5		5	Kinder Morgan, Inc.	314				314

Printing & Publishing (0.7%)
	50	50	The McGraw-Hill Companies, Inc.			3,829		3,829
Real Estate (0.1%)
12		12	Brascan Corp. (Canada), Class A	343				343
16		16	Brookfield Properties Corp. (Canada)	457				457
				800				800
Real Estate Investment Trust (3.3%)
	70	70	Archstone-Smith Trust			2,053		2,053
7		7	Boston Properties, Inc.	361				361
	60	60	CarrAmerica Realty Corp.			1,814		1,814
	55	55	Developers Diversified Realty			1,945		1,945
	60	60	Duke Realty Corp.			1,909		1,909
30		30	Global Signal, Inc.	663				663
11		11	iStar Financial, Inc.	448				448
13		13	Kimco Realty Corp.	592				592
14		14	Manufactured Home Communities, Inc.	461				461
25		25	ProLogis	825				825
12		12	PS Business Parks, Inc.	487				487
	45	45	Public Storage, Inc.			2,070		2,070
13		13	Regency Centers Corp.	558				558
8		8	Shurgard Storage Centers, Inc., Class A	284	(I)			284	(I)
	35	35	Simon Property Group, Inc.			1,800		1,800
	30	30	Vornado Realty Trust			1,713		1,713
				4,679		13,304		17,983
Retailing (4.6%)
	150	150	Albertson’s, Inc.			3,981	(I)	3,981	(I)
	100	100	Home Depot, Inc.			3,520		3,520

See unaudited notes to pro forma financial statements.

JPMorgan Equity Income Fund / One Group Equity Income Fund
Proforma Combined Portfolio of Investments	June 30, 2004
(Amounts in thousands)
(Unaudited)

JPMorgan Equity Income Fund Shares	One Group Equity Income Fund Shares	Pro forma JPMorgan Equity Income Fund Shares	Security Description	JPMorgan Equity Income Fund Market Value		One Group Equity Income Fund Market Value		Pro forma JPMorgan Equity Income Fund Market Value
		250	Limited Brands, Inc.			4,675		4,675
12		12	The May Department Stores Co.	338				338
	150	150	Wal-Mart Stores, Inc.			7,914		7,914
	130	130	Walgreen Co.			4,707		4,707
				338		24,797		25,135

Semi-Conductors (0.9%)
	100	100	Intel Corp.			2,760		2,760
	100	100	Texas Instruments, Inc.			2,418		2,418
						5,178		5,178
Shipping/Transportation (1.6%)
	120	120	Canadian National Railway Co. (Canada)			5,230	(I)	5,230	(I)
	50	50	United Parcel Service, Inc., Class B			3,759		3,759
						8,989		8,989
Telecommunications (3.3%)
30	70	100	Alltel Corp.	1,539		3,543		5,082
37		37	BellSouth Corp.	975				975
24	175	199	SBC Communications, Inc.	584		4,244		4,828
41	165	206	Verizon Communications, Inc.	1,466		5,972		7,438
				4,564		13,759		18,323
Toys & Games (0.1%)
24		24	Mattel, Inc.	429				429
Utilities (3.5%)
24		24	AGL Resources, Inc.					697
	100	100	American Electric Power Co., Inc.			3,200		3,200
11	55	66	Dominion Resources, Inc.	688		3,469		4,157
14		14	DPL, Inc.	270				270
17	65	82	Entergy Corp.	963		3,641		4,604
9		9	FPL Group, Inc.	563				563
18		18	KeySpan Corp.	653	(I)			653	(I)
18	85	103	Pinnacle West Capital Corp.	727		3,433		4,160
15		15	SCANA Corp.	542	(I)			542	(I)
10		10	Wisconsin Energy Corp.	333				333
				5,436		13,743		19,179
Total Common Stocks (Cost $279,389)				56,522		461,074		517,596

Preferred Stock (0.5%)
Insurance (0.5%)
	40	40	St. Paul Travelers Co., Inc.			2,924		2,924
Total Preferred Stocks (Cost $1,975)						2,924		2,924

Convertible Preferred Stocks (2.1%)
Insurance (0.4%)
	30	30	Prudential Financial, Inc., 6.75%			2,098		2,098
Paper/Forest Products (0.7%)
	65	65	Temple-Inland, Inc., 7.50%			3,823		3,823

See unaudited notes to pro forma financial statements.

JPMorgan Equity Income Fund / One Group Equity Income Fund
Proforma Combined Portfolio of Investments	June 30, 2004
(Amounts in thousands)
(Unaudited)

JPMorgan Equity Income Fund Shares	One Group Equity Income Fund Shares	Pro forma JPMorgan Equity Income Fund Shares	Security Description	JPMorgan Equity Income Fund Market Value	One Group Equity Income Fund Market Value		Pro forma JPMorgan Equity Income Fund Market Value
Telecommunications (1.0%)
	40	40	Alltel Corp., 7.75%		2,006		2,006
	75	75	Motorola, Inc., 7.00%		3,704		3,704
					5,710		5,710
Total Convertible Preferred Stock (Cost $9,317)					11,631		11,631

Convertible Bonds (1.1%)
Multi-Media (1.1%)
	3,000	3,000	Liberty Media Corp., Series A, 3.25%, 03/15/31		2,700	(I)	2,700	(I)
	40	40	Tribune Co., .00%, 05/15/29		3,275		3,275
Total Convertible Bond (Cost $6,094)					5,975		5,975

Money Market Funds (1.8%)
873		873	JPMorgan Prime Money Market Fund (a)	873			873
	8,749	8,749	One Group Prime Money Market (a)		8,749		8,749
Total Money Market Fund (Cost $9,622)				873	8,749		9,622

Total (Cost $306,397) - 100.0%				$57,395	$490,353		$547,748

Short-Term Securities Held as Collateral for Securities Lending
2,767	17,118	19,885	Pool of various securities for Equity Funds (Securities Lending)	$2,767	$17,118		$19,885

(a)          – Affiliated money market.

(l)    Security, or portion of a security, has been delivered to counterparty as part of security lending transaction.

No adjustments are shown to the unaudited pro forma combined portfolio of investments due to the fact that upon consummation of the merger, no securities would need to be sold in order for the acquiring fund to comply with its prospectus restrictions. The foregoing sentence shall not restrict in any way the ability of the investment adviser of either of the funds from buying or selling securities in the normal course of such fund's business and operations.

See unaudited notes to pro forma financial statements.

JPMorgan Equity Income Fund/One Group Equity Income Fund

Pro forma Combined Statement of Assets and Liabilities

as of June 30, 2004 (Unaudited)

(Amounts in Thousands, except per share data)

	JPMorgan Equity Income Fund	One Group Equity Income Fund	Pro forma Adjustments		Pro forma Combined JPMorgan Equity Income Fund
ASSETS:
Investments in non-affiliates, at value	$56,522	$481,604			$538,126
Investments in affiliates, at value	873	8,749			9,622
Total investment securities, at value	57,395	490,353	—		547,748
Investments held as collateral for securities lending program	2,767	17,118			19,885
Cash	25	—			25
Receivables:
Investment securities sold	287	—			287
Fund shares sold	2	69			71
Interest and dividends	109	768			877
Expense reimbursements	2	—			2
Prepaid expenses	—	2			2
Total Assets	60,587	508,310	—		568,897

LIABILITIES:
Payables:
Due to custodian	—	41			41
Dividends	57	417			474
Investment securities purchased	395	—			395
Collateral for securities lending program	2,767	17,118			19,885
Fund shares redeemed	73	236			309
Accrued liabilities:
Investment advisory fees	9	285			294
Administration fees	2	64			66
Shareholder servicing fees	9	—			9
Distribution fees	7	79			86
Custodian fees	7	—			7
Trustees’ fees - deferred compensation plan	8	—			8
Other	37	169			206
Total Liabilities	3,371	18,409	—		21,780
Total Net Assets	$57,216	$489,901	$—		$547,117

NET ASSETS:
Paid in capital	$64,019	$246,900			$310,919
Accumulated undistributed (overdistributed) net investment income	108	34			142
Accumulated net realized gain (loss) on investments	(17,431)	12,136			(5,295)
Net unrealized appreciation (depreciation) of investments	10,520	230,831			241,351
Total Net Assets	$57,216	$489,901	$—		$547,117
Class A	$14,515	$89,123	$—		$103,638	(a)
Class B	$8,302	$69,716	$—		$78,018	(a)
Class C	$3,137	$4,244	$—		$7,381	(a)
Class I	$—	$326,818	$(326,818)		$—	(a)
Select	$31,262	$—	$326,818		$358,080	(a)
Total Net Assets	$57,216	$489,901	$—		$547,117
Shares of beneficial interest outstanding ($0.001 par value; unlimited number of shares authorized):
Class A	501	5,369	373	(b)	6,243
Class B	287	4,208	214	(b)	4,709
Class C	108	256	81	(b)	445
Class I	—	19,609	(19,609	)(b)	—
Select	1,079	—	20,405	(b)	21,484
Net Asset Value:
Class A (and redemption price)	$28.98	$16.60			$16.60
Class B *	$28.94	$16.57			$16.57
Class C *	$28.92	$16.57			$16.57
Class I (and redemption price)	$—	$16.67			$—
Select (and redemption price)	$28.97	$—			$16.67
Cost of investments	$46,875	$259,522			$306,397
Investments in Securities on loan, at value	$2,731	$16,780			$19,511

*	Redemption price may be reduced by contingent deferred sales charge.
(a)	Reflects total combined net assets due to the merger.
(b)	Reflects the adjustment to the number of shares outstanding as a result of the merger.

JPMorgan Equity Income Fund/One Group Equity Income Fund

Pro forma Combining Statement of Operations

For the twelve months ended June 30, 2004 (Unaudited)

(Amounts in Thousands)

	JPMorgan Equity Income Fund Total	One Group Equity Income Fund Total	Pro forma Adjustments		Pro forma Combining JPMorgan Equity Income Fund
Investment Income
Interest income	$—	$407	$—		$407
Dividend income	2,227	11,885	—		14,112
Dividend income from affiliated investments *	6	16	—		22
Securities lending (net)	2	46	—		48
Foreign taxes withheld	(2)	—	—		(2)
Total Investment Income	2,233	12,354	—		14,587

Expenses
Investment advisory fees	251	3,509	(1,613	)(a)	2,147
Administration fees	94	765	(308	)(a)	551
Shareholder servicing fees	156	—	1,186	(a)	1,342
Distribution fees	122	1,104	(286	)(a)	940
Custodian fees	58	16	(14	)(b)	60
Interest expense	1	—	—		1
Printing and postage	14	41	(10	)(c)	45
Professional fees	49	13	(39	)(c)	23
Registration expenses	43	51	(10	)(c)	84
Transfer agent fees	149	382	(47	)(b)	484
Trustees’ fees	1	4	—		5
Other	6	18	—		24
Total expenses	944	5,903	(1,141)		5,706
Less: amounts waived	197	182	(379	)(d)	—
Less: expense reimbursements	32	5	—		37
Net expenses	715	5,716	(762)		5,669
Net investment income (loss)	1,518	6,638	762		8,918

Realized and Unrealized Gain (Loss) on Investments
Net Realized gain (loss) on transactions from:
Investments	2,820	28,644	—		31,464
Change in net unrealized appreciation/depreciation of:
Investments	6,595	34,593	—		41,188
Net realized and unrealized gain on investments	9,415	63,237	—		72,652
Net increase (decrease) in net assets from operations	$10,933	$69,875	$762		$81,570

* Includes reimbursement of investment advisory, administration and shareholder servicing fees:	$1	$—	$—	$1

(a) Reflects revised Investment Advisory, Adminstration, Shareholder Servicing and Distribution fees due to the adoption of the New Fee Structure, which will become effective independent of the merger.

(b) Reflects revised contractual vendor agreements due to the proposed merger.

(c) Reflects the elimination of duplicative fund level fees due to the proposed merger.

(d) Reflects revised contractual expense reductions due to the adoption of the New Fee Structure and the proposed merger.

Unaudited Pro Forma Financial Statements

JPMorgan Equity Income Fund/One Group Equity Income Fund

Notes to Pro Forma Financial Statements (Unaudited)

1.     Basis of Combination:

The unaudited Pro Forma Combined Portfolio of Investments and Pro Forma Combined Statement of Assets and Liabilities reflect the accounts of JPMorgan Equity Income Fund (“EIF”) and One Group Equity Income Fund (“OGEIF”) as though the acquisition had been effective on June 30, 2004.  The Pro Forma Combining Statement of Operations has been prepared as though the acquisition had been in effect on July 1, 2003.

The Pro Forma Statements give effect to the proposed transfer of all assets and liabilities of EIF in exchange for the shares of OGEIF as described in the plan of reorganization. If the reorganization is approved by the shareholders, the surviving fund, OGEIF, will be renamed JPMorgan Equity Income Fund.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of EIF and OGEIF, which have been incorporated by reference from their respective Statements of Additional Information.

2.     Accounting Policies:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.     Tax Status:

Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Funds’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of their distributable net investment income and net realized gains on investments. In addition, the Funds intend to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

4.     Valuation of Investments:

Equity securities, purchased options and futures contracts are valued at the last sale price on the exchange on which they are primarily traded. The value of National Market System equity securities quoted by The Nasdaq Stock Market, Inc. shall generally be the Nasdaq Official Closing Price. Securities for which sale prices are not available and other over-the-counter securities are valued at the mean between the bid and asked quotations. Fixed income securities, other than convertible bonds, with a maturity of 61 days or more held by the Fund will be valued each day based on readily available market quotations received from independent or affiliated commercial pricing services. All short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method, which approximates market value. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Trustees. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material.

5.     Shares of Beneficial Interest:

Under the proposed reorganization, each shareholder of EIF would receive shares of OGEIF with a value equal to their holding in EIF.  Holders of EIF Class A shares, Class B shares, Class C shares and Select shares would receive OGEIF Class A shares, Class B shares, Class C shares and Class I shares (renamed Select shares), respectively.  Therefore, as a result of the proposed reorganization, current shareholders of EIF will become shareholders in OGEIF Class A shares, Class B shares, Class C shares and Select shares.

The Pro Forma net asset value per share assumes the issuance of additional shares of OGEIF, which would have been issued on June 30, 2004 in connection with the proposed reorganization.  The amount of additional shares assumed to be effected was calculated based on the June 30, 2004 net assets of EIF and the net asset value per share of OGEIF.

Amount in thousands, except per share data:

	OGEIF Class A shares	OGEIF Class B shares	OGEIF Class C shares	OGEIF Select shares
Pro Forma Increase in Shares	874	501	189	1,875
Pro Forma Net Assets 6/30/04	$14,515	$8,302	$3,137	$31,262
Pro Forma Net Asset Value 6/30/04	$16.60	$16.57	$16.57	$16.67

6.     Pro Forma Operations:

Certain expenses have been adjusted to reflect the expected expenses of the combined entity.  The adjustments are presented for the purpose of illustrating the effect of the adoption of a new fee structure implemented in connection with the overall reorganization of the JPMorgan Funds and One Group Funds and independent of the proposed merger (the “New Fee Structure”) as if the New Fee Structure had taken effect on July 1, 2003.  The merger adjustments represent those adjustments needed to present the results of operations of the combined OGEIF as if the proposed merger had taken effect on July 1, 2003.  The resulting Pro Forma Combined OGEIF Statement of Operations represents the pro forma results of operations as if both the New Fee Structure and proposed merger had taken effect on July 1, 2003.

The merger adjustments are based on the contractual agreements that will be in effect at February 19, 2005 (the proposed date for the reorganization) at the combined level of average net assets as if the reorganization had been effective on July 1, 2003.

FORM OF PROXY

J.P. MORGAN MUTUAL FUND SELECT GROUP

JPMorgan Bond Fund II

J.P. MORGAN MUTUAL FUND GROUP

JPMorgan U.S. Treasury Income Fund

J.P. MORGAN MUTUAL FUND SELECT TRUST

JPMorgan Tax Free Income Fund

J.P. MORGAN MUTUAL FUND INVESTMENT TRUST

JPMorgan Equity Income Fund

JPMorgan Equity Growth Fund

J.P. MORGAN FLEMING MUTUAL FUND GROUP, INC.

JPMorgan Small Cap Growth Fund

J.P. MORGAN FUNDS

JPMorgan U.S. Small Company Opportunities Fund

(collectively, the “JPMorgan Funds”)

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES/DIRECTORS
FOR THE SPECIAL MEETING OF THE SHAREHOLDERS TO BE HELD ON JANUARY 20, 2005

The undersigned hereby appoints Robert L. Young, Patricia A. Maleski, Scott E. Richter and Andrew P. LeChard, and each of them, attorneys-in-fact and proxies for the undersigned, with full power of substitution, and revocation to represent the undersigned and to vote on behalf of the undersigned all shares of the Fund listed above, which the undersigned is entitled to vote at the Special Meeting of Shareholders to be held at 522 Fifth Avenue, 7th Floor, New York, NY 10036 on January 20, 2005, 9:00 a.m., and at any adjournments thereof.  The undersigned hereby acknowledges receipt of the Notice of the Special Meeting of Shareholders and hereby instructs said attorneys and proxies to vote said shares as indicated hereon.  If no direction is made, this proxy will be voted FOR Proposal 1.  In their discretion, the attorneys-in-fact and proxies are authorized to vote upon such other business as may properly come before the Special Meeting of Shareholders in person or by substitute (or, if only one shall be so present, then that one) and shall have and may exercise all of the power and authority of said proxies hereunder.  The undersigned hereby revokes any proxy previously given.

PLEASE VOTE, DATE AND SIGN ON THE REVERSE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE.

Note: Please sign exactly as your name appears on this proxy.  Joint owners should each sign personally. Trustees and other fiduciaries should indicate the capacity in which they sign, and where more than one name appears, a majority must sign. If a corporation, this signature should be that of an authorized officer who should state his or her title.  When signing as attorney, executor, administrator, trustee, guardian or corporate officer, please give your full title.  The undersigned authorizes the proxies to vote and otherwise represent the undersigned on any other matter that may properly come before the Special Meeting or any adjournment or postponement thereof in the discretion of the proxies.

IF YOUR ADDRESS HAS CHANGED,	DO YOU HAVE ANY COMMENTS?
PROVIDE YOUR NEW ADDRESS.

CONTROL NUMBER:

NUMBER OF SHARES HELD ON THE RECORD DATE:

Shareholder sign here	Co-Owner sign here

Print Name and Title (if applicable)	Print Name and Title (if applicable)

Date

PLEASE BE SURE TO SIGN AND DATE THIS PROXY CARD AND RETURN IT PROMPTLY IN

THE ENCLOSED ENVELOPE

☒            PLEASE MARK VOTES AS IN THIS EXAMPLE

Proposal 1 (All Funds)

To approve or disapprove an Agreement and Plan of Reorganization providing for the acquisition of all of the assets of your JPMorgan Fund in exchange for shares of the corresponding One Group® Mutual Fund and the subsequent liquidation of your JPMorgan Fund:

a.	JPMorgan Bond Fund II (corresponding One Group Mutual Fund: One Group Bond Fund)	For ☐	Against ☐	Abstain ☐

b.	JPMorgan U.S. Treasury Income Fund (corresponding One Group Mutual Fund: One Group Government Bond Fund)	For ☐	Against ☐	Abstain ☐

c.	JPMorgan Tax Free Income Fund (corresponding One Group Mutual Fund: One Group Tax-Free Bond Fund)	For ☐	Against ☐	Abstain ☐

d.	JPMorgan Equity Income Fund (corresponding One Group Mutual Fund: One Group Equity Income Fund)	For ☐	Against ☐	Abstain ☐

e.	JPMorgan Equity Growth Fund (corresponding One Group Mutual Fund: One Group Large Cap Growth Fund)	For ☐	Against ☐	Abstain ☐

f.	JPMorgan Small Cap Growth Fund (corresponding One Group Mutual Fund: One Group Small Cap Growth Fund)	For ☐	Against ☐	Abstain ☐

g.	JPMorgan U.S. Small Company Opportunities (corresponding One Group Mutual Fund: One Group Small Cap Growth Fund)	For ☐	Against ☐	Abstain ☐

OR, VOTE BY TELEPHONE

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Call Toll-Free on a Touch-Tone Phone

FOLLOW THESE FOUR EASY STEPS:

1.             READ THE ACCOMPANYING COMBINED PROXY STATEMENT/PROSPECTUS.

2.             CALL THE TOLL-FREE NUMBER

800-762-8415

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3.             ENTER YOUR CONTROL NUMBER LOCATED ON YOUR PROXY CARD.

4.             FOLLOW THE RECORDED INSTRUCTIONS.

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Call 800-762-8415 anytime!

OR, VOTE BY INTERNET

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FOLLOW THESE FOUR EASY STEPS:

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2.             GO TO THE WEBSITE

http://www.proxyweb.com

3.             ENTER YOUR CONTROL NUMBER LOCATED ON YOUR PROXY CARD.

4.             FOLLOW THE INSTRUCTIONS PROVIDED.

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DO NOT RETURN YOUR PROXY CARD IF YOU ARE VOTING BY TELEPHONE OR INTERNET.

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